ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:
1M	—	1 Month
1Y	—	1 Year
10Y	—	10 Year
12M	—	12 Month
12Y	—	12 Year
13Y	—	13 Year
2M	—	2 Month
3M	—	3 Month
31M	—	31 Month
36M	—	36 Month
5Y	—	5 Year
6M	—	6 Month
7Y	—	7 Year
9Y	—	9 Year
AB	—	Aktiebolag
ABS	—	Asset-Backed Security
ACES	—	Alternative Credit Enhancement Securities
ADR	—	American Depositary Receipt
AEX	—	Amsterdam Exchange
AG	—	Aktiengesellschaft
AGM	—	Assured Guarantee Municipal Corporation
ARM	—	Adjustable Rate Mortgage
ASA	—	Allmennaksjeselskap
ASX	—	Australian Securities Exchange
BAM	—	Build America Mutual
BBR	—	Bank Bill Rate
BBSW	—	Bank Bill Swap Rate
Bhd	—	Berhad
Bobl	—	Bundesobligation ("federal government bond")
BTP	—	Buoni del Tesoro Poliennali
BUBOR	—	Budapest Interbank Offered Rate
Bund	—	Bundesanleihe ("federal bond")
Buxl	—	German Long-term Bonds
BV	—	Besloten Vennootschap
CDI	—	Crest Depository Interest
CDX	—	A series of indexes that track North American and emerging market credit derivative indexes.
Cetip	—	Center for Custody and Financial Settlement of Securities
CFETS	—	China Foreign Exchange Trade System
CHF	—	Swiss Franc
CLO	—	Collateralized Loan Obligation
CLP-TNA	—	Chilean Pesos Floating Rate Index
CME	—	Chicago Mercantile Exchange
CMT	—	Constant Maturity
COFI	—	Federal Cost of Funds Index
CONV	—	Convertible
COP	—	Colombian Peso
COPS	—	Certificates of Participation
COP-IBR- OIS	—	Columbian Indicador Bancario De Referencia Overnight Interbank Reference Rate
CV	—	Capital Variable
CVA	—	Dutch Certificate
DAC	—	Designated Activity Company
DETNT/N	—	Danish Kroner Tomorrow/Next Interest Rate
DI	—	Interbank Deposit
EAFE	—	Europe, Australasia, Far East
EONIA	—	Euro Overnight Index Average
ESTR	—	Euro Short-Term Rate
ETF	—	Exchange Traded Fund
EURIBOR	—	Euro Interbank Offered Rate
Fannie Mae	—	Federal National Mortgage Association
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corporation
FRA	—	Forward Rate Agreements
FTSE	—	Financial Times Stock Exchange
GDR	—	Global Depositary Receipt
GmbH	—	Gesellschaft mit beschrankter Haftung
Gtd.	—	Guaranteed
HIBOR	—	Hong Kong Interbank Offered Rate
HKD	—	Hong Kong Dollar
HOISHKD	—	Hong Kong Dollar Overnight Index Average
HSCEI	—	Hang Seng China Enterprises Index
HY	—	High Yield
IBEX	—	Iberia Index
ICE	—	Intercontinental Exchange
IFSC	—	International Financial Services Center
ILS	—	Israeli Shekel
IO	—	Interest Only (Principal amount shown is notional)
JGB	—	Japanese Government Bond
JIBAR	—	Johannesburg Interbank Average Rate
JSC	—	Joint Stock Company
KGaA	—	Kommanditgesellschaft auf Aktien
KWCDC	—	Korean Won Certificate of Deposit
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
MIB Index	—	Milano Indice di Borsa Index
MIBOR	—	Mumbai Inter-Bank Overnight Rate
MSCI	—	Morgan Stanley Capital International
MUTS- CALM	—	Bank of Japan Estimate Unsecured Overnight Call Rate
NA	—	North American
NIBOR	—	Norwegian Interbank Offered Rate
NIFTY	—	National Stock Exchange Fifty
NOK	—	Norwegian Krone
NV	—	Naamloze Vennootschap
NVDR	—	Non-Voting Depository Receipt
OAT	—	Obligations Assimilables du Trésor
OYJ	—	Julkinen Osakeyhtio
PAO	—	Public Joint Stock Company
PCL	—	Public Company Limited
PIK	—	Payment-in-Kind Bonds
PJSC	—	Public Joint Stock Company
PLC	—	Public Limited Company
PLN	—	Polish Zloty
PRIBOR	—	Prague Inter-bank Offered Rate
PSF	—	Permanent School Fund
PSQC	—	Commercial Bank of Qatar
PT	—	Perseroan Terbatas
QPSC	—	Qatari Public Shareholding Company
RBA	—	Reserve Bank of Australia
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SA	—	Societe Anonyme
SA de CV	—	Sociedad Anonima de Capital Variable
SAB de CV	—	Sociedad Anonima Bursatil de Capital Variable
S.a.r.l.	—	Societa a responsabilita limitata
SAS	—	Societe par Actions Simplifiee
SASU	—	Societe par Actions Simplifiee Unipersonnelle
SBA	—	Small Business Administration
SCA	—	Societe en Commandite par Actions
Schatz	—	Short Bond Future
SE	—	Societas Europaea
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
SGPS	—	Sociedade Gestora de Participacoes Sociais
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average Rate
SORA	—	Singapore Overnight Rate Average

ABBREVIATIONS AND FOOTNOTES
SSARON	—	Swiss Average Rate Overnight
STACR	—	Structured Agency Credit Risk
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STIBOR	—	Stockholm Interbank Offered Rate
STRIP	—	Stripped Security
TAIEX	—	Taiwan Stock Exchange Capitalization Weighted Stock Index
TBA	—	To be announced
Tbk	—	Terbuka
TELBOR	—	Tel Aviv Inter-Bank Offered Rate
TIIE	—	The Equilibrium Interbank Interest Rate
TSX	—	Toronto Stock Exchange
TWD	—	Taiwan Dollar
USFFE	—	United States Effective Federal Funds Rate
WIBOR	—	Warsaw Interbank Offered Rates
WIG20	—	Warsaw Stock Exchange Index
144A	—
Security was purchased pursuant to Rule 144A under the
Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. See the Funds’
Annual Financial Statements for the total market values and
percentages of net assets for 144A securities by fund as of
December 31, 2024.

INVESTMENT FOOTNOTES:
«	—	Century bond maturing in 2110.
~	—	Century bond maturing in 2121.
ψ	—	Century bond maturing in 2122.
‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
^	—	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of year end.
†	—	Floating rate security. Rate shown reflects the rate in effect as of March 31, 2025.
γ	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
Ξ	—	Variable or floating rate security, the interest rate of which adjusts periodically and is linked to changes in current local market conditions.
Ω	—	Rate shown reflects the effective yield as of March 31, 2025.
∞	—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
†††	—	Security is a Level 3 investment (see Note 2 in Notes to Financial Statements of the Funds’ Annual Financial Statements dated December 31, 2024).
Ø	—	7-day current yield as of March 31, 2025 is disclosed.
ρ	—	Perpetual bond. Maturity date represents the next call date.
◊	—	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
»	—	Zero coupon bond.
++	—	Loan Commitment. The closing of the commitment was held on May 31, 2023. The uncalled capital commitment at March 31, 2025 was $754,000.
Σ	—	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

FOREIGN BOND FOOTNOTES:
(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Reals (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
FOREIGN BOND FOOTNOTES:
(E)	—	Par is denominated in Euro (EUR).
(I)	—	Par is denominated in Indonesian Rupiahs (IDR).
(J)	—	Par is denominated in Japanese Yen (JPY).
(KW)	—	Par is denominated in South Korean Won (KRW).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(P)	—	Par is denominated in Polish Zloty (PLN).
(S)	—	Par is denominated in South African Rand (ZAR).
(T)	—	Par is denominated in Turkish Lira (TRY).
(U)	—	Par is denominated in British Pounds (GBP).
(UYU)	—	Par is denominated in Uruguayan Peso (UYU).
(Y)	—	Par is denominated in Chinese Yuan (CNY).
(ZF)	—	Par is denominated in Thai Baht (THB).
(ZG)	—	Par is denominated in Hungarian Forint (HUF).
(ZH)	—	Par is denominated in Indian Rupees (INR).

COUNTERPARTY ABBREVIATIONS:
BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CITI	—	Counterparty to contract is Citibank NA London.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HSBC	—	Counterparty to contract is HSBC Securities.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
MLIB	—	Counterparty to contract is Merrill Lynch International Bank.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
RBC	—	Counterparty to contract is Royal Bank of Canada.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SC	—	Counterparty to contract is Standard Chartered PLC.
SS	—	Counterparty to contract is State Street Global Markets.
TD	—	Counterparty to contract is Toronto-Dominion Bank.
UBS	—	Counterparty to contract is UBS AG.

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 91.1%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	5,402,740	$69,803,400
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	17,962,099	228,657,523
GuideStone Global Bond Fund (Institutional Class)∞	4,506,486	38,981,104
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	6,408,969	73,895,411
GuideStone Equity Index Fund (Institutional Class)∞	2,244,237	125,542,583
GuideStone International Equity Index Fund (Institutional Class)∞	4,702,518	58,452,300
GuideStone Small Cap Equity Fund (Institutional Class)∞	874,146	14,239,832
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	1,432,257	14,036,120
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	660,976	6,014,884
GuideStone Strategic Alternatives Fund (Institutional Class)∞	752,550	7,006,241
Total Mutual Funds (Cost $629,876,417)		636,629,398
MONEY MARKET FUNDS — 1.6%
GuideStone Money Market Fund, 4.26% (Institutional Class)Ø∞	11,329,189	11,329,189
Northern Institutional U.S. Treasury Portfolio (Premier), 4.18%Ø	12,472	12,472
Total Money Market Funds (Cost $11,341,661)		11,341,661

	Par	Value
U.S. TREASURY OBLIGATIONS — 7.3%
U.S. Treasury Inflationary Index Bonds
3.88%, 04/15/29	$9,343,057	$10,269,603
3.38%, 04/15/32	2,747,190	3,071,838
0.75%, 02/15/42	702,935	565,313
0.63%, 02/15/43	3,343,738	2,574,262
0.75%, 02/15/45	681,260	517,523
1.00%, 02/15/48	1,507,218	1,159,490
0.13%, 02/15/51	1,970,559	1,134,643
1.50%, 02/15/53	870,982	725,435
2.13%, 02/15/54	367,453	352,890
2.38%, 02/15/55	503,360	509,909
		20,880,906
U.S. Treasury Inflationary Index Notes
0.13%, 07/15/26	7,706,503	7,671,815
0.38%, 07/15/27	5,532,207	5,470,015
0.25%, 07/15/29	2,446,543	2,344,081
1.63%, 10/15/29	1,009,580	1,024,121
0.13%, 01/15/30	2,382,990	2,242,657
0.63%, 07/15/32	5,253,547	4,906,370
1.38%, 07/15/33	1,533,392	1,496,350
1.75%, 01/15/34	752,344	751,322
1.88%, 07/15/34	2,298,125	2,320,249
2.13%, 01/15/35	2,149,091	2,206,685
		30,433,665
Total U.S. Treasury Obligations (Cost $52,198,496)		51,314,571
TOTAL INVESTMENTS — 100.0% (Cost $693,416,574)		699,285,630
Liabilities in Excess of Other Assets — (0.0)%		(180,390)
NET ASSETS — 100.0%		$699,105,240
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2024, see Schedule of Investments in the Fund’s Annual Financial Statements.

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 94.1%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	6,199,107	$80,092,461
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	47,025,160	598,630,285
GuideStone Global Bond Fund (Institutional Class)∞	11,895,034	102,892,040
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	21,845,159	251,874,688
GuideStone Equity Index Fund (Institutional Class)∞	7,620,406	426,285,490
GuideStone International Equity Index Fund (Institutional Class)∞	16,417,517	204,069,742
GuideStone Small Cap Equity Fund (Institutional Class)∞	3,013,335	49,087,229
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	5,092,299	49,904,531
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,217,317	20,177,585
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,058,716	19,166,648
Total Mutual Funds (Cost $1,749,267,119)		1,802,180,699
MONEY MARKET FUNDS — 1.4%
GuideStone Money Market Fund, 4.26% (Institutional Class)Ø∞	26,901,242	26,901,242
Northern Institutional U.S. Treasury Portfolio (Premier), 4.18%Ø	26,838	26,838
Total Money Market Funds (Cost $26,928,080)		26,928,080

	Par	Value
U.S. TREASURY OBLIGATIONS — 4.6%
U.S. Treasury Inflationary Index Bonds
3.88%, 04/15/29	$16,212,668	$17,820,470
3.38%, 04/15/32	4,760,602	5,323,184
0.75%, 02/15/42	1,180,931	949,726
0.63%, 02/15/43	5,810,090	4,473,046
0.75%, 02/15/45	1,180,401	896,698
1.00%, 02/15/48	2,621,528	2,016,719
0.13%, 02/15/51	3,471,355	1,998,798
1.50%, 02/15/53	1,517,540	1,263,949
2.13%, 02/15/54	646,925	621,286
2.38%, 02/15/55	885,914	897,441
		36,261,317
U.S. Treasury Inflationary Index Notes
0.13%, 07/15/26	13,365,449	13,305,289
0.38%, 07/15/27	9,590,456	9,482,643
0.25%, 07/15/29	4,247,298	4,069,420
1.63%, 10/15/29	1,741,526	1,766,609
0.13%, 01/15/30	4,136,279	3,892,694
0.63%, 07/15/32	9,129,472	8,526,157
1.38%, 07/15/33	2,656,764	2,592,585
1.75%, 01/15/34	1,302,134	1,300,365
1.88%, 07/15/34	3,983,755	4,022,106
2.13%, 01/15/35	3,694,222	3,793,225
		52,751,093
Total U.S. Treasury Obligations (Cost $89,732,853)		89,012,410
TOTAL INVESTMENTS — 100.1% (Cost $1,865,928,052)		1,918,121,189
Liabilities in Excess of Other Assets — (0.1)%		(2,103,731)
NET ASSETS — 100.0%		$1,916,017,458
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2024, see Schedule of Investments in the Fund’s Annual Financial Statements.

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.8%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	71,625	$925,397
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	35,085,021	446,632,320
GuideStone Global Bond Fund (Institutional Class)∞	13,012,740	112,560,201
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	18,292,449	210,911,939
GuideStone Equity Index Fund (Institutional Class)∞	11,971,000	669,657,755
GuideStone International Equity Index Fund (Institutional Class)∞	26,129,894	324,794,582
GuideStone Small Cap Equity Fund (Institutional Class)∞	4,827,066	78,632,901
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	8,125,266	79,627,609
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,024,896	27,526,555
	Shares	Value
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,146,364	$19,982,643
Total Mutual Funds (Cost $1,831,904,953)		1,971,251,902
MONEY MARKET FUNDS — 1.3%
GuideStone Money Market Fund, 4.26% (Institutional Class)Ø∞ (Cost $25,036,678)	25,036,678	25,036,678
TOTAL INVESTMENTS — 100.1% (Cost $1,856,941,631)		1,996,288,580
Liabilities in Excess of Other Assets — (0.1)%		(1,063,069)
NET ASSETS — 100.0%		$1,995,225,511
Futures Contracts outstanding at March 31,2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	06/2025	59	$5,979,945	$42,157
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2024, see Schedule of Investments in the Fund’s Annual Financial Statements.

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.8%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	12,392,111	$157,751,572
GuideStone Global Bond Fund (Institutional Class)∞	4,544,525	39,310,141
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	7,479,010	86,232,979
GuideStone Equity Index Fund (Institutional Class)∞	13,565,286	758,842,085
GuideStone International Equity Index Fund (Institutional Class)∞	29,666,591	368,755,727
GuideStone Small Cap Equity Fund (Institutional Class)∞	5,531,674	90,110,969
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	9,273,267	90,878,021
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,166,931	28,819,071
Total Mutual Funds (Cost $1,405,612,067)		1,620,700,565
	Shares	Value
MONEY MARKET FUNDS — 1.2%
GuideStone Money Market Fund, 4.26% (Institutional Class)Ø∞ (Cost $20,152,565)	20,152,565	$20,152,565
TOTAL INVESTMENTS — 100.0% (Cost $1,425,764,632)		1,640,853,130
Liabilities in Excess of Other Assets — (0.0)%		(148,336)
NET ASSETS — 100.0%		$1,640,704,794
Futures Contracts outstanding at March 31,2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	06/2025	48	$4,865,040	$34,297
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2024, see Schedule of Investments in the Fund’s Annual Financial Statements.

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.0%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	2,862,796	$36,443,390
GuideStone Global Bond Fund (Institutional Class)∞	1,057,738	9,149,432
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	3,717,387	42,861,475
GuideStone Equity Index Fund (Institutional Class)∞	7,593,671	424,789,966
GuideStone International Equity Index Fund (Institutional Class)∞	16,587,703	206,185,147
GuideStone Small Cap Equity Fund (Institutional Class)∞	3,104,220	50,567,737
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	5,194,795	50,908,995
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	1,748,199	15,908,613
Total Mutual Funds (Cost $728,927,159)		836,814,755
	Shares	Value
MONEY MARKET FUNDS — 1.0%
GuideStone Money Market Fund, 4.26% (Institutional Class)Ø∞ (Cost $8,721,286)	8,721,286	$8,721,286
TOTAL INVESTMENTS — 100.0% (Cost $737,648,445)		845,536,041
Liabilities in Excess of Other Assets — (0.0)%		(328,649)
NET ASSETS — 100.0%		$845,207,392
Futures Contracts outstanding at March 31,2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	06/2025	24	$2,432,520	$17,149
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2024, see Schedule of Investments in the Fund’s Annual Financial Statements.

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.6%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	13,924,869	$179,909,307
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	3,971,548	50,557,810
GuideStone Global Bond Fund (Institutional Class)∞	1,399,820	12,108,439
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	2,632,462	30,352,285
GuideStone Impact Bond Fund (Institutional Class)∞	1,653,825	16,075,183
GuideStone Impact Equity Fund (Institutional Class)∞	598,250	6,981,577
GuideStone Value Equity Index Fund (Institutional Class)∞	468,087	5,551,516
GuideStone Value Equity Fund (Institutional Class)∞	872,819	16,513,732
GuideStone Growth Equity Index Fund (Institutional Class)∞	378,640	5,588,733
GuideStone Growth Equity Fund (Institutional Class)∞	638,167	15,839,297
GuideStone Small Cap Equity Fund (Institutional Class)∞	222,765	3,628,848
	Shares	Value
GuideStone International Equity Fund (Institutional Class)∞	1,390,446	$20,550,790
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	864,854	8,475,567
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	529,624	4,819,580
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,158,807	20,098,489
Total Mutual Funds (Cost $400,613,530)		397,051,153
MONEY MARKET FUNDS — 1.4%
GuideStone Money Market Fund, 4.34% (Institutional Class)Ø∞ (Cost $5,809,704)	5,809,704	5,809,704
TOTAL INVESTMENTS — 100.0% (Cost $406,423,234)		402,860,857
Other Assets in Excess of Liabilities — 0.0%		1,891
NET ASSETS — 100.0%		$402,862,748
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2024, see Schedule of Investments in the Fund’s Annual Financial Statements.

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.6%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	3,736,918	$48,280,973
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	29,508,862	375,647,817
GuideStone Global Bond Fund (Institutional Class)∞	11,438,724	98,944,959
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	11,273,719	129,985,984
GuideStone Impact Bond Fund (Institutional Class)∞	2,070,517	20,125,428
GuideStone Impact Equity Fund (Institutional Class)∞	2,517,304	29,376,940
GuideStone Value Equity Index Fund (Institutional Class)∞	2,748,476	32,596,925
GuideStone Value Equity Fund (Institutional Class)∞	5,081,388	96,139,865
GuideStone Growth Equity Index Fund (Institutional Class)∞	2,183,438	32,227,543
GuideStone Growth Equity Fund (Institutional Class)∞	3,779,016	93,795,170
GuideStone Small Cap Equity Fund (Institutional Class)∞	1,417,085	23,084,316
	Shares	Value
GuideStone International Equity Fund (Institutional Class)∞	8,644,704	$127,768,727
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	5,492,891	53,830,326
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,873,865	26,152,174
GuideStone Strategic Alternatives Fund (Institutional Class)∞	5,375,463	50,045,559
Total Mutual Funds (Cost $1,278,522,768)		1,238,002,706
MONEY MARKET FUNDS — 1.5%
GuideStone Money Market Fund, 4.26% (Institutional Class)Ø∞ (Cost $18,720,387)	18,720,387	18,720,387
TOTAL INVESTMENTS — 100.1% (Cost $1,297,243,155)		1,256,723,093
Liabilities in Excess of Other Assets — (0.1)%		(757,201)
NET ASSETS — 100.0%		$1,255,965,892
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2024, see Schedule of Investments in the Fund’s Annual Financial Statements.

MODERATELY AGGRESSIVE ALLOCATION FUND*
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.6%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	1,308,382	$16,904,294
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	10,496,195	133,616,560
GuideStone Global Bond Fund (Institutional Class)∞	4,154,947	35,940,289
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	4,173,647	48,122,146
GuideStone Impact Bond Fund (Institutional Class)∞	1,747,790	16,988,518
GuideStone Impact Equity Fund (Institutional Class)∞	2,137,802	24,948,151
GuideStone Value Equity Index Fund (Institutional Class)∞	4,124,968	48,922,126
GuideStone Value Equity Fund (Institutional Class)∞	7,685,756	145,414,510
GuideStone Growth Equity Index Fund (Institutional Class)∞	3,242,637	47,861,318
GuideStone Growth Equity Fund (Institutional Class)∞	5,780,975	143,483,813
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,222,486	36,204,307
	Shares	Value
GuideStone International Equity Fund (Institutional Class)∞	13,471,174	$199,103,946
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	8,617,573	84,452,219
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,611,168	32,861,628
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,836,590	26,408,650
Total Mutual Funds (Cost $1,020,156,421)		1,041,232,475
MONEY MARKET FUNDS — 1.5%
GuideStone Money Market Fund, 4.34% (Institutional Class)Ø∞ (Cost $15,907,673)	15,907,673	15,907,673
TOTAL INVESTMENTS — 100.1% (Cost $1,036,064,094)		1,057,140,148
Liabilities in Excess of Other Assets — (0.1)%		(1,462,617)
NET ASSETS — 100.0%		$1,055,677,531
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2024, see Schedule of Investments in the Fund’s Annual Financial Statements.
*Effective May 1, 2025, Growth Allocation Fund's name was changed to Moderately Aggressive Allocation Fund.

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.6%
GuideStone Impact Equity Fund (Institutional Class)∞	3,562,080	$41,569,475
GuideStone Value Equity Index Fund (Institutional Class)∞	5,832,550	69,174,048
GuideStone Value Equity Fund (Institutional Class)∞	10,844,956	205,186,561
GuideStone Growth Equity Index Fund (Institutional Class)∞	4,591,616	67,772,249
GuideStone Growth Equity Fund (Institutional Class)∞	8,164,797	202,650,272
GuideStone Small Cap Equity Fund (Institutional Class)∞	3,182,556	51,843,836
GuideStone International Equity Fund (Institutional Class)∞	19,039,672	281,406,347
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	12,215,755	119,714,397
Total Mutual Funds (Cost $993,490,962)		1,039,317,185
	Shares	Value
MONEY MARKET FUNDS — 1.4%
GuideStone Money Market Fund, 4.26% (Institutional Class)Ø∞ (Cost $15,294,082)	15,294,082	$15,294,082
TOTAL INVESTMENTS — 100.0% (Cost $1,008,785,044)		1,054,611,267
Liabilities in Excess of Other Assets — (0.0)%		(229,292)
NET ASSETS — 100.0%		$1,054,381,975
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2024, see Schedule of Investments in the Fund’s Annual Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 0.7%
Federal Farm Credit Banks Funding Corporation
0.70%, 01/27/27	$2,000,000	$1,885,150
2.25%, 08/15/29	1,000,000	928,838
1.30%, 02/03/31	870,000	736,926
1.68%, 09/17/35	2,300,000	1,733,666
Federal Home Loan Bank
2.18%, 11/06/29	750,000	688,911
1.61%, 01/27/33	600,000	483,388
Total Agency Obligations (Cost $6,375,094)		6,456,879
ASSET-BACKED SECURITIES — 16.8%
Acrec LLC, Series 2025-FL3, Class A
(Floating, CME Term SOFR 1M + 1.31%), 5.62%, 08/18/42 144A †	800,000	795,659
AGL CLO 28, Ltd., Series 2023-28A, Class AL2
(Floating, CME Term SOFR 3M + 1.70%, 1.70% Floor), 5.99%, 01/21/37 144A †	430,000	431,028
American Heritage Auto Receivables Trust, Series 2024-1A, Class A2
4.83%, 03/15/28 144A	2,000,000	2,002,869
Anchorage Capital CLO 7, Ltd., Series 2015-7A, Class CR3
(Floating, CME Term SOFR 3M + 2.45%, 2.45% Floor), 6.75%, 04/28/37 144A †	450,000	451,818
Apidos CLO XXII, Series 2015-22A, Class A2R
(Floating, CME Term SOFR 3M + 1.76%), 6.05%, 04/20/31 144A †	250,000	250,013
Ares LVI CLO, Ltd., Series 2020-56A, Class A1R2
(Floating, CME Term SOFR 3M + 1.25%), 5.55%, 01/25/38 144A †	250,000	250,001
ARI Fleet Lease Trust, Series 2024-A, Class A2
5.30%, 11/15/32 144A	161,935	162,697
ARI Fleet Lease Trust, Series 2024-B, Class A2
5.54%, 04/15/33 144A	921,278	927,505
ARI Fleet Lease Trust, Series 2024-B, Class A3
5.26%, 04/15/33 144A	900,000	915,461
BA Credit Card Trust, Series 2023-A2, Class A2
4.98%, 11/15/28	1,300,000	1,314,171
Bain Capital Credit CLO, Ltd., Series 2021-4A, Class A1R
(Floating, CME Term SOFR 3M + 1.20%, 1.20% Floor), 5.49%, 10/20/34 144A †	165,000	164,781
Bank of America Auto Trust, Series 2023-1A, Class A3
5.53%, 02/15/28 144A	1,343,115	1,353,043
	Par	Value
Benefit Street Partners CLO V-B, Ltd., Series 2018-5BA, Class A1R
(Floating, CME Term SOFR 3M + 1.53%, 1.53% Floor), 5.82%, 07/20/37 144A †	$315,000	$315,810
Birch Grove CLO 2, Ltd., Series 2021-2A, Class A1R
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 5.69%, 10/19/37 144A †	250,000	250,469
Blueberry Park CLO, Ltd., Series 2024-1A, Class A
(Floating, CME Term SOFR 3M + 1.35%, 1.35% Floor), 5.64%, 10/20/37 144A †	500,000	500,294
BlueMountain CLO XXII, Ltd., Series 2018-22A, Class A1
(Floating, CME Term SOFR 3M + 1.34%, 1.08% Floor), 5.64%, 07/15/31 144A †	162,089	162,097
BRSP, Ltd., Series 2021-FL1, Class A
(Floating, CME Term SOFR 1M + 1.26%, 1.15% Floor), 5.58%, 08/19/38 144A †	997,528	996,843
BSPRT Issuer LLC, Series 2024-FL11, Class A
(Floating, CME Term SOFR 1M + 1.64%, 1.64% Floor), 5.96%, 07/15/39 144A †	1,300,000	1,304,668
BSPRT Issuer, Ltd., Series 2023-FL10, Class A
(Floating, CME Term SOFR 1M + 2.26%, 2.26% Floor), 6.58%, 09/15/35 144A †	1,300,000	1,301,723
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A
4.95%, 10/15/27	1,000,000	1,002,168
Capital One Multi-Asset Execution Trust, Series 2023-A1, Class A
4.42%, 05/15/28	707,000	707,525
Capital One Prime Auto Receivables Trust, Series 2024-1, Class A3
4.62%, 07/16/29	1,500,000	1,507,342
CarMax Auto Owner Trust, Series 2024-4, Class A2A
4.67%, 12/15/27	1,600,000	1,601,398
CARS-DB5 LP, Series 2021-1A, Class A1
1.44%, 08/15/51 144A	1,897,233	1,808,369
Carvana Auto Receivables Trust, Series 2023-P5, Class A3
5.62%, 01/10/29 144A	1,000,000	1,012,043
Carvana Auto Receivables Trust, Series 2024-P1, Class A3
5.05%, 04/10/29 144A	3,000,000	3,021,681
Carvana Auto Receivables Trust, Series 2024-P4, Class A3
4.64%, 01/10/30	1,300,000	1,304,152
Chase Auto Owner Trust, Series 2023-AA, Class A3
5.68%, 01/25/29 144A	1,000,000	1,014,053

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Chase Auto Owner Trust, Series 2024-5A, Class A3
4.18%, 08/27/29 144A	$200,000	$199,035
Chesapeake Funding II LLC, Series 2023-1A, Class A1
5.65%, 05/15/35 144A	488,283	491,589
Chesapeake Funding II LLC, Series 2023-2A, Class A1
6.16%, 10/15/35 144A	274,569	278,519
Chesapeake Funding II LLC, Series 2024-1A, Class A1
5.52%, 05/15/36 144A	341,456	345,284
CIFC Funding, Ltd., Series 2021-4A, Class BR
(Floating, CME Term SOFR 3M + 1.65%, 1.65% Floor), 5.94%, 07/23/37 144A †	250,000	249,880
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1
5.23%, 12/08/27	377,000	378,774
Citizens Auto Receivables Trust, Series 2023-1, Class A4
5.78%, 10/15/30 144A	3,000,000	3,055,908
CNH Equipment Trust, Series 2024-A, Class A3
4.77%, 06/15/29	384,752	386,849
College Ave Student Loans LLC, Series 2021-B, Class A1
(Floating, CME Term SOFR 1M + 0.91%, 0.80% Floor), 5.23%, 06/25/52 144A †	138,987	138,513
College Ave Student Loans LLC, Series 2021-C, Class B
2.72%, 07/26/55 144A	73,448	66,265
College Ave Student Loans LLC, Series 2023-A, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.90%, 1.90% Floor), 6.24%, 05/25/55 144A †	425,748	435,590
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class A
4.60%, 06/15/32 144A	61,915	61,903
CSAB Mortgage-Backed Trust, Series 2006-2, Class A6A
(Step to 6.20% on 02/25/36), 6.22%, 09/25/36 STEP	218,175	62,639
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 1A1
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor), 4.97%, 12/25/34†	461,449	449,668
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2
4.50%, 05/20/49 144A	1,000,000	963,299
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A
1.76%, 04/15/49 144A	1,650,000	1,563,788
Diamond Issuer LLC, Series 2021-1A, Class A
2.31%, 11/20/51 144A	1,750,000	1,648,526
	Par	Value
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 03/15/28	$697,000	$696,697
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A
3.58%, 11/25/38 144A	83,725	82,006
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A
1.80%, 11/25/45 144A	44,686	41,275
ELFI Graduate Loan Program LLC, Series 2021-A, Class A
1.53%, 12/26/46 144A	778,265	690,205
ELFI Graduate Loan Program LLC, Series 2022-A, Class A
4.51%, 08/26/47 144A	325,065	317,952
ELFI Graduate Loan Program LLC, Series 2023-A, Class A
6.37%, 02/04/48 144A	435,774	457,500
Elmwood CLO 30, Ltd., Series 2024-6A, Class A
(Floating, CME Term SOFR 3M + 1.43%, 1.43% Floor), 5.73%, 07/17/37 144A †	685,000	686,001
Enterprise Fleet Financing LLC, Series 2023-1, Class A2
5.51%, 01/22/29 144A	1,078,329	1,082,390
Enterprise Fleet Financing LLC, Series 2023-2, Class A2
5.56%, 04/22/30 144A	609,775	614,004
Enterprise Fleet Financing LLC, Series 2024-1, Class A2
5.23%, 03/20/30 144A	299,391	301,410
Enterprise Fleet Financing LLC, Series 2024-1, Class A3
5.16%, 09/20/30 144A	50,000	50,804
Enterprise Fleet Financing LLC, Series 2024-3, Class A3
4.98%, 08/21/28 144A	1,757,000	1,780,973
Enterprise Fleet Financing LLC, Series 2024-3, Class A4
5.06%, 03/20/31 144A	51,000	51,958
Enterprise Fleet Financing LLC, Series 2024-4, Class A3
4.56%, 11/20/28 144A	149,000	149,493
Enterprise Fleet Financing LLC, Series 2025-1, Class A3
4.82%, 02/20/29 144A	1,000,000	1,008,785
Fairstone Financial Issuance Trust I, Series 2020-1A, Class A
2.51%, 10/20/39(C) 144A	16,047	11,136
Ford Auto Securitization Trust, Series 2024-AA, Class A1
5.41%, 04/15/26(C) 144A	180,460	125,641
Ford Auto Securitization Trust, Series 2024-AA, Class A2
5.05%, 07/15/28(C) 144A	2,500,000	1,770,708

	Par	Value
Ford Credit Auto Lease Trust, Series 2025-A, Class A2B
(Floating, U.S. 30-Day Average SOFR + 0.41%), 4.76%, 08/15/27†	$2,000,000	$1,998,958
Ford Credit Auto Owner Trust, Series 2023-1, Class A
4.85%, 08/15/35 144A	1,453,000	1,470,360
Ford Credit Auto Owner Trust, Series 2023-2, Class A
5.28%, 02/15/36 144A	700,000	717,389
Ford Credit Auto Owner Trust, Series 2025-1, Class A
4.86%, 08/15/37 144A STEP	520,000	528,425
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1
4.92%, 05/15/28 144A	658,000	661,200
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A2
(Floating, U.S. 30-Day Average SOFR + 1.25%), 5.60%, 05/15/28 144A †	290,000	292,240
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class B
5.31%, 05/15/28 144A	310,000	312,129
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A2
(Floating, U.S. 30-Day Average SOFR + 0.77%), 5.12%, 09/15/29 144A †	1,000,000	1,002,747
Foundation Finance Trust, Series 2024-1A, Class A
5.50%, 12/15/49 144A	210,153	214,353
Foundation Finance Trust, Series 2025-1A, Class A
4.95%, 04/15/50 144A	276,000	277,006
FS RIALTO, Series 2021-FL2, Class A
(Floating, CME Term SOFR 1M + 1.33%, 1.33% Floor), 5.65%, 05/16/38 144A †	161,324	160,986
GM Financial Automobile Leasing Trust, Series 2025-1, Class A3
4.66%, 02/21/28	2,000,000	2,010,445
GM Financial Consumer Automobile Receivables Trust, Series 2022-4, Class A4
4.88%, 08/16/28	3,900,000	3,918,977
GM Financial Consumer Automobile Receivables Trust, Series 2025-1, Class A3
4.62%, 12/17/29	1,500,000	1,510,173
GM Financial Revolving Receivables Trust, Series 2024-1, Class A
4.98%, 12/11/36 144A	214,000	217,791
GM Financial Revolving Receivables Trust, Series 2024-2, Class A
4.52%, 03/11/37 144A	150,000	150,141
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1
5.34%, 06/15/28 144A	3,000,000	3,031,295
	Par	Value
Golden Credit Card Trust, Series 2022-1A, Class A
1.97%, 01/15/29 144A	$2,000,000	$1,916,085
Goldentree Loan Management U.S. CLO 8, Ltd., Series 2020-8A, Class ARR
(Floating, CME Term SOFR 3M + 1.15%, 1.15% Floor), 5.44%, 10/20/34 144A †	250,000	249,675
GoodLeap Sustainable Home Solutions Trust, Series 2022-2CS, Class A
4.00%, 04/20/49 144A	55,892	46,638
Goodleap Sustainable Home Solutions Trust, Series 2023-3C, Class A
6.50%, 07/20/55 144A	136,097	133,628
GreatAmerica Leasing Receivables Funding LLC, Series 2024-2, Class A2
5.28%, 03/15/27 144A	183,000	183,937
GreatAmerica Leasing Receivables Funding LLC, Series 2025-1, Class A3
4.49%, 04/16/29 144A	1,000,000	1,001,659
HPS Loan Management, Ltd., Series 2017-11A, Class AR
(Floating, CME Term SOFR 3M + 1.28%, 1.02% Floor), 5.58%, 05/06/30 144A †	31,958	31,939
Huntington Auto Trust, Series 2024-1A, Class A3
5.23%, 01/16/29 144A	1,000,000	1,010,311
Hyundai Auto Receivables Trust, Series 2022-B, Class A3
3.72%, 11/16/26	136,397	136,078
Hyundai Auto Receivables Trust, Series 2024-A, Class A3
4.99%, 02/15/29	900,000	908,647
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	2,000,000	2,021,119
John Deere Owner Trust, Series 2024-C, Class A3
4.06%, 06/15/29	2,600,000	2,585,912
KKR CLO, Ltd., Series 21, Class A
(Floating, CME Term SOFR 3M + 1.26%), 5.56%, 04/15/31 144A †	187,119	187,065
Kubota Credit Owner Trust, Series 2023-2A, Class A3
5.28%, 01/18/28 144A	1,750,000	1,767,154
LoanCore Issuer, Ltd., Series 2021-CRE5, Class A
(Floating, CME Term SOFR 1M + 1.41%, 1.41% Floor), 5.73%, 07/15/36 144A †	1,391,043	1,391,303
M&T Bank Auto Receivables Trust, Series 2024-1A, Class A3
5.22%, 02/17/32 144A	700,000	709,856

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Master Credit Card Trust II, Series 2023-2A, Class A
(Floating, U.S. 30-Day Average SOFR + 0.85%), 5.20%, 01/21/27 144A †	$2,100,000	$2,103,093
MMAF Equipment Finance LLC, Series 2024-A, Class A3
4.95%, 07/14/31 144A	134,685	136,347
Morgan Stanley Eaton Vance CLO, Ltd., Series 2021-1A, Class B
(Floating, CME Term SOFR 3M + 1.91%, 1.65% Floor), 6.20%, 10/20/34 144A †	255,000	254,945
Navient Private Education Loan Trust, Series 2020-A, Class A2A
2.46%, 11/15/68 144A	250,747	241,220
Navient Private Education Loan Trust, Series 2020-A, Class A2B
(Floating, CME Term SOFR 1M + 1.01%), 5.33%, 11/15/68 144A †	41,791	41,754
Navient Private Education Refinancing Loan Trust, Series 2018-DA, Class A2A
4.00%, 12/15/59 144A	167,553	165,822
Navient Private Education Refinancing Loan Trust, Series 2019-CA, Class A2
3.13%, 02/15/68 144A	69,527	68,244
Navient Private Education Refinancing Loan Trust, Series 2019-EA, Class A2B
(Floating, CME Term SOFR 1M + 1.03%), 5.35%, 05/15/68 144A †	139,061	138,940
Navient Private Education Refinancing Loan Trust, Series 2019-GA, Class A
2.40%, 10/15/68 144A	100,925	97,441
Navient Private Education Refinancing Loan Trust, Series 2020-DA, Class A
1.69%, 05/15/69 144A	357,205	337,132
Navient Private Education Refinancing Loan Trust, Series 2020-FA, Class A
1.22%, 07/15/69 144A	164,391	153,384
Navient Private Education Refinancing Loan Trust, Series 2020-HA, Class A
1.31%, 01/15/69 144A	239,887	225,545
Navient Private Education Refinancing Loan Trust, Series 2020-IA, Class A1B
(Floating, CME Term SOFR 1M + 1.11%, 1.00% Floor), 5.43%, 04/15/69 144A †	914,344	915,128
Navient Private Education Refinancing Loan Trust, Series 2021-A, Class A
0.84%, 05/15/69 144A	30,875	28,084
	Par	Value
Navient Private Education Refinancing Loan Trust, Series 2021-CA, Class A
1.06%, 10/15/69 144A	$240,894	$216,810
Navient Student Loan Trust, Series 2017-2A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.16%), 5.50%, 12/27/66 144A †	551,052	558,099
Navient Student Loan Trust, Series 2017-5A, Class A
(Floating, U.S. 30-Day Average SOFR + 0.91%), 5.25%, 07/26/66 144A †	497,148	494,983
Navient Student Loan Trust, Series 2018-EA, Class A2
4.00%, 12/15/59 144A	10,519	10,479
Navient Student Loan Trust, Series 2019-BA, Class A2A
3.39%, 12/15/59 144A	116,913	114,520
Navient Student Loan Trust, Series 2019-BA, Class A2B
(Floating, CME Term SOFR 1M + 1.09%), 5.41%, 12/15/59 144A †	101,924	101,818
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A
6.18%, 08/25/28 144A	184,000	184,806
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A
5.59%, 04/25/29 144A	292,000	295,188
Nelnet Student Loan Trust, Series 2016-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 0.91%), 5.25%, 09/25/65 144A †	303,031	303,033
Nelnet Student Loan Trust, Series 2021-A, Class APT2
1.36%, 04/20/62 144A	345,888	321,902
Nelnet Student Loan Trust, Series 2021-BA, Class AFX
1.42%, 04/20/62 144A	323,845	302,716
Nelnet Student Loan Trust, Series 2025-AA, Class A1B
(Floating, 1.10% - U.S. 30-Day Average SOFR), 0.00%, 03/15/57 144A † †††	295,000	293,128
OHA Credit Funding 3, Ltd., Series 2019-3A, Class AR2
(Floating, CME Term SOFR 3M + 1.32%), 5.61%, 01/20/38 144A †	250,000	250,263
OHA Credit Partners XVI, Series 2021-16A, Class AR
(Floating, CME Term SOFR 3M + 1.35%, 1.35% Floor), 5.64%, 10/18/37 144A †	330,000	330,419

	Par	Value
OneMain Direct Auto Receivables Trust, Series 2023-1A, Class A
5.41%, 11/14/29 144A	$3,080,000	$3,114,888
OneMain Financial Issuance Trust, Series 2019-2A, Class A
3.14%, 10/14/36 144A	221,000	214,312
OneMain Financial Issuance Trust, Series 2022-2A, Class A
4.89%, 10/14/34 144A	1,062,437	1,062,539
OneMain Financial Issuance Trust, Series 2022-3A, Class A
5.94%, 05/15/34 144A	1,471,514	1,479,297
OneMain Financial Issuance Trust, Series 2023-1A, Class A
5.50%, 06/14/38 144A	150,000	153,527
Pagaya AI Technology in Housing Trust, Series 2023-1, Class A
3.60%, 10/25/40 144A	444,000	422,345
Palmer Square CLO, Ltd., Series 2024-2A, Class A1
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 5.69%, 07/20/37 144A †	250,000	250,292
Park Blue CLO, Ltd., Series 2024-5A, Class A1
(Floating, CME Term SOFR 3M + 1.48%, 1.48% Floor), 5.78%, 07/25/37 144A †	325,000	325,847
PFS Financing Corporation, Series 2022-D, Class A
4.27%, 08/15/27 144A	167,000	166,747
PFS Financing Corporation, Series 2023-A, Class A
5.80%, 03/15/28 144A	1,097,000	1,109,989
PFS Financing Corporation, Series 2023-C, Class A
5.52%, 10/15/28 144A	1,000,000	1,017,072
PFS Financing Corporation, Series 2024-B, Class A
4.95%, 02/15/29 144A	2,400,000	2,418,924
PFS Financing Corporation, Series 2024-D, Class A
5.34%, 04/15/29 144A	160,000	162,990
PFS Financing Corporation, Series 2025-B, Class A
4.85%, 02/15/30 144A	456,000	460,433
Porsche Financial Auto Securitization Trust, Series 2023-1A, Class A3
4.81%, 09/22/28 144A	1,000,684	1,002,448
Porsche Financial Auto Securitization Trust, Series 2023-2A, Class A3
5.79%, 01/22/29 144A	455,453	458,784
Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A3
4.44%, 01/22/30 144A	1,097,000	1,099,480
Post Road Equipment Finance LLC, Series 2025-1A, Class A2
4.90%, 05/15/31 144A	600,000	601,982
	Par	Value
Prodigy Finance CM DAC, Series 2021-1A, Class A
(Floating, CME Term SOFR 1M + 1.36%), 5.68%, 07/25/51 144A †	$38,212	$38,326
Progress Residential Trust, Series 2021-SFR10, Class A
2.39%, 12/17/40 144A	132,475	123,440
Regional Management Issuance Trust, Series 2021-1, Class A
1.68%, 03/17/31 144A	19,163	19,023
Regional Management Issuance Trust, Series 2024-1, Class A
5.83%, 07/15/36 144A	103,000	105,159
Regional Management Issuance Trust, Series 2024-2, Class A
5.11%, 12/15/33 144A	100,000	100,506
Regional Management Issuance Trust, Series 2025-1, Class A
4.99%, 04/17/34 144A †††	1,310,000	1,312,888
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class C
6.99%, 12/15/32 144A	116,451	116,843
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class D
8.20%, 12/15/32 144A	52,932	53,220
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3
6.02%, 09/15/28	1,002,000	1,009,016
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3
5.93%, 07/17/28	1,400,000	1,409,898
Santander Drive Auto Receivables Trust, Series 2024-S1, Class R1
6.53%, 03/16/29 144A	1,088,393	1,091,077
Santander Drive Auto Receivables Trust, Series 2024-S2, Class R1
5.80%, 12/16/28 144A	1,558,610	1,558,657
Santander Drive Auto Receivables Trust, Series 2024-S3, Class R1
5.81%, 10/16/28 144A	1,015,031	1,014,972
SBNA Auto Lease Trust, Series 2024-C, Class A3
4.56%, 02/22/28 144A	1,000,000	1,000,261
SBNA Auto Lease Trust, Series 2025-A, Class A3
4.83%, 04/20/28 144A	1,000,000	1,004,264
SCCU Auto Receivables Trust, Series 2023-1A, Class A2
5.85%, 05/17/27 144A	142,846	143,219
SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A3
5.33%, 11/20/29 144A	3,200,000	3,241,104
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class A3
4.75%, 07/22/30 144A	325,000	327,629

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Signal Peak CLO 5, Ltd., Series 2018-5A, Class A1R
(Floating, CME Term SOFR 3M + 1.55%, 1.55% Floor), 5.85%, 04/25/37 144A †	$400,000	$400,880
Signal Peak CLO 8, Ltd., Series 2020-8A, Class A1R
(Floating, CME Term SOFR 3M + 1.39%, 1.39% Floor), 5.68%, 10/20/37 144A †	1,000,000	1,001,965
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3
(Floating, CME Term SOFR 3M + 0.66%), 4.96%, 06/15/33†	69,213	68,819
SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A
(Floating, CME Term SOFR 3M + 0.50%), 4.80%, 12/16/41†	86,833	84,601
SLM Private Education Loan Trust, Series 2010-C, Class A5
(Floating, CME Term SOFR 1M + 4.86%), 9.18%, 10/15/41 144A †	58,048	61,097
SMB Private Education Loan Trust, Series 2018-B, Class A2B
(Floating, CME Term SOFR 1M + 0.83%), 5.15%, 01/15/37 144A †	111,523	111,340
SMB Private Education Loan Trust, Series 2020-A, Class A2A
2.23%, 09/15/37 144A	372,470	358,818
SMB Private Education Loan Trust, Series 2020-A, Class A2B
(Floating, CME Term SOFR 1M + 0.94%), 5.26%, 09/15/37 144A †	37,247	37,246
SMB Private Education Loan Trust, Series 2020-PTA, Class A2B
(Floating, CME Term SOFR 1M + 0.96%), 5.28%, 09/15/54 144A †	1,091,375	1,088,695
SMB Private Education Loan Trust, Series 2021-A, Class APL
(Floating, CME Term SOFR 1M + 0.84%), 5.16%, 01/15/53 144A †	384,816	378,109
SMB Private Education Loan Trust, Series 2021-A, Class B
2.31%, 01/15/53 144A	120,639	116,340
SMB Private Education Loan Trust, Series 2021-B, Class A
1.31%, 07/17/51 144A	579,945	539,814
SMB Private Education Loan Trust, Series 2022-D, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.80%, 1.80% Floor), 6.15%, 10/15/58 144A †	594,600	605,697
SMB Private Education Loan Trust, Series 2023-A, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.50%, 1.50% Floor), 5.85%, 01/15/53 144A †	259,809	262,176
	Par	Value
SMB Private Education Loan Trust, Series 2023-C, Class A1A
5.67%, 11/15/52 144A	$146,831	$149,132
SMB Private Education Loan Trust, Series 2024-C, Class A1A
5.50%, 06/17/52 144A	363,155	370,774
SMB Private Education Loan Trust, Series 2024-D, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.10%, 1.10% Floor), 5.45%, 07/05/53 144A †	343,758	344,296
SoFi Consumer Loan Program Trust, Series 2025-1, Class A
4.80%, 02/27/34 144A	1,445,000	1,446,196
SoFi Personal Loan Trust, Series 2024-1A, Class A
6.06%, 02/12/31 144A	166,972	168,484
SoFi Professional Loan Program LLC, Series 2016-F, Class A2
3.02%, 02/25/40 144A	124,663	122,195
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX
3.09%, 08/17/48 144A	40,374	39,458
SoFi Professional Loan Program Trust, Series 2018-C, Class A2FX
3.59%, 01/25/48 144A	31,059	30,724
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX
2.54%, 05/15/46 144A	177,638	170,581
SoFi Professional Loan Program Trust, Series 2021-A, Class AFX
1.03%, 08/17/43 144A	118,711	104,214
SoFi Professional Loan Program, Series 2018-B, Class A2FX
3.34%, 08/25/47 144A	40,386	40,119
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2
1.88%, 03/26/46 144A	1,600,000	1,551,745
Store Master Funding, Series 2024-1A, Class A1
5.69%, 05/20/54 144A	796,333	808,491
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2005-7XS, Class 2A1A
(Floating, CME Term SOFR 1M + 1.61%, 1.50% Floor), 5.94%, 04/25/35†	17,345	17,273
Subway Funding LLC, Series 2024-3A, Class A2I
5.25%, 07/30/54 144A	798,000	787,992
Switch ABS Issuer LLC, Series 2024-2A, Class A2
5.44%, 06/25/54 144A	1,100,000	1,095,040
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 07/15/29	1,200,000	1,216,671
Synchrony Card Issuance Trust, Series 2025-A1, Class A
4.78%, 02/18/31	1,500,000	1,518,752

	Par	Value
TierPoint Issuer LLC, Series 2023-1A, Class A2
6.00%, 06/25/53 144A	$1,600,000	$1,601,059
T-Mobile U.S. Trust, Series 2024-1A, Class A
5.05%, 09/20/29 144A	1,300,000	1,311,465
Toyota Auto Loan Extended Note Trust, Series 2023-1A, Class A
4.93%, 06/25/36 144A	200,000	203,362
Toyota Lease Owner Trust, Series 2025-A, Class A3
4.75%, 02/22/28 144A	2,900,000	2,919,552
TRESTLES CLO, Ltd., Series 2017-1A, Class A1RR
(Floating, CME Term SOFR 3M + 1.46%, 1.46% Floor), 5.76%, 07/25/37 144A †	250,000	250,578
Trillium Credit Card Trust II, Series 2023-3A, Class A
(Floating, U.S. SOFR + 0.85%), 5.24%, 08/26/28 144A †	1,500,000	1,503,002
Trinitas CLO XVIII, Ltd., Series 2021-18A, Class A1
(Floating, CME Term SOFR 3M + 1.43%, 1.17% Floor), 5.72%, 01/20/35 144A †	250,000	249,785
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	63,932	65,167
United Airlines Pass-Through Trust, Series 2020-1, Class B
4.88%, 01/15/26	15,360	15,337
Vantage Data Centers Issuer LLC, Series 2024-1A, Class A2
5.10%, 09/15/54 144A	1,300,000	1,285,494
VB-S1 Issuer LLC, Series 2024-1A, Class F
8.87%, 05/15/54 144A	300,000	312,299
Verizon Master Trust, Series 2024-1, Class A1A
5.00%, 12/20/28	830,000	833,101
Verizon Master Trust, Series 2024-2, Class A
4.83%, 12/22/31 144A	113,000	114,522
Verizon Master Trust, Series 2024-6, Class A1A
4.17%, 08/20/30	1,100,000	1,096,109
Verizon Master Trust, Series 2024-8, Class A1A
4.62%, 11/20/30	440,000	443,501
Verizon Master Trust, Series 2025-4, Class A
4.76%, 03/21/33 144A	1,310,000	1,309,687
Westlake Automobile Receivables Trust, Series 2024-1A, Class B
5.55%, 11/15/27 144A	700,000	705,183
Whitebox CLO I, Ltd., Series 2019-1A, Class A1RR
(Floating, CME Term SOFR 3M + 1.32%, 1.32% Floor), 5.62%, 07/24/36 144A †	315,000	314,906
	Par	Value
Wingstop Funding LLC, Series 2020-1A, Class A2
2.84%, 12/05/50 144A	$1,034,250	$977,396
Total Asset-Backed Securities (Cost $148,769,726)		148,766,149
CORPORATE BONDS — 21.1%
3M Co.
4.80%, 03/15/30	64,000	64,224
AAR Escrow Issuer LLC
6.75%, 03/15/29 144A	110,000	111,883
AEP Texas, Inc.
5.45%, 05/15/29	167,000	170,988
AES Corporation (The)
1.38%, 01/15/26Δ	1,700,000	1,653,597
AGCO Corporation
5.45%, 03/21/27	310,000	313,997
Albertsons Cos., Inc.
3.25%, 03/15/26 144A	590,000	577,083
Alliant Energy Finance LLC
5.40%, 06/06/27 144A	380,000	384,610
Allison Transmission, Inc.
4.75%, 10/01/27 144A	590,000	576,049
Ally Financial, Inc.
5.75%, 11/20/25	200,000	200,619
(Variable, U.S. SOFR + 2.82%), 6.85%, 01/03/30^	640,000	668,706
Amcor Flexibles North America, Inc.
5.10%, 03/17/30 144A	35,000	35,298
American Airlines, Inc.
5.50%, 04/20/26 144A	666,667	665,347
American Express Co.
(Variable, U.S. SOFR + 0.97%), 5.39%, 07/28/27^	2,015,000	2,036,841
(Floating, U.S. SOFR + 0.93%), 5.31%, 07/26/28† Δ	1,800,000	1,812,094
American National Global Funding
5.55%, 01/28/30 144A	650,000	662,419
American Tower Corporation REIT
3.38%, 10/15/26	283,000	277,990
3.55%, 07/15/27	158,000	154,504
5.20%, 02/15/29Δ	98,000	99,587
2.90%, 01/15/30	190,000	174,865
5.00%, 01/31/30Δ	630,000	635,418
4.90%, 03/15/30	245,000	246,394
Antero Midstream Partners LP
5.75%, 03/01/27 144A	820,000	818,137
Aon North America, Inc.
5.13%, 03/01/27	720,000	727,954
AppLovin Corporation
5.13%, 12/01/29	653,000	655,746
Ares Strategic Income Fund
5.70%, 03/15/28 144A Δ	340,000	340,092
Arrow Electronics, Inc.
5.15%, 08/21/29	700,000	703,761
AS Mileage Plan IP, Ltd.
5.02%, 10/20/29 144A Δ	380,000	372,354

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Ashtead Capital, Inc.
4.25%, 11/01/29	$685,000	$659,850
AT&T, Inc.
1.65%, 02/01/28	133,000	123,053
Athene Global Funding
(Floating, U.S. SOFR Index + 0.75%), 5.12%, 07/16/26 144A †	1,900,000	1,901,108
5.52%, 03/25/27 144A	2,000,000	2,033,669
5.53%, 07/11/31 144A	660,000	669,947
5.32%, 11/13/31 144A	670,000	670,774
Aviation Capital Group LLC
4.75%, 04/14/27 144A Δ	555,000	555,494
Axon Enterprise, Inc.
6.13%, 03/15/30 144A	95,000	96,114
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30Δ	70,000	68,827
Ball Corporation
6.00%, 06/15/29	465,000	471,093
Bank of America Corporation
(Variable, U.S. SOFR + 1.33%), 3.38%, 04/02/26^	480,000	479,976
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.76%), 4.38%, 01/27/27ρ ^	680,000	664,442
(Variable, U.S. SOFR + 2.04%), 4.95%, 07/22/28^	655,000	660,362
(Variable, U.S. SOFR + 0.83%), 4.98%, 01/24/29^	1,340,000	1,353,759
(Variable, U.S. SOFR + 1.00%), 5.16%, 01/24/31^	232,000	235,254
Bank of New York Mellon Corporation (The)
(Variable, CME Term SOFR 3M + 1.33%), 3.44%, 02/07/28^	670,000	659,364
Becton, Dickinson and Co.
5.08%, 06/07/29	345,000	350,247
Berry Global, Inc.
4.88%, 07/15/26 144A	233,000	232,993
Big River Steel LLC
6.63%, 01/31/29 144A	260,000	260,570
Blackstone Private Credit Fund
5.60%, 11/22/29 144A	131,000	129,955
Blue Owl Capital Corporation
3.75%, 07/22/25	510,000	507,759
Blue Owl Technology Finance Corporation
3.75%, 06/17/26 144A	345,000	336,938
6.75%, 04/04/29Δ	1,325,000	1,343,544
BMW U.S. Capital LLC
5.05%, 03/21/30 144A	655,000	658,693
Boeing Co. (The)
2.75%, 02/01/26	1,400,000	1,375,490
2.20%, 02/04/26	700,000	685,014
6.26%, 05/01/27	570,000	586,596
Brighthouse Financial Global Funding
1.55%, 05/24/26 144A	300,000	289,382
Brink's Co. (The)
6.50%, 06/15/29 144A	125,000	126,841
	Par	Value
Broadcom, Inc.
4.80%, 04/15/28	$49,000	$49,370
Bunge, Ltd. Finance Corporation
4.20%, 09/17/29	675,000	663,692
Capital One Financial Corporation
(Variable, U.S. SOFR + 2.44%), 7.15%, 10/29/27^	930,000	964,143
(Variable, U.S. SOFR + 0.86%), 1.88%, 11/02/27^	162,000	155,013
(Variable, U.S. SOFR + 1.79%), 3.27%, 03/01/30^	705,000	661,149
Carnival Corporation
5.75%, 03/15/30 144A Δ	260,000	259,150
Caterpillar Financial Services Corporation
4.38%, 08/16/29	655,000	653,972
CCO Holdings LLC
5.13%, 05/01/27 144A	1,330,000	1,311,006
Cencora, Inc.
4.63%, 12/15/27	350,000	351,156
Chart Industries, Inc.
7.50%, 01/01/30 144A	125,000	129,799
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29Δ	101,000	96,489
Cheniere Energy Partners LP
4.50%, 10/01/29	226,000	219,908
Citibank NA
(Variable, U.S. SOFR + 0.71%), 4.88%, 11/19/27^	1,000,000	1,005,004
Citigroup, Inc.
(Variable, U.S. SOFR + 1.55%), 5.61%, 09/29/26^	2,312,000	2,323,252
(Variable, CME Term SOFR 3M + 1.82%), 3.89%, 01/10/28^	670,000	661,997
(Variable, U.S. SOFR + 0.87%), 4.79%, 03/04/29^	1,722,000	1,726,022
Clarivate Science Holdings Corporation
3.88%, 07/01/28 144A	330,000	306,435
Columbia Pipelines Holding Co. LLC
6.06%, 08/15/26 144A	755,000	766,139
Comerica, Inc.
(Variable, U.S. SOFR + 2.16%), 5.98%, 01/30/30^	650,000	660,715
CommonSpirit Health
1.55%, 10/01/25	800,000	787,405
Conagra Brands, Inc.
5.30%, 10/01/26	975,000	984,872
Concentrix Corporation
6.65%, 08/02/26	1,045,000	1,066,373
Corebridge Financial, Inc.
3.65%, 04/05/27	600,000	589,634
Daimler Truck Finance North America LLC
5.13%, 09/25/27 144A Δ	1,205,000	1,217,998
4.95%, 01/13/28 144A	350,000	351,880
Darden Restaurants, Inc.
4.35%, 10/15/27	640,000	635,463

	Par	Value
Dell International LLC
4.75%, 04/01/28	$495,000	$497,374
Delta Air Lines, Inc.
7.00%, 05/01/25 144A	610,000	610,839
Diamondback Energy, Inc.
3.50%, 12/01/29Δ	200,000	189,255
5.15%, 01/30/30	130,000	132,030
Discovery Communications LLC
4.90%, 03/11/26	35,000	35,012
Dominion Energy, Inc.
5.00%, 06/15/30	90,000	90,479
DPL, Inc.
4.13%, 07/01/25	200,000	199,083
DTE Energy Co.
4.95%, 07/01/27	455,000	458,539
Duke Energy Carolinas LLC
4.85%, 03/15/30	127,000	128,320
Duke Energy Corporation
2.65%, 09/01/26	271,000	263,943
4.30%, 03/15/28	67,000	66,598
4.85%, 01/05/29	155,000	156,006
Duke Energy Progress LLC
5.10%, 03/15/34	655,000	659,976
Edison International
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.70%), 5.38%, 03/09/26ρ Δ ^	685,000	657,296
EMRLD Borrower LP
6.63%, 12/15/30 144A	300,000	300,508
Energy Transfer LP
6.05%, 12/01/26	1,330,000	1,359,395
4.20%, 04/15/27	78,000	77,357
5.50%, 06/01/27	286,000	290,459
6.10%, 12/01/28	152,000	158,740
5.25%, 07/01/29	100,000	101,494
5.20%, 04/01/30Δ	345,000	349,065
EQM Midstream Partners LP
5.50%, 07/15/28	220,000	220,683
EQT Corporation
3.13%, 05/15/26 144A	1,480,000	1,454,199
3.90%, 10/01/27	62,000	60,907
5.00%, 01/15/29	135,000	135,937
7.00%, 02/01/30Δ	185,000	199,578
Equinix, Inc. REIT
1.80%, 07/15/27	378,000	355,568
2.00%, 05/15/28Δ	190,000	175,991
3.20%, 11/18/29Δ	420,000	393,093
Equitable Financial Life Global Funding
5.00%, 03/27/30 144A	1,315,000	1,321,130
Evergy Kansas Central, Inc.
4.70%, 03/13/28	668,000	670,526
Eversource Energy
5.45%, 03/01/28	176,000	179,886
Exelon Corporation
5.15%, 03/15/28	84,000	85,377
5.15%, 03/15/29	80,000	81,380
	Par	Value
Fifth Third Bancorp
(Variable, U.S. SOFR Index + 2.19%), 6.36%, 10/27/28^	$650,000	$675,544
FirstEnergy Corporation
3.90%, 07/15/27	312,000	306,871
FirstEnergy Pennsylvania Electric Co.
5.15%, 03/30/26 144A	480,000	482,682
FirstEnergy Transmission LLC
4.55%, 01/15/30	79,000	77,943
Ford Motor Credit Co. LLC
5.13%, 06/16/25	2,540,000	2,538,405
6.80%, 05/12/28	1,305,000	1,340,779
FS KKR Capital Corporation
7.88%, 01/15/29	625,000	662,585
Gartner, Inc.
4.50%, 07/01/28 144A Δ	79,000	77,524
General Motors Financial Co., Inc.
5.40%, 04/06/26	1,310,000	1,315,849
5.40%, 05/08/27	415,000	419,117
5.35%, 07/15/27Δ	945,000	953,289
Glencore Funding LLC
1.63%, 04/27/26 144A	183,000	177,631
4.00%, 03/27/27 144A	354,000	349,314
5.34%, 04/04/27 144A	545,000	551,998
4.91%, 04/01/28 144A	130,000	130,562
6.13%, 10/06/28 144A Δ	28,000	29,152
5.37%, 04/04/29 144A Δ	246,000	250,093
Global Payments, Inc.
1.20%, 03/01/26	2,200,000	2,131,075
Goldman Sachs Bank U.S.A.
(Floating, U.S. SOFR + 0.75%), 5.15%, 05/21/27†	3,000,000	3,009,790
Goldman Sachs Group, Inc. (The)
(Variable, U.S. SOFR + 1.08%), 5.80%, 08/10/26^	1,755,000	1,762,190
3.85%, 01/26/27Δ	389,000	385,368
(Variable, U.S. SOFR + 0.91%), 1.95%, 10/21/27^	691,000	662,938
(Variable, CME Term SOFR 3M + 1.77%), 3.69%, 06/05/28^	318,000	311,980
(Variable, U.S. SOFR + 1.73%), 4.48%, 08/23/28^	235,000	234,467
(Variable, U.S. SOFR + 1.21%), 5.05%, 07/23/30^	55,000	55,468
(Variable, U.S. SOFR + 1.08%), 5.21%, 01/28/31Δ ^	80,000	81,105
Golub Capital Private Credit Fund
5.80%, 09/12/29 144A	660,000	652,639
Graham Holdings Co.
5.75%, 06/01/26 144A	200,000	200,178
Group 1 Automotive, Inc.
6.38%, 01/15/30 144A Δ	165,000	165,767
HAT Holdings I LLC
3.38%, 06/15/26 144A Δ	670,000	650,325
HCA, Inc.
5.00%, 03/01/28Δ	682,000	687,743
4.13%, 06/15/29	418,000	405,988

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
5.25%, 03/01/30	$290,000	$293,505
Hess Midstream Operations LP
5.88%, 03/01/28 144A	735,000	738,897
6.50%, 06/01/29 144A	190,000	193,941
Hexcel Corporation
4.20%, 02/15/27	750,000	741,215
Honeywell International, Inc.
4.70%, 02/01/30	160,000	160,913
Hormel Foods Corporation
4.80%, 03/30/27	655,000	661,204
HPS Corporate Lending Fund
5.45%, 01/14/28 144A	70,000	69,791
Huntington Bancshares, Inc.
(Variable, U.S. SOFR + 1.97%), 4.44%, 08/04/28^	670,000	665,573
Huntington Ingalls Industries, Inc.
5.35%, 01/15/30	1,600,000	1,622,287
Huntington National Bank (The)
(Variable, U.S. SOFR + 0.72%), 4.87%, 04/12/28^	690,000	692,872
Hyatt Hotels Corporation
5.05%, 03/30/28Δ	400,000	401,902
Hyundai Capital America
6.25%, 11/03/25 144A	370,000	372,970
5.65%, 06/26/26 144A Δ	2,200,000	2,224,498
4.85%, 03/25/27 144A Δ	970,000	970,202
5.68%, 06/26/28 144A	650,000	663,825
5.15%, 03/27/30 144A	300,000	299,081
Illumina, Inc.
5.80%, 12/12/25	300,000	302,167
IQVIA, Inc.
5.00%, 05/15/27 144A	200,000	197,324
Iron Mountain, Inc. REIT
7.00%, 02/15/29 144A	255,000	260,997
John Deere Capital Corporation
4.40%, 09/08/31	670,000	663,608
JPMorgan Chase & Co.
(Variable, U.S. SOFR + 1.85%), 2.08%, 04/22/26^	630,000	628,979
(Variable, U.S. SOFR + 1.32%), 4.08%, 04/26/26^	940,000	939,284
(Variable, U.S. SOFR + 0.80%), 1.05%, 11/19/26^	580,000	567,402
(Variable, U.S. SOFR + 0.89%), 1.58%, 04/22/27^	500,000	484,937
(Variable, U.S. SOFR + 1.19%), 5.04%, 01/23/28^	1,060,000	1,069,419
(Variable, U.S. SOFR + 0.93%), 5.57%, 04/22/28^	1,000,000	1,020,096
(Variable, U.S. SOFR + 0.93%), 4.98%, 07/22/28^	755,000	761,833
(Variable, U.S. SOFR + 0.86%), 4.51%, 10/22/28^	1,379,000	1,377,874
(Variable, U.S. SOFR + 0.80%), 4.92%, 01/24/29^	2,845,000	2,872,524
(Variable, U.S. SOFR + 1.45%), 5.30%, 07/24/29^	267,000	272,488
(Variable, U.S. SOFR + 1.13%), 5.00%, 07/22/30^	106,000	106,980
	Par	Value
(Variable, U.S. SOFR + 0.90%), 5.14%, 01/24/31^	$65,000	$66,028
KeyCorp
(Variable, U.S. SOFR Index + 1.23%), 5.12%, 04/04/31^	80,000	80,383
L3Harris Technologies, Inc.
5.40%, 01/15/27	216,000	219,145
M&T Bank Corporation
(Variable, U.S. SOFR + 0.93%), 4.83%, 01/16/29^	515,000	515,331
Macy's Retail Holdings LLC
5.88%, 03/15/30 144A Δ	685,000	653,190
Main Street Capital Corporation
3.00%, 07/14/26	680,000	659,417
Mars, Inc.
4.60%, 03/01/28 144A	1,045,000	1,049,398
4.80%, 03/01/30 144A	105,000	105,626
5.00%, 03/01/32 144A	300,000	301,382
Medline Borrower LP
3.88%, 04/01/29 144A	320,000	299,334
Mercedes-Benz Finance North America LLC
4.65%, 04/01/27 144A	1,550,000	1,552,003
Meritage Homes Corporation
5.13%, 06/06/27Δ	580,000	585,525
Microchip Technology, Inc.
4.90%, 03/15/28	550,000	551,771
5.05%, 03/15/29Δ	65,000	65,464
MidAmerican Energy Co.
3.65%, 04/15/29	690,000	669,237
Morgan Stanley
(Variable, U.S. SOFR + 1.77%), 6.14%, 10/16/26^	980,000	987,748
(Variable, U.S. SOFR + 0.88%), 1.59%, 05/04/27^	190,000	184,032
(Variable, U.S. SOFR + 1.01%), 5.65%, 04/13/28^	2,100,000	2,143,830
(Variable, U.S. SOFR + 2.24%), 6.30%, 10/18/28^	300,000	312,038
(Variable, CME Term SOFR 3M + 1.40%), 3.77%, 01/24/29^	57,000	55,766
(Variable, U.S. SOFR + 1.26%), 5.66%, 04/18/30^	254,000	261,920
Morgan Stanley Bank NA
(Floating, U.S. SOFR + 0.69%), 5.05%, 10/15/27†	2,900,000	2,905,812
(Variable, U.S. SOFR + 1.08%), 4.95%, 01/14/28Δ ^	730,000	734,746
(Variable, U.S. SOFR + 0.93%), 4.97%, 07/14/28^	765,000	771,767
(Variable, U.S. SOFR + 0.91%), 5.02%, 01/12/29^	655,000	662,992
MPLX LP
4.25%, 12/01/27	106,000	105,099
Mutual of Omaha Cos. Global Funding
5.00%, 04/01/30 144A	1,315,000	1,320,525
National Fuel Gas Co.
5.50%, 10/01/26	1,500,000	1,515,929

	Par	Value
National Rural Utilities Cooperative Finance Corporation
4.75%, 02/07/28	$10,000	$10,101
Navient Corporation
9.38%, 07/25/30Δ	245,000	261,253
Nestle Capital Corporation
4.75%, 03/12/31 144A Δ	650,000	657,449
Netflix, Inc.
5.88%, 11/15/28	145,000	151,697
4.88%, 06/15/30 144A Δ	195,000	197,120
New York Life Global Funding
4.85%, 01/09/28	655,000	663,454
NextEra Energy Capital Holdings, Inc.
4.85%, 02/04/28Δ	32,000	32,385
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.46%), 6.75%, 06/15/54^	650,000	665,111
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26	700,000	664,940
Northwestern Mutual Global Funding
5.07%, 03/25/27	655,000	663,771
Novelis Corporation
3.25%, 11/15/26 144A	320,000	309,647
NRG Energy, Inc.
2.45%, 12/02/27 144A	185,000	173,572
Oaktree Specialty Lending Corporation
6.34%, 02/27/30	110,000	109,604
Olin Corporation
6.63%, 04/01/33 144A	670,000	651,818
Oncor Electric Delivery Co. LLC
4.65%, 11/01/29	152,000	152,194
OneMain Finance Corporation
7.13%, 03/15/26	580,000	588,872
ONEOK, Inc.
5.55%, 11/01/26	715,000	724,692
4.40%, 10/15/29	800,000	786,090
Oracle Corporation
2.80%, 04/01/27	41,000	39,714
(Floating, U.S. SOFR + 0.76%), 5.15%, 08/03/28† Δ	700,000	702,361
Pacific Gas and Electric Co.
4.95%, 06/08/25	1,000,000	999,199
(Floating, U.S. SOFR Index + 0.95%), 5.36%, 09/04/25†	107,000	107,017
3.15%, 01/01/26	2,300,000	2,270,649
2.10%, 08/01/27	600,000	562,962
4.65%, 08/01/28	100,000	98,941
5.55%, 05/15/29	790,000	801,118
PBF Holding Co. LLC
9.88%, 03/15/30 144A Δ	455,000	430,708
PeaceHealth Obligated Group
1.38%, 11/15/25	104,000	101,829
Penske Truck Leasing Co. LP
5.35%, 01/12/27 144A Δ	300,000	303,177
Permian Resources Operating LLC
5.88%, 07/01/29 144A	310,000	306,177
	Par	Value
Plains All American Pipeline LP
4.50%, 12/15/26	$1,900,000	$1,899,264
PNC Financial Services Group, Inc. (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.60%), 3.40%, 09/15/26ρ ^	500,000	476,910
(Variable, U.S. SOFR Index + 1.09%), 4.76%, 01/26/27Δ ^	945,000	945,478
(Variable, U.S. SOFR Index + 1.73%), 6.62%, 10/20/27^	655,000	675,204
(Variable, U.S. SOFR + 1.34%), 5.30%, 01/21/28^	290,000	294,052
Public Service Enterprise Group, Inc.
4.90%, 03/15/30	115,000	115,590
Quikrete Holdings, Inc.
6.38%, 03/01/32 144A	130,000	130,931
Regal Rexnord Corporation
6.05%, 02/15/26	825,000	831,397
RGA Global Funding
5.50%, 01/11/31 144A	645,000	663,709
Roche Holdings, Inc.
5.59%, 11/13/33 144A	640,000	672,617
RTX Corporation
3.95%, 08/16/25	740,000	738,341
Ryder System, Inc.
2.85%, 03/01/27	179,000	173,236
5.30%, 03/15/27Δ	465,000	471,194
Sabine Pass Liquefaction LLC
5.00%, 03/15/27	253,000	254,245
4.20%, 03/15/28	136,000	134,509
Santander Holdings U.S.A., Inc.
(Variable, U.S. SOFR + 1.23%), 6.12%, 05/31/27Δ ^	240,000	243,079
(Variable, U.S. SOFR + 2.36%), 6.50%, 03/09/29^	635,000	657,804
(Variable, U.S. SOFR + 1.61%), 5.47%, 03/20/29^	1,450,000	1,458,687
(Variable, U.S. SOFR + 1.94%), 5.35%, 09/06/30^	500,000	498,106
(Variable, U.S. SOFR + 1.88%), 5.74%, 03/20/31^	435,000	438,450
SBA Tower Trust REIT
1.88%, 01/15/26 144A	680,000	663,357
1.63%, 11/15/26 144A	800,000	759,998
4.83%, 10/15/29 144A	1,300,000	1,290,399
Seagate HDD Cayman
4.09%, 06/01/29	280,000	263,924
8.25%, 12/15/29Δ	240,000	255,444
Sealed Air Corporation
6.13%, 02/01/28 144A	130,000	130,272
Sensata Technologies, Inc.
4.38%, 02/15/30 144A	140,000	129,468
Sirius XM Radio LLC
3.13%, 09/01/26 144A	600,000	581,861
5.00%, 08/01/27 144A	265,000	259,133
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26	1,111,000	1,076,823

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
SM Energy Co.
6.75%, 08/01/29 144A	$210,000	$207,071
Southern California Edison Co.
4.70%, 06/01/27	500,000	499,605
3.65%, 03/01/28	200,000	193,721
5.65%, 10/01/28	300,000	307,246
5.25%, 03/15/30	1,700,000	1,710,578
Southern California Gas Co.
5.05%, 09/01/34	675,000	666,962
Southern Co. (The)
5.50%, 03/15/29	164,000	169,184
Standard Industries, Inc.
5.00%, 02/15/27 144A	580,000	571,400
4.75%, 01/15/28 144A	270,000	261,600
Starwood Property Trust, Inc.
7.25%, 04/01/29 144A	655,000	672,291
6.50%, 07/01/30 144A	215,000	215,345
State Street Corporation
(Variable, U.S. SOFR + 1.72%), 5.82%, 11/04/28^	670,000	692,940
Sunoco LP
7.00%, 05/01/29 144A	170,000	174,050
Synchrony Financial
(Variable, U.S. SOFR + 1.68%), 5.45%, 03/06/31Δ ^	200,000	198,645
Synopsys, Inc.
4.65%, 04/01/28Δ	1,350,000	1,358,085
4.85%, 04/01/30	160,000	161,087
Targa Resources Corporation
5.20%, 07/01/27	240,000	242,889
6.15%, 03/01/29	337,000	352,499
Teleflex, Inc.
4.25%, 06/01/28 144A	270,000	257,750
TerraForm Power Operating LLC
5.00%, 01/31/28 144A	595,000	576,424
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/34 144A	230,699	228,102
The Campbell's Company
5.20%, 03/19/27Δ	490,000	496,393
T-Mobile U.S.A., Inc.
1.50%, 02/15/26	87,000	84,640
3.75%, 04/15/27	432,000	425,802
4.75%, 02/01/28	13,000	12,995
3.38%, 04/15/29	511,000	485,865
TransDigm, Inc.
6.38%, 03/01/29 144A	295,000	298,376
Travel + Leisure Co.
6.63%, 07/31/26 144A	580,000	584,643
Truist Financial Corporation
(Variable, U.S. SOFR + 2.45%), 7.16%, 10/30/29^	625,000	673,142
Twilio, Inc.
3.63%, 03/15/29	140,000	129,935
Uber Technologies, Inc.
7.50%, 09/15/27 144A	500,000	506,454
6.25%, 01/15/28 144A	400,000	403,093
	Par	Value
4.30%, 01/15/30	$68,000	$66,848
United Airlines, Inc.
4.38%, 04/15/26 144A	540,000	531,829
Venture Global LNG, Inc.
9.50%, 02/01/29 144A	275,000	295,057
Vertiv Group Corporation
4.13%, 11/15/28 144A	135,000	128,663
Viper Energy, Inc.
7.38%, 11/01/31 144A Δ	1,465,000	1,533,616
Vistra Operations Co. LLC
5.05%, 12/30/26 144A	1,270,000	1,274,938
5.63%, 02/15/27 144A	250,000	249,266
5.00%, 07/31/27 144A	200,000	197,079
Volkswagen Group of America Finance LLC
3.95%, 06/06/25 144A	410,000	409,272
1.25%, 11/24/25 144A	1,400,000	1,368,181
4.95%, 03/25/27 144A	700,000	701,186
5.05%, 03/27/28 144A	580,000	579,950
Warnermedia Holdings, Inc.
3.76%, 03/15/27	1,495,000	1,458,634
Wells Fargo & Co.
(Variable, U.S. SOFR + 1.32%), 3.91%, 04/25/26^	770,000	769,495
(Variable, U.S. SOFR + 0.78%), 4.90%, 01/24/28^	3,510,000	3,530,392
(Variable, U.S. SOFR + 1.07%), 5.71%, 04/22/28^	590,000	602,959
(Variable, CME Term SOFR 3M + 1.57%), 3.58%, 05/22/28^	21,000	20,564
(Variable, U.S. SOFR + 1.98%), 4.81%, 07/25/28^	660,000	662,220
(Variable, U.S. SOFR + 1.74%), 5.57%, 07/25/29^	22,000	22,603
(Variable, U.S. SOFR + 1.11%), 5.24%, 01/24/31^	95,000	96,613
Total Corporate Bonds (Cost $186,263,410)		187,101,390
FOREIGN BONDS — 7.5%
Australia — 0.5%
Dyno Nobel, Ltd.
4.30%, 03/18/26(A)	2,000,000	1,243,364
NBN Co., Ltd.
1.00%, 12/03/25(A)	5,000,000	3,054,564
Woodside Finance, Ltd.
3.70%, 09/15/26 144A Δ	400,000	395,109
		4,693,037
Canada — 1.1%
Canadian Imperial Bank of Commerce
5.00%, 04/28/28	665,000	673,159
Canadian Natural Resources, Ltd.
5.00%, 12/15/29 144A	300,000	299,959
CDP Financial, Inc.
1.00%, 05/26/26 144A	520,000	501,717
4.63%, 01/24/30 144A	360,000	365,404

	Par	Value
Export Development Canada
(Floating, U.S. SOFR Index + 0.33%), 4.71%, 08/01/28†	$2,800,000	$2,803,492
National Bank of Canada
(Floating, U.S. SOFR Index + 1.03%), 5.46%, 07/02/27† Δ	1,000,000	1,005,325
(Variable, U.S. SOFR + 1.04%), 5.60%, 07/02/27Δ ^	1,470,000	1,488,193
OMERS Finance Trust
1.10%, 03/26/26 144A	675,000	654,736
4.00%, 04/20/28 144A	555,000	552,403
4.38%, 03/20/30 144A	395,000	396,182
Ontario Teachers' Finance Trust
4.25%, 04/25/28 144A Δ	1,065,000	1,067,809
Rogers Communications, Inc.
3.20%, 03/15/27	80,000	77,859
5.00%, 02/15/29	28,000	28,034
		9,914,272
China — 0.2%
Avolon Holdings Funding, Ltd.
5.50%, 01/15/26 144A	700,000	703,038
2.13%, 02/21/26 144A	200,000	195,310
4.25%, 04/15/26 144A	600,000	596,799
4.38%, 05/01/26 144A	200,000	198,892
		1,694,039
Denmark — 0.1%
Danske Bank A/S
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.95%), 5.43%, 03/01/28 144A ^	595,000	605,070
France — 0.9%
Banque Federative du Credit Mutuel SA
5.90%, 07/13/26 144A	1,785,000	1,814,305
5.09%, 01/23/27 144A	650,000	655,909
(Floating, Australian BBSW 3M + 1.07%), 5.20%, 05/24/27(A) †	1,000,000	626,119
BNP Paribas SA
(Variable, U.S. SOFR + 2.07%), 2.22%, 06/09/26^	1,000,000	995,102
BPCE SA
(Floating, Australian BBSW 3M + 1.60%), 5.72%, 06/05/25(A) †	1,000,000	626,006
5.20%, 01/18/27 144A Δ	250,000	253,019
(Variable, U.S. SOFR + 2.10%), 5.98%, 01/18/27 144A ^	1,815,000	1,831,619
Credit Agricole SA
(Variable, U.S. SOFR + 0.89%), 1.25%, 01/26/27 144A ^	250,000	243,193
5.13%, 03/11/27 144A Δ	1,300,000	1,317,055
		8,362,327
Ireland — 0.3%
AerCap Ireland Capital DAC
4.88%, 04/01/28	1,240,000	1,244,733
	Par	Value
Icon Investments Six DAC
5.81%, 05/08/27	$460,000	$469,748
James Hardie International Finance DAC
5.00%, 01/15/28	675,000	656,229
		2,370,710
Israel — 0.4%
Israel Government International Bond
5.00%, 10/30/26(E)	1,400,000	1,558,543
5.38%, 02/19/30	2,200,000	2,217,664
		3,776,207
Italy — 0.0%
Cassa Depositi e Prestiti SpA
5.88%, 04/30/29 144A	300,000	311,841
Japan — 0.3%
Mitsubishi UFJ Financial Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 4.08%, 04/19/28^	675,000	669,082
Nissan Motor Co., Ltd.
3.52%, 09/17/25 144A	800,000	791,665
Nomura Holdings, Inc.
2.33%, 01/22/27	600,000	576,090
(Floating, U.S. SOFR + 1.25%), 5.68%, 07/02/27† Δ	200,000	201,778
Rakuten Group, Inc.
9.75%, 04/15/29 144A	230,000	250,145
		2,488,760
Jersey — 0.1%
Aptiv Swiss Holdings, Ltd.
4.65%, 09/13/29Δ	320,000	315,498
TER Finance Jersey, Ltd.
0.00%, 09/25/25»	470,000	453,514
		769,012
Luxembourg — 0.2%
ArcelorMittal SA
6.55%, 11/29/27	1,625,000	1,692,350
Netherlands — 0.4%
ABN AMRO Bank NV
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.65%), 6.34%, 09/18/27 144A ^	900,000	920,582
(Floating, U.S. SOFR Index + 1.00%), 5.41%, 12/03/28 144A † Δ	1,400,000	1,402,484
ING Groep NV
(Floating, U.S. SOFR Index + 1.01%), 5.44%, 03/25/29†	1,100,000	1,100,198
Stellantis NV
3.38%, 11/19/28(E)	200,000	216,958
		3,640,222

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Norway — 0.1%
Var Energi ASA
7.50%, 01/15/28 144A	$410,000	$434,504
Saudi Arabia — 0.4%
Saudi Government International Bond
5.13%, 01/13/28 144A	3,900,000	3,949,218
Singapore — 0.2%
DBS Group Holdings, Ltd.
(Floating, U.S. SOFR + 0.65%), 5.07%, 03/21/30 144A † Δ	1,200,000	1,197,076
United Overseas Bank, Ltd.
(Floating, U.S. SOFR + 0.58%), 5.01%, 04/02/28 144A †	900,000	899,929
		2,097,005
Spain — 0.1%
Banco Santander SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.95%), 5.37%, 07/15/28^	1,000,000	1,014,675
Sweden — 0.5%
Skandinaviska Enskilda Banken AB
5.38%, 03/05/29 144A	645,000	659,915
Svensk Exportkredit AB
4.00%, 07/15/25	780,000	778,831
Svenska Handelsbanken AB
5.50%, 06/15/28	645,000	662,210
Swedbank AB
5.34%, 09/20/27 144A	2,000,000	2,032,582
		4,133,538
Switzerland — 0.2%
UBS Group AG
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.60%), 6.33%, 12/22/27 144A ^	1,675,000	1,720,595
United Kingdom — 1.5%
Anglo American Capital PLC
3.75%, 06/15/29(E)	260,000	287,694
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/28 144A	380,000	357,580
BAE Systems PLC
5.00%, 03/26/27 144A Δ	365,000	368,308
HSBC Holdings PLC
(Floating, CME Term SOFR 3M + 1.64%), 5.94%, 09/12/26†	3,000,000	3,018,325
(Variable, U.S. SOFR + 3.35%), 7.39%, 11/03/28^	630,000	669,668
Ithaca Energy North Sea PLC
8.13%, 10/15/29 144A Δ	310,000	317,134
Lloyds Banking Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.72%, 08/11/26^	1,000,000	999,435
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.80%), 3.75%, 03/18/28^	700,000	688,073
	Par	Value
NatWest Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.35%), 5.85%, 03/02/27^	$900,000	$909,597
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 5.58%, 03/01/28^	650,000	661,091
NatWest Markets PLC
4.79%, 03/21/28 144A Δ	260,000	261,456
Rio Tinto Finance U.S.A. PLC
4.38%, 03/12/27Δ	395,000	396,074
Santander UK Group Holdings PLC
(Variable, U.S. SOFR + 2.75%), 6.83%, 11/21/26^	500,000	506,318
Santander UK PLC
4.50%, 12/12/27 144A	1,400,000	1,411,914
Smith & Nephew PLC
5.15%, 03/20/27	325,000	328,021
Standard Chartered Bank
4.85%, 12/03/27	2,000,000	2,021,565
		13,202,253
Total Foreign Bonds (Cost $66,698,171)		66,869,635
MORTGAGE-BACKED SECURITIES — 20.1%
ACRA Trust, Series 2024-NQM1, Class A1
(Step to 6.61% on 11/25/28), 5.61%, 10/25/64 144A STEP	324,305	323,944
AG Trust, Series 2024-NLP, Class A
(Floating, CME Term SOFR 1M + 2.02%, 2.02% Floor), 6.33%, 07/15/41 144A †	475,166	476,163
Alen Mortgage Trust, Series 2021-ACEN, Class A
(Floating, CME Term SOFR 1M + 1.26%, 1.15% Floor), 5.58%, 04/15/34 144A †	350,000	331,289
American Home Mortgage Assets Trust, Series 2006-5, Class A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.92%, 0.92% Floor), 5.56%, 11/25/46†	530,712	132,193
Angel Oak Mortgage Trust, Series 2023-6, Class A1
(Step to 6.52% on 09/25/27), 6.50%, 12/25/67 144A STEP	161,204	162,722
ARES Commercial Mortgage Trust, Series 2024-IND, Class A
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 6.01%, 07/15/41 144A †	1,000,000	999,163
Arroyo Mortgage Trust, Series 2022-2, Class A1
(Step to 5.95% on 07/25/26), 4.95%, 07/25/57 144A STEP	183,941	182,862
Banc of America Mortgage Trust, Series 2003-L, Class 3A1
6.87%, 01/25/34† γ	17,952	17,217

	Par	Value
BANK, Series 2019-BNK18, Class A2
3.47%, 05/15/62	$610,000	$608,658
BANK, Series 2021-BN33, Class ASB
2.22%, 05/15/64	460,000	422,269
BANK, Series 2024-BNK48, Class A5
5.05%, 10/15/57	190,000	190,223
BANK5, Series 2024-5YR11, Class A3
5.89%, 11/15/57	145,000	151,048
BBCMS Mortgage Trust, Series 2018-TALL, Class A
(Floating, CME Term SOFR 1M + 0.92%, 0.87% Floor), 5.24%, 03/15/37 144A †	170,000	161,396
BBCMS Mortgage Trust, Series 2025-5C33, Class A4
5.84%, 03/15/58	180,000	187,276
Bear Stearns ARM Trust, Series 2003-8, Class 4A1
6.95%, 01/25/34† γ	41,183	41,288
Bear Stearns ARM Trust, Series 2004-5, Class 2A
4.53%, 07/25/34† γ	32,851	30,847
Benchmark Mortgage Trust, Series 2019-B12, Class AAB
3.04%, 08/15/52	923,365	894,037
Benchmark Mortgage Trust, Series 2022-B34, Class AM
3.83%, 04/15/55† γ	225,000	201,646
Benchmark Mortgage Trust, Series 2023-V3, Class A3
6.36%, 07/15/56	355,000	370,269
Benchmark Mortgage Trust, Series 2024-V12, Class A3
5.74%, 12/15/57	300,000	310,714
Benchmark Mortgage Trust, Series 2024-V5, Class A3
5.81%, 01/10/57	260,000	268,011
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.81%, 11/15/29 144A †	70,000	70,021
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class B
(Floating, CME Term SOFR 1M + 1.84%, 1.84% Floor), 6.16%, 11/15/29 144A †	60,000	60,038
BFLD Mortgage Trust, Series 2021-FPM, Class A
(Floating, CME Term SOFR 1M + 1.71%, 1.60% Floor), 6.03%, 06/15/38 144A †	150,000	149,433
BFLD Mortgage Trust, Series 2024-WRHS, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.81%, 08/15/26 144A †	213,209	212,737
	Par	Value
BMO Mortgage Trust, Series 2024-5C3, Class A3
5.74%, 02/15/57	$440,000	$452,535
BMO Mortgage Trust, Series 2024-5C6, Class A3
5.32%, 09/15/57	270,000	274,581
BMO Mortgage Trust, Series 2024-5C8, Class A3
5.63%, 12/15/57	290,000	298,704
BMO Mortgage Trust, Series 2025-5C9, Class AS
6.16%, 12/15/57	103,519	107,419
BMO Mortgage Trust, Series 2025-C11, Class A5
5.69%, 02/15/58	156,000	162,888
BMO Mortgage Trust, Series 2025-C11, Class ASB
5.68%, 02/15/58	125,000	130,444
BRAVO Residential Funding Trust, Series 2023-NQM6, Class A1
(Step to 7.60% on 09/25/27), 6.60%, 09/25/63 144A STEP	359,573	362,996
BRAVO Residential Funding Trust, Series 2025-NQM2, Class A1
(Step to 6.68% on 03/25/29), 5.68%, 11/25/64 144A STEP	229,499	230,379
BRAVO Residential Funding Trust, Series 2025-NQM3, Class A1
(Step to 6.57% on 04/25/29), 5.57%, 03/25/28 144A ρ STEP	150,000	150,179
BX Commercial Mortgage Trust, Series 2022-AHP, Class A
(Floating, CME Term SOFR 1M + 0.99%, 0.99% Floor), 5.31%, 01/17/39 144A †	420,000	416,077
BX Commercial Mortgage Trust, Series 2024-AIR2, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.81%, 10/15/41 144A †	1,700,000	1,702,547
BX Commercial Mortgage Trust, Series 2024-AIRC, Class B
(Floating, CME Term SOFR 1M + 2.14%, 2.14% Floor), 6.46%, 08/15/39 144A †	255,000	255,363
BX Commercial Mortgage Trust, Series 2024-BRBK, Class A
(Floating, CME Term SOFR 1M + 2.88%, 2.88% Floor), 7.20%, 10/15/41 144A †	160,887	161,524
BX Commercial Mortgage Trust, Series 2024-GPA2, Class A
(Floating, CME Term SOFR 1M + 1.54%, 1.54% Floor), 5.86%, 11/15/29 144A †	1,500,000	1,503,276
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A
(Floating, CME Term SOFR 1M + 1.29%, 1.29% Floor), 5.61%, 12/15/39 144A †	178,166	177,971

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
BX Commercial Mortgage Trust, Series 2024-MF, Class B
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 6.01%, 02/15/39 144A †	$97,400	$97,483
BX Commercial Mortgage Trust, Series 2024-XL4, Class B
(Floating, CME Term SOFR 1M + 1.79%, 1.79% Floor), 6.11%, 02/15/39 144A †	680,407	681,047
BX Commercial Mortgage Trust, Series 2024-XL5, Class B
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 6.01%, 03/15/39 144A †	864,703	865,203
BX Trust, Series 2021-VIEW, Class A
(Floating, CME Term SOFR 1M + 1.39%, 1.28% Floor), 5.71%, 06/15/36 144A †	150,000	149,699
BX Trust, Series 2024-CNYN, Class A
(Floating, CME Term SOFR 1M + 1.44%, 1.44% Floor), 5.76%, 04/15/41 144A †	139,472	139,914
BX Trust, Series 2024-PAT, Class A
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 6.41%, 03/15/41 144A †	190,000	190,114
BX Trust, Series 2024-PAT, Class B
(Floating, CME Term SOFR 1M + 3.04%, 3.04% Floor), 7.36%, 03/15/26 144A †	80,000	80,106
BX Trust, Series 2024-VLT4, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.81%, 07/15/29 144A †	275,000	274,041
BX Trust, Series 2024-VLT4, Class B
(Floating, CME Term SOFR 1M + 1.94%, 1.94% Floor), 6.26%, 07/15/29 144A †	1,100,000	1,094,577
BX Trust, Series 2025-ROIC, Class A
(Floating, CME Term SOFR 1M + 1.14%, 1.14% Floor), 5.46%, 03/15/30 144A †	580,000	577,885
Cali, Series 2024-SUN, Class A
(Floating, CME Term SOFR 1M + 1.89%, 1.89% Floor), 6.21%, 07/15/41 144A †	210,000	210,375
CENT Trust, Series 2023-CITY, Class A
(Floating, CME Term SOFR 1M + 2.62%, 2.62% Floor), 6.94%, 09/15/28 144A †	490,000	491,853
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB
3.37%, 06/15/50	550,774	544,402
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11
(Floating, CME Term SOFR 1M + 1.01%, 6.50% Cap), 5.33%, 07/25/49 144A †	28,932	27,586
	Par	Value
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3
3.50%, 07/25/49 144A † γ	$59,106	$53,670
Chase Home Lending Mortgage Trust, Series 2025-3, Class A11
(Floating, U.S. 30-Day Average SOFR + 1.30%, 7.50% Cap), 5.65%, 02/25/56 144A †	430,000	431,075
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class AAB
2.78%, 07/10/49	292,297	291,100
COAST Commercial Mortgage Trust, Series 2023-2HTL, Class A
(Floating, CME Term SOFR 1M + 2.59%, 2.59% Floor), 6.91%, 08/15/36 144A †	335,000	334,937
COLT Mortgage Loan Trust, Series 2022-3, Class A1
3.90%, 02/25/67 144A † γ	179,017	173,069
COLT Mortgage Loan Trust, Series 2024-6, Class A1
(Step to 6.39% on 11/25/28), 5.39%, 11/25/69 144A STEP	946,745	945,945
COLT Mortgage Loan Trust, Series 2024-7, Class A1
(Step to 6.54% on 12/25/28), 5.54%, 12/26/69 144A STEP	1,360,169	1,361,689
COLT Mortgage Loan Trust, Series 2025-INV2, Class A1
(Step to 6.60% on 03/25/29), 5.60%, 02/25/70 144A STEP	135,187	135,751
COMM Mortgage Trust, Series 2024-WCL1, Class A
(Floating, CME Term SOFR 1M + 1.84%, 1.84% Floor), 6.16%, 06/15/41 144A †	260,000	259,649
CONE Trust, Series 2024-DFW1, Class A
(Floating, CME Term SOFR 1M + 1.64%, 1.64% Floor), 5.96%, 08/15/26 144A †	150,000	149,138
Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2
(Floating, U.S. 30-Day Average SOFR + 2.26%), 6.60%, 11/25/39 144A †	209,041	209,500
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.55%), 5.89%, 10/25/41 144A †	757,298	758,290
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 3.15%), 7.49%, 12/25/41 144A †	1,200,000	1,228,551
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.80%), 6.14%, 02/25/44 144A †	500,000	501,676

	Par	Value
Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M1
(Floating, U.S. 30-Day Average SOFR + 1.00%), 5.34%, 07/25/44 144A †	$911,891	$910,837
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.60%), 5.94%, 09/25/44 144A †	400,000	399,965
Cross Mortgage Trust, Series 2024-H7, Class A1
5.59%, 11/25/69 144A † γ	949,550	952,889
Cross Mortgage Trust, Series 2024-H8, Class A1
5.55%, 12/25/69 144A † γ	984,675	985,206
Cross Mortgage Trust, Series 2025-H2, Class A1
5.36%, 03/25/70 144A † γ	252,285	253,004
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA
1.85%, 01/15/49† IO γ	580,530	5,343
CSMC, Series 2020-NET, Class A
2.26%, 08/15/37 144A	121,552	119,513
CSMC, Series 2022-ATH1, Class A1A
2.87%, 01/25/67 144A † γ	222,577	212,301
DBGS, Series 2024-SBL, Class A
(Floating, CME Term SOFR 1M + 1.88%, 1.88% Floor), 6.20%, 08/15/34 144A †	180,000	180,436
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB4, Class A6A1
(Step to 5.08% on 05/25/25), 6.37%, 10/25/36 STEP	76,587	66,343
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB4, Class A6A2
(Step to 5.08% on 05/25/25), 6.39%, 10/25/36 STEP	76,587	66,342
ELM Trust, Series 2024-ELM, Class A10
5.41%, 06/10/39 144A † γ	540,000	547,296
ELM Trust, Series 2024-ELM, Class A15
5.41%, 06/10/39 144A † γ	540,000	547,296
EQT Trust, Series 2024-EXTR, Class A
5.33%, 07/05/41 144A	350,000	352,303
Extended Stay America Trust, Series 2021-ESH, Class A
(Floating, CME Term SOFR 1M + 1.19%, 1.08% Floor), 5.51%, 07/15/38 144A †	1,472,456	1,472,051
Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 2.00%), 6.34%, 11/25/41 144A †	3,000,000	3,013,495
	Par	Value
Federal Home Loan Mortgage Corporation
3.00%, 10/01/26	$237,679	$235,189
3.00%, 01/01/27	756,911	748,646
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.36%, 2.36% Floor, 13.23% Cap), 7.48%, 07/01/27†	375	377
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 11.24% Cap), 6.67%, 11/01/31†	5,768	5,875
3.00%, 12/01/31	129,454	125,331
3.50%, 04/01/32	72,610	71,136
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 10.91% Cap), 7.13%, 04/01/32†	1,366	1,392
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.04%, 2.04% Floor, 9.67% Cap), 6.85%, 06/01/33†	117,538	120,674
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.75%, 1.75% Floor, 10.85% Cap), 7.50%, 08/01/35†	19,253	19,608
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.35%, 1.35% Floor, 10.44% Cap), 7.07%, 09/01/35†	37,491	38,437
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.63%, 1.63% Floor, 11.03% Cap), 7.13%, 10/01/35†	25,482	26,131
3.00%, 02/01/36	31,435	29,613
4.00%, 11/01/36	3,709	3,653
2.50%, 03/01/37	130,121	120,642
4.00%, 06/01/37	49,624	48,702
3.50%, 11/01/38	46,479	44,526
4.50%, 03/01/49	1,290,225	1,269,867
4.00%, 10/01/52	441,660	412,335
4.00%, 12/01/52	478,556	446,751
4.00%, 04/01/53	288,497	269,323
Federal Home Loan Mortgage Corporation REMIC, Series 3228
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 4.96%, 10/15/36†	440,669	438,103
Federal Home Loan Mortgage Corporation REMIC, Series 3710
4.00%, 08/15/25 STEP	1,042	1,040
Federal Home Loan Mortgage Corporation REMIC, Series 3959
4.50%, 11/15/41	54,959	55,014
Federal Home Loan Mortgage Corporation REMIC, Series 4459
3.00%, 08/15/43	186,715	172,666

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 4494
3.75%, 10/15/42	$25,697	$25,598
Federal Home Loan Mortgage Corporation REMIC, Series 4752
3.00%, 09/15/46	154,412	149,681
Federal Home Loan Mortgage Corporation REMIC, Series 4777
3.50%, 10/15/45	201,450	199,324
Federal Home Loan Mortgage Corporation REMIC, Series 4904
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor, 6.50% Cap), 4.91%, 06/15/49†	293,746	286,597
Federal Home Loan Mortgage Corporation REMIC, Series 4941
3.00%, 07/25/49	137,564	123,702
Federal Home Loan Mortgage Corporation REMIC, Series 4948
2.50%, 10/25/48	90,945	82,550
Federal Home Loan Mortgage Corporation REMIC, Series 5000
2.00%, 06/25/44	107,253	99,759
Federal Home Loan Mortgage Corporation REMIC, Series 5006
2.00%, 06/25/45	311,591	283,665
Federal Home Loan Mortgage Corporation REMIC, Series 5047
0.75%, 10/15/28	1,473,830	1,410,593
Federal Home Loan Mortgage Corporation REMIC, Series 5057
1.00%, 04/15/54	1,200,800	1,103,902
Federal Home Loan Mortgage Corporation REMIC, Series 5105
1.50%, 04/15/44	280,641	272,149
Federal Home Loan Mortgage Corporation REMIC, Series 5115
1.00%, 02/25/42	1,494,680	1,304,616
Federal Home Loan Mortgage Corporation REMIC, Series 5426
(Floating, U.S. 30-Day Average SOFR + 0.90%), 5.23%, 03/15/50†	1,098,783	1,104,107
Federal Home Loan Mortgage Corporation REMIC, Series 5472
(Floating, U.S. 30-Day Average SOFR + 1.10%, 1.10% Floor, 6.50% Cap), 5.44%, 11/25/54†	2,116,233	2,110,009
Federal Home Loan Mortgage Corporation REMIC, Series 5478
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor, 6.50% Cap), 5.79%, 04/25/54†	733,585	738,162
Federal Home Loan Mortgage Corporation REMIC, Series 5480
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor, 6.50% Cap), 5.79%, 03/25/54†	705,654	709,076
	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 5484
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 5.54%, 12/25/54†	$745,221	$750,271
Federal Home Loan Mortgage Corporation REMIC, Series 5485
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 5.54%, 12/25/54†	1,919,161	1,932,480
Federal Home Loan Mortgage Corporation REMIC, Series 5493
(Floating, U.S. 30-Day Average SOFR + 1.15%, 1.15% Floor, 7.00% Cap), 5.49%, 01/25/55†	1,067,023	1,072,657
Federal Home Loan Mortgage Corporation REMIC, Series 5500
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 5.54%, 02/25/55†	1,277,556	1,286,587
Federal Home Loan Mortgage Corporation REMIC, Series 5511
(Floating, U.S. 30-Day Average SOFR + 1.15%, 1.15% Floor, 7.00% Cap), 5.49%, 03/25/55†	875,332	879,925
Federal Home Loan Mortgage Corporation REMIC, Series 5513
(Floating, U.S. 30-Day Average SOFR + 0.94%, 0.94% Floor, 8.00% Cap), 5.28%, 11/25/54†	4,166,214	4,171,685
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA
3.50%, 11/25/57	153,710	148,173
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA
3.50%, 08/25/57	188,427	180,963
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA
3.00%, 02/25/59	451,391	419,138
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA5, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 5.99%, 01/25/34 144A †	426,284	427,205
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA6, Class B1
(Floating, U.S. 30-Day Average SOFR + 3.40%), 7.74%, 10/25/41 144A †	1,000,000	1,025,184

	Par	Value
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA6, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.50%), 5.84%, 10/25/41 144A †	$1,810,625	$1,812,193
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA7, Class B1
(Floating, U.S. 30-Day Average SOFR + 3.65%), 7.99%, 11/25/41 144A †	1,400,000	1,443,591
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-HQA4, Class M1
(Floating, U.S. 30-Day Average SOFR + 0.95%), 5.29%, 12/25/41 144A †	1,567,100	1,562,694
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA6, Class M1A
(Floating, U.S. 30-Day Average SOFR + 2.15%), 6.49%, 09/25/42 144A †	632,134	637,706
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-HQA1, Class M1A
(Floating, U.S. 30-Day Average SOFR + 2.10%), 6.44%, 03/25/42 144A †	210,240	211,651
Federal National Mortgage Association
3.00%, 02/01/31	501,956	486,944
1.50%, 06/01/31	1,374,453	1,282,833
5.81%, 06/01/31	1,036,000	1,087,399
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.22%, 2.22% Floor, 11.65% Cap), 6.94%, 09/01/31†	11,168	11,240
2.50%, 10/01/31	180,352	172,793
2.50%, 11/01/31	406,203	388,623
2.50%, 01/01/32	2,824	2,711
3.00%, 03/01/32	278,401	268,947
3.00%, 07/01/32	285,066	275,469
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1M Index + 1.30%, 1.30% Floor, 11.27% Cap), 5.67%, 08/01/32†	35,040	34,907
3.00%, 12/01/32	273,519	264,265
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 9.72% Cap), 6.49%, 12/01/32†	163,137	167,551
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.41%, 2.41% Floor, 9.66% Cap), 7.54%, 06/01/33†	3,067	3,163
	Par	Value
4.00%, 09/01/33	$554,160	$549,810
3.00%, 02/01/34	558,621	540,199
4.00%, 05/01/34	260,378	258,233
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.66%, 1.66% Floor, 10.15% Cap), 6.50%, 02/01/35†	15,652	15,914
3.00%, 09/01/35	54,426	51,389
3.50%, 05/01/37	295,099	287,442
4.00%, 07/01/37	17,724	17,368
4.50%, 08/01/37	350,407	348,616
4.00%, 09/01/37	21,764	21,318
4.50%, 10/01/37	557,920	553,940
5.00%, 02/01/38	1,448,996	1,465,827
4.00%, 03/01/38	14,913	14,582
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.73%, 1.73% Floor, 9.50% Cap), 7.17%, 05/01/38†	293,662	305,115
5.89%, 08/01/42†	93,073	93,542
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.74%, 1.74% Floor, 8.75% Cap), 6.98%, 09/01/42†	62,280	64,683
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.70%, 1.70% Floor, 7.71% Cap), 7.07%, 07/01/43†	87,063	90,362
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 8.53% Cap), 5.89%, 07/01/44†	27,799	28,140
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 9.16% Cap), 5.89%, 10/01/44†	22,121	22,184
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.59%, 1.59% Floor, 8.01% Cap), 7.47%, 06/01/45†	103,624	106,899
4.50%, 05/01/47	243,249	237,055
4.50%, 11/01/47	275,511	268,326
4.50%, 11/01/48	135,794	133,048
4.50%, 02/01/49	413,402	405,535
4.00%, 09/01/52	1,157,163	1,080,255
4.00%, 11/01/52	551,171	514,571
4.00%, 12/01/52	365,792	341,482
4.00%, 01/01/53	628,930	587,130
4.00%, 02/01/53	530,541	495,392
Federal National Mortgage Association REMIC, Series 2006-98
(Floating, U.S. 30-Day Average SOFR + 0.54%, 0.43% Floor, 7.00% Cap), 4.88%, 10/25/36†	75,629	75,067

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal National Mortgage Association REMIC, Series 2007-100
(Floating, U.S. 30-Day Average SOFR + 0.66%, 0.55% Floor, 7.00% Cap), 5.00%, 10/25/37†	$268,552	$267,492
Federal National Mortgage Association REMIC, Series 2011-48
4.00%, 06/25/26 STEP	7,573	7,537
Federal National Mortgage Association REMIC, Series 2012-79
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor, 6.50% Cap), 4.90%, 07/25/42†	81,961	80,918
Federal National Mortgage Association REMIC, Series 2015-38
(Floating, U.S. 30-Day Average SOFR + 0.42%, 0.31% Floor), 4.75%, 06/25/55†	78,177	77,214
Federal National Mortgage Association REMIC, Series 2016-11
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor), 4.94%, 03/25/46†	367,114	364,437
Federal National Mortgage Association REMIC, Series 2016-40
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor), 4.89%, 07/25/46†	443,433	440,128
Federal National Mortgage Association REMIC, Series 2018-21
3.50%, 04/25/45	42,984	42,708
Federal National Mortgage Association REMIC, Series 2019-30
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 4.95%, 07/25/49†	402,657	393,774
Federal National Mortgage Association REMIC, Series 2019-53
(Floating, U.S. 30-Day Average SOFR + 0.51%, 0.40% Floor), 4.84%, 09/25/49†	560,793	546,134
Federal National Mortgage Association REMIC, Series 2019-60
(Floating, U.S. 30-Day Average SOFR + 0.51%, 0.40% Floor), 4.84%, 10/25/59†	538,231	533,337
Federal National Mortgage Association REMIC, Series 2019-9
3.50%, 06/25/48	526,924	501,709
	Par	Value
Federal National Mortgage Association REMIC, Series 2020-79
1.50%, 11/25/50	$440,870	$399,551
Federal National Mortgage Association REMIC, Series 2022-65
(Floating, U.S. 30-Day Average SOFR + 0.80%, 0.80% Floor, 6.00% Cap), 5.14%, 09/25/52†	1,581,078	1,541,755
Federal National Mortgage Association REMIC, Series 2024-103
(Floating, U.S. 30-Day Average SOFR + 1.15%, 1.15% Floor, 7.00% Cap), 5.49%, 01/25/55†	1,558,986	1,567,234
Federal National Mortgage Association REMIC, Series 2024-38
(Floating, U.S. 30-Day Average SOFR + 0.80%, 0.80% Floor), 5.13%, 01/25/51†	1,210,175	1,211,284
Federal National Mortgage Association REMIC, Series 2024-88
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 5.54%, 12/25/54†	1,879,915	1,892,444
Federal National Mortgage Association REMIC, Series 2024-90
(Floating, U.S. 30-Day Average SOFR + 1.25%, 1.25% Floor, 7.00% Cap), 5.59%, 11/25/53†	1,149,658	1,159,518
Federal National Mortgage Association REMIC, Series 2024-91
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 5.54%, 12/25/54†	907,353	913,361
Federal National Mortgage Association REMIC, Series 2024-94
(Floating, U.S. 30-Day Average SOFR + 1.42%, 1.42% Floor, 6.50% Cap), 5.76%, 12/25/54†	205,452	206,514
Federal National Mortgage Association REMIC, Series 2024-95
(Floating, U.S. 30-Day Average SOFR + 1.10%, 1.10% Floor, 7.00% Cap), 5.44%, 12/25/54†	574,271	575,979
Federal National Mortgage Association REMIC, Series 2025-16
(Floating, U.S. 30-Day Average SOFR + 1.15%, 1.15% Floor, 7.00% Cap), 5.49%, 03/25/55†	893,256	894,808

	Par	Value
Federal National Mortgage Association REMIC, Series 2025-18
(Floating, U.S. 30-Day Average SOFR + 0.90%, 0.90% Floor, 8.00% Cap), 5.24%, 09/25/54†	$2,974,124	$2,975,872
Federal National Mortgage Association REMIC, Series 2025-19
(Floating, U.S. 30-Day Average SOFR + 1.16%, 1.16% Floor, 7.00% Cap), 5.50%, 03/25/55†	889,489	894,382
Federal National Mortgage Association REMIC, Series 2025-4
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 5.54%, 12/25/53†	387,817	390,457
Federal National Mortgage Association REMIC, Series 2025-6
(Floating, U.S. 30-Day Average SOFR + 1.25%, 1.25% Floor, 7.00% Cap), 5.59%, 02/25/55†	388,540	391,774
FHLMC Multifamily Structured Pass-Through Certificates, Series K121
1.02%, 10/25/30† IO γ	585,245	26,121
FHLMC Multifamily Structured Pass-Through Certificates, Series KIR2
2.75%, 03/25/27	120,271	118,129
FHLMC Multifamily Structured Pass-Through Certificates, Series Q029
(Floating, U.S. 30-Day Average SOFR + 0.55%, 0.55% Floor), 4.90%, 08/25/27†	2,500,000	2,500,614
FHLMC Structured Pass-Through Certificates, Series T-32, Class A1
(Floating, CME Term SOFR 1M + 0.37%, 0.26% Floor), 4.69%, 08/25/31†	81,326	86,293
FHLMC Structured Pass-Through Certificates, Series T-56, Class 3AF
(Floating, U.S. 30-Day Average SOFR + 1.11%, 1.00% Floor, 8.50% Cap), 5.45%, 05/25/43†	270,827	275,401
FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 6.04%, 07/25/44†	182,556	175,818
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
6.14%, 06/25/34† γ	48,618	48,271
FIVE Mortgage Trust, Series 2023-V1, Class A3
5.67%, 02/10/56	490,000	500,152
	Par	Value
Flagstar Mortgage Trust, Series 2021-12, Class A19
5.00%, 11/25/51 144A † γ	$1,042,632	$1,027,116
GCAT Trust, Series 2021-NQM7, Class A1
1.92%, 08/25/66 144A	158,051	145,909
Gemgarto PLC, Series 2021-1A, Class A
(Floating, SONIA Interest Rate + 0.59%), 5.36%, 12/16/67(U) 144A †	273,124	353,544
Government National Mortgage Association
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 4.63%, 07/20/25†	383	382
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 4.63%, 08/20/25†	192	192
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 4.75%, 11/20/25†	1,092	1,092
3.00%, 09/20/26	92,228	91,322
3.00%, 11/20/26	195,158	193,059
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 4.75%, 12/20/26†	4,292	4,324
3.00%, 02/20/27	298,341	294,791
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 4.63%, 07/20/27†	123	122
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 10.00% Cap), 4.75%, 10/20/27†	2,209	2,230
3.00%, 01/20/29	585,534	574,339
8.50%, 10/15/29	10,619	10,633
8.50%, 04/15/30	149	149
8.50%, 05/15/30	31,704	31,938
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 4.88%, 05/20/30†	6,377	6,377
8.50%, 07/15/30	11,522	11,588
8.50%, 08/15/30	1,761	1,763
8.50%, 11/15/30	1,937	1,940
8.50%, 12/15/30	1,752	1,753
Government National Mortgage Association, Series 2007-30
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor, 6.50% Cap), 4.73%, 05/20/37†	36,388	36,355

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Government National Mortgage Association, Series 2011-H08
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 10.50% Cap), 5.02%, 02/20/61†	$75,423	$75,466
Government National Mortgage Association, Series 2013-H13
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%, 0.45% Floor, 15.00% Cap), 4.64%, 05/20/63†	88,484	87,930
Government National Mortgage Association, Series 2016-H07
(Floating, CME Term SOFR 1M + 0.88%, 0.77% Floor), 5.19%, 02/20/66†	1,574	1,574
Government National Mortgage Association, Series 2016-H22
(Floating, CME Term SOFR 1M + 0.88%, 0.77% Floor, 7.50% Cap), 5.19%, 10/20/66†	689,632	693,021
Government National Mortgage Association, Series 2017-136
3.00%, 03/20/47	67,725	63,052
Government National Mortgage Association, Series 2017-H09
(Floating, CME Term SOFR 12M + 1.47%, 0.75% Floor, 7.50% Cap), 6.52%, 04/20/67†	994,046	1,001,278
Government National Mortgage Association, Series 2017-H10
(Floating, CME Term SOFR 12M + 1.47%, 0.75% Floor, 7.50% Cap), 6.52%, 04/20/67†	1,115,832	1,130,219
Government National Mortgage Association, Series 2018-H02
(Floating, CME Term SOFR 12M + 0.80%, 0.08% Floor, 7.50% Cap), 4.96%, 01/20/68†	1,399,375	1,398,973
Government National Mortgage Association, Series 2020-127
1.50%, 06/20/50	431,430	344,858
Government National Mortgage Association, Series 2020-17
2.50%, 10/20/49	64,736	57,295
Government National Mortgage Association, Series 2022-H22
(Floating, U.S. 30-Day Average SOFR + 0.75%, 0.75% Floor, 11.00% Cap), 5.09%, 10/20/72†	479,531	479,833
Government National Mortgage Association, Series 2023-H23
(Floating, U.S. 30-Day Average SOFR + 0.98%, 0.98% Floor, 10.00% Cap), 5.32%, 09/20/73†	2,350,698	2,377,300
Government National Mortgage Association, Series 2024-H07
(Floating, U.S. 30-Day Average SOFR + 0.65%, 0.65% Floor), 4.99%, 02/20/74†	1,599,353	1,592,645
	Par	Value
Government National Mortgage Association, Series 2024-H20
(Floating, U.S. 30-Day Average SOFR + 0.76%, 0.76% Floor), 5.10%, 11/20/74†	$994,715	$996,465
GreenPoint Mortgage Funding Trust, Series 2005-AR5, Class 1A1
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor, 10.50% Cap), 4.97%, 11/25/45†	45,164	42,287
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, CME Term SOFR 1M + 0.47%, 0.36% Floor), 4.79%, 01/25/37†	187,339	170,548
GS Mortgage Securities Corporation Trust, Series 2023-FUN, Class B
(Floating, CME Term SOFR 1M + 2.79%, 2.79% Floor), 7.11%, 03/15/28 144A †	250,000	250,590
GS Mortgage Securities Corporation Trust, Series 2023-SHIP, Class B
4.94%, 09/06/26 144A † γ	1,200,000	1,197,872
GS Mortgage Securities Corporation Trust, Series 2024-RVR, Class A
4.85%, 08/10/29 144A † γ	100,000	100,780
GS Mortgage Securities Trust, Series 2011-GC5, Class AS
5.20%, 08/10/44 144A † γ	165,848	159,426
GS Mortgage Securities Trust, Series 2015-GC32, Class A4
3.76%, 07/10/48	291,909	290,674
GS Mortgage-Backed Securities Corporation Trust, Series 2020-PJ4, Class A2
3.00%, 01/25/51 144A † γ	143,859	124,710
GSR Mortgage Loan Trust, Series 2004-11, Class 5A1
7.88%, 09/25/34† γ	25,867	25,590
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
5.33%, 09/25/35† γ	24,056	23,092
Homes Trust, Series 2024-NQM2, Class A1
(Step to 6.72% on 12/25/28), 5.72%, 10/25/69 144A STEP	366,339	367,454
Homeward Opportunities Fund I Trust, Series 2020-2, Class A3
3.20%, 05/25/65 144A	153,476	151,492
Homeward Opportunities Fund Trust, Series 2022-1, Class A1
(Step to 5.03% on 05/25/25), 5.08%, 07/25/67 144A STEP	123,312	122,670
Houston Galleria Mall Trust, Series 2025-HGLR, Class A
5.46%, 02/05/45 144A † γ	150,000	152,283
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A
5.47%, 01/13/40 144A † γ	190,000	193,541

	Par	Value
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1
(Floating, CME Term SOFR 1M + 0.49%, 0.38% Floor), 4.81%, 09/25/46†	$231,332	$206,321
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor), 4.97%, 06/25/37†	83,107	102,272
Intown Mortgage Trust, Series 2025-STAY, Class A
(Floating, CME Term SOFR 1M + 1.35%, 1.35% Floor), 5.65%, 03/15/42 144A †	320,000	318,116
INV Mortgage Trust, Series 2024-IND, Class A
(Floating, CME Term SOFR 1M + 1.74%, 1.74% Floor), 6.06%, 11/15/41 144A †	110,000	109,925
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX
4.25%, 07/05/33 144A	190,000	178,805
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2024-IGLG, Class A
5.17%, 11/09/39 144A † γ	190,000	191,218
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
6.06%, 02/25/35† γ	6,469	6,140
JP Morgan Mortgage Trust, Series 2020-LTV1, Class A11
(Floating, CME Term SOFR 1M + 1.11%, 6.00% Cap), 5.43%, 06/25/50 144A †	6,638	6,597
JP Morgan Mortgage Trust, Series 2021-12, Class A11
(Floating, U.S. 30-Day Average SOFR + 0.85%, 5.00% Cap), 5.00%, 02/25/52 144A †	145,630	135,279
JP Morgan Mortgage Trust, Series 2021-14, Class A12
5.00%, 05/25/52 144A † γ	238,630	234,303
JP Morgan Mortgage Trust, Series 2023-DSC1, Class A1
4.63%, 07/25/63 144A	383,744	372,113
JP Morgan Mortgage Trust, Series 2024-NQM1, Class A1
(Step to 6.59% on 01/25/29), 5.59%, 02/25/64 144A STEP	763,010	766,708
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A3
3.50%, 12/15/48	151,566	150,759
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A3
3.38%, 09/15/50	293,667	286,799
	Par	Value
LEX Mortgage Trust, Series 2024-BBG, Class A
4.87%, 10/13/33 144A † γ	$1,000,000	$992,240
Luminent Mortgage Trust, Series 2006-7, Class 2A1
(Floating, CME Term SOFR 1M + 0.45%, 0.34% Floor, 10.50% Cap), 4.77%, 12/25/36†	195,186	177,321
LUX, Series 2023-LION, Class A
(Floating, CME Term SOFR 1M + 2.69%, 2.69% Floor), 7.01%, 08/15/28 144A †	206,513	208,854
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 3A1
4.44%, 12/25/33† γ	6,347	6,295
MF1, Series 2021-W10, Class A
(Floating, CME Term SOFR 1M + 1.07%, 1.07% Floor), 5.39%, 12/15/34 144A †	110,000	109,409
MFA Trust, Series 2021-INV2, Class A1
1.91%, 11/25/56 144A	206,881	182,914
MFA Trust, Series 2021-RPL1, Class A1
1.13%, 07/25/60 144A	563,238	510,364
MFA Trust, Series 2023-INV2, Class A1
(Step to 7.75% on 10/25/27), 6.78%, 10/25/58 144A STEP	155,433	157,446
MFA Trust, Series 2023-NQM3, Class A1
(Step to 7.49% on 09/25/27), 6.62%, 07/25/68 144A STEP	371,059	373,847
MFA Trust, Series 2023-NQM4, Class A1
(Step to 7.11% on 01/25/28), 6.11%, 12/25/68 144A STEP	217,728	219,138
Mill City Mortgage Loan Trust, Series 2017-1, Class M2
3.25%, 11/25/58 144A	98,962	97,312
Mill City Mortgage Loan Trust, Series 2017-3, Class A1
2.75%, 01/25/61 144A	25,919	25,832
Mill City Mortgage Loan Trust, Series 2018-3, Class A1
3.50%, 08/25/58 144A	91,582	89,935
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4
3.73%, 05/15/48	955,000	950,562
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	535,000	531,123
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA
0.64%, 12/15/49† IO γ	1,718,474	14,674

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class A3
5.64%, 03/15/30	$342,000	$353,046
Morgan Stanley Capital I Trust, Series 2024-NSTB, Class A
3.90%, 07/20/32 144A	117,846	114,028
New Residential Mortgage Loan Trust, Series 2017-4A, Class A1
4.00%, 05/25/57 144A † γ	407,791	390,736
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1
2.75%, 07/25/59 144A	624,812	599,214
New Residential Mortgage Loan Trust, Series 2020-1A, Class A1B
3.50%, 10/25/59 144A † γ	298,908	280,829
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1
2.75%, 11/25/59 144A	802,274	766,382
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1
(Step to 6.57% on 09/25/30), 5.57%, 05/25/65 144A STEP	189,352	190,827
NY Commercial Mortgage Trust, Series 2025-299P, Class A
5.29%, 02/10/47 144A † γ	150,000	154,173
NYC Commercial Mortgage Trust, Series 2025-3BP, Class A
(Floating, CME Term SOFR 1M + 1.21%, 1.21% Floor), 5.53%, 02/15/42 144A †	132,000	130,467
OBX Trust, Series 2020-EXP3, Class 2A1B
(Floating, CME Term SOFR 1M + 1.01%), 5.33%, 01/25/60 144A †	257,447	258,062
OBX Trust, Series 2023-NQM5, Class A1A
(Step to 7.55% on 07/25/27), 6.57%, 06/25/63 144A STEP	181,645	183,751
OBX Trust, Series 2023-NQM6, Class A1
(Step to 7.52% on 08/25/27), 6.52%, 07/25/63 144A STEP	474,720	480,195
OBX Trust, Series 2024-NQM12, Class A1
(Step to 6.48% on 09/25/28), 5.48%, 07/25/64 144A STEP	1,084,064	1,087,461
OBX Trust, Series 2024-NQM13, Class A1
5.12%, 06/25/64 144A	898,334	894,131
OBX Trust, Series 2024-NQM14, Class A1
(Step to 5.94% on 10/25/28), 4.94%, 09/25/64 144A STEP	913,431	908,961
OBX Trust, Series 2024-NQM15, Class A1
(Step to 6.32% on 11/25/28), 5.32%, 10/25/64 144A STEP	659,824	660,415
	Par	Value
OBX Trust, Series 2025-NQM3, Class A1
(Step to 6.65% on 03/25/29), 5.65%, 12/01/64 144A STEP	$123,837	$124,333
OBX Trust, Series 2025-NQM4, Class A1
(Step to 6.40% on 03/25/29), 5.40%, 02/25/55 144A STEP	262,618	262,093
ONE Mortgage Trust, Series 2021-PARK, Class A
(Floating, CME Term SOFR 1M + 0.81%, 0.70% Floor), 5.13%, 03/15/36 144A †	1,600,000	1,578,089
One New York Plaza Trust, Series 2020-1NYP, Class A
(Floating, CME Term SOFR 1M + 1.06%, 0.95% Floor), 5.38%, 01/15/36 144A †	240,000	230,206
PRET Trust, Series 2025-RPL2, Class A1
(Step to 4.29% on 04/25/29), 4.00%, 08/25/64 144A STEP	100,000	96,170
PRKCM Trust, Series 2021-AFC2, Class A1
2.07%, 11/25/56 144A	258,772	225,940
PRM5 Trust, Series 2025-PRM5, Class A
4.17%, 02/10/28 144A † γ	270,000	265,346
Progress Trust, Series 2020-1, Class A
(Floating, Australian BBSW 1M + 1.00%), 5.09%, 01/21/51(A) †	584,584	365,891
PRPM LLC, Series 2024-RCF1, Class A1
(Step to 5.00% on 02/25/28), 4.00%, 01/25/54 144A STEP	84,035	82,360
PRPM Trust, Series 2023-NQM2, Class A1
(Step to 6.98% on 10/25/27), 6.25%, 08/25/68 144A STEP	91,658	92,252
PRPM Trust, Series 2024-NQM2, Class A1
(Step to 7.33% on 08/25/28), 6.33%, 06/25/69 144A STEP	87,180	88,837
PRPM Trust, Series 2025-NQM1, Class A1
(Step to 6.80% on 03/25/29), 5.80%, 11/25/69 144A STEP	198,991	199,716
Residential Mortgage Loan Trust, Series 2019-3, Class M1
3.26%, 09/25/59 144A	324,820	319,640
RFMSI Trust, Series 2003-S9, Class A1
6.50%, 03/25/32	2,477	2,482
Sequoia Mortgage Trust, Series 2017-CH1, Class A2
3.50%, 08/25/47 144A	12,221	11,289
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A
4.55%, 11/25/63 144A † γ	1,676,850	1,659,074

	Par	Value
SG Residential Mortgage Trust, Series 2022-2, Class A1
(Step to 5.30% on 05/25/25), 5.35%, 08/25/62 144A STEP	$104,262	$104,036
Starwood Mortgage Residential Trust, Series 2020-3, Class A1
1.49%, 04/25/65 144A	95,616	91,125
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A1
1.03%, 11/25/55 144A	62,224	58,385
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor), 4.73%, 09/25/34†	31,089	28,353
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor, 11.00% Cap), 4.93%, 07/19/35†	17,369	16,564
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A1A
(Floating, CME Term SOFR 1M + 0.67%, 0.56% Floor, 10.50% Cap), 4.99%, 02/25/36†	109,983	91,888
TBW Mortgage-Backed Trust, Series 2007-2, Class A6A
(Step to 4.23% on 05/25/25), 6.51%, 07/25/37 STEP	151,949	56,459
TCO Commercial Mortgage Trust, Series 2024-DPM, Class A
(Floating, CME Term SOFR 1M + 1.24%, 1.24% Floor), 5.56%, 12/15/39 144A †	315,000	314,639
TEXAS Commercial Mortgage Trust, Series 2025-TWR, Class A
(Floating, CME Term SOFR 1M + 1.29%, 1.29% Floor), 5.60%, 04/15/42 144A †	234,000	233,895
Towd Point Mortgage Trust, Series 2015-1, Class A5
4.74%, 10/25/53 144A † γ	367,518	365,314
Towd Point Mortgage Trust, Series 2016-2, Class M1
3.00%, 08/25/55 144A	169,044	165,842
Towd Point Mortgage Trust, Series 2017-4, Class A1
2.75%, 06/25/57 144A	97,074	94,444
Towd Point Mortgage Trust, Series 2018-1, Class A1
3.00%, 01/25/58 144A	258,029	254,182
Towd Point Mortgage Trust, Series 2018-2, Class A1
3.25%, 03/25/58 144A	284,533	280,183
Towd Point Mortgage Trust, Series 2018-6, Class A1A
3.75%, 03/25/58 144A	418,504	413,787
	Par	Value
Towd Point Mortgage Trust, Series 2020-1, Class A1
2.71%, 01/25/60 144A † γ	$341,549	$326,385
Towd Point Mortgage Trust, Series 2020-2, Class A1A
1.64%, 04/25/60 144A	1,234,942	1,117,161
Towd Point Mortgage Trust, Series 2021-SJ2, Class A1A
2.25%, 12/25/61 144A	406,338	392,424
Triton Bond Trust, Series 2021-2, Class A1AU
(Floating, Australian BBSW 1M + 0.70%), 4.79%, 02/09/53(A) †	311,145	194,157
UBS Commercial Mortgage Trust, Series 2019-C16, Class ASB
3.46%, 04/15/52	435,808	425,717
Uniform Mortgage Backed Securities
4.00%, 04/01/53 TBA	3,000,000	2,795,606
5.00%, 04/01/53 TBA	6,800,000	6,665,406
4.00%, 05/01/53 TBA	2,000,000	1,860,846
4.00%, 06/01/53 TBA	100,000	92,964
6.00%, 06/01/53 TBA	13,300,000	13,483,101
5.50%, 04/01/54 TBA	2,420,000	2,417,161
Verus Securitization Trust, Series 2021-6, Class A1
1.63%, 10/25/66 144A	738,760	632,847
Verus Securitization Trust, Series 2022-1, Class A1
(Step to 3.72% on 02/25/26), 2.72%, 01/25/67 144A STEP	130,049	120,133
Verus Securitization Trust, Series 2022-INV2, Class A1
(Step to 6.77% on 05/25/25), 6.79%, 10/25/67 144A STEP	153,957	154,589
Verus Securitization Trust, Series 2023-2, Class A1
(Step to 7.19% on 04/25/27), 6.19%, 03/25/68 144A STEP	83,319	83,616
Verus Securitization Trust, Series 2024-1, Class A1
(Step to 6.71% on 02/25/28), 5.71%, 01/25/69 144A STEP	293,204	293,746
Verus Securitization Trust, Series 2024-R1, Class A1
5.22%, 04/25/65 144A † γ	469,826	469,292
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 6.04%, 06/25/42†	1,780	1,657
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A
6.23%, 08/25/33† γ	47,357	46,337

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR2, Class 2A1A
(Floating, CME Term SOFR 1M + 0.73%, 0.62% Floor, 10.50% Cap), 5.05%, 01/25/45†	$69,157	$68,762
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.74%, 0.74% Floor), 5.38%, 01/25/47†	121,948	110,961
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR5, Class A12A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.98%, 0.98% Floor), 5.62%, 06/25/46†	246,609	229,460
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
4.54%, 02/25/37† γ	90,100	80,224
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 2A1
3.42%, 05/25/37† γ	116,851	94,148
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA5, Class A1B
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.84%, 0.84% Floor), 5.48%, 05/25/47†	13,186	16,880
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL
(Floating, CME Term SOFR 1M + 1.66%, 1.55% Floor), 5.98%, 01/15/59 144A †	2,000,000	1,992,516
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3
5.92%, 11/15/57	60,000	62,538
Wells Fargo Commercial Mortgage Trust, Series 2025-C64, Class A5
5.65%, 02/15/58	350,000	364,047
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1
3.00%, 05/25/50 144A † γ	57,750	49,322
WEST Trust, Series 2025-ROSE, Class A
5.45%, 04/10/30 144A † γ	217,000	218,353
Total Mortgage-Backed Securities (Cost $180,245,676)		178,439,610
MUNICIPAL BONDS — 0.4%
Maricopa County Industrial Development Authority, Grand Canyon University Project, Revenue Bond
7.38%, 10/01/29 144A	180,000	185,845
Massachusetts State Educational Financing Authority, Revenue Bond, Senior Series A
6.35%, 07/01/49	145,000	150,247
	Par	Value
Texas Natural Gas Securitization Finance Corporation, Revenue Bond
5.10%, 04/01/35	$2,975,367	$3,016,990
Total Municipal Bonds (Cost $3,300,367)		3,353,082

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.0%
Call Swaption — 0.0%
Pay 1-Day SOFR (Annually); Receive 3.6% (Annually); Interest Rate Swap Maturing 08/14/2026 USD, Strike Price $3.60, Expires 08/12/25 (MSCS)	1	$76,800,000	148,646
Put Swaptions — 0.0%
Pay 4.6% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 08/14/2026 USD, Strike Price $4.60, Expires 08/12/25 (MSCS)	1	76,800,000	6,129
Pay 5.4% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/30/2026 USD, Strike Price $5.40, Expires 09/26/25 (BAR)	1	9,200,000	151
			6,280
Total Purchased Options (Premiums paid $124,658)			154,926

	Par
U.S. TREASURY OBLIGATIONS — 29.7%
U.S. Treasury Bills
4.19%, 05/29/25Ω ‡‡	$490,000	486,659
4.19%, 06/05/25Ω ‡‡	133,000	131,994
3.92%, 02/19/26Ω	14,525,000	14,016,000
		14,634,653
U.S. Treasury Inflationary Indexed Note
2.13%, 04/15/29	1,078,392	1,110,610
U.S. Treasury Notes
3.00%, 07/15/25Δ	12,575,000	12,528,419
4.50%, 03/31/26	5,940,000	5,964,986
3.75%, 04/15/26Δ	9,484,000	9,455,316
0.75%, 04/30/26	5,400,000	5,213,787

	Par	Value
4.88%, 04/30/26	$27,795,000	$28,035,707
3.63%, 05/15/26Δ	10,335,000	10,290,592
4.88%, 05/31/26	5,600,000	5,653,594
1.88%, 06/30/26	5,000,000	4,872,363
4.38%, 07/31/26	260,000	261,336
4.38%, 08/15/26	26,528,000	26,668,412
3.50%, 09/30/26	5,635,000	5,598,351
4.25%, 12/31/26	6,530,000	6,564,308
4.13%, 02/28/27	47,650,000	47,834,271
4.50%, 05/15/27Δ	4,520,000	4,574,381
4.63%, 06/15/27	500,000	507,754
3.75%, 08/15/27	10,390,000	10,356,923
3.38%, 09/15/27	11,760,000	11,621,728
3.88%, 10/15/27	2,550,000	2,549,054
4.13%, 11/15/27	275,000	276,611
4.25%, 01/15/28	1,300,000	1,312,340
4.25%, 02/15/28	5,190,000	5,241,697
3.88%, 03/15/28	2,270,000	2,269,734
3.50%, 04/30/28	40,250,000	39,790,898
2.88%, 05/15/28	700,000	679,123
		248,121,685
Total U.S. Treasury Obligations (Cost $263,554,822)		263,866,948

	Shares
MONEY MARKET FUNDS — 6.9%
Northern Institutional Liquid Assets Portfolio (Shares), 4.38%Ø §	11,632,140	11,632,140
GuideStone Money Market Fund, 4.26% (Institutional Class)Ø ∞	49,931,045	49,931,045
Total Money Market Funds (Cost $61,563,185)		61,563,185

	Par
REPURCHASE AGREEMENT — 1.0%
Citigroup Global Markets, Inc. 4.38% (dated 03/31/25, due 04/01/25, repurchase price $9,001,095, collateralized by U.S. Treasury Notes, 4.25%, due 01/31/27, total market value $9,121,895) (Cost $9,000,000)	$9,000,000	9,000,000
TOTAL INVESTMENTS — 104.2% (Cost $925,895,109)		925,571,804

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.0)%
Call Swaptions — (0.0)%
CDX CDX.NA.IG.43 (Pay Quarterly); Credit Default Swap Maturing 05/21/2025 USD, Strike Price $70.00, Expires 05/21/25 (GSC)	(1)	$(9,400,000)	(7,648)
	Number of Contracts	Notional Amount	Value
CDX CDX.NA.IG.43 (Pay Quarterly); Credit Default Swap Maturing 06/18/2025 USD, Strike Price $70.00, Expires 06/18/25 (GSC)	(1)	$(9,500,000)	$(12,051)
CDX CDX.NA.IG.43 (Pay Quarterly); Credit Default Swap Maturing 06/18/2025 USD, Strike Price $75.00, Expires 06/18/25 (GSC)	(1)	(23,900,000)	(24,538)
CDX CDX.NA.IG.43 (Pay Quarterly); Credit Default Swap Maturing 06/18/2025 USD, Strike Price $85.00, Expires 06/18/25 (GSC)	(1)	(18,000,000)	(17,145)
CDX CDX.NA.IG.43 (Pay Quarterly); Credit Default Swap Maturing 07/16/2025 USD, Strike Price $90.00, Expires 07/16/25 (GSC)	(1)	(18,000,000)	(20,552)
CDX CDX.NA.IG.43 (Pay Quarterly); Credit Default Swap Maturing 07/16/2025 USD, Strike Price $100.00, Expires 07/16/25 (JPM)	(1)	(1,800,000)	(1,845)
Total Written Options (Premiums received $ (100,219))			(83,779)
Liabilities in Excess of Other Assets — (4.2)%			(37,138,906)
NET ASSETS — 100.0%			$888,349,119

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at March 31, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-Bobl	06/2025	8	$1,018,931	$9,153
Euro-Bund	06/2025	(5)	(696,519)	(2,187)
Euro-Schatz	06/2025	(4)	(462,602)	(1,310)
3-Month CME SOFR	06/2025	243	58,130,156	(13,466)
10-Year U.S. Treasury Note	06/2025	(96)	(10,677,000)	(63,786)
U.S. Treasury Long Bond	06/2025	(14)	(1,641,938)	(19,250)
Ultra 10-Year U.S. Treasury Note	06/2025	(122)	(13,923,250)	(141,029)
Ultra Long U.S. Treasury Bond	06/2025	(44)	(5,379,000)	(33,697)
10-Year Bond	06/2025	(37)	(3,192,071)	(25,869)
Long GILT	06/2025	5	592,203	6,237
2-Year U.S. Treasury Note	06/2025	803	166,359,016	728,289
5-Year U.S. Treasury Note	06/2025	545	58,945,156	357,607
3-Month CME SOFR	03/2026	732	176,366,250	218,132
Total Futures Contracts outstanding at March 31, 2025			$425,439,332	$1,018,824
Forward Foreign Currency Contracts outstanding at March 31, 2025:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
05/02/25	U.S. Dollars	6,798,154	Australian Dollars	10,779,692	DEUT	$60,715
04/02/25	U.S. Dollars	2,233,583	Canadian Dollars	3,179,468	MSCS	24,162
06/03/25	Brazilian Reals	3,732,821	U.S. Dollars	630,640	SC	14,753
06/18/25	U.S. Dollars	789,972	South Korean Won	1,138,649,841	HSBC	14,252
05/02/25	U.S. Dollars	2,490,880	Canadian Dollars	3,558,777	HSBC	13,991
04/02/25	Brazilian Reals	5,154,421	U.S. Dollars	890,035	GSC	13,227
08/20/25	U.S. Dollars	792,633	Taiwan Dollars	25,949,291	BNP	4,160
04/16/25	U.S. Dollars	142,023	Israeli Shekels	516,502	DEUT	3,065
04/16/25	U.S. Dollars	111,160	Israeli Shekels	403,983	JPM	2,474
06/18/25	U.S. Dollars	805,054	Chinese Offshore Yuan	5,802,000	BAR	2,152
06/18/25	U.S. Dollars	183,228	Euro	167,125	HSBC	1,703
04/23/25	U.S. Dollars	172,000	Indonesian Rupiahs	2,836,452,000	MLIB	1,685
04/02/25	U.S. Dollars	116,994	Japanese Yen	17,300,000	BAR	1,653
06/18/25	U.S. Dollars	117,302	Euro	106,875	TD	1,219
05/02/25	Japanese Yen	21,442,346	U.S. Dollars	142,565	JPM	909
06/06/25	U.S. Dollars	176,075	Polish Zloty	681,000	UBS	690
05/02/25	U.S. Dollars	220,270	British Pounds	170,000	BAR	687
04/02/25	U.S. Dollars	94,996	Australian Dollars	151,000	MLIB	643
05/02/25	U.S. Dollars	108,308	Japanese Yen	16,100,000	RBS	581
04/02/25	Japanese Yen	59,546,982	U.S. Dollars	396,461	SC	545
05/02/25	U.S. Dollars	425,862	Swiss Francs	374,854	HSBC	528
04/16/25	U.S. Dollars	26,742	Israeli Shekels	97,473	BAR	518
04/02/25	U.S. Dollars	73,949	Euro	68,000	HSBC	420
05/02/25	Japanese Yen	11,094,735	U.S. Dollars	73,856	SC	380
04/02/25	Canadian Dollars	371,000	U.S. Dollars	257,513	JPM	296
04/02/25	U.S. Dollars	520,702	Canadian Dollars	749,007	DEUT	215
05/02/25	Indian Rupees	7,826,372	U.S. Dollars	91,116	BNP	204
05/02/25	U.S. Dollars	95,718	British Pounds	74,000	SC	135
05/02/25	Japanese Yen	7,187,729	U.S. Dollars	47,979	BNP	115
04/28/25	Indian Rupees	3,436,584	U.S. Dollars	40,000	BNP	112
06/18/25	U.S. Dollars	27,300	Canadian Dollars	39,000	BAR	91

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/30/25	U.S. Dollars	20,617	Indonesian Rupiahs	342,633,923	GSC	$79
04/30/25	U.S. Dollars	19,382	Indonesian Rupiahs	322,103,175	BNP	75
05/05/25	Indian Rupees	9,335,039	U.S. Dollars	108,884	HSBC	17
05/02/25	U.S. Dollars	3,383	Danish Kroner	23,247	HSBC	6
Subtotal Appreciation						$166,457
06/06/25	Polish Zloty	103,020	U.S. Dollars	26,589	BAR	$(58)
04/02/25	U.S. Dollars	46,435	Euro	43,000	MSCS	(61)
05/02/25	U.S. Dollars	63,094	Danish Kroner	436,355	DEUT	(274)
06/13/25	Polish Zloty	525,446	U.S. Dollars	135,573	JPM	(288)
04/16/25	U.S. Dollars	115,466	South African Rand	2,127,000	HSBC	(395)
04/02/25	Euro	116,000	U.S. Dollars	126,076	JPM	(645)
04/02/25	Swiss Francs	156,000	U.S. Dollars	177,055	BAR	(724)
06/06/25	Polish Zloty	841,777	U.S. Dollars	217,581	BNP	(790)
08/20/25	Chinese Offshore Yuan	1,673,000	U.S. Dollars	233,516	BAR	(986)
04/02/25	British Pounds	235,000	U.S. Dollars	304,832	HSBC	(1,270)
06/13/25	Polish Zloty	903,847	U.S. Dollars	234,065	GSC	(1,353)
04/16/25	South African Rand	7,370,323	U.S. Dollars	403,168	MSCS	(1,694)
04/23/25	Indonesian Rupiahs	2,324,784,113	U.S. Dollars	141,419	UBS	(1,827)
04/02/25	U.S. Dollars	64,295	Danish Kroner	460,489	MSCS	(2,446)
08/20/25	Taiwan Dollars	7,484,430	U.S. Dollars	230,000	BNP	(2,585)
06/18/25	South Korean Won	330,816,688	U.S. Dollars	229,000	BNP	(3,627)
05/02/25	U.S. Dollars	1,657,263	Euro	1,534,000	JPM	(4,331)
04/02/25	U.S. Dollars	254,000	Brazilian Reals	1,484,537	UBS	(6,151)
04/02/25	Australian Dollars	783,000	U.S. Dollars	495,609	BAR	(6,352)
04/23/25	Indonesian Rupiahs	7,512,255,408	U.S. Dollars	458,232	GSC	(7,159)
04/02/25	U.S. Dollars	594,137	Swiss Francs	532,505	DEUT	(7,768)
04/02/25	U.S. Dollars	511,965	British Pounds	405,000	BNP	(11,193)
04/02/25	U.S. Dollars	630,640	Brazilian Reals	3,686,091	SC	(15,312)
04/02/25	U.S. Dollars	1,613,761	Euro	1,539,000	BNP	(50,359)
04/02/25	Australian Dollars	24,692,000	U.S. Dollars	15,528,332	BNP	(99,535)
04/02/25	U.S. Dollars	22,455,034	Australian Dollars	36,103,692	BAR	(104,359)
Subtotal Depreciation						$(331,542)
Total Forward Foreign Currency Contracts outstanding at March 31, 2025						$(165,085)
Swap Agreements outstanding at March 31, 2025:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
Markit CDX.NA.IG.44 Index (Pay Quarterly)	(1.00)%	6/20/2030	USD	2,750,000	$(50,361)	$(53,919)	$3,558
					$(50,361)	$(53,919)	$3,558

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
6-Month ASX BBSW (Semiannually)	4.50% (Semiannually)	9/20/2033	AUD	2,000,000	$24,744	$—	$24,744
Subtotal Appreciation					$24,744	$ —	$24,744

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
4.10% (Annually)	1-Day SOFR (Annually)	2/11/2026	USD	24,600,000	$(1,208)	$—	$(1,208)
3.86% (Annually)	1-Day SOFR (Annually)	2/28/2029	USD	8,400,000	(55,693)	—	(55,693)
3.74% (Annually)	1-Day SOFR (Annually)	8/31/2029	USD	25,500,000	(107,306)	—	(107,306)
3.75% (Annually)	1-Day SOFR (Annually)	8/31/2029	USD	11,800,000	(52,618)	—	(52,618)
3.76% (Annually)	1-Day SOFR (Annually)	8/31/2029	USD	4,500,000	(21,468)	—	(21,468)
4.10% (Annually)	1-Day SOFR (Annually)	8/31/2029	USD	50,550,000	(917,421)	(760,091)	(157,330)
3.75% (Annually)	1-Day SOFR (Annually)	12/18/2029	USD	2,200,000	(3,194)	9,437	(12,631)
1-Day SONIA (Annually)	3.50% (Annually)	3/19/2030	GBP	7,500,000	(216,684)	(204,897)	(11,787)
Subtotal Depreciation					$(1,375,592)	$(955,551)	$(420,041)
Net Centrally Cleared Interest Rate Swaps outstanding at March 31, 2025					$(1,350,848)	$(955,551)	$(395,297)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2024, see Schedule of Investments in the Fund’s Annual Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 1.2%
Federal Farm Credit Banks Funding Corporation
2.90%, 04/12/32	$2,640,000	$2,429,885
3.30%, 05/19/32	1,310,000	1,234,927
2.85%, 03/28/34	2,880,000	2,553,578
1.70%, 04/23/35	3,800,000	2,957,768
3.08%, 03/30/37	1,770,000	1,533,520
Federal Home Loan Mortgage Corporation
0.65%, 10/22/25	7,100,000	6,953,791
0.65%, 10/27/25	7,200,000	7,049,253
0.80%, 10/28/26‡‡	7,200,000	6,848,499
Tennessee Valley Authority
3.50%, 12/15/42	500,000	415,361
4.25%, 09/15/65	5,400,000	4,431,497
Tennessee Valley Authority Principal Strip
3.50%, 09/15/39Ω	400,000	197,270
2.25%, 04/01/56Ω	1,000,000	185,834
Total Agency Obligations (Cost $39,213,485)		36,791,183
ASSET-BACKED SECURITIES — 11.4%
1988 CLO 4, Ltd., Series 2024-4A, Class D
(Floating, CME Term SOFR 3M + 4.25%, 4.25% Floor), 8.55%, 04/15/37 144A †	1,750,000	1,768,910
Aaset Trust, Series 2021-1A, Class A
2.95%, 11/16/41 144A	489,065	462,366
Aaset Trust, Series 2021-2A, Class A
2.80%, 01/15/47 144A	690,092	635,507
AASET, Ltd., Series 2024-2A, Class A
5.93%, 09/16/49 144A	1,013,753	1,025,248
AASET, Series 2024-1A, Class A1
6.26%, 05/16/49 144A	956,047	979,245
AASET, Series 2024-1A, Class A2
6.26%, 05/16/49 144A	764,838	780,792
AASET, Series 2025-1A, Class A
5.94%, 02/16/50 144A	1,525,482	1,541,935
ACE Securities Corporation Home Equity Loan Trust, Series 2007-ASP1, Class A2B
(Floating, CME Term SOFR 1M + 0.51%, 0.40% Floor), 4.83%, 03/25/37†	2,176,722	877,029
Acrec LLC, Series 2025-FL3, Class B
(Floating, CME Term SOFR 1M + 1.94%), 6.25%, 08/18/42 144A †	1,250,000	1,243,972
Affirm Asset Securitization Trust, Series 2024-X2, Class A
5.22%, 12/17/29 144A	798,384	798,166
Affirm Master Trust, Series 2025-1A, Class A
4.99%, 02/15/33 144A	845,000	848,485
	Par	Value
AGL CLO 39, Ltd., Series 2025-39A, Class B
(Floating, 1.50% - CME Term SOFR 3M), 0.00%, 04/20/38 144A †	$900,000	$894,368
AIMCO CLO 21, Ltd., Series 2024-21A, Class B
(Floating, CME Term SOFR 3M + 1.92%, 1.92% Floor), 6.21%, 04/18/37 144A †	385,000	385,660
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A
4.80%, 08/15/27 144A	1,100,330	1,097,653
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2
1.94%, 08/15/46 144A	3,400,000	3,258,645
Allegro CLO VII, Ltd., Series 2018-1A, Class CR
(Floating, CME Term SOFR 3M + 2.00%, 2.00% Floor), 6.30%, 06/13/31 144A †	1,950,000	1,947,075
ALLO Issuer LLC, Series 2024-1A, Class A2
5.94%, 07/20/54 144A	1,000,000	1,011,153
ALLO Issuer LLC, Series 2025-1A, Class A2
5.53%, 04/20/55 144A	500,000	499,981
ALTDE Trust, Series 2025-1A, Class A
5.90%, 08/15/50 144A	1,442,552	1,459,273
American Airlines Pass-Through Trust, Series 2013-1, Class A
4.00%, 07/15/25	489,114	485,996
American Airlines Pass-Through Trust, Series 2017-2, Class AA
3.35%, 10/15/29	1,361,231	1,293,258
American Airlines Pass-Through Trust, Series 2021-1, Class A
2.88%, 07/11/34	1,991,667	1,752,513
American Credit Acceptance Receivables Trust, Series 2022-4, Class D
8.00%, 02/15/29 144A	1,325,000	1,346,736
American Credit Acceptance Receivables Trust, Series 2025-1, Class D
5.54%, 08/12/31 144A	1,390,000	1,399,039
American Express Credit Account Master Trust, Series 2022-2, Class A
3.39%, 05/15/27	1,975,000	1,971,974
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R10, Class M3
(Floating, CME Term SOFR 1M + 0.79%, 0.68% Floor), 5.11%, 01/25/36†	708,003	703,998
AMMC CLO 30, Ltd., Series 2024-30A, Class E
(Floating, CME Term SOFR 3M + 7.73%, 7.73% Floor), 12.03%, 01/25/36 144A †	1,000,000	1,011,141

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Anchorage Credit Funding 13, Ltd., Series 2021-13A, Class A2
2.80%, 07/27/39 144A	$1,000,000	$924,467
Applebee's Funding LLC, Series 2019-1A, Class A2II
4.72%, 06/05/49 144A	2,658,150	2,609,942
Aqua Finance Trust, Series 2024-A, Class B
5.06%, 04/18/50 144A	1,515,000	1,486,600
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class A
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor), 5.80%, 01/15/37 144A †	966,487	966,553
Arbys Funding LLC, Series 2020-1A, Class A2
3.24%, 07/30/50 144A	2,101,000	2,002,678
AREIT Trust, Series 2021-CRE5, Class A
(Floating, CME Term SOFR 1M + 1.19%, 1.08% Floor), 5.51%, 11/17/38 144A †	208,343	209,067
AREIT, Ltd., Series 2025-CRE10, Class A
(Floating, CME Term SOFR 1M + 1.39%), 5.71%, 12/17/29 144A †	1,300,000	1,301,895
Ares Direct Lending CLO 2 LLC, Series 2024-2A, Class C
(Floating, CME Term SOFR 3M + 2.35%, 2.35% Floor), 6.64%, 10/20/36 144A †	1,500,000	1,503,309
Ares European CLO XXI DAC, Series 21A, Class B
(Floating, 1.70% - Euribor 3M), 0.00%, 04/15/38 144A †	610,000	659,593
Ares LVI CLO, Ltd., Series 2020-56A, Class CR2
(Floating, CME Term SOFR 3M + 1.90%), 6.20%, 01/25/38 144A †	1,000,000	1,004,728
Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A, Class A
5.25%, 04/20/29 144A	1,075,000	1,093,907
Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class D
7.35%, 04/20/28 144A	250,000	249,672
Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C
7.34%, 02/20/30 144A	1,305,000	1,367,831
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A
5.36%, 06/20/30 144A	1,880,000	1,922,561
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class B
5.85%, 06/20/30 144A	1,000,000	1,021,295
	Par	Value
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C
6.48%, 06/20/30 144A	$250,000	$254,801
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A
5.23%, 12/20/30 144A	1,345,000	1,369,107
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C
6.11%, 12/20/30 144A	250,000	251,022
Bain Capital Credit CLO, Ltd., Series 2017-2A, Class BR3
(Floating, CME Term SOFR 3M + 1.75%, 1.75% Floor), 6.05%, 07/25/37 144A †	1,925,000	1,917,241
Bain Capital Credit CLO, Ltd., Series 2023-3A, Class A
(Floating, CME Term SOFR 3M + 1.80%, 1.80% Floor), 6.10%, 07/24/36 144A †	1,750,000	1,747,383
Bain Capital Credit CLO, Ltd., Series 2024-6A, Class B
(Floating, CME Term SOFR 3M + 1.70%, 1.70% Floor), 6.02%, 01/21/38 144A †	1,715,000	1,709,275
Bank of America Auto Trust, Series 2023-2A, Class A2
5.85%, 08/17/26 144A	247,070	247,464
Barclays Dryrock Issuance Trust, Series 2023-1, Class A
4.72%, 02/15/29	2,400,000	2,406,599
Barclays Dryrock Issuance Trust, Series 2023-2, Class A
(Floating, U.S. 30-Day Average SOFR + 0.90%), 5.25%, 08/15/28†	1,600,000	1,604,692
Barings CLO, Ltd., Series 2024-1A, Class D
(Floating, CME Term SOFR 3M + 4.00%, 4.00% Floor), 8.29%, 01/20/37 144A †	1,325,000	1,335,999
BCRED CLO LLC, Series 2025-1A, Class C
(Floating, CME Term SOFR 3M + 2.00%), 6.28%, 04/20/37 144A †	900,000	902,447
BDS LLC, Series 2024-FL13, Class AS
(Floating, CME Term SOFR 1M + 1.99%, 1.99% Floor), 6.30%, 09/19/39 144A †	1,000,000	1,006,087
BDS LLC, Series 2025-FL14, Class B
(Floating, CME Term SOFR 1M + 1.69%), 5.99%, 10/21/42 144A †	1,350,000	1,352,529
BHG Securitization Trust, Series 2025-1CON, Class A
4.82%, 04/17/36 144A	565,000	567,577

	Par	Value
BHG Securitization Trust, Series 2025-1CON, Class B
5.26%, 04/17/36 144A	$100,000	$100,349
Blue Stream Issuer LLC, Series 2023-1A, Class A2
5.40%, 05/20/53 144A	1,000,000	1,006,355
BRSP, Ltd., Series 2024-FL2, Class A
(Floating, CME Term SOFR 1M + 1.95%, 1.95% Floor), 6.26%, 08/19/37 144A †	750,000	748,382
BSPRT Issuer LLC, Series 2024-FL11, Class B
(Floating, CME Term SOFR 1M + 2.29%, 2.29% Floor), 6.61%, 07/15/39 144A †	250,000	250,911
BSPRT Issuer, Ltd., Series 2022-FL9, Class B
(Floating, CME Term SOFR 1M + 3.37%, 3.37% Floor), 7.69%, 07/15/39 144A †	2,000,000	2,011,328
CAL Funding IV, Ltd., Series 2020-1A, Class A
2.22%, 09/25/45 144A	129,413	121,657
Capital Automotive REIT, Series 2024-3A, Class A2
4.55%, 10/15/54 144A	1,192,500	1,125,184
Capital One Multi-Asset Execution Trust, Series 2022-A2, Class A
3.49%, 05/15/27	1,025,000	1,023,678
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A
4.95%, 10/15/27	1,200,000	1,202,602
CarMax Select Receivables Trust, Series 2025-A, Class C
5.46%, 07/15/31	485,000	488,007
CarMax Select Receivables Trust, Series 2025-A, Class D
5.86%, 07/15/31	840,000	845,358
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A3
(Floating, CME Term SOFR 1M + 0.26%, 0.15% Floor, 14.50% Cap), 4.58%, 01/25/37†	959,698	851,923
CARS-DB7 LP, Series 2023-1A, Class A1
5.75%, 09/15/53 144A	517,000	520,893
Carvana Auto Receivables Trust, Series 2024-P4, Class C
5.10%, 05/12/31	840,000	836,073
Carvana Auto Receivables Trust, Series 2024-P4, Class D
5.60%, 12/10/32	1,250,000	1,246,647
Carvana Auto Receivables Trust, Series 2025-P1, Class C
5.34%, 08/11/31	1,495,000	1,496,065
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A
3.97%, 04/15/39 144A	245,017	230,511
Castlelake Aircraft Structured Trust, Series 2025-1A, Class A
5.78%, 02/15/50 144A	993,452	1,000,703
	Par	Value
Ceamer Finance III LLC
6.79%, 11/15/39	$600,000	$600,000
Cedar Funding IX CLO, Ltd., Series 2018-9A, Class AR
(Floating, CME Term SOFR 3M + 1.42%, 1.42% Floor), 5.71%, 07/20/37 144A †	1,085,000	1,087,013
Cerberus Loan Funding XL LLC, Series 2023-1A, Class A
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 6.70%, 03/22/35 144A †	1,250,000	1,252,750
Cerberus Loan Funding XLII LLC, Series 2023-3A, Class B
(Floating, CME Term SOFR 3M + 3.35%, 3.35% Floor), 7.66%, 09/13/35 144A †	750,000	750,489
Cerberus Loan Funding XLIV LLC, Series 2023-5A, Class A
(Floating, CME Term SOFR 3M + 2.35%, 2.35% Floor), 6.65%, 01/15/36 144A †	1,750,000	1,744,819
Cerberus Loan Funding XLIV LLC, Series 2023-5A, Class B
(Floating, CME Term SOFR 3M + 3.20%, 3.20% Floor), 7.50%, 01/15/36 144A †	1,000,000	989,345
Cerberus Loan Funding XLV LLC, Series 2024-1A, Class B
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 6.70%, 04/15/36 144A †	1,500,000	1,490,032
Cerberus Loan Funding XLVII LLC, Series 2024-3A, Class C
(Floating, CME Term SOFR 3M + 2.55%, 2.55% Floor), 6.85%, 07/15/36 144A †	1,000,000	1,008,032
Cerberus Loan Funding XLVIII LLC, Series 2024-4A, Class B
(Floating, CME Term SOFR 3M + 1.85%, 1.85% Floor), 6.30%, 10/15/36 144A †	950,000	947,895
Cerberus Loan Funding XXXII LP, Series 2021-2A, Class A
(Floating, CME Term SOFR 3M + 1.88%, 1.88% Floor), 6.18%, 04/22/33 144A †	1,000,000	1,001,867
Cerberus Loan Funding XXXIII LP, Series 2021-3A, Class A
(Floating, CME Term SOFR 3M + 1.82%, 1.56% Floor), 6.12%, 07/23/33 144A †	1,250,000	1,252,600
Cerberus Loan Funding XXXV LP, Series 2021-5A, Class A
(Floating, CME Term SOFR 3M + 1.76%, 1.50% Floor), 6.06%, 09/22/33 144A †	1,250,000	1,252,042
Cerberus Loan Funding XXXVIII LP, Series 2022-2A, Class A1
(Floating, CME Term SOFR 3M + 2.75%, 2.75% Floor), 7.05%, 10/15/34 144A †	1,250,000	1,251,049

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
CF Hippolyta Issuer LLC, Series 2022-1A, Class A2
6.11%, 08/15/62 144A	$1,709,978	$1,720,969
CFMT LLC Series 2022-HB9, Class A
3.25%, 09/25/37 144A	752,269	737,801
Chase Auto Owner Trust, Series 2024-1A, Class A2
5.48%, 04/26/27 144A	693,018	694,779
Chase Auto Owner Trust, Series 2024-2A, Class A2
5.66%, 05/26/27 144A	588,331	590,230
CIFC Funding, Ltd., Series 2017-2A, Class CR
(Floating, CME Term SOFR 3M + 2.11%, 1.85% Floor), 6.40%, 04/20/30 144A †	1,000,000	1,000,848
CIFC Funding, Ltd., Series 2018-1A, Class A1R
(Floating, CME Term SOFR 3M + 1.32%, 1.32% Floor), 5.67%, 01/18/38 144A †	2,720,000	2,720,619
Cifc Funding, Ltd., Series 2023-3A, Class B
(Floating, CME Term SOFR 3M + 2.30%, 2.30% Floor), 6.59%, 01/20/37 144A †	1,200,000	1,207,291
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1
5.23%, 12/08/27	1,250,000	1,255,881
Citigroup Mortgage Loan Trust, Series 2006-WF1, Class A1
(Step to 4.91% on 05/25/25), 4.94%, 03/25/36 STEP	1,835,542	893,097
Citizens Auto Receivables Trust, Series 2023-1, Class A3
5.84%, 01/18/28 144A	2,579,989	2,600,679
CLI Funding VI LLC, Series 2020-3A, Class A
2.07%, 10/18/45 144A	51,500	47,898
CLI Funding VIII LLC, Series 2021-1A, Class A
1.64%, 02/18/46 144A	860,989	788,512
CLI Funding VIII LLC, Series 2022-1A, Class A1
2.72%, 01/18/47 144A	184,533	168,116
CMFT Net Lease Master Issuer LLC, Series 2021-1, Class A4
3.04%, 07/20/51 144A	800,000	683,637
Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2
5.66%, 02/25/50 144A	600,000	611,578
Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3
5.85%, 02/25/50 144A	200,000	202,687
Corevest American Finance Trust, Series 2021-1, Class D
3.25%, 04/15/53 144A	240,000	209,436
CoreVest American Finance Trust, Series 2021-3, Class D
3.47%, 10/15/54 144A	100,000	86,669
	Par	Value
Crown City CLO IV, Series 2022-4A, Class C1R
(Floating, CME Term SOFR 3M + 4.50%, 4.50% Floor), 8.79%, 04/20/37 144A †	$1,400,000	$1,415,934
CVC Cordatus Loan Fund III DAC, Series 3A, Class B1R3
(Floating, 1.65% - Euribor 3M), 0.00%, 05/26/38 144A †	1,600,000	1,725,062
CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M1
(Floating, CME Term SOFR 1M + 0.86%, 0.75% Floor), 5.18%, 03/25/34†	58,115	59,344
CWHEQ Revolving Home Equity Loan Trust, Series 2005-F, Class 2A
(Floating, CME Term SOFR 1M + 0.35%, 0.24% Floor, 16.00% Cap), 4.67%, 12/15/35†	10,674	10,281
CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2
4.65%, 05/20/49 144A	450,000	427,402
CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2
5.91%, 02/20/50 144A	100,000	101,631
DB Master Finance LLC, Series 2019-1A, Class A2II
4.02%, 05/20/49 144A	330,750	327,612
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 03/15/28	1,200,000	1,199,478
Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2II
3.15%, 04/25/51 144A	272,300	243,408
Dryden 54 Senior Loan Fund, Series 2017-54A, Class C
(Floating, CME Term SOFR 3M + 2.41%), 6.70%, 10/19/29 144A †	1,000,000	1,000,480
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class CR
(Floating, CME Term SOFR 3M + 2.11%), 6.41%, 04/15/29 144A †	1,500,000	1,501,738
ECMC Group Student Loan Trust, Series 2017-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.31%), 5.65%, 12/27/66 144A †	560,183	565,498
EWC Master Issuer LLC, Series 2022-1A, Class A2
5.50%, 03/15/52 144A	1,385,813	1,362,207
Exeter Automobile Receivables Trust, Series 2024-3A, Class C
5.70%, 07/16/29	100,000	101,347
Exeter Automobile Receivables Trust, Series 2024-4A, Class D
5.81%, 12/16/30	850,000	859,088

	Par	Value
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2
4.70%, 09/15/27	$1,000,000	$1,000,593
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3
4.67%, 08/15/28	475,000	476,102
Exeter Automobile Receivables Trust, Series 2025-1A, Class D
5.49%, 05/15/31	1,365,000	1,376,790
FIGRE Trust, Series 2024-HE1, Class A
6.17%, 03/25/54 144A	237,884	239,759
FIGRE Trust, Series 2024-HE2, Class A
6.38%, 05/25/54 144A	1,525,476	1,549,486
FIGRE Trust, Series 2024-HE3, Class A
5.94%, 07/25/54 144A	857,296	863,192
FIGRE Trust, Series 2024-HE3, Class B
6.13%, 07/25/54 144A	428,648	432,914
FIGRE Trust, Series 2024-HE4, Class A
5.06%, 09/25/54 144A	406,748	404,912
FIGRE Trust, Series 2024-HE5, Class A
5.44%, 10/25/54 144A	1,463,740	1,464,119
FIGRE Trust, Series 2024-HE6, Class A
5.72%, 12/25/54 144A	620,485	621,071
FIGRE Trust, Series 2025-HE1, Class A
5.83%, 01/25/55 144A	579,374	581,822
FirstKey Homes Trust, Series 2020-SFR2, Class F3
3.37%, 10/19/37 144A	150,000	147,512
FirstKey Homes Trust, Series 2020-SFR2, Class G1
4.00%, 10/19/37 144A	250,000	246,408
FirstKey Homes Trust, Series 2020-SFR2, Class G2
4.50%, 10/19/37 144A	250,000	246,945
FirstKey Homes Trust, Series 2022-SFR3, Class B
4.50%, 07/17/26 144A	1,500,000	1,486,261
Five Guys Holdings, Inc., Series 2023-1A, Class A2
7.55%, 01/26/54 144A	997,500	1,036,174
FOCUS Brands Funding, Series 2023-2, Class A2
8.24%, 10/30/53 144A	641,875	684,966
Ford Credit Auto Lease Trust, Series 2024-A, Class A2A
5.24%, 07/15/26	1,120,695	1,121,760
Ford Credit Auto Owner Trust, Series 2022-B, Class A3
3.74%, 09/15/26	265,795	265,385
Ford Credit Auto Owner Trust, Series 2023-C, Class A2A
5.68%, 09/15/26	342,197	342,814
	Par	Value
Ford Credit Auto Owner Trust, Series 2024-1, Class A
4.87%, 08/15/36 144A STEP	$1,700,000	$1,722,802
FORT CRE Issuer LLC, Series 2022-FL3, Class A
(Floating, U.S. 30-Day Average SOFR + 1.85%, 1.85% Floor), 6.19%, 02/23/39 144A †	217,713	215,461
Fortress Credit BSL XV, Ltd., Series 2022-2A, Class BR
(Floating, CME Term SOFR 3M + 2.00%, 2.00% Floor), 6.29%, 10/18/33 144A †	1,250,000	1,249,208
Foundation Finance Trust, Series 2024-1A, Class B
5.95%, 12/15/49 144A	468,689	480,562
Foundation Finance Trust, Series 2025-1A, Class A
4.95%, 04/15/50 144A	200,000	200,729
Frontier Issuer LLC, Series 2023-1, Class A2
6.60%, 08/20/53 144A	1,380,000	1,406,417
FS Rialto Issuer LLC, Series 2024-FL9, Class AS
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 6.41%, 10/19/39 144A †	450,000	450,601
FS Rialto Issuer LLC, Series 2025-FL10, Class AS
(Floating, CME Term SOFR 1M + 1.59%), 5.89%, 08/01/30 144A †	400,000	396,992
FS Rialto Issuer LLC, Series 2025-FL10, Class B
(Floating, CME Term SOFR 1M + 1.85%), 6.15%, 08/01/30 144A †	300,000	297,082
FS Rialto, Series 2021-FL3, Class B
(Floating, CME Term SOFR 1M + 1.91%, 1.91% Floor), 6.23%, 11/16/36 144A †	1,000,000	994,059
Gilead Aviation LLC, Series 2025-1A, Class A
5.79%, 03/15/50 144A	650,000	653,828
GLS Auto Select Receivables Trust, Series 2024-4A, Class D
5.28%, 10/15/31 144A	1,442,000	1,425,602
GLS Auto Select Receivables Trust, Series 2025-1A, Class B
5.04%, 02/15/31 144A	1,090,000	1,098,547
GLS Auto Select Receivables Trust, Series 2025-1A, Class C
5.26%, 03/15/31 144A	825,000	833,065
GLS Auto Select Receivables Trust, Series 2025-1A, Class D
5.74%, 04/15/32 144A	825,000	833,188
GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A2A
5.89%, 11/16/26	341,308	341,948

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
GM Financial Consumer Automobile Receivables Trust, Series 2024-2, Class A2A
5.33%, 03/16/27	$1,178,135	$1,181,059
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1
5.34%, 06/15/28 144A	1,200,000	1,212,518
Goldentree Loan Management U.S. CLO 9, Ltd., Series 2021-9A, Class CR
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 6.69%, 04/20/37 144A †	1,000,000	1,004,126
Golub Capital Partners CLO 16, Ltd., Series 2013-16A, Class A1R2
(Floating, CME Term SOFR 3M + 1.87%, 1.61% Floor), 6.17%, 07/25/33 144A †	2,450,000	2,455,192
Golub Capital Partners CLO 31M, Ltd., Series 2016-31A, Class CRR
(Floating, CME Term SOFR 3M + 2.30%, 2.30% Floor), 6.91%, 11/05/37 144A †	1,000,000	1,002,146
Golub Capital Partners CLO 36M, Ltd., Series 2018-36A, Class A
(Floating, CME Term SOFR 3M + 1.56%), 5.86%, 02/05/31 144A †	220,060	220,115
GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A
5.35%, 10/20/46 144A	1,616,976	1,639,233
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A
2.10%, 05/20/48 144A	1,604,270	1,252,777
GoodLeap Sustainable Home Solutions Trust, Series 2022-2CS, Class A
4.00%, 04/20/49 144A	1,612,958	1,345,903
GPMT, Ltd., Series 2021-FL3, Class A
(Floating, CME Term SOFR 1M + 1.61%, 1.36% Floor), 5.93%, 07/16/35 144A †	754,899	752,280
Halseypoint CLO 7, Ltd., Series 2023-7A, Class A
(Floating, CME Term SOFR 3M + 2.25%, 2.25% Floor), 6.54%, 07/20/36 144A †	1,900,000	1,901,843
Halseypoint CLO II, Ltd., Series 2020-2A, Class BR
(Floating, CME Term SOFR 3M + 1.95%, 1.95% Floor), 6.24%, 07/20/37 144A †	1,100,000	1,098,570
HERA Commercial Mortgage, Ltd., Series 2021-FL1, Class A
(Floating, CME Term SOFR 1M + 1.16%, 1.05% Floor), 5.48%, 02/18/38 144A †	208,780	208,272
Hilton Grand Vacations Trust, Series 2023-1A, Class C
6.94%, 01/25/38 144A	473,424	489,105
	Par	Value
HINNT LLC, Series 2024-A, Class A
5.49%, 03/15/43 144A	$450,073	$458,350
Hlend CLO LLC, Series 2025-3A, Class A
(Floating, CME Term SOFR 3M + 1.40%), 5.67%, 01/20/37 144A †	2,550,000	2,550,456
Honda Auto Receivables Owner Trust, Series 2023-4, Class A3
5.67%, 06/21/28	2,450,000	2,480,404
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class A
4.46%, 12/15/38 144A	113,467	108,800
Hotwire Funding LLC, Series 2021-1, Class A2
2.31%, 11/20/51 144A	1,350,000	1,293,241
Hotwire Funding LLC, Series 2023-1A, Class C
8.84%, 05/20/53 144A	750,000	773,651
Hyundai Auto Receivables Trust, Series 2025-A, Class C
4.76%, 06/15/32	400,000	396,878
ICG U.S. CLO, Ltd., Series 2017-1A, Class ARR
(Floating, CME Term SOFR 3M + 1.43%, 1.17% Floor), 5.73%, 07/28/34 144A †	1,500,000	1,496,025
Invesco CLO, Ltd., Series 2021-2A, Class A
(Floating, CME Term SOFR 3M + 1.38%, 1.12% Floor), 5.68%, 07/15/34 144A †	2,500,000	2,495,373
Invesco U.S. CLO, Ltd., Series 2024-4A, Class A1
(Floating, CME Term SOFR 3M + 1.33%, 1.33% Floor), 5.65%, 01/15/38 144A †	2,720,000	2,722,720
Invitation Homes Trust, Series 2024-SFR1, Class B
4.00%, 09/17/29 144A	650,000	620,305
Island Finance Trust, Series 2025-1A, Class A
6.54%, 03/19/35 144A	100,000	102,051
J.G. Wentworth XXXVIII LLC, Series 2017-1A, Class A
3.99%, 08/16/60 144A	158,174	145,323
Jack in the Box Funding LLC, Series 2019-1A, Class A2II
4.48%, 08/25/49 144A	58,560	57,690
Jamestown CLO XII, Ltd., Series 2019-1A, Class A2BR
(Floating, CME Term SOFR 3M + 1.85%, 1.85% Floor), 6.14%, 04/20/32 144A †	1,400,000	1,399,845
JetBlue Pass-Through Trust, Series 2019-1, Class AA
2.75%, 05/15/32	1,613,505	1,403,017
JG Wentworth XXXV LLC, Series 2015-2A, Class A
3.87%, 03/15/58 144A	54,802	50,400

	Par	Value
JOL Air, Ltd., Series 2019-1, Class A
3.97%, 04/15/44 144A	$142,043	$139,276
JP Morgan Mortgage Trust, Series 2023-HE3, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.60%), 5.94%, 05/20/54 144A †	369,653	371,391
KDAC Aviation Finance, Ltd., Series 2017-1A, Class A
4.21%, 12/15/42 144A	933,892	909,475
Kestrel Aircraft Funding, Ltd., Series 2018-1A, Class A
4.25%, 12/15/38 144A	1,137,372	1,121,330
KKR CLO, Ltd., Series 16, Class A2R2
(Floating, CME Term SOFR 3M + 2.01%, 1.75% Floor), 6.30%, 10/20/34 144A †	2,500,000	2,498,775
KREF, Ltd., Series 2021-FL2, Class AS
(Floating, CME Term SOFR 1M + 1.41%, 1.30% Floor), 5.73%, 02/15/39 144A †	300,000	294,127
Labrador Aviation Finance, Ltd., Series 2016-1A, Class A1
4.30%, 01/15/42 144A	119,086	115,816
LAD Auto Receivables Trust, Series 2024-3A, Class C
4.93%, 03/15/30 144A	825,000	818,665
LAD Auto Receivables Trust, Series 2024-3A, Class D
5.18%, 02/17/32 144A	550,000	545,032
Lendmark Funding Trust, Series 2021-1A, Class A
1.90%, 11/20/31 144A	2,200,000	2,097,507
LoanCore Issuer LLC, Series 2025-CRE8, Class B
(Floating, CME Term SOFR 1M + 1.84%), 6.16%, 08/17/42 144A †	1,000,000	994,724
LoanCore Issuer, Ltd., Series 2021-CRE5, Class AS
(Floating, CME Term SOFR 1M + 1.86%, 1.86% Floor), 6.18%, 07/15/36 144A †	1,100,000	1,099,688
LoanCore Issuer, Ltd., Series 2021-CRE6, Class AS
(Floating, CME Term SOFR 1M + 1.76%, 1.65% Floor), 6.08%, 11/15/38 144A †	940,000	938,351
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A
2.64%, 10/15/46 144A	798,809	738,164
MACH 1 Cayman, Ltd., Series 2019-1, Class A
3.47%, 10/15/39 144A	351,912	338,971
Madison Park Funding LXXI, Ltd., Series 2025-71A, Class B
(Floating, CME Term SOFR 3M + 1.50%), 5.77%, 04/23/38 144A †	650,000	649,975
	Par	Value
Mariner Finance Issuance Trust, Series 2021-AA, Class A
1.86%, 03/20/36 144A	$2,200,000	$2,110,244
Marlette Funding Trust, Series 2024-1A, Class D
6.93%, 07/17/34 144A	1,335,000	1,335,174
MC Ltd., Series 2021-1, Class A
2.63%, 11/05/35 144A	788,532	736,508
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A2
5.92%, 11/16/26	132,680	132,937
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A
(Floating, CME Term SOFR 1M + 0.96%, 0.96% Floor), 5.28%, 07/15/36 144A †	124,645	124,823
MF1, Ltd., Series 2021-FL6, Class A
(Floating, CME Term SOFR 1M + 1.21%, 1.10% Floor), 5.53%, 07/16/36 144A †	257,599	257,106
MF1, Ltd., Series 2022-FL8, Class A
(Floating, CME Term SOFR 1M + 1.35%, 1.35% Floor), 5.67%, 02/19/37 144A †	708,585	706,334
Mission Lane Credit Card Master Trust, Series 2024-B, Class A
5.88%, 01/15/30 144A	1,360,000	1,370,433
Mississippi Higher Education Assistance Corporation, Series 2014-1, Class A1
(Floating, U.S. 30-Day Average SOFR + 0.79%, 0.68% Floor), 5.13%, 10/25/35†	156,736	156,136
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-NC3, Class A2C
(Floating, CME Term SOFR 1M + 0.30%, 0.19% Floor), 4.62%, 05/25/37†	1,218,160	933,783
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A3
(Floating, CME Term SOFR 1M + 0.26%, 0.15% Floor), 4.58%, 11/25/36†	4,625,903	1,486,154
Mosaic Solar Loan Trust, Series 2022-1A, Class A
2.64%, 01/20/53 144A	1,456,962	1,274,654
MVW LLC, Series 2021-1WA, Class C
1.94%, 01/22/41 144A	337,965	319,092
MVW LLC, Series 2021-2A, Class C
2.23%, 05/20/39 144A	139,258	131,558
MVW LLC, Series 2023-1A, Class A
4.93%, 10/20/40 144A	87,552	88,289
Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1
(Floating, CME Term SOFR 1M + 0.29%, 0.18% Floor), 4.61%, 06/25/37†	1,209,103	1,180,297

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Navient Private Education Loan Trust, Series 2015-BA, Class A3
(Floating, CME Term SOFR 1M + 1.56%), 5.88%, 07/16/40 144A †	$800,543	$805,522
Navient Private Education Refinancing Loan Trust, Series 2021-A, Class B
2.24%, 05/15/69 144A	280,000	220,859
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A
2.77%, 11/15/46 144A STEP	1,106,960	1,030,934
Navigator Aviation, Ltd., Series 2024-1, Class A
5.40%, 08/15/49 144A	1,006,250	999,585
Neuberger Berman Loan Advisers CLO 27, Ltd., Series 2018-27A, Class CR
(Floating, CME Term SOFR 3M + 2.10%, 2.10% Floor), 6.40%, 07/15/38 144A †	1,100,000	1,104,608
Nissan Auto Lease Trust, Series 2024-A, Class A2A
5.11%, 10/15/26	2,285,308	2,289,454
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3
5.93%, 03/15/28	425,000	429,821
Obra Capital, Inc.
6.00%, 06/30/39†††	1,400,000	1,459,220
OBX Trust, Series 2025-HE1, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.60%), 5.93%, 02/25/55 144A †	500,000	500,000
OBX Trust, Series 2025-HE1, Class M1
(Floating, U.S. 30-Day Average SOFR + 1.90%), 6.29%, 02/25/55 144A †	1,000,000	1,000,000
OCP CLO, Ltd., Series 2016-11A, Class A1R2
(Floating, CME Term SOFR 3M + 1.42%, 1.42% Floor), 5.72%, 04/26/36 144A †	2,400,000	2,397,643
OCP CLO, Ltd., Series 2024-38A, Class A
(Floating, CME Term SOFR 3M + 1.33%, 1.33% Floor), 5.68%, 01/21/38 144A †	1,265,000	1,265,753
Option One Mortgage Loan Trust, Series 2007-5, Class 2A4
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor), 4.73%, 05/25/37†	1,515,972	809,852
Owl Rock CLO I LLC, Series 2019-1A, Class ANR
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 6.72%, 02/20/36 144A †	1,000,000	1,000,183
Owl Rock CLO III, Ltd., Series 2020-3A, Class BR
(Floating, CME Term SOFR 3M + 2.35%, 2.35% Floor), 6.64%, 04/20/36 144A †	1,000,000	993,611
	Par	Value
Owl Rock CLO VII LLC, Series 2022-7A, Class AR
(Floating, CME Term SOFR 3M + 1.40%), 5.72%, 04/20/38 144A †	$800,000	$797,842
Owl Rock CLO X LLC, Series 2023-10A, Class A
(Floating, CME Term SOFR 3M + 2.45%, 2.45% Floor), 6.74%, 04/20/35 144A †	500,000	500,025
OWL Rock CLO XIX LLC, Series 2024-19A, Class A
(Floating, CME Term SOFR 3M + 1.65%, 1.65% Floor), 6.27%, 10/22/37 144A †	650,000	650,032
Owl Rock CLO XVI LLC, Series 2024-16A, Class A
(Floating, CME Term SOFR 3M + 2.00%, 2.00% Floor), 6.29%, 04/20/36 144A †	1,000,000	1,000,206
Owl Rock CLO XVI LLC, Series 2024-16A, Class B
(Floating, CME Term SOFR 3M + 2.50%, 2.50% Floor), 6.79%, 04/20/36 144A †	1,000,000	992,881
Owl Rock CLO XVII LLC, Series 2024-17A, Class B
(Floating, CME Term SOFR 3M + 1.95%, 1.95% Floor), 6.25%, 07/15/36 144A †	2,200,000	2,184,380
Palmer Square CLO, Ltd., Series 2023-4A, Class CR
(Floating, CME Term SOFR 3M + 1.85%, 1.85% Floor), 6.14%, 10/20/37 144A †	1,000,000	1,001,154
Palmer Square Loan Funding, Ltd., Series 2022-2A, Class A2
(Floating, CME Term SOFR 3M + 1.90%, 1.90% Floor), 6.20%, 10/15/30 144A †	1,000,000	1,001,216
Palmer Square Loan Funding, Ltd., Series 2022-3A, Class A1BR
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 5.70%, 04/15/31 144A †	1,600,000	1,602,325
Palmer Square Loan Funding, Ltd., Series 2023-2A, Class B
(Floating, CME Term SOFR 3M + 2.70%, 2.70% Floor), 7.00%, 01/25/32 144A †	1,000,000	1,000,976
Penta CLO DAC, Series 2021-2A, Class BR
(Floating, 1.65% - Euribor 3M), 0.00%, 04/15/38 144A †	1,350,000	1,459,755
PFP, Ltd., Series 2024-11, Class AS
(Floating, CME Term SOFR 1M + 2.19%, 2.19% Floor), 6.51%, 09/17/39 144A †	94,513	94,451
PHEAA Student Loan Trust, Series 2016-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.26%, 1.15% Floor), 5.60%, 09/25/65 144A †	148,355	149,042

	Par	Value
PHEAA Student Loan Trust, Series 2016-2A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.06%), 5.40%, 11/25/65 144A †	$147,604	$147,426
Polen Capital CLO, Ltd., Series 2025-1A, Class B
(Floating, CME Term SOFR 3M + 1.70%), 5.96%, 04/20/38 144A †	2,150,000	2,146,894
PRET LLC, Series 2024-NPL7, Class A1
(Step to 8.93% on 11/25/27), 5.93%, 10/25/54 144A STEP	1,300,071	1,299,036
Progress Residential Trust, Series 2022-SFR5, Class B
4.90%, 06/17/39 144A	1,385,000	1,379,932
Progress Residential Trust, Series 2022-SFR5, Class C
5.19%, 06/17/39 144A	2,580,000	2,575,866
PRPM LLC, Series 2022-1, Class A1
(Step to 6.72% on 04/25/26), 3.72%, 02/25/27 144A STEP	976,586	977,829
RCKT Mortgage Trust, Series 2024-CES4, Class A1A
(Step to 7.15% on 06/25/28), 6.15%, 06/25/44 144A STEP	483,085	487,762
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A
(Floating, CME Term SOFR 1M + 1.31%, 1.20% Floor), 5.63%, 11/25/36 144A †	868,819	868,264
Regatta XI Funding, Ltd., Series 2018-1A, Class AR
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 5.70%, 07/17/37 144A †	250,000	250,253
Regatta XI Funding, Ltd., Series 2018-1A, Class BR
(Floating, CME Term SOFR 3M + 1.75%, 1.75% Floor), 6.05%, 07/17/37 144A †	1,825,000	1,826,478
Regional Management Issuance Trust, Series 2024-2, Class A
5.11%, 12/15/33 144A	1,370,000	1,376,928
Regional Management Issuance Trust, Series 2024-2, Class C
5.74%, 12/15/33 144A	550,000	550,858
Regional Management Issuance Trust, Series 2025-1, Class B
5.53%, 04/17/34 144A †††	1,000,000	1,002,616
Republic Finance Issuance Trust, Series 2024-B, Class A
5.42%, 11/20/37 144A	1,270,000	1,285,817
RR 29, Ltd., Series 2024-29RA, Class A1R
(Floating, CME Term SOFR 3M + 1.39%, 1.39% Floor), 5.69%, 07/15/39 144A †	1,600,000	1,602,626
Sabey Data Center Issuer LLC, Series 2021-1, Class A2
1.88%, 06/20/46 144A	815,000	783,153
	Par	Value
Saluda Grade Alternative Mortgage Trust, Series 2023-FIG4, Class A
6.72%, 11/25/53 144A	$273,278	$281,932
Santander Drive Auto Receivables Trust, Series 2023-6, Class A2
6.08%, 05/17/27	179,734	179,938
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2
5.71%, 02/16/27	154,866	154,931
Santander Drive Auto Receivables Trust, Series 2024-2, Class D
6.28%, 08/15/31	2,000,000	2,070,706
Santander Drive Auto Receivables Trust, Series 2025-1, Class A2
4.76%, 08/16/27	750,000	750,032
Santander Drive Auto Receivables Trust, Series 2025-1, Class A3
4.74%, 01/16/29	1,675,000	1,682,203
Santander Drive Auto Receivables Trust, Series 2025-2, Class A2
4.71%, 06/15/28	2,025,000	2,028,575
Santander Drive Auto Receivables Trust, Series 2025-2, Class D
5.47%, 05/15/31	1,000,000	999,586
Saxon Asset Securities Trust, Series 2004-1, Class M1
(Floating, CME Term SOFR 1M + 0.91%, 0.80% Floor, 10.28% Cap), 2.10%, 03/25/35†	35,610	32,059
SEB Funding LLC, Series 2021-1A, Class A2
4.97%, 01/30/52 144A	1,406,475	1,374,568
Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A2C
(Floating, CME Term SOFR 1M + 0.43%, 0.32% Floor), 4.75%, 11/25/36†	1,738,987	485,597
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR2, Class A1
(Floating, CME Term SOFR 1M + 0.47%, 0.36% Floor), 4.79%, 02/25/37 144A †	1,653,454	1,422,560
Service Experts Issuer LLC, Series 2024-1A, Class A
6.39%, 11/20/35 144A	337,411	342,898
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2
3.88%, 10/25/49 144A	1,279,125	1,254,486
SERVPRO Master Issuer LLC, Series 2021-1A, Class A2
2.39%, 04/25/51 144A	481,250	444,121
SERVPRO Master Issuer LLC, Series 2024-1A, Class A2
6.17%, 01/25/54 144A	643,500	659,103
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class B
5.11%, 02/20/31 144A	100,000	101,189
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class C
5.20%, 10/20/32 144A	300,000	299,560

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Slam, Ltd., Series 2021-1A, Class A
2.43%, 06/15/46 144A	$1,925,484	$1,779,219
Slam, Ltd., Series 2024-1A, Class A
5.34%, 09/15/49 144A	629,338	625,220
SMB Private Education Loan Trust, Series 2020-A, Class A2A
2.23%, 09/15/37 144A	167,611	161,468
SMB Private Education Loan Trust, Series 2021-D, Class A1A
1.34%, 03/17/53 144A	1,344,904	1,256,822
SMB Private Education Loan Trust, Series 2024-A, Class C
6.22%, 03/15/56 144A	1,905,000	1,934,936
SMB Private Education Loan Trust, Series 2024-C, Class A1A
5.50%, 06/17/52 144A	719,118	734,206
Sonic Capital LLC, Series 2020-1A, Class A2I
3.85%, 01/20/50 144A	620,208	604,298
Sonic Capital LLC, Series 2020-1A, Class A2II
4.34%, 01/20/50 144A	477,083	454,542
Sonic Capital LLC, Series 2021-1A, Class A2II
2.64%, 08/20/51 144A	772,000	645,076
Sound Point Euro CLO 14 Funding DAC, Series 14A, Class B
(Floating, 1.60% - Euribor 3M), 0.00%, 04/20/39 144A †	1,330,000	1,438,129
Soundview Home Loan Trust, Series 2007-OPT1, Class 2A4
(Floating, CME Term SOFR 1M + 0.39%, 0.28% Floor), 4.71%, 06/25/37†	1,437,591	941,330
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A
4.10%, 04/01/28	736,208	687,184
Stack Infrastructure Issuer LLC, Series 2023-1A, Class A2
5.90%, 03/25/48 144A	1,000,000	1,008,356
Stack Infrastructure Issuer LLC, Series 2023-2A, Class A2
5.90%, 07/25/48 144A	1,000,000	1,011,849
Stonepeak, Series 2021-1A, Class AA
2.30%, 02/28/33 144A	803,478	768,851
Store Master Funding, Series 2024-1A, Class A1
5.69%, 05/20/54 144A	497,708	505,307
Stream Innovations Issuer Trust, Series 2024-1A, Class A
6.27%, 07/15/44 144A	868,136	906,741
Stream Innovations Issuer Trust, Series 2024-2A, Class A
5.21%, 02/15/45 144A	1,624,256	1,644,560
Structured Asset Investment Loan Trust, Series 2005-1, Class M3
(Floating, CME Term SOFR 1M + 0.89%, 0.78% Floor), 5.21%, 02/25/35 144A †	942,128	930,655
	Par	Value
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2007-BC4, Class A1
(Floating, CME Term SOFR 1M + 0.74%, 0.63% Floor), 5.06%, 11/25/37†	$1,541,390	$1,491,200
Subway Funding LLC, Series 2024-1A, Class A23
6.51%, 07/30/54 144A	798,000	815,357
Subway Funding LLC, Series 2024-1A, Class A2I
6.03%, 07/30/54 144A	1,486,275	1,500,116
Subway Funding LLC, Series 2024-1A, Class A2II
6.27%, 07/30/54 144A	349,125	355,247
Subway Funding LLC, Series 2024-3A, Class A23
5.91%, 07/30/54 144A	698,250	691,209
Subway Funding LLC, Series 2024-3A, Class A2I
5.25%, 07/30/54 144A	1,381,538	1,364,212
Sunnova Hestia I Issuer LLC, Series 2023-GRID1, Class 1A
5.75%, 12/20/50 144A	157,881	159,812
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A
2.27%, 01/30/57 144A	1,910,417	1,662,080
SVC ABS LLC, Series 2023-1A, Class A
5.15%, 02/20/53 144A	643,229	636,843
Switch ABS Issuer LLC, Series 2024-1A, Class A2
6.28%, 03/25/54 144A	700,000	709,003
Switch ABS Issuer LLC, Series 2024-2A, Class A2
5.44%, 06/25/54 144A	350,000	348,422
Switch ABS Issuer LLC, Series 2025-1A, Class A2
5.04%, 03/25/55 144A	1,000,000	966,758
Sycamore Tree CLO, Ltd., Series 2021-1A, Class CR
(Floating, CME Term SOFR 3M + 2.05%, 2.05% Floor), 6.56%, 01/20/38 144A †	1,475,000	1,477,212
Taco Bell Funding LLC, Series 2016-1A, Class A23
4.97%, 05/25/46 144A	609,375	608,954
Textainer Marine Containers VII, Ltd., Series 2021-2A, Class A
2.23%, 04/20/46 144A	686,667	637,516
Textainer Marine Containers, Ltd., Series 2021-3A, Class A
1.94%, 08/20/46 144A	713,333	637,571
TIF Funding II LLC, Series 2021-1A, Class A
1.65%, 02/20/46 144A	998,750	894,439
TIF Funding III LLC, Series 2024-1A, Class A
5.48%, 05/22/34 144A	508,750	512,957

	Par	Value
TIF Funding III LLC, Series 2024-2A, Class A
5.54%, 07/20/49 144A	$1,228,717	$1,238,133
Tikehau US CLO III, Ltd., Series 2022-2A, Class C1R
(Floating, CME Term SOFR 3M + 3.20%, 3.20% Floor), 7.49%, 01/20/36 144A †	900,000	903,737
Towd Point Mortgage Trust, Series 2023-CES2, Class A1A
7.29%, 10/25/63 144A	887,609	902,701
Tricon Residential Trust, Series 2023-SFR1, Class C
5.10%, 07/17/40 144A	1,000,000	998,912
Tricon Residential Trust, Series 2023-SFR2, Class C
5.00%, 12/17/28 144A	500,000	494,401
Tricon Residential Trust, Series 2024-SFR1, Class C
4.85%, 04/17/29 144A	1,000,000	982,263
Tricon Residential Trust, Series 2024-SFR2, Class B
5.70%, 06/17/28 144A	300,000	298,592
Tricon Residential Trust, Series 2024-SFR3, Class C
5.25%, 08/17/41 144A	500,000	493,786
Tricon Residential Trust, Series 2025-SFR1, Class B
(Floating, CME Term SOFR 1M + 1.35%, 1.35% Floor), 5.65%, 03/17/42 144A †	1,500,000	1,499,984
Triton Container Finance VIII LLC, Series 2021-1A, Class A
1.86%, 03/20/46 144A	950,400	861,693
Triumph Rail Holdings LLC, Series 2021-2, Class A
2.15%, 06/19/51 144A	1,957,696	1,835,385
TRTX Issuer, Ltd., Series 2025-FL6, Class A
(Floating, 1.54% - CME Term SOFR 1M), 0.00%, 09/18/42 144A †	1,100,000	1,099,729
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A
4.20%, 03/15/27 144A	433,257	419,620
United Airlines Pass-Through Trust, Series 2016-2, Class A
3.10%, 10/07/28	498,898	462,908
United Airlines Pass-Through Trust, Series 2016-2, Class AA
2.88%, 10/07/28Δ	498,898	469,543
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	937,672	955,785
United Airlines Pass-Through Trust, Series 2023-1, Class A
5.80%, 01/15/36	573,188	583,068
United Airlines Pass-Through Trust, Series 2024-1, Class AA
5.45%, 02/15/37	198,260	200,507
	Par	Value
Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class A2
5.88%, 04/20/55 144A	$100,000	$102,480
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2
1.65%, 09/15/45 144A	500,000	491,932
Vantage Data Centers Issuer LLC, Series 2024-1A, Class A2
5.10%, 09/15/54 144A	150,000	148,326
VB-S1 Issuer LLC, Series 2024-1A, Class D
6.64%, 05/15/54 144A	1,100,000	1,124,011
Vista Point Securitization Trust, Series 2024-CES1, Class A1
(Step to 7.67% on 05/25/28), 6.68%, 05/25/54 144A STEP	386,548	391,122
Vista Point Securitization Trust, Series 2024-CES2, Class A1
(Step to 6.25% on 10/25/28), 5.25%, 10/25/54 144A STEP	776,988	772,700
Volofin Finance Designated Activity Co., Series 2024-1A, Class A
5.94%, 06/15/37 144A	687,071	690,966
Voya CLO, Ltd., Series 2019-1A, Class A1RR
(Floating, CME Term SOFR 3M + 1.37%, 1.37% Floor), 5.82%, 10/15/37 144A †	925,000	925,766
Voya CLO, Series 2017-2A, Class A2AR
(Floating, CME Term SOFR 3M + 1.91%, 1.65% Floor), 6.21%, 06/07/30 144A †	500,000	500,661
WAVE LLC, Series 2019-1, Class A
3.60%, 09/15/44 144A	134,893	125,794
WAVE Trust, Series 2017-1A, Class A
3.84%, 11/15/42 144A	88,794	83,028
Wellfleet CLO X, Ltd., Series 2019-XA, Class A1R2
(Floating, CME Term SOFR 3M + 1.12%, 1.12% Floor), 5.41%, 07/20/32 144A †	6,899,262	6,897,230
Wellfleet CLO, Ltd., Series 2022-2A, Class BR
(Floating, CME Term SOFR 3M + 1.85%, 1.85% Floor), 6.14%, 10/18/37 144A †	1,250,000	1,244,445
Westlake Automobile Receivables Trust, Series 2024-3A, Class D
5.21%, 04/15/30 144A	2,090,000	2,100,241
Westlake Automobile Receivables Trust, Series 2025-1A, Class C
5.14%, 10/15/30 144A	1,400,000	1,412,687
Westlake Automobile Receivables Trust, Series 2025-1A, Class D
5.54%, 11/15/30 144A	1,400,000	1,417,640
Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1
4.80%, 09/19/39 144A	1,360,000	1,365,645

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Willis Engine Structured Trust VII, Series 2023-A, Class A
8.00%, 10/15/48 144A	$281,301	$292,197
Wingstop Funding LLC, Series 2020-1A, Class A2
2.84%, 12/05/50 144A	1,244,892	1,176,459
Wingstop Funding LLC, Series 2022-1A, Class A2
3.73%, 03/05/52 144A	397,000	376,482
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2
6.64%, 04/20/54 144A	1,345,000	1,386,411
Total Asset-Backed Securities (Cost $344,772,242)		343,955,507
CORPORATE BONDS — 27.2%
7-Eleven, Inc.
1.30%, 02/10/28 144A Δ	725,000	659,785
Accident Fund Insurance Co. of America
8.50%, 08/01/32 144A	100,000	99,723
Acushnet Co.
7.38%, 10/15/28 144A	750,000	777,003
AdaptHealth LLC
5.13%, 03/01/30 144A Δ	780,000	711,845
Adventist Health System
2.95%, 03/01/29	160,000	147,827
5.76%, 12/01/34	450,000	451,710
AGCO Corporation
5.80%, 03/21/34	443,000	449,481
Air Lease Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.15%), 4.13%, 12/15/26ρ ^	600,000	571,035
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.44%), 6.00%, 09/24/29ρ Δ ^	540,000	528,395
Albertsons Cos., Inc.
6.25%, 03/15/33 144A Δ	350,000	353,741
Alcon Finance Corporation
3.00%, 09/23/29 144A	2,010,000	1,869,233
Alexandria Real Estate Equities, Inc. REIT
2.75%, 12/15/29Δ	1,400,000	1,279,504
3.38%, 08/15/31Δ	325,000	296,558
5.15%, 04/15/53	600,000	533,610
Allegion U.S. Holding Co., Inc.
5.60%, 05/29/34	527,000	533,645
Alliant Energy Finance LLC
4.25%, 06/15/28 144A	75,000	73,552
Amazon.com, Inc.
4.80%, 12/05/34Δ	75,000	75,798
Amcor Flexibles North America, Inc.
4.00%, 05/17/25	950,000	948,705
Amdocs, Ltd.
2.54%, 06/15/30	1,600,000	1,423,762
American Express Co.
(Variable, U.S. SOFR + 1.42%), 5.28%, 07/26/35^	1,200,000	1,199,927
	Par	Value
American Homes 4 Rent LP REIT
4.90%, 02/15/29	$309,000	$310,099
2.38%, 07/15/31	205,000	176,001
American International Group, Inc.
3.40%, 06/30/30	250,000	234,007
American National Group, Inc.
5.00%, 06/15/27	1,250,000	1,250,413
5.75%, 10/01/29	250,000	252,187
6.14%, 06/13/32 144A	600,000	609,150
American Tower Corporation REIT
3.38%, 10/15/26	1,200,000	1,178,755
3.95%, 03/15/29	300,000	291,595
5.90%, 11/15/33	4,260,000	4,466,351
Americo Life, Inc.
3.45%, 04/15/31 144A	1,450,000	1,258,028
AmFam Holdings, Inc.
3.83%, 03/11/51 144A Δ	1,000,000	636,127
Amgen, Inc.
5.25%, 03/02/30	1,873,000	1,916,203
4.20%, 03/01/33	2,775,000	2,631,647
5.25%, 03/02/33	995,000	1,009,743
Amphenol Corporation
2.80%, 02/15/30	2,985,000	2,757,243
Amsted Industries, Inc.
4.63%, 05/15/30 144A	200,000	186,676
Antares Holdings LP
3.75%, 07/15/27 144A	2,895,000	2,767,950
Aon North America, Inc.
5.45%, 03/01/34	400,000	407,429
Appalachian Power Co.
2.70%, 04/01/31	2,200,000	1,947,198
5.80%, 10/01/35	50,000	51,740
AppLovin Corporation
5.13%, 12/01/29	585,000	587,460
5.38%, 12/01/31	640,000	643,505
5.50%, 12/01/34Δ	4,538,000	4,539,160
Aquila FDG
7.45%, 09/30/45†††	400,000	412,127
Arch Capital Finance LLC
4.01%, 12/15/26	600,000	592,983
Arch Capital Group, Ltd.
7.35%, 05/01/34	175,000	201,956
Archer-Daniels-Midland Co.
3.25%, 03/27/30	150,000	141,134
Archrock Partners LP
6.63%, 09/01/32 144A	510,000	512,467
Ares Finance Co. II LLC
3.25%, 06/15/30 144A	522,000	486,890
Arko Corporation
5.13%, 11/15/29 144A Δ	425,000	345,093
Arsenal AIC Parent LLC
8.00%, 10/01/30 144A	100,000	102,086
Arthur J Gallagher & Co.
5.00%, 02/15/32	120,000	120,070
5.15%, 02/15/35	320,000	317,393

	Par	Value
AS Mileage Plan IP, Ltd.
5.31%, 10/20/31 144A	$850,000	$831,520
Ashtead Capital, Inc.
1.50%, 08/12/26 144A	350,000	334,872
5.95%, 10/15/33 144A	300,000	304,500
5.80%, 04/15/34 144A Δ	752,000	756,893
Assurant, Inc.
6.10%, 02/27/26	800,000	807,173
AT&T, Inc.
2.75%, 06/01/31	175,000	155,596
2.25%, 02/01/32	275,000	232,025
2.55%, 12/01/33	3,719,000	3,050,360
4.90%, 08/15/37	200,000	190,954
3.50%, 06/01/41	400,000	308,795
5.15%, 11/15/46	125,000	114,743
3.65%, 06/01/51	500,000	354,399
3.50%, 09/15/53	1,664,000	1,135,542
Athene Global Funding
(Floating, Euribor 3M + 1.00%), 3.53%, 02/23/27(E) †	1,700,000	1,848,646
Atlassian Corporation
5.50%, 05/15/34	3,245,000	3,296,543
AutoNation, Inc.
1.95%, 08/01/28Δ	150,000	136,617
4.75%, 06/01/30	225,000	220,980
Aviation Capital Group LLC
5.13%, 04/10/30 144A	15,000	14,923
6.38%, 07/15/30 144A	2,770,000	2,907,816
Axon Enterprise, Inc.
6.13%, 03/15/30 144A	155,000	156,817
6.25%, 03/15/33 144A	155,000	156,982
AZ BATTERY PROPERTY LLC
6.73%, 02/20/46†††	280,000	287,868
Bank of America Corporation
(Variable, U.S. SOFR + 1.29%), 5.08%, 01/20/27^	1,000,000	1,003,751
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.76%), 4.38%, 01/27/27ρ ^	700,000	683,984
(Variable, CME Term SOFR 3M + 1.77%), 3.71%, 04/24/28^	2,000,000	1,966,410
(Variable, U.S. SOFR + 1.63%), 5.20%, 04/25/29^	4,385,000	4,455,951
(Variable, CME Term SOFR 3M + 1.57%), 4.27%, 07/23/29^	525,000	518,763
(Variable, CME Term SOFR 3M + 1.47%), 3.97%, 02/07/30^	2,500,000	2,433,275
(Variable, CME Term SOFR 3M + 1.25%), 2.50%, 02/13/31^	75,000	67,351
(Variable, U.S. SOFR + 1.53%), 1.90%, 07/23/31^	1,150,000	989,312
(Variable, U.S. SOFR + 1.22%), 2.65%, 03/11/32^	3,254,000	2,872,384
(Variable, U.S. SOFR + 1.22%), 2.30%, 07/21/32^	755,000	645,111
(Variable, U.S. SOFR + 1.33%), 2.97%, 02/04/33^	425,000	372,755
(Variable, U.S. SOFR + 1.83%), 4.57%, 04/27/33^	1,065,000	1,029,457
	Par	Value
(Variable, U.S. SOFR + 2.16%), 5.02%, 07/22/33^	$600,000	$597,682
(Variable, U.S. SOFR + 1.91%), 5.29%, 04/25/34^	2,700,000	2,713,529
(Variable, U.S. SOFR + 1.65%), 5.47%, 01/23/35^	5,780,000	5,866,567
(Variable, U.S. SOFR + 1.31%), 5.51%, 01/24/36Δ ^	1,775,000	1,807,141
(Variable, U.S. SOFR + 1.70%), 5.74%, 02/12/36^	25,000	24,962
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.20%), 2.48%, 09/21/36^	1,712,000	1,428,258
Bank of New York Mellon Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%), 3.75%, 12/20/26ρ ^	700,000	670,854
Banner Health
2.34%, 01/01/30	865,000	784,648
Baylor Scott & White Holdings
1.78%, 11/15/30	305,000	262,763
Beacon Funding Trust
6.27%, 08/15/54 144A	1,850,000	1,845,950
Beacon Roofing Supply, Inc.
6.50%, 08/01/30 144A	650,000	684,354
Becton, Dickinson and Co.
2.82%, 05/20/30	3,625,000	3,309,393
Belvoir Land LLC
5.60%, 12/15/35 144A	1,000,000	943,229
Berkshire Hathaway Energy Co.
3.70%, 07/15/30	400,000	384,115
Berkshire Hathaway Finance Corporation
1.85%, 03/12/30Δ	725,000	648,638
Berry Global, Inc.
1.57%, 01/15/26	2,100,000	2,047,256
4.88%, 07/15/26 144A	450,000	449,987
5.80%, 06/15/31	500,000	519,785
BGC Group, Inc.
6.15%, 04/02/30 144A	840,000	836,778
Bimbo Bakeries U.S.A., Inc.
5.38%, 01/09/36 144A	725,000	713,893
Black Hills Corporation
2.50%, 06/15/30Δ	490,000	435,042
Block Financial LLC
3.88%, 08/15/30Δ	1,600,000	1,502,325
Block, Inc.
3.50%, 06/01/31	1,505,000	1,324,417
Blue Owl Capital Corporation
2.88%, 06/11/28Δ	2,200,000	2,019,881
Blue Owl Finance LLC
6.25%, 04/18/34	1,285,000	1,316,856
BMW U.S. Capital LLC
4.75%, 03/21/28 144A	1,400,000	1,403,568
Boardwalk Pipelines LP
3.60%, 09/01/32Δ	700,000	625,355
5.63%, 08/01/34	350,000	352,817

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Boeing Co. (The)
6.26%, 05/01/27	$400,000	$411,646
6.30%, 05/01/29	400,000	419,648
2.95%, 02/01/30	149,000	135,795
5.15%, 05/01/30	1,256,000	1,264,470
6.39%, 05/01/31	400,000	426,463
6.53%, 05/01/34	5,866,000	6,288,710
3.25%, 02/01/35	25,000	20,600
5.71%, 05/01/40	1,075,000	1,045,643
3.85%, 11/01/48Δ	25,000	17,693
3.75%, 02/01/50Δ	183,000	128,393
5.81%, 05/01/50	4,275,000	4,073,850
6.86%, 05/01/54	1,960,000	2,130,725
7.01%, 05/01/64	300,000	325,370
Boost Newco Borrower LLC
7.50%, 01/15/31 144A	500,000	520,843
Boston Properties LP REIT
4.50%, 12/01/28Δ	900,000	884,155
2.55%, 04/01/32	1,100,000	906,821
BP Capital Markets America, Inc.
4.23%, 11/06/28	150,000	148,774
Brandywine Operating Partnership LP REIT
8.88%, 04/12/29	500,000	524,291
Brink's Co. (The)
6.50%, 06/15/29 144A	160,000	162,357
6.75%, 06/15/32 144A Δ	360,000	365,376
Broadcom, Inc.
2.45%, 02/15/31 144A Δ	2,000,000	1,760,181
4.15%, 04/15/32 144A	2,420,000	2,296,316
3.42%, 04/15/33 144A	900,000	801,625
3.47%, 04/15/34 144A	10,050,000	8,850,401
3.14%, 11/15/35 144A	2,908,000	2,411,368
3.19%, 11/15/36 144A	28,000	22,995
3.50%, 02/15/41 144A	325,000	254,650
Brookfield Capital Finance LLC
6.09%, 06/14/33	150,000	157,648
Brooklyn Union Gas Co. (The)
6.39%, 09/15/33 144A	1,250,000	1,319,045
Brown & Brown, Inc.
5.65%, 06/11/34	350,000	356,411
Builders FirstSource, Inc.
6.38%, 03/01/34 144A	1,000,000	993,560
Bunge, Ltd. Finance Corporation
4.20%, 09/17/29Δ	728,000	715,804
4.65%, 09/17/34	728,000	704,078
Capital One Financial Corporation
(Variable, U.S. SOFR + 2.60%), 5.25%, 07/26/30^	1,200,000	1,208,116
Cardinal Health, Inc.
5.13%, 02/15/29Δ	510,000	518,363
5.35%, 11/15/34	1,305,000	1,310,333
Carnival Corporation
5.75%, 03/15/30 144A	1,460,000	1,455,226
6.13%, 02/15/33 144A	2,820,000	2,781,055
Carrier Global Corporation
2.72%, 02/15/30	650,000	594,721
	Par	Value
2.70%, 02/15/31Δ	$950,000	$847,191
5.90%, 03/15/34Δ	1,036,000	1,090,303
CBRE Services, Inc.
5.95%, 08/15/34	100,000	104,611
CDW LLC
3.57%, 12/01/31	5,040,000	4,558,890
Celanese U.S. Holdings LLC
6.60%, 11/15/28Δ	940,000	970,383
Centene Corporation
4.25%, 12/15/27	88,000	85,938
2.50%, 03/01/31	4,845,000	4,089,347
CenterPoint Energy Resources Corporation
5.40%, 07/01/34	1,300,000	1,313,844
CenterPoint Energy, Inc.
4.25%, 11/01/28	206,000	202,753
Central Parent, Inc.
7.25%, 06/15/29 144A Δ	600,000	519,876
Charles Schwab Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.97%), 5.38%, 06/01/25ρ ^	1,278,000	1,276,663
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 3.08%), 4.00%, 12/01/30ρ ^	1,000,000	887,499
Charter Communications Operating LLC
2.25%, 01/15/29Δ	2,300,000	2,072,123
6.38%, 10/23/35	475,000	481,586
5.13%, 07/01/49	45,000	35,742
4.80%, 03/01/50	45,000	33,949
3.70%, 04/01/51	120,000	75,727
3.90%, 06/01/52	45,000	29,118
5.25%, 04/01/53	310,000	250,675
6.83%, 10/23/55	130,000	126,593
3.95%, 06/30/62	9,740,000	5,989,127
Cheniere Energy Partners LP
5.95%, 06/30/33Δ	4,095,000	4,207,649
5.75%, 08/15/34	50,000	50,730
Cheniere Energy, Inc.
5.65%, 04/15/34	200,000	202,407
Choice Hotels International, Inc.
3.70%, 12/01/29	1,500,000	1,413,063
5.85%, 08/01/34	1,894,000	1,899,181
Cigna Group (The)
4.38%, 10/15/28	4,150,000	4,119,605
2.40%, 03/15/30	550,000	493,190
2.38%, 03/15/31	1,100,000	960,223
5.13%, 05/15/31Δ	1,240,000	1,259,034
3.20%, 03/15/40	675,000	511,943
4.90%, 12/15/48Δ	300,000	261,470
Citigroup, Inc.
(Variable, CME Term SOFR 3M + 4.78%), 6.25%, 08/15/26ρ ^	150,000	151,267
4.30%, 11/20/26	75,000	74,710
4.45%, 09/29/27Δ	150,000	149,327

	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.21%), 7.38%, 05/15/28ρ Δ ^	$800,000	$823,382
(Variable, CME Term SOFR 3M + 1.65%), 3.67%, 07/24/28^	150,000	146,764
(Variable, U.S. SOFR + 1.36%), 5.17%, 02/13/30^	2,600,000	2,634,356
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.73%), 6.95%, 02/15/30ρ ^	650,000	649,752
(Variable, U.S. SOFR + 1.83%), 6.02%, 01/24/36^	2,045,000	2,065,313
Clean Harbors, Inc.
6.38%, 02/01/31 144A Δ	540,000	546,351
Cleveland-Cliffs, Inc.
7.00%, 03/15/32 144A Δ	990,000	951,210
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/32 144A	675,000	680,216
CMS Energy Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.96%), 6.50%, 06/01/55^	490,000	478,720
CNO Financial Group, Inc.
6.45%, 06/15/34	1,620,000	1,690,741
CoBank ACB
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.49%), 6.45%, 10/01/27ρ Δ ^	600,000	600,691
Coca-Cola Consolidated, Inc.
5.45%, 06/01/34	470,000	481,863
Cogent Communications Group LLC
7.00%, 06/15/27 144A	600,000	605,012
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/33 144A	970,000	1,001,961
Comcast Corporation
5.30%, 06/01/34Δ	1,157,000	1,176,774
3.75%, 04/01/40	75,000	61,556
CommonSpirit Health
6.46%, 11/01/52	1,005,000	1,073,346
Constellation Energy Generation LLC
3.25%, 06/01/25	1,600,000	1,595,088
Continental Resources, Inc.
5.75%, 01/15/31 144A	8,710,000	8,780,961
Corebridge Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.85%), 6.88%, 12/15/52^	680,000	695,098
Corebridge Global Funding
5.20%, 06/24/29 144A	600,000	610,127
CoStar Group, Inc.
2.80%, 07/15/30 144A	625,000	556,745
Costco Wholesale Corporation
1.60%, 04/20/30	550,000	482,378
Cougar JV Subsidiary LLC
8.00%, 05/15/32 144A	480,000	495,434
CRH America Finance, Inc.
3.40%, 05/09/27 144A	2,100,000	2,054,921
	Par	Value
3.95%, 04/04/28 144A	$500,000	$490,997
CSC Holdings LLC
5.38%, 02/01/28 144A	1,295,000	1,106,092
7.50%, 04/01/28 144A	1,580,000	1,119,004
CSX Corporation
4.25%, 03/15/29	4,125,000	4,094,234
3.80%, 04/15/50	250,000	191,072
CubeSmart LP REIT
2.50%, 02/15/32	105,000	88,734
Darling Ingredients, Inc.
6.00%, 06/15/30 144A Δ	325,000	323,311
Dell International LLC
5.30%, 10/01/29	125,000	127,316
8.35%, 07/15/46	19,000	23,899
Devon Energy Corporation
5.60%, 07/15/41Δ	77,000	71,918
4.75%, 05/15/42	480,000	403,197
DH Europe Finance II S.a.r.l.
2.60%, 11/15/29Δ	225,000	207,658
Discovery Communications LLC
3.63%, 05/15/30	1,800,000	1,619,923
DOC DR LLC REIT
3.95%, 01/15/28	2,400,000	2,353,441
Dominion Energy, Inc.
3.38%, 04/01/30	225,000	210,349
5.00%, 06/15/30	500,000	502,662
2.25%, 08/15/31	2,300,000	1,958,231
DR Horton, Inc.
5.50%, 10/15/35	440,000	442,659
Duke Energy Carolinas LLC
4.85%, 01/15/34	1,000,000	987,297
Duke Energy Corporation
2.45%, 06/01/30	1,800,000	1,605,685
5.45%, 06/15/34	1,485,000	1,506,023
Duke Energy Florida LLC
5.88%, 11/15/33	2,000,000	2,112,259
Duke Energy Progress LLC
3.40%, 04/01/32	2,300,000	2,091,728
DuPont de Nemours, Inc.
4.49%, 11/15/25	350,000	349,483
DYAL CAPITAL PARTNERS III ISSUER A
6.55%, 06/15/44†††	644,000	645,537
DYAL CAPITAL PARTNERS III ISSUER B
6.55%, 06/15/44†††	506,000	507,169
East Ohio Gas Co. (The)
2.00%, 06/15/30 144A Δ	125,000	109,112
EchoStar Corporation
10.75%, 11/30/29	3,136,816	3,298,842
3.88%, 11/30/30 CONV 1	550,962	616,354
Ecolab, Inc.
2.75%, 08/18/55Δ	68,000	40,889
Elevance Health, Inc.
5.20%, 02/15/35	685,000	687,560

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Encore Capital Group, Inc.
8.50%, 05/15/30 144A Δ	$600,000	$619,267
Enel Finance America LLC
2.88%, 07/12/41 144A	2,300,000	1,573,774
Energy Transfer LP
5.95%, 12/01/25	300,000	301,431
5.63%, 05/01/27 144A	200,000	199,916
5.50%, 06/01/27	675,000	685,525
4.95%, 05/15/28	900,000	906,464
5.25%, 04/15/29	700,000	708,464
5.75%, 02/15/33	4,790,000	4,903,933
5.70%, 04/01/35	2,200,000	2,217,638
5.30%, 04/15/47	125,000	110,631
5.40%, 10/01/47	50,000	44,813
6.00%, 06/15/48	50,000	48,463
EnerSys
6.63%, 01/15/32 144A	1,000,000	1,016,732
Enstar Group, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.19%), 7.50%, 04/01/45 144A Δ ^	350,000	355,239
Entegris, Inc.
4.75%, 04/15/29 144A	2,755,000	2,658,380
5.95%, 06/15/30 144A Δ	650,000	647,444
Enterprise Products Operating LLC
4.20%, 01/31/50	550,000	437,068
EPR Properties REIT
4.75%, 12/15/26	1,200,000	1,194,984
3.60%, 11/15/31	2,300,000	2,053,929
EQT Corporation
3.63%, 05/15/31 144A	2,500,000	2,284,872
Equifax, Inc.
5.10%, 12/15/27	1,800,000	1,824,151
Equinix Europe 2 Financing Corporation LLC REIT
5.50%, 06/15/34Δ	350,000	356,845
Equinix, Inc. REIT
1.55%, 03/15/28Δ	2,200,000	2,019,219
2.15%, 07/15/30	3,470,000	3,043,810
Equitable Holdings, Inc.
4.35%, 04/20/28	2,600,000	2,578,451
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%), 6.70%, 03/28/55^	750,000	746,082
Essential Utilities, Inc.
5.38%, 01/15/34Δ	925,000	930,203
Exelon Corporation
4.05%, 04/15/30	325,000	314,982
4.70%, 04/15/50	25,000	20,996
Expedia Group, Inc.
4.63%, 08/01/27	303,000	302,915
3.80%, 02/15/28	300,000	292,637
3.25%, 02/15/30	3,445,000	3,212,659
2.95%, 03/15/31	95,000	85,166
5.40%, 02/15/35	2,530,000	2,521,516
Extra Space Storage LP REIT
3.88%, 12/15/27	900,000	884,843
	Par	Value
F&G Global Funding
5.15%, 07/07/25 144A	$1,200,000	$1,200,136
Farmers Insurance Exchange
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 3.86%), 7.00%, 10/15/64 144A ^	580,000	593,520
Federal Realty OP LP REIT
3.50%, 06/01/30Δ	1,900,000	1,775,055
FedEx Corporation
4.05%, 02/15/48 144A	375,000	277,394
Fidelity National Information Services, Inc.
1.15%, 03/01/26	2,200,000	2,133,046
First American Financial Corporation
4.00%, 05/15/30Δ	450,000	429,857
5.45%, 09/30/34Δ	700,000	685,491
First Horizon Corporation
(Variable, U.S. SOFR + 1.77%), 5.51%, 03/07/31Δ ^	780,000	784,191
Fiserv, Inc.
4.20%, 10/01/28	375,000	369,888
2.65%, 06/01/30	120,000	108,075
5.35%, 03/15/31Δ	382,000	391,918
5.60%, 03/02/33Δ	52,000	53,457
5.63%, 08/21/33	2,140,000	2,204,212
5.15%, 08/12/34	18,000	17,864
Florida Power & Light Co.
3.80%, 12/15/42	425,000	344,502
Ford Motor Credit Co. LLC
6.95%, 03/06/26	2,500,000	2,527,726
5.92%, 03/20/28	500,000	502,438
Fort Moore Family Communities LLC
6.09%, 01/15/51 144A	1,125,049	1,029,360
Fortitude Group Holdings LLC
6.25%, 04/01/30 144A	350,000	354,058
Foundry JV Holdco LLC
5.90%, 01/25/33 144A	1,500,000	1,527,774
5.88%, 01/25/34 144A	200,000	200,676
6.20%, 01/25/37 144A	500,000	515,958
Fox Corporation
4.71%, 01/25/29	250,000	249,167
3.50%, 04/08/30	125,000	117,941
6.50%, 10/13/33	750,000	803,623
GA Global Funding Trust
2.90%, 01/06/32 144A	1,450,000	1,256,558
GATX Corporation
6.90%, 05/01/34Δ	1,550,000	1,718,732
GE HealthCare Technologies, Inc.
6.38%, 11/22/52Δ	320,000	347,345
Gen Digital, Inc.
6.25%, 04/01/33 144A	475,000	474,027
General Motors Co.
5.95%, 04/01/49	214,000	196,194
General Motors Financial Co., Inc.
6.00%, 01/09/28	1,405,000	1,441,422

	Par	Value
Gilead Sciences, Inc.
4.50%, 02/01/45	$275,000	$239,966
Glencore Funding LLC
2.63%, 09/23/31 144A	575,000	496,036
6.50%, 10/06/33 144A	10,090,000	10,811,354
Global Atlantic Fin Co.
7.95%, 06/15/33 144A	641,000	723,063
6.75%, 03/15/54 144A	129,000	131,075
Global Partners LP
8.25%, 01/15/32 144A	865,000	889,892
Global Payments, Inc.
5.30%, 08/15/29	550,000	558,607
2.90%, 05/15/30	1,600,000	1,451,238
5.40%, 08/15/32	3,650,000	3,694,148
Globe Life, Inc.
2.15%, 08/15/30	120,000	104,058
5.85%, 09/15/34	210,000	215,233
Goldman Sachs Group, Inc. (The)
(Floating, CME Term SOFR 3M + 2.01%), 6.31%, 10/28/27† Δ	1,800,000	1,836,644
(Variable, CME Term SOFR 3M + 1.56%), 4.22%, 05/01/29^	3,200,000	3,156,613
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.81%), 7.50%, 05/10/29ρ ^	1,000,000	1,051,376
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.46%), 6.85%, 02/10/30ρ Δ ^	650,000	659,748
(Variable, U.S. SOFR + 1.27%), 5.73%, 04/25/30^	5,200,000	5,365,672
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 2.40%), 6.13%, 11/10/34ρ Δ ^	200,000	196,124
Goodman U.S. Finance Five LLC REIT
4.63%, 05/04/32 144A Δ	2,000,000	1,946,786
Goodman U.S. Finance Three LLC REIT
3.70%, 03/15/28 144A	1,000,000	972,007
Greensaif Pipelines Bidco S.a.r.l.
5.85%, 02/23/36 144A	200,000	202,724
6.13%, 02/23/38 144A	200,000	205,636
6.10%, 08/23/42 144A	250,000	251,030
GXO Logistics, Inc.
6.25%, 05/06/29Δ	250,000	258,103
6.50%, 05/06/34	250,000	256,038
HAH Group Holding Co. LLC
9.75%, 10/01/31 144A	440,000	424,191
Hasbro, Inc.
6.05%, 05/14/34	400,000	410,854
HCA, Inc.
5.88%, 02/15/26	300,000	301,208
5.38%, 09/01/26	1,600,000	1,609,045
3.13%, 03/15/27	2,100,000	2,040,187
5.45%, 04/01/31	5,456,000	5,543,468
3.63%, 03/15/32	700,000	633,010
5.60%, 04/01/34	4,505,000	4,531,799
Healthcare Realty Holdings LP REIT
3.10%, 02/15/30	1,500,000	1,377,199
2.05%, 03/15/31	175,000	146,727
	Par	Value
Helmerich & Payne, Inc.
5.50%, 12/01/34 144A	$4,650,000	$4,403,776
Hess Midstream Operations LP
4.25%, 02/15/30 144A	870,000	819,135
Hewlett Packard Enterprise Co.
5.00%, 10/15/34	793,000	772,866
6.35%, 10/15/45Δ	30,000	30,823
HF Sinclair Corporation
6.25%, 01/15/35Δ	400,000	402,220
Highmark, Inc.
2.55%, 05/10/31 144A	300,000	253,644
Hillenbrand, Inc.
6.25%, 02/15/29	1,101,000	1,104,403
3.75%, 03/01/31	350,000	307,273
Hilton Domestic Operating Co., Inc.
6.13%, 04/01/32 144A	200,000	200,901
5.88%, 03/15/33 144A	280,000	277,507
Hilton Grand Vacations Borrower LLC
4.88%, 07/01/31 144A Δ	165,000	145,040
Home Depot, Inc. (The)
3.90%, 12/06/28	250,000	246,644
3.25%, 04/15/32Δ	625,000	570,347
Host Hotels & Resorts LP REIT
2.90%, 12/15/31	267,000	231,833
5.70%, 07/01/34	1,100,000	1,101,163
5.50%, 04/15/35	1,915,000	1,877,698
HP, Inc.
4.00%, 04/15/29	105,000	101,881
Humana, Inc.
5.50%, 03/15/53Δ	191,000	171,743
Huntsman International LLC
4.50%, 05/01/29Δ	325,000	311,864
2.95%, 06/15/31	250,000	212,355
Hyatt Hotels Corporation
5.50%, 06/30/34	1,293,000	1,269,975
Hyundai Capital America
1.65%, 09/17/26 144A Δ	2,300,000	2,203,727
5.30%, 03/19/27 144A	1,000,000	1,011,075
Ingersoll Rand, Inc.
5.31%, 06/15/31	358,000	366,519
5.70%, 08/14/33	2,815,000	2,906,879
5.45%, 06/15/34	413,000	419,328
Ingevity Corporation
3.88%, 11/01/28 144A Δ	475,000	443,750
Insulet Corporation
6.50%, 04/01/33 144A	130,000	132,230
Intel Corporation
5.20%, 02/10/33Δ	825,000	814,838
5.15%, 02/21/34Δ	328,000	322,273
5.70%, 02/10/53Δ	225,000	206,972
Intercontinental Exchange, Inc.
3.63%, 09/01/28	345,000	336,484
3.00%, 06/15/50Δ	1,500,000	970,256
International Flavors & Fragrances, Inc.
1.23%, 10/01/25 144A	280,000	274,894
1.83%, 10/15/27 144A	650,000	605,122

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.38%, 06/01/47	$1,000,000	$782,261
Interstate Power and Light Co.
4.95%, 09/30/34	1,400,000	1,367,112
Invitation Homes Operating Partnership LP REIT
2.30%, 11/15/28	375,000	343,882
IPALCO Enterprises, Inc.
4.25%, 05/01/30	2,450,000	2,333,480
ITC Holdings Corporation
2.95%, 05/14/30 144A Δ	1,900,000	1,734,928
J M Smucker Co. (The)
6.20%, 11/15/33	2,135,000	2,274,512
Jackson National Life Global Funding
5.55%, 07/02/27 144A Δ	700,000	713,546
Jane Street Group
7.13%, 04/30/31 144A	1,220,000	1,254,178
JBS U.S.A. LUX S.a.r.l.
5.95%, 04/20/35 144A	545,000	560,696
Jefferies Finance LLC
6.63%, 10/15/31 144A	950,000	940,851
Jefferies Financial Group, Inc.
6.20%, 04/14/34	5,400,000	5,507,413
JPMorgan Chase & Co.
2.95%, 10/01/26	700,000	686,384
3.63%, 12/01/27	900,000	882,938
(Variable, CME Term SOFR 3M + 1.60%), 3.78%, 02/01/28^	1,069,000	1,055,000
(Floating, U.S. SOFR + 0.92%), 5.29%, 04/22/28† Δ	1,700,000	1,712,145
(Variable, U.S. SOFR + 0.93%), 5.57%, 04/22/28^	1,900,000	1,938,183
(Variable, CME Term SOFR 3M + 1.21%), 3.51%, 01/23/29^	1,000,000	972,159
(Variable, U.S. SOFR + 1.45%), 5.30%, 07/24/29^	2,000,000	2,041,105
(Variable, CME Term SOFR 3M + 1.59%), 4.45%, 12/05/29Δ ^	800,000	794,645
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%), 6.50%, 04/01/30ρ ^	2,625,000	2,693,100
(Variable, U.S. SOFR + 1.16%), 5.58%, 04/22/30^	1,000,000	1,031,645
(Variable, U.S. SOFR + 1.75%), 4.57%, 06/14/30^	1,200,000	1,193,427
(Variable, CME Term SOFR 3M + 3.79%), 4.49%, 03/24/31^	1,135,000	1,120,388
(Variable, U.S. SOFR + 2.04%), 2.52%, 04/22/31^	3,650,000	3,276,581
(Variable, CME Term SOFR 3M + 2.52%), 2.96%, 05/13/31^	200,000	181,937
(Variable, U.S. SOFR + 1.85%), 5.35%, 06/01/34^	3,210,000	3,263,610
(Variable, U.S. SOFR + 1.34%), 4.95%, 10/22/35^	1,090,000	1,067,090
(Variable, U.S. SOFR + 1.32%), 5.50%, 01/24/36^	350,000	357,674
Kennedy-Wilson, Inc.
4.75%, 03/01/29	100,000	91,670
Kilroy Realty LP REIT
4.75%, 12/15/28	1,678,000	1,653,089
	Par	Value
Kinder Morgan Energy Partners LP
5.80%, 03/15/35Δ	$150,000	$153,443
Kinder Morgan, Inc.
5.20%, 06/01/33	250,000	247,855
Kinetik Holdings LP
6.63%, 12/15/28 144A	850,000	864,147
KLA Corporation
5.65%, 11/01/34	2,505,000	2,619,670
Kroger Co. (The)
5.00%, 09/15/34	1,115,000	1,090,054
5.50%, 09/15/54	250,000	235,984
L3Harris Technologies, Inc.
5.40%, 07/31/33	1,285,000	1,301,809
5.35%, 06/01/34	1,350,000	1,363,213
Lazard Group LLC
6.00%, 03/15/31	720,000	748,595
LBJ Infrastructure Group LLC
3.80%, 12/31/57 144A	1,000,000	695,480
LCM Investments Holdings II LLC
8.25%, 08/01/31 144A	640,000	664,932
Leidos, Inc.
5.40%, 03/15/32	660,000	664,885
5.75%, 03/15/33Δ	1,825,000	1,872,261
5.50%, 03/15/35	1,335,000	1,331,568
Liberty Utilities Co.
5.58%, 01/31/29 144A Δ	1,000,000	1,023,952
LKQ Corporation
6.25%, 06/15/33Δ	250,000	260,112
Lowe's Cos., Inc.
1.70%, 09/15/28	900,000	819,589
3.65%, 04/05/29	2,840,000	2,739,540
1.70%, 10/15/30	675,000	576,085
3.00%, 10/15/50	150,000	93,875
4.25%, 04/01/52Δ	475,000	371,860
LPL Holdings, Inc.
4.38%, 05/15/31 144A	500,000	476,270
6.00%, 05/20/34	400,000	408,495
M&T Bank Corporation
(Variable, U.S. SOFR + 1.85%), 5.05%, 01/27/34^	685,000	662,171
Maple Grove Funding Trust I
4.16%, 08/15/51 144A	495,000	343,685
Marathon Petroleum Corporation
3.80%, 04/01/28	125,000	122,152
Markel Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.66%), 6.00%, 06/01/25ρ ^	500,000	497,884
Marriott International, Inc.
4.90%, 04/15/29	325,000	327,042
4.88%, 05/15/29	455,000	457,558
4.63%, 06/15/30	600,000	595,584
2.85%, 04/15/31	950,000	845,194
5.35%, 03/15/35	100,000	99,126
5.50%, 04/15/37	1,770,000	1,751,403
Mars, Inc.
4.80%, 03/01/30 144A	2,075,000	2,087,377

	Par	Value
3.20%, 04/01/30 144A	$375,000	$352,364
5.00%, 03/01/32 144A	1,825,000	1,833,409
5.20%, 03/01/35 144A Δ	4,965,000	4,991,739
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29	500,000	498,452
5.00%, 03/15/35	1,530,000	1,514,674
Martin Marietta Materials, Inc.
5.15%, 12/01/34	280,000	278,428
3.20%, 07/15/51Δ	325,000	212,660
Masco Corporation
1.50%, 02/15/28	2,200,000	2,018,695
Medline Borrower LP
3.88%, 04/01/29 144A	700,000	654,793
Mercedes-Benz Finance North America LLC
4.90%, 11/15/27	1,400,000	1,407,206
Meritage Homes Corporation
5.65%, 03/15/35	2,100,000	2,068,826
Meta Platforms, Inc.
3.85%, 08/15/32	3,000	2,838
5.75%, 05/15/63	790,000	803,031
MetLife, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.58%), 3.85%, 09/15/25ρ Δ ^	1,000,000	990,775
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.08%), 6.35%, 03/15/55^	600,000	602,040
Metropolitan Life Global Funding I
3.45%, 12/18/26 144A	2,000,000	1,969,733
Micron Technology, Inc.
5.88%, 09/15/33	7,065,000	7,351,847
MidAmerican Energy Co.
3.65%, 04/15/29	350,000	339,468
Miter Brands Acquisition Holdco, Inc.
6.75%, 04/01/32 144A	650,000	644,639
Morgan Stanley
(Variable, U.S. SOFR + 1.30%), 5.05%, 01/28/27^	200,000	200,725
3.95%, 04/23/27	398,000	393,747
(Floating, U.S. SOFR + 1.02%), 5.39%, 04/13/28† Δ	3,100,000	3,126,194
(Variable, U.S. SOFR + 1.01%), 5.65%, 04/13/28^	800,000	816,697
(Variable, U.S. SOFR + 1.73%), 5.12%, 02/01/29^	2,400,000	2,433,338
(Variable, U.S. SOFR + 1.59%), 5.16%, 04/20/29^	2,130,000	2,159,266
(Variable, CME Term SOFR 3M + 1.89%), 4.43%, 01/23/30^	175,000	172,830
(Variable, U.S. SOFR + 1.26%), 5.66%, 04/18/30^	800,000	824,945
(Variable, U.S. SOFR + 1.11%), 5.23%, 01/15/31^	300,000	304,945
(Variable, U.S. SOFR + 1.14%), 2.70%, 01/22/31^	1,075,000	974,346
(Variable, U.S. SOFR + 1.03%), 1.79%, 02/13/32^	725,000	607,688
	Par	Value
(Variable, U.S. SOFR + 2.08%), 4.89%, 07/20/33Δ ^	$1,200,000	$1,182,561
(Variable, U.S. SOFR + 1.58%), 5.83%, 04/19/35^	8,855,000	9,180,576
(Variable, U.S. SOFR + 1.56%), 5.32%, 07/19/35^	700,000	700,357
(Variable, U.S. SOFR + 1.36%), 2.48%, 09/16/36^	1,100,000	912,273
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.80%), 5.94%, 02/07/39^	400,000	403,968
(Variable, U.S. SOFR + 1.71%), 5.52%, 11/19/55^	400,000	391,040
Motorola Solutions, Inc.
5.40%, 04/15/34	2,185,000	2,211,635
MPLX LP
4.80%, 02/15/29Δ	525,000	526,058
4.50%, 04/15/38	100,000	87,850
5.50%, 02/15/49	385,000	350,419
5.95%, 04/01/55	600,000	578,591
MSCI, Inc.
3.88%, 02/15/31 144A	1,380,000	1,284,246
3.63%, 11/01/31 144A	250,000	226,526
Mutual of Omaha Insurance Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 2.95%), 6.14%, 01/16/64 144A Δ ^	1,000,000	1,019,221
Nature Conservancy (The)
0.94%, 07/01/26	25,000	23,679
1.30%, 07/01/28	25,000	22,355
NCL Corporation, Ltd.
5.88%, 02/15/27 144A	1,370,000	1,368,987
Neogen Food Safety Corporation
8.63%, 07/20/30 144A	625,000	658,583
NetApp, Inc.
5.50%, 03/17/32	1,495,000	1,507,150
5.70%, 03/17/35	480,000	479,471
Netflix, Inc.
4.88%, 06/15/30 144A	9,290,000	9,390,988
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	965,000	890,571
2.25%, 06/01/30	1,900,000	1,681,505
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.05%), 6.38%, 08/15/55^	250,000	250,894
Niagara Mohawk Power Corporation
4.28%, 12/15/28 144A	2,000,000	1,974,508
NiSource, Inc.
3.60%, 05/01/30Δ	100,000	94,732
3.95%, 03/30/48	450,000	346,931
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/28 144A	2,200,000	2,022,617
NNN REIT, Inc. REIT
3.60%, 12/15/26	250,000	246,294

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40 144A	$300,000	$315,927
3.85%, 09/30/47 144A	250,000	191,339
NRG Energy, Inc.
7.00%, 03/15/33 144A Δ	700,000	755,220
NuStar Logistics LP
6.38%, 10/01/30Δ	700,000	708,218
Nuveen LLC
5.55%, 01/15/30 144A	150,000	154,720
5.85%, 04/15/34 144A	300,000	307,152
Occidental Petroleum Corporation
7.88%, 09/15/31Δ	395,000	444,054
5.38%, 01/01/32	1,350,000	1,331,090
6.45%, 09/15/36	125,000	128,767
Old Republic International Corporation
5.75%, 03/28/34	550,000	563,419
Omega Healthcare Investors, Inc. REIT
3.63%, 10/01/29Δ	1,600,000	1,496,917
OneMain Finance Corporation
6.63%, 01/15/28	100,000	100,827
7.88%, 03/15/30	300,000	311,209
7.50%, 05/15/31	755,000	768,854
7.13%, 11/15/31Δ	800,000	805,435
ONEOK, Inc.
5.38%, 06/01/29	100,000	101,581
6.35%, 01/15/31	1,600,000	1,700,347
5.65%, 09/01/34	100,000	100,856
Oracle Corporation
4.20%, 09/27/29	5,560,000	5,455,296
2.95%, 04/01/30	121,000	111,188
4.65%, 05/06/30Δ	625,000	623,686
2.88%, 03/25/31Δ	1,595,000	1,428,446
6.25%, 11/09/32	1,125,000	1,200,228
4.90%, 02/06/33	946,000	930,554
3.60%, 04/01/40	400,000	314,783
4.00%, 07/15/46	250,000	191,329
6.90%, 11/09/52	775,000	855,065
Otis Worldwide Corporation
2.57%, 02/15/30	25,000	22,636
5.13%, 11/19/31	325,000	328,909
Outfront Media Capital LLC
7.38%, 02/15/31 144A	800,000	833,925
Ovintiv, Inc.
6.50%, 08/15/34	240,000	250,334
Owens Corning
5.70%, 06/15/34	2,895,000	2,977,017
5.95%, 06/15/54Δ	280,000	279,971
Pacific Beacon LLC
5.51%, 07/15/36 144A	750,000	726,551
Pacific Gas and Electric Co.
3.15%, 01/01/26	1,300,000	1,283,411
2.95%, 03/01/26Δ	800,000	785,947
2.10%, 08/01/27	250,000	234,567
4.55%, 07/01/30	1,800,000	1,742,898
	Par	Value
2.50%, 02/01/31	$450,000	$386,955
6.40%, 06/15/33	2,000,000	2,091,351
5.80%, 05/15/34	2,545,000	2,571,549
3.30%, 08/01/40	125,000	92,014
PacifiCorp
5.80%, 01/15/55	1,325,000	1,294,050
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.32%), 7.38%, 09/15/55^	600,000	609,220
Paramount Global
5.90%, 10/15/40	187,000	167,267
5.25%, 04/01/44	223,000	179,513
4.90%, 08/15/44	291,000	225,739
PartnerRe Finance B LLC
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.82%), 4.50%, 10/01/50^	400,000	373,528
PayPal Holdings, Inc.
2.65%, 10/01/26Δ	50,000	48,883
2.85%, 10/01/29Δ	50,000	46,638
PennyMac Financial Services, Inc.
7.88%, 12/15/29 144A	300,000	312,353
6.88%, 02/15/33 144A	250,000	248,750
Penske Truck Leasing Co. LP
5.25%, 07/01/29 144A	2,550,000	2,582,041
Permian Resources Operating LLC
6.25%, 02/01/33 144A	1,345,000	1,340,735
Pershing Square Holdings, Ltd.
3.25%, 11/15/30	250,000	224,340
Pilgrim's Pride Corporation
3.50%, 03/01/32	3,430,000	3,019,297
Plains All American Pipeline LP
5.70%, 09/15/34	1,300,000	1,313,755
Post Holdings, Inc.
5.50%, 12/15/29 144A	825,000	802,751
6.25%, 02/15/32 144A	200,000	201,424
6.38%, 03/01/33 144A Δ	1,102,000	1,086,369
Progress Energy, Inc.
7.75%, 03/01/31	350,000	399,594
Prologis LP REIT
4.63%, 01/15/33Δ	650,000	637,666
4.20%, 02/15/33(C)	900,000	628,962
Prudential Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.23%), 6.00%, 09/01/52^	600,000	601,744
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.85%), 6.75%, 03/01/53Δ ^	400,000	417,672
Public Service Co. of Colorado
5.35%, 05/15/34	250,000	251,429
Public Service Enterprise Group, Inc.
6.13%, 10/15/33	950,000	1,002,127
Public Storage Operating Co. REIT
0.50%, 09/09/30(E)	2,000,000	1,856,629
Quanta Services, Inc.
5.25%, 08/09/34Δ	457,000	451,860

	Par	Value
Quikrete Holdings, Inc.
6.38%, 03/01/32 144A	$920,000	$926,592
Realty Income Corporation REIT
3.95%, 08/15/27	150,000	148,350
4.00%, 07/15/29Δ	750,000	730,636
Regency Centers LP REIT
2.95%, 09/15/29Δ	775,000	722,466
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	1,500,000	1,279,682
Reinsurance Group of America, Inc.
5.75%, 09/15/34	750,000	763,552
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%), 6.65%, 09/15/55^	150,000	148,073
Republic Services, Inc.
4.88%, 04/01/29	350,000	354,554
RGA Global Funding
5.50%, 01/11/31 144A	975,000	1,003,281
Roche Holdings, Inc.
4.99%, 03/08/34 144A	1,465,000	1,475,637
Rocket Mortgage LLC
4.00%, 10/15/33 144A Δ	6,090,000	5,228,831
Roper Technologies, Inc.
4.20%, 09/15/28	500,000	494,398
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/33 144A	4,840,000	4,840,734
RTX Corporation
3.95%, 08/16/25	350,000	349,215
3.50%, 03/15/27	550,000	540,550
4.13%, 11/16/28	525,000	517,798
6.10%, 03/15/34Δ	3,220,000	3,454,669
Sabine Pass Liquefaction LLC
5.00%, 03/15/27	425,000	427,091
Sabra Health Care LP REIT
3.90%, 10/15/29	1,500,000	1,410,855
Safehold GL Holdings LLC REIT
2.85%, 01/15/32	750,000	646,312
6.10%, 04/01/34	400,000	411,924
Santander Holdings U.S.A., Inc.
3.24%, 10/05/26	1,100,000	1,075,116
SBA Tower Trust REIT
1.84%, 04/15/27 144A	1,000,000	942,206
2.33%, 01/15/28 144A	2,300,000	2,143,426
Sealed Air Corporation
6.50%, 07/15/32 144A Δ	1,300,000	1,317,152
Select Medical Corporation
6.25%, 12/01/32 144A Δ	865,000	843,755
Selective Insurance Group, Inc.
5.90%, 04/15/35	300,000	302,769
Sempra
3.40%, 02/01/28	275,000	265,800
Sensata Technologies, Inc.
3.75%, 02/15/31 144A	1,210,000	1,058,074
Service Corporation International
5.75%, 10/15/32Δ	338,000	332,587
ServiceNow, Inc.
1.40%, 09/01/30	675,000	569,862
	Par	Value
Sherwin-Williams Co. (The)
2.95%, 08/15/29	$475,000	$442,382
Skyworks Solutions, Inc.
1.80%, 06/01/26	2,200,000	2,118,361
Smithfield Foods, Inc.
5.20%, 04/01/29 144A	650,000	649,268
2.63%, 09/13/31 144A	250,000	212,699
Sodexo, Inc.
2.72%, 04/16/31 144A	2,000,000	1,745,910
Solventum Corporation
5.40%, 03/01/29	780,000	795,911
5.60%, 03/23/34	715,000	725,076
Sotheby's
5.88%, 06/01/29 144A	325,000	286,959
Southern California Edison Co.
3.70%, 08/01/25	2,800,000	2,790,409
4.20%, 03/01/29	400,000	389,037
Southern California Gas Co.
2.95%, 04/15/27	2,100,000	2,039,446
Southern Co. (The)
5.70%, 03/15/34	2,835,000	2,929,546
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.92%), 3.75%, 09/15/51^	150,000	146,032
Southern Co. Gas Capital Corporation
3.25%, 06/15/26	300,000	295,764
4.95%, 09/15/34	1,400,000	1,363,667
Southern Power Co.
0.90%, 01/15/26	2,200,000	2,134,966
Spire Missouri, Inc.
5.15%, 08/15/34Δ	800,000	806,186
Sprint Capital Corporation
6.88%, 11/15/28	1,500,000	1,601,868
8.75%, 03/15/32	1,205,000	1,449,846
Standard Industries, Inc.
5.00%, 02/15/27 144A	200,000	197,035
Starbucks Corporation
4.00%, 11/15/28Δ	475,000	467,711
2.55%, 11/15/30	1,900,000	1,695,355
Starwood Property Trust, Inc.
7.25%, 04/01/29 144A Δ	1,820,000	1,868,046
6.50%, 07/01/30 144A	555,000	555,890
State Street Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.61%), 6.70%, 03/15/29ρ Δ ^	950,000	976,379
(Variable, U.S. SOFR + 2.65%), 3.15%, 03/30/31^	50,000	46,474
Steel Dynamics, Inc.
1.65%, 10/15/27	275,000	255,866
5.25%, 05/15/35	785,000	777,842
5.75%, 05/15/55	600,000	581,807
Stellantis Finance U.S., Inc.
5.75%, 03/18/30 144A	500,000	499,932
Stewart Information Services Corporation
3.60%, 11/15/31Δ	3,360,000	3,005,028

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Stifel Financial Corporation
4.00%, 05/15/30	$1,900,000	$1,818,085
Stolthaven Houston, Inc.
5.98%, 07/17/34†††	600,000	601,881
Stryker Corporation
4.63%, 09/11/34Δ	1,900,000	1,850,855
Sunoco LP
7.00%, 05/01/29 144A	310,000	317,385
7.25%, 05/01/32 144A	240,000	248,067
6.25%, 07/01/33 144A	455,000	455,790
Synchrony Financial
(Variable, U.S. SOFR + 1.68%), 5.45%, 03/06/31^	520,000	516,477
Synopsys, Inc.
5.00%, 04/01/32	776,000	778,256
5.15%, 04/01/35Δ	1,298,000	1,305,331
5.70%, 04/01/55	895,000	889,291
Sysco Corporation
6.60%, 04/01/40	625,000	685,717
Targa Resources Corporation
4.20%, 02/01/33	330,000	305,172
6.50%, 03/30/34	4,090,000	4,369,202
5.50%, 02/15/35	400,000	397,846
Targa Resources Partners LP
6.50%, 07/15/27	355,000	356,546
6.88%, 01/15/29Δ	924,000	945,140
TD SYNNEX Corporation
6.10%, 04/12/34	4,200,000	4,322,520
Terex Corporation
6.25%, 10/15/32 144A	520,000	504,994
Textron, Inc.
2.45%, 03/15/31	1,700,000	1,484,082
6.10%, 11/15/33	2,810,000	2,965,762
The Campbell's Company
5.40%, 03/21/34Δ	1,404,000	1,415,339
Time Warner Cable LLC
6.55%, 05/01/37	25,000	24,814
5.88%, 11/15/40	100,000	91,767
4.50%, 09/15/42	1,235,000	941,587
T-Mobile U.S.A., Inc.
3.75%, 04/15/27	1,800,000	1,774,174
3.88%, 04/15/30	146,000	140,007
2.55%, 02/15/31	1,200,000	1,058,224
5.20%, 01/15/33	4,475,000	4,512,153
5.75%, 01/15/34	8,350,000	8,702,019
3.00%, 02/15/41	325,000	235,936
Toyota Motor Credit Corporation
(Floating, U.S. SOFR + 0.77%), 5.16%, 08/07/26†	1,200,000	1,205,038
5.05%, 05/16/29	7,885,000	8,029,333
TPG Operating Group II LP
5.88%, 03/05/34	629,000	644,284
TransDigm, Inc.
6.63%, 03/01/32 144A	150,000	152,099
6.00%, 01/15/33 144A	300,000	295,615
Travel + Leisure Co.
4.63%, 03/01/30 144A	1,465,000	1,369,868
	Par	Value
Trimble, Inc.
6.10%, 03/15/33	$2,740,000	$2,871,774
TriNet Group, Inc.
7.13%, 08/15/31 144A	1,455,000	1,478,890
Trinity Industries, Inc.
7.75%, 07/15/28 144A	750,000	777,980
Truist Financial Corporation
(Variable, U.S. SOFR + 2.05%), 6.05%, 06/08/27^	215,000	218,641
Trustage Financial Group, Inc.
4.63%, 04/15/32 144A	1,300,000	1,220,911
Tyson Foods, Inc.
5.70%, 03/15/34	100,000	102,515
U.S. Bancorp
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.54%), 3.70%, 01/15/27ρ Δ ^	775,000	737,418
(Variable, U.S. SOFR + 2.02%), 5.78%, 06/12/29^	580,000	598,264
(Variable, U.S. SOFR + 2.09%), 5.85%, 10/21/33^	2,075,000	2,151,296
Uber Technologies, Inc.
4.50%, 08/15/29 144A Δ	2,740,000	2,696,759
UDR, Inc. REIT
3.20%, 01/15/30	1,200,000	1,119,682
2.10%, 08/01/32	150,000	122,204
United Rentals North America, Inc.
6.13%, 03/15/34 144A	1,880,000	1,883,526
United Wholesale Mortgage LLC
5.50%, 04/15/29 144A Δ	1,000,000	964,964
UnitedHealth Group, Inc.
2.75%, 05/15/40	700,000	506,064
5.05%, 04/15/53	560,000	507,481
Universal Health Services, Inc.
2.65%, 10/15/30	700,000	613,854
Ventas Realty LP REIT
3.00%, 01/15/30	1,700,000	1,562,075
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30 144A	475,000	482,428
3.88%, 11/01/33 144A	910,000	783,929
Venture Global LNG, Inc.
9.50%, 02/01/29 144A	400,000	429,174
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.44%), 9.00%, 09/30/29 144A ρ ^	450,000	427,400
7.00%, 01/15/30 144A Δ	20,000	19,718
8.38%, 06/01/31 144A	645,000	654,614
9.88%, 02/01/32 144A	150,000	159,407
Veralto Corporation
5.45%, 09/18/33	3,255,000	3,320,963
Verisk Analytics, Inc.
5.25%, 03/15/35	820,000	819,572
Verizon Communications, Inc.
1.75%, 01/20/31	650,000	549,814
2.55%, 03/21/31	1,000,000	881,453
VFH Parent LLC
7.50%, 06/15/31 144A	1,340,000	1,377,871

	Par	Value
Viper Energy, Inc.
7.38%, 11/01/31 144A Δ	$750,000	$785,128
Vistra Operations Co. LLC
5.70%, 12/30/34 144A	235,000	234,005
VMware LLC
4.65%, 05/15/27	700,000	701,834
3.90%, 08/21/27	500,000	491,375
1.80%, 08/15/28Δ	225,000	205,178
2.20%, 08/15/31	600,000	510,251
Volkswagen Group of America Finance LLC
5.35%, 03/27/30 144A	900,000	897,850
5.65%, 03/25/32 144A Δ	900,000	896,570
Vontier Corporation
2.40%, 04/01/28	700,000	646,385
Vulcan Materials Co.
5.35%, 12/01/34	935,000	943,925
Warnermedia Holdings, Inc.
4.05%, 03/15/29	2,776,000	2,615,390
4.28%, 03/15/32	350,000	308,481
5.14%, 03/15/52	347,000	253,159
Waste Management, Inc.
1.15%, 03/15/28	250,000	228,744
4.95%, 07/03/31	788,000	802,534
4.95%, 03/15/35	1,205,000	1,199,633
Wells Fargo & Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.45%), 3.90%, 03/15/26ρ ^	1,050,000	1,029,735
(Variable, U.S. SOFR + 1.56%), 4.54%, 08/15/26^	1,700,000	1,699,340
3.00%, 10/23/26	1,000,000	978,172
4.30%, 07/22/27	1,125,000	1,120,553
(Floating, U.S. SOFR + 1.07%), 5.44%, 04/22/28†	2,600,000	2,620,042
(Variable, U.S. SOFR + 1.07%), 5.71%, 04/22/28^	1,900,000	1,941,731
(Variable, U.S. SOFR + 1.98%), 4.81%, 07/25/28^	1,800,000	1,806,054
4.15%, 01/24/29	125,000	123,279
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.77%), 6.85%, 09/15/29ρ Δ ^	750,000	780,158
(Variable, U.S. SOFR + 1.50%), 5.20%, 01/23/30^	3,100,000	3,152,627
(Variable, U.S. SOFR + 1.11%), 5.24%, 01/24/31^	1,895,000	1,927,175
(Variable, U.S. SOFR + 2.10%), 4.90%, 07/25/33^	1,953,000	1,925,479
(Variable, U.S. SOFR + 2.02%), 5.39%, 04/24/34^	2,000,000	2,014,461
Welltower OP LLC REIT
4.25%, 04/01/26	898,000	895,610
WESCO Distribution, Inc.
6.63%, 03/15/32 144A Δ	190,000	192,977
6.38%, 03/15/33 144A	170,000	171,002
Western Digital Corporation
4.75%, 02/15/26	825,000	820,892
	Par	Value
Western Midstream Operating LP
5.45%, 11/15/34	$2,910,000	$2,844,624
5.45%, 04/01/44	75,000	67,030
5.30%, 03/01/48	45,000	38,665
Westinghouse Air Brake Technologies Corporation
5.61%, 03/11/34Δ	100,000	102,666
Whirlpool Corporation
5.75%, 03/01/34Δ	300,000	294,213
Whistler Pipeline LLC
5.70%, 09/30/31 144A	850,000	860,328
William Carter Co. (The)
5.63%, 03/15/27 144A	550,000	547,208
Williams Cos., Inc. (The)
5.65%, 03/15/33	525,000	538,163
Workday, Inc.
3.70%, 04/01/29	325,000	313,358
3.80%, 04/01/32	225,000	208,341
WP Carey, Inc. REIT
3.85%, 07/15/29	900,000	865,895
WRKCo, Inc.
4.00%, 03/15/28	1,100,000	1,078,901
Yum! Brands, Inc.
4.63%, 01/31/32	1,450,000	1,354,024
ZF North America Capital, Inc.
6.88%, 04/23/32 144A	1,065,000	989,341
Total Corporate Bonds (Cost $833,771,741)		820,565,520
FOREIGN BONDS — 10.8%
Armenia — 0.0%
Republic of Armenia International Bond
6.75%, 03/12/35 144A	270,000	260,286
Australia — 0.2%
Alumina Pty, Ltd.
6.13%, 03/15/30 144A	1,210,000	1,207,917
6.38%, 09/15/32 144A	380,000	374,006
Macquarie Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.70%), 3.05%, 03/03/36 144A ^	225,000	196,901
Macquarie Group, Ltd.
(Variable, U.S. SOFR + 0.91%), 1.63%, 09/23/27 144A ^	850,000	813,507
(Variable, U.S. SOFR + 1.53%), 2.87%, 01/14/33 144A ^	600,000	516,474
(Variable, U.S. SOFR + 2.41%), 4.44%, 06/21/33 144A ^	650,000	619,840
National Australia Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 5.90%, 01/14/36 144A Δ ^	550,000	558,446

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Westpac Banking Corporation
(Variable, USD SOFR ICE Swap Rate 5Y + 2.24%), 4.32%, 11/23/31^	$175,000	$173,561
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 07/24/34^	275,000	262,869
		4,723,521
Bermuda — 0.1%
DaVinciRe Holdings, Ltd.
5.95%, 04/15/35 144A Δ	950,000	953,285
RenaissanceRe Holdings, Ltd.
5.80%, 04/01/35	600,000	615,054
		1,568,339
Brazil — 1.1%
Brazil Letras do Tesouro Nacional
0.00%, 10/01/25(B) »	169,837,000	27,773,407
Brazilian Government International Bond
6.13%, 03/15/34Δ	400,000	389,848
6.63%, 03/15/35	650,000	647,527
5.00%, 01/27/45	1,005,000	763,599
7.13%, 05/13/54	800,000	766,800
Raizen Fuels Finance SA
5.70%, 01/17/35Δ	200,000	190,180
6.70%, 02/25/37 144A Δ	440,000	440,737
6.95%, 03/05/54 144A	380,000	370,711
Vale Overseas, Ltd.
6.40%, 06/28/54Δ	980,000	968,102
		32,310,911
Canada — 1.4%
1011778 BC ULC
6.13%, 06/15/29 144A	475,000	478,462
5.63%, 09/15/29 144A	1,045,000	1,035,786
4.00%, 10/15/30 144A	605,000	548,051
Alimentation Couche-Tard, Inc.
3.55%, 07/26/27 144A	75,000	73,313
Bell Telephone Co. of Canada
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.36%), 7.00%, 09/15/55^	550,000	550,928
Brookfield Finance, Inc.
5.68%, 01/15/35Δ	550,000	562,998
3.50%, 03/30/51	800,000	551,455
Canadian Natural Resources, Ltd.
5.40%, 12/15/34 144A	2,205,000	2,179,663
CGI, Inc.
1.45%, 09/14/26	2,300,000	2,200,031
Constellation Software, Inc.
5.46%, 02/16/34 144A	1,476,000	1,503,212
CPPIB Capital, Inc.
4.30%, 06/02/34(C)	2,500,000	1,840,659
Element Fleet Management Corporation
6.32%, 12/04/28 144A	350,000	368,268
Enbridge, Inc.
2.50%, 08/01/33	850,000	695,821
	Par	Value
5.63%, 04/05/34	$400,000	$406,520
Fairfax Financial Holdings, Ltd.
4.85%, 04/17/28	400,000	400,830
5.63%, 08/16/32	800,000	817,551
6.00%, 12/07/33	500,000	521,254
First Quantum Minerals, Ltd.
9.38%, 03/01/29 144A	1,290,000	1,358,236
GFL Environmental, Inc.
6.75%, 01/15/31 144A	190,000	196,092
Intact Financial Corporation
5.46%, 09/22/32 144A	600,000	605,750
Novelis, Inc.
6.88%, 01/30/30 144A Δ	175,000	177,618
Parkland Corporation
6.63%, 08/15/32 144A	800,000	800,222
Province of British Columbia Canada
4.15%, 06/18/34(C)	2,600,000	1,887,943
Province of Ontario Canada
3.65%, 06/02/33(C)	3,600,000	2,545,342
Province of Quebec Canada
0.60%, 07/23/25	3,990,000	3,942,482
3.60%, 09/01/33(C)	6,500,000	4,565,832
4.45%, 09/01/34(C)	12,700,000	9,424,899
Rogers Communications, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.62%), 7.13%, 04/15/55^	150,000	149,548
Toronto-Dominion Bank (The)
4.46%, 06/08/32Δ	775,000	748,476
Triton Container International, Ltd.
3.15%, 06/15/31 144A Δ	564,000	489,725
3.25%, 03/15/32	975,000	837,335
		42,464,302
Cayman Islands — 0.1%
AP Grange Holdings LLC
5.00%, 03/20/45†††	300,000	324,000
6.50%, 03/20/45†††	2,706,484	2,760,614
		3,084,614
Chile — 0.1%
Chile Government International Bond
4.95%, 01/05/36	1,611,005	1,565,494
China — 0.1%
Avolon Holdings Funding, Ltd.
2.13%, 02/21/26 144A	2,500,000	2,441,375
5.38%, 05/30/30 144A	430,000	430,712
		2,872,087
Colombia — 0.1%
Colombia Government International Bond
8.00%, 11/14/35	1,345,000	1,354,415
Ecopetrol SA
8.63%, 01/19/29	90,000	95,530
6.88%, 04/29/30	40,000	39,785
7.75%, 02/01/32	120,000	117,876
8.88%, 01/13/33	110,000	113,599

	Par	Value
8.38%, 01/19/36	$535,000	$521,613
		2,242,818
Costa Rica — 0.0%
Costa Rica Government International Bond
7.16%, 03/12/45	1,425,000	1,466,653
Denmark — 0.1%
Danske Bank A/S
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.35%), 1.62%, 09/11/26 144A Δ ^	1,800,000	1,775,943
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.40%), 5.71%, 03/01/30 144A ^	2,100,000	2,161,477
		3,937,420
Dominican Republic — 0.0%
Dominican Republic International Bond
7.05%, 02/03/31	258,000	267,482
6.60%, 06/01/36 144A	198,000	197,465
		464,947
Finland — 0.0%
Nokia OYJ
4.38%, 06/12/27	9,000	8,898
France — 0.5%
BNP Paribas SA
(Variable, U.S. SOFR + 1.61%), 1.90%, 09/30/28 144A ^	1,800,000	1,677,142
(Variable, U.S. SOFR + 1.59%), 5.50%, 05/20/30 144A ^	280,000	285,057
BPCE SA
(Variable, U.S. SOFR + 1.98%), 6.61%, 10/19/27 144A ^	1,500,000	1,541,008
4.63%, 09/12/28 144A	375,000	372,336
(Variable, U.S. SOFR + 1.31%), 2.28%, 01/20/32 144A ^	375,000	317,424
(Variable, U.S. SOFR + 2.87%), 5.75%, 07/19/33 144A ^	600,000	605,687
(Variable, U.S. SOFR + 2.59%), 7.00%, 10/19/34 144A ^	1,000,000	1,089,591
Credit Agricole SA
(Variable, U.S. SOFR + 1.68%), 1.91%, 06/16/26 144A ^	1,775,000	1,764,229
(Floating, U.S. SOFR + 1.21%), 5.62%, 09/11/28 144A † Δ	900,000	907,578
(Variable, U.S. SOFR + 1.69%), 5.34%, 01/10/30 144A Δ ^	950,000	964,190
(Variable, U.S. SOFR + 2.67%), 6.25%, 01/10/35 144A ^	2,810,000	2,874,607
Opal Bidco SAS
6.50%, 03/31/32 144A	1,720,000	1,720,000
SNF Group SACA
3.38%, 03/15/30 144A	425,000	375,688
	Par	Value
Societe Generale SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.52%, 01/19/28 144A ^	$950,000	$959,663
		15,454,200
Germany — 0.4%
Deutsche Bank AG
(Variable, U.S. SOFR + 3.19%), 6.12%, 07/14/26^	1,800,000	1,805,966
(Variable, 1.85% - Euribor 3M), 1.38%, 09/03/26(E) ^	1,500,000	1,611,153
(Variable, U.S. SOFR + 1.87%), 2.13%, 11/24/26^	450,000	441,967
(Variable, 2.05% - Euribor 3M), 1.75%, 11/19/30(E) Δ ^	900,000	897,127
(Variable, 2.05% - Euribor 3M), 1.75%, 11/19/30(E) Δ ^	800,000	797,446
(Variable, U.S. SOFR + 2.05%), 5.40%, 09/11/35Δ ^	300,000	292,613
Kreditanstalt fuer Wiederaufbau
5.13%, 09/29/25	3,840,000	3,854,233
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.98%), 5.88%, 05/23/42 144A ^	1,200,000	1,225,365
		10,925,870
Hong Kong — 0.0%
AIA Group, Ltd.
3.90%, 04/06/28 144A Δ	200,000	196,905
Hungary — 0.0%
Hungary Government International Bond
6.13%, 05/22/28Δ	500,000	513,795
3.13%, 09/21/51	1,290,000	769,786
		1,283,581
Ireland — 0.4%
AerCap Ireland Capital DAC
6.50%, 07/15/25	290,000	290,859
2.45%, 10/29/26	800,000	773,270
3.00%, 10/29/28	800,000	751,971
6.15%, 09/30/30	2,095,000	2,211,867
3.30%, 01/30/32	4,460,000	3,953,310
SMBC Aviation Capital Finance DAC
5.30%, 04/03/29 144A	1,275,000	1,293,801
5.10%, 04/01/30 144A	785,000	787,114
Smurfit Kappa Treasury ULC
5.44%, 04/03/34 144A	350,000	352,339
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31Δ	843,000	747,766
		11,162,297

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Israel — 0.2%
Energean Israel Finance, Ltd.
5.38%, 03/30/28 144A	$940,000	$898,873
Israel Government International Bond
5.38%, 03/12/29	2,000,000	2,017,785
5.63%, 02/19/35	1,300,000	1,293,022
Leviathan Bond, Ltd.
6.13%, 06/30/25 144A	315,000	314,885
6.50%, 06/30/27 144A	45,000	44,474
		4,569,039
Italy — 0.2%
Cassa Depositi e Prestiti SpA
5.88%, 04/30/29 144A	4,400,000	4,573,661
UniCredit SpA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.55%), 3.13%, 06/03/32 144A ^	800,000	712,472
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.75%), 5.46%, 06/30/35 144A ^	275,000	270,316
		5,556,449
Ivory Coast — 0.0%
Ivory Coast Government International Bond
8.08%, 04/01/36 144A	1,380,000	1,324,497
Japan — 1.0%
Aircastle, Ltd.
6.50%, 07/18/28 144A	1,820,000	1,896,825
5.25%, 03/15/30 144A	285,000	284,159
Dai-ichi Life Insurance Co., Ltd. (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.52%), 6.20%, 01/16/35 144A ρ ^	550,000	553,105
Japan Government Forty Year Bond
2.20%, 03/20/64(J)	508,000,000	3,013,702
Japan Government Thirty Year Bond
2.30%, 12/20/54(J)	330,000,000	2,118,880
Japan Government Twenty Year Bond
2.00%, 12/20/44(J)	430,000,000	2,777,074
Meiji Yasuda Life Insurance Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.03%), 5.80%, 09/11/54 144A ^	232,000	229,255
Mitsubishi UFJ Financial Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%), 5.13%, 07/20/33^	1,250,000	1,253,149
Mizuho Financial Group, Inc.
(Variable, CME Term SOFR 3M + 1.09%), 2.23%, 05/25/26^	1,600,000	1,594,092
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.05%), 5.41%, 09/13/28Δ ^	1,700,000	1,733,421
	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.25%), 3.26%, 05/22/30Δ ^	$2,100,000	$1,978,317
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 5.59%, 07/10/35Δ ^	1,800,000	1,843,413
Nippon Life Insurance Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.59%), 5.95%, 04/16/54 144A Δ ^	1,000,000	1,006,296
Nissan Motor Co., Ltd.
3.52%, 09/17/25 144A	2,100,000	2,078,121
Nomura Holdings, Inc.
2.61%, 07/14/31	270,000	233,233
Sumitomo Mitsui Financial Group, Inc.
1.90%, 09/17/28Δ	2,300,000	2,104,943
5.42%, 07/09/31	1,300,000	1,336,910
5.77%, 01/13/33Δ	1,740,000	1,812,286
Sumitomo Mitsui Trust Bank, Ltd.
5.20%, 03/07/27 144A	1,700,000	1,724,100
		29,571,281
Jersey — 0.0%
Ardonagh Finco, Ltd.
6.88%, 02/15/31(E) 144A	300,000	331,689
7.75%, 02/15/31 144A	200,000	203,894
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/40	830,246	679,864
		1,215,447
Luxembourg — 0.1%
ArcelorMittal SA
6.80%, 11/29/32	485,000	522,236
6.75%, 03/01/41	1,415,000	1,475,444
		1,997,680
Malaysia — 0.0%
Petronas Capital, Ltd.
4.95%, 01/03/31 144A	470,000	472,079
5.34%, 04/03/35 144A	460,000	463,356
		935,435
Mexico — 0.4%
Cemex SAB de CV
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.53%), 5.13%, 06/08/26 144A ρ ^	615,000	602,621
3.88%, 07/11/31 144A	4,675,000	4,189,885
Mexico City Airport Trust
3.88%, 04/30/28 144A Δ	360,000	344,198
Mexico Government International Bond
6.00%, 05/13/30	600,000	612,731
4.75%, 04/27/32	2,300,000	2,145,233
6.35%, 02/09/35	430,000	431,810
5.13%, 05/04/37(E)	895,000	939,941

	Par	Value
6.88%, 05/13/37	$905,000	$928,168
3.77%, 05/24/61	2,232,000	1,304,046
		11,498,633
Morocco — 0.1%
Morocco Government International Bond
4.75%, 04/02/35(E) 144A	550,000	589,464
OCP SA
6.75%, 05/02/34 144A	880,000	905,547
7.50%, 05/02/54Δ	880,000	902,980
		2,397,991
Netherlands — 0.6%
ABN AMRO Bank NV
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 2.47%, 12/13/29 144A ^	2,500,000	2,305,277
Alcoa Nederland Holding BV
7.13%, 03/15/31 144A Δ	400,000	412,090
Argentum Netherlands BV for Swiss Re, Ltd.
(Variable, ICE LIBOR USD 3M + 3.78%), 5.63%, 08/15/52Δ ^	900,000	902,250
Cooperatieve Rabobank UA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.66%, 08/22/28 144A ^	1,700,000	1,698,390
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.12%), 5.45%, 03/05/30 144A Δ ^	2,200,000	2,253,102
Enel Finance International NV
5.00%, 06/15/32 144A	1,200,000	1,182,260
ING Groep NV
4.63%, 01/06/26 144A	1,600,000	1,602,273
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.40%, 07/01/26 144A ^	1,000,000	991,937
(Variable, U.S. SOFR + 1.77%), 5.55%, 03/19/35^	2,600,000	2,622,626
(Variable, U.S. SOFR + 1.61%), 5.53%, 03/25/36^	200,000	200,397
NXP BV
2.70%, 05/01/25	1,700,000	1,697,018
3.88%, 06/18/26	1,500,000	1,487,055
3.40%, 05/01/30	250,000	232,854
2.50%, 05/11/31	200,000	173,304
Petrobras Global Finance BV
6.00%, 01/13/35Δ	240,000	227,929
Prosus NV
3.83%, 02/08/51 144A	200,000	128,638
		18,117,400
	Par	Value
New Zealand — 0.1%
ANZ Bank New Zealand, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.50%), 5.90%, 07/10/34 144A Δ ^	$1,350,000	$1,388,491
ASB Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.25%), 5.28%, 06/17/32 144A ^	600,000	602,957
		1,991,448
Nigeria — 0.1%
Nigeria Government International Bond
10.38%, 12/09/34 144A	1,725,000	1,734,434
Norway — 0.2%
Aker BP ASA
4.00%, 01/15/31 144A	4,725,000	4,420,112
Var Energi ASA
8.00%, 11/15/32 144A	2,610,000	2,940,804
		7,360,916
Panama — 0.1%
Panama Government International Bond
6.40%, 02/14/35	1,105,000	1,039,473
8.00%, 03/01/38	800,000	826,000
4.50%, 04/16/50Δ	250,000	159,600
6.85%, 03/28/54	240,000	210,540
		2,235,613
Peru — 0.0%
Peruvian Government International Bond
5.38%, 02/08/35	100,000	98,295
2.78%, 12/01/60	10,000	5,459
3.23%, 07/28/21~	50,000	26,965
		130,719
Poland — 0.0%
Republic of Poland Government International Bond
5.13%, 09/18/34	610,000	605,248
Qatar — 0.0%
Qatar Government International Bond
5.10%, 04/23/48Δ	1,000,000	959,277
Romania — 0.2%
Romanian Government International Bond
3.00%, 02/27/27 144A	2,200,000	2,117,303
3.62%, 05/26/30(E) 144A	250,000	252,813
5.88%, 07/11/32(E) 144A	360,000	385,021
2.00%, 04/14/33(E)	2,400,000	1,934,722

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
6.38%, 01/30/34	$70,000	$67,637
6.25%, 09/10/34(E) 144A	805,000	864,680
5.75%, 03/24/35 144A	1,274,000	1,153,446
3.38%, 01/28/50(E) 144A	60,000	38,924
3.38%, 01/28/50(E)	70,000	45,412
		6,859,958
Saudi Arabia — 0.0%
Saudi Arabian Oil Co.
5.75%, 07/17/54 144A	290,000	274,186
Saudi Government International Bond
5.38%, 01/13/31 144A	600,000	615,180
		889,366
Singapore — 0.0%
Greenko Power II, Ltd.
4.30%, 12/13/28 144A Δ	167,000	154,598
South Africa — 0.2%
Republic of South Africa Government Bond
9.00%, 01/31/40(S)	91,625,000	4,130,740
Republic of South Africa Government International Bond
4.30%, 10/12/28	280,000	264,296
5.88%, 04/20/32	360,000	342,688
7.30%, 04/20/52	370,000	327,455
		5,065,179
South Korea — 0.1%
Export-Import Bank of Korea
5.13%, 01/11/33	200,000	205,057
Korea Hydro & Nuclear Power Co., Ltd.
4.25%, 07/27/27 144A	250,000	249,460
LG Energy Solution, Ltd.
5.50%, 07/02/34 144A Δ	1,300,000	1,271,286
		1,725,803
Spain — 0.1%
Banco Santander SA
3.31%, 06/27/29	400,000	378,544
2.75%, 12/03/30	200,000	173,907
5.44%, 07/15/31	1,000,000	1,025,441
6.92%, 08/08/33	1,200,000	1,273,547
		2,851,439
Supranational — 0.2%
European Union
2.88%, 10/05/29(E) Δ	6,300,000	6,894,984
Switzerland — 0.5%
UBS Group AG
4.28%, 01/09/28 144A	1,800,000	1,777,857
(Variable, ICE LIBOR USD 3M + 1.41%), 3.87%, 01/12/29 144A ^	425,000	415,219
(Variable, U.S. SOFR + 3.73%), 4.19%, 04/01/31 144A ^	2,650,000	2,555,560
(Variable, U.S. SOFR + 1.73%), 3.09%, 05/14/32 144A ^	395,000	351,751
	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.40%), 4.99%, 08/05/33 144A ^	$600,000	$589,500
(Variable, U.S. SOFR + 3.92%), 6.54%, 08/12/33 144A ^	3,900,000	4,180,188
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.76%), 9.25%, 11/13/33 144A ρ ^	220,000	251,615
(Variable, U.S. SOFR + 5.02%), 9.02%, 11/15/33 144A ^	700,000	855,663
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.77%), 5.70%, 02/08/35 144A ^	5,220,000	5,354,700
		16,332,053
Turkey — 0.1%
Turkiye Government Bond
37.00%, 02/18/26(T)	62,895,000	1,563,144
Turkiye Government International Bond
6.50%, 01/03/35	2,040,000	1,900,213
		3,463,357
United Arab Emirates — 0.1%
Abu Dhabi Developmental Holding Co. PJSC
5.50%, 05/08/34 144A	1,000,000	1,038,139
Adnoc Murban Rsc, Ltd.
4.25%, 09/11/29 144A	2,500,000	2,456,794
		3,494,933
United Kingdom — 1.5%
Anglo American Capital PLC
5.75%, 04/05/34 144A Δ	1,000,000	1,014,776
BAE Systems PLC
5.30%, 03/26/34 144A	2,925,000	2,962,640
Barclays PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.05%), 7.33%, 11/02/26^	525,000	532,620
(Variable, U.S. SOFR + 1.88%), 6.50%, 09/13/27^	1,900,000	1,946,795
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.30%), 7.39%, 11/02/28^	1,000,000	1,062,523
(Variable, ICE LIBOR USD 3M + 1.90%), 4.97%, 05/16/29^	1,500,000	1,505,155
BP Capital Markets PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.40%), 4.88%, 03/22/30ρ Δ ^	650,000	623,766
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%), 6.45%, 12/01/33ρ ^	350,000	357,980
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.92%), 6.13%, 03/18/35ρ Δ ^	800,000	789,279
CK Hutchison International 23, Ltd.
4.75%, 04/21/28 144A	200,000	200,519

	Par	Value
Hammerson PLC REIT
3.50%, 10/27/25(U)	$100,000	$127,953
Harbour Energy PLC
6.33%, 04/01/35 144A	500,000	498,176
HSBC Holdings PLC
(Variable, U.S. SOFR + 1.97%), 6.16%, 03/09/29^	2,650,000	2,746,961
(Variable, CME Term SOFR 3M + 1.80%), 4.58%, 06/19/29^	1,700,000	1,685,358
(Variable, U.S. SOFR + 1.46%), 5.55%, 03/04/30^	2,100,000	2,146,362
4.95%, 03/31/30	200,000	200,726
(Variable, U.S. SOFR + 1.29%), 5.13%, 03/03/31^	350,000	351,165
(Variable, U.S. SOFR + 1.19%), 2.80%, 05/24/32^	2,190,000	1,916,260
(Variable, U.S. SOFR + 3.02%), 7.40%, 11/13/34^	1,980,000	2,177,458
Lloyds Bank PLC
0.00%, 04/02/32 STEP	2,000,000	1,399,153
Lloyds Banking Group PLC
4.38%, 03/22/28	2,200,000	2,181,024
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 5.87%, 03/06/29^	600,000	618,957
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.20%), 5.59%, 11/26/35^	200,000	200,967
Macquarie Airfinance Holdings, Ltd.
5.20%, 03/27/28 144A	865,000	866,344
6.40%, 03/26/29 144A	775,000	801,945
Nationwide Building Society
4.85%, 07/27/27 144A	650,000	654,785
NatWest Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.85%), 7.47%, 11/10/26^	600,000	609,933
(Variable, ICE LIBOR USD 3M + 1.91%), 5.08%, 01/27/30^	2,900,000	2,919,307
Rio Tinto Finance U.S.A. PLC
5.25%, 03/14/35	250,000	252,015
5.75%, 03/14/55	250,000	250,592
Royalty Pharma PLC
1.20%, 09/02/25	1,000,000	984,597
5.40%, 09/02/34Δ	947,000	936,492
Santander UK Group Holdings PLC
(Variable, U.S. SOFR + 2.75%), 6.83%, 11/21/26^	300,000	303,791
(Variable, ICE LIBOR USD 3M + 1.40%), 3.82%, 11/03/28^	2,300,000	2,238,304
(Variable, U.S. SOFR Index + 1.55%), 4.86%, 09/11/30^	1,200,000	1,189,010
(Variable, U.S. SOFR + 1.48%), 2.90%, 03/15/32^	1,200,000	1,056,527
Standard Chartered PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.30%), 3.27%, 02/18/36 144A ^	680,000	601,613
	Par	Value
United Kingdom Gilt
4.13%, 01/29/27(U)	$2,760,000	$3,561,094
Vodafone Group PLC
5.88%, 06/28/64	1,300,000	1,247,623
		45,720,545
Uruguay — 0.0%
Uruguay Government International Bond
8.50%, 03/15/28(UYU)	31,840,000	738,564
9.75%, 07/20/33(UYU)	32,470,000	781,222
		1,519,786
Uzbekistan — 0.1%
Republic of Uzbekistan International Bond
5.38%, 05/29/27(E) 144A	735,000	804,461
5.10%, 02/25/29(E) 144A	280,000	302,181
6.90%, 02/28/32 144A	1,610,000	1,597,480
6.95%, 05/25/32 144A	540,000	535,580
		3,239,702
Total Foreign Bonds (Cost $328,294,533)		326,406,353
LOAN AGREEMENTS — 1.1%
AL GCX Holdings LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%, 0.50% Floor), 6.31%, 05/17/29†	996,004	993,867
Alliant Holdings Intermediate LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%), 7.07%, 09/19/31†	547,250	544,514
Aramark Intermediate HoldCo Corporation U.S. Term B-7 Loan
0.00%, 04/06/28† Σ	140,000	140,219
Aramark Intermediate HoldCo Corporation U.S. Term B-8 Loan
0.00%, 06/22/30† Σ	945,375	945,187
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 6.32%, 06/22/30†	345,625	347,020
Arcosa, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 6.57%, 08/12/31†	798,000	798,499
Arsenal AIC Parent LLC 2024-A Refinancing Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 3.25%), 7.61%, 08/18/30†	792,020	794,000
Asurion LLC New B-12 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.25%), 8.57%, 09/19/30†	497,500	491,866

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Bombardier Recreational Products, Inc. 2023 Replacement Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 7.07%, 12/13/29†	$244,403	$242,701
Boost Newco Borrower LLC USD Term B-2 Loan
(Floating, ICE CME Term SOFR USD 3M + 2.00%), 6.30%, 01/31/31†	748,125	744,152
Brown Group Holding LLC Incremental Term B-2 Facility
(Floating, ICE CME Term SOFR USD 3M + 2.50%, 0.50% Floor), 6.79%, 07/01/31†	438,167	436,046
(Floating, ICE CME Term SOFR USD 3M + 2.50%, 0.50% Floor), 6.81%, 07/01/31†	207,921	206,915
(Floating, ICE CME Term SOFR USD 1M + 2.50%, 0.50% Floor), 6.82%, 07/01/31†	269,505	268,200
Brown Group Holding LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%, 0.50% Floor), 6.82%, 07/01/31†	367,138	365,519
Capstone Acquisition Holdings, Inc. 2024 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.50%, 1.00% Floor), 8.92%, 11/13/29†	457,449	453,250
Capstone Acquisition Holdings, Inc. 2024-A DDTL Loan
0.00%, 11/13/29† Σ	40,252	39,882
Carnival Corporation 2025 Repricing Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%, 0.75% Floor), 6.32%, 10/18/28†	210,000	210,131
Citadel Securities LP 2024-1 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 6.32%, 10/31/31†	987,592	987,720
Citco Funding LLC 2024 Term Loan
(Floating, ICE CME Term SOFR USD 6M + 2.75%, 0.50% Floor), 6.93%, 04/27/28†	788,040	790,503
Claudius Finance Parent S.a r.l. Facility B-5
(Floating, ICE EURIBOR USD 3M + 3.25%), 5.86%, 07/10/28†	1,000,000	1,079,348
Clearwater Analytics LLC Term Loan B
0.00%, 02/07/32† Σ	1,250,000	1,246,875
Concentra Health Services, Inc. Tranche B-1 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 6.32%, 07/26/31†	1,296,750	1,296,750
	Par	Value
CP Atlas Buyer, Inc. Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 8.17%, 11/23/27†	$76,141	$70,706
CPI Holdco B LLC First Amendment Incremental Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 6.57%, 05/17/31†	150,000	149,157
CPI Holdco B LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 6.32%, 05/17/31†	398,000	394,601
Drive Bidco BV Facility B-2
(Floating, ICE EURIBOR USD 3M + 3.75%), 6.36%, 07/23/31†	1,000,000	1,082,652
Eisner Advisory Group LLC February 2024 Incremental Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.00%, 0.50% Floor), 8.32%, 02/28/31†	296,261	296,380
EMRLD Borrower LP Initial Term B Loan
(Floating, ICE CME Term SOFR USD 6M + 2.50%), 6.93%, 05/31/30†	987,500	979,758
EyeCare Partners LLC Tranche A Term Loan
(Floating, ICE CME Term SOFR USD 3M + 5.75%), 10.04%, 08/31/28†	122,535	124,955
EyeCare Partners LLC Tranche B Term Loan
(Floating, ICE CME Term SOFR USD 3M + 1.00%), 5.39%, 11/30/28†	522,879	411,963
First Brands Group LLC 2021 Term Loan
(Floating, ICE CME Term SOFR USD 3M + 5.00%, 1.00% Floor), 9.55%, 03/30/27†	340,648	317,335
HighTower Holding, LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 3.00%), 7.29%, 02/03/32†	148,108	147,275
HV Eight LLC Loan
(Floating, ICE EURIBOR USD 3M + 3.50%), 6.42%, 12/22/25† †††	802,383	865,448
Iqvia, Inc. Incremental Term B-5 Dollar Loan
0.00%, 01/02/31† Σ	598,500	599,856
ISolved, Inc. Term B-2 Loan
(Floating, ICE CME Term SOFR USD 1M + 3.25%), 7.57%, 10/15/30†	495,016	496,261

	Par	Value
ITT Holdings LLC Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 7.07%, 10/11/30†	$1,094,472	$1,096,525
Jefferies Finance LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.00%), 7.32%, 10/21/31†	149,625	149,407
Level 3 Financing, Inc. Term B-3 Refinancing Loan
0.00%, 03/27/32† Σ	1,510,000	1,494,190
Open Text Corporation 2023 Replacement Term Loan
0.00%, 01/31/30† Σ	1,180,000	1,178,532
(Floating, ICE CME Term SOFR USD 1M + 1.75%, 0.50% Floor), 6.07%, 01/31/30†	136,464	136,358
Peer Holding III BV Term Loan B-5
(Floating, ICE CME Term SOFR USD 3M + 3.00%), 7.33%, 07/01/31†	1,300,000	1,299,350
PMH Newco LP Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.80%), 7.10%, 01/26/27†	934,820	931,773
PMH SPV - C LLC Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.80%), 7.10%, 01/26/27†	256,247	257,548
Quikrete Holdings, Inc. Tranche B-2 Term Loan
0.00%, 03/19/29† Σ	194,509	192,915
Quikrete Holdings, Inc. Tranche B-3 Term Loan)
0.00%, 02/10/32† Σ	870,000	861,326
Southern Veterinary Partners LLC 2024-3 New Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.25%), 7.57%, 12/04/31†	382,939	382,325
TransDigm, Inc. Tranche L Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.50%), 6.80%, 01/19/32†	298,500	297,296
TripAdvisor, Inc. Initial Term B Loan
(Floating, ICE CME Term SOFR USD 3M + 2.75%), 7.05%, 07/08/31†	1,293,500	1,276,439
UGI Energy Services LLC 2024 Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%, 0.50% Floor), 6.82%, 02/22/30†	1,286,835	1,288,444
VFH Parent LLC Term B-2 Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 6.82%, 06/21/31†	250,000	250,783
Waystar Technologies, Inc. New Term Loan Facility
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 6.57%, 10/22/29†	377,615	376,671
	Par	Value
WhiteWater DBR Holdco LLC Term B-1 Loan
(Floating, ICE CME Term SOFR USD 3M + 2.25%), 6.55%, 03/03/31†	$497,503	$496,466
XPO, Inc. Term B-3 Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 6.07%, 02/03/31†	1,700,000	1,698,810
Total Loan Agreements (Cost $33,232,686)		33,024,669
MORTGAGE-BACKED SECURITIES — 39.8%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A
(Floating, CME Term SOFR 1M + 1.18%, 1.13% Floor), 5.50%, 09/15/34 144A †	1,200,000	1,178,511
3650R Commercial Mortgage Trust, Series 2021-PF1, Class AS
2.78%, 11/15/54	750,000	632,983
ACHM Trust, Series 2025-HE1, Class A
5.92%, 03/25/55 144A	250,000	250,033
Alba PLC, Series 2007-1, Class A3
(Floating, SONIA Interest Rate + 0.29%), 4.77%, 03/17/39(U) †	286,528	363,735
Alternative Loan Trust, Series 2006-OA11, Class A1B
(Floating, CME Term SOFR 1M + 0.49%, 0.38% Floor), 4.81%, 09/25/46†	127,604	123,619
Angel Oak Mortgage Trust, Series 2024-2, Class A3
(Step to 6.27% on 02/25/28), 6.25%, 01/25/69 144A STEP	810,293	815,302
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5
2.76%, 05/15/53 144A	1,300,000	1,184,246
ATLX Trust, Series 2024-RPL1, Class A1
(Step to 4.59% on 09/25/28), 3.85%, 04/25/64 144A STEP	950,805	915,597
ATLX Trust, Series 2024-RPL2, Class A1
(Step to 4.05% on 11/25/28), 3.85%, 04/25/63 144A STEP	1,894,571	1,820,793
BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC, Class A
2.63%, 01/15/32 144A	1,750,000	1,566,649
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class A
(Floating, CME Term SOFR 1M + 1.16%, 1.05% Floor), 5.48%, 09/15/38 144A †	2,300,000	2,194,070
Banc of America Funding Trust, Series 2005-D, Class A1
5.70%, 05/25/35† γ	125,566	117,515
Banc of America Mortgage Trust, Series 2004-F, Class 1A1
6.61%, 07/25/34† γ	12,303	11,863

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
BANK, Series 2022-BNK40, Class A4
3.39%, 03/15/64† γ	$2,100,000	$1,902,716
BANK, Series 2022-BNK43, Class A5
4.40%, 08/15/55	1,000,000	960,311
BANK, Series 2023-BNK46, Class A4
5.75%, 08/15/56	1,450,000	1,519,209
BANK5, Series 2024-5YR10, Class AS
5.64%, 10/15/57	500,000	505,567
BANK5, Series 2024-5YR11, Class A3
5.89%, 11/15/57	1,450,000	1,510,477
BANK5, Series 2024-5YR11, Class AS
6.14%, 11/15/57	650,000	670,777
Barclays Commercial Mortgage Trust, Series 2019-C3, Class C
4.18%, 05/15/52	864,000	747,239
BBCCRE Trust, Series 2015-GTP, Class A
3.97%, 08/10/33 144A	1,600,000	1,488,673
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	1,700,000	1,676,322
BBCMS Mortgage Trust, Series 2018-TALL, Class A
(Floating, CME Term SOFR 1M + 0.92%, 0.87% Floor), 5.24%, 03/15/37 144A †	1,425,000	1,352,879
BBCMS Mortgage Trust, Series 2018-TALL, Class B
(Floating, CME Term SOFR 1M + 1.17%, 1.12% Floor), 5.49%, 03/15/37 144A †	525,000	481,864
BBCMS Mortgage Trust, Series 2020-C6, Class ASB
2.60%, 02/15/53	1,742,253	1,666,197
BBCMS Mortgage Trust, Series 2024-C24, Class A5
5.42%, 02/15/57	850,000	871,590
BBCMS Mortgage Trust, Series 2024-C24, Class AS
5.87%, 02/15/57	700,000	722,888
BCAP LLC Trust, Series 2006-AA2, Class A1
(Floating, CME Term SOFR 1M + 0.45%, 0.34% Floor), 4.77%, 01/25/37†	2,007,679	1,846,817
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2
5.56%, 05/25/35† γ	40,849	39,001
Bear Stearns ARM Trust, Series 2002-11, Class 1A1
6.75%, 02/25/33† γ	251	259
	Par	Value
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1
5.12%, 01/26/36† γ	$145,373	$108,624
Benchmark Mortgage Trust, Series 2019-B9, Class A5
4.02%, 03/15/52	1,800,000	1,736,062
Benchmark Mortgage Trust, Series 2023-B39, Class A5
5.75%, 07/15/56	950,000	994,127
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.81%, 11/15/29 144A †	2,000,000	2,000,605
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A
(Floating, CME Term SOFR 1M + 1.34%, 1.34% Floor), 5.66%, 03/15/41 144A †	1,233,476	1,232,689
Blue Owl GP Stakes V Issuer A
7.21%, 08/22/43††† *	374,250	388,925
Blue Owl GP Stakes V Issuer B, Class A2
7.21%, 08/22/43††† *	375,750	390,484
BMO Mortgage Trust, Series 2023-C7, Class A5
6.16%, 12/15/56	2,100,000	2,255,889
BMO Mortgage Trust, Series 2024-5C3, Class C
6.86%, 02/15/57† γ	750,000	774,802
BMP, Series 2024-MF23, Class B
(Floating, CME Term SOFR 1M + 1.64%, 1.64% Floor), 5.96%, 06/15/41 144A †	1,000,000	998,480
BPR Trust, Series 2024-PMDW, Class A
5.36%, 11/05/29 144A	1,200,000	1,209,695
BRAVO Residential Funding Trust, Series 2024-NQM3, Class A2
(Step to 7.39% on 04/25/28), 6.39%, 03/25/64 144A STEP	461,609	464,794
BRAVO Residential Funding Trust, Series 2024-NQM3, Class A3
(Step to 7.50% on 04/25/28), 6.50%, 03/25/64 144A STEP	461,609	464,473
BWAY Mortgage Trust, Series 2021-1450, Class A
(Floating, CME Term SOFR 1M + 1.36%, 1.25% Floor), 5.68%, 09/15/36 144A †	2,300,000	2,200,311
BX Commercial Mortgage Trust, Series 2021-21M, Class A
(Floating, CME Term SOFR 1M + 0.84%, 0.73% Floor), 5.16%, 10/15/36 144A †	1,552,304	1,540,477

	Par	Value
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D
(Floating, CME Term SOFR 1M + 1.76%, 1.65% Floor), 6.08%, 09/15/36 144A †	$1,350,000	$1,333,500
BX Commercial Mortgage Trust, Series 2024-AIRC, Class A
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 6.01%, 08/15/39 144A †	750,000	751,226
BX Commercial Mortgage Trust, Series 2024-AIRC, Class B
(Floating, CME Term SOFR 1M + 2.14%, 2.14% Floor), 6.46%, 08/15/39 144A †	600,000	600,855
BX Commercial Mortgage Trust, Series 2024-VLT5, Class A
5.05%, 11/13/46 144A † γ	1,095,000	1,092,379
BX Commercial Mortgage Trust, Series 2024-VLT5, Class B
5.41%, 11/13/46 144A † γ	825,000	821,005
BX Trust, Series 2023-DELC, Class B
(Floating, CME Term SOFR 1M + 3.34%, 3.34% Floor), 7.66%, 05/15/38 144A †	500,000	502,066
BX Trust, Series 2024-VLT4, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.81%, 07/15/29 144A †	145,000	144,494
BX Trust, Series 2024-VLT4, Class B
(Floating, CME Term SOFR 1M + 1.94%, 1.94% Floor), 6.26%, 07/15/29 144A †	300,000	298,521
BX Trust, Series 2024-VLT4, Class C
(Floating, CME Term SOFR 1M + 2.14%, 2.14% Floor), 6.46%, 07/15/29 144A †	350,000	348,117
BX Trust, Series 2025-VLT6, Class A
(Floating, CME Term SOFR 1M + 1.44%, 1.44% Floor), 5.76%, 03/15/30 144A †	2,695,000	2,686,057
CAFL Issuer LLC, Series 2023-RTL1, Class A1
(Step to 9.05% on 07/28/26), 7.55%, 12/28/30 144A STEP	545,000	549,220
Chase Home Lending Mortgage Trust, Series 2024-3, Class A5
6.00%, 02/25/55 144A † γ	350,000	356,219
Chase Home Lending Mortgage Trust, Series 2024-3, Class A5A
5.50%, 02/25/55 144A	500,000	491,286
Chase Home Lending Mortgage Trust, Series 2024-3, Class A7
6.00%, 02/25/55 144A † γ	150,000	150,909
Chase Home Lending Mortgage Trust, Series 2024-7, Class A11
(Floating, U.S. 30-Day Average SOFR + 1.30%, 8.00% Cap), 5.64%, 06/25/55 144A †	2,184,400	2,195,667
	Par	Value
Chase Home Lending Mortgage Trust, Series 2024-RPL2, Class A1A
3.25%, 08/25/64 144A † γ	$1,883,291	$1,672,076
Chase Home Lending Mortgage Trust, Series 2024-RPL3, Class A1A
3.25%, 09/25/64 144A † γ	2,095,802	1,863,512
CHI Commercial Mortgage Trust, Series 2025-SFT, Class A
5.66%, 04/15/42 144A † γ	2,085,000	2,098,734
CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2A2
6.69%, 02/19/34† γ	97,359	95,893
CIM Trust, Series 2025-I1, Class A2
(Step to 6.91% on 02/25/29), 5.91%, 10/25/69 144A STEP	1,393,109	1,402,208
CIM Trust, Series 2025-R1, Class A1
(Step to 5.22% on 04/25/28), 5.00%, 02/25/99 144A STEP	850,000	836,943
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4
3.10%, 12/15/72	360,000	333,747
Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A
(Floating, CME Term SOFR 1M + 1.29%, 1.18% Floor), 5.61%, 10/15/36 144A †	2,300,000	2,288,779
Citigroup Mortgage Loan Trust, Series 2022-A, Class A1
(Step to 9.17% on 09/25/25), 6.17%, 09/25/62 144A STEP	943,663	944,531
Citigroup Mortgage Loan Trust, Series 2024-1, Class A11
(Floating, U.S. 30-Day Average SOFR + 1.35%, 8.00% Cap), 5.69%, 07/25/54 144A †	2,158,170	2,164,972
COLT Mortgage Loan Trust, Series 2023-3, Class A1
(Step to 7.86% on 10/25/27), 7.18%, 09/25/68 144A STEP	1,182,152	1,199,849
COLT Mortgage Loan Trust, Series 2023-3, Class A3
(Step to 7.86% on 10/25/27), 7.58%, 09/25/68 144A STEP	591,099	601,229
COLT Mortgage Loan Trust, Series 2024-3, Class A1
(Step to 7.39% on 06/25/28), 6.39%, 06/25/69 144A STEP	1,761,643	1,781,793
COLT Mortgage Loan Trust, Series 2025-3, Class A2
(Step to 6.56% on 03/25/29), 5.56%, 03/25/70 144A STEP	496,821	495,061
COMM Mortgage Trust, Series 2024-277P, Class A
6.34%, 08/10/44 144A	2,125,000	2,218,650
COMM Mortgage Trust, Series 2024-CBM, Class A2
5.87%, 12/10/41 144A	1,890,000	1,931,503

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
COMM Mortgage Trust, Series 2024-WCL1, Class A
(Floating, CME Term SOFR 1M + 1.84%, 1.84% Floor), 6.16%, 06/15/41 144A †	$1,625,000	$1,622,806
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.55%), 5.89%, 10/25/41 144A †	201,225	201,489
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 5.99%, 12/25/41 144A †	245,000	245,804
Connecticut Avenue Securities Trust, Series 2023-R03, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 3.90%), 8.24%, 04/25/43 144A †	229,179	243,106
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.10%), 7.44%, 06/25/43 144A †	200,000	208,489
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 2.70%), 7.04%, 01/25/44 144A †	1,775,000	1,811,760
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.80%), 6.14%, 01/25/44 144A †	450,000	451,865
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 2.50%), 6.84%, 02/25/44 144A †	650,000	659,212
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2B1
(Floating, U.S. 30-Day Average SOFR + 2.80%), 7.14%, 03/25/44 144A †	1,375,000	1,416,894
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 1.95%), 6.29%, 03/25/44 144A †	525,000	526,959
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 5.99%, 05/25/44 144A †	550,000	551,361
Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M1
(Floating, U.S. 30-Day Average SOFR + 1.00%), 5.34%, 07/25/44 144A †	501,540	500,960
Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 1.70%), 6.04%, 07/25/44 144A †	400,000	400,679
	Par	Value
Connecticut Avenue Securities, Series 2025-R01, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 1.70%), 6.04%, 01/25/45 144A †	$650,000	$643,837
Cross Mortgage Trust, Series 2024-H7, Class A2
(Step to 6.82% on 11/25/28), 5.82%, 11/25/69 144A STEP	474,775	476,648
Cross Mortgage Trust, Series 2024-H7, Class A3
(Step to 6.97% on 11/25/28), 5.97%, 11/25/69 144A STEP	332,343	333,116
Cross Mortgage Trust, Series 2025-H2, Class A3
(Step to 6.66% on 03/25/29), 5.66%, 03/25/70 144A STEP	998,745	1,001,582
CRSNT Trust, Series 2021-MOON, Class A
(Floating, CME Term SOFR 1M + 0.93%, 0.82% Floor), 5.25%, 04/15/36 144A †	2,500,000	2,463,965
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A3
2.80%, 03/15/54	800,000	710,125
CSMC Trust, Series 2010-16, Class B9
4.47%, 06/25/50 144A † γ	1,662,546	1,431,582
CSMC Trust, Series 2017-RPL1, Class M1
2.98%, 07/25/57 144A † γ	970,000	825,770
CSMC Trust, Series 2021-RPL1, Class A1
4.08%, 09/27/60 144A † γ	906,003	903,285
CSMC Trust, Series 2021-RPL4, Class A1
4.10%, 12/27/60 144A † γ	2,437,349	2,430,854
CSMC, Series 2020-NET, Class A
2.26%, 08/15/37 144A	771,758	758,814
CSMC, Series 2021-ADV, Class A
(Floating, CME Term SOFR 1M + 1.51%, 1.40% Floor), 5.83%, 07/15/38 144A †	2,600,000	2,349,297
CSWF, Series 2021-SOP2, Class A
(Floating, CME Term SOFR 1M + 1.18%, 1.07% Floor), 5.50%, 06/15/34 144A †	1,021,149	977,372
DC Commercial Mortgage Trust, Series 2023-DC, Class C
7.14%, 09/12/40 144A † γ	440,000	453,996
DC Trust, Series 2024-HLTN, Class A
5.73%, 04/13/28 144A † γ	750,000	760,628
Deephaven Residential Mortgage Trust, Series 2021-4, Class A2
2.09%, 11/25/66 144A	1,414,709	1,227,907
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 3A1
4.52%, 02/25/36† γ	449,897	282,968
DOLP Trust, Series 2021-NYC, Class A
2.96%, 05/10/41 144A	4,350,000	3,829,216

	Par	Value
EQUS Mortgage Trust, Series 2021-EQAZ, Class A
(Floating, CME Term SOFR 1M + 1.02%, 0.76% Floor), 5.34%, 10/15/38 144A †	$1,099,939	$1,093,642
Eurohome UK Mortgages PLC, Series 2007-1, Class A
(Floating, SONIA Interest Rate + 0.27%), 4.75%, 06/15/44(U) †	261,860	337,116
Extended Stay America Trust, Series 2021-ESH, Class A
(Floating, CME Term SOFR 1M + 1.19%, 1.08% Floor), 5.51%, 07/15/38 144A †	5,803,207	5,801,614
Fashion Show Mall LLC, Series 2024-SHOW, Class A
4.76%, 10/10/29 144A † γ	1,050,000	1,051,816
Federal Home Loan Mortgage Corporation
5.50%, 02/01/27	1,923	1,924
7.50%, 11/01/29	839	865
7.50%, 12/01/29	817	846
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.23%, 2.23% Floor, 11.36% Cap), 7.36%, 07/01/31†	1,603	1,628
5.00%, 08/01/33	1,353	1,365
5.00%, 09/01/33	217	219
5.00%, 10/01/33	763	769
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.37%, 2.37% Floor, 9.28% Cap), 6.66%, 03/01/34†	366	376
5.00%, 12/01/34	12,880	12,986
5.00%, 07/01/35	1,033	1,041
5.00%, 11/01/35	1	1
5.00%, 12/01/35	3,209	3,240
5.00%, 02/01/37	4,001	4,043
4.00%, 02/01/41	12,238	11,801
5.00%, 06/01/41	811	820
3.50%, 04/01/47	3,297,517	3,026,478
4.50%, 08/01/48	448,161	437,219
3.00%, 02/01/49	760,033	677,121
3.50%, 07/01/49	85,571	78,365
3.00%, 09/01/49	1,501,746	1,329,831
4.50%, 09/01/49	214,252	207,562
4.50%, 12/01/49	284,258	275,189
4.00%, 03/01/50	2,916,577	2,748,663
4.50%, 03/01/50	6,629,897	6,412,047
4.50%, 05/01/50	160,442	154,969
2.50%, 11/01/50	103,027	87,146
3.00%, 12/01/50	2,201,589	1,944,556
2.50%, 02/01/51	853,684	716,121
2.00%, 03/01/51	5,167,707	4,147,017
2.00%, 05/01/51	5,675,346	4,527,891
2.50%, 05/01/51	7,209,307	6,097,268
2.50%, 08/01/51	11,809,966	9,978,996
2.50%, 09/01/51	1,488,595	1,253,086
	Par	Value
2.00%, 03/01/52	$302,924	$241,219
4.50%, 03/01/52	197,961	189,697
3.00%, 05/01/52	855,678	742,727
3.00%, 07/01/52	1,560,231	1,356,967
6.00%, 11/01/52	896,163	923,449
6.00%, 01/01/53	1,590,675	1,634,265
5.00%, 03/01/53	752,319	739,794
5.00%, 04/01/53‡‡	2,197,266	2,159,798
5.50%, 04/01/53	178,980	179,115
4.50%, 05/01/53	5,197,455	5,058,473
5.50%, 06/01/53	1,294,337	1,296,363
5.50%, 08/01/53	8,695,004	8,693,729
5.50%, 09/01/53	12,162,253	12,154,205
6.00%, 09/01/53	5,465,159	5,603,584
6.50%, 12/01/53	1,595,380	1,660,377
5.50%, 06/01/54‡‡	3,604,010	3,601,623
6.50%, 06/01/54	7,405,646	7,762,033
5.50%, 10/01/54‡‡	6,241,045	6,235,937
Federal Home Loan Mortgage Corporation REMIC, Series 3325
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor, 6.75% Cap), 4.96%, 06/15/37†	33,964	33,605
Federal Home Loan Mortgage Corporation REMIC, Series 4638
(Floating, U.S. 30-Day Average SOFR + 0.55%), 4.88%, 07/15/40†	91,111	90,512
Federal Home Loan Mortgage Corporation REMIC, Series 4989
(Floating, U.S. 30-Day Average SOFR + 0.46%), 4.79%, 08/15/40†	377,148	372,086
(Floating, U.S. 30-Day Average SOFR + 0.46%), 4.79%, 10/15/40†	321,564	317,210
Federal Home Loan Mortgage Corporation REMIC, Series 5502
(Floating, U.S. 30-Day Average SOFR + 1.00%, 1.00% Floor, 6.50% Cap), 5.34%, 02/25/55†	1,518,125	1,507,950
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA5, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 5.99%, 01/25/34 144A †	77,506	77,674
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2024-DNA3, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.05%), 5.39%, 10/25/44 144A †	581,250	581,005

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2024-HQA1, Class M2
(Floating, U.S. 30-Day Average SOFR + 2.00%), 6.34%, 03/25/44 144A †	$525,000	$527,016
Federal National Mortgage Association
(Floating, Enterprise 11th District COFI Index + 1.35%, 1.35% Floor, 12.05% Cap), 4.34%, 07/01/27†	1,208	1,196
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%, 2.13% Floor, 11.76% Cap), 6.88%, 08/01/27†	577	577
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.15%, 1.15% Floor, 10.35% Cap), 5.84%, 11/01/27 CONV †	942	930
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.51%, 2.51% Floor, 12.62% Cap), 6.63%, 12/01/30 CONV †	856	864
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.13%, 1.13% Floor, 10.95% Cap), 5.81%, 06/01/32†	4,228	4,231
(Floating, Enterprise 11th District COFI Index + 1.25%, 1.25% Floor, 12.20% Cap), 4.36%, 08/01/32†	4,067	3,977
(Floating, Enterprise 11th District COFI Index + 1.33%, 1.33% Floor, 11.97% Cap), 4.43%, 05/01/33†	3,183	3,114
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.55%, 1.55% Floor, 9.67% Cap), 6.42%, 12/01/34†	9,092	9,235
(Floating, Enterprise 11th District COFI Index + 1.26%, 3.94% Floor, 12.81% Cap), 4.62%, 05/01/36†	5,343	5,278
(Floating, Enterprise 11th District COFI Index + 1.24%, 1.24% Floor, 10.69% Cap), 4.88%, 12/01/37†	2,865	2,838
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.15%, 1.15% Floor, 10.60% Cap), 5.84%, 01/01/38†	923	921
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor, 9.70% Cap), 6.09%, 06/01/40†	6,168	6,229
6.09%, 10/01/40†	11,425	11,497
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.18%, 1.18% Floor, 10.25% Cap), 5.86%, 11/01/40†	2,364	2,360
4.50%, 04/01/41	39,844	39,278
4.50%, 08/01/41	14,913	14,708
2.50%, 11/01/42	8,223	7,154
2.50%, 12/01/42	4,246	3,669
	Par	Value
3.00%, 12/01/42	$5,554	$5,046
2.50%, 01/01/43	5,991	5,189
3.00%, 01/01/43	30,364	27,537
2.50%, 02/01/43	6,719	5,792
2.50%, 03/01/43	550,155	474,893
3.00%, 03/01/43	80,997	73,015
2.50%, 04/01/43	690,812	599,449
3.00%, 04/01/43	124,135	111,771
2.50%, 05/01/43	9,924	8,588
3.00%, 05/01/43	75,689	68,110
2.50%, 06/01/43	11,924	10,359
3.00%, 06/01/43	25,362	22,822
3.00%, 07/01/43	201,795	181,588
2.50%, 08/01/43	110,874	96,077
2.50%, 10/01/43	19,087	16,604
4.50%, 10/01/43	1,350	1,323
4.50%, 04/01/45	198,310	194,244
4.50%, 05/01/45	23,732	23,233
4.50%, 06/01/45	182,856	179,069
4.00%, 08/01/45	1,440,314	1,381,183
3.00%, 11/01/45	419,688	372,730
4.50%, 11/01/46	157,415	153,537
4.50%, 01/01/47	16,305	15,916
4.50%, 03/01/47	211,482	205,459
4.50%, 06/01/47	182,659	177,826
4.50%, 07/01/47	336,234	327,672
3.50%, 09/01/47	6,903,603	6,251,117
3.50%, 10/01/47	8,026,665	7,269,028
3.50%, 11/01/47	10,574,200	9,575,576
4.50%, 11/01/47	85,852	83,684
3.50%, 12/01/47	10,204,240	9,244,472
4.00%, 12/01/47	166,307	157,588
4.00%, 01/01/48	155,038	146,878
4.00%, 02/01/48	584,081	552,386
4.00%, 03/01/48	414,010	390,686
4.00%, 06/01/48	244,563	231,725
4.00%, 07/01/48	495,068	467,938
3.50%, 08/01/48	2,144,583	1,944,303
4.00%, 08/01/48	1,167,500	1,105,207
4.50%, 09/01/48	232,241	226,232
5.00%, 09/01/48	111,931	111,173
5.00%, 11/01/48	1,017,384	1,019,050
4.50%, 01/01/49	197,305	191,835
4.50%, 02/01/49	41,765	40,591
4.50%, 05/01/49	655,930	637,628
4.50%, 06/01/49	408,449	396,282
4.50%, 07/01/49	333,574	324,183
4.50%, 09/01/49	49,983	48,312
3.00%, 12/01/49	508,124	448,817
4.50%, 01/01/50	4,552	4,430
4.50%, 03/01/50	4,151	3,991
4.50%, 05/01/50	512,030	496,636
2.50%, 06/01/50	675,516	571,517
4.50%, 06/01/50	47,322	45,930
4.50%, 07/01/50	24,558	23,703
2.50%, 09/01/50	2,352,369	1,992,422
2.00%, 10/01/50	5,280,105	4,238,821

	Par	Value
2.00%, 11/01/50	$6,155,954	$4,935,240
2.50%, 11/01/50	883,105	748,860
4.50%, 12/01/50	369,309	358,663
2.50%, 01/01/51	1,766,254	1,482,206
2.50%, 02/01/51	43,371	36,689
4.50%, 02/01/51	929,730	893,605
2.50%, 03/01/51	133,682	113,217
2.00%, 04/01/51	1,014,785	810,560
2.00%, 05/01/51	4,437,852	3,550,175
2.50%, 09/01/51	169,879	143,606
2.50%, 10/01/51	668,188	564,237
2.50%, 11/01/51	700,778	591,611
2.00%, 04/01/52	8,117,916	6,466,760
3.00%, 04/01/52	786,915	686,436
2.00%, 05/01/52	850,101	676,942
3.00%, 05/01/52	3,583,843	3,112,907
3.00%, 06/01/52	864,964	751,152
3.00%, 07/01/52	669,281	581,788
4.00%, 09/01/52	871,069	813,176
5.50%, 09/01/52	1,638,818	1,660,602
4.00%, 12/01/52	366,955	342,568
6.00%, 12/01/52	779,642	803,271
5.00%, 04/01/53	1,314,229	1,292,111
5.50%, 04/01/53	2,468,096	2,489,499
4.00%, 05/01/53	914,371	853,600
5.00%, 05/01/53	11,584,572	11,397,280
5.00%, 06/01/53	1,198,700	1,183,932
5.00%, 08/01/53‡‡	884,175	869,454
6.50%, 09/01/53	884,744	913,972
5.50%, 10/01/53‡‡	7,066,296	7,077,452
6.50%, 10/01/53	1,534,243	1,583,806
6.00%, 11/01/53	21,363,798	21,710,972
6.50%, 11/01/53	1,353,776	1,397,907
6.50%, 12/01/53	4,055,026	4,192,942
5.50%, 06/01/54	1,136,844	1,136,091
6.00%, 06/01/54	2,834,301	2,913,416
6.00%, 09/01/54	2,616,382	2,682,967
7.00%, 03/01/55	5,754,923	6,022,247
Federal National Mortgage Association ACES, Series 2020-M33
2.24%, 01/25/31† IO γ	6,905,934	434,024
Federal National Mortgage Association REMIC, Series 2000-32
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor, 9.00% Cap), 4.91%, 10/18/30†	2,351	2,346
Federal National Mortgage Association REMIC, Series 2011-52
5.00%, 06/25/41	87,141	88,471
Federal National Mortgage Association REMIC, Series 2012-111
7.00%, 10/25/42	8,148	8,766
Federal National Mortgage Association REMIC, Series 2012-153
7.00%, 07/25/42	27,059	29,469
	Par	Value
Federal National Mortgage Association REMIC, Series 2013-17
3.00%, 03/25/28 IO	$116,824	$3,340
Federal National Mortgage Association REMIC, Series 2023-54
6.50%, 04/25/49	627,465	640,508
Federal National Mortgage Association REMIC, Series 2025-11
(Floating, U.S. 30-Day Average SOFR + 1.00%, 1.00% Floor, 7.00% Cap), 5.34%, 03/25/55†	2,068,482	2,067,920
FHLMC Multifamily Structured Pass-Through Certificates, Series K-152
3.78%, 11/25/32	1,000,000	953,394
FHLMC Multifamily Structured Pass-Through Certificates, Series K-161
4.90%, 10/25/33	1,550,000	1,585,519
FHLMC Multifamily Structured Pass-Through Certificates, Series K510
5.07%, 10/25/28	600,000	613,945
FHLMC Multifamily Structured Pass-Through Certificates, Series KF153
(Floating, U.S. 30-Day Average SOFR + 0.68%, 0.68% Floor), 5.03%, 02/25/33†	590,151	592,707
FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 6.04%, 07/25/44†	184,186	177,388
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
6.14%, 06/25/34† γ	64,824	64,361
GCAT Trust, Series 2022-NQM3, Class A3
4.35%, 04/25/67 144A † γ	2,052,214	1,934,139
GCAT Trust, Series 2022-NQM4, Class A2
(Step to 5.74% on 09/25/26), 5.73%, 08/25/67 144A STEP	467,644	466,566
GCAT Trust, Series 2022-NQM4, Class A3
(Step to 5.74% on 09/25/26), 5.73%, 08/25/67 144A STEP	1,402,932	1,398,639
GCAT Trust, Series 2024-NQM2, Class A1
(Step to 7.36% on 06/25/28), 6.09%, 06/25/59 144A STEP	1,346,525	1,355,746
Government National Mortgage Association
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 4.75%, 11/20/29†	5,336	5,341
8.50%, 11/20/30	2,225	2,340

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
5.50%, 11/15/32	$2,223	$2,264
5.50%, 01/15/33	906	904
5.50%, 02/15/33	4,289	4,315
5.50%, 03/15/33	3,935	3,963
5.50%, 07/15/33	4,721	4,775
5.50%, 08/15/33	2,106	2,165
5.50%, 09/15/33	846	863
5.50%, 04/15/34	2,188	2,223
5.50%, 05/15/34	1,843	1,895
5.50%, 09/15/34	19,862	20,247
5.50%, 12/15/34	19,117	19,495
5.50%, 01/15/35	16,635	17,107
4.00%, 10/20/40	1,906	1,830
4.00%, 08/20/43	112,407	107,845
3.00%, 01/15/45	524,864	470,307
3.50%, 04/15/45	178,546	167,529
4.00%, 05/20/45	9,598	9,182
4.00%, 10/20/45	69,377	66,268
4.50%, 05/20/48	402,367	391,650
5.00%, 07/20/48	89,768	89,721
4.50%, 08/20/48	1,000,891	973,819
5.00%, 08/20/48	103,495	103,218
4.50%, 09/20/48	687,423	668,794
5.00%, 10/20/48	432,869	432,311
5.00%, 11/20/48	754,388	752,137
4.50%, 12/20/48	395,241	384,468
5.00%, 12/20/48	444,150	443,098
4.50%, 01/20/49	1,437,326	1,394,477
5.00%, 01/20/49	1,366,166	1,359,140
4.00%, 02/20/49	782,990	739,434
4.50%, 02/20/49	160,654	156,261
5.00%, 02/20/49	31,752	31,608
4.00%, 03/20/49	451,631	426,508
4.50%, 03/20/49	114,379	111,251
5.00%, 03/20/49	143,506	142,944
3.00%, 08/20/49	1,120,090	1,000,068
5.00%, 08/20/49	2,112,152	2,107,149
4.50%, 10/20/49	138,429	134,385
5.00%, 11/20/49	184,419	184,210
3.50%, 02/20/50	499,430	460,851
3.00%, 03/20/50	6,222,496	5,538,462
2.50%, 09/20/51	338,661	284,637
2.50%, 10/20/51	799,834	673,882
2.50%, 11/20/51	499,286	423,382
3.00%, 11/20/51	728,496	646,741
2.50%, 12/20/51	1,089,692	919,671
3.00%, 12/20/51	739,819	655,978
4.50%, 09/20/52	3,299,161	3,170,126
3.50%, 02/20/53	1,674,608	1,541,866
2.00%, 04/01/55ρ TBA	5,000,000	4,090,076
2.50%, 04/01/55ρ TBA	8,000,000	6,824,611
5.00%, 04/01/55ρ TBA	8,295,000	8,159,777
5.50%, 04/01/55ρ TBA	5,000,000	5,011,057
6.00%, 04/01/55ρ TBA	23,000,000	23,346,089
6.50%, 04/01/55ρ TBA	4,000,000	4,095,216
	Par	Value
5.50%, 05/01/55ρ TBA	$2,897,720	$2,900,846
5.50%, 06/01/55ρ TBA	2,632,280	2,632,549
Government National Mortgage Association, Series 2007-30
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor, 6.50% Cap), 4.73%, 05/20/37†	37,562	37,528
Government National Mortgage Association, Series 2015-H11
(Floating, CME Term SOFR 1M + 0.66%, 0.55% Floor, 7.50% Cap), 4.97%, 05/20/65†	686,919	685,162
Government National Mortgage Association, Series 2015-H14
(Floating, CME Term SOFR 1M + 0.54%, 0.43% Floor, 11.00% Cap), 4.85%, 05/20/65†	188,932	188,613
(Floating, CME Term SOFR 1M + 0.68%, 0.57% Floor, 7.50% Cap), 4.99%, 06/20/65†	868,245	865,867
Government National Mortgage Association, Series 2015-H15
(Floating, CME Term SOFR 1M + 0.69%, 0.58% Floor, 7.50% Cap), 5.00%, 06/20/65†	547,775	546,317
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 7.50% Cap), 5.02%, 06/20/65†	961,156	959,044
Government National Mortgage Association, Series 2015-H16
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor), 5.02%, 07/20/65†	1,245,730	1,243,032
Government National Mortgage Association, Series 2015-H17
(Floating, CME Term SOFR 1M + 0.57%, 0.46% Floor), 4.90%, 06/20/65†	61,178	61,112
Government National Mortgage Association, Series 2015-H18
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 7.50% Cap), 5.02%, 07/20/65†	135,676	135,361
Government National Mortgage Association, Series 2015-H19
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor), 5.02%, 08/20/65†	176,552	176,127
Government National Mortgage Association, Series 2015-H22
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 7.50% Cap), 5.02%, 09/20/65†	235,362	234,891
Government National Mortgage Association, Series 2015-H23
(Floating, CME Term SOFR 1M + 0.73%, 0.62% Floor, 7.50% Cap), 5.04%, 09/20/65†	234,737	234,201

	Par	Value
Government National Mortgage Association, Series 2015-H26
(Floating, CME Term SOFR 1M + 0.63%, 0.52% Floor, 11.00% Cap), 4.94%, 10/20/65†	$506,331	$507,048
Government National Mortgage Association, Series 2015-H30
(Floating, CME Term SOFR 1M + 0.79%, 0.68% Floor), 5.10%, 08/20/61†	1,347	1,346
Government National Mortgage Association, Series 2017-H15
(Floating, CME Term SOFR 12M + 1.52%, 0.80% Floor, 7.50% Cap), 6.72%, 07/20/67†	717,245	725,290
Government National Mortgage Association, Series 2021-135
2.00%, 08/20/51	3,436,596	2,783,090
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, CME Term SOFR 1M + 0.47%, 0.36% Floor), 4.79%, 01/25/37†	237,296	216,028
GS Mortgage Securities Corporation Trust, Series 2013-PEMB, Class A
3.55%, 03/05/33 144A † γ	1,355,000	1,178,003
GS Mortgage Securities Trust, Series 2017-GS7, Class A4
3.43%, 08/10/50	850,000	818,232
GS Mortgage-Backed Securities Trust, Series 2022-GR2, Class A2
3.00%, 08/26/52 144A † γ	2,149,631	1,833,127
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
5.33%, 09/25/35† γ	116,037	111,386
HIT Trust, Series 2022-HI32, Class C
(Floating, CME Term SOFR 1M + 3.74%, 3.74% Floor), 8.06%, 07/09/25 144A †	1,172,907	1,176,673
Houston Galleria Mall Trust, Series 2025-HGLR, Class A
5.46%, 02/05/45 144A † γ	1,100,000	1,116,741
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A
5.47%, 01/13/40 144A † γ	1,840,000	1,874,289
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class C
5.95%, 01/13/40 144A † γ	1,010,000	1,029,893
Impac CMB Trust, Series 2004-8, Class 1A
(Floating, CME Term SOFR 1M + 0.83%, 0.72% Floor, 11.00% Cap), 5.15%, 10/25/34†	4,117	4,031
IndyMac ARM Trust, Series 2001-H2, Class A1
6.62%, 01/25/32† γ	2,351	2,294
IRV Trust, Series 2025-200P, Class A
5.29%, 03/14/47 144A † γ	2,800,000	2,796,212
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A
2.29%, 03/05/42 144A	2,650,000	2,405,116
	Par	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class B
(Floating, CME Term SOFR 1M + 1.11%, 1.11% Floor), 5.43%, 04/15/37 144A †	$1,147,128	$1,119,838
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A
3.02%, 01/05/39 144A	1,277,000	1,182,778
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class A
5.80%, 10/05/39 144A † γ	1,350,000	1,370,671
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A
(Floating, CME Term SOFR 1M + 1.60%, 1.60% Floor), 5.92%, 01/15/42 144A †	400,000	396,759
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class B
(Floating, CME Term SOFR 1M + 2.00%, 2.00% Floor), 6.32%, 01/15/42 144A †	300,000	299,376
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
6.06%, 02/25/35† γ	8,490	8,059
JP Morgan Mortgage Trust, Series 2021-12, Class A6
2.50%, 02/25/52 144A † γ	1,505,351	1,401,776
JP Morgan Mortgage Trust, Series 2021-13, Class A6
2.50%, 04/25/52 144A † γ	674,639	628,045
JP Morgan Mortgage Trust, Series 2021-14, Class A11
(Floating, U.S. 30-Day Average SOFR + 0.95%, 5.00% Cap), 5.00%, 05/25/52 144A †	1,770,484	1,654,177
JP Morgan Mortgage Trust, Series 2021-LTV2, Class A1
2.52%, 05/25/52 144A	824,359	708,571
JP Morgan Mortgage Trust, Series 2022-INV1, Class A3
3.00%, 03/25/52 144A † γ	1,790,636	1,529,312
JP Morgan Mortgage Trust, Series 2022-LTV2, Class A3
3.50%, 09/25/52 144A † γ	1,716,774	1,518,318
JP Morgan Mortgage Trust, Series 2023-DSC1, Class A1
4.63%, 07/25/63 144A	1,526,725	1,480,449
JP Morgan Mortgage Trust, Series 2024-1, Class A4
6.00%, 06/25/54 144A	1,055,180	1,060,683
JP Morgan Mortgage Trust, Series 2024-1, Class A5
6.00%, 06/25/54 144A † γ	575,000	582,357
JP Morgan Mortgage Trust, Series 2024-4, Class A5A
6.00%, 10/25/54 144A	725,000	741,500

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
JP Morgan Mortgage Trust, Series 2024-5, Class A6
6.00%, 11/25/54 144A	$708,791	$711,024
JP Morgan Mortgage Trust, Series 2024-VIS2, Class A1
(Step to 6.85% on 08/25/28), 5.85%, 11/25/64 144A STEP	1,406,779	1,418,050
JP Morgan Mortgage Trust, Series 2024-VIS2, Class A2
(Step to 7.11% on 08/25/28), 6.11%, 11/25/64 144A STEP	937,853	946,138
JP Morgan Mortgage Trust, Series 2025-1, Class A4
6.00%, 06/25/55 144A † γ	980,354	986,461
JP Morgan Mortgage Trust, Series 2025-VIS1, Class A1
0.00%, 08/25/55 144A † γ	2,035,067	2,040,998
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class ASB
3.36%, 11/15/48	41,839	41,655
KIND Commercial Mortgage Trust, Series 2024-1, Class A
(Floating, CME Term SOFR 1M + 1.89%, 1.89% Floor), 6.21%, 08/15/29 144A †	1,000,000	999,374
KRE Commercial Mortgage Trust, Series 2025-AIP4, Class A
(Floating, CME Term SOFR 1M + 1.30%, 1.30% Floor), 5.62%, 03/15/42 144A †	2,050,000	2,040,385
KREST Commercial Mortgage Securities Trust, Series 2021-CHIP, Class A
2.56%, 11/05/44 144A	2,300,000	1,791,407
KSL Commercial Mortgage Trust, Series 2024-HT2, Class B
(Floating, CME Term SOFR 1M + 2.04%, 2.04% Floor), 6.36%, 12/15/39 144A †	1,550,000	1,555,605
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1
(Step to 5.75% on 06/25/25), 4.75%, 07/25/61 144A STEP	450,575	449,640
Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1
(Step to 5.65% on 09/25/25), 4.65%, 11/25/60 144A STEP	919,094	918,131
LEX Mortgage Trust, Series 2024-BBG, Class A
4.87%, 10/13/33 144A † γ	1,600,000	1,587,584
LHOME Mortgage Trust, Series 2024-RTL5, Class A1
(Step to 6.32% on 04/25/27), 5.32%, 09/25/39 144A STEP	550,000	547,719
LSTAR Securities Investment, Ltd., Series 2024-1, Class A
(Floating, U.S. 30-Day Average SOFR + 3.10%, 3.10% Floor), 7.44%, 01/01/29 144A †	191,029	191,735
	Par	Value
Ludgate Funding PLC, Series 2007-1, Class A2A
(Floating, SONIA Interest Rate + 0.28%), 4.76%, 01/01/61(U) †	$337,573	$426,730
Ludgate Funding PLC, Series 2008-W1X, Class A1
(Floating, SONIA Interest Rate + 0.72%), 5.20%, 01/01/61(U) †	251,037	321,786
Manhattan West Mortgage Trust, Series 2020-OMW, Class A
2.13%, 09/10/39 144A	3,075,000	2,868,218
Mansard Mortgages PLC, Series 2007-1X, Class A2
(Floating, SONIA Interest Rate + 0.30%), 4.86%, 04/15/47(U) †	330,007	420,773
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7
6.37%, 11/21/34† γ	56,482	53,733
MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 4A1
6.22%, 05/25/34† γ	26,053	25,202
Metis Issuer, Series 2025-1, Class A
6.89%, 05/15/55	650,000	650,000
Mill City Mortgage Loan Trust, Series 2017-2, Class A3
3.25%, 07/25/59 144A	73,696	71,792
Mill City Mortgage Loan Trust, Series 2019-1, Class M1
3.50%, 10/25/69 144A	479,118	449,578
Mill City Mortgage Loan Trust, Series 2019-GS2, Class M1
3.00%, 08/25/59 144A	870,000	794,283
Mill City Securities, Ltd., Series 2024-RS1, Class A1
(Step to 6.00% on 10/25/27), 3.00%, 11/01/69 144A STEP	1,020,594	950,007
Mill City Securities, Ltd., Series 2024-RS2, Class A1
(Step to 6.00% on 12/25/27), 3.00%, 08/01/69 144A STEP	589,146	553,153
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A4
3.37%, 10/15/48	1,137,685	1,131,044
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB
3.56%, 12/15/47	156	155
Morgan Stanley Capital I Trust, Series 2018-L1, Class AS
4.64%, 10/15/51	1,550,000	1,519,173
Morgan Stanley Capital I Trust, Series 2020-CNP, Class A
2.43%, 04/05/42 144A † γ	1,600,000	1,368,480
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5
3.79%, 04/15/55† γ	1,475,000	1,351,716

	Par	Value
MortgageIT Trust, Series 2005-4, Class A1
(Floating, CME Term SOFR 1M + 0.67%, 0.56% Floor, 11.50% Cap), 4.99%, 10/25/35†	$38,258	$38,001
New Residential Mortgage Loan Trust, Series 2022-NQM5, Class A2
(Step to 6.37% on 05/25/25), 6.50%, 11/25/52 144A STEP	349,230	349,427
New Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1
(Step to 5.64% on 05/25/25), 0.00%, 01/25/65 144A STEP	1,293,866	1,307,390
NY Commercial Mortgage Trust, Series 2025-299P, Class C
5.76%, 02/10/35 144A † γ	1,650,000	1,687,614
NYC Commercial Mortgage Trust, Series 2025-3BP, Class B
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 6.01%, 02/15/42 144A †	1,400,000	1,388,619
NYMT Loan Trust, Series 2021-SP1, Class A1
(Step to 5.67% on 09/25/25), 4.67%, 08/25/61 144A STEP	910,548	905,589
NYMT Loan Trust, Series 2022-SP1, Class A1
(Step to 8.25% on 08/25/25), 5.25%, 07/25/62 144A STEP	2,864,418	2,925,265
NYMT Loan Trust, Series 2024-BPL2, Class A1
(Step to 7.51% on 12/25/26), 6.51%, 05/25/39 144A STEP	1,000,000	1,011,929
NYO Commercial Mortgage Trust, Series 2021-1290, Class A
(Floating, CME Term SOFR 1M + 1.21%, 1.10% Floor), 5.53%, 11/15/38 144A †	2,300,000	2,284,485
OBX Trust, Series 2018-1, Class A2
(Floating, CME Term SOFR 1M + 0.76%), 5.08%, 06/25/57 144A †	533,312	521,974
OBX Trust, Series 2022-NQM7, Class A3
(Step to 5.72% on 09/25/26), 5.70%, 08/25/62 144A STEP	1,540,233	1,537,648
OBX Trust, Series 2022-NQM8, Class A2
(Step to 6.17% on 10/25/26), 6.10%, 09/25/62 144A STEP	371,208	370,804
OBX Trust, Series 2022-NQM9, Class A1A
(Step to 6.47% on 06/25/27), 6.45%, 09/25/62 144A STEP	112,722	113,151
OBX Trust, Series 2022-NQM9, Class A2
(Step to 6.47% on 06/25/27), 6.45%, 09/25/62 144A STEP	1,014,503	1,016,432
OBX Trust, Series 2023-NQM1, Class A3
6.50%, 11/25/62 144A † γ	312,100	312,817
	Par	Value
OBX Trust, Series 2024-NQM10, Class A2
(Step to 7.33% on 07/25/28), 6.33%, 05/25/64 144A STEP	$1,502,141	$1,513,060
OBX Trust, Series 2024-NQM2, Class A1
(Step to 6.88% on 02/25/28), 5.88%, 12/25/63 144A STEP	1,422,347	1,428,645
OBX Trust, Series 2024-NQM3, Class A3
(Step to 7.43% on 03/25/28), 6.43%, 12/25/63 144A STEP	733,891	738,100
OBX Trust, Series 2024-NQM4, Class A2
(Step to 7.22% on 03/25/28), 6.22%, 01/25/64 144A STEP	777,321	780,769
OBX Trust, Series 2024-NQM5, Class A2
(Step to 7.29% on 04/25/28), 6.29%, 03/25/28 144A STEP	372,543	374,605
OBX Trust, Series 2024-NQM6, Class A3
(Step to 7.85% on 05/25/28), 6.85%, 02/25/64 144A STEP	272,161	275,841
OBX Trust, Series 2024-NQM8, Class A1
(Step to 7.23% on 06/25/28), 6.23%, 05/25/64 144A STEP	1,629,800	1,650,547
OBX Trust, Series 2024-NQM8, Class A3
(Step to 7.59% on 06/25/28), 6.59%, 05/25/64 144A STEP	203,725	205,396
OBX Trust, Series 2024-NQM9, Class A2
(Step to 7.46% on 07/25/28), 6.28%, 01/25/64 144A STEP	1,047,686	1,059,899
OBX Trust, Series 2024-NQM9, Class A3
(Step to 7.66% on 07/25/28), 6.44%, 01/25/64 144A STEP	1,047,686	1,059,879
OBX, Series 2025-NQM2, Class A2
(Step to 6.75% on 02/25/29), 5.75%, 11/25/64 144A STEP	1,473,617	1,479,964
One New York Plaza Trust, Series 2020-1NYP, Class A
(Floating, CME Term SOFR 1M + 1.06%, 0.95% Floor), 5.38%, 01/15/36 144A †	1,725,000	1,654,604
OSAT Trust, Series 2021-RPL1, Class A1
(Step to 3.75% on 04/25/25), 5.12%, 05/25/65 144A STEP	920,210	919,250
PRET Trust, Series 2024-RPL2, Class A1
4.08%, 06/25/64 144A † γ	656,159	620,766
Provident Funding Mortgage Trust, Series 2025-1, Class A3
5.50%, 02/25/55 144A	788,304	787,515
PRPM LLC, Series 2024-4, Class A1
(Step to 9.41% on 09/25/27), 6.41%, 08/25/29 144A STEP	275,609	276,340

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
PRPM LLC, Series 2024-5, Class A1
(Step to 8.69% on 10/25/27), 5.69%, 09/25/29 144A STEP	$916,152	$915,647
PRPM LLC, Series 2024-6, Class A1
(Step to 8.67% on 12/25/27), 5.70%, 11/25/29 144A STEP	475,703	475,312
PRPM LLC, Series 2024-7, Class A1
(Step to 8.87% on 12/25/27), 5.87%, 11/25/29 144A STEP	1,245,205	1,245,124
PRPM LLC, Series 2024-RCF1, Class A1
(Step to 5.00% on 02/25/28), 4.00%, 01/25/54 144A STEP	1,281,533	1,255,987
PRPM LLC, Series 2024-RPL2, Class A2
(Step to 4.50% on 06/25/28), 3.50%, 05/25/54 144A STEP	1,140,000	1,058,418
PRPM LLC, Series 2025-RCF1, Class A1
(Step to 5.50% on 03/25/29), 4.50%, 02/25/55 144A STEP	333,926	331,191
Resloc UK PLC, Series 2007-1X, Class A3A
(Floating, Euribor 3M + 0.16%), 2.66%, 12/15/43(E) †	488,705	517,456
Resloc UK PLC, Series 2007-1X, Class A3B
(Floating, SONIA Interest Rate + 0.28%), 4.76%, 12/15/43(U) †	122,176	154,951
Roc Mortgage Trust, Series 2024-RTL1, Class A1
(Step to 6.59% on 05/25/27), 5.59%, 10/25/39 144A STEP	1,370,000	1,368,376
ROCK Trust, Series 2024-CNTR, Class A
5.39%, 11/13/41 144A	2,650,000	2,673,619
ROCK Trust, Series 2024-CNTR, Class C
6.47%, 11/13/41 144A	1,050,000	1,085,095
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class A1
(Step to 6.55% on 04/25/29), 5.55%, 01/25/65 144A STEP	2,000,000	2,006,191
SCOTT Trust, Series 2023-SFS, Class A
5.91%, 03/15/28 144A	1,905,000	1,948,302
Sequoia Mortgage Trust, Series 2024-5, Class A5
6.00%, 06/25/54 144A † γ	277,125	278,780
Sequoia Mortgage Trust, Series 6, Class A
(Floating, CME Term SOFR 1M + 0.75%, 0.64% Floor, 11.00% Cap), 5.07%, 04/19/27†	29,582	28,859
SLG Office Trust, Series 2021-OVA, Class A
2.59%, 07/15/41 144A	775,000	666,850
SREIT Trust, Series 2021-IND, Class A
(Floating, CME Term SOFR 1M + 0.81%, 0.70% Floor), 5.13%, 10/15/38 144A †	2,300,000	2,279,646
	Par	Value
Station Place Securitization Trust, Series 2024-SP1, Class A1
(Floating, CME Term SOFR 1M + 1.40%, 1.40% Floor), 5.85%, 08/12/25 144A † ††† ρ	$1,300,000	$1,300,000
Station Place Securitization Trust, Series 2024-SP2, Class A1
(Floating, CME Term SOFR 1M + 1.70%, 1.70% Floor), 6.03%, 07/12/26 144A † †††	1,300,000	1,300,000
Station Place Securitization Trust, Series 2024-SP3, Class A1
(Floating, CME Term SOFR 1M + 1.30%, 1.30% Floor), 5.62%, 11/17/25 144A † †††	200,000	200,000
Station Place Securitization Trust, Series 2024-SP4, Class A1
(Floating, CME Term SOFR 1M + 1.30%, 1.30% Floor), 5.62%, 11/17/25 144A † †††	400,000	400,000
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor, 11.00% Cap), 4.93%, 07/19/35†	22,797	21,740
TCO Commercial Mortgage Trust, Series 2024-DPM, Class A
(Floating, CME Term SOFR 1M + 1.24%, 1.24% Floor), 5.56%, 12/15/39 144A †	1,955,000	1,952,759
Thornburg Mortgage Securities Trust, Series 2003-4, Class A1
(Floating, CME Term SOFR 1M + 0.75%, 0.64% Floor, 11.50% Cap), 5.07%, 09/25/43†	1,830	1,809
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3
5.68%, 04/25/45† γ	11,646	11,370
Towd Point Mortgage Trust, Series 2024-4, Class A1A
4.42%, 10/27/64 144A † γ	749,225	749,854
Towd Point Mortgage Trust, Series 2024-5, Class A1A
4.49%, 10/25/64 144A † γ	2,443,774	2,457,064
Towd Point Mortgage Trust, Series 2024-A, Class A
7.51%, 11/01/40	737,927	742,723
TYSN Mortgage Trust, Series 2023-CRNR, Class A
6.58%, 12/10/33 144A † γ	1,010,000	1,061,076
Uniform Mortgage Backed Securities
5.00%, 05/01/40ρ TBA	11,110,000	11,155,422
2.50%, 04/01/51ρ TBA	25,000,000	20,791,755
3.00%, 04/01/53ρ TBA	48,908,964	42,394,168
3.50%, 04/01/53ρ TBA	18,000,000	16,235,241
4.00%, 04/01/53ρ TBA	2,000,000	1,863,737
2.00%, 05/01/53ρ TBA	28,340,000	22,528,293
2.50%, 05/01/53ρ TBA	6,970,000	5,796,197
3.00%, 05/01/53ρ TBA	11,960,000	10,364,095
4.00%, 05/01/53ρ TBA	62,530,000	58,179,363
4.50%, 05/01/53ρ TBA	15,895,000	15,197,462

	Par	Value
5.00%, 05/01/53ρ TBA	$149,444,000	$146,351,747
5.50%, 05/01/53ρ TBA	59,100,000	58,975,266
4.50%, 06/01/53ρ TBA	90,000,000	86,018,787
6.00%, 06/01/53ρ TBA	17,300,000	17,538,169
5.50%, 04/01/54ρ TBA	38,000,000	37,955,424
6.50%, 04/01/55ρ TBA	4,000,000	4,125,103
6.50%, 06/01/55ρ TBA	10,200,000	10,500,685
UWM Mortgage Trust, Series 2021-INV2, Class A9
(Floating, U.S. 30-Day Average SOFR + 1.00%, 5.00% Cap), 5.00%, 09/25/51 144A †	1,800,662	1,670,213
UWM Mortgage Trust, Series 2021-INV3, Class A3
2.50%, 11/25/51 144A † γ	2,540,636	2,083,894
UWM Mortgage Trust, Series 2021-INV3, Class A9
(Floating, U.S. 30-Day Average SOFR + 0.95%, 5.00% Cap), 5.00%, 11/25/51 144A †	1,826,082	1,703,207
UWM Mortgage Trust, Series 2021-INV4, Class A3
2.50%, 12/25/51 144A † γ	1,764,042	1,440,352
Verus Securitization Trust, Series 2021-7, Class A1
(Step to 2.83% on 12/25/25), 1.83%, 10/25/66 144A STEP	822,077	735,757
Verus Securitization Trust, Series 2022-6, Class A3
(Step to 4.92% on 07/25/26), 4.91%, 06/25/67 144A STEP	1,823,382	1,815,303
Verus Securitization Trust, Series 2022-8, Class A2
(Step to 6.08% on 05/25/25), 6.13%, 09/25/67 144A STEP	783,916	784,128
Verus Securitization Trust, Series 2023-7, Class A3
(Step to 7.89% on 11/25/27), 7.42%, 10/25/68 144A STEP	705,885	719,114
Verus Securitization Trust, Series 2024-1, Class A1
(Step to 6.71% on 02/25/28), 5.71%, 01/25/69 144A STEP	1,136,165	1,138,264
Verus Securitization Trust, Series 2024-1, Class A3
(Step to 7.12% on 02/25/28), 6.12%, 01/25/69 144A STEP	696,360	696,972
Verus Securitization Trust, Series 2024-4, Class A1
(Step to 7.22% on 06/25/28), 6.22%, 06/25/69 144A STEP	1,614,549	1,635,351
Verus Securitization Trust, Series 2024-5, Class A1
(Step to 7.19% on 07/25/28), 6.19%, 06/25/69 144A STEP	1,961,682	1,980,092
Verus Securitization Trust, Series 2025-2, Class A1
(Step to 6.31% on 04/25/29), 5.31%, 03/25/70 144A ††† STEP	1,500,000	1,500,063
	Par	Value
Verus Securitization Trust, Series 2025-2, Class A2
(Step to 6.51% on 04/25/29), 5.51%, 03/25/70 144A ††† STEP	$1,000,000	$996,649
Verus Securitization Trust, Series 2025-INV1, Class A1
(Step to 6.58% on 03/25/29), 5.55%, 02/25/70 144A STEP	1,320,147	1,324,588
Vista Point Securitization Trust, Series 2024-CES3, Class A1
(Step to 6.68% on 01/25/29), 5.68%, 01/25/55 144A STEP	678,530	680,089
Vista Point Securitization Trust, Series 2025-CES1, Class A1
(Step to 6.81% on 04/25/29), 5.81%, 04/25/55 144A STEP	900,000	909,091
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR19, Class A7
5.68%, 02/25/33† γ	1,106	1,077
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 6.04%, 06/25/42†	2,114	1,968
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR1, Class A1B
(Floating, CME Term SOFR 1M + 0.89%, 0.78% Floor, 10.50% Cap), 5.21%, 01/25/45†	389,527	374,853
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1
(Floating, CME Term SOFR 1M + 0.69%, 0.58% Floor, 10.50% Cap), 5.01%, 10/25/45†	226,325	225,067
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
4.54%, 02/25/37† γ	90,205	80,317
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 2A3
4.36%, 02/25/37† γ	58,390	53,725
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA3, Class 2A1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.76%, 0.76% Floor), 5.40%, 04/25/47†	194,726	176,177
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 1A1A
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor, 10.50% Cap), 4.97%, 07/25/45†	178,656	174,649

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
(Floating, CME Term SOFR 1M + 0.69%, 0.58% Floor, 10.50% Cap), 5.01%, 07/25/45†	$52,204	$51,320
WB Commercial Mortgage Trust, Series 2024-HQ, Class B
5.99%, 03/15/40 144A † γ	1,900,000	1,908,158
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1
6.55%, 12/28/37† γ	107,168	97,815
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class D
3.25%, 01/15/60 144A	150,000	130,967
Wells Fargo Commercial Mortgage Trust, Series 2019-C51, Class ASB
3.16%, 06/15/52	252,723	244,156
Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A5
2.63%, 04/15/54	1,350,000	1,170,189
Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI, Class A
4.95%, 07/15/35 144A † γ	1,750,000	1,758,364
Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI, Class B
5.36%, 07/15/35 144A † γ	1,075,000	1,076,879
Wells Fargo Commercial Mortgage Trust, Series 2024-MGP, Class A12
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 6.01%, 08/15/41 144A †	1,700,000	1,693,496
Wells Fargo Commercial Mortgage Trust, Series 2024-MGP, Class B12
(Floating, CME Term SOFR 1M + 2.29%, 2.29% Floor), 6.61%, 08/15/41 144A †	800,000	797,472
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1
3.50%, 07/25/49 144A † γ	23,811	21,666
Worldwide Plaza Trust, Series 2017-WWP, Class A
3.53%, 11/10/36 144A	1,900,000	1,313,647
Total Mortgage-Backed Securities (Cost $1,215,213,518)		1,201,720,237
MUNICIPAL BONDS — 0.3%
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bond, Series B
8.08%, 02/15/50	600,000	761,175
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	210,000	218,297
	Par	Value
California Statewide Communities Development Authority, Revenue Bond (AGM Insured)
7.14%, 08/15/47	$1,185,000	$1,265,791
Chicago Transit Authority Sales & Transfer Tax Receipts, Revenue Bond, Series A
6.90%, 12/01/40	638,214	706,884
Chicago Transit Authority Sales & Transfer Tax Receipts, Revenue Bond, Series B
6.90%, 12/01/40	272,182	301,468
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bond
4.28%, 02/01/36	1,300,000	1,256,883
Maryland State Economic Development Corporation Revenue Bonds
4.79%, 11/30/29	435,000	439,435
4.83%, 11/30/30	335,000	338,065
4.93%, 11/30/31	400,000	404,088
Metropolitan Transportation Authority, Revenue Bond
5.18%, 11/15/49	65,000	58,567
Port Authority of New York & New Jersey, Revenue Bond, Series 192
4.81%, 10/15/65	300,000	272,621
State Board of Administration Finance Corporation, Revenue Bond, Series A
2.15%, 07/01/30	235,000	208,211
State of California, General Obligation
7.55%, 04/01/39	410,000	496,480
State of Illinois, General Obligation
5.10%, 06/01/33	381,176	380,645
6.63%, 02/01/35	380,769	397,790
7.35%, 07/01/35	365,357	396,465
Tarrant County Cultural Education Facilities Finance Corporation, Revenue Bond (AGM Insured)
2.78%, 09/01/34	1,000,000	832,620
Total Municipal Bonds (Cost $8,992,505)		8,735,485

	Number of Contracts	Notional Amount	Value
PURCHASED OPTIONS — 0.0%
Call Swaptions — 0.0%
Pay 1-Day SOFR (Annually); Receive 3.75% (Annually); Interest Rate Swap Maturing 11/03/2026 USD, Strike Price $3.75, Expires 10/30/25 (DEUT)	1	$85,800,000	$333,728
Pay 1-Day SOFR (Annually); Receive 3.8% (Annually); Interest Rate Swap Maturing 11/21/2030 USD, Strike Price $3.80, Expires 11/19/25 (BNP)	1	8,390,000	170,370
Pay 1-Day SOFR (Annually); Receive 3.8% (Annually); Interest Rate Swap Maturing 11/21/2030 USD, Strike Price $3.80, Expires 11/19/25 (TD)	1	8,390,000	170,370
Pay 1-Day SOFR (Annually); Receive 3.82% (Annually); Interest Rate Swap Maturing 11/20/2030 USD, Strike Price $3.82, Expires 11/18/25 (BNP)	1	8,990,000	187,091
Pay 1-Day SOFR (Annually); Receive 3.82% (Annually); Interest Rate Swap Maturing 11/20/2030 USD, Strike Price $3.82, Expires 11/18/25 (MSCS)	1	8,990,000	187,091
	Number of Contracts	Notional Amount	Value
Pay 1-Day SONIA (Annually); Receive 3.5% (Annually); Interest Rate Swap Maturing 08/19/2028 GBP, Strike Price $3.50, Expires 08/19/26 (MSCS)	1	$11,500,000	$82,602
Pay 1-Day SONIA (Annually); Receive 3.795% (Annually); Interest Rate Swap Maturing 10/31/2027 GBP, Strike Price $3.80, Expires 10/31/25 (MSCS)	1	12,100,000	68,294
			1,199,546
Put Options — 0.0%
Euro vs. U.S. Dollar, Strike Price $1.01, Expires 11/24/25 (BOA)	1	5,799,000	23,349
Euro vs. U.S. Dollar, Strike Price $1.01, Expires 11/24/25 (BOA)	1	5,799,000	23,349
Euro vs. U.S. Dollar, Strike Price $1.01, Expires 11/26/25 (BOA)	1	2,040,000	8,320
Euro vs. U.S. Dollar, Strike Price $1.01, Expires 11/26/25 (BOA)	1	4,059,000	16,554
Euro vs. U.S. Dollar, Strike Price $1.01, Expires 11/26/25 (BOA)	1	1,740,000	7,096
Euro vs. U.S. Dollar, Strike Price $1.01, Expires 11/26/25 (BOA)	1	336,000	1,370
			80,038

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Put Swaptions — 0.0%
Pay 4.845% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 10/31/2027 GBP, Strike Price $4.85, Expires 10/31/25 (MSCS)	1	$12,100,000	$12,390
Pay 5.5% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 08/19/2028 GBP, Strike Price $5.50, Expires 08/19/26 (MSCS)	1	11,500,000	21,841
			34,231
Total Purchased Options (Premiums paid $1,259,513)			1,313,815

	Par
U.S. TREASURY OBLIGATIONS — 18.5%
U.S. Treasury Bonds
4.25%, 05/15/39	$4,300,000	4,237,684
4.38%, 11/15/39‡‡	11,470,000	11,416,682
1.38%, 11/15/40	32,300,000	21,005,094
1.88%, 02/15/41	6,800,000	4,773,547
4.75%, 02/15/41‡‡ Δ	1,900,000	1,959,375
2.25%, 05/15/41	1,700,000	1,260,656
3.13%, 11/15/41Δ	3,580,000	2,993,775
2.38%, 02/15/42	2,800,000	2,079,164
3.25%, 05/15/42Δ	6,900,000	5,833,061
2.75%, 08/15/42	10,430,000	8,146,808
2.75%, 11/15/42	7,050,000	5,486,057
2.88%, 05/15/43Δ	3,200,000	2,521,313
3.63%, 02/15/44	5,700,000	4,989,281
3.38%, 05/15/44‡‡	3,200,000	2,692,875
4.63%, 05/15/44	1,800,000	1,806,363
3.13%, 08/15/44	4,800,000	3,873,000
4.13%, 08/15/44	11,875,000	11,129,102
3.00%, 11/15/44	3,100,000	2,443,430
4.63%, 11/15/44	2,000,000	2,003,125
2.88%, 08/15/45	700,000	536,334
3.13%, 05/15/48	3,340,000	2,600,829
3.00%, 08/15/48	11,300,000	8,584,027
3.38%, 11/15/48Δ	3,220,000	2,614,426
3.00%, 02/15/49Δ	300,000	226,939
2.88%, 05/15/49Δ	9,580,000	7,063,753
2.25%, 08/15/49Δ	5,000,000	3,226,562
2.38%, 11/15/49	3,800,000	2,514,902
1.38%, 08/15/50Δ	4,900,000	2,498,426
1.63%, 11/15/50	9,200,000	5,010,406
4.75%, 11/15/53Δ	1,130,000	1,155,337
	Par	Value
4.25%, 08/15/54	$31,350,000	$29,601,258
		166,283,591
U.S. Treasury Inflationary Index Notes
0.13%, 04/15/25‡‡	26,318,790	26,344,593
0.38%, 07/15/25	267,914	268,389
1.25%, 04/15/28	3,103,105	3,104,658
2.13%, 04/15/29	6,778,464	6,980,978
1.63%, 10/15/29Δ	5,300,295	5,376,637
0.63%, 07/15/32	20,008,305	18,686,069
1.13%, 01/15/33	13,863,850	13,287,322
1.38%, 07/15/33	345,170	336,832
1.75%, 01/15/34‡‡	6,407,328	6,398,621
1.88%, 07/15/34Δ	15,698,119	15,849,244
2.13%, 01/15/35	1,842,078	1,891,445
		98,524,788
U.S. Treasury Inflationary Indexed Bonds
1.50%, 02/15/53	7,025,568	5,851,548
U.S. Treasury Notes
4.25%, 12/31/26	37,100,000	37,294,920
4.13%, 02/28/27	13,235,000	13,286,182
3.88%, 03/31/27	2,730,000	2,729,147
2.63%, 05/31/27‡‡	4,310,000	4,196,694
4.63%, 06/15/27‡‡	7,640,000	7,758,480
0.50%, 06/30/27	19,390,000	17,990,663
2.75%, 02/15/28‡‡	1,400,000	1,357,316
1.25%, 03/31/28‡‡	510,000	472,378
1.25%, 05/31/28	13,250,000	12,216,914
1.25%, 06/30/28	18,800,000	17,296,367
4.63%, 09/30/28	1,000,000	1,023,398
4.13%, 11/30/29	1,060,000	1,068,385
4.25%, 01/31/30Δ	6,500,000	6,584,297
1.50%, 02/15/30	2,870,000	2,560,690
3.63%, 03/31/30	2,241,300	2,207,199
0.63%, 05/15/30	37,760,000	31,952,925
3.75%, 06/30/30Δ	9,990,000	9,881,125
4.13%, 03/31/31Δ	17,280,000	17,369,100
4.63%, 04/30/31	9,430,000	9,727,266
3.63%, 09/30/31	5,300,000	5,169,156
4.13%, 11/30/31	5,000,000	5,016,602
3.38%, 05/15/33‡‡	2,000,000	1,894,648
4.38%, 05/15/34‡‡	12,050,000	12,215,452
4.25%, 11/15/34	13,300,000	13,341,563
		234,610,867
U.S. Treasury Strips
3.27%, 11/15/29Ω	7,660,800	6,366,103
3.26%, 08/15/30Ω	1,540,000	1,237,823
3.27%, 11/15/30Ω	1,540,000	1,224,386
3.92%, 08/15/31Ω	3,810,000	2,928,528
3.72%, 11/15/31Ω	5,260,000	3,997,662
3.26%, 05/15/32Ω	3,306,100	2,459,017

	Par	Value
3.21%, 08/15/33Ω Δ	$1,540,000	$1,079,604
3.68%, 08/15/35Ω	2,900,000	1,842,272
2.22%, 02/15/40Ω ‡‡	2,790,000	1,399,777
2.18%, 08/15/41Ω	1,080,000	498,113
1.97%, 05/15/52Ω ‡‡	40,250,000	11,463,953
2.42%, 08/15/53Ω	19,000,000	5,201,916
2.35%, 11/15/53Ω	16,400,000	4,484,036
2.34%, 05/15/54Ω	19,000,000	5,093,172
2.53%, 08/15/54Ω	3,810,000	1,011,880
2.40%, 11/15/54Ω	3,000,000	792,154
2.41%, 02/15/55Ω Δ	13,000,000	3,405,413
		54,485,809
Total U.S. Treasury Obligations (Cost $579,915,407)		559,756,603

	Shares
PREFERRED STOCKS — 0.1%
American National Group, Inc.
7.38%	12,000	308,640
Boeing Co. (The)
6.00% CONV	28,936	1,731,241
Jackson Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.73%), 8.00% †	6,000	157,920
Total Preferred Stocks (Cost $1,925,084)		2,197,801
MONEY MARKET FUNDS — 6.3%
Northern Institutional Liquid Assets Portfolio (Shares), 4.38%Ø §	48,959,241	48,959,241
GuideStone Money Market Fund, 4.26% (Institutional Class)Ø ∞	140,961,293	140,961,293
Total Money Market Funds (Cost $189,920,534)		189,920,534

Par
REPURCHASE AGREEMENTS — 9.3%
Citigroup Global Markets, Inc.
4.41% (dated 03/31/25, due 04/01/25, repurchase price $151,418,547, collateralized by U.S. Treasury Notes, 4.625%, due 06/15/27, total market value $152,390,867)	$151,400,000	151,400,000
	Par	Value

4.41% (dated 03/31/25, due 04/02/25, repurchase price $130,631,997, collateralized by U.S. Treasury Notes, 3.625%, due 09/15/27, total market value $133,087,693)	$130,600,000	$130,600,000
Total Repurchase Agreements (Cost $282,000,000)		282,000,000
TOTAL INVESTMENTS — 126.0% (Cost $3,858,511,248)		3,806,387,707

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.0)%
Call Options — (0.0)%
10-Year U.S. Treasury Note Future expiration date 04/2025, Strike Price $112.00, Expires 04/25/25 (MSCS)	(12)	$(1,334,625)	(5,438)
10-Year U.S. Treasury Note Future expiration date 05/2025, Strike Price $112.20, Expires 04/25/25 (MSCS)	(15)	(1,668,281)	(5,625)
10-Year U.S. Treasury Note Future expiration date 05/2025, Strike Price $112.50, Expires 04/25/25 (MSCS)	(30)	(3,336,563)	(9,375)
(20,438)
Call Swaptions — (0.0)%
Pay 2.4% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 04/09/2030 EUR, Strike Price $2.40, Expires 04/07/25 (BNP)	(1)	(400,000)	(866)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Pay 2.45% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 05/05/2035 EUR, Strike Price $2.45, Expires 04/30/25 (BAR)	(1)	$(700,000)	$(2,466)
Pay 2.51% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 04/09/2035 EUR, Strike Price $2.51, Expires 04/07/25 (BAR)	(1)	(400,000)	(179)
Pay 2.52% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 04/09/2035 EUR, Strike Price $2.52, Expires 04/07/25 (MSCS)	(1)	(200,000)	(108)
Pay 2.55% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 04/15/2035 EUR, Strike Price $2.55, Expires 04/11/25 (BAR)	(1)	(100,000)	(164)
Pay 2.55% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 04/16/2035 EUR, Strike Price $2.55, Expires 04/14/25 (BAR)	(1)	(300,000)	(649)
Pay 2.83% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 11/03/2026 USD, Strike Price $2.83, Expires 10/30/25 (DEUT)	(1)	(85,800,000)	(92,132)
	Number of Contracts	Notional Amount	Value
Pay 3% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 08/19/2028 GBP, Strike Price $3.00, Expires 08/19/26 (MSCS)	(1)	$(11,500,000)	$(46,587)
Pay 3.29% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 11/03/2026 USD, Strike Price $3.29, Expires 10/30/25 (DEUT)	(1)	(85,800,000)	(175,573)
Pay 3.295% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 10/31/2027 GBP, Strike Price $3.30, Expires 10/31/25 (MSCS)	(1)	(12,100,000)	(27,379)
Pay 3.3% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 11/21/2030 USD, Strike Price $3.30, Expires 11/19/25 (BNP)	(1)	(8,390,000)	(82,630)
Pay 3.3% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 11/21/2030 USD, Strike Price $3.30, Expires 11/19/25 (TD)	(1)	(8,390,000)	(82,630)
Pay 3.32% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 11/20/2030 USD, Strike Price $3.32, Expires 11/18/25 (MSCS)	(1)	(8,990,000)	(91,093)

	Number of Contracts	Notional Amount	Value
Pay 3.32% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 11/20/2030 USD, Strike Price $3.32, Expires 11/18/25 (BNP)	(1)	$(8,990,000)	$(91,093)
Pay 3.535% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 04/14/2035 USD, Strike Price $3.54, Expires 04/10/25 (GSC)	(1)	(100,000)	(63)
Pay 3.6% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 05/02/2035 USD, Strike Price $3.60, Expires 04/30/25 (GSC)	(1)	(600,000)	(2,560)
Pay 3.695% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 04/22/2035 USD, Strike Price $3.70, Expires 04/17/25 (GSC)	(1)	(700,000)	(3,366)
Pay 3.71% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 04/16/2035 USD, Strike Price $3.71, Expires 04/14/25 (MSCS)	(1)	(700,000)	(3,219)
	Number of Contracts	Notional Amount	Value
Pay 3.713% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 04/30/2035 USD, Strike Price $3.71, Expires 04/28/25 (GSC)	(1)	$(1,300,000)	$(9,713)
Pay 3.723% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 04/16/2035 USD, Strike Price $3.72, Expires 04/14/25 (GSC)	(1)	(1,700,000)	(8,543)
(721,013)
Put Options — (0.0)%
10-Year U.S. Treasury Note Future expiration date 05/2025, Strike Price $109.00, Expires 04/25/25 (MSCS)	(12)	(1,334,625)	(1,125)
10-Year U.S. Treasury Note Future expiration date 05/2025, Strike Price $109.50, Expires 04/25/25 (MSCS)	(15)	(1,668,281)	(2,344)
10-Year U.S. Treasury Note Future expiration date 05/2025, Strike Price $110.00, Expires 04/25/25 (MSCS)	(30)	(3,336,563)	(7,968)
(11,437)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Put Swaptions — (0.0)%
Pay 1-Day SOFR (Annually); Receive 3.95% (Annually); Interest Rate Swap Maturing 05/02/2035 USD, Strike Price $3.95, Expires 04/30/25 (GSC)	(1)	$(600,000)	$(2,560)
Pay 1-Day SOFR (Annually); Receive 3.985% (Annually); Interest Rate Swap Maturing 04/14/2035 USD, Strike Price $3.99, Expires 04/10/25 (GSC)	(1)	(100,000)	(58)
Pay 1-Day SOFR (Annually); Receive 4.045% (Annually); Interest Rate Swap Maturing 04/22/2035 USD, Strike Price $4.05, Expires 04/17/25 (GSC)	(1)	(700,000)	(566)
Pay 1-Day SOFR (Annually); Receive 4.06% (Annually); Interest Rate Swap Maturing 04/16/2035 USD, Strike Price $4.06, Expires 04/14/25 (MSCS)	(1)	(700,000)	(326)
Pay 1-Day SOFR (Annually); Receive 4.063% (Annually); Interest Rate Swap Maturing 04/30/2035 USD, Strike Price $4.06, Expires 04/28/25 (GSC)	(1)	(1,300,000)	(2,143)
Pay 1-Day SOFR (Annually); Receive 4.073% (Annually); Interest Rate Swap Maturing 04/16/2035 USD, Strike Price $4.07, Expires 04/14/25 (GSC)	(1)	(1,700,000)	(681)
	Number of Contracts	Notional Amount	Value
Pay 1-Day SONIA (Annually); Receive 4.345% (Annually); Interest Rate Swap Maturing 10/31/2027 GBP, Strike Price $4.35, Expires 10/31/25 (MSCS)	(1)	$(12,100,000)	$(36,675)
Pay 1-Day SONIA (Annually); Receive 4.5% (Annually); Interest Rate Swap Maturing 08/19/2028 GBP, Strike Price $4.50, Expires 08/19/26 (MSCS)	(1)	(11,500,000)	(67,411)
Pay 6-Month EURIBOR (Semiannually); Receive 2.75% (Annually); Interest Rate Swap Maturing 04/09/2030 EUR, Strike Price $2.75, Expires 04/07/25 (BNP)	(1)	(400,000)	(1)
Pay 6-Month EURIBOR (Semiannually); Receive 2.76% (Annually); Interest Rate Swap Maturing 05/05/2035 EUR, Strike Price $2.76, Expires 04/30/25 (BAR)	(1)	(700,000)	(2,465)
Pay 6-Month EURIBOR (Semiannually); Receive 2.86% (Annually); Interest Rate Swap Maturing 04/09/2035 EUR, Strike Price $2.86, Expires 04/07/25 (BAR)	(1)	(400,000)	(59)

	Number of Contracts	Notional Amount	Value
Pay 6-Month EURIBOR (Semiannually); Receive 2.89% (Annually); Interest Rate Swap Maturing 04/09/2035 EUR, Strike Price $2.89, Expires 04/07/25 (MSCS)	(1)	$(200,000)	$(16)
Pay 6-Month EURIBOR (Semiannually); Receive 2.9% (Annually); Interest Rate Swap Maturing 04/15/2035 EUR, Strike Price $2.90, Expires 04/11/25 (BAR)	(1)	(100,000)	(25)
Pay 6-Month EURIBOR (Semiannually); Receive 2.92% (Annually); Interest Rate Swap Maturing 04/16/2035 EUR, Strike Price $2.92, Expires 04/14/25 (BAR)	(1)	(300,000)	(103)
(113,089)
Total Written Options (Premiums received $ (886,554))			(865,977)

	Par	Value
TBA SALE COMMITMENTS — (1.2)%
Uniform Mortgage Backed Securities 3.50%, 05/01/53ρ TBA	$(100,000)	$(90,137)
Government National Mortgage Association 4.00%, 04/01/55ρ TBA	(1,000,000)	(936,202)
Government National Mortgage Association 4.50%, 04/01/55ρ TBA	(7,000,000)	(6,716,719)
Uniform Mortgage Backed Securities 2.00%, 04/01/52ρ TBA	(4,000,000)	(3,179,561)
Uniform Mortgage Backed Securities 4.50%, 04/01/53ρ TBA	(11,000,000)	(10,522,860)
Uniform Mortgage Backed Securities 6.00%, 04/01/54ρ TBA	(4,000,000)	(4,063,193)
Government National Mortgage Association 3.00%, 04/01/55ρ TBA	(3,000,000)	(2,657,580)
Government National Mortgage Association 3.50%, 04/01/55ρ TBA	(2,000,000)	(1,830,166)
Uniform Mortgage Backed Securities 5.00%, 04/01/53ρ TBA	(6,000,000)	(5,881,240)
Total TBA Sale Commitments (Proceeds $(35,758,773))		(35,877,658)
Liabilities in Excess of Other Assets — (24.8)%		(749,425,073)
NET ASSETS — 100.0%		$3,020,218,999
Futures Contracts outstanding at March 31, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
30-Year Euro Buxl	06/2025	(3)	$(386,867)	$25,670
Euro-Bobl	06/2025	3	382,099	(3,376)
Euro-Bund	06/2025	(181)	(25,214,003)	620,494
Euro-OAT	06/2025	(1)	(132,665)	2,984
10-Year Japanese Treasury Bond	06/2025	(12)	(11,072,738)	(76,045)
3-Month CME SOFR	06/2025	116	27,749,375	(87,723)
10-Year U.S. Treasury Note	06/2025	547	60,836,656	235,430
U.S. Treasury Long Bond	06/2025	1,141	133,817,906	(87,012)
Ultra 10-Year U.S. Treasury Note	06/2025	(689)	(78,632,125)	(175,977)
Ultra Long U.S. Treasury Bond	06/2025	423	51,711,750	237,548
10-Year Bond	06/2025	99	8,540,947	127,038
Long GILT	06/2025	86	10,185,888	(86,616)
2-Year U.S. Treasury Note	06/2025	(318)	(65,880,656)	125,741
5-Year U.S. Treasury Note	06/2025	2,616	282,936,750	2,068,997
3-Month CME SOFR	09/2025	116	27,816,800	(113,100)
3-Month CME SOFR	12/2025	116	27,895,100	(92,800)
3-Month CME SOFR	03/2026	116	27,948,750	(73,950)
3-Month SONIA SO3	03/2026	204	63,286,902	8,032

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
3-Month CME SOFR	06/2026	116	$27,983,550	$(60,900)
3-Month CME SOFR	09/2026	116	28,000,950	(55,100)
3-Month CME SOFR	03/2027	31	7,483,787	40,447
Total Futures Contracts outstanding at March 31, 2025			$605,258,156	$2,579,782

Forward Foreign Currency Contracts outstanding at March 31, 2025:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/02/25	U.S. Dollars	27,583,620	Canadian Dollars	39,264,820	MSCS	$298,383
04/02/25	U.S. Dollars	11,883,628	Brazilian Reals	66,300,000	GSC	265,197
04/02/25	Brazilian Reals	100,224,180	U.S. Dollars	17,400,655	GSC	162,660
04/02/25	British Pounds	5,780,000	U.S. Dollars	7,307,156	JPM	159,159
05/02/25	U.S. Dollars	27,520,001	Canadian Dollars	39,318,450	HSBC	154,572
06/03/25	Brazilian Reals	16,845,321	U.S. Dollars	2,845,926	SC	66,579
06/05/25	U.S. Dollars	2,871,378	South Korean Won	4,122,972,332	DEUT	64,496
04/02/25	U.S. Dollars	4,925,056	Japanese Yen	730,200,000	BAR	56,732
04/15/25	U.S. Dollars	3,360,765	Euro	3,066,000	BAR	42,817
05/08/25	Turkish Lira	16,662,849	U.S. Dollars	374,909	JPM	42,356
06/18/25	U.S. Dollars	2,793,502	South Korean Won	4,039,554,200	DEUT	41,503
06/18/25	Norwegian Kroner	18,700,969	U.S. Dollars	1,737,969	SS	39,531
04/25/25	U.S. Dollars	3,921,344	Taiwan Dollars	128,867,118	BNP	38,586
06/12/25	U.S. Dollars	1,076,297	South Korean Won	1,533,238,891	BNP	32,092
07/16/25	U.S. Dollars	2,026,743	Taiwan Dollars	65,925,878	GSC	29,131
06/18/25	Euro	1,069,000	Canadian Dollars	1,624,994	JPM	27,409
05/02/25	U.S. Dollars	2,776,906	Australian Dollars	4,403,283	DEUT	24,801
05/05/25	Brazilian Reals	21,634,840	U.S. Dollars	3,742,372	BAR	24,035
04/02/25	U.S. Dollars	4,792,970	Brazilian Reals	27,217,080	JPM	23,441
06/18/25	U.S. Dollars	2,594,306	New Zealand Dollars	4,519,972	MSCS	23,015
04/16/25	U.S. Dollars	985,561	Israeli Shekels	3,584,239	DEUT	21,269
04/02/25	Brazilian Reals	36,941,399	U.S. Dollars	6,452,721	BNP	20,901
08/20/25	U.S. Dollars	2,019,606	Taiwan Dollars	65,802,093	JPM	20,199
06/18/25	U.S. Dollars	1,776,060	Euro	1,616,739	UBS	20,018
04/16/25	U.S. Dollars	850,009	Israeli Shekels	3,089,145	JPM	18,915
04/16/25	U.S. Dollars	974,138	Israeli Shekels	3,550,667	BAR	18,878
06/18/25	U.S. Dollars	1,109,000	Japanese Yen	162,459,860	CITI	16,157
07/16/25	U.S. Dollars	813,891	Taiwan Dollars	26,452,452	BNP	12,359
06/18/25	U.S. Dollars	614,181	South Korean Won	883,695,906	HSBC	12,152
04/25/25	U.S. Dollars	955,870	Taiwan Dollars	31,321,853	JPM	12,145
10/02/25	U.S. Dollars	5,490,652	Brazilian Reals	32,700,000	BNP	12,107
07/16/25	U.S. Dollars	774,296	Taiwan Dollars	25,185,577	JPM	11,151
06/12/25	U.S. Dollars	423,078	South Korean Won	605,171,490	DEUT	10,929
04/25/25	U.S. Dollars	426,829	Taiwan Dollars	13,807,753	HSBC	10,802
06/18/25	Swedish Kronor	11,159,176	Euro	1,017,000	BNP	10,799
08/20/25	U.S. Dollars	1,146,321	Taiwan Dollars	37,392,569	BNP	10,142
04/15/25	Indian Rupees	35,022,600	U.S. Dollars	400,000	JPM	9,233
04/02/25	U.S. Dollars	401,183	Japanese Yen	59,000,000	UBS	7,824
05/06/25	Turkish Lira	2,902,226	U.S. Dollars	65,160	JPM	7,692
06/18/25	Swiss Francs	974,622	Euro	1,017,000	UBS	7,479
05/02/25	U.S. Dollars	5,708,694	Swiss Francs	5,024,930	HSBC	7,072
04/09/25	U.S. Dollars	780,267	Euro	714,850	JPM	6,924
06/18/25	British Pounds	1,200,316	U.S. Dollars	1,543,482	CITI	6,913
06/06/25	Polish Zloty	1,935,521	U.S. Dollars	491,779	BNP	6,695
06/18/25	Euro	591,171	U.S. Dollars	635,528	BNP	6,581
07/16/25	U.S. Dollars	452,536	Taiwan Dollars	14,748,601	HSBC	5,641
07/02/25	Brazilian Reals	6,897,064	U.S. Dollars	1,178,804	JPM	5,569
06/18/25	U.S. Dollars	2,417,695	Chinese Offshore Yuan	17,431,000	BAR	5,529
04/16/25	U.S. Dollars	400,519	Israeli Shekels	1,469,000	HSBC	5,304
06/18/25	Norwegian Kroner	11,733,303	U.S. Dollars	1,110,000	UBS	5,234
04/25/25	U.S. Dollars	225,335	Taiwan Dollars	7,313,247	SC	4,987
08/20/25	U.S. Dollars	801,658	Taiwan Dollars	26,229,448	HSBC	4,672
04/16/25	U.S. Dollars	799,398	South African Rand	14,590,449	BNP	4,631
05/02/25	U.S. Dollars	1,400,658	British Pounds	1,081,000	BAR	4,370
04/07/25	Indian Rupees	17,416,600	U.S. Dollars	200,000	BNP	3,648

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/18/25	U.S. Dollars	1,024,000	Japanese Yen	151,721,799	BNP	$3,390
04/02/25	U.S. Dollars	201,324	Japanese Yen	29,700,000	MLIB	3,311
08/20/25	U.S. Dollars	361,774	Taiwan Dollars	11,803,781	SC	3,114
04/21/25	Indian Rupees	17,356,840	U.S. Dollars	200,000	JPM	2,708
04/02/25	U.S. Dollars	428,177	Singapore Dollars	572,002	HSBC	2,438
05/12/25	Chinese Offshore Yuan	5,206,473	U.S. Dollars	716,466	JPM	2,319
04/14/25	U.S. Dollars	200,000	Taiwan Dollars	6,562,680	BNP	2,301
05/09/25	U.S. Dollars	521,739	Indonesian Rupiahs	8,671,356,515	BNP	2,203
06/18/25	U.S. Dollars	440,310	Peruvian Nuevo Soles	1,613,492	BAR	2,001
06/06/25	Polish Zloty	1,545,931	U.S. Dollars	396,238	JPM	1,901
06/18/25	U.S. Dollars	472,962	Swiss Francs	412,868	SS	1,852
08/20/25	U.S. Dollars	405,439	Chinese Offshore Yuan	2,904,000	BAR	1,813
06/06/25	Polish Zloty	316,483	U.S. Dollars	79,784	MSCS	1,723
05/02/25	Indian Rupees	62,611,113	U.S. Dollars	728,930	BNP	1,635
05/12/25	U.S. Dollars	338,837	Chinese Offshore Yuan	2,442,612	SC	1,620
04/21/25	U.S. Dollars	200,000	Taiwan Dollars	6,587,460	BNP	1,533
08/20/25	U.S. Dollars	403,700	Chinese Offshore Yuan	2,895,000	BNP	1,325
04/02/25	U.S. Dollars	188,812	Swiss Francs	166,000	HSBC	1,178
04/07/25	U.S. Dollars	197,947	Taiwan Dollars	6,533,146	BNP	1,159
05/02/25	U.S. Dollars	453,900	Turkish Lira	17,949,793	BAR	1,159
05/02/25	U.S. Dollars	398,330	Singapore Dollars	532,846	BNP	1,027
05/12/25	Chinese Offshore Yuan	2,483,715	U.S. Dollars	341,874	HSBC	1,018
04/28/25	Indian Rupees	30,929,646	U.S. Dollars	360,000	BNP	1,009
05/02/25	U.S. Dollars	318,599	Singapore Dollars	425,984	DEUT	975
05/02/25	U.S. Dollars	78,010	New Zealand Dollars	135,668	DEUT	921
04/21/25	U.S. Dollars	200,000	Indonesian Rupiahs	3,313,980,000	JPM	916
04/02/25	Euro	554,000	U.S. Dollars	598,251	MSCS	789
06/18/25	U.S. Dollars	320,234	Mexican Pesos	6,607,000	MLIB	788
04/09/25	U.S. Dollars	396,235	Indonesian Rupiahs	6,564,021,198	JPM	739
04/02/25	U.S. Dollars	179,180	Singapore Dollars	239,831	MSCS	675
04/30/25	U.S. Dollars	144,324	Indonesian Rupiahs	2,398,514,241	GSC	554
04/16/25	U.S. Dollars	200,331	South African Rand	3,667,897	MLIB	534
04/30/25	U.S. Dollars	135,677	Indonesian Rupiahs	2,254,727,873	BNP	526
04/02/25	U.S. Dollars	77,492	New Zealand Dollars	135,668	DEUT	467
06/18/25	Canadian Dollars	1,603,095	U.S. Dollars	1,118,000	BNP	421
04/09/25	U.S. Dollars	313,501	Indonesian Rupiahs	5,196,279,075	BNP	415
05/02/25	U.S. Dollars	194,945	Norwegian Kroner	2,046,661	BNP	405
04/07/25	U.S. Dollars	102,621	South Korean Won	150,496,775	MLIB	403
04/02/25	Japanese Yen	179,700,000	U.S. Dollars	1,197,701	BAR	379
04/02/25	U.S. Dollars	50,328	Singapore Dollars	67,215	JPM	300
07/16/25	U.S. Dollars	341,801	Chinese Offshore Yuan	2,463,189	HSBC	285
04/16/25	U.S. Dollars	231,471	Indonesian Rupiahs	3,843,575,955	GSC	284
07/16/25	U.S. Dollars	271,719	Chinese Offshore Yuan	1,957,953	JPM	253
04/14/25	U.S. Dollars	62,097	South Korean Won	91,041,686	GSC	253
06/18/25	Chinese Offshore Yuan	1,465,000	U.S. Dollars	202,484	BNP	248
04/07/25	U.S. Dollars	94,006	South Korean Won	138,064,534	GSC	233
04/02/25	Swiss Francs	11,754	U.S. Dollars	13,079	JPM	207
06/18/25	U.S. Dollars	1,110,000	Swedish Kronor	11,102,874	UBS	201
04/09/25	U.S. Dollars	367,118	Indonesian Rupiahs	6,090,076,304	UBS	178
04/02/25	U.S. Dollars	46,882	Singapore Dollars	62,755	DEUT	174
05/12/25	U.S. Dollars	161,135	Chinese Offshore Yuan	1,166,126	BNP	144
05/05/25	Indian Rupees	74,680,179	U.S. Dollars	871,070	HSBC	132
08/20/25	U.S. Dollars	699,061	Chinese Offshore Yuan	5,028,765	JPM	115
04/07/25	U.S. Dollars	203,775	Indian Rupees	17,418,230	BNP	108
05/12/25	U.S. Dollars	162,592	Chinese Offshore Yuan	1,177,003	HSBC	100
08/20/25	U.S. Dollars	9,524	Taiwan Dollars	310,512	MLIB	89

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/04/25	Indian Rupees	3,263,851	U.S. Dollars	38,090	BAR	$83
05/02/25	U.S. Dollars	21,939	Danish Kroner	150,786	HSBC	42
04/15/25	U.S. Dollars	7,775	British Pounds	6,000	BAR	25
04/16/25	South African Rand	186,264	U.S. Dollars	10,132	JPM	14
04/02/25	U.S. Dollars	27,283	Canadian Dollars	39,246	DEUT	11
06/18/25	U.S. Dollars	29	Chinese Offshore Yuan	208	BNP	—
Subtotal Appreciation						$2,028,539
04/21/25	U.S. Dollars	5,602	Turkish Lira	220,019	GSC	$(31)
04/02/25	U.S. Dollars	13,575	Singapore Dollars	18,285	DEUT	(35)
05/09/25	U.S. Dollars	678,261	Indonesian Rupiahs	11,321,530,442	BNP	(57)
04/21/25	U.S. Dollars	1,855	Turkish Lira	74,813	UBS	(61)
05/06/25	U.S. Dollars	38,090	Indian Rupees	3,273,145	BAR	(91)
04/28/25	Indian Rupees	17,449,468	U.S. Dollars	203,774	BNP	(105)
06/18/25	Canadian Dollars	296,068	U.S. Dollars	206,765	BNP	(209)
06/06/25	Polish Zloty	487,511	U.S. Dollars	125,826	BAR	(273)
05/02/25	Canadian Dollars	72,339	U.S. Dollars	50,673	BNP	(326)
04/16/25	Indonesian Rupiahs	5,304,663,355	U.S. Dollars	319,462	DEUT	(392)
04/15/25	Turkish Lira	4,216,691	U.S. Dollars	109,286	BAR	(421)
05/05/25	Brazilian Reals	15,108,791	U.S. Dollars	2,630,727	BNP	(439)
05/12/25	Chinese Offshore Yuan	2,472,588	U.S. Dollars	341,801	HSBC	(445)
06/18/25	South Korean Won	149,930,307	U.S. Dollars	102,621	MLIB	(479)
06/06/25	Polish Zloty	769,000	U.S. Dollars	198,594	HSBC	(545)
06/18/25	South Korean Won	228,274,000	U.S. Dollars	156,103	GSC	(589)
07/16/25	U.S. Dollars	268,451	Chinese Offshore Yuan	1,940,552	JPM	(603)
04/21/25	U.S. Dollars	62,959	Turkish Lira	2,483,746	BAR	(634)
04/09/25	Indonesian Rupiahs	6,090,076,304	U.S. Dollars	367,625	UBS	(686)
06/18/25	U.S. Dollars	304,905	Chinese Offshore Yuan	2,209,000	HSBC	(784)
04/24/25	U.S. Dollars	35,883	Turkish Lira	1,441,151	GSC	(862)
04/04/25	U.S. Dollars	37,312	Indian Rupees	3,267,642	BAR	(906)
06/18/25	Norwegian Kroner	11,668,236	U.S. Dollars	1,110,000	SS	(951)
05/07/25	Indonesian Rupiahs	3,847,048,020	U.S. Dollars	231,471	GSC	(956)
06/25/25	U.S. Dollars	232,315	Turkish Lira	9,847,833	BAR	(975)
05/12/25	U.S. Dollars	359,228	Chinese Offshore Yuan	2,609,181	HSBC	(985)
04/02/25	Brazilian Reals	1,135,510	U.S. Dollars	200,000	GSC	(1,013)
06/18/25	U.S. Dollars	103,430	Chinese Offshore Yuan	754,905	JPM	(1,036)
08/20/25	Taiwan Dollars	6,487,323	U.S. Dollars	198,158	BNP	(1,040)
06/11/25	U.S. Dollars	212,685	Turkish Lira	8,888,106	BAR	(1,166)
05/02/25	U.S. Dollars	511,400	Japanese Yen	76,612,782	BNP	(1,226)
05/12/25	Chinese Offshore Yuan	7,022,079	U.S. Dollars	970,780	JPM	(1,340)
06/18/25	U.S. Dollars	2,109,153	British Pounds	1,633,956	BNP	(1,355)
04/24/25	U.S. Dollars	73,532	Turkish Lira	2,939,074	BAR	(1,405)
04/16/25	Indonesian Rupiahs	3,744,166,074	U.S. Dollars	226,617	GSC	(1,409)
08/20/25	U.S. Dollars	341,874	Chinese Offshore Yuan	2,470,040	HSBC	(1,436)
06/13/25	Polish Zloty	2,707,034	U.S. Dollars	698,456	JPM	(1,482)
06/18/25	Canadian Dollars	2,239,474	U.S. Dollars	1,564,000	SS	(1,600)
05/07/25	Indonesian Rupiahs	6,098,641,161	U.S. Dollars	367,118	UBS	(1,687)
06/18/25	Chinese Offshore Yuan	6,692,000	U.S. Dollars	927,780	BNP	(1,716)
05/07/25	Indonesian Rupiahs	5,203,176,097	U.S. Dollars	313,501	BNP	(1,727)
04/24/25	U.S. Dollars	69,109	Turkish Lira	2,778,525	JPM	(1,734)
06/18/25	British Pounds	891,692	Euro	1,062,000	MLIB	(1,746)
05/02/25	U.S. Dollars	409,289	Danish Kroner	2,830,621	DEUT	(1,779)
05/05/25	Turkish Lira	2,859,467	U.S. Dollars	73,669	BAR	(1,805)
06/18/25	U.S. Dollars	4,706,753	Canadian Dollars	6,749,065	SS	(1,825)
06/06/25	Polish Zloty	1,247,691	U.S. Dollars	323,290	UBS	(1,960)
04/09/25	U.S. Dollars	1,464,290	Euro	1,355,391	SS	(2,006)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/02/25	U.S. Dollars	33,228	Norwegian Kroner	371,135	MLIB	$(2,049)
07/16/25	Taiwan Dollars	5,179,328	U.S. Dollars	159,241	GSC	(2,303)
06/20/25	Polish Zloty	1,389,259	U.S. Dollars	359,944	HSBC	(2,355)
04/25/25	Taiwan Dollars	5,209,802	U.S. Dollars	159,360	MSCS	(2,389)
08/20/25	U.S. Dollars	448,015	Chinese Offshore Yuan	3,240,560	JPM	(2,389)
04/14/25	South Korean Won	290,846,000	U.S. Dollars	200,000	MLIB	(2,432)
04/02/25	Japanese Yen	60,593,811	U.S. Dollars	406,495	JPM	(2,509)
04/02/25	Japanese Yen	72,787,900	U.S. Dollars	488,224	BNP	(2,939)
04/02/25	Brazilian Reals	16,300,000	U.S. Dollars	2,859,411	BNP	(2,994)
04/28/25	South Korean Won	584,292,648	U.S. Dollars	400,000	BNP	(2,996)
04/02/25	Japanese Yen	55,515,178	U.S. Dollars	373,126	UBS	(3,000)
04/07/25	Taiwan Dollars	6,537,600	U.S. Dollars	200,000	GSC	(3,078)
04/25/25	Taiwan Dollars	11,902,365	U.S. Dollars	361,774	SC	(3,156)
04/21/25	South Korean Won	289,719,318	U.S. Dollars	200,000	BNP	(3,172)
05/12/25	U.S. Dollars	420,334	Chinese Offshore Yuan	3,070,276	JPM	(3,536)
06/06/25	Polish Zloty	3,983,533	U.S. Dollars	1,029,656	BNP	(3,737)
06/20/25	Polish Zloty	1,640,781	U.S. Dollars	426,157	JPM	(3,826)
04/07/25	South Korean Won	288,615,652	U.S. Dollars	200,000	BNP	(3,971)
05/02/25	U.S. Dollars	787,215	Japanese Yen	118,256,366	SC	(4,054)
06/18/25	Swiss Francs	968,225	U.S. Dollars	1,109,000	JPM	(4,192)
04/09/25	Indonesian Rupiahs	6,564,021,198	U.S. Dollars	399,709	JPM	(4,214)
05/12/25	U.S. Dollars	1,028,765	Chinese Offshore Yuan	7,483,070	BNP	(4,318)
04/23/25	Indonesian Rupiahs	5,465,861,358	U.S. Dollars	332,534	JPM	(4,336)
04/24/25	Turkish Lira	10,512,393	U.S. Dollars	272,370	BAR	(4,338)
05/12/25	U.S. Dollars	392,205	Chinese Offshore Yuan	2,872,509	GSC	(4,362)
06/18/25	Euro	1,017,000	Swiss Francs	971,960	SS	(4,442)
04/16/25	Indonesian Rupiahs	7,431,460,347	U.S. Dollars	451,766	BNP	(4,771)
06/18/25	Euro	1,019,224	U.S. Dollars	1,112,000	JPM	(4,956)
05/27/25	U.S. Dollars	186,998	Euro	177,000	BNP	(5,006)
04/09/25	Indonesian Rupiahs	5,196,279,075	U.S. Dollars	318,198	BNP	(5,112)
06/20/25	Polish Zloty	1,678,931	U.S. Dollars	437,561	BNP	(5,411)
04/02/25	U.S. Dollars	2,830,727	Brazilian Reals	16,186,966	BNP	(5,882)
06/18/25	Swiss Francs	593,979	U.S. Dollars	684,000	UBS	(6,231)
06/13/25	Polish Zloty	4,277,274	U.S. Dollars	1,107,666	GSC	(6,405)
05/12/25	Turkish Lira	12,585,344	U.S. Dollars	322,945	BAR	(9,305)
05/02/25	U.S. Dollars	1,519,584	Japanese Yen	228,551,511	JPM	(9,684)
04/21/25	Turkish Lira	32,422,727	U.S. Dollars	840,250	BAR	(10,108)
06/18/25	U.S. Dollars	1,046,181	Chinese Offshore Yuan	7,635,000	BAR	(10,378)
05/22/25	Turkish Lira	14,348,127	U.S. Dollars	364,318	BAR	(11,074)
04/25/25	Taiwan Dollars	41,246,693	U.S. Dollars	1,254,194	HSBC	(11,434)
04/02/25	U.S. Dollars	2,738,664	Australian Dollars	4,403,283	BAR	(12,728)
04/23/25	Indonesian Rupiahs	12,760,520,523	U.S. Dollars	778,983	GSC	(12,778)
05/13/25	Turkish Lira	17,347,559	U.S. Dollars	444,718	BAR	(12,921)
10/02/25	U.S. Dollars	3,839,541	Brazilian Reals	23,000,000	BNP	(13,870)
06/18/25	U.S. Dollars	2,062,901	Chinese Offshore Yuan	15,007,392	BNP	(13,876)
06/16/25	Mexican Pesos	14,093,861	U.S. Dollars	695,651	SS	(14,047)
06/18/25	Euro	1,311,284	U.S. Dollars	1,438,550	RBC	(14,282)
05/02/25	U.S. Dollars	3,035,839	Japanese Yen	455,900,000	BAR	(14,648)
04/02/25	U.S. Dollars	417,075	Danish Kroner	2,987,162	MSCS	(15,869)
04/28/25	U.S. Dollars	860,989	Indian Rupees	75,132,035	JPM	(15,949)
04/23/25	Indonesian Rupiahs	15,376,859,762	U.S. Dollars	939,303	BAR	(15,999)
04/25/25	Taiwan Dollars	52,162,429	U.S. Dollars	1,588,730	JPM	(17,079)
04/02/25	U.S. Dollars	307,367	Norwegian Kroner	3,425,910	BAR	(18,268)
04/16/25	South African Rand	84,575,356	U.S. Dollars	4,626,408	MSCS	(19,442)
04/23/25	Indonesian Rupiahs	19,139,754,696	U.S. Dollars	1,169,833	SC	(20,586)
06/18/25	U.S. Dollars	1,660,075	British Pounds	1,301,749	DEUT	(21,336)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
05/21/25	Turkish Lira	27,703,960	U.S. Dollars	704,469	BAR	$(21,576)
04/28/25	Turkish Lira	41,806,045	U.S. Dollars	1,081,671	BAR	(21,712)
06/03/25	Brazilian Reals	26,451,301	U.S. Dollars	4,597,268	JPM	(23,918)
04/25/25	Taiwan Dollars	70,784,760	U.S. Dollars	2,158,159	BNP	(25,419)
04/02/25	U.S. Dollars	3,742,372	Brazilian Reals	21,514,897	BAR	(27,905)
06/16/25	Turkish Lira	26,325,362	U.S. Dollars	665,639	BAR	(35,728)
05/27/25	Turkish Lira	45,892,891	U.S. Dollars	1,160,552	BAR	(37,611)
05/02/25	U.S. Dollars	16,499,496	Euro	15,272,305	JPM	(43,117)
06/18/25	Euro	1,062,000	Norwegian Kroner	12,604,181	UBS	(44,504)
06/25/25	Turkish Lira	41,997,524	U.S. Dollars	1,040,973	BAR	(46,073)
06/18/25	Japanese Yen	323,479,338	U.S. Dollars	2,226,854	BNP	(50,857)
06/18/25	U.S. Dollars	898,000	Norwegian Kroner	10,047,134	SS	(56,966)
04/02/25	U.S. Dollars	2,845,926	Brazilian Reals	16,634,438	SC	(69,098)
04/02/25	U.S. Dollars	5,459,102	Swiss Francs	4,892,810	DEUT	(71,373)
04/02/25	U.S. Dollars	8,693,572	British Pounds	6,861,000	MSCS	(169,124)
10/02/25	U.S. Dollars	18,762,158	Brazilian Reals	114,137,000	GSC	(360,311)
04/02/25	U.S. Dollars	16,595,115	Euro	15,826,305	BNP	(517,869)
Subtotal Depreciation						$(2,116,016)
Total Forward Foreign Currency Contracts outstanding at March 31, 2025						$(87,477)
Swap Agreements outstanding at March 31, 2025:
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issuers—Sell Protection
Softbank Group Corp. 2.84% 12/14/2029 (Receive Quarterly)	1.00%	6/20/2026	GSC	USD	500,000	$(1,775)	$(4,251)	$2,476
Subtotal Appreciation						$(1,775)	$(4,251)	$2,476
Republic of Turkey 11.875% 1/15/2030 (Receive Quarterly)	1.00%	6/20/2025	BAR	USD	400,000	$(113)	$154	$(267)
Subtotal Depreciation						$(113)	$154	$(267)
Net Credit Default Swaps on Corporate Issuers—Sell Protection outstanding at March 31, 2025						$(1,888)	$(4,097)	$2,209

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Corporate Issuers—Sell Protection
Devon Energy Corporation 7.95% due 4/15/32 (Receive Quarterly)	0.28%	1.00%	6/20/2026	USD	2,800,000	$25,193	$(26,054)	$51,247
General Electric Co, 2.7% due 10/9/22 (Receive Quarterly)	0.08%	1.00%	6/20/2026	USD	2,100,000	23,902	11,126	12,776
The Boeing Company, 2.6% due 10/30/25 (Receive Quarterly)	0.39%	1.00%	6/20/2026	USD	2,400,000	18,214	(17,161)	35,375
General Electric Co, 2.7% due 10/9/22 (Receive Quarterly)	0.10%	1.00%	12/20/2026	USD	2,600,000	40,243	29,130	11,113
British Telecommunications 5.75% due 12/7/28 (Receive Quarterly)	0.36%	1.00%	6/20/2028	EUR	2,000,000	44,366	(11,393)	55,759
General Motors Co., 4.2% due 10/1/27 (Receive Quarterly)	0.85%	5.00%	6/20/2028	USD	995,000	126,219	119,736	6,483

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Verizon Communications, 4.125% due 3/16/27 (Receive Quarterly)	0.49%	1.00%	6/20/2028	USD	1,400,000	$22,011	$(4,067)	$26,078
British Telecommunications 5.75% due 12/7/28 (Receive Quarterly)	0.44%	1.00%	12/20/2028	EUR	2,000,000	43,878	(23,988)	67,866
Verizon Communications, 4.125% due 3/16/27 (Receive Quarterly)	0.55%	1.00%	12/20/2028	USD	300,000	4,805	(746)	5,551
Subtotal Appreciation						$348,831	$76,583	$272,248
General Motors Co., 4.88% due 10/2/23 (Receive Quarterly)	0.47%	5.00%	12/20/2026	USD	870,000	$67,423	$175,392	$(107,969)
Subtotal Depreciation						$67,423	$175,392	$(107,969)
Net Centrally Cleared Credit Default Swaps on Corporate Issuers—Sell Protection outstanding at March 31, 2025						$416,254	$251,975	$164,279

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
Markit CDX.NA.HY.43 Index (Pay Quarterly)	(5.00)%	12/20/2029	USD	1,860,000	$(124,279)	$(199,455)	$75,176
					$(124,279)	$(199,455)	$75,176

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indexes—Sell Protection
CMBX.NA.BBB-.17 Index (Receive Monthly)	0.00%	3.00%	12/15/2056	MSCS	USD	1,650,000	$(230,725)	$(236,088)	$5,363
							$(230,725)	$(236,088)	$5,363

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
Markit CDX.NA.IG.41 Index (Receive Quarterly)	0.44%	1.00%	12/20/2028	USD	5,960,000	$117,399	$105,160	$12,239
Subtotal Appreciation						$117,399	$105,160	$12,239
Markit CDX.NA.IG.42 Index (Receive Quarterly)	0.50%	1.00%	6/20/2029	USD	31,949,097	$625,791	$664,970	$(39,179)
Markit CDX.NA.HY.43 Index (Receive Quarterly)	3.64%	5.00%	12/20/2029	USD	5,815,000	317,979	450,076	(132,097)
Markit CDX.NA.HY.44 Index (Receive Quarterly)	3.64%	5.00%	12/20/2029	USD	253,000	13,835	15,308	(1,473)
Markit CDX.NA.IG.43 Index (Receive Quarterly)	0.56%	1.00%	12/20/2029	USD	53,925,000	1,033,956	1,083,028	(49,072)
Markit CDX.NA.HY.44 Index (Receive Quarterly)	3.79%	5.00%	6/20/2030	USD	1,230,975	(57,921)	57,921	(115,842)

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.IG.44 Index (Receive Quarterly)	0.62%	1.00%	6/20/2030	USD	3,285,000	$60,093	$64,311	$(4,218)
Subtotal Depreciation						$1,993,733	$2,335,614	$(341,881)
Net Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection outstanding at March 31, 2025						$2,111,132	$2,440,774	$(329,642)

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
1-Day SOFR (Annually)	4.99% (Annually)	10/11/2025	USD	19,749,000	$118,551	$—	$118,551
3.50% (Annually)	1-Day SOFR (Annually)	12/18/2025	USD	7,370,000	51,235	6,695	44,540
1-Day SOFR (Annually)	3.95% (Annually)	1/30/2027	USD	13,500,000	32,104	—	32,104
1-Day SOFR (Annually)	3.85% (Annually)	3/31/2027	USD	237,960,000	734,295	363,941	370,354
6-Month EURIBOR (Semiannually)	1.00% (Annually)	5/18/2027	EUR	3,600,000	(103,690)	(163,594)	59,904
1.75% (Annually)	1-Day ESTR (Annually)	6/18/2027	EUR	6,120,000	19,024	17,594	1,430
6-Month EURIBOR (Semiannually)	2.50% (Annually)	6/18/2027	EUR	1,880,000	13,159	8,526	4,633
6-Month NIBOR (Semiannually)	4.00% (Annually)	6/18/2027	NOK	221,280,000	(122,951)	(147,386)	24,435
Bank Of Canada Overnight Repo Rate (Semiannually)	3.00% (Semiannually)	6/18/2027	CAD	7,650,000	71,040	59,862	11,178
1-Day SOFR (Annually)	4.28% (Annually)	6/26/2027	USD	8,000,000	58,580	—	58,580
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	8.25% (Lunar)	9/15/2027	MXN	47,910,000	22,072	15,076	6,996
1-Day MIBOR (Semiannually)	6.00% (Semiannually)	9/17/2027	INR	539,410,000	25,617	16,575	9,042
3-Month KWCDC (Quarterly)	2.50% (Quarterly)	9/17/2027	KRW	15,150,490,000	(1,607)	(11,802)	10,195
6.25% (Annually)	6-Month BUBOR (Semiannually)	9/17/2027	HUF	656,580,000	9,941	60	9,881
6-Month WIBOR (Semiannually)	4.75% (Annually)	9/17/2027	PLN	8,820,000	10,326	(1,246)	11,572
8.25% (Quarterly)	1-Day COP-IBR-OIS (Quarterly)	9/17/2027	COP	11,651,510,000	2,222	(19,187)	21,409
Thai Overnight Repurchase Rate (Quarterly)	1.75% (Quarterly)	9/17/2027	THB	22,270,000	4,646	1,668	2,978
2.18% (Annually)	6-Month EURIBOR (Semiannually)	11/20/2027	EUR	332,870,000	399,773	73,261	326,512
1-Day MIBOR (Semiannually)	6.00% (Semiannually)	3/19/2028	INR	1,273,230,000	60,364	(35,776)	96,140
1-Day SOFR (Annually)	3.96% (Annually)	3/6/2029	USD	6,550,000	67,252	—	67,252
1-Day SOFR (Annually)	4.10% (Annually)	3/20/2029	USD	5,500,000	86,861	—	86,861
2.05% (Annually)	1-Day ESTR (Annually)	10/5/2029	EUR	1,400,000	11,861	—	11,861
2.06% (Annually)	1-Day ESTR (Annually)	10/5/2029	EUR	4,900,000	39,377	—	39,377
2.36% (Annually)	6-Month EURIBOR (Semiannually)	10/7/2029	EUR	700,000	3,289	—	3,289
1-Day SOFR (Annually)	4.05% (Annually)	2/4/2030	USD	5,500,000	86,510	—	86,510
2.28% (Annually)	6-Month EURIBOR (Semiannually)	3/4/2030	EUR	200,000	1,194	—	1,194
1-Day SOFR (Annually)	3.94% (Annually)	6/5/2030	USD	31,600,000	127,503	240	127,263
1-Day SONIA (Annually)	3.50% (Annually)	6/18/2030	GBP	5,830,000	(159,661)	(166,754)	7,093
3-Month STIBOR (Quarterly)	2.50% (Annually)	6/18/2030	SEK	55,370,000	(41,921)	(50,896)	8,975
6-Month NIBOR (Semiannually)	4.00% (Annually)	6/18/2030	NOK	77,570,000	(38,534)	(69,833)	31,299
Bank of Japan Unsecured Overnight Call Rate (Annually)	0.75% (Annually)	6/18/2030	JPY	2,510,000,000	(268,603)	(296,780)	28,177
6-Month EURIBOR (Semiannually)	2.25% (Annually)	9/17/2030	EUR	4,000,000	(37,284)	(57,337)	20,053
1-Day SOFR (Annually)	4.55% (Annually)	10/19/2030	USD	700,000	29,963	—	29,963
3.55% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,000,000	11,288	—	11,288
3.58% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	9,200,000	85,756	—	85,756
3.59% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	20,200,000	180,390	—	180,390
3.60% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	12,400,000	104,620	—	104,620
3.62% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,800,000	12,692	—	12,692
3.66% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,200,000	5,819	—	5,819

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
3.68% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,000,000	$4,149	$—	$4,149
3.69% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	6,200,000	21,342	—	21,342
3.72% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	4,100,000	6,928	—	6,928
3.74% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	4,200,000	3,738	—	3,738
1-Day SOFR (Annually)	3.25% (Annually)	6/18/2032	USD	190,000	(5,271)	(5,938)	667
2.00% (Annually)	1-Day SOFR (Annually)	12/21/2032	USD	10,100,000	1,247,037	1,040,439	206,598
1.30% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	8/2/2034	JPY	6,337,440,000	434,270	72,487	361,783
3.75% (Annually)	1-Day SOFR (Annually)	12/18/2034	USD	28,100,000	160,023	(609,717)	769,740
1-Day SOFR (Annually)	3.93% (Annually)	1/6/2035	USD	1,000,000	10,544	—	10,544
1-Day SOFR (Annually)	3.90% (Annually)	1/8/2035	USD	800,000	6,244	—	6,244
1-Day SOFR (Annually)	3.84% (Annually)	1/8/2035	USD	800,000	2,221	—	2,221
1-Day SOFR (Annually)	4.09% (Annually)	1/22/2035	USD	430,000	10,254	—	10,254
2.40% (Annually)	6-Month EURIBOR (Semiannually)	2/12/2035	EUR	200,000	4,839	—	4,839
6-Month EURIBOR (Semiannually)	3.00% (Annually)	3/28/2035	EUR	11,290,000	29,578	14,551	15,027
3-Month New Zealand BBR FRA (Quarterly)	4.25% (Semiannually)	6/18/2035	NZD	5,280,000	30,619	15,367	15,252
3-Month STIBOR (Quarterly)	2.75% (Annually)	6/18/2035	SEK	64,290,000	(95,257)	(107,216)	11,959
6-Month EURIBOR (Semiannually)	2.50% (Annually)	6/18/2035	EUR	3,770,000	(59,291)	(95,301)	36,010
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	8.75% (Lunar)	9/5/2035	MXN	16,230,000	19,509	13,517	5,992
3-Month JIBAR (Quarterly)	9.25% (Quarterly)	9/17/2035	ZAR	6,530,000	6,371	5,663	708
6.75% (Annually)	6-Month BUBOR (Semiannually)	9/17/2035	HUF	104,870,000	6,016	5,805	211
6-Month EURIBOR (Semiannually)	2.25% (Annually)	9/17/2035	EUR	29,710,000	(1,220,532)	(1,439,986)	219,454
4.25% (Annually)	1-Day SONIA (Annually)	9/7/2037	GBP	4,810,000	1,431	(47,576)	49,007
2.50% (Annually)	6-Month EURIBOR (Semiannually)	1/25/2044	EUR	39,910,000	437,143	(27,789)	464,932
6-Month EURIBOR (Semiannually)	2.50% (Annually)	6/18/2045	EUR	2,890,000	(124,839)	(143,952)	19,113
2.00% (Annually)	6-Month EURIBOR (Semiannually)	5/17/2053	EUR	4,146,288	205,057	8,685	196,372
2.50% (Annually)	6-Month EURIBOR (Semiannually)	11/10/2053	EUR	6,844,858	(957)	(159,382)	158,425
3.50% (Annually)	1-Day SOFR (Annually)	6/20/2054	USD	9,700,000	673,237	(4,872)	678,109
2.25% (Annually)	6-Month EURIBOR (Semiannually)	9/17/2055	EUR	5,200,000	432,700	424,729	7,971
1-Day ESTR (Annually)	2.53% (Annually)	3/19/2056	EUR	4,380,000	(23,461)	(32,226)	8,765
Subtotal Appreciation					$3,936,715	$(1,529,805)	$5,466,520
1-Day SOFR (Annually)	3.50% (Annually)	4/19/2025	USD	230,000	$(3,432)	$723	$(4,155)
8.75% (Lunar)	Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	3/18/2026	MXN	331,710,000	(88,464)	(24,117)	(64,347)
6.25% (Annually)	1-Day MIBOR (Annually)	3/19/2026	INR	1,661,340,000	(30,983)	9,627	(40,610)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	11.50% (Upon termination)	1/4/2027	BRL	100,993,978	(1,000,655)	—	(1,000,655)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	13.75% (Upon termination)	1/4/2027	BRL	38,307,230	(113,328)	(71,569)	(41,759)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	11.57% (Upon termination)	1/4/2027	BRL	2,651,794	(25,509)	—	(25,509)
0.50% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	6/18/2027	JPY	4,161,000,000	225,255	238,902	(13,647)
3.25% (Annually)	1-Day SOFR (Annually)	6/18/2027	USD	15,780,000	118,585	140,084	(21,499)
3.50% (Annually)	1-Day SOFR (Annually)	6/18/2027	USD	1,570,000	4,339	6,512	(2,173)
3.75% (Annually)	1-Day SONIA (Annually)	6/18/2027	GBP	770,000	4,213	4,575	(362)
1-Day SOFR (Annually)	2.87% (Annually)	7/22/2027	USD	1,700,000	(54,423)	—	(54,423)
3.50% (Annually)	6-Month PRIBOR (Semiannually)	9/17/2027	CZK	88,110,000	(6,607)	970	(7,577)
3-Month JIBAR (Quarterly)	7.50% (Quarterly)	9/17/2027	ZAR	54,930,000	6,158	9,579	(3,421)
5.50% (Semiannually)	1-Day CLP-TNA (Semiannually)	9/17/2027	CLP	1,046,570,000	(12,374)	(9,708)	(2,666)
7-Day CFETS Repo Rate (Quarterly)	1.50% (Quarterly)	9/17/2027	CNY	110,320,000	(14,092)	(9,207)	(4,885)
3-Month EURIBOR (Quarterly)	2.14% (Annually)	11/20/2027	EUR	332,870,000	(317,061)	(49,733)	(267,328)

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
6-Month EURIBOR (Semiannually)	2.50% (Annually)	5/14/2028	EUR	11,634,810	$50,213	$63,787	$(13,574)
1-Day SOFR (Annually)	3.70% (Annually)	6/9/2028	USD	800,000	(7,355)	—	(7,355)
1-Day SOFR (Annually)	3.60% (Annually)	12/18/2028	USD	13,000,000	(61,698)	—	(61,698)
6-Month EURIBOR (Semiannually)	2.33% (Annually)	2/25/2029	EUR	21,734,117	(60,397)	(50,147)	(10,250)
2.70% (Annually)	6-Month EURIBOR (Semiannually)	8/13/2029	EUR	500,000	(14,831)	—	(14,831)
2.65% (Annually)	6-Month EURIBOR (Semiannually)	8/14/2029	EUR	200,000	(5,410)	—	(5,410)
3.80% (Annually)	1-Day SOFR (Annually)	8/31/2029	USD	213,510,000	(1,371,073)	(609,816)	(761,257)
2.30% (Annually)	6-Month EURIBOR (Semiannually)	9/25/2029	EUR	500,000	(4,339)	—	(4,339)
3.75% (Annually)	1-Day SOFR (Annually)	12/18/2029	USD	20,800,000	(26,020)	46,270	(72,290)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	13.25% (Upon termination)	1/2/2030	BRL	1,580,596	(17,569)	(11,168)	(6,401)
4.05% (Annually)	1-Day SOFR (Annually)	1/31/2030	USD	7,100,000	(111,334)	—	(111,334)
1-Day SONIA (Annually)	3.50% (Annually)	3/19/2030	GBP	15,400,000	(444,925)	(418,801)	(26,124)
6.00% (Semiannually)	1-Day MIBOR (Semiannually)	3/19/2030	INR	413,460,000	(19,057)	28,198	(47,255)
1-Day SOFR (Annually)	3.08% (Annually)	3/28/2030	USD	11,500,000	(545,559)	(371,815)	(173,744)
1.50% (Quarterly)	7-Day CFETS Repo Rate (Quarterly)	9/17/2030	CNY	34,020,000	17,356	22,045	(4,689)
1-Day COP-IBR-OIS (Quarterly)	8.75% (Quarterly)	9/17/2030	COP	4,744,920,000	3,357	23,956	(20,599)
2.00% (Quarterly)	Thai Overnight Repurchase Rate (Quarterly)	9/17/2030	THB	95,410,000	(61,559)	(31,166)	(30,393)
3.80% (Annually)	1-Day SOFR (Annually)	12/31/2031	USD	41,100,000	(246,571)	—	(246,571)
3.82% (Annually)	1-Day SOFR (Annually)	1/31/2032	USD	34,480,000	(254,158)	14,534	(268,692)
3.50% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/1/2032	CAD	11,000,000	(474,457)	45,028	(519,485)
2.85% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/1/2033	CAD	3,500,000	(36,303)	(22)	(36,281)
2.90% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/1/2033	CAD	5,000,000	(67,246)	(2,346)	(64,900)
3.00% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/1/2033	CAD	1,500,000	(27,740)	5,423	(33,163)
3.75% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	12/20/2033	CAD	3,200,000	(190,526)	(11,985)	(178,541)
2.90% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/1/2034	CAD	7,000,000	(78,532)	1,374	(79,906)
3.00% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/1/2034	CAD	10,900,000	(184,466)	7,550	(192,016)
3.86% (Annually)	1-Day SOFR (Annually)	11/15/2034	USD	12,700,000	(96,844)	(11,648)	(85,196)
1-Day SOFR (Annually)	3.73% (Annually)	12/4/2034	USD	6,100,000	(47,504)	—	(47,504)
6-Month EURIBOR (Semiannually)	2.22% (Annually)	1/8/2035	EUR	200,000	(8,282)	—	(8,282)
4.00% (Annually)	1-Day SOFR (Annually)	2/26/2035	USD	1,200,000	(20,020)	—	(20,020)
3.89% (Annually)	1-Day SOFR (Annually)	3/3/2035	USD	300,000	(2,269)	—	(2,269)
3.87% (Annually)	1-Day SOFR (Annually)	3/5/2035	USD	1,300,000	(8,039)	—	(8,039)
6-Month EURIBOR (Semiannually)	2.42% (Annually)	3/7/2035	EUR	100,000	(2,198)	—	(2,198)
3.90% (Annually)	1-Day SOFR (Annually)	3/11/2035	USD	2,300,000	(19,333)	—	(19,333)
6-Month EURIBOR (Semiannually)	2.46% (Annually)	3/13/2035	EUR	300,000	(5,550)	—	(5,550)
3.75% (Annually)	6-Month PRIBOR (Semiannually)	3/19/2035	CZK	9,540,000	1,027	6,247	(5,220)
6-Month EURIBOR (Semiannually)	2.61% (Annually)	3/24/2035	EUR	100,000	(453)	—	(453)
6-Month EURIBOR (Semiannually)	2.52% (Annually)	3/27/2035	EUR	300,000	(3,909)	—	(3,909)
6-Month EURIBOR (Semiannually)	2.46% (Annually)	4/1/2035	EUR	100,000	(1,868)	—	(1,868)
0.75% (Annually)	Swiss Average Overnight Rate (Annually)	6/18/2035	CHF	910,000	(8,597)	13,943	(22,540)
1.00% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	6/18/2035	JPY	4,955,000,000	1,077,180	1,191,295	(114,115)
1-Day SONIA (Annually)	3.50% (Annually)	6/18/2035	GBP	1,100,000	(75,559)	(75,370)	(189)
3.00% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/18/2035	CAD	4,300,000	(62,613)	(54,557)	(8,056)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
3.25% (Annually)	1-Day SOFR (Annually)	6/18/2035	USD	2,890,000	$127,610	$148,503	$(20,893)
4.25% (Semiannually)	6-Month ASX BBSW (Semiannually)	6/18/2035	AUD	8,050,000	31,634	54,120	(22,486)
6-Month NIBOR (Semiannually)	4.00% (Annually)	6/18/2035	NOK	5,460,000	(4,060)	(3,437)	(623)
1-Day COP-IBR-OIS (Quarterly)	9.25% (Quarterly)	9/17/2035	COP	1,964,700,000	2,156	16,014	(13,858)
3.75% (Quarterly)	3-Month KWCDC (Quarterly)	9/17/2035	KRW	3,400,870,000	(229,477)	(205,026)	(24,451)
5.00% (Annually)	6-Month WIBOR (Semiannually)	9/17/2035	PLN	2,700,000	(9,969)	2,993	(12,962)
5.75% (Semiannually)	1-Day CLP-TNA (Semiannually)	9/17/2035	CLP	520,030,000	(15,127)	(14,094)	(1,033)
6-Month EURIBOR (Semiannually)	3.00% (Annually)	1/25/2039	EUR	16,700,000	(50,056)	62,371	(112,427)
3.00% (Annually)	6-Month EURIBOR (Semiannually)	3/28/2040	EUR	13,880,000	33,603	45,207	(11,604)
Bank of Japan Unsecured Overnight Call Rate (Annually)	2.16% (Annually)	8/2/2044	JPY	8,027,100,000	(916,097)	(403,348)	(512,749)
6-Month EURIBOR (Semiannually)	2.00% (Annually)	1/25/2049	EUR	23,800,000	(285,194)	(11,335)	(273,859)
2.61% (Annually)	6-Month EURIBOR (Semiannually)	3/19/2056	EUR	4,380,000	23,311	28,155	(4,844)
2.00% (Annually)	6-Month EURIBOR (Semiannually)	6/18/2075	EUR	1,690,000	235,926	243,562	(7,636)
Subtotal Depreciation					$(5,889,148)	$31,132	$(5,920,280)
Net Centrally Cleared Interest Rate Swaps outstanding at March 31, 2025					$(1,952,433)	$(1,498,673)	$(453,760)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2024, see Schedule of Investments in the Fund’s Annual Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Par	Value
AGENCY OBLIGATION — 0.0%
Tennessee Valley Authority
5.25%, 02/01/55 (Cost $123,149)	$125,000	$124,310
ASSET-BACKED SECURITIES — 4.9%
Aaset Trust, Series 2021-2A, Class A
2.80%, 01/15/47 144A	172,523	158,877
AASET, Ltd., Series 2024-2A, Class A
5.93%, 09/16/49 144A	241,370	244,107
AGL CLO 22, Ltd., Series 2022-22A, Class D1R
(Floating, CME Term SOFR 3M + 2.70%, 2.70% Floor), 6.99%, 01/20/37 144A †	800,000	798,773
AGL CLO 35, Ltd., Series 2024-35A, Class D1
(Floating, CME Term SOFR 3M + 2.85%, 2.85% Floor), 7.36%, 01/21/38 144A †	1,030,000	1,027,258
Air Canada Pass-Through Trust, Series 2020-2, Class A
5.25%, 04/01/29 144A	247,816	249,413
American Airlines Pass-Through Trust, Series 2016-3, Class B
3.75%, 10/15/25	114,395	113,295
American Credit Acceptance Receivables Trust, Series 2021-3, Class D
1.34%, 11/15/27 144A	15,696	15,648
American Credit Acceptance Receivables Trust, Series 2021-4, Class D
1.82%, 02/14/28 144A	17,683	17,642
Apex Credit CLO, Ltd., Series 2019-2A, Class D1NR
(Floating, CME Term SOFR 3M + 3.50%), 7.81%, 01/25/38 144A †	480,000	479,926
Apidos CLO L, Series 2024-50A, Class D1
(Floating, CME Term SOFR 3M + 2.80%, 2.80% Floor), 7.17%, 01/20/38 144A †	950,000	949,465
Applebee's Funding LLC, Series 2019-1A, Class A2II
4.72%, 06/05/49 144A	158,400	155,527
Applebee's Funding LLC, Series 2023-1A, Class A2
7.82%, 03/05/53 144A	100,000	103,049
Arbys Funding LLC, Series 2020-1A, Class A2
3.24%, 07/30/50 144A	1,184,200	1,128,782
Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class C
7.05%, 02/22/28 144A	400,000	409,236
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C
6.48%, 06/20/30 144A	710,000	723,635
	Par	Value
BHG Securitization Trust, Series 2022-A, Class B
2.70%, 02/20/35 144A	$99,232	$97,900
Bravo Mortgage Asset Trust, Series 2006-1A, Class M1
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor), 5.03%, 07/25/36 144A †	497,883	444,858
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D
7.84%, 08/15/29	125,000	132,267
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D
6.30%, 02/15/30	115,000	118,252
CarVal CLO VII-C, Ltd., Series 2023-1A, Class D1R
(Floating, CME Term SOFR 3M + 3.15%, 3.15% Floor), 7.44%, 07/20/37 144A †	920,000	914,477
CarVal CLO XI C, Ltd., Series 2024-3A, Class D1
(Floating, CME Term SOFR 3M + 3.00%, 3.00% Floor), 7.57%, 10/20/37 144A †	670,000	671,084
Carvana Auto Receivables Trust, Series 2021-N4, Class D
2.30%, 09/11/28	11,376	11,035
Carvana Auto Receivables Trust, Series 2021-P4, Class C
2.33%, 02/10/28	25,000	23,713
CBAM, Ltd., Series 2017-3A, Class DR
(Floating, CME Term SOFR 3M + 3.76%, 3.50% Floor), 8.06%, 07/17/34 144A †	440,000	440,449
CLI Funding VI LLC, Series 2020-1A, Class B
3.62%, 09/18/45 144A	734,606	693,154
College Ave Student Loans LLC, Series 2024-B, Class A1A
5.69%, 08/25/54 144A	95,064	97,279
College Ave Student Loans LLC, Series 2024-B, Class B
6.08%, 08/25/54 144A	100,000	102,161
Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2
5.66%, 02/25/50 144A	90,000	91,737
Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3
5.85%, 02/25/50 144A	35,000	35,470
CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2
4.65%, 05/20/49 144A	60,000	56,987
DT Auto Owner Trust, Series 2022-1A, Class D
3.40%, 12/15/27 144A	87,640	86,960
DT Auto Owner Trust, Series 2023-3A, Class D
7.12%, 05/15/29 144A	50,000	51,692

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Exeter Automobile Receivables Trust, Series 2022-6A, Class C
6.32%, 05/15/28	$20,000	$20,135
Exeter Automobile Receivables Trust, Series 2023-2A, Class D
6.32%, 08/15/29	40,000	40,780
Exeter Automobile Receivables Trust, Series 2023-3A, Class D
6.68%, 04/16/29	20,000	20,470
Exeter Automobile Receivables Trust, Series 2023-5A, Class D
7.13%, 02/15/30	100,000	104,126
Exeter Automobile Receivables Trust, Series 2025-1A, Class D
5.49%, 05/15/31	110,000	110,950
Flagship Credit Auto Trust, Series 2021-2, Class D
1.59%, 06/15/27 144A	40,000	38,714
Flagship Credit Auto Trust, Series 2021-3, Class D
1.65%, 09/15/27 144A	50,000	47,563
Ford Credit Auto Lease Trust, Series 2023-B, Class D
6.97%, 06/15/28	25,000	25,474
Foundation Finance Trust, Series 2025-1A, Class B
5.26%, 04/15/50 144A	100,000	100,455
Foundation Finance Trust, Series 2025-1A, Class D
6.09%, 04/15/50 144A	100,000	100,446
Frontier Issuer LLC, Series 2023-1, Class A2
6.60%, 08/20/53 144A	190,000	193,637
Frontier Issuer LLC, Series 2023-1, Class C
11.50%, 08/20/53 144A	50,000	52,957
Frontier Issuer LLC, Series 2024-1, Class C
11.16%, 06/20/54 144A	100,000	112,485
Gallatin CLO XI, Ltd., Series 2024-1A, Class C
(Floating, CME Term SOFR 3M + 2.30%, 2.30% Floor), 6.88%, 10/20/37 144A †	1,100,000	1,101,650
GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1
7.47%, 06/25/54 144A STEP	39,246	39,263
GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1
6.28%, 02/25/55 144A STEP	335,000	340,398
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class D
1.68%, 01/15/27 144A	31,185	31,046
GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D
6.31%, 03/15/29 144A	30,000	30,643
GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D
6.19%, 02/15/30 144A	30,000	30,769
GLS Auto Select Receivables Trust, Series 2024-2A, Class C
5.93%, 06/17/30 144A	10,000	10,251
	Par	Value
Goldentree Loan Management U.S. CLO 7, Ltd., Series 2020-7A, Class DRR
(Floating, CME Term SOFR 3M + 2.80%, 2.80% Floor), 7.09%, 04/20/34 144A †	$940,000	$938,099
Goldentree Loan Management U.S. CLO 8, Ltd., Series 2020-8A, Class DRR
(Floating, CME Term SOFR 3M + 2.90%, 2.90% Floor), 7.19%, 10/20/34 144A †	860,000	860,588
GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A
5.35%, 10/20/46 144A	29,400	29,804
Hardee's Funding LLC, Series 2024-1A, Class A2
7.25%, 03/20/54 144A	24,750	25,484
HPS Loan Management, Ltd., Series 2024-22A, Class D1
(Floating, CME Term SOFR 3M + 2.90%, 2.90% Floor), 7.30%, 10/20/37 144A †	910,000	913,748
InStar Leasing III LLC, Series 2021-1A, Class A
2.30%, 02/15/54 144A	933,813	865,395
JP Morgan Mortgage Trust, Series 2023-HE3, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.60%), 5.94%, 05/20/54 144A †	83,905	84,300
Kapitus Asset Securitization IV LLC, Series 2024-1A, Class 1A
5.49%, 09/10/31 144A	100,000	100,366
LCM 39, Ltd.
(Floating, CME Term SOFR 3M + 3.25%, 3.25% Floor), 7.55%, 10/15/34 144A †	900,000	901,827
Marlette Funding Trust, Series 2023-4A, Class B
8.15%, 12/15/33 144A	100,000	104,746
Merchants Fleet Funding LLC, Series 2023-1A, Class A
7.21%, 05/20/36 144A	71,612	72,273
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A
6.56%, 07/20/29 144A	100,000	101,440
Mission Lane Credit Card Master Trust, Series 2024-B, Class A
5.88%, 01/15/30 144A	100,000	100,767
Mission Lane Credit Card Master Trust, Series 2025-A, Class A
5.80%, 05/15/30 144A	100,000	100,303
MVW LLC, Series 2021-2A, Class C
2.23%, 05/20/39 144A	39,964	37,754
Navient Private Education Refinancing Loan Trust, Series 2021-FA, Class B
2.12%, 02/18/70 144A	100,000	70,059
Navient Student Loan Trust, Series 2018-EA, Class B
4.44%, 12/15/59 144A	560,000	547,073

	Par	Value
Neighborly Issuer, Series 2023-1A, Class A2
7.31%, 01/30/53 144A	$1,215,200	$1,236,508
Nelnet Student Loan Trust, Series 2021-CA, Class D
4.44%, 04/20/62 144A	1,040,000	910,159
New Century Home Equity Loan Trust, Series 2003-6, Class M1
(Floating, CME Term SOFR 1M + 1.19%, 1.08% Floor, 12.50% Cap), 5.51%, 01/25/34†	120,140	119,889
Oaktree CLO, Ltd., Series 2022-2A, Class D1R2
(Floating, CME Term SOFR 3M + 3.25%, 3.25% Floor), 7.55%, 10/15/37 144A †	910,000	911,439
Obra CLO 1, Ltd., Series 2024-1A, Class D1
(Floating, CME Term SOFR 3M + 3.40%, 3.40% Floor), 7.82%, 01/20/38 144A †	1,080,000	1,081,720
Ocean Trails CLO XIV, Ltd., Series 2023-14A, Class D1R
(Floating, CME Term SOFR 3M + 3.10%), 7.39%, 01/20/38 144A †	940,000	943,910
Ocean Trails CLO XVI, Ltd., Series 2024-16A, Class D1
(Floating, CME Term SOFR 3M + 3.30%, 3.30% Floor), 7.86%, 01/20/38 144A †	900,000	905,087
OWN Equipment Fund I LLC, Series 2024-2M, Class A
5.70%, 12/20/32 144A	138,455	139,705
Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I
5.77%, 06/05/54 144A	149,250	151,089
Prestige Auto Receivables Trust, Series 2022-1A, Class D
8.08%, 08/15/28 144A	80,000	81,957
Progress Residential, Series 2021-SFR3, Class E1
2.54%, 05/17/26 144A	20,000	19,428
Santander Drive Auto Receivables Trust, Series 2024-3, Class D
5.97%, 10/15/31	105,000	107,517
SEB Funding LLC, Series 2024-1A, Class A2
7.39%, 04/30/54 144A	100,000	102,717
ServiceMaster Funding LLC, Series 2021-1, Class A2II
3.11%, 07/30/51 144A	901,541	752,947
SLM Student Loan Trust, Series 2003-4, Class A5E
(Floating, U.S. 90-Day Average SOFR + 1.01%), 5.39%, 03/15/33 144A †	63,434	62,378
	Par	Value
SLM Student Loan Trust, Series 2006-10, Class A6
(Floating, U.S. 90-Day Average SOFR + 0.41%), 4.97%, 03/25/44†	$65,402	$63,928
SMB Private Education Loan Trust, Seres 2021-A, Class A2A2
(Floating, CME Term SOFR 1M + 0.84%), 5.16%, 01/15/53 144A †	53,715	52,778
SMB Private Education Loan Trust, Series 2021-A, Class A2B
1.59%, 01/15/53 144A	128,915	116,794
SMB Private Education Loan Trust, Series 2021-B, Class A
1.31%, 07/17/51 144A	829,007	771,642
SMB Private Education Loan Trust, Series 2021-E, Class B
2.49%, 02/15/51 144A	100,000	87,221
Subway Funding LLC, Series 2024-1A, Class A2I
6.03%, 07/30/54 144A	229,425	231,561
Sunnova Helios X Issuer LLC, Series 2022-C, Class C
6.00%, 11/22/49 144A	87,893	72,003
Textainer Marine Containers VII, Ltd., Series 2021-1A, Class A
1.68%, 02/20/46 144A	67,333	61,972
Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1
(Floating, U.S. SOFR + 1.40%, 1.40% Floor), 5.75%, 11/15/27 144A †	200,000	200,560
United Airlines Pass-Through Trust, Series 2023-1, Class A
5.80%, 01/15/36	133,744	136,049
Valley Stream Park CLO, Ltd., Series 2022-1A, Class DRR
(Floating, CME Term SOFR 3M + 2.70%, 2.70% Floor), 6.99%, 01/20/37 144A †	570,000	569,355
VCAT LLC, Series 2025-NPL1, Class A1
(Step to 8.88% on 02/25/28), 5.88%, 01/25/55 144A STEP	95,308	95,601
VCAT LLC, Series 2025-NPL3, Class A1
(Step to 8.89% on 03/25/28), 5.89%, 02/25/55 144A STEP	184,343	186,278
VOLT XCVII LLC, Series 2021-NPL6, Class A1
(Step to 6.24% on 04/25/25), 5.24%, 04/25/51 144A STEP	21,790	21,823
Westlake Automobile Receivables Trust, Series 2023-4A, Class D
7.19%, 07/16/29 144A	100,000	104,470

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Whitebox CLO II, Ltd., Series 2020-2A, Class D1R2
(Floating, CME Term SOFR 3M + 2.90%, 2.90% Floor), 7.20%, 10/24/37 144A †	$580,000	$582,410
Wingstop Funding LLC, Series 2024-1A, Class A2
5.86%, 12/05/54 144A	100,000	101,621
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2
6.64%, 04/20/54 144A	100,000	103,079
Ziply Fiber Issuer LLC, Series 2024-1A, Class B
7.81%, 04/20/54 144A	65,000	67,459
Total Asset-Backed Securities (Cost $30,084,538)		30,203,400
CORPORATE BONDS — 17.6%
Air Lease Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.08%), 4.65%, 06/15/26ρ ^	120,000	117,030
3.70%, 04/15/30(E)	1,270,000	1,383,862
Allison Transmission, Inc.
3.75%, 01/30/31 144A Δ	75,000	66,742
Ally Financial, Inc.
(Variable, U.S. SOFR Index + 1.73%), 5.54%, 01/17/31^	40,000	39,813
American Airlines, Inc.
5.50%, 04/20/26 144A	325,000	324,357
5.75%, 04/20/29 144A Δ	750,000	734,529
American Electric Power Co., Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.75%), 7.05%, 12/15/54Δ ^	105,000	106,964
American Express Co.
(Variable, U.S. SOFR + 1.76%), 4.42%, 08/03/33Δ ^	25,000	24,136
American Homes 4 Rent LP REIT
2.38%, 07/15/31	20,000	17,171
American Tower Corporation REIT
0.50%, 01/15/28(E) Δ	400,000	405,093
5.90%, 11/15/33	600,000	629,064
Amgen, Inc.
5.75%, 03/02/63	55,000	53,641
Amphenol Corporation
5.25%, 04/05/34Δ	40,000	40,728
5.00%, 01/15/35Δ	130,000	129,842
Antares Holdings LP
3.75%, 07/15/27 144A	505,000	482,838
Aon North America, Inc.
5.75%, 03/01/54	115,000	113,500
AppLovin Corporation
5.13%, 12/01/29	100,000	100,421
5.38%, 12/01/31	45,000	45,246
5.50%, 12/01/34Δ	435,000	435,111
Ares Capital Corporation
3.20%, 11/15/31	375,000	324,600
Arrow Electronics, Inc.
2.95%, 02/15/32	30,000	25,731
	Par	Value
Arthur J Gallagher & Co.
5.00%, 02/15/32Δ	$20,000	$20,012
5.45%, 07/15/34	30,000	30,482
5.15%, 02/15/35	55,000	54,552
Ashtead Capital, Inc.
5.95%, 10/15/33 144A	200,000	203,000
AT&T, Inc.
0.25%, 03/04/26(E)	650,000	688,611
2.90%, 12/04/26(U)	1,650,000	2,066,104
3.65%, 06/01/51	165,000	116,952
3.50%, 09/15/53	150,000	102,363
Athene Global Funding
1.61%, 06/29/26 144A	110,000	106,089
Atlassian Corporation
5.25%, 05/15/29Δ	105,000	106,935
5.50%, 05/15/34	285,000	289,527
Avantor Funding, Inc.
3.88%, 07/15/28(E)	137,000	146,948
Aviation Capital Group LLC
1.95%, 01/30/26 144A	80,000	78,141
6.25%, 04/15/28 144A	55,000	56,960
6.75%, 10/25/28 144A	100,000	105,607
6.38%, 07/15/30 144A Δ	105,000	110,224
Axon Enterprise, Inc.
6.13%, 03/15/30 144A	30,000	30,352
6.25%, 03/15/33 144A	20,000	20,256
Bank of America Corporation
(Variable, CME Term SOFR 3M + 3.19%), 5.88%, 03/15/28ρ Δ ^	900,000	908,148
(Variable, CME Term SOFR 3M + 1.77%), 3.71%, 04/24/28^	205,000	201,557
(Variable, CME Term SOFR 3M + 1.30%), 3.42%, 12/20/28^	435,000	421,665
(Variable, U.S. SOFR + 1.37%), 1.92%, 10/24/31^	360,000	308,165
(Variable, U.S. SOFR + 1.33%), 2.97%, 02/04/33^	135,000	118,405
(Variable, U.S. SOFR + 2.16%), 5.02%, 07/22/33^	25,000	24,903
(Variable, U.S. SOFR + 1.91%), 5.29%, 04/25/34^	290,000	291,453
(Variable, U.S. SOFR + 1.84%), 5.87%, 09/15/34^	90,000	93,951
(Variable, U.S. SOFR + 1.65%), 5.47%, 01/23/35^	145,000	147,172
(Variable, U.S. SOFR + 1.31%), 5.51%, 01/24/36Δ ^	175,000	178,169
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.20%), 2.48%, 09/21/36^	60,000	50,056
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 3.85%, 03/08/37^	105,000	94,272
(Variable, U.S. SOFR + 1.58%), 3.31%, 04/22/42^	1,860,000	1,415,016
(Variable, CME Term SOFR 3M + 3.41%), 4.08%, 03/20/51^	170,000	133,697
Becton, Dickinson and Co.
3.83%, 06/07/32(E)	251,000	274,810

	Par	Value
Belden, Inc.
3.88%, 03/15/28(E)	$100,000	$107,453
BGC Group, Inc.
6.15%, 04/02/30 144A	65,000	64,751
BioMarin Pharmaceutical, Inc.
1.25%, 05/15/27 CONV Δ	230,000	217,178
BlackLine, Inc.
1.00%, 06/01/29 144A CONV	18,000	17,855
Blackstone Private Credit Fund
6.00%, 01/29/32	6,000	5,952
Block, Inc.
3.50%, 06/01/31	285,000	250,803
Blue Owl Finance LLC
6.25%, 04/18/34	170,000	174,214
Boeing Co. (The)
5.15%, 05/01/30	140,000	140,944
3.63%, 02/01/31	170,000	157,717
6.39%, 05/01/31	35,000	37,316
6.53%, 05/01/34	370,000	396,663
5.71%, 05/01/40	120,000	116,723
5.81%, 05/01/50	455,000	433,591
6.86%, 05/01/54	440,000	478,326
5.93%, 05/01/60	10,000	9,417
7.01%, 05/01/64	50,000	54,228
Booking Holdings, Inc.
0.75%, 05/01/25 CONV	5,000	12,309
0.50%, 03/08/28(E)	275,000	278,382
4.00%, 03/01/44(E)	100,000	102,877
3.88%, 03/21/45(E)	300,000	301,958
Boost Newco Borrower LLC
7.50%, 01/15/31 144A	680,000	708,346
BorgWarner, Inc.
5.40%, 08/15/34Δ	50,000	49,487
Broadcom, Inc.
4.15%, 11/15/30	60,000	58,084
2.45%, 02/15/31 144A	45,000	39,604
4.15%, 04/15/32 144A	35,000	33,211
2.60%, 02/15/33 144A	185,000	155,969
3.42%, 04/15/33 144A	75,000	66,802
3.47%, 04/15/34 144A	905,000	796,976
3.14%, 11/15/35 144A	140,000	116,091
Capital One Financial Corporation
(Variable, U.S. SOFR + 1.99%), 5.88%, 07/26/35^	95,000	95,967
(Variable, U.S. SOFR + 2.04%), 6.18%, 01/30/36^	160,000	159,689
Carnival Corporation
5.75%, 03/01/27 144A	80,000	80,100
5.75%, 12/01/27 CONV	13,000	21,723
4.00%, 08/01/28 144A	95,000	90,948
6.00%, 05/01/29 144A Δ	45,000	44,713
7.00%, 08/15/29 144A Δ	20,000	20,937
5.75%, 03/15/30 144A Δ	230,000	229,248
6.13%, 02/15/33 144A	265,000	261,340
CDW LLC
3.28%, 12/01/28	30,000	28,322
3.25%, 02/15/29	55,000	51,496
3.57%, 12/01/31	445,000	402,521
	Par	Value
5.55%, 08/22/34Δ	$110,000	$108,853
Centene Corporation
2.45%, 07/15/28	5,000	4,566
4.63%, 12/15/29Δ	175,000	167,794
3.38%, 02/15/30Δ	50,000	45,261
3.00%, 10/15/30	190,000	166,360
2.50%, 03/01/31	225,000	189,908
CenterPoint Energy, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.59%), 6.70%, 05/15/55^	65,000	64,252
Charles Schwab Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 3.08%), 4.00%, 12/01/30ρ ^	490,000	434,874
Charter Communications Operating LLC
3.50%, 06/01/41	370,000	256,538
5.75%, 04/01/48	890,000	768,146
5.13%, 07/01/49	60,000	47,656
4.80%, 03/01/50	340,000	256,501
3.70%, 04/01/51Δ	210,000	132,523
3.90%, 06/01/52	55,000	35,589
5.25%, 04/01/53Δ	390,000	315,366
6.83%, 10/23/55	160,000	155,806
3.85%, 04/01/61	30,000	18,234
4.40%, 12/01/61	245,000	162,816
3.95%, 06/30/62	245,000	150,651
Cheniere Energy Partners LP
4.50%, 10/01/29	20,000	19,461
4.00%, 03/01/31	235,000	220,495
3.25%, 01/31/32	55,000	48,430
5.95%, 06/30/33	185,000	190,089
Choice Hotels International, Inc.
5.85%, 08/01/34	30,000	30,082
Cigna Group (The)
4.80%, 08/15/38	280,000	261,776
3.40%, 03/15/50	260,000	175,655
Citigroup, Inc.
(Variable, CME Term SOFR 3M + 4.17%), 5.95%, 05/15/25ρ Δ ^	100,000	99,931
(Variable, U.S. SOFR + 1.83%), 6.02%, 01/24/36^	190,000	191,887
Civitas Resources, Inc.
8.63%, 11/01/30 144A	25,000	25,814
Coinbase Global, Inc.
0.25%, 04/01/30 CONV	22,000	20,746
Continental Resources, Inc.
5.75%, 01/15/31 144A	1,035,000	1,043,432
2.88%, 04/01/32 144A	245,000	205,230
4.90%, 06/01/44	270,000	219,174
COPT Defense Properties LP REIT
2.75%, 04/15/31	20,000	17,341
Coty, Inc.
3.88%, 04/15/26(E)	100,000	108,138
CSC Holdings LLC
4.13%, 12/01/30 144A Δ	200,000	145,085
4.63%, 12/01/30 144A Δ	400,000	195,171

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.38%, 02/15/31 144A	$200,000	$143,452
Dana Financing Luxembourg S.a.r.l.
3.00%, 07/15/29(E)	100,000	103,185
Datadog, Inc.
0.00%, 12/01/29 144A CONV Δ »	54,000	47,169
DCP Midstream Operating LP
5.13%, 05/15/29	20,000	20,142
3.25%, 02/15/32	135,000	118,077
6.75%, 09/15/37 144A	500,000	531,817
Dell International LLC
5.50%, 04/01/35	95,000	95,080
8.10%, 07/15/36	122,000	145,672
8.35%, 07/15/46	14,000	17,609
Devon Energy Corporation
5.88%, 06/15/28	384,000	385,169
5.20%, 09/15/34Δ	2,250,000	2,171,210
5.75%, 09/15/54Δ	70,000	64,137
DH Europe Finance II S.a.r.l.
0.45%, 03/18/28(E) Δ	275,000	278,682
Diamondback Energy, Inc.
6.25%, 03/15/53	65,000	65,131
5.75%, 04/18/54Δ	45,000	42,463
Digital Euro Finco LLC REIT
1.13%, 04/09/28(E) Δ	305,000	311,920
Dillard's, Inc.
7.75%, 07/15/26	450,000	464,710
Directv Financing LLC
10.00%, 02/15/31 144A	130,000	124,937
Discovery Communications LLC
3.63%, 05/15/30	105,000	94,495
DISH DBS Corporation
7.75%, 07/01/26Δ	1,335,000	1,154,777
5.75%, 12/01/28 144A	885,000	748,022
DR Horton, Inc.
5.00%, 10/15/34	85,000	82,879
5.50%, 10/15/35	70,000	70,423
DTE Energy Co.
3.40%, 06/15/29	122,000	115,759
Duke Energy Corporation
5.45%, 06/15/34Δ	165,000	167,336
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.59%), 6.45%, 09/01/54^	55,000	55,045
EchoStar Corporation
10.75%, 11/30/29	1,519,286	1,597,762
3.88%, 11/30/30 CONV 1	211,395	236,485
6.75%, 11/30/301	263,233	239,178
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	50,000	58,024
Elevance Health, Inc.
4.95%, 11/01/31	410,000	411,153
4.10%, 05/15/32	25,000	23,711
5.20%, 02/15/35Δ	835,000	838,120
Energy Transfer LP
5.75%, 02/15/33	225,000	230,352
6.55%, 12/01/33	280,000	299,540
	Par	Value
5.60%, 09/01/34	$1,535,000	$1,538,453
5.70%, 04/01/35	145,000	146,163
5.95%, 05/15/54	110,000	105,121
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.02%), 8.00%, 05/15/54^	360,000	379,166
Entegris, Inc.
4.75%, 04/15/29 144A	185,000	178,512
Entergy Mississippi LLC
5.80%, 04/15/55	50,000	49,821
Enterprise Products Operating LLC
4.80%, 02/01/49	290,000	254,432
EOG Resources, Inc.
5.65%, 12/01/54	50,000	49,454
EPR Properties REIT
3.60%, 11/15/31	35,000	31,255
EQT Corporation
7.00%, 02/01/30Δ	50,000	53,940
3.63%, 05/15/31 144A	225,000	205,639
Equinix, Inc. REIT
2.15%, 07/15/30	490,000	429,818
Equitable Holdings, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%), 6.70%, 03/28/55^	85,000	84,556
ERAC U.S.A. Finance LLC
7.00%, 10/15/37 144A	535,000	610,542
Evergy, Inc.
4.50%, 12/15/27 CONV	15,000	17,666
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.56%), 6.65%, 06/01/55^	70,000	69,028
Expand Energy Corporation
4.75%, 02/01/32	760,000	719,532
Expedia Group, Inc.
3.25%, 02/15/30	15,000	13,988
2.95%, 03/15/31	490,000	439,279
5.40%, 02/15/35	395,000	393,675
Fiserv, Inc.
5.63%, 08/21/33	300,000	309,002
Florida Power & Light Co.
5.30%, 06/15/34Δ	270,000	276,441
Ford Motor Credit Co. LLC
3.82%, 11/02/27	400,000	381,713
2.90%, 02/10/29	875,000	783,212
4.00%, 11/13/30	850,000	761,431
Freeport-McMoRan, Inc.
4.25%, 03/01/30	10,000	9,645
4.63%, 08/01/30	5,000	4,889
Freshpet, Inc.
3.00%, 04/01/28 CONV	4,000	5,664
Gartner, Inc.
4.50%, 07/01/28 144A	405,000	397,432
3.63%, 06/15/29 144A	65,000	61,280
3.75%, 10/01/30 144A	10,000	9,232
General Motors Financial Co., Inc.
5.85%, 04/06/30	5,000	5,093

	Par	Value
Glencore Funding LLC
6.13%, 10/06/28 144A Δ	$150,000	$156,172
2.50%, 09/01/30 144A	55,000	48,421
6.38%, 10/06/30 144A	180,000	190,929
2.85%, 04/27/31 144A	420,000	370,370
5.70%, 05/08/33 144A Δ	120,000	122,735
6.50%, 10/06/33 144A	740,000	792,904
5.67%, 04/01/35 144A	510,000	512,134
Global Payments, Inc.
5.30%, 08/15/29	30,000	30,469
2.90%, 05/15/30	65,000	58,957
1.50%, 03/01/31 CONV	16,000	15,152
2.90%, 11/15/31Δ	65,000	56,980
5.40%, 08/15/32Δ	375,000	379,536
Go Daddy Operating Co. LLC
3.50%, 03/01/29 144A	105,000	97,352
Goldman Sachs Capital II
(Variable, CME Term SOFR 3M + 1.03%), 5.35%, 05/02/25† ρ	40,000	34,708
Goldman Sachs Group, Inc. (The)
(Variable, U.S. SOFR + 0.79%), 1.09%, 12/09/26^	360,000	351,381
(Variable, CME Term SOFR 3M + 1.77%), 3.69%, 06/05/28^	205,000	201,119
(Variable, U.S. SOFR + 1.73%), 4.48%, 08/23/28^	275,000	274,376
(Variable, CME Term SOFR 3M + 1.42%), 3.81%, 04/23/29^	280,000	273,423
(Variable, U.S. SOFR + 1.28%), 2.62%, 04/22/32^	220,000	192,153
(Variable, U.S. SOFR + 1.41%), 3.10%, 02/24/33^	25,000	22,043
6.75%, 10/01/37	180,000	194,801
Guidewire Software, Inc.
1.25%, 11/01/29 144A CONV	23,000	24,012
HCA, Inc.
5.38%, 09/01/26	18,000	18,102
4.13%, 06/15/29	70,000	67,988
3.50%, 09/01/30	50,000	46,382
2.38%, 07/15/31	30,000	25,538
3.63%, 03/15/32	180,000	162,774
5.50%, 06/01/33	210,000	210,867
5.60%, 04/01/34	85,000	85,506
5.45%, 09/15/34	190,000	188,431
5.25%, 06/15/49	145,000	127,705
Helmerich & Payne, Inc.
5.50%, 12/01/34 144A Δ	655,000	620,317
Hercules LLC
6.50%, 06/30/29	130,000	131,503
Hess Midstream Operations LP
4.25%, 02/15/30 144A	145,000	136,523
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32 144A	155,000	135,972
Hilton Grand Vacations Borrower LLC
4.88%, 07/01/31 144A Δ	20,000	17,581
Hologic, Inc.
3.25%, 02/15/29 144A	165,000	152,331
	Par	Value
Home Depot, Inc. (The)
4.90%, 04/15/29	$400,000	$407,876
4.95%, 06/25/34	45,000	45,167
Host Hotels & Resorts LP REIT
5.50%, 04/15/35Δ	180,000	176,494
Ingersoll Rand, Inc.
5.70%, 08/14/33	370,000	382,076
InterDigital, Inc.
3.50%, 06/01/27 CONV	6,000	16,128
Invitation Homes Operating Partnership LP REIT
4.88%, 02/01/35	40,000	38,290
IQVIA, Inc.
2.25%, 01/15/28(E)	100,000	103,169
2.88%, 06/15/28(E)	100,000	104,354
Iron Mountain, Inc. REIT
5.25%, 07/15/30 144A	145,000	139,164
Itron, Inc.
1.38%, 07/15/30 144A CONV	14,000	14,656
Jacobs Engineering Group, Inc.
6.35%, 08/18/28	140,000	146,115
JBS U.S.A. Holding Lux S.a.r.l.
3.00%, 02/02/29Δ	45,000	42,100
3.75%, 12/01/31	50,000	45,775
6.75%, 03/15/34	15,000	16,204
JBS U.S.A. LUX S.a.r.l.
5.95%, 04/20/35 144A	80,000	82,304
6.38%, 02/25/55 144A	75,000	76,715
Jefferies Financial Group, Inc.
6.25%, 01/15/36	350,000	358,873
6.50%, 01/20/43	260,000	265,099
JPMorgan Chase & Co.
(Variable, Euribor 3M + 0.84%), 1.64%, 05/18/28(E) ^	250,000	263,644
(Variable, CME Term SOFR 3M + 3.79%), 4.49%, 03/24/31^	400,000	394,850
(Variable, CME Term SOFR 3M + 2.52%), 2.96%, 05/13/31^	515,000	468,489
(Variable, U.S. SOFR + 2.08%), 4.91%, 07/25/33^	25,000	24,809
(Variable, U.S. SOFR + 1.32%), 5.50%, 01/24/36^	70,000	71,535
(Variable, U.S. SOFR + 2.44%), 3.11%, 04/22/51Δ ^	460,000	306,634
(Variable, U.S. SOFR + 1.58%), 3.33%, 04/22/52^	1,880,000	1,307,133
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	40,000	42,664
6.95%, 01/15/38	50,000	55,140
Kinder Morgan, Inc.
7.75%, 01/15/32	560,000	640,873
Kroger Co. (The)
5.00%, 09/15/34	360,000	351,946
Kronos International, Inc.
9.50%, 03/15/29(E)	100,000	117,041
L3Harris Technologies, Inc.
5.40%, 01/15/27	30,000	30,437
5.40%, 07/31/33	160,000	162,093

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
5.35%, 06/01/34	$230,000	$232,251
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 144A	35,000	34,210
Leidos, Inc.
4.38%, 05/15/30	370,000	359,810
2.30%, 02/15/31	35,000	30,108
5.75%, 03/15/33	140,000	143,625
Lennar Corporation
4.75%, 11/29/27	720,000	721,057
Marathon Petroleum Corporation
4.70%, 05/01/25	70,000	69,984
Marriott International, Inc.
2.85%, 04/15/31	75,000	66,726
5.30%, 05/15/34	50,000	49,923
5.50%, 04/15/37	200,000	197,899
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29 144A Δ	45,000	41,318
Mars, Inc.
5.20%, 03/01/35 144A Δ	95,000	95,512
Marsh & McLennan Cos., Inc.
5.00%, 03/15/35	225,000	222,746
Martin Marietta Materials, Inc.
5.15%, 12/01/34	50,000	49,719
Marvell Technology, Inc.
2.95%, 04/15/31	60,000	53,571
5.95%, 09/15/33	5,000	5,218
Masco Corporation
6.50%, 08/15/32	27,000	28,992
Matador Resources Co.
6.88%, 04/15/28 144A	20,000	20,268
MBIA Insurance Corporation
15.82%, 01/15/33 144A #	215,000	8,869
McDonald’s Corporation
1.60%, 03/15/31(E)	400,000	393,575
Medline Borrower LP
6.25%, 04/01/29 144A	80,000	81,118
Medtronic, Inc.
4.15%, 10/15/53(E)	181,000	190,363
Merit Medical Systems, Inc.
3.00%, 02/01/29 144A CONV	10,000	13,625
Meritage Homes Corporation
5.65%, 03/15/35Δ	325,000	320,175
MetLife, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.08%), 6.35%, 03/15/55^	45,000	45,153
Micron Technology, Inc.
6.75%, 11/01/29	185,000	198,541
2.70%, 04/15/32	30,000	25,634
5.88%, 02/09/33	165,000	170,970
5.88%, 09/15/33Δ	545,000	567,128
Molina Healthcare, Inc.
4.38%, 06/15/28 144A	55,000	52,427
3.88%, 05/15/32 144A	130,000	114,190
Morgan Stanley
3.95%, 04/23/27	27,000	26,711
(Variable, U.S. SOFR + 1.14%), 2.70%, 01/22/31^	285,000	258,315
	Par	Value
(Variable, U.S. SOFR + 2.56%), 6.34%, 10/18/33^	$20,000	$21,464
(Variable, SONIA Interest Rate + 2.25%), 5.79%, 11/18/33(U) ^	820,000	1,083,775
(Variable, U.S. SOFR + 1.87%), 5.25%, 04/21/34^	120,000	120,109
(Variable, U.S. SOFR + 1.88%), 5.42%, 07/21/34^	100,000	101,199
(Variable, Euribor 3M + 1.24%), 3.96%, 03/21/35(E) Δ ^	200,000	216,333
(Variable, U.S. SOFR + 1.58%), 5.83%, 04/19/35^	830,000	860,517
(Variable, U.S. SOFR + 1.42%), 5.59%, 01/18/36Δ ^	70,000	71,516
(Variable, U.S. SOFR + 1.36%), 2.48%, 09/16/36^	190,000	157,574
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.43%), 5.95%, 01/19/38^	135,000	136,517
Motorola Solutions, Inc.
5.40%, 04/15/34	280,000	283,413
MPLX LP
5.00%, 03/01/33	25,000	24,413
4.70%, 04/15/48	80,000	65,517
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	605,000	655,493
Navient Corporation
6.75%, 06/15/26	125,000	125,986
NCL Corporation, Ltd.
5.88%, 03/15/26 144A	11,000	10,984
1.13%, 02/15/27 CONV	24,000	23,352
5.88%, 02/15/27 144A	105,000	104,922
8.13%, 01/15/29 144A	95,000	99,993
6.75%, 02/01/32 144A	95,000	93,907
NCL Finance, Ltd.
6.13%, 03/15/28 144A	25,000	24,937
NetApp, Inc.
5.50%, 03/17/32	90,000	90,731
5.70%, 03/17/35	70,000	69,923
Netflix, Inc.
3.63%, 05/15/27(E)	100,000	110,433
5.88%, 11/15/28	90,000	94,157
6.38%, 05/15/29	135,000	144,534
5.38%, 11/15/29 144A	10,000	10,327
4.88%, 06/15/30 144A Δ	715,000	722,773
4.90%, 08/15/34	190,000	190,209
NextEra Energy Capital Holdings, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.05%), 6.38%, 08/15/55^	35,000	35,125
Nordson Corporation
5.80%, 09/15/33	25,000	26,117
Northern Oil & Gas, Inc.
3.63%, 04/15/29 CONV	23,000	24,324
NRG Energy, Inc.
2.75%, 06/01/48 CONV	8,000	18,643
Nutanix, Inc.
0.25%, 10/01/27 CONV	12,000	16,026

	Par	Value
Occidental Petroleum Corporation
3.50%, 08/15/29	$280,000	$260,853
5.38%, 01/01/32	800,000	788,794
6.05%, 10/01/54	65,000	60,901
Olympus Water U.S. Holding Corporation
3.88%, 10/01/28(E)	100,000	103,418
9.63%, 11/15/28(E)	100,000	112,949
ON Semiconductor Corporation
0.50%, 03/01/29 CONV	16,000	13,841
ONEOK, Inc.
6.50%, 09/01/30 144A Δ	10,000	10,616
Open Text Holdings, Inc.
4.13%, 02/15/30 144A	300,000	273,947
Oracle Corporation
4.00%, 07/15/46	185,000	141,583
3.95%, 03/25/51	150,000	110,256
6.00%, 08/03/55	75,000	74,957
Ovintiv, Inc.
6.50%, 08/15/34	25,000	26,076
Owens Corning
7.00%, 12/01/36	523,000	591,833
Pacific Gas and Electric Co.
4.55%, 07/01/30	200,000	193,655
3.25%, 06/01/31	160,000	142,441
5.80%, 05/15/34	280,000	282,921
3.30%, 08/01/40	95,000	69,931
4.95%, 07/01/50	103,019	86,093
Palo Alto Networks, Inc.
0.38%, 06/01/25 CONV	3,000	10,295
Parsons Corporation
2.63%, 03/01/29 CONV	25,000	25,038
Penn Mutual Life Insurance Co. (The)
7.63%, 06/15/40 144A	345,000	391,379
Permian Resources Operating LLC
3.25%, 04/01/28 CONV	6,000	14,606
6.25%, 02/01/33 144A	190,000	189,397
Pilgrim's Pride Corporation
4.25%, 04/15/31Δ	35,000	32,904
3.50%, 03/01/32	340,000	299,289
Pinnacle West Capital Corporation
4.75%, 06/15/27 144A CONV	10,000	11,249
Plains All American Pipeline LP
3.80%, 09/15/30	85,000	80,140
Post Holdings, Inc.
2.50%, 08/15/27 CONV	11,000	13,140
5.50%, 12/15/29 144A Δ	30,000	29,191
4.50%, 09/15/31 144A	50,000	45,335
Primo Water Holdings, Inc.
3.88%, 10/31/28(E)	100,000	106,847
Quikrete Holdings, Inc.
6.38%, 03/01/32 144A	290,000	292,078
Range Resources Corporation
4.75%, 02/15/30 144A	840,000	799,769
RAY Financing LLC
6.50%, 07/15/31(E) 144A	580,000	643,839
	Par	Value
6.50%, 07/15/31(E) Δ	$130,000	$144,309
Reinsurance Group of America, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%), 6.65%, 09/15/55^	20,000	19,743
Roche Holdings, Inc.
4.99%, 03/08/34 144A	205,000	206,488
Rocket Mortgage LLC
2.88%, 10/15/26 144A	370,000	354,890
3.63%, 03/01/29 144A Δ	15,000	13,845
3.63%, 03/01/29	130,000	119,989
3.88%, 03/01/31 144A	570,000	511,270
4.00%, 10/15/33 144A Δ	165,000	141,668
Rockies Express Pipeline LLC
6.88%, 04/15/40 144A	1,340,000	1,309,679
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/26 144A	10,000	9,854
5.50%, 04/01/28 144A	375,000	373,686
5.63%, 09/30/31 144A	115,000	113,003
6.25%, 03/15/32 144A	50,000	50,487
6.00%, 02/01/33 144A	200,000	200,030
RTX Corporation
2.38%, 03/15/32	15,000	12,768
5.15%, 02/27/33	165,000	166,537
6.10%, 03/15/34Δ	170,000	182,389
Sasol Financing U.S.A. LLC
5.50%, 03/18/31	1,470,000	1,237,131
Seagate HDD Cayman
3.50%, 06/01/28 CONV	15,000	18,088
4.09%, 06/01/29	5,000	4,713
9.63%, 12/01/32Δ	7,650	8,612
Sempra
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%), 6.40%, 10/01/54^	45,000	42,795
Sensata Technologies, Inc.
4.38%, 02/15/30 144A Δ	720,000	665,837
3.75%, 02/15/31 144A Δ	205,000	179,260
Snowflake, Inc.
0.00%, 10/01/29 144A CONV »	23,000	26,942
Southern Co. (The)
5.70%, 03/15/34	370,000	382,339
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.73%), 4.00%, 01/15/51^	140,000	138,553
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.07%), 6.38%, 03/15/55Δ ^	95,000	97,514
(Variable, 2.11% - EUR Swap Rate 5Y), 1.88%, 09/15/81(E) ^	350,000	359,922
Southern Co. Gas Capital Corporation
5.75%, 09/15/33	30,000	30,972
Spotify U.S.A., Inc.
0.00%, 03/15/26 CONV »	2,000	2,389
Sprint Capital Corporation
8.75%, 03/15/32	165,000	198,527

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Steel Dynamics, Inc.
5.38%, 08/15/34	$30,000	$30,092
5.25%, 05/15/35Δ	110,000	108,997
Stewart Information Services Corporation
3.60%, 11/15/31	220,000	196,758
Stryker Corporation
3.38%, 09/11/32(E)	140,000	150,537
Synchrony Financial
(Variable, U.S. SOFR Index + 2.13%), 5.94%, 08/02/30Δ ^	90,000	91,304
(Variable, U.S. SOFR + 1.68%), 5.45%, 03/06/31Δ ^	65,000	64,560
Synopsys, Inc.
5.15%, 04/01/35Δ	120,000	120,678
5.70%, 04/01/55	140,000	139,107
Sysco Corporation
6.60%, 04/01/50Δ	37,000	40,190
Tapestry, Inc.
5.50%, 03/11/35	90,000	88,992
Targa Resources Corporation
6.13%, 03/15/33	115,000	120,091
6.50%, 03/30/34	320,000	341,845
5.50%, 02/15/35	10,000	9,946
5.55%, 08/15/35	100,000	99,910
Targa Resources Partners LP
5.50%, 03/01/30	285,000	287,731
4.88%, 02/01/31	10,000	9,794
4.00%, 01/15/32	95,000	87,709
TD SYNNEX Corporation
6.10%, 04/12/34	435,000	447,690
Textron, Inc.
2.45%, 03/15/31	25,000	21,825
6.10%, 11/15/33	375,000	395,787
The Campbell's Company
5.40%, 03/21/34	85,000	85,686
Time Warner Cable LLC
6.55%, 05/01/37	35,000	34,739
5.88%, 11/15/40	10,000	9,177
5.50%, 09/01/41	35,000	30,383
4.50%, 09/15/42	180,000	137,235
Timken Co. (The)
4.13%, 05/23/34(E)	195,000	208,125
T-Mobile U.S.A., Inc.
2.40%, 03/15/29	25,000	22,973
3.88%, 04/15/30	675,000	647,293
2.70%, 03/15/32	515,000	445,650
5.13%, 05/15/32Δ	1,520,000	1,530,161
5.75%, 01/15/34	505,000	526,290
4.50%, 04/15/50	235,000	195,577
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	320,000	296,366
4.45%, 08/01/42	750,000	639,832
TransDigm, Inc.
6.75%, 08/15/28 144A	35,000	35,555
Travel + Leisure Co.
6.63%, 07/31/26 144A	10,000	10,080
	Par	Value
6.00%, 04/01/27	$10,000	$10,029
4.50%, 12/01/29 144A	110,000	102,584
4.63%, 03/01/30 144A Δ	70,000	65,454
Trimble, Inc.
6.10%, 03/15/33	280,000	293,466
TriNet Group, Inc.
3.50%, 03/01/29 144A	160,000	145,223
Tyler Technologies, Inc.
0.25%, 03/15/26 CONV	5,000	6,117
Uber Technologies, Inc.
7.50%, 09/15/27 144A	167,000	169,155
6.25%, 01/15/28 144A	120,000	120,928
0.88%, 12/01/28 CONV	33,000	40,326
4.50%, 08/15/29 144A Δ	400,000	393,687
4.80%, 09/15/34	70,000	68,058
5.35%, 09/15/54	130,000	121,576
UGI International LLC
2.50%, 12/01/29(E)	200,000	200,431
United Rentals North America, Inc.
3.88%, 02/15/31	1,290,000	1,171,581
6.13%, 03/15/34 144A Δ	665,000	666,247
Utah Acquisition Sub, Inc.
3.13%, 11/22/28(E)	410,000	439,038
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30 144A	45,000	45,704
4.13%, 08/15/31 144A	265,000	240,967
Veralto Corporation
5.45%, 09/18/33	395,000	403,005
Verizon Communications, Inc.
1.13%, 11/03/28(U)	290,000	328,470
2.36%, 03/15/32	465,000	393,628
5.50%, 02/23/54	35,000	34,045
Vertex, Inc.
0.75%, 05/01/29 144A CONV	9,000	10,738
VF Corporation
4.25%, 03/07/29(E)	200,000	214,387
Viking Cruises, Ltd.
5.88%, 09/15/27 144A Δ	90,000	89,601
Viking Ocean Cruises Ship VII, Ltd.
5.63%, 02/15/29 144A	900,000	886,713
Viper Energy, Inc.
7.38%, 11/01/31 144A Δ	40,000	41,873
Vistra Operations Co. LLC
5.70%, 12/30/34 144A	40,000	39,831
VMware LLC
2.20%, 08/15/31	140,000	119,059
VOC Escrow, Ltd.
5.00%, 02/15/28 144A	280,000	273,318
Vulcan Materials Co.
5.35%, 12/01/34	165,000	166,575
Warnermedia Holdings, Inc.
4.28%, 03/15/32	50,000	44,069
4.69%, 05/17/33(E)	500,000	529,813
5.05%, 03/15/42	450,000	360,105
Waste Management, Inc.
4.95%, 03/15/35	180,000	179,198

	Par	Value
Wells Fargo & Co.
5.88%, 06/15/25ρ Δ ^	$170,000	$170,095
(Variable, CME Term SOFR 3M + 1.26%), 2.57%, 02/11/31^	200,000	180,331
(Variable, U.S. SOFR + 2.02%), 5.39%, 04/24/34^	1,380,000	1,389,978
(Variable, U.S. SOFR + 2.06%), 6.49%, 10/23/34^	80,000	86,331
(Variable, CME Term SOFR 3M + 4.50%), 5.01%, 04/04/51^	840,000	756,689
Western Digital Corporation
4.75%, 02/15/26	135,000	134,328
2.85%, 02/01/29	65,000	58,752
Western Midstream Operating LP
4.05%, 02/01/30	20,000	19,096
6.15%, 04/01/33	265,000	273,718
5.45%, 04/01/44	10,000	8,937
5.30%, 03/01/48	50,000	42,961
5.50%, 08/15/48	835,000	730,658
5.25%, 02/01/50	25,000	21,326
Weyerhaeuser Co. REIT
6.88%, 12/15/33	250,000	275,582
Whistler Pipeline LLC
5.70%, 09/30/31 144A	30,000	30,365
5.95%, 09/30/34 144A	35,000	35,403
Williams Cos., Inc. (The)
5.15%, 03/15/34	115,000	113,514
5.75%, 06/24/44	320,000	315,158
WMG Acquisition Corporation
2.25%, 08/15/31(E)	100,000	98,681
Workiva, Inc.
1.25%, 08/15/28 CONV	25,000	23,319
Yum! Brands, Inc.
4.63%, 01/31/32	255,000	238,122
ZF North America Capital, Inc.
6.88%, 04/14/28 144A	150,000	147,520
6.75%, 04/23/30 144A	150,000	142,711
Total Corporate Bonds (Cost $111,214,068)		107,515,029
FOREIGN BONDS — 42.4%
Andorra — 0.0%
Andorra International Bond
1.25%, 02/23/27(E)	100,000	105,037
Argentina — 0.6%
Argentine Republic Government International Bond
1.00%, 07/09/29Δ	123,261	95,836
(Step to 1.75% on 07/09/27), 0.75%, 07/09/30Δ STEP	728,778	533,830
(Step to 4.75% on 07/09/27), 4.13%, 07/09/35Δ STEP	1,625,941	1,019,995
Pampa Energia SA
7.95%, 09/10/31 144A	610,000	619,559
Pan American Energy LLC
8.50%, 04/30/32 144A	960,000	1,031,947
Provincia de Buenos Aires
6.63%, 09/01/37 144A STEP	586,549	379,057
		3,680,224
	Par	Value
Australia — 0.3%
Australia Government Bond
1.75%, 06/21/51(A)	$2,000,000	$660,323
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/31 144A Δ	100,000	90,409
Queensland Treasury Corporation
4.50%, 03/09/33(A) 144A	2,133,000	1,307,822
		2,058,554
Austria — 0.2%
Benteler International AG
9.38%, 05/15/28(E) Δ	100,000	113,537
Republic of Austria Government Bond
0.90%, 02/20/32(E) 144A	17,000	16,189
Suzano Austria GmbH
5.00%, 01/15/30	730,000	713,892
3.75%, 01/15/31	100,000	90,328
		933,946
Azerbaijan — 0.0%
State Oil Co. of the Azerbaijan Republic
6.95%, 03/18/30	200,000	208,956
Belgium — 0.3%
Azelis Finance NV
4.75%, 09/25/29(E) 144A	300,000	330,462
Crelan SA
(Variable, EURIBOR ICE SWAP RATE + 2.85%), 6.00%, 02/28/30(E) ^	500,000	589,282
Elia Transmission Belgium SA
0.88%, 04/28/30(E)	500,000	482,772
Kingdom of Belgium Government Bond
1.45%, 06/22/37(E) 144A	33,774	29,354
0.40%, 06/22/40(E) 144A	40,594	27,450
3.45%, 06/22/42(E) 144A	36,250	37,825
3.75%, 06/22/45(E)	18,000	19,350
1.70%, 06/22/50(E) 144A	12,100	8,506
Ontex Group NV
3.50%, 07/15/26(E)	100,000	108,211
Proximus SADP
(Variable, EURIBOR ICE Swap Rate 5Y + 2.41%), 4.75%, 07/02/31(E) ρ ^	200,000	213,664
		1,846,876
Brazil — 0.6%
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28	60,000	59,729
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/27(B)	17,227,000	2,808,236
Brazilian Government International Bond
6.63%, 03/15/35	245,000	244,068
5.63%, 01/07/41	100,000	88,175

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
5.00%, 01/27/45	$255,000	$193,749
		3,393,957
Bulgaria — 0.0%
Bulgaria Government International Bond
4.38%, 05/13/31(E)	12,000	13,816
3.63%, 09/05/32(E)	11,000	12,072
4.50%, 01/27/33(E)	41,000	47,377
4.88%, 05/13/36(E) Δ	45,000	52,536
		125,801
Canada — 1.0%
1011778 BC ULC
5.63%, 09/15/29 144A	100,000	99,118
4.00%, 10/15/30 144A	75,000	67,940
1261229 BC, Ltd.
10.00%, 04/15/32 144A	1,000,000	994,953
Bausch Health Cos., Inc.
4.88%, 06/01/28 144A Δ	170,000	137,472
Bell Telephone Co. of Canada
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%), 6.88%, 09/15/55^	65,000	65,291
Canadian Government Bond
3.50%, 03/01/28(C)	3,476,000	2,483,406
4.00%, 03/01/29(C)	275,000	201,309
3.00%, 06/01/34(C)	885,000	617,821
Canadian Natural Resources, Ltd.
5.00%, 12/15/29 144A	410,000	409,944
5.40%, 12/15/34 144A Δ	125,000	123,564
First Quantum Minerals, Ltd.
9.38%, 03/01/29 144A	400,000	421,158
Glencore Finance Canada, Ltd.
6.00%, 11/15/41	340,000	344,203
Open Text Corporation
6.90%, 12/01/27 144A	40,000	41,434
3.88%, 02/15/28 144A	190,000	179,150
Rogers Communications, Inc.
3.80%, 03/15/32	141,000	128,053
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 7.00%, 04/15/55^	75,000	75,308
		6,390,124
Chile — 0.1%
Corporacion Nacional del Cobre de Chile
3.75%, 01/15/31	200,000	184,238
Empresa de los Ferrocarriles del Estado
3.83%, 09/14/61	200,000	131,294
		315,532
China — 3.5%
Avolon Holdings Funding, Ltd.
4.25%, 04/15/26 144A	680,000	676,372
5.38%, 05/30/30 144A Δ	65,000	65,108
	Par	Value
China Government Bond
2.20%, 07/27/25(Y)	$29,500,000	$4,065,752
3.85%, 12/12/26(Y)	18,000,000	2,562,225
3.48%, 06/29/27(Y)	33,000,000	4,715,164
4.15%, 12/04/27(Y)	13,000,000	1,897,032
4.29%, 05/22/29(Y)	16,500,000	2,486,957
3.60%, 05/21/30(Y)	7,000,000	1,042,747
2.88%, 02/25/33(Y)	18,720,000	2,776,768
3.95%, 06/29/43(Y)	4,000,000	672,417
4.10%, 05/21/45(Y)	1,000,000	172,577
Times China Holdings, Ltd.
6.75%, 07/08/25	200,000	7,500
Yuzhou Group Holdings Co., Ltd.
7.70%, 02/20/25#	495,000	38,362
		21,178,981
Colombia — 0.7%
Colombia Government International Bond
3.00%, 01/30/30	315,000	267,766
8.00%, 04/20/33	200,000	205,870
7.75%, 11/07/36	370,000	359,758
5.63%, 02/26/44	3,170,000	2,373,379
Ecopetrol SA
8.88%, 01/13/33	690,000	712,579
8.38%, 01/19/36	95,000	92,623
		4,011,975
Costa Rica — 0.1%
Costa Rica Government International Bond
6.55%, 04/03/34	200,000	205,425
7.16%, 03/12/45	400,000	411,692
		617,117
Croatia — 0.0%
Croatia Government International Bond
3.38%, 03/12/34(E)	130,000	141,472
3.25%, 02/11/37(E)	100,000	103,925
		245,397
Czech Republic — 0.1%
CPI Property Group SA
4.00%, 01/22/28(U) STEP	100,000	119,672
(Variable, 4.34% - EUR Swap Rate 5Y), 3.75%, 04/28/28(E) ρ ^	100,000	93,595
1.75%, 01/14/30(E)	100,000	89,845
		303,112
Denmark — 0.0%
Orsted AS
(Variable, EUR Swap Rate 5Y + 2.62%), 5.25%, 12/08/99(E) Δ ^	200,000	219,262

	Par	Value
Dominican Republic — 0.3%
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 06/30/34 144A Δ	$540,000	$542,438
Dominican Republic International Bond
5.95%, 01/25/27	100,000	100,570
4.88%, 09/23/32	150,000	136,530
4.88%, 09/23/32 144A	990,000	901,098
6.00%, 02/22/33Δ	150,000	146,010
		1,826,646
Ecuador — 0.0%
Ecuador Government International Bond
5.35%, 07/31/30Ω	19,073	9,204
6.90%, 07/31/30 STEP	155,273	92,589
(Step to 6.90% on 07/31/25), 5.50%, 07/31/35 STEP	140,452	69,006
(Step to 5.50% on 07/31/26), 5.00%, 07/31/40 STEP	64,317	28,557
		199,356
Egypt — 0.2%
Egypt Government International Bond
6.38%, 04/11/31(E)	1,300,000	1,196,270
7.90%, 02/21/48	200,000	143,473
		1,339,743
El Salvador — 0.0%
El Salvador Government International Bond
7.65%, 06/15/35	62,000	57,520
9.50%, 07/15/52	150,000	150,188
		207,708
Finland — 0.0%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28(E)	100,000	105,680
France — 2.7%
Accor SA
(Variable, EURIBOR ICE Swap Rate 5Y + 2.67%), 4.88%, 06/06/30(E) ρ ^	100,000	109,298
Afflelou SAS
6.00%, 07/25/29(E) 144A	210,000	234,691
Air France-KLM
4.63%, 05/23/29(E)	100,000	110,985
Altice France SA
8.13%, 02/01/27 144A Δ	750,000	671,238
3.38%, 01/15/28(E)	100,000	86,194
Bertrand Franchise Finance SAS
6.50%, 07/18/30(E)	100,000	111,061
BNP Paribas SA
(Variable, USD ICE Swap Rate 5Y + 5.15%), 7.38%, 08/19/25 144A ρ ^	740,000	743,357
(Variable, Euribor 3M + 1.80%), 2.13%, 01/23/27(E) ^	300,000	322,835
	Par	Value
(Variable, USD SOFR ICE Swap Rate 5Y + 3.98%), 7.00%, 08/16/28 144A ρ ^	$300,000	$303,809
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.90%), 7.75%, 08/16/29 144A ρ Δ ^	860,000	887,955
(Variable, 0.83% - Euribor 3M), 0.50%, 01/19/30(E) ^	700,000	681,573
(Variable, Euribor 3M + 1.60%), 4.75%, 11/13/32(E) ^	500,000	570,616
BPCE SA
0.25%, 01/14/31(E)	500,000	453,307
Bpifrance SACA
2.00%, 09/02/30(E)	100,000	102,868
CAB SELAS
3.38%, 02/01/28(E) 144A	600,000	610,697
Credit Agricole SA
(Variable, ICE SWAP Rate GBP SONIA 5Y + 4.81%), 7.50%, 06/23/26(U) ρ ^	1,590,000	2,076,804
(Variable, U.S. SOFR + 2.67%), 6.25%, 01/10/35 144A ^	540,000	552,416
Electricite de France SA
(Variable, GBP Swap Rate 13Y + 4.23%), 6.00%, 01/29/26(U) ρ ^	300,000	387,112
Elior Group SA
5.63%, 03/15/30(E)	100,000	107,988
Fnac Darty SA
6.00%, 04/01/29(E) Δ	200,000	225,784
Forvia SE
2.38%, 06/15/27(E) Δ	165,000	171,102
French Republic Government Bond OAT
2.75%, 02/25/29(E) 144A	1,201,000	1,308,018
0.00%, 11/25/31(E) 144A	868,000	771,341
3.00%, 11/25/34(E) 144A	1,152,000	1,206,037
3.20%, 05/25/35(E) 144A	210,000	222,356
1.25%, 05/25/38(E) 144A	525,000	426,449
2.50%, 05/25/43(E) 144A	393,000	350,474
0.10%, 07/25/47	31,526	24,112
3.25%, 05/25/55(E) 144A	371,000	343,813
3.75%, 05/25/56(E) 144A	19,000	19,272
0.50%, 05/25/72(E) 144A	19,000	6,027
Goldstory SAS
6.75%, 02/01/30(E) Δ	100,000	111,647
6.75%, 02/01/30(E) 144A	620,000	692,211
Holding d'Infrastructures des Metiers de l'Environnement
4.88%, 10/24/29(E)	100,000	110,263
Iliad Holding SASU
5.63%, 10/15/28(E)	200,000	220,249
Kapla Holding SAS
5.00%, 04/30/31(E) 144A	540,000	583,649
Nexans SA
4.25%, 03/11/30(E)	200,000	218,433

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Roquette Freres SA
(Variable, EURIBOR ICE Swap Rate 5Y + 3.25%), 5.49%, 11/25/29(E) ρ ^	$100,000	$107,835
SNF Group SACA
2.63%, 02/01/29(E)	100,000	102,927
Valeo SE
5.88%, 04/12/29(E)	100,000	112,203
Veolia Environnement SA
(Variable, 2.71% - EUR Swap Rate 5Y), 2.25%, 01/20/26(E) ρ ^	200,000	213,566
		16,672,572
Germany — 8.3%
Allianz SE
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.17%), 3.20%, 10/30/27 144A ρ ^	2,000,000	1,747,474
Aroundtown SA
0.38%, 04/15/27(E)	200,000	203,210
Birkenstock Financing S.a.r.l.
5.25%, 04/30/29(E)	200,000	218,306
Bundesobligation
1.30%, 10/15/27(E)	368,000	390,854
2.10%, 04/12/29(E)	65,895	70,920
2.40%, 04/18/30(E) Δ	719,000	780,162
Bundesrepublik Deutschland Bundesanleihe
0.00%, 02/15/31(E) Δ	18,440,000	17,377,871
1.70%, 08/15/32(E)	16,423,506	16,795,908
2.20%, 02/15/34(E)	6,592,000	6,870,455
2.60%, 08/15/34(E)	641,000	687,487
1.00%, 05/15/38(E)	161,000	137,854
4.25%, 07/04/39(E)	470,000	583,451
0.00%, 08/15/52(E)	159,700	76,315
CECONOMY AG
6.25%, 07/15/29(E)	120,000	134,555
Cheplapharm Arzneimittel GmbH
7.50%, 05/15/30(E)	100,000	100,032
CT Investment GmbH
6.38%, 04/15/30(E) Δ	100,000	110,563
6.38%, 04/15/30(E) 144A	370,000	409,083
Ctec II GmbH
5.25%, 02/15/30(E)	100,000	98,950
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 04/15/26	75,126	80,715
Fressnapf Holding SE
5.25%, 10/31/31(E)	100,000	108,389
Gruenenthal GmbH
4.13%, 05/15/28(E)	160,000	170,074
Kreditanstalt fuer Wiederaufbau
0.38%, 03/09/26(E)	21,000	22,340
0.00%, 06/15/26(E)	77,000	81,150
0.01%, 05/05/27(E)	22,000	22,753
1.25%, 06/30/27(E)	29,000	30,730
2.75%, 03/15/28(E)	42,000	46,019
	Par	Value
3.88%, 05/15/28Δ	$615,000	$614,138
0.75%, 06/28/28(E)	61,000	62,751
0.75%, 01/15/29(E)	43,000	43,685
2.88%, 12/28/29(E)	121,000	132,698
0.00%, 09/15/31(E)	33,000	29,995
2.50%, 10/15/31(E)	34,000	36,264
Norddeutsche Landesbank-Girozentrale
(Variable, EURIBOR ICE Swap Rate 5Y + 2.95%), 5.63%, 08/23/34(E) Δ ^	300,000	336,105
ProGroup AG
5.38%, 04/15/31(E) Δ	100,000	105,335
Schaeffler AG
4.75%, 08/14/29(E)	100,000	108,008
4.50%, 03/28/30(E) Δ	100,000	105,758
State of North Rhine-Westphalia Germany
0.13%, 06/04/31(E)	49,000	45,116
1.65%, 02/22/38(E)	11,000	9,919
Techem Verwaltungsgesellschaft 674 mbH
6.00%, 07/30/26(E)	175,839	190,492
Techem Verwaltungsgesellschaft 675 mbH
5.38%, 07/15/29(E) 144A	640,000	701,994
TK Elevator Holdco GmbH
6.63%, 07/15/28(E)	90,000	97,578
TK Elevator Midco GmbH
4.38%, 07/15/27(E) 144A	350,000	376,799
4.38%, 07/15/27(E)	200,000	215,314
TUI Cruises GmbH
6.50%, 05/15/26(E) 144A	22,579	24,503
		50,592,072
Ghana — 0.0%
Ghana Government International Bond
4.42%, 07/03/26 144A Ω	4,800	4,515
4.42%, 07/03/26 144A Ω	4,800	4,514
(Step to 6.00% on 07/03/28), 5.00%, 07/03/29 144A STEP	48,400	42,340
(Step to 6.00% on 07/03/28), 5.00%, 07/03/29 144A STEP	48,400	42,340
4.26%, 01/03/30 144A Ω	9,008	6,950
4.26%, 01/03/30 144A Ω	11,485	8,861
(Step to 6.00% on 07/03/28), 5.00%, 07/03/35 144A STEP	69,600	49,621
(Step to 6.00% on 07/03/28), 5.00%, 07/03/35 144A STEP	69,600	49,621
		208,762
Guatemala — 0.1%
Guatemala Government Bond
6.60%, 06/13/36Δ	200,000	201,600
Millicom International Cellular SA
5.13%, 01/15/28 144A	540,000	527,784
		729,384

	Par	Value
Hong Kong — 0.0%
Shimao Group Holdings, Ltd.
6.13%, 02/21/24#	$200,000	$10,908
Hungary — 0.4%
Hungary Government Bond
4.75%, 11/24/32(ZG)	282,860,000	659,865
7.00%, 10/24/35(ZG) Δ	579,260,000	1,530,775
Hungary Government International Bond
5.38%, 09/12/33(E)	14,000	15,836
1.75%, 06/05/35(E)	19,000	15,645
4.88%, 03/22/40(E)	7,000	7,278
Magyar Export-Import Bank Zrt
6.00%, 05/16/29(E)	100,000	116,190
		2,345,589
Indonesia — 1.3%
Indonesia Government International Bond
1.40%, 10/30/31(E)	100,000	92,736
5.25%, 01/17/42 144A	1,940,000	1,864,000
5.25%, 01/17/42Δ	370,000	355,505
Indonesia Treasury Bond
7.00%, 05/15/27(I)	51,272,000,000	3,114,433
6.88%, 04/15/29(I)	4,871,000,000	295,794
8.25%, 05/15/29(I)	25,029,000,000	1,589,190
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.45%, 05/21/28	200,000	202,143
1.88%, 11/05/31(E)	200,000	186,555
		7,700,356
Ireland — 0.5%
AerCap Ireland Capital DAC
5.75%, 06/06/28	150,000	154,331
3.30%, 01/30/32	1,110,000	983,896
4.95%, 09/10/34	150,000	144,548
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.72%), 6.95%, 03/10/55^	820,000	839,608
Ireland Government Bond
0.20%, 10/18/30(E)	20,000	18,957
Linde PLC
3.63%, 06/12/34(E)	500,000	543,784
SMBC Aviation Capital Finance DAC
5.30%, 04/03/29 144A Δ	200,000	202,949
		2,888,073
Israel — 0.3%
Energean Israel Finance, Ltd.
5.38%, 03/30/28 144A	65,000	62,156
5.88%, 03/30/31 144A	90,000	82,836
Israel Government International Bond
5.38%, 02/19/30	1,680,000	1,693,489
Leviathan Bond, Ltd.
6.50%, 06/30/27 144A	15,000	14,825
		1,853,306
	Par	Value
Italy — 2.6%
A2A SpA
(Variable, EURIBOR ICE Swap Rate 5Y + 2.26%), 5.00%, 06/11/29(E) ρ ^	$100,000	$109,879
Bubbles Bidco SpA
6.50%, 09/30/31(E) Δ	100,000	108,404
Cassa Depositi e Prestiti SpA
2.00%, 04/20/27(E)	100,000	107,208
Fedrigoni SpA
(Floating, Euribor 3M + 4.00%), 6.36%, 01/15/30(E) †	100,000	108,028
6.13%, 06/15/31(E)	100,000	105,729
Fibercop SpA
7.88%, 07/31/28(E)	100,000	118,938
1.63%, 01/18/29(E)	100,000	97,717
Italy Buoni Poliennali Del Tesoro
2.95%, 02/15/27(E)	120,000	131,409
3.45%, 07/15/27(E)	130,000	144,118
2.05%, 08/01/27(E)	4,190,000	4,513,442
0.95%, 09/15/27(E)	70,000	73,337
2.00%, 03/14/28(E)	29,652	31,964
1.60%, 11/22/28(E)	24,519	25,137
1.50%, 05/15/29	46,987	52,005
3.35%, 07/01/29(E)	44,000	48,644
3.00%, 10/01/29(E)	37,000	40,260
1.35%, 04/01/30(E)	290,000	291,164
3.70%, 06/15/30(E)	36,000	40,224
1.60%, 06/28/30(E)	143,247	141,761
0.60%, 08/01/31(E) 144A	1,301,000	1,198,933
3.15%, 11/15/31(E) 144A	30,000	32,141
2.50%, 12/01/32(E)	399,000	405,040
4.35%, 11/01/33(E)	57,000	65,100
3.85%, 07/01/34(E)	4,112,000	4,507,734
3.85%, 02/01/35(E)	4,000	4,356
3.65%, 08/01/35(E) 144A	17,000	18,107
1.45%, 03/01/36(E) 144A	9,000	7,671
4.05%, 10/30/37(E) 144A	40,000	43,642
3.25%, 03/01/38(E) 144A	64,000	63,790
3.85%, 10/01/40(E) 144A	20,000	20,692
4.30%, 10/01/54(E) 144A	13,000	13,520
Multiversity SpA
(Floating, Euribor 3M + 4.25%), 6.87%, 10/30/28(E) †	100,000	108,447
Neopharmed Gentili SpA
7.13%, 04/08/30(E)	100,000	113,039
Pachelbel Bidco SpA
7.13%, 05/17/31(E)	100,000	114,779
Rossini S.a.r.l.
6.75%, 12/31/29(E)	100,000	113,070
TeamSystem SpA
(Floating, Euribor 3M + 3.50%), 6.29%, 07/31/31(E) 144A †	710,000	769,930
Telecom Italia SpA
2.38%, 10/12/27(E) Δ	1,400,000	1,500,145
7.88%, 07/31/28(E) Δ	100,000	120,927

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
UniCredit SpA
(Variable, 2.55% - Euribor 3M), 2.20%, 07/22/27(E) ^	$300,000	$321,967
		15,832,398
Ivory Coast — 0.3%
Ivory Coast Government International Bond
5.25%, 03/22/30(E)	510,000	526,548
5.88%, 10/17/31(E)	200,000	203,306
4.88%, 01/30/32(E) 144A	340,000	325,363
4.88%, 01/30/32(E)	100,000	95,695
5.75%, 12/31/32 144A STEP	233,703	222,203
8.08%, 04/01/36 144A	255,000	244,744
6.88%, 10/17/40(E)	100,000	91,048
		1,708,907
Japan — 0.8%
Aircastle, Ltd.
6.50%, 07/18/28 144A	120,000	125,065
5.95%, 02/15/29 144A	35,000	36,007
Japan Government Forty Year Bond
1.30%, 03/20/63(J)	282,850,000	1,287,483
Japan Government Thirty Year Bond
0.70%, 12/20/48(J)	33,800,000	158,460
1.80%, 09/20/53(J)	14,800,000	85,295
Japan Government Twenty Year Bond
1.80%, 09/20/44(J)	499,600,000	3,128,176
SoftBank Group Corporation
4.63%, 07/06/28	200,000	191,647
		5,012,133
Jersey — 0.1%
AA Bond Co., Ltd.
6.50%, 01/31/26(U)	39,393	50,884
Aptiv Swiss Holdings, Ltd.
3.25%, 03/01/32Δ	25,000	21,795
CPUK Finance, Ltd.
6.50%, 08/28/26(U)	100,000	128,341
TVL Finance PLC
10.25%, 04/28/28(U)	100,000	130,556
		331,576
Kazakhstan — 0.1%
KazMunayGas National Co. JSC
5.38%, 04/24/30 144A	500,000	494,905
5.38%, 04/24/30	300,000	296,943
		791,848
Kenya — 0.1%
Republic of Kenya Government International Bond
9.75%, 02/16/31 144A	860,000	842,821
Luxembourg — 0.3%
AccorInvest Group SA
6.38%, 10/15/29(E) 144A	180,000	200,930
ArcelorMittal SA
6.80%, 11/29/32Δ	30,000	32,303
	Par	Value
6.75%, 03/01/41Δ	$160,000	$166,835
Cidron Aida Finco S.a.r.l.
6.25%, 04/01/28(U) 144A	580,000	755,662
Ephios Subco 3 S.a.r.l.
7.88%, 01/31/31(E)	200,000	230,924
Eurofins Scientific SE
(Variable, Euribor 3M + 4.24%), 6.75%, 04/24/28(E) ρ ^	200,000	228,389
		1,615,043
Mexico — 2.2%
Banco Mercantil del Norte SA
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.47%), 7.50%, 06/27/29 144A ρ ^	1,125,000	1,105,482
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 5.13%, 01/18/33 144A ^	630,000	599,310
Cemex SAB de CV
5.20%, 09/17/30 144A	200,000	195,528
3.88%, 07/11/31 144A Δ	600,000	537,739
Mexican Bonos
7.50%, 06/03/27(M)	81,420,000	3,896,127
7.75%, 05/29/31(M)	13,790,000	634,561
7.50%, 05/26/33(M)	45,060,000	1,985,683
7.75%, 11/13/42(M)	76,750,000	3,085,956
Mexico Government International Bond
3.63%, 04/09/29(E)	100,000	108,029
5.13%, 05/04/37(E)	300,000	315,064
6.88%, 05/13/37	200,000	205,120
4.60%, 01/23/46	800,000	598,600
5.75%, 10/12/10«	130,000	102,391
Petroleos Mexicanos
7.69%, 01/23/50	470,000	352,851
		13,722,441
Morocco — 0.1%
Morocco Government International Bond
4.75%, 04/02/35(E) 144A	160,000	171,480
OCP SA
4.50%, 10/22/25 144A	320,000	318,770
		490,250
Netherlands — 1.8%
Abertis Infraestructuras Finance BV
(Variable, 3.69% - EUR Swap Rate 5Y), 3.25%, 11/24/25(E) ρ ^	100,000	107,625
BE Semiconductor Industries NV
4.50%, 07/15/31(E)	100,000	109,874
Boels Topholding BV
5.75%, 05/15/30(E) 144A	610,000	677,811

	Par	Value
5.75%, 05/15/30(E) Δ	$100,000	$111,117
Boost Newco Borrower LLC
8.50%, 01/15/31(U) 144A	140,000	192,323
Cooperatieve Rabobank UA
(Variable, 3.70% - EUR Swap Rate 5Y), 3.25%, 12/29/26(E) ρ ^	1,000,000	1,049,418
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.22%), 3.65%, 04/06/28 144A ^	250,000	245,155
E.ON International Finance BV
6.38%, 06/07/32(U)	155,000	210,701
Energizer Gamma Acquisition BV
3.50%, 06/30/29(E)	100,000	100,891
Heimstaden Bostad Treasury BV
1.38%, 07/24/28(E)	350,000	348,273
1.63%, 10/13/31(E) Δ	300,000	271,442
IPD 3 BV
8.00%, 06/15/28(E) 144A	220,000	249,154
(Floating, Euribor 3M + 3.38%), 5.88%, 06/15/31(E) 144A †	310,000	336,698
Koninklijke KPN NV
(Variable, EUR Swap Rate 5Y + 3.77%), 6.00%, 09/21/27(E) ρ ^	131,000	149,602
Netherlands Government Bond
0.25%, 07/15/25(E) 144A	1,167,000	1,255,189
Odido Holding BV
3.75%, 01/15/29(E) 144A	480,000	505,092
3.75%, 01/15/29(E)	100,000	105,227
Petrobras Global Finance BV
6.88%, 01/20/40	80,000	79,706
6.90%, 03/19/49	880,000	840,483
Prosus NV
3.83%, 02/08/51	1,020,000	656,051
Q-Park Holding I BV
5.13%, 03/01/29(E)	100,000	110,187
Stellantis NV
4.00%, 03/19/34(E) Δ	200,000	208,969
Sunrise HoldCo IV BV
5.50%, 01/15/28 144A	310,000	305,168
3.63%, 06/15/29(E)	100,000	105,570
Telefonica Europe BV
(Variable, EUR Swap Rate 7Y + 3.35%), 6.14%, 02/03/30(E) ρ Δ ^	300,000	344,251
Trivium Packaging Finance BV
3.75%, 08/15/26(E)	100,000	106,965
United Group BV
5.25%, 02/01/30(E) 144A	500,000	529,837
6.75%, 02/15/31(E)	100,000	110,032
Volkswagen International Finance NV
(Variable, 3.96% - EUR Swap Rate 9Y), 3.88%, 06/17/29(E) ρ ^	100,000	101,946
VZ Secured Financing BV
5.00%, 01/15/32 144A	1,370,000	1,192,015
	Par	Value
ZF Europe Finance BV
3.00%, 10/23/29(E) Δ	$200,000	$191,224
Ziggo Bond Co. BV
6.13%, 11/15/32(E) Δ	150,000	153,829
		11,061,825
Nigeria — 0.4%
Nigeria Government International Bond
8.38%, 03/24/29	220,000	212,909
7.14%, 02/23/30 144A Δ	440,000	398,574
7.88%, 02/16/32	200,000	178,192
10.38%, 12/09/34 144A	645,000	648,527
7.63%, 11/28/47 144A	940,000	710,886
		2,149,088
Norway — 0.2%
Aker BP ASA
3.75%, 01/15/30 144A	150,000	141,785
4.00%, 01/15/31 144A Δ	520,000	486,446
Var Energi ASA
8.00%, 11/15/32 144A	315,000	354,925
		983,156
Oman — 0.0%
Oman Government International Bond
6.75%, 01/17/48	200,000	207,035
Panama — 0.1%
Panama Government International Bond
3.16%, 01/23/30Δ	210,000	183,643
6.40%, 02/14/35	200,000	188,140
6.70%, 01/26/36	100,000	95,985
8.00%, 03/01/38	200,000	206,500
		674,268
Papua New Guinea — 0.0%
Papua New Guinea Government International Bond
8.38%, 10/04/28	200,000	199,741
Paraguay — 0.0%
Paraguay Government International Bond
6.10%, 08/11/44	200,000	190,094
Peru — 0.1%
Peruvian Government International Bond
3.00%, 01/15/34	24,000	19,967
5.38%, 02/08/35	17,000	16,710
6.55%, 03/14/37	59,000	63,099
Petroleos del Peru SA
5.63%, 06/19/47 144A	550,000	347,188
		446,964

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Philippines — 0.0%
Philippine Government International Bond
1.75%, 04/28/41(E)	$100,000	$75,301
Poland — 1.2%
Globalworth Real Estate Investments, Ltd.
6.25%, 03/31/30(E)	94,000	103,170
Republic of Poland Government Bond
2.75%, 04/25/28(P)	5,370,000	1,295,362
1.75%, 04/25/32(P)	27,420,000	5,549,269
Republic of Poland Government International Bond
3.00%, 01/16/30(E)	44,000	47,857
3.63%, 01/16/35(E)	52,000	56,116
3.88%, 10/22/39(E)	37,000	38,901
		7,090,675
Portugal — 0.3%
EDP SA
(Variable, EURIBOR ICE Swap Rate 5Y + 2.05%), 4.75%, 05/29/54(E) ^	200,000	219,247
Portugal Obrigacoes do Tesouro OT
1.65%, 07/16/32(E) 144A	1,290,581	1,287,967
Transportes Aereos Portugueses SA
5.13%, 11/15/29(E)	100,000	110,407
		1,617,621
Romania — 0.2%
RCS & RDS SA
3.25%, 02/05/28(E)	100,000	105,152
Romanian Government International Bond
6.63%, 09/27/29(E)	35,000	40,614
5.13%, 09/24/31(E)	30,000	31,393
5.25%, 05/30/32(E)	29,000	30,263
5.88%, 07/11/32(E) 144A	105,000	112,298
2.00%, 04/14/33(E)	122,000	98,348
6.38%, 09/18/33(E) Δ	108,000	119,195
6.25%, 09/10/34(E) 144A Δ	240,000	257,793
5.75%, 03/24/35 144A	388,000	351,285
5.75%, 03/24/35	100,000	90,537
7.50%, 02/10/37	60,000	61,087
6.75%, 07/11/39(E)	22,000	23,529
		1,321,494
Saudi Arabia — 0.0%
Gaci First Investment Co.
5.38%, 10/13/22ψ	200,000	169,556
Serbia — 0.0%
Serbia International Bond
2.13%, 12/01/30	200,000	165,204
Singapore — 0.0%
Sea, Ltd.
2.38%, 12/01/25 CONV	17,000	25,067
Slovakia — 0.0%
Slovakia Government Bond
3.75%, 03/06/34(E)	27,000	29,824
	Par	Value
3.75%, 02/27/40(E)	$27,952	$29,465
		59,289
Slovenia — 0.0%
Slovenia Government Bond
3.00%, 03/10/34(E)	41,000	43,642
South Africa — 1.3%
Republic of South Africa Government Bond
8.88%, 02/28/35(S)	5,920,000	289,102
6.25%, 03/31/36(S)	2,140,000	82,716
9.00%, 01/31/40(S)	18,940,000	853,874
6.50%, 02/28/41(S)	75,016,000	2,640,555
Republic of South Africa Government International Bond
4.85%, 09/30/29	2,190,000	2,065,017
5.75%, 09/30/49	2,420,000	1,784,868
7.30%, 04/20/52Δ	330,000	292,054
		8,008,186
South Korea — 0.1%
Korea Treasury Bond
4.25%, 12/10/32(KW)	830,110,000	624,693
Spain — 1.2%
Cellnex Finance Co. SA
2.00%, 02/15/33(E)	2,000,000	1,900,275
Eroski S Coop
10.63%, 04/30/29(E)	100,000	117,091
Grifols SA
2.25%, 11/15/27(E)	150,000	155,971
Lorca Telecom Bondco SA
4.00%, 09/18/27(E)	680,000	734,784
4.00%, 09/18/27(E) 144A	300,000	324,169
Spain Government Bond
1.45%, 10/31/27(E) 144A	152,000	161,210
1.40%, 07/30/28(E) 144A	73,000	76,476
3.55%, 10/31/33(E) 144A	19,000	21,106
3.25%, 04/30/34(E) 144A	79,000	85,392
3.45%, 10/31/34(E) 144A	3,119,000	3,408,105
3.50%, 01/31/41(E) 144A	28,000	29,137
4.00%, 10/31/54(E) 144A	38,000	40,248
		7,053,964
Sri Lanka — 0.1%
Sri Lanka Government International Bond
4.00%, 04/15/28 144A	62,105	58,534
(Step to 3.35% on 07/15/27), 3.10%, 01/15/30 144A STEP	46,615	41,429
(Step to 3.60% on 09/15/27), 3.35%, 03/15/33 144A STEP	91,435	72,234
(Step to 5.10% on 12/15/27), 3.60%, 06/15/35 144A STEP	61,740	42,138
(Step to 3.85% on 11/15/27), 3.60%, 05/15/36 144A STEP	42,849	33,583
(Step to 3.85% on 08/15/27), 3.60%, 02/15/38 144A STEP	85,734	67,837
		315,755

	Par	Value
Supranational — 1.8%
European Bank for Reconstruction & Development
6.30%, 10/26/27(ZH)	$351,800,000	$4,085,791
European Union
2.00%, 10/04/27(E)	59,000	63,414
2.50%, 12/04/31(E)	47,000	49,695
3.25%, 07/04/34(E)	1,560,000	1,699,546
3.00%, 12/04/34(E)	171,000	181,916
3.38%, 10/04/39(E) Δ	601,975	633,720
3.00%, 03/04/53(E)	16,000	14,722
International Bank for Reconstruction & Development
6.75%, 07/13/29(ZH)	366,100,000	4,293,735
		11,022,539
Supranational — 0.1%
Asian Development Bank
4.38%, 03/22/35	230,000	230,277
European Financial Stability Facility
3.00%, 07/10/30(E)	82,000	90,080
		320,357
Sweden — 0.3%
Assemblin Caverion Group AB
6.25%, 07/01/30(E)	100,000	111,036
Castellum AB
(Variable, 3.45% - EUR Swap Rate 5Y), 3.13%, 12/02/26(E) ρ ^	100,000	104,975
Heimstaden AB
4.38%, 03/06/27(E)	100,000	102,770
Verisure Holding AB
3.25%, 02/15/27(E)	100,000	106,784
7.13%, 02/01/28(E) 144A	970,000	1,087,446
7.13%, 02/01/28(E)	100,000	112,108
Verisure Midholding AB
5.25%, 02/15/29(E) 144A	240,000	260,375
5.25%, 02/15/29(E) Δ	100,000	108,490
		1,993,984
Switzerland — 0.2%
UBS Group AG
(Variable, 1.05% - EURIBOR ICE SWAP RATE), 1.00%, 06/24/27(E) ^	400,000	423,142
(Variable, USD SOFR ICE Swap Rate 1Y + 1.34%), 5.62%, 09/13/30 144A ^	415,000	426,147
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.77%), 5.70%, 02/08/35 144A ^	400,000	410,322
		1,259,611
Thailand — 0.1%
Thailand Government Bond
2.00%, 12/17/31(ZF)	13,906,000	413,773
Turkey — 0.6%
Turkiye Government Bond
37.00%, 02/18/26(T)	19,550,000	485,880
	Par	Value
Turkiye Government International Bond
6.00%, 03/25/27	$1,570,000	$1,571,687
9.13%, 07/13/30	200,000	218,333
7.13%, 07/17/32	235,000	230,970
6.50%, 01/03/35	430,000	400,535
4.88%, 04/16/43	500,000	349,227
Turkiye Ihracat Kredi Bankasi AS
7.50%, 02/06/28	200,000	201,964
		3,458,596
Ukraine — 0.0%
Ukraine Government International Bond
(Step to 3.00% on 02/01/27), 0.00%, 02/01/30 STEP	6,769	3,514
(Step to 3.00% on 02/01/27), 0.00%, 02/01/34 STEP	25,295	10,032
(Step to 4.50% on 08/01/25), 1.75%, 02/01/34 STEP	51,598	27,623
(Step to 3.00% on 02/01/27), 0.00%, 02/01/35 STEP	21,376	11,833
(Step to 4.50% on 08/01/25), 1.75%, 02/01/35 STEP	22,186	11,666
(Step to 3.00% on 02/01/27), 0.00%, 02/01/36 STEP	17,813	9,845
(Step to 4.50% on 08/01/25), 1.75%, 02/01/36 STEP	30,980	16,186
7.75%, 05/31/40Ξ	80,000	58,067
		148,766
United Arab Emirates — 0.0%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/47Δ	200,000	179,555
United Kingdom — 3.8%
Albion Financing 1 S.a.r.l.
5.25%, 10/15/26(E)	100,000	108,511
Alexandrite Monnet UK Holdco PLC REIT
10.50%, 05/15/29(E)	100,000	118,538
Amber Finco PLC
6.63%, 07/15/29(E) Δ	100,000	112,420
Anglo American Capital PLC
4.75%, 04/10/27 144A	200,000	200,138
B&M European Value Retail SA
4.00%, 11/15/28(U)	100,000	119,858
6.50%, 11/27/31(U)	100,000	126,151
BAE Systems PLC
5.30%, 03/26/34 144A	410,000	415,276
Barclays PLC
(Variable, U.S. SOFR + 2.71%), 2.85%, 05/07/26^	380,000	379,209
(Variable, 1.26% - EUR Swap Rate 1Y), 0.58%, 08/09/29(E) Δ ^	410,000	407,802
(Variable, U.S. SOFR + 1.59%), 5.79%, 02/25/36^	300,000	301,751
BCP V Modular Services Finance II PLC
4.75%, 11/30/28(E) Δ	100,000	105,023

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
British Telecommunications PLC
(Variable, UK Gilts 5Y + 3.82%), 8.38%, 12/20/83(U) ^	$300,000	$413,609
Co-operative Group Holdings 2011, Ltd.
7.50%, 07/08/26(U) STEP	100,000	131,515
Deuce Finco PLC
5.50%, 06/15/27(U)	100,000	127,075
Edge Finco PLC
8.13%, 08/15/31(U)	100,000	131,920
Gatwick Airport Finance PLC
4.38%, 04/07/26(U)	1,480,000	1,882,396
HSBC Holdings PLC
(Variable, U.S. SOFR + 2.61%), 5.21%, 08/11/28^	680,000	686,848
(Variable, U.S. SOFR + 2.53%), 4.76%, 03/29/33^	200,000	191,044
INEOS Quattro Finance 2 PLC
8.50%, 03/15/29(E)	100,000	113,598
6.75%, 04/15/30(E) 144A	500,000	541,192
Jaguar Land Rover Automotive PLC
4.50%, 07/15/28(E) Δ	100,000	108,488
Kier Group PLC
9.00%, 02/15/29(U)	100,000	136,544
Lloyds Banking Group PLC
(Variable, EUR Swap Rate 1Y + 1.50%), 3.13%, 08/24/30(E) ^	425,000	454,136
Macquarie Airfinance Holdings, Ltd.
5.20%, 03/27/28 144A	95,000	95,148
6.40%, 03/26/29 144A	10,000	10,348
5.15%, 03/17/30 144A	20,000	19,737
6.50%, 03/26/31 144A	85,000	88,588
Maison Finco PLC
6.00%, 10/31/27(U)	100,000	126,692
Miller Homes Group Finco PLC
7.00%, 05/15/29(U)	100,000	124,683
Motion Finco S.a.r.l.
7.38%, 06/15/30(E)	200,000	214,468
National Grid PLC
4.28%, 01/16/35(E)	500,000	554,123
NatWest Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 05/22/28^	120,000	116,142
NGG Finance PLC
(Variable, GBP Swap Rate 12Y + 3.48%), 5.63%, 06/18/73(U) ^	296,000	382,189
Pension Insurance Corporation PLC
8.00%, 11/13/33(U)	300,000	414,250
PEU Fin PLC
7.25%, 07/01/28(E) 144A	390,000	436,497
7.25%, 07/01/28(E)	520,000	581,996
Pinewood Finco PLC
6.00%, 03/27/30(U) 144A	1,000,000	1,276,121
Pinnacle Bidco PLC
10.00%, 10/11/28(U) 144A	600,000	820,526
10.00%, 10/11/28(U) Δ	100,000	136,754
	Par	Value
Premier Foods Finance PLC
3.50%, 10/15/26(U)	$920,000	$1,172,548
RAC Bond Co. PLC
5.25%, 11/04/27(U)	100,000	124,610
Rio Tinto Finance U.S.A. PLC
5.88%, 03/14/65	15,000	15,187
SSE PLC
1.75%, 04/16/30(E)	350,000	354,396
Synthomer PLC
7.38%, 05/02/29(E)	100,000	109,245
Tesco Property Finance 6 PLC
5.41%, 07/13/44(U)	355,735	435,380
United Kingdom Gilt
4.13%, 01/29/27(U)	805,000	1,038,653
0.50%, 01/31/29(U)	1,779,000	2,010,770
4.13%, 07/22/29(U)	617,000	794,236
3.25%, 01/31/33(U)	407,000	482,647
4.50%, 09/07/34(U)	1,360,000	1,743,464
4.50%, 12/07/42(U)	99,000	118,625
4.50%, 12/07/42(U)	285,000	341,495
1.25%, 07/31/51(U)	1,226,000	692,704
Virgin Media Secured Finance PLC
4.25%, 01/15/30(U)	200,000	225,087
Vodafone Group PLC
4.88%, 06/19/49	170,000	145,101
5.75%, 06/28/54	135,000	128,935
(Variable, EUR Swap Rate 5Y + 3.43%), 4.20%, 10/03/78(E) ^	100,000	109,617
(Variable, 3.48% - EUR Swap Rate 5Y), 3.00%, 08/27/80(E) ^	100,000	100,799
Wessex Water Services Finance PLC
1.50%, 09/17/29(U)	300,000	326,822
		23,181,625
Uruguay — 0.1%
Uruguay Government International Bond
8.50%, 03/15/28(UYU)	9,705,000	225,118
9.75%, 07/20/33(UYU)	9,485,000	228,207
		453,325
Uzbekistan — 0.2%
Republic of Uzbekistan International Bond
5.38%, 05/29/27(E) 144A	105,000	114,923
5.10%, 02/25/29(E) 144A Δ	215,000	232,032
3.70%, 11/25/30	400,000	339,526
6.95%, 05/25/32 144A	270,000	267,790
		954,271

	Par	Value
Zambia — 0.0%
Zambia Government International Bond
(Step to 7.50% on 06/30/31), 5.75%, 06/30/33 STEP	$159,882	$139,981
Total Foreign Bonds (Cost $274,360,281)		258,671,424
LOAN AGREEMENTS — 1.0%
Allied Universal Holdco LLC Initial U.S. Dollar Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 8.17%, 05/12/28†	476,469	476,507
Apollo Commercial Real Estate Finance, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%), 7.19%, 05/15/26†	478,426	479,325
Asplundh Tree Expert LLC 2024 Incremental Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 6.07%, 05/23/31†	188,507	188,248
Asurion LLC New B-11 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.25%), 8.67%, 08/19/28†	502,306	498,448
Asurion LLC New B-9 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.25%), 7.69%, 07/31/27†	771,859	766,796
Carnival Corporation 2025 Repricing Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%, 0.75% Floor), 6.32%, 08/08/27†	2,114	2,113
(Floating, ICE CME Term SOFR USD 1M + 2.00%, 0.75% Floor), 6.32%, 10/18/28†	34,613	34,634
Ciena Corporation 2025 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 6.07%, 10/24/30†	45,571	45,599
CSC Holdings LLC 2022 Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.50%), 8.82%, 01/18/28†	46,828	45,365
Fugue Finance LLC Existing Term Loan
(Floating, ICE CME Term SOFR USD 3M + 4.00%, 0.50% Floor), 8.51%, 01/31/28†	599,348	599,582
Hilton Domestic Operating Company, Inc. Series B-4 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 6.07%, 11/08/30†	145,172	145,207
Hilton Grand Vacations Borrower LLC Amendment No. 4 Term Loan
0.00%, 01/17/31† Σ	245,143	243,682
	Par	Value
Hilton Grand Vacations Borrower LLC Initial Term Loan
0.00%, 08/02/28† Σ	$6,767	$6,743
Ineos Quattro Holdings UK, Ltd. 2029 Tranche B Euro Term Loan
(Floating, ICE EURIBOR USD 1M + 4.50%), 6.86%, 04/02/29†	450,000	476,591
Nexstar Media, Inc. Term B-4 Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 6.94%, 09/18/26†	53,160	53,187
NRG Energy, Inc. 2024 New Term Loan
(Floating, ICE CME Term SOFR USD 3M + 1.75%), 6.04%, 04/16/31†	44,774	44,746
Open Text Corporation 2023 Replacement Term Loan
0.00%, 01/31/30† Σ	183,066	182,847
(Floating, ICE CME Term SOFR USD 1M + 1.75%, 0.50% Floor), 6.07%, 01/31/30†	23,290	23,262
Resideo Funding, Inc. Fourth Amendment Term Loan
(Floating, ICE CME Term SOFR USD 3M + 1.75%), 6.05%, 06/13/31†	142,446	142,224
Resideo Funding, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 6.07%, 02/11/28†	30,132	30,207
Ryan Specialty LLC 2024 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 6.57%, 09/15/31†	22,943	22,917
SBA Senior Finance II LLC Initial Term Loan 2024
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 6.08%, 01/25/31†	59,539	59,552
Sedgwick Claims Management Services, Inc. 2024 Term Loan
(Floating, ICE CME Term SOFR USD 3M + 3.00%), 7.31%, 07/31/31†	247,101	246,574
Six Flags Entertainment Corporation Initial Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 6.32%, 05/01/31†	34,738	34,664
Trans Union LLC 2024 Refinancing Term B-8 Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 6.07%, 06/24/31†	368,824	368,133
TransDigm, Inc. New Tranche J Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.50%), 6.80%, 02/28/31†	668,555	665,630

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
TransDigm, Inc. Tranche I Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.75%), 7.05%, 08/24/28†	$21,889	$21,907
Truist Insurance Holdings LLC Amendment No.1 Replacement Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.75%), 7.05%, 05/06/31†	36,370	36,188
Wyndham Hotels & Resorts, Inc. 2024 Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 6.07%, 05/24/30†	357,474	357,953
Total Loan Agreements (Cost $6,366,136)		6,298,831
MORTGAGE-BACKED SECURITIES — 8.8%
BANK, Series 2018-BNK15, Class B
4.66%, 11/15/61† γ	260,000	252,232
BANK, Series 2021-BN35, Class AS
2.46%, 06/15/64	85,000	72,001
BINOM Securitization Trust, Series 2022-RPL1, Class M1
3.00%, 02/25/61 144A † γ	100,000	81,080
BPR Trust, Series 2021-NRD, Class B
(Floating, CME Term SOFR 1M + 2.12%, 2.12% Floor), 6.44%, 12/15/38 144A †	25,000	24,079
BPR Trust, Series 2021-NRD, Class C
(Floating, CME Term SOFR 1M + 2.42%, 2.42% Floor), 6.74%, 12/15/38 144A †	25,000	24,082
BPR Trust, Series 2021-NRD, Class D
(Floating, CME Term SOFR 1M + 3.72%, 3.72% Floor), 8.04%, 12/15/38 144A †	20,000	19,226
BPR Trust, Series 2022-STAR, Class A
(Floating, CME Term SOFR 1M + 3.23%, 3.23% Floor), 7.55%, 08/15/39 144A †	65,000	65,001
BX Trust, Series 2025-VLT6, Class A
(Floating, CME Term SOFR 1M + 1.44%, 1.44% Floor), 5.76%, 03/15/30 144A †	415,000	413,623
CAFL Issuer LLC, Series 2021-RTL1, Class A1
4.24%, 03/28/29 144A STEP	40,428	40,375
COMM Mortgage Trust, Series 2012-LC4, Class B
4.93%, 12/10/44	8,106	7,775
COMM Mortgage Trust, Series 2018-COR3, Class B
4.52%, 05/10/51† γ	440,000	382,937
Connecticut Avenue Securities Trust, Series 2019-R03, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 4.21%), 8.55%, 09/25/31 144A †	411,009	434,138
	Par	Value
Connecticut Avenue Securities Trust, Series 2019-R05, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 4.21%), 8.55%, 07/25/39 144A †	$440,700	$454,628
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 3.10%), 7.44%, 10/25/41 144A †	1,075,000	1,093,986
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 2.75%), 7.09%, 12/25/41 144A †	420,000	427,150
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 5.99%, 12/25/41 144A †	1,333,000	1,337,376
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.90%), 6.24%, 12/25/41 144A †	706,000	712,599
Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 3.00%), 7.34%, 01/25/42 144A †	385,000	393,008
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.50%), 7.84%, 03/25/42 144A †	365,000	378,792
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.10%), 7.44%, 03/25/42 144A †	512,000	528,416
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M1
(Floating, U.S. 30-Day Average SOFR + 2.55%), 6.89%, 07/25/42 144A †	335,732	344,117
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.60%), 7.94%, 07/25/42 144A †	329,000	343,356
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.80%), 6.14%, 01/25/44 144A †	650,000	652,694
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class C
4.36%, 08/15/48† γ	1,180,000	1,045,302
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class C
4.37%, 11/15/49† γ	1,060,000	976,058

	Par	Value
CSMC Trust, Series 2021-RPL1, Class A1
4.08%, 09/27/60 144A † γ	$50,474	$50,322
DC Commercial Mortgage Trust, Series 2023-DC, Class C
7.14%, 09/12/40 144A † γ	100,000	103,181
Extended Stay America Trust, Series 2021-ESH, Class D
(Floating, CME Term SOFR 1M + 2.36%, 2.25% Floor), 6.68%, 07/15/38 144A †	86,615	86,616
Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 2.66%), 7.00%, 12/25/30†	648,226	664,861
Federal Home Loan Mortgage Corporation
3.00%, 03/01/50	58,881	51,945
3.50%, 04/01/50	36,027	32,891
3.00%, 07/01/50	71,868	63,183
2.50%, 12/01/50	380,378	316,680
2.50%, 08/01/51	122,213	102,447
2.50%, 09/01/51	526,932	440,924
2.50%, 01/01/52	268,393	224,798
2.50%, 02/01/52	1,082,364	903,327
2.50%, 03/01/52	994,674	833,834
2.50%, 04/01/52	255,587	212,881
3.50%, 05/01/52	29,471	26,610
2.50%, 06/01/52	265,056	221,796
4.50%, 08/01/52	633,403	606,368
3.00%, 09/01/52	196,354	170,374
4.50%, 09/01/52	190,532	182,642
5.50%, 09/01/52	362,334	365,473
5.00%, 10/01/52	340,366	334,566
5.50%, 10/01/52	321,261	321,767
5.00%, 11/01/52	506,330	497,905
5.50%, 12/01/52	69,910	70,053
5.00%, 01/01/53	344,472	338,652
5.00%, 02/01/53	650,398	639,067
5.50%, 02/01/53	247,277	247,591
6.00%, 03/01/53	202,629	206,159
5.00%, 04/01/53	377,640	371,061
6.00%, 04/01/53	509,354	518,120
5.50%, 05/01/53	310,865	311,060
6.00%, 05/01/53	871,868	888,080
6.00%, 06/01/53	748,140	760,504
5.00%, 08/01/53	60,572	59,507
6.00%, 09/01/53	335,611	342,904
6.00%, 10/01/53	41,357	42,029
5.00%, 11/01/53	303,172	297,895
5.50%, 07/01/54	511,257	510,919
6.00%, 08/01/54	229,076	232,798
5.00%, 10/01/54	326,705	320,841
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M1
4.00%, 08/25/56 144A	97,208	96,675
	Par	Value
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M
4.75%, 07/25/58 144A	$658,972	$641,770
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2020-2, Class M
4.25%, 11/25/59 144A	1,123,589	1,077,164
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA1, Class B1
(Floating, U.S. 30-Day Average SOFR + 2.65%), 6.99%, 01/25/51 144A †	500,000	527,198
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA6, Class B1
(Floating, U.S. 30-Day Average SOFR + 3.40%), 7.74%, 10/25/41 144A †	470,000	481,836
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA2, Class M1B
(Floating, U.S. 30-Day Average SOFR + 2.40%), 6.74%, 02/25/42 144A †	1,169,000	1,190,138
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA3, Class M1A
(Floating, U.S. 30-Day Average SOFR + 2.00%), 6.34%, 04/25/42 144A †	19,221	19,369
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA3, Class M1B
(Floating, U.S. 30-Day Average SOFR + 2.90%), 7.24%, 04/25/42 144A †	179,000	184,200
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA6, Class M2
(Floating, U.S. 30-Day Average SOFR + 5.75%), 10.09%, 09/25/42 144A †	380,000	414,158
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2024-DNA3, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.45%), 5.79%, 10/25/44 144A †	730,000	730,142
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2025-DNA1, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.35%), 5.69%, 01/25/45 144A †	250,000	247,695

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal National Mortgage Association
3.00%, 08/01/46	$67,235	$59,590
3.00%, 12/01/47	206,099	182,707
3.50%, 08/01/49	89,505	81,620
4.00%, 08/01/49	77,489	73,026
3.50%, 09/01/49	154,573	140,955
4.00%, 10/01/49	115,828	109,157
3.00%, 03/01/50	96,372	84,715
3.00%, 05/01/50	109,729	96,383
3.50%, 06/01/50	29,088	26,526
2.50%, 07/01/50	49,803	41,819
3.00%, 07/01/50	30,290	26,583
2.50%, 12/01/50	411,537	343,091
2.50%, 05/01/51	995,576	829,496
3.00%, 07/01/51	172,404	150,076
2.50%, 09/01/51	576,281	483,056
2.50%, 01/01/52	293,077	244,673
3.00%, 02/01/52	278,366	242,157
2.50%, 03/01/52	899,538	750,029
2.50%, 04/01/52	664,633	554,380
3.00%, 05/01/52	328,715	285,197
3.50%, 05/01/52	461,574	419,549
4.00%, 07/01/52	181,670	170,386
4.00%, 08/01/52	292,676	273,771
5.00%, 08/01/52	197,329	194,249
4.50%, 09/01/52	757,957	726,573
4.50%, 10/01/52	601,726	576,832
5.00%, 11/01/52	171,672	168,718
6.00%, 12/01/52	864,859	883,070
4.50%, 01/01/53	822,813	787,765
5.00%, 01/01/53	493,445	485,234
5.50%, 01/01/53	927,222	929,114
5.00%, 02/01/53	153,063	150,436
5.50%, 02/01/53	442,074	442,635
5.00%, 03/01/53	695,892	683,258
5.00%, 04/01/53	720,427	708,023
5.50%, 07/01/53	736,173	736,560
6.00%, 07/01/53	670,905	682,524
5.50%, 10/01/53	113,688	113,667
5.50%, 01/01/54	808,568	808,346
6.50%, 01/01/54	248,090	256,411
5.50%, 02/01/54	268,499	269,037
5.50%, 03/01/54	629,611	629,194
6.00%, 06/01/54	52,753	53,610
6.00%, 07/01/54	134,726	136,916
5.00%, 11/01/54	293,286	287,625
5.50%, 11/01/54	309,460	309,206
GCAT Trust, Series 2019-RPL1, Class A1
2.65%, 10/25/68 144A	24,120	23,314
Government National Mortgage Association
4.50%, 09/20/52	183,030	175,871
5.00%, 11/20/52	103,776	102,279
	Par	Value
5.00%, 03/20/53	$170,551	$168,063
5.50%, 03/20/53	256,657	258,135
5.00%, 07/20/53	139,855	137,779
5.50%, 07/20/53	54,620	54,929
6.00%, 08/20/53	53,631	54,730
5.50%, 10/20/53	42,383	42,558
5.00%, 11/20/53	88,903	87,734
5.00%, 01/20/54	126,672	124,770
6.00%, 01/20/54	39,045	39,758
5.50%, 02/20/54	157,876	158,479
4.50%, 04/20/54	141,651	135,993
6.00%, 05/20/54	159,870	162,790
5.00%, 07/20/54	98,416	96,887
5.50%, 08/20/54	216,136	216,783
5.00%, 10/20/54	138,444	136,279
Hilton U.S.A. Trust, Series 2016-HHV, Class D
4.19%, 11/05/38 144A † γ	540,000	527,938
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A
(Floating, CME Term SOFR 1M + 1.60%, 1.60% Floor), 5.92%, 01/15/42 144A †	100,000	99,190
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class AS
4.23%, 07/15/48	970,000	944,014
Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2
3.25%, 09/25/59 144A	120,000	108,183
NYMT Loan Trust, Series 2024-CP1, Class A1
3.75%, 02/25/68 144A	89,784	83,100
NYMT Loan Trust, Series 2025-R1, Class A
6.38%, 02/25/30 144A STEP	73,112	73,164
OBX Trust, Series 2024-NQM1, Class A1
(Step to 6.93% on 01/25/28), 5.93%, 11/25/63 144A STEP	685,139	688,071
PRET LLC, Series 2024-NPL8, Class A1
(Step to 8.96% on 12/25/27), 5.96%, 11/25/54 144A STEP	113,268	113,339
PRPM LLC, Series 2024-7, Class A1
(Step to 8.87% on 12/25/27), 5.87%, 11/25/29 144A STEP	91,559	91,553
RCO X Mortgage LLC, Series 2025-1, Class A1
(Step to 7.65% on 02/25/28), 5.88%, 01/25/30 144A STEP	229,071	229,570
Redwood Funding Trust, Series 2025-1, Class A
(Step to 7.00% on 04/27/25), 7.58%, 05/27/55 144A STEP	133,022	135,306

	Par	Value
Roc Mortgage Trust, Series 2024-RTL1, Class A1
(Step to 6.59% on 05/25/27), 5.59%, 10/25/39 144A STEP	$120,000	$119,858
SFO Commercial Mortgage Trust, Series 2021-555, Class D
(Floating, CME Term SOFR 1M + 2.51%, 2.40% Floor), 6.83%, 05/15/38 144A †	760,000	726,046
Towd Point Mortgage Trust, Series 2019-4, Class A1
2.90%, 10/25/59 144A	41,596	39,707
TVC Mortgage Trust, Series 2024-RRTL1, Class A1
(Step to 6.55% on 03/25/27), 5.55%, 07/25/39 144A STEP	110,000	110,288
UBS Commercial Mortgage Trust, Series 2017-C3, Class C
4.38%, 08/15/50† γ	410,000	382,532
UBS Commercial Mortgage Trust, Series 2018-C13, Class B
4.79%, 10/15/51	270,000	255,236
Verus Securitization Trust, Series 2022-4, Class A1
(Step to 4.91% on 05/25/26), 4.47%, 04/25/67 144A STEP	709,976	706,774
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B
3.82%, 07/15/46† γ	8,616	8,301
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B
3.67%, 11/15/59	25,000	22,462
WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B
4.21%, 08/15/46† γ	35,000	33,168
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B
4.38%, 05/15/47	24,313	21,657
Total Mortgage-Backed Securities (Cost $53,595,867)		53,471,540
U.S. TREASURY OBLIGATIONS — 20.2%
U.S. Treasury Bill
4.04%, 07/31/25Ω Δ	3,810,000	3,756,664
U.S. Treasury Bonds
3.50%, 02/15/39	4,700,000	4,287,648
4.25%, 05/15/39	30,000	29,565
3.88%, 08/15/40	20,000	18,712
1.75%, 08/15/41	650,000	440,781
2.00%, 11/15/41	40,000	28,114
2.75%, 08/15/42	90,000	70,298
4.00%, 11/15/42	6,480,000	6,047,156
2.88%, 05/15/43	1,590,000	1,252,777
4.38%, 08/15/43	2,229,000	2,172,927
4.13%, 08/15/44	676,000	633,539
3.00%, 05/15/45	30,000	23,540
3.00%, 11/15/45	660,000	515,393
2.50%, 05/15/46Δ	590,000	418,278
2.25%, 08/15/46Δ	690,000	464,268
2.88%, 11/15/46	1,520,000	1,149,025
	Par	Value
3.00%, 05/15/47	$60,000	$46,116
2.75%, 08/15/47	90,000	65,837
3.13%, 05/15/48	40,000	31,148
3.38%, 11/15/48Δ	770,000	625,189
1.25%, 05/15/50Δ	50,000	24,842
1.38%, 08/15/50Δ	3,730,000	1,901,863
2.38%, 05/15/51Δ	870,000	569,170
3.00%, 08/15/52	960,000	715,106
3.63%, 05/15/53	930,000	783,652
4.75%, 11/15/53Δ	311,000	317,973
4.50%, 11/15/54	2,185,000	2,153,591
		24,786,508
U.S. Treasury Notes
4.25%, 05/31/25Δ	1,227,000	1,227,087
5.00%, 10/31/25	1,552,000	1,559,157
4.63%, 02/28/26‡‡	1,210,000	1,215,458
3.50%, 09/30/26	3,815,000	3,790,188
4.13%, 10/31/26Δ	3,800,000	3,810,020
4.25%, 11/30/26Δ	630,000	633,113
4.13%, 01/31/27	1,439,000	1,444,059
3.88%, 10/15/27	1,950,000	1,949,276
4.13%, 11/15/27	1,681,000	1,690,850
4.00%, 01/31/29Δ	13,770,000	13,810,073
4.63%, 04/30/29	17,510,000	17,969,296
4.00%, 07/31/29	2,674,000	2,681,468
3.50%, 09/30/29Δ	3,844,000	3,774,928
4.13%, 10/31/29‡‡	5,569,000	5,610,876
4.25%, 01/31/30Δ	822,000	832,660
4.63%, 09/30/30	10,210,000	10,526,869
0.88%, 11/15/30Δ	8,550,000	7,217,235
4.00%, 01/31/31	540,000	539,430
4.25%, 02/28/31Δ	563,000	569,642
1.25%, 08/15/31	730,000	615,966
3.75%, 08/31/31	619,000	608,264
4.13%, 10/31/31Δ	320,000	321,088
1.38%, 11/15/31	550,000	464,578
2.88%, 05/15/32Δ	3,450,000	3,192,328
2.75%, 08/15/32	1,090,000	996,839
3.38%, 05/15/33Δ	1,100,000	1,042,057
4.25%, 11/15/34	3,816,000	3,827,925
4.63%, 02/15/35	2,624,000	2,711,125
		94,631,855
Total U.S. Treasury Obligations (Cost $129,671,541)		123,175,027

	Shares
COMMON STOCK — 0.0%
Communication Services — 0.0%
Altice U.S.A., Inc. Class AΔ * (Cost $261,223)	16,976	45,156
MUTUAL FUNDS — 0.2%
VanEck JP Morgan EM Local Currency Bond ETFΔ (Cost $1,297,686)	54,000	1,288,440

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
MONEY MARKET FUNDS — 6.4%
Northern Institutional Liquid Assets Portfolio (Shares), 4.38%Ø §	22,449,696	$22,449,696
GuideStone Money Market Fund, 4.26% (Institutional Class)Ø ∞	16,582,730	16,582,730
Total Money Market Funds (Cost $39,032,426)		39,032,426
TOTAL INVESTMENTS — 101.5% (Cost $646,006,915)		619,825,583
Liabilities in Excess of Other Assets — (1.5)%		(9,182,428)
NET ASSETS — 100.0%		$610,643,155
Futures Contracts outstanding at March 31, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-Bobl	06/2025	31	$3,948,356	$(14,174)
Euro-BTP	06/2025	(20)	(2,541,488)	45,523
Euro-Bund	06/2025	4	557,216	8,426
Euro-OAT	06/2025	(3)	(397,994)	8,263
Euro-Schatz	06/2025	74	8,558,133	7,662
10 -Year Mini JGB	06/2025	96	8,854,350	22,990
10-Year Japanese Treasury Bond	06/2025	2	1,845,456	6,015
10-Year Commonwealth Treasury Bond	06/2025	9	633,558	1,440
British Pounds/U.S. Dollars	06/2025	5	403,469	(1,199)
Euro/U.S. Dollars	06/2025	15	2,036,625	(11,876)
Canadian Dollars/U.S. Dollars	06/2025	4	279,320	(820)
10-Year U.S. Treasury Note	06/2025	(34)	(3,781,437)	(183,048)
Japanese Yen/U.S. Dollars	06/2025	10	839,875	(7,066)
U.S. Treasury Long Bond	06/2025	(82)	(9,617,062)	(26,494)
Ultra 10-Year U.S. Treasury Note	06/2025	(227)	(25,906,375)	(330,866)
Ultra Long U.S. Treasury Bond	06/2025	5	611,250	(4,139)
10-Year Bond	06/2025	28	2,415,621	15,916
2-Year Bond	06/2025	(40)	(2,942,914)	(5,504)
5-Year Canadian Government Bond	06/2025	29	2,336,041	19,372
Long GILT	06/2025	71	8,409,280	(82,182)
2-Year U.S. Treasury Note	06/2025	83	17,195,266	13,429
5-Year U.S. Treasury Note	06/2025	1,016	109,886,750	979,221
Total Futures Contracts outstanding at March 31, 2025			$123,623,296	$460,889
Forward Foreign Currency Contracts outstanding at March 31, 2025:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/16/25	Euro	26,416,939	U.S. Dollars	27,107,833	SS	$1,481,459
04/16/25	Swedish Kronor	166,383,911	U.S. Dollars	15,109,823	BNP	1,458,896
04/16/25	Japanese Yen	4,853,628,465	U.S. Dollars	30,994,647	CITI	1,423,198
04/16/25	Euro	26,715,579	U.S. Dollars	27,680,800	GSC	1,231,690
04/16/25	Euro	15,256,574	U.S. Dollars	15,611,442	SC	899,731

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/16/25	Swedish Kronor	68,578,240	U.S. Dollars	6,111,255	CITI	$717,853
04/16/25	British Pounds	7,988,412	U.S. Dollars	9,668,279	SC	650,382
04/16/25	Norwegian Kroner	88,913,251	U.S. Dollars	7,807,170	BNP	644,176
04/16/25	Swedish Kronor	86,451,729	U.S. Dollars	8,007,835	GSC	601,137
04/16/25	British Pounds	10,118,784	U.S. Dollars	12,488,184	GSC	582,287
04/16/25	British Pounds	8,196,014	U.S. Dollars	10,040,319	UBS	546,502
04/16/25	Norwegian Kroner	86,874,278	U.S. Dollars	7,778,496	GSC	479,043
04/16/25	Euro	7,150,592	U.S. Dollars	7,352,377	CITI	386,232
04/16/25	Euro	7,590,627	U.S. Dollars	7,844,036	UBS	370,793
04/16/25	Swiss Francs	13,075,535	U.S. Dollars	14,447,481	BNP	360,482
04/16/25	British Pounds	6,495,282	U.S. Dollars	8,030,307	BNP	359,672
04/16/25	Norwegian Kroner	41,775,705	U.S. Dollars	3,626,894	RBC	343,954
04/16/25	Czech Republic Koruna	138,580,595	U.S. Dollars	5,683,958	SS	321,667
04/16/25	Polish Zloty	15,051,239	U.S. Dollars	3,585,702	UBS	298,277
04/16/25	Swiss Francs	8,781,856	U.S. Dollars	9,713,404	GSC	231,994
04/16/25	New Zealand Dollars	23,937,194	U.S. Dollars	13,365,473	GSC	230,512
04/16/25	Japanese Yen	909,310,355	U.S. Dollars	5,843,540	SC	229,830
04/16/25	Japanese Yen	1,297,184,875	U.S. Dollars	8,435,663	GSC	228,358
04/16/25	Euro	3,200,000	U.S. Dollars	3,276,589	RBC	186,558
04/16/25	Euro	6,557,800	U.S. Dollars	6,916,785	BNP	180,285
04/16/25	Japanese Yen	699,706,643	U.S. Dollars	4,495,276	SS	178,131
04/16/25	Swedish Kronor	16,151,918	U.S. Dollars	1,436,873	RBC	171,555
04/16/25	Swiss Francs	5,144,306	U.S. Dollars	5,664,007	SC	161,888
04/16/25	New Zealand Dollars	20,028,813	U.S. Dollars	11,221,577	SS	154,503
04/16/25	Czech Republic Koruna	49,720,610	U.S. Dollars	2,015,967	SC	138,760
04/16/25	Australian Dollars	17,509,544	U.S. Dollars	10,817,019	CITI	125,240
04/16/25	British Pounds	2,126,474	U.S. Dollars	2,622,378	RBC	124,395
04/16/25	Norwegian Kroner	24,022,341	U.S. Dollars	2,166,173	SS	117,188
04/16/25	Japanese Yen	828,585,414	U.S. Dollars	5,420,410	UBS	113,790
04/16/25	Japanese Yen	419,913,217	U.S. Dollars	2,695,080	RBC	109,561
04/16/25	Mexican Pesos	93,406,277	U.S. Dollars	4,446,135	UBS	108,186
04/16/25	South African Rand	41,159,792	U.S. Dollars	2,135,868	GSC	106,177
04/16/25	U.S. Dollars	5,116,364	Indonesian Rupiahs	83,429,990,155	SC	98,134
04/16/25	Hungarian Forint	373,386,382	U.S. Dollars	917,743	SS	83,760
04/16/25	Mexican Pesos	89,000,000	U.S. Dollars	4,256,321	SC	83,158
04/16/25	Polish Zloty	4,106,086	U.S. Dollars	977,114	RBC	82,464
04/16/25	Japanese Yen	671,631,951	U.S. Dollars	4,407,299	BNP	78,595
04/16/25	Mexican Pesos	76,822,764	U.S. Dollars	3,669,099	GSC	76,640
04/16/25	Swedish Kronor	7,153,719	U.S. Dollars	637,577	SS	74,800
04/16/25	Mexican Pesos	65,632,677	U.S. Dollars	3,126,446	SS	73,685
04/16/25	Czech Republic Koruna	25,099,939	U.S. Dollars	1,019,080	CITI	68,669
04/16/25	Swiss Francs	2,000,121	U.S. Dollars	2,205,808	SS	59,316
04/16/25	U.S. Dollars	3,620,823	Australian Dollars	5,699,666	UBS	58,925
04/16/25	U.S. Dollars	3,377,578	Taiwan Dollars	110,204,629	CITI	57,585
04/16/25	Hungarian Forint	245,199,821	U.S. Dollars	601,157	SC	56,522
04/16/25	New Zealand Dollars	6,350,341	U.S. Dollars	3,551,825	BNP	55,078
04/16/25	Swedish Kronor	13,603,542	U.S. Dollars	1,301,223	UBS	53,434
04/16/25	British Pounds	759,810	U.S. Dollars	929,644	SS	51,806
04/16/25	Czech Republic Koruna	18,171,017	U.S. Dollars	737,735	RBC	49,737
04/16/25	Brazilian Reals	13,322,103	U.S. Dollars	2,278,725	GSC	49,139
04/16/25	U.S. Dollars	2,482,282	Australian Dollars	3,897,928	SS	46,345
04/16/25	U.S. Dollars	4,086,114	Japanese Yen	604,880,456	BNP	46,060
04/16/25	U.S. Dollars	5,889,417	Australian Dollars	9,357,363	GSC	41,710
04/16/25	U.S. Dollars	7,109,266	Canadian Dollars	10,165,019	GSC	40,041
04/16/25	U.S. Dollars	4,473,899	New Zealand Dollars	7,806,772	GSC	39,764
04/16/25	South African Rand	13,563,919	U.S. Dollars	699,740	SC	39,110

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/16/25	Australian Dollars	3,833,189	U.S. Dollars	2,357,591	UBS	$37,888
04/16/25	New Zealand Dollars	2,899,272	U.S. Dollars	1,610,102	RBC	36,643
04/16/25	Hungarian Forint	181,166,502	U.S. Dollars	449,464	GSC	36,464
04/16/25	U.S. Dollars	5,238,995	Euro	4,810,481	BNP	32,932
04/16/25	South African Rand	14,880,812	U.S. Dollars	778,995	BNP	31,588
04/16/25	Swiss Francs	1,685,026	U.S. Dollars	1,879,182	UBS	29,100
04/16/25	Polish Zloty	2,356,192	U.S. Dollars	579,056	BNP	28,960
04/16/25	U.S. Dollars	5,341,093	Australian Dollars	8,504,470	BNP	26,385
04/16/25	British Pounds	324,205	U.S. Dollars	392,953	CITI	25,824
04/16/25	Australian Dollars	5,210,472	U.S. Dollars	3,231,654	BNP	24,532
04/16/25	Australian Dollars	7,695,055	U.S. Dollars	4,784,418	GSC	24,462
04/16/25	Singapore Dollars	1,715,125	U.S. Dollars	1,253,893	UBS	23,814
04/16/25	Polish Zloty	1,006,189	U.S. Dollars	239,708	SS	19,940
04/16/25	U.S. Dollars	1,514,162	Israeli Shekels	5,557,347	GSC	19,031
04/16/25	Chinese Yuans	14,406,953	U.S. Dollars	1,980,098	GSC	17,198
04/16/25	Brazilian Reals	1,129,141	U.S. Dollars	181,585	RBC	15,718
04/16/25	U.S. Dollars	1,422,820	Israeli Shekels	5,236,638	BNP	13,972
04/16/25	U.S. Dollars	550,969	Mexican Pesos	11,056,019	BNP	11,897
04/16/25	Hungarian Forint	47,669,187	U.S. Dollars	116,949	RBC	10,910
04/16/25	U.S. Dollars	1,805,750	Japanese Yen	268,789,481	GSC	10,480
04/16/25	U.S. Dollars	13,600,415	Canadian Dollars	19,544,721	SS	8,111
04/16/25	U.S. Dollars	2,181,039	British Pounds	1,683,170	GSC	6,882
04/16/25	U.S. Dollars	267,399	South Korean Won	383,869,233	RBC	6,631
04/16/25	U.S. Dollars	534,801	Mexican Pesos	10,845,441	GSC	5,997
04/16/25	Australian Dollars	486,406	U.S. Dollars	298,678	SC	5,293
04/16/25	Indian Rupees	24,757,873	U.S. Dollars	284,702	SS	4,565
04/16/25	Czech Republic Koruna	20,582,549	U.S. Dollars	887,509	GSC	4,471
04/16/25	Mexican Pesos	3,232,287	U.S. Dollars	153,164	RBC	4,436
04/16/25	U.S. Dollars	546,624	British Pounds	420,800	BNP	3,075
04/16/25	U.S. Dollars	834,465	Swedish Kronor	8,349,675	GSC	2,994
04/16/25	U.S. Dollars	135,707	South Korean Won	195,390,302	GSC	2,976
04/16/25	Mexican Pesos	2,140,706	U.S. Dollars	101,432	CITI	2,945
04/16/25	U.S. Dollars	127,216	Indonesian Rupiahs	2,068,137,181	RBC	2,819
04/16/25	U.S. Dollars	555,553	Mexican Pesos	11,347,913	UBS	2,249
04/16/25	U.S. Dollars	547,913	Canadian Dollars	784,708	BNP	2,190
04/16/25	U.S. Dollars	781,013	Turkish Lira	30,216,436	UBS	1,975
04/16/25	U.S. Dollars	278,409	Brazilian Reals	1,582,754	SS	1,844
04/16/25	U.S. Dollars	258,441	Euro	237,138	GSC	1,802
04/16/25	Indian Rupees	12,173,780	U.S. Dollars	140,448	SC	1,788
04/16/25	U.S. Dollars	808,975	Swiss Francs	713,274	BNP	1,196
04/16/25	Brazilian Reals	804,599	U.S. Dollars	139,496	SS	1,097
04/16/25	Indian Rupees	24,223,062	U.S. Dollars	282,033	RBC	985
04/16/25	U.S. Dollars	274,337	Turkish Lira	10,606,879	SS	871
04/16/25	U.S. Dollars	1,128,400	Canadian Dollars	1,621,307	UBS	868
06/18/25	U.S. Dollars	91,990	Euro	84,000	MLIB	752
04/16/25	Chinese Yuans	2,046,060	U.S. Dollars	282,961	UBS	693
04/16/25	U.S. Dollars	57,174	South Korean Won	83,210,816	SS	648
04/16/25	Canadian Dollars	396,226	U.S. Dollars	275,055	GSC	499
04/16/25	U.S. Dollars	1,088,861	British Pounds	842,599	UBS	473
04/16/25	U.S. Dollars	271,282	Swiss Francs	239,139	GSC	458
04/16/25	U.S. Dollars	547,608	Swedish Kronor	5,494,669	SS	442
04/16/25	U.S. Dollars	131,414	Singapore Dollars	175,811	GSC	441
04/16/25	Australian Dollars	1,749,810	U.S. Dollars	1,093,176	SS	334
04/16/25	U.S. Dollars	557,108	New Zealand Dollars	980,375	BNP	269
04/16/25	U.S. Dollars	490,964	Canadian Dollars	705,624	RBC	241
04/16/25	Chilean Pesos	2,730,427	U.S. Dollars	2,726	SS	150

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/16/25	U.S. Dollars	2,424,938	Canadian Dollars	3,486,765	SC	$80
04/16/25	Canadian Dollars	1,148,859	U.S. Dollars	798,906	CITI	64
Subtotal Appreciation						$18,080,161
04/16/25	British Pounds	6,251	Euro	7,484	SC	$(24)
04/16/25	U.S. Dollars	315	Brazilian Reals	1,956	RBC	(27)
04/16/25	Norwegian Kroner	5,578,464	U.S. Dollars	530,329	GSC	(87)
04/16/25	Canadian Dollars	5,421,677	U.S. Dollars	3,770,610	SC	(125)
04/16/25	Canadian Dollars	464,676	U.S. Dollars	323,316	RBC	(158)
04/16/25	Mexican Pesos	2,846,359	U.S. Dollars	138,966	GSC	(183)
04/16/25	Swedish Kronor	2,935,382	U.S. Dollars	292,610	GSC	(301)
04/16/25	Swedish Kronor	5,641,632	U.S. Dollars	562,153	BNP	(353)
04/16/25	U.S. Dollars	135,127	Chinese Yuans	977,916	SC	(445)
04/16/25	Chinese Yuans	834,291	U.S. Dollars	116,228	CITI	(567)
04/16/25	Singapore Dollars	369,867	U.S. Dollars	276,380	GSC	(842)
04/16/25	Chinese Yuans	879,341	U.S. Dollars	122,789	SC	(882)
04/16/25	U.S. Dollars	74,626	Australian Dollars	121,403	CITI	(1,243)
04/16/25	Canadian Dollars	3,248,599	U.S. Dollars	2,260,966	UBS	(1,740)
04/16/25	British Pounds	415,150	U.S. Dollars	538,860	BNP	(2,609)
04/16/25	U.S. Dollars	395,614	Canadian Dollars	573,667	GSC	(3,341)
04/16/25	Israeli Shekels	1,013,584	U.S. Dollars	276,209	BNP	(3,518)
04/16/25	U.S. Dollars	275,146	Canadian Dollars	402,196	RBC	(4,559)
04/16/25	Swiss Francs	486,388	U.S. Dollars	555,392	BNP	(4,560)
04/16/25	Mexican Pesos	10,971,818	U.S. Dollars	540,257	UBS	(5,291)
04/16/25	U.S. Dollars	277,187	Indian Rupees	24,197,449	SS	(5,532)
04/16/25	South Korean Won	622,500,109	U.S. Dollars	428,468	GSC	(5,595)
04/16/25	Euro	985,976	U.S. Dollars	1,072,743	UBS	(5,687)
04/16/25	British Pounds	1,808,478	U.S. Dollars	2,341,952	GSC	(5,935)
04/16/25	New Zealand Dollars	2,451,027	U.S. Dollars	1,398,590	BNP	(6,442)
04/16/25	Israeli Shekels	516,612	U.S. Dollars	145,435	GSC	(6,447)
04/16/25	U.S. Dollars	428,407	Australian Dollars	696,583	SS	(6,909)
04/16/25	Japanese Yen	280,437,283	U.S. Dollars	1,880,089	BNP	(7,022)
04/16/25	U.S. Dollars	88,048	Polish Zloty	370,000	RBC	(7,431)
04/16/25	U.S. Dollars	2,241,314	New Zealand Dollars	3,959,777	BNP	(7,783)
04/16/25	U.S. Dollars	984,182	Brazilian Reals	5,682,391	UBS	(8,742)
04/16/25	U.S. Dollars	556,514	Australian Dollars	904,831	UBS	(8,943)
04/16/25	Canadian Dollars	14,379,341	U.S. Dollars	10,009,269	GSC	(9,209)
04/16/25	U.S. Dollars	1,978,608	Australian Dollars	3,181,451	BNP	(9,580)
04/16/25	U.S. Dollars	424,185	Thai Baht	14,738,298	GSC	(10,732)
04/16/25	Euro	1,153,544	U.S. Dollars	1,259,401	GSC	(10,998)
04/16/25	Israeli Shekels	3,049,553	U.S. Dollars	831,465	SS	(11,023)
04/16/25	U.S. Dollars	222,650	South African Rand	4,308,235	SS	(12,027)
04/16/25	U.S. Dollars	536,294	Brazilian Reals	3,138,494	SS	(12,117)
04/16/25	U.S. Dollars	220,893	Hungarian Forint	86,879,480	GSC	(12,136)
04/16/25	South Korean Won	1,619,907,872	U.S. Dollars	1,113,043	SS	(12,617)
04/16/25	U.S. Dollars	1,129,223	Norwegian Kroner	12,025,432	UBS	(13,813)
04/16/25	U.S. Dollars	213,148	Czech Republic Koruna	5,250,000	RBC	(14,370)
04/16/25	New Zealand Dollars	2,358,508	U.S. Dollars	1,353,981	GSC	(14,382)
04/16/25	U.S. Dollars	2,563,022	South African Rand	47,339,447	GSC	(15,639)
04/16/25	U.S. Dollars	4,787,089	Chinese Yuans	34,643,193	RBC	(15,642)
04/16/25	Turkish Lira	84,733,662	U.S. Dollars	2,200,245	GSC	(15,649)
04/16/25	U.S. Dollars	208,126	Polish Zloty	873,622	SS	(17,312)
04/16/25	Canadian Dollars	5,275,269	U.S. Dollars	3,686,366	BNP	(17,700)
04/16/25	Japanese Yen	289,376,951	U.S. Dollars	1,950,495	GSC	(17,718)
04/16/25	Canadian Dollars	9,608,964	U.S. Dollars	6,701,031	CITI	(18,512)
04/16/25	U.S. Dollars	214,484	Hungarian Forint	87,191,903	BNP	(19,384)

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/16/25	Euro	730,491	Polish Zloty	3,140,000	GSC	$(19,717)
04/16/25	U.S. Dollars	827,155	Brazilian Reals	4,852,918	BNP	(20,829)
04/16/25	U.S. Dollars	2,621,779	Chinese Yuans	19,065,432	GSC	(21,342)
04/16/25	Indonesian Rupiahs	22,439,815,743	U.S. Dollars	1,371,711	GSC	(21,978)
04/16/25	Japanese Yen	158,700,545	U.S. Dollars	1,082,669	UBS	(22,693)
04/16/25	Euro	2,531,187	U.S. Dollars	2,762,143	BNP	(22,808)
04/16/25	Australian Dollars	4,394,936	U.S. Dollars	2,769,443	BNP	(22,911)
04/16/25	U.S. Dollars	468,151	South African Rand	9,071,066	RBC	(25,966)
04/16/25	U.S. Dollars	387,399	British Pounds	320,088	SC	(26,060)
04/16/25	South Korean Won	3,422,044,000	U.S. Dollars	2,350,709	CITI	(26,066)
04/16/25	U.S. Dollars	1,393,596	Singapore Dollars	1,909,245	GSC	(28,723)
04/16/25	U.S. Dollars	1,586,880	Swiss Francs	1,427,410	BNP	(29,652)
04/16/25	U.S. Dollars	3,215,245	Chinese Offshore Yuan	23,588,000	CITI	(35,326)
04/16/25	U.S. Dollars	2,992,682	Australian Dollars	4,845,413	GSC	(35,367)
04/16/25	U.S. Dollars	1,515,090	Mexican Pesos	31,825,098	SS	(36,645)
04/16/25	Australian Dollars	4,793,583	U.S. Dollars	3,033,065	UBS	(37,406)
04/16/25	U.S. Dollars	450,885	Polish Zloty	1,895,883	CITI	(38,348)
04/16/25	Israeli Shekels	7,220,498	U.S. Dollars	1,981,178	UBS	(38,598)
04/16/25	New Zealand Dollars	2,829,306	U.S. Dollars	1,650,221	UBS	(43,216)
04/16/25	U.S. Dollars	492,254	Hungarian Forint	200,275,000	SS	(44,927)
04/16/25	U.S. Dollars	481,069	Norwegian Kroner	5,538,529	SC	(45,377)
04/16/25	U.S. Dollars	2,037,609	New Zealand Dollars	3,669,073	RBC	(46,372)
04/16/25	U.S. Dollars	2,175,161	Norwegian Kroner	23,408,853	BNP	(49,888)
04/16/25	U.S. Dollars	1,896,474	South African Rand	35,779,565	BNP	(52,501)
04/16/25	U.S. Dollars	1,963,393	Mexican Pesos	41,370,885	UBS	(53,776)
04/16/25	U.S. Dollars	852,152	Czech Republic Koruna	20,926,300	SS	(54,725)
04/16/25	U.S. Dollars	2,554,099	New Zealand Dollars	4,596,597	CITI	(56,702)
04/16/25	U.S. Dollars	4,384,677	New Zealand Dollars	7,829,332	GSC	(62,272)
04/16/25	U.S. Dollars	571,685	Swedish Kronor	6,372,026	RBC	(62,850)
04/16/25	U.S. Dollars	3,739,269	Indian Rupees	325,837,332	GSC	(67,759)
04/16/25	Indonesian Rupiahs	58,091,739,395	U.S. Dollars	3,562,979	RBC	(68,819)
04/16/25	U.S. Dollars	2,683,448	Japanese Yen	412,563,060	UBS	(72,100)
04/16/25	U.S. Dollars	5,263,672	Mexican Pesos	109,586,796	BNP	(79,582)
04/16/25	U.S. Dollars	962,439	Polish Zloty	4,047,285	SC	(81,965)
04/16/25	U.S. Dollars	1,359,099	Czech Republic Koruna	33,520,000	SC	(93,547)
04/16/25	U.S. Dollars	5,663,801	Australian Dollars	9,218,832	RBC	(97,333)
04/16/25	U.S. Dollars	4,965,313	New Zealand Dollars	8,916,194	UBS	(98,958)
04/16/25	U.S. Dollars	4,491,224	Swiss Francs	4,054,324	GSC	(100,273)
04/16/25	U.S. Dollars	1,605,708	Czech Republic Koruna	39,375,154	GSC	(100,682)
04/16/25	U.S. Dollars	1,890,352	South African Rand	36,564,160	UBS	(101,361)
04/16/25	Australian Dollars	19,416,076	U.S. Dollars	12,239,637	GSC	(105,927)
04/16/25	U.S. Dollars	6,022,548	Australian Dollars	9,807,911	SC	(106,721)
04/16/25	U.S. Dollars	8,046,843	Japanese Yen	1,221,260,535	GSC	(110,073)
04/16/25	U.S. Dollars	3,822,964	Mexican Pesos	80,812,374	SC	(117,301)
04/16/25	U.S. Dollars	1,576,445	Hungarian Forint	643,000,000	SC	(148,221)
04/16/25	U.S. Dollars	2,587,754	British Pounds	2,130,320	RBC	(163,988)
04/16/25	U.S. Dollars	1,819,478	Hungarian Forint	740,763,156	UBS	(167,410)
04/16/25	U.S. Dollars	2,886,403	Czech Republic Koruna	70,911,097	UBS	(186,650)
04/16/25	U.S. Dollars	6,840,099	Swiss Francs	6,208,553	RBC	(191,048)
04/16/25	U.S. Dollars	4,864,538	Japanese Yen	757,238,368	CITI	(193,129)
04/16/25	U.S. Dollars	6,984,935	Swiss Francs	6,338,340	CITI	(193,195)
04/16/25	U.S. Dollars	2,399,309	Polish Zloty	10,063,282	GSC	(197,526)
04/16/25	U.S. Dollars	3,257,615	Czech Republic Koruna	79,959,523	BNP	(207,567)
04/16/25	U.S. Dollars	5,362,383	Japanese Yen	835,044,800	SS	(214,961)
04/16/25	U.S. Dollars	2,246,326	Swedish Kronor	24,734,124	SS	(216,729)
04/16/25	U.S. Dollars	8,178,939	Mexican Pesos	172,318,461	GSC	(222,998)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/16/25	U.S. Dollars	3,495,937	Polish Zloty	14,482,245	BNP	$(241,213)
04/16/25	U.S. Dollars	11,644,487	New Zealand Dollars	20,953,497	SC	(256,801)
04/16/25	U.S. Dollars	4,089,073	Swedish Kronor	43,763,971	BNP	(268,998)
04/16/25	U.S. Dollars	2,983,401	Norwegian Kroner	34,311,792	CITI	(277,990)
04/16/25	U.S. Dollars	6,851,225	Euro	6,609,109	SC	(301,373)
04/16/25	U.S. Dollars	5,568,195	Euro	5,438,041	RBC	(317,034)
04/16/25	U.S. Dollars	8,069,818	British Pounds	6,496,717	GSC	(322,015)
04/16/25	U.S. Dollars	4,080,852	Norwegian Kroner	46,384,589	GSC	(328,077)
04/16/25	U.S. Dollars	6,234,300	British Pounds	5,080,815	UBS	(328,607)
04/16/25	U.S. Dollars	13,402,411	Swiss Francs	12,144,851	UBS	(351,558)
04/16/25	U.S. Dollars	6,757,170	British Pounds	5,575,131	CITI	(444,247)
04/16/25	U.S. Dollars	14,343,967	Japanese Yen	2,218,766,868	BNP	(475,388)
04/16/25	U.S. Dollars	14,096,742	British Pounds	11,443,402	BNP	(684,741)
04/16/25	U.S. Dollars	18,330,899	Euro	17,579,919	GSC	(694,675)
04/16/25	U.S. Dollars	15,500,207	Euro	14,997,152	BNP	(730,212)
04/16/25	U.S. Dollars	6,681,642	Swedish Kronor	75,116,361	SC	(798,539)
04/16/25	U.S. Dollars	9,417,595	Norwegian Kroner	107,747,218	SS	(823,949)
04/16/25	U.S. Dollars	16,774,042	Euro	16,311,158	UBS	(878,437)
04/16/25	U.S. Dollars	11,397,058	Swedish Kronor	123,293,295	GSC	(880,643)
04/16/25	U.S. Dollars	9,646,443	Swedish Kronor	107,114,460	UBS	(1,020,150)
04/16/25	U.S. Dollars	19,727,691	British Pounds	16,258,233	SS	(1,273,128)
04/16/25	U.S. Dollars	39,974,463	Euro	38,648,000	CITI	(1,851,692)
04/16/25	U.S. Dollars	66,359,729	Euro	64,606,823	SS	(3,559,930)
Subtotal Depreciation						$(22,292,144)
Total Forward Foreign Currency Contracts outstanding at March 31, 2025						$(4,211,983)
Swap Agreements outstanding at March 31, 2025:
Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
iTraxx Europe & Crossover Series 43 (Receive Quarterly)	0.64%	1.00%	6/20/2030	EUR	310,000	$6,018	$6,826	$(808)
Markit CDX.EM.43 Index (Receive Quarterly)	1.85%	1.00%	6/20/2030	USD	2,365,000	(89,585)	(84,431)	(5,154)
Markit CDX.NA.HY.44 Index (Receive Quarterly)	3.78%	5.00%	6/20/2030	USD	1,235,000	65,767	69,596	(3,829)
Markit CDX.NA.IG.44 Index (Receive Quarterly)	0.62%	1.00%	6/20/2030	USD	1,716,000	31,506	33,204	(1,698)
						$13,706	$25,195	$(11,489)

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
7-Day CFETS Repo Rate (Quarterly)	2.05% (Quarterly)	8/17/2026	CNY	33,632,000	$25,830	$—	$25,830
3-Month KWCDC (Quarterly)	3.36% (Quarterly)	2/16/2029	KRW	2,051,137,000	42,011	—	42,011
3-Month KWCDC (Quarterly)	3.23% (Quarterly)	3/26/2029	KRW	2,932,597,000	51,057	—	51,057

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month KWCDC (Quarterly)	2.88% (Quarterly)	8/11/2032	KRW	2,048,372,000	$26,003	$—	$26,003
					$144,901	$ —	$144,901
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2024, see Schedule of Investments in the Fund’s Annual Financial Statements.

IMPACT BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 1.1%
United States International Development Finance Corporation
1.44%, 04/15/28	$500,000	$467,737
1.65%, 04/15/28	500,000	470,127
Total Agency Obligations (Cost $931,899)		937,864
ASSET-BACKED SECURITIES — 10.7%
ACM Auto Trust, Series 2023-2A, Class B
9.85%, 06/20/30 144A	470,000	480,718
ACM Auto Trust, Series 2025-1A, Class B
7.87%, 11/20/31 144A	120,000	121,867
Dext ABS LLC, Series 2021-1, Class D
2.81%, 03/15/29 144A	450,000	439,498
Lendbuzz Securitization Trust, Series 2022-1A, Class A
4.22%, 05/17/27 144A	451,470	450,251
Lendbuzz Securitization Trust, Series 2023-3A, Class A2
7.50%, 12/15/28 144A	750,883	770,090
Lendbuzz Securitization Trust, Series 2024-1A, Class B
6.58%, 09/15/29 144A	450,000	462,805
Lendbuzz Securitization Trust, Series 2024-2A, Class A2
5.99%, 05/15/29 144A	301,310	304,270
Lendbuzz Securitization Trust, Series 2024-2A, Class B
6.52%, 07/16/29 144A	730,000	754,036
Luminace ABS-2022 Issuer LLC, Series 2022-1, Class B
5.91%, 07/30/62 144A	716,214	681,485
Sunnova Helios II Issuer LLC, Series 2021-B, Class A
1.62%, 07/20/48 144A	265,686	232,264
Sunnova Helios V Issuer LLC, Series 2021-A, Class A
1.80%, 02/20/48 144A	293,551	231,149
Sunnova Helios VII Issuer LLC, Series 2021-C, Class A
2.03%, 10/20/48 144A	399,965	346,427
Sunnova Helios XI Issuer LLC, Series 2023-A, Class B
5.60%, 05/20/50 144A	559,267	538,854
Sunnova Helios XIII Issuer LLC, Series 2024-A, Class C
7.00%, 02/20/51 144A	672,260	607,397
Sunnova Sol IV Issuer LLC, Series 2022-A, Class C
3.53%, 02/22/49 144A	1,692,793	1,179,419
Switch ABS Issuer LLC, Series 2024-1A, Class A2
6.28%, 03/25/54 144A	90,000	91,158
	Par	Value
Switch ABS Issuer LLC, Series 2024-2A, Class A2
5.44%, 06/25/54 144A	$235,000	$233,940
Tricolor Auto Securitization Trust, Series 2022-1A, Class F
9.80%, 07/16/29 144A	500,000	514,128
Tricolor Auto Securitization Trust, Series 2024-1A, Class D
8.61%, 04/17/28 144A	730,000	753,609
Tricolor Auto Securitization Trust, Series 2024-3A, Class A
5.22%, 06/15/28 144A	198,522	199,068
Total Asset-Backed Securities (Cost $9,612,868)		9,392,433
CORPORATE BONDS — 18.3%
Agilent Technologies, Inc.
2.30%, 03/12/31	1,550,000	1,347,504
American Water Capital Corporation
4.45%, 06/01/32	1,300,000	1,260,621
5.25%, 03/01/35	810,000	814,762
Amgen, Inc.
5.25%, 03/02/33	1,285,000	1,304,040
Avangrid, Inc.
3.80%, 06/01/29	450,000	433,430
Baxalta, Inc.
4.00%, 06/23/25	500,000	499,192
Becton, Dickinson and Co.
5.08%, 06/07/29	825,000	837,547
Bridge Housing Corporation
3.25%, 07/15/30	300,000	262,899
DH Europe Finance II S.a.r.l.
2.60%, 11/15/29	300,000	276,878
Elevance Health, Inc.
5.15%, 06/15/29	930,000	949,096
Eli Lilly & Co.
4.75%, 02/12/30	510,000	517,952
Gilead Sciences, Inc.
3.65%, 03/01/26	392,000	389,135
5.65%, 12/01/41	438,000	444,343
Haleon U.S. Capital LLC
3.63%, 03/24/32	838,000	771,830
HCA, Inc.
5.00%, 03/01/28Δ	685,000	690,768
5.45%, 09/15/34	538,000	533,559
IQVIA, Inc.
6.25%, 02/01/29	750,000	781,582
Low Income Investment Fund
3.39%, 07/01/26	600,000	585,767
Mary Free Bed Rehabilitation Hospital
3.79%, 04/01/51	300,000	213,094
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	500,000	490,559
2.44%, 01/15/32Δ	980,000	837,747

IMPACT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Preservation Of Affordable Housing, Inc.
4.48%, 12/01/32	$470,000	$443,059
Reinvestment Fund, Inc. (The)
3.93%, 02/15/28	500,000	475,872
Solventum Corporation
5.45%, 02/25/27	500,000	507,352
Verizon Communications, Inc.
3.88%, 02/08/29	300,000	292,945
Total Corporate Bonds (Cost $15,900,690)		15,961,533
FOREIGN BONDS — 1.4%
United Kingdom — 1.4%
Reckitt Benckiser Treasury Services PLC
3.00%, 06/26/27 144A	650,000	630,143
Royalty Pharma PLC
5.15%, 09/02/29	580,000	584,020
Total Foreign Bonds (Cost $1,204,028)		1,214,163
LOAN AGREEMENTS — 0.0%
Georgia Act and Healthcare Services, Inc. STRIP, SBA Loan
1.28%, 03/15/46 IO †††	272,986	9,577
Ideal Therapy Rehabilitative Services II LLC STRIP, SBA Loan
0.48%, 01/15/46 IO †††	473,174	6,225
MBT Industries LLC STRIP, SBA Loan
0.53%, 08/15/31 IO †††	390,615	3,430
MCJT Phamaceutical Care, Inc. STRIP, SBA Loan
1.28%, 08/15/46 IO †††	347,602	12,194
N&K Market, Inc. STRIP, SBA Loan
0.73%, 02/15/31 IO †††	220,402	2,523
Southwest Technologies, Inc. STRIP, SBA Loan
1.23%, 06/15/31 IO †††	339,785	7,044
Total Loan Agreements (Cost $46,184)		40,993
MORTGAGE-BACKED SECURITIES — 38.6%
BX Commercial Mortgage Trust, Series 2022-AHP, Class C
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 6.41%, 01/17/39 144A †	685,000	673,450
Fannie Mae S '7319 A' Var
4.66%, 12/31/49ρ	875,000	880,264
Federal Home Loan Mortgage Corporation
2.00%, 02/01/51	286,080	229,173
2.00%, 03/01/51	703,210	563,106
3.00%, 02/01/52	579,029	503,875
3.50%, 03/01/52	1,400,693	1,265,691
4.00%, 06/01/52	432,353	403,755
4.50%, 07/01/52	281,383	269,733
5.50%, 08/01/53	2,677,240	2,696,187
6.00%, 08/01/53	1,209,327	1,243,680
	Par	Value
6.00%, 09/01/53	$503,486	$515,662
Federal National Mortgage Association
3.15%, 11/01/27	240,358	234,105
1.53%, 04/01/28	1,000,000	923,643
2.52%, 07/01/28	836,526	795,006
5.16%, 10/01/28	500,000	513,780
4.97%, 11/01/28	750,000	767,013
4.50%, 02/01/29	1,100,000	1,107,738
4.78%, 06/01/29	650,000	661,660
4.36%, 10/01/29	700,000	699,978
1.59%, 03/01/31	500,000	426,465
1.61%, 03/01/31	457,129	396,046
1.62%, 03/01/31	500,000	421,363
2.03%, 04/01/31	250,000	219,237
2.59%, 03/01/32	520,712	466,679
1.65%, 03/01/33	490,219	403,828
2.01%, 03/01/33	100,000	84,421
2.00%, 03/01/51	1,784,791	1,428,860
3.00%, 02/01/52	1,882,672	1,639,453
3.50%, 04/01/52	670,374	605,832
4.00%, 06/01/52	1,298,588	1,212,552
4.50%, 07/01/52	341,866	327,747
5.00%, 09/01/52	449,608	442,011
5.50%, 10/01/52	466,293	468,519
6.00%, 11/01/52	221,497	226,253
6.50%, 11/01/52	174,145	181,357
6.50%, 12/01/52	211,375	219,454
6.00%, 08/01/53	1,401,448	1,430,638
6.50%, 09/01/53	573,045	596,910
FRESB Mortgage Trust, Series 2021-SB87, Class A5H
0.78%, 04/25/41	313,872	302,934
Small Business Administration
(Floating, Prime Rate U.S. + 1.07%), 8.57%, 06/25/30†	24,990	26,343
(Floating, Prime Rate U.S. + 0.92%), 8.42%, 12/25/30†	62,652	67,059
(Floating, Prime Rate U.S. + 2.33%), 9.83%, 01/25/31†	71,745	76,486
(Floating, Prime Rate U.S. + 1.03%), 8.53%, 02/25/31†	69,016	72,684
(Floating, Prime Rate U.S. + 0.33%), 7.83%, 07/25/31†	180,968	190,506
(Floating, Prime Rate U.S. + 0.74%), 8.24%, 08/25/31†	89,307	96,325
(Floating, Prime Rate U.S. + 0.64%), 8.14%, 07/25/32†	52,145	55,048
(Floating, Prime Rate U.S. - 2.60%), 4.90%, 03/25/34†	38,462	38,498
(Floating, Prime Rate U.S. + 0.58%), 8.08%, 05/25/34†	123,786	132,731
(Floating, Prime Rate U.S. + 1.63%), 9.13%, 05/25/34†	166,876	182,535
(Floating, Prime Rate U.S. + 3.38%), 10.88%, 06/25/34†	91,514	103,562
(Floating, Prime Rate U.S. + 3.63%), 11.13%, 08/25/34†	117,734	137,710
10.88%, 10/25/34	193,129	224,143

	Par	Value
(Floating, Prime Rate U.S. + 3.61%), 11.11%, 10/25/34†	$153,467	$178,699
(Floating, Prime Rate U.S. + 1.61%), 9.11%, 02/25/35†	262,500	296,368
(Floating, Prime Rate U.S. + 1.86%), 9.36%, 02/25/35†	266,343	303,250
(Floating, Prime Rate U.S. - 0.32%), 7.18%, 12/25/45†	123,212	128,854
(Floating, Prime Rate U.S. + 0.53%), 8.03%, 12/25/45†	82,177	88,662
(Floating, Prime Rate U.S. + 0.12%), 7.62%, 01/25/46†	82,826	87,720
(Floating, Prime Rate U.S. + 0.33%), 7.83%, 04/25/46†	119,006	126,248
(Floating, Prime Rate U.S. + 0.38%), 7.88%, 08/25/46†	328,442	356,493
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D
(Floating, CME Term SOFR 1M + 2.64%, 2.59% Floor), 6.96%, 03/15/42 144A †	450,000	446,248
Uniform Mortgage Backed Securities
2.50%, 04/01/51 TBA	3,250,000	2,702,928
2.00%, 04/01/52 TBA	1,500,000	1,192,335
Total Mortgage-Backed Securities (Cost $34,133,827)		33,759,493
MUNICIPAL BONDS — 9.4%
California State Health Facilities Financing Authority, Revenue Bond
1.98%, 06/01/30	600,000	533,868
Carroll County Water Authority, Revenue Bond, Series B
1.96%, 07/01/29	150,000	136,376
City & County of San Francisco, General Obligation, Series A
1.78%, 06/15/29	600,000	541,225
City of Deltona Utility System, Revenue Bond (BAM Insured)
1.54%, 10/01/29	250,000	222,219
City of Phoenix Civic Improvement Corporation, Junior Lien Revenue Bond, Series C
1.84%, 07/01/29	640,000	581,223
Connecticut Green Bank, Revenue Bond
2.15%, 11/15/29	207,000	187,255
Connecticut Housing Finance Authority, Revenue Bond, Series 29
1.20%, 06/15/25	400,000	397,491
District of Columbia Housing Finance Agency, Revenue Bond, Series A-2 (FHA Insured)
1.90%, 03/01/29	140,000	126,668
2.05%, 03/01/30	420,000	371,938
Lancaster Power Authority, Revenue Bond (AGM Insured)
2.56%, 11/01/33	275,000	233,979
2.68%, 11/01/34	275,000	231,213
	Par	Value
Metropolitan Water District of Salt Lake & Sandy, Revenue Bond, Series B
1.52%, 07/01/28	$200,000	$184,157
Monterey Regional Waste Management Authority, Revenue Bond
2.31%, 04/01/32	700,000	608,581
Narragansett Bay Commission, Revenue Bond
2.09%, 09/01/30	500,000	445,413
New York City Housing Development Corporation, Revenue Bond, Series B
0.82%, 05/01/25	150,000	149,551
0.92%, 11/01/25	200,000	196,111
1.02%, 05/01/26	250,000	241,399
Redevelopment Authority of the City of Philadelphia, Revenue Bond, Series A
1.93%, 09/01/27	500,000	472,997
Rowland Water District, Revenue Bond, Series A
2.56%, 12/01/36	590,000	466,731
San Antonio Education Facilities Corporation, Revenue Bond
1.74%, 04/01/25	250,000	250,000
San Diego Public Facilities Financing Authority, Revenue Bond, Series B
2.13%, 08/01/29	290,000	266,803
Santa Clara Valley Water District COPS
1.78%, 06/01/31	440,000	373,825
Somerset County Improvement Authority, Revenue Bond (County Gtd.)
0.97%, 04/15/25	530,000	529,310
Tift County Hospital Authority, Revenue Bond (County Gtd.)
1.05%, 12/01/25	325,000	318,035
United Independent School District, General Obligation (PSF-Gtd.)
5.00%, 08/15/25	160,000	160,374
Total Municipal Bonds (Cost $8,210,590)		8,226,742
PRIVATE INVESTMENTS — 1.7%
Calvert Impact Capital, Inc. 2.50%, 01/30/26	1,000,000	976,604
FBC ROGERS 6.00% 5/15/25 3.39%, 05/15/25†††	446,000	468,450
FBC ROGERS 6.00% 5/15/50 0.00%, 05/16/50++ †††	—	—
Total Private Investments (Cost $1,446,000)		1,445,054
U.S. TREASURY OBLIGATIONS — 19.1%
U.S. Treasury Bonds
4.50%, 02/15/36Δ	1,230,000	1,267,332
4.50%, 05/15/38	2,000,000	2,039,766

IMPACT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.25%, 11/15/40	$1,300,000	$1,268,059
3.63%, 08/15/43	2,875,000	2,528,203
4.13%, 08/15/44	1,650,000	1,546,359
3.00%, 08/15/52	2,125,000	1,582,917
4.00%, 11/15/52	1,350,000	1,217,848
3.63%, 02/15/53	600,000	505,512
4.25%, 02/15/54	1,725,000	1,625,812
4.63%, 02/15/55	2,200,000	2,215,125
		15,796,933
U.S. Treasury Note
4.63%, 02/15/35	900,000	929,883
Total U.S. Treasury Obligations (Cost $16,822,382)		16,726,816

Shares
MONEY MARKET FUNDS — 6.0%
Northern Institutional Liquid Assets Portfolio (Shares), 4.38%Ø §	879,033	879,033
	Shares	Value
GuideStone Money Market Fund, 4.26% (Institutional Class)Ø ∞	4,390,646	$4,390,646
Total Money Market Funds (Cost $5,269,679)		5,269,679
TOTAL INVESTMENTS — 106.3% (Cost $93,578,147)		92,974,770
Liabilities in Excess of Other Assets — (6.3)%		(5,539,076)
NET ASSETS — 100.0%		$87,435,694
Futures Contracts outstanding at March 31, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	06/2025	4	$444,875	$2,062
U.S. Treasury Long Bond	06/2025	3	351,844	2,250
Ultra 10-Year U.S. Treasury Note	06/2025	3	342,375	2,795
Ultra Long U.S. Treasury Bond	06/2025	2	244,500	1,813
2-Year U.S. Treasury Note	06/2025	4	828,687	1,325
5-Year U.S. Treasury Note	06/2025	7	757,094	2,844
Total Futures Contracts outstanding at March 31, 2025			$2,969,375	$13,089
Swap Agreements outstanding at March 31, 2025:
Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
Markit CDX.NA.IG.44 Index (Receive Quarterly)	0.62%	1.00%	6/20/2030	USD	1,030,000	$18,862	$20,714	$(1,852)
						$18,862	$20,714	$(1,852)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2024, see Schedule of Investments in the Fund’s Annual Financial Statements.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 19.2%
Communication Services — 0.5%
Alphabet, Inc. Class A	46,323	$7,163,388
Consumer Discretionary — 3.0%
McDonald’s Corporation	46,757	14,605,484
NIKE, Inc. Class B	163,737	10,394,025
TJX Cos., Inc. (The)	125,778	15,319,760
		40,319,269
Consumer Staples — 2.1%
Coca-Cola Co. (The)	190,557	13,647,693
Procter & Gamble Co. (The)	80,536	13,724,945
		27,372,638
Financials — 4.7%
American Express Co.	37,212	10,011,889
Marsh & McLennan Cos., Inc.	59,511	14,522,469
Mastercard, Inc. Class A	26,340	14,437,481
S&P Global, Inc.	24,754	12,577,507
Visa, Inc. Class A	32,461	11,376,282
		62,925,628
Health Care — 2.4%
Danaher Corporation	60,437	12,389,585
Stryker Corporation	29,409	10,947,500
UnitedHealth Group, Inc.	17,012	8,910,035
		32,247,120
Industrials — 2.0%
Honeywell International, Inc.	60,333	12,775,513
Northrop Grumman Corporation	16,940	8,673,449
Union Pacific Corporation	18,979	4,483,599
		25,932,561
Information Technology — 4.5%
Apple, Inc.	53,498	11,883,511
Broadcom, Inc.	45,467	7,612,540
Intuit, Inc.	24,912	15,295,719
Microsoft Corporation	32,166	12,074,794
Texas Instruments, Inc.	69,717	12,528,145
		59,394,709
Total Common Stocks (Cost $246,311,194)		255,355,313
FOREIGN COMMON STOCKS — 2.8%
Ireland — 2.0%
Accenture PLC Class A	37,958	11,844,414
Linde PLC	31,748	14,783,139
		26,627,553
Switzerland — 0.8%
Chubb, Ltd.	37,028	11,182,086
Total Foreign Common Stocks (Cost $36,806,272)		37,809,639

Par
CORPORATE BONDS — 9.5%
Advanced Energy Industries, Inc.
2.50%, 09/15/28 CONV	$834,000	856,683
	Par	Value
Affirm Holdings, Inc.
0.75%, 12/15/29 144A CONV	$942,000	$834,612
Akamai Technologies, Inc.
0.38%, 09/01/27 CONV	2,959,000	2,891,683
1.13%, 02/15/29 CONV	790,000	754,450
Alarm.com Holdings, Inc.
2.25%, 06/01/29 144A CONV	375,000	363,000
Alignment Healthcare, Inc.
4.25%, 11/15/29 144A CONV	309,000	452,685
Alnylam Pharmaceuticals, Inc.
1.00%, 09/15/27 CONVΔ	1,073,000	1,238,242
Alphatec Holdings, Inc.
0.75%, 03/15/30 144A CONV	460,000	438,278
Amphastar Pharmaceuticals, Inc.
2.00%, 03/15/29 CONV	414,000	369,243
Applied Digital Corporation
2.75%, 06/01/30 144A CONVΔ	451,000	393,498
Bentley Systems, Inc.
0.13%, 01/15/26 CONV	1,216,000	1,176,480
BILL Holdings, Inc.
0.00%, 04/01/30 144A CONV»	1,434,000	1,171,578
Bitdeer Technologies Group
5.25%, 12/01/29 144A CONV	405,000	370,575
BlackLine, Inc.
1.00%, 06/01/29 144A CONV	690,000	684,432
Box, Inc.
1.50%, 09/15/29 144A CONV	639,000	617,274
Bridgebio Pharma, Inc.
1.75%, 03/01/31 144A CONV	573,000	591,909
Cheesecake Factory, Inc. (The)
2.00%, 03/15/30 144A CONV	695,000	666,331
Cleanspark, Inc.
0.00%, 06/15/30 144A CONV»	667,000	483,952
Cloudflare, Inc.
0.00%, 08/15/26 CONVΔ»	1,430,000	1,438,222
CMS Energy Corporation
3.38%, 05/01/28 CONV	865,000	958,852
Coinbase Global, Inc.
0.50%, 06/01/26 CONV	1,303,000	1,276,288
0.25%, 04/01/30 CONV	1,324,000	1,248,532
Core Scientific, Inc.
0.00%, 06/15/31 144A CONV»	641,000	540,443
CSG Systems International, Inc.
3.88%, 09/15/28 CONV	468,000	506,844
Cytokinetics, Inc.
3.50%, 07/01/27 CONV	513,000	588,668

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Datadog, Inc.
0.00%, 12/01/29 144A CONVΔ»	$1,639,000	$1,431,666
Dexcom, Inc.
0.38%, 05/15/28 CONVΔ	1,623,000	1,454,208
Digital Realty Trust LP REIT
1.88%, 11/15/29 144A CONV	1,838,000	1,824,766
Dropbox, Inc.
0.00%, 03/01/28 CONVΔ»	1,395,000	1,379,655
Duke Energy Corporation
4.13%, 04/15/26 CONV	1,009,000	1,094,815
EchoStar Corporation
3.88%, 11/30/30 CONV1	1,824,000	2,040,487
Enovis Corporation
3.88%, 10/15/28 CONV	441,000	452,466
Etsy, Inc.
0.13%, 10/01/26 CONV	795,000	766,181
Evergy, Inc.
4.50%, 12/15/27 CONV	1,009,000	1,188,307
Exact Sciences Corporation
2.00%, 03/01/30 144A CONV	588,000	552,720
Expedia Group, Inc.
0.00%, 02/15/26 CONV»	990,000	977,625
FirstEnergy Corporation
4.00%, 05/01/26 CONV	1,409,000	1,429,078
Five9, Inc.
1.00%, 03/15/29 CONV	770,000	659,505
Fluor Corporation
1.13%, 08/15/29 CONVΔ	1,346,000	1,431,807
Ford Motor Co.
0.00%, 03/15/26 CONV»	2,226,000	2,184,819
Global Payments, Inc.
1.50%, 03/01/31 CONV	2,015,000	1,908,205
Greenbrier Cos., Inc. (The)
2.88%, 04/15/28 CONV	374,000	415,196
Guardant Health, Inc.
1.25%, 02/15/31 CONV	711,000	736,791
Guidewire Software, Inc.
1.25%, 11/01/29 144A CONVΔ	1,731,000	1,807,164
Haemonetics Corporation
2.50%, 06/01/29 144A CONV	1,891,000	1,804,959
Halozyme Therapeutics, Inc.
0.25%, 03/01/27 CONV	828,000	880,267
1.00%, 08/15/28 CONV	1,150,000	1,473,528
Hercules Capital, Inc.
4.75%, 09/01/28 144A CONV	1,042,000	1,026,370
Integer Holdings Corporation
1.88%, 03/15/30 144A CONV	575,000	582,475
Ionis Pharmaceuticals, Inc.
1.75%, 06/15/28 CONV	1,447,000	1,406,905
	Par	Value
iRhythm Technologies, Inc.
1.50%, 09/01/29 CONVΔ	$681,000	$710,624
Itron, Inc.
1.38%, 07/15/30 144A CONVΔ	1,723,000	1,803,766
Jazz Investments I, Ltd.
3.13%, 09/15/30 144A CONVΔ	2,614,000	2,910,689
JBT Marel Corporation
0.25%, 05/15/26 CONVΔ	415,000	415,996
JetBlue Airways Corporation
2.50%, 09/01/29 144A CONV	692,000	712,414
JPMorgan Chase Financial Co. LLC
0.50%, 06/15/27 CONV	1,761,000	1,853,452
LCI Industries
1.13%, 05/15/26 CONV	369,000	362,266
Liberty Broadband Corporation
3.13%, 06/30/54 144A CONV	763,000	888,425
Liberty Media Corporation-Liberty Formula One
2.25%, 08/15/27 CONV	464,000	564,920
LivaNova PLC
2.50%, 03/15/29 CONV	377,000	360,224
Live Nation Entertainment, Inc.
2.88%, 01/15/30 144A CONVΔ	1,129,000	1,171,337
Lumentum Holdings, Inc.
0.50%, 12/15/26 CONV	1,072,000	1,115,952
0.50%, 06/15/28 CONV	869,000	805,129
1.50%, 12/15/29 CONV	616,000	725,340
Lyft, Inc.
0.63%, 03/01/29 CONVΔ	885,000	858,450
MACOM Technology Solutions Holdings, Inc.
0.00%, 12/15/29 144A CONV»	369,000	337,266
MARA Holdings, Inc.
0.00%, 03/01/30 144A CONV»	2,041,000	1,451,661
Marriott Vacations Worldwide Corporation
0.00%, 01/15/26 CONV»	561,000	539,166
Merit Medical Systems, Inc.
3.00%, 02/01/29 144A CONV	778,000	1,060,025
Meritage Homes Corporation
1.75%, 05/15/28 144A CONV	599,000	586,721
Middleby Corporation (The)
1.00%, 09/01/25 CONV	788,000	951,668
MKS Instruments, Inc.
1.25%, 06/01/30 144A CONV	1,484,000	1,338,568
MP Materials Corporation
3.00%, 03/01/30 144A CONV	721,000	996,808

	Par	Value
NCL Corporation, Ltd.
1.13%, 02/15/27 CONV	$1,837,000	$1,787,401
NextEra Energy Capital Holdings, Inc.
3.00%, 03/01/27 CONV	1,025,000	1,185,412
Northern Oil & Gas, Inc.
3.63%, 04/15/29 CONV	508,000	537,235
Nutanix, Inc.
0.25%, 10/01/27 CONV	508,000	678,434
0.50%, 12/15/29 144A CONV	845,000	894,879
ON Semiconductor Corporation
0.00%, 05/01/27 CONV»	827,000	876,620
0.50%, 03/01/29 CONV	1,533,000	1,326,122
Ormat Technologies, Inc.
2.50%, 07/15/27 CONV	1,049,000	1,083,092
OSI Systems, Inc.
2.25%, 08/01/29 144A CONV	720,000	878,153
Parsons Corporation
2.63%, 03/01/29 CONV	999,000	1,000,498
Patrick Industries, Inc.
1.75%, 12/01/28 CONV	146,000	204,747
Post Holdings, Inc.
2.50%, 08/15/27 CONV	719,000	858,846
Progress Software Corporation
1.00%, 04/15/26 CONV	336,000	360,360
3.50%, 03/01/30 CONVΔ	459,000	484,245
Rapid7, Inc.
1.25%, 03/15/29 CONV	830,000	714,373
Repligen Corporation
1.00%, 12/15/28 CONV	625,000	611,250
Rexford Industrial Realty LP REIT
4.13%, 03/15/29 144A CONV	757,000	749,809
Riot Platforms, Inc.
0.75%, 01/15/30 144A CONV	620,000	481,038
Rivian Automotive, Inc.
4.63%, 03/15/29 CONV	1,579,000	1,544,459
3.63%, 10/15/30 CONV	1,770,000	1,538,351
Sarepta Therapeutics, Inc.
1.25%, 09/15/27 CONV	1,169,000	1,088,339
Seagate HDD Cayman
3.50%, 06/01/28 CONV	1,528,000	1,842,577
Shake Shack, Inc.
0.00%, 03/01/28 CONV»	1,201,000	1,111,676
Shift4 Payments, Inc.
0.50%, 08/01/27 CONVΔ	657,000	666,527
Sirius XM Holdings, Inc.
3.75%, 03/15/28 CONV	541,000	562,214
	Par	Value
Snap, Inc.
0.50%, 05/01/30 144A CONVΔ	$785,000	$651,158
Snowflake, Inc.
0.00%, 10/01/27 144A CONV»	1,828,000	2,120,480
0.00%, 10/01/29 144A CONV»	618,000	723,910
SoFi Technologies, Inc.
0.00%, 10/15/26 144A CONV»	426,000	426,213
Southern Co. (The)
4.50%, 06/15/27 144A CONV	465,000	512,453
Spectrum Brands, Inc.
3.38%, 06/01/29 144A CONV	783,000	745,765
Spotify U.S.A., Inc.
0.00%, 03/15/26 CONV»	1,545,000	1,845,811
Super Micro Computer, Inc.
2.25%, 07/15/28 144A CONVΔ	682,000	705,052
Synaptics, Inc.
0.75%, 12/01/31 144A CONV	461,000	435,645
Tandem Diabetes Care, Inc.
1.50%, 03/15/29 CONV	859,000	809,608
Terawulf, Inc.
2.75%, 02/01/30 144A CONV	524,000	362,084
Tetra Tech, Inc.
2.25%, 08/15/28 CONV	561,000	580,102
TransMedics Group, Inc.
1.50%, 06/01/28 CONV	1,000,000	1,075,550
Transocean, Inc.
4.63%, 09/30/29 CONV	354,000	431,349
Travere Therapeutics, Inc.
2.25%, 03/01/29 CONV	273,000	272,727
Tyler Technologies, Inc.
0.25%, 03/15/26 CONV	1,519,000	1,858,414
Uber Technologies, Inc.
0.88%, 12/01/28 CONV	2,571,000	3,141,762
UGI Corporation
5.00%, 06/01/28 144A CONV	668,000	864,235
Uniti Group, Inc. REIT
7.50%, 12/01/27 144A CONV	320,000	356,640
Unity Software, Inc.
0.00%, 03/15/30 144A CONVΔ»	233,000	211,098
Upstart Holdings, Inc.
1.00%, 11/15/30 144A CONV	797,000	701,360
Varonis Systems, Inc.
1.00%, 09/15/29 144A CONV	470,000	433,223
Ventas Realty LP REIT
3.75%, 06/01/26 CONV	595,000	766,955
Vertex, Inc.
0.75%, 05/01/29 144A CONV	954,000	1,138,241
Vishay Intertechnology, Inc.
2.25%, 09/15/30 CONV	776,000	688,700

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Wayfair, Inc.
3.25%, 09/15/27 CONV	$738,000	$723,240
3.50%, 11/15/28 CONV	1,339,000	1,436,490
Welltower OP LLC REIT
3.13%, 07/15/29 144A CONV	893,000	1,172,062
Winnebago Industries, Inc.
3.25%, 01/15/30 CONV	327,000	287,597
Workiva, Inc.
1.25%, 08/15/28 CONV	741,000	691,168
World Kinect Corporation
3.25%, 07/01/28 CONV	1,259,000	1,457,292
Zillow Group, Inc.
2.75%, 05/15/25 CONV	442,000	461,006
Zscaler, Inc.
0.13%, 07/01/25 CONV	1,171,000	1,555,088
Total Corporate Bonds (Cost $127,885,908)		127,052,721
FOREIGN BONDS — 0.8%
Australia — 0.0%
IREN, Ltd.
3.25%, 06/15/30 144A CONV	460,000	339,883
Canada — 0.1%
Shopify, Inc.
0.13%, 11/01/25 CONV	860,000	864,300
China — 0.5%
Alibaba Group Holding, Ltd.
0.50%, 06/01/31 144A CONV	996,000	1,423,533
H World Group, Ltd.
3.00%, 05/01/26 CONV	501,000	560,619
JD.com, Inc.
0.25%, 06/01/29 144A CONV	2,022,000	2,339,019
Li Auto, Inc.
0.25%, 05/01/28 CONV	741,000	873,824
Trip.com Group, Ltd.
1.50%, 07/01/27 CONV	306,000	352,867
0.75%, 06/15/29 144A CONV	1,219,000	1,444,515
		6,994,377
Denmark — 0.1%
Ascendis Pharma A/S
2.25%, 04/01/28 CONVΔ	645,000	766,844
France — 0.1%
BNP Paribas SA
0.13%, 06/17/27†††	1,397,000	1,462,938
	Par	Value
Singapore — 0.0%
Sea, Ltd.
2.38%, 12/01/25 CONV	$495,000	$729,878
Total Foreign Bonds (Cost $10,811,407)		11,158,220

	Shares
EQUITY-LINKED SECURITIES — 0.2%
Microsoft Corporation, Issued by Barclays Bank PLC, Maturity Date 02/16/29 CONV††† (Cost $3,001,545)	2,955,000	2,892,295
MONEY MARKET FUNDS — 7.7%
Northern Institutional Liquid Assets Portfolio (Shares), 4.38%Ø§	6,907,320	6,907,320
GuideStone Money Market Fund, 4.26% (Institutional Class)Ø∞	95,041,949	95,041,949
Total Money Market Funds (Cost $101,949,269)		101,949,269

	Par
U.S. TREASURY OBLIGATIONS — 56.5%
U.S. Treasury Bills
4.18%, 05/08/25Ω	$95,000,000	94,586,988
4.56%, 07/10/25Ω‡‡	70,000,000	69,187,222
		163,774,210
U.S. Treasury Notes
2.88%, 06/15/25‡‡	122,000,000	121,637,404
3.50%, 09/15/25‡‡Δ	123,300,000	122,929,360
4.00%, 12/15/25Δ	127,000,000	126,913,511
4.63%, 03/15/26Δ	62,700,000	63,027,172
1.13%, 02/28/27	81,000,000	76,881,973
0.75%, 01/31/28	84,000,000	77,006,016
		588,395,436
Total U.S. Treasury Obligations (Cost $761,448,602)		752,169,646

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 4.4%
Call Options — 4.4%
S&P 500®, Strike Price $5,450.00, Expires 06/11/29 (MSCS)	225	$126,266,625	29,238,477

	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $6,100.00, Expires 01/31/30 (MSCS)	270	$151,519,950	$29,270,379
Total Purchased Options (Premiums paid $71,670,211)			58,508,856
TOTAL INVESTMENTS — 101.1% (Cost $1,359,884,408)			1,346,895,959

WRITTEN OPTIONS — (0.7)%
Put Options — (0.7)%
S&P 500®, Strike Price $5,545.00, Expires 04/11/25 (MSCS)	(51)	(28,620,435)	(316,965)
S&P 500®, Strike Price $5,575.00, Expires 04/04/25 (MSCS)	(79)	(44,333,615)	(410,405)
S&P 500®, Strike Price $5,580.00, Expires 04/25/25 (MSCS)	(71)	(39,844,135)	(689,055)
S&P 500®, Strike Price $5,590.00, Expires 05/02/25 (MSCS)	(42)	(23,569,770)	(495,033)
S&P 500®, Strike Price $5,605.00, Expires 04/17/25 (MSCS)	(26)	(14,590,810)	(243,880)
S&P 500®, Strike Price $5,610.00, Expires 04/11/25 (MSCS)	(7)	(3,928,295)	(60,725)
S&P 500®, Strike Price $5,615.00, Expires 04/11/25 (MSCS)	(49)	(27,498,065)	(435,855)
S&P 500®, Strike Price $5,615.00, Expires 04/17/25 (MSCS)	(5)	(2,805,925)	(49,025)
S&P 500®, Strike Price $5,620.00, Expires 04/11/25 (MSCS)	(64)	(35,915,840)	(583,360)
S&P 500®, Strike Price $5,630.00, Expires 04/11/25 (MSCS)	(29)	(16,274,365)	(277,675)
S&P 500®, Strike Price $5,640.00, Expires 04/17/25 (MSCS)	(2)	(1,122,370)	(21,800)
S&P 500®, Strike Price $5,645.00, Expires 04/17/25 (MSCS)	(132)	(74,076,420)	(1,469,160)
S&P 500®, Strike Price $5,655.00, Expires 04/17/25 (MSCS)	(40)	(22,447,400)	(464,400)
S&P 500®, Strike Price $5,690.00, Expires 04/25/25 (MSCS)	(18)	(10,101,330)	(261,090)
S&P 500®, Strike Price $5,700.00, Expires 04/25/25 (MSCS)	(4)	(2,244,740)	(60,200)
S&P 500®, Strike Price $5,705.00, Expires 04/17/25 (MSCS)	(1)	(561,185)	(14,270)
S&P 500®, Strike Price $5,710.00, Expires 04/04/25 (MSCS)	(27)	(15,151,995)	(338,175)
	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $5,750.00, Expires 04/17/25 (MSCS)	(2)	$(1,122,370)	$(34,160)
S&P 500®, Strike Price $5,750.00, Expires 04/25/25 (MSCS)	(47)	(26,375,695)	(845,295)
S&P 500®, Strike Price $5,750.00, Expires 04/25/25 (MSCS)	(63)	(35,354,655)	(1,240,029)
S&P 500®, Strike Price $5,770.00, Expires 04/04/25 (MSCS)	(21)	(11,784,885)	(362,670)
S&P 500®, Strike Price $5,770.00, Expires 04/11/25 (MSCS)	(9)	(5,050,665)	(163,170)
S&P 500®, Strike Price $5,850.00, Expires 04/04/25 (MSCS)	(39)	(21,886,215)	(942,435)
Total Written Options (Premiums received $(8,826,660))			(9,778,832)
Liabilities in Excess of Other Assets — (0.4)%			(4,782,257)
NET ASSETS — 100.0%			$1,332,334,870

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at March 31, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	06/2025	134	$14,903,313	$204,142
U.S. Treasury Long Bond	06/2025	69	8,092,406	94,337
Ultra Long U.S. Treasury Bond	06/2025	57	6,968,250	61,008
S&P 500® E-Mini	06/2025	66	18,655,725	(126,792)
2-Year U.S. Treasury Note	06/2025	249	51,585,797	247,055
5-Year U.S. Treasury Note	06/2025	460	49,751,875	561,296
Total Futures Contracts outstanding at March 31, 2025			$149,957,366	$1,041,046
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2024, see Schedule of Investments in the Fund’s Annual Financial Statements.

IMPACT EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 58.0%
Communication Services — 5.7%
Alphabet, Inc. Class A	804	$124,331
Alphabet, Inc. Class C	588	91,863
Electronic Arts, Inc.	24	3,469
Netflix, Inc.*	177	165,058
Spotify Technology SA*	6,799	3,739,654
T-Mobile US, Inc.	8,540	2,277,703
		6,402,078
Consumer Discretionary — 1.6%
Amazon.com, Inc.*	1,178	224,126
Chipotle Mexican Grill, Inc.*	561	28,168
Deckers Outdoor Corporation*	152	16,995
Domino’s Pizza, Inc.	41	18,837
Home Depot, Inc. (The)	3,997	1,464,861
Lululemon Athletica, Inc.*	20	5,661
NIKE, Inc. Class B	297	18,854
O’Reilly Automotive, Inc.*	23	32,949
Tractor Supply Co.	106	5,841
Ulta Beauty, Inc.*	21	7,697
		1,823,989
Consumer Staples — 0.6%
Clorox Co. (The)	32	4,712
Colgate-Palmolive Co.	305	28,579
Estee Lauder Cos., Inc. (The) Class A	292	19,272
Kimberly-Clark Corporation	153	21,760
McCormick & Co., Inc. (Non-Voting Shares)	4,649	382,659
Monster Beverage Corporation*	295	17,263
Target Corporation	538	56,146
Walmart, Inc.	1,931	169,522
		699,913
Energy — 0.0%
Texas Pacific Land Corporation	7	9,275
Financials — 13.5%
American Express Co.	140	37,667
Arthur J. Gallagher & Co.	8,947	3,088,862
Blackrock, Inc.	14	13,251
Brown & Brown, Inc.	81	10,076
CME Group, Inc.	92	24,407
LPL Financial Holdings, Inc.	67	21,918
Marsh & McLennan Cos., Inc.	10,960	2,674,569
Mastercard, Inc. Class A	5,503	3,016,304
Moody’s Corporation	76	35,392
Progressive Corporation (The)	13,449	3,806,202
S&P Global, Inc.	2,493	1,266,693
T. Rowe Price Group, Inc.	316	29,031
Travelers Cos., Inc. (The)	151	39,934
Walker & Dunlop, Inc.	13,972	1,192,650
		15,256,956
Health Care — 8.5%
Abbott Laboratories	646	85,692
Align Technology, Inc.*	81	12,868
Cigna Group (The)	120	39,480
Edwards Lifesciences Corporation*	257	18,627
	Shares	Value
Elevance Health, Inc.	99	$43,061
Encompass Health Corporation	15,971	1,617,543
HCA Healthcare, Inc.	121	41,811
Humana, Inc.	2,060	545,076
Intuitive Surgical, Inc.*	70	34,669
Lantheus Holdings, Inc.*	10,397	1,014,747
McKesson Corporation	5,437	3,659,047
Mettler-Toledo International, Inc.*	15	17,714
UnitedHealth Group, Inc.	352	184,360
Vertex Pharmaceuticals, Inc.*	4,683	2,270,412
West Pharmaceutical Services, Inc.	119	26,642
Zoetis, Inc.	276	45,443
		9,657,192
Industrials — 10.6%
Advanced Drainage Systems, Inc.	10,203	1,108,556
API Group Corporation*	35,495	1,269,301
Automatic Data Processing, Inc.	24	7,333
Booz Allen Hamilton Holding Corporation	120	12,550
Cintas Corporation	236	48,505
Comfort Systems U.S.A., Inc.	36	11,604
Core & Main, Inc. Class A*	25,364	1,225,335
Expeditors International of Washington, Inc.	90	10,823
Fastenal Co.	266	20,628
Ferguson Enterprises, Inc.	75	12,017
Hubbell, Inc.	40	13,236
J.B. Hunt Transport Services, Inc.	27	3,995
NEXTracker, Inc. Class A*	24,186	1,019,198
Old Dominion Freight Line, Inc.	84	13,898
Parker-Hannifin Corporation	77	46,804
Paychex, Inc.	46	7,097
Rollins, Inc.	144	7,780
Uber Technologies, Inc.*	29,869	2,176,255
United Parcel Service, Inc. Class B	298	32,777
Westinghouse Air Brake Technologies Corporation	16,905	3,065,722
Xylem, Inc.	16,040	1,916,138
		12,029,552
Information Technology — 15.6%
Adobe, Inc.*	185	70,953
Advanced Micro Devices, Inc.*	726	74,589
Apple, Inc.	801	177,926
Applied Materials, Inc.	166	24,090
Arista Networks, Inc.*	253	19,602
Atlassian Corporation Class A*	18	3,820
Autodesk, Inc.*	8,079	2,115,082
Cadence Design Systems, Inc.*	6,126	1,558,026
CDW Corporation	54	8,654
Cisco Systems, Inc.	1,686	104,043
Crowdstrike Holdings, Inc. Class A*	38	13,398
Fortinet, Inc.*	199	19,156
Intuit, Inc.	66	40,523
Jabil, Inc.	99	13,471
Keysight Technologies, Inc.*	9,635	1,443,034
KLA Corporation	1,557	1,058,449

IMPACT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Lam Research Corporation	13,647	$992,137
Microsoft Corporation	15,059	5,652,998
Motorola Solutions, Inc.	21	9,194
NVIDIA Corporation	37,703	4,086,251
Palo Alto Networks, Inc.*	104	17,747
Pure Storage, Inc. Class A*	118	5,224
QUALCOMM, Inc.	253	38,863
ServiceNow, Inc.*	76	60,507
Synopsys, Inc.*	52	22,300
Texas Instruments, Inc.	259	46,542
Trimble, Inc.*	51	3,348
		17,679,927
Materials — 0.0%
Ecolab, Inc.	53	13,437
Real Estate — 1.9%
Equinix, Inc. REIT	1,493	1,217,318
Prologis, Inc. REIT	8,150	911,088
		2,128,406
Total Common Stocks (Cost $50,501,971)		65,700,725
FOREIGN COMMON STOCKS — 37.0%
Australia — 0.2%
BHP Group, Ltd.	1,663	40,349
CSL, Ltd.	175	27,543
Fortescue, Ltd.	820	7,937
QBE Insurance Group, Ltd.	515	7,116
REA Group, Ltd.Δ	243	33,715
Rio Tinto, Ltd.	197	14,294
Telstra Corporation, Ltd.	3,642	9,621
Wesfarmers, Ltd.	1,152	52,225
WiseTech Global, Ltd.	112	5,776
Woolworths Group, Ltd.	204	3,788
		202,364
Austria — 0.0%
ANDRITZ AG	129	7,238
Belgium — 0.0%
UCB SA	189	33,276
Canada — 6.7%
Alimentation Couche-Tard, Inc.	203	10,011
Bank of Nova Scotia (The)	730	34,612
BCE, Inc.	107	2,456
Boralex, Inc. Class A	74,167	1,490,504
Brookfield Asset Management, Ltd. Class A	112	5,422
Brookfield Corporation	718	37,575
BRP, Inc.Δ	136	4,592
Canadian Imperial Bank of Commerce	483	27,170
Canadian National Railway Co.	221	21,506
CGI, Inc.	12,302	1,228,106
Dollarama, Inc.	149	15,933
Element Fleet Management Corporation	384	7,634
Innergex Renewable Energy, Inc.	53,315	501,269
Intact Financial Corporation	12,462	2,546,091
	Shares	Value
Loblaw Cos., Ltd.	351	$49,187
Magna International, Inc.	543	18,455
Manulife Financial Corporation	1,854	57,770
Shopify, Inc. Class A*	250	23,783
Stantec, Inc.	17,085	1,416,142
Suncor Energy, Inc.	674	26,097
WSP Global, Inc.	129	21,892
		7,546,207
Finland — 0.0%
Nokia OYJ	1,380	7,268
France — 6.6%
Cie de Saint-Gobain SA	28,546	2,843,662
Hermes International SCA	26	68,409
L’Oreal SA	168	62,444
Legrand SA	12,897	1,365,839
Schneider Electric SE	13,670	3,155,657
		7,496,011
Germany — 3.3%
adidas AG	144	33,964
Deutsche Post AG	196	8,415
Deutsche Telekom AG	1,419	52,390
HeidelbergCement AG	140	24,133
Infineon Technologies AG	24,506	816,905
Knorr-Bremse AG	16,237	1,477,646
SAP SE	5,047	1,352,342
		3,765,795
Hong Kong — 1.7%
AIA Group, Ltd.	248,000	1,877,329
Chow Tai Fook Jewellery Group, Ltd.	3,400	3,852
CK Asset Holdings, Ltd.	1,500	6,069
Henderson Land Development Co., Ltd.	1,000	2,876
Power Assets Holdings, Ltd.	1,000	5,989
Sun Hung Kai Properties, Ltd. (Hong Kong Exchange)	2,000	19,055
Techtronic Industries Co., Ltd.	1,000	11,984
Wharf Real Estate Investment Co., Ltd.	1,000	2,428
		1,929,582
India — 1.1%
HDFC Bank, Ltd. ADR	18,095	1,202,232
Ireland — 3.7%
Accenture PLC Class A	261	81,442
Bank of Ireland Group PLC	396	4,679
ICON PLC*	8,992	1,573,510
James Hardie Industries PLC CDI*	225	5,370
Linde PLC	185	86,143
nVent Electric PLC	15,728	824,462
TE Connectivity PLC	11,616	1,641,573
Willis Towers Watson PLC	24	8,111
		4,225,290
Israel — 0.1%
Bank Leumi Le-Israel BM	2,366	31,862

	Shares	Value
Check Point Software Technologies, Ltd.*	41	$9,345
Plus500, Ltd.	656	23,252
		64,459
Italy — 2.0%
GeneraliΔ	764	26,839
Prysmian SpA	40,469	2,227,697
Recordati Industria Chimica e Farmaceutica SpA	409	23,177
		2,277,713
Japan — 3.7%
Advantest Corporation	700	31,203
Asahi Kasei Corporation	600	4,206
Bandai Namco Holdings, Inc.	800	26,838
Bridgestone Corporation	500	20,086
Canon, Inc.	900	28,065
Chugai Pharmaceutical Co., Ltd.	1,100	50,393
Eisai Co., Ltd.	400	11,135
Honda Motor Co., Ltd.	1,200	10,859
Hoya Corporation	100	11,286
Inpex Corporation	800	11,097
Keyence Corporation	3,400	1,336,915
Kyowa Kirin Co., Ltd.	1,000	14,597
Mitsubishi Electric Corporation	2,500	46,106
Nintendo Co., Ltd.	15,600	1,060,452
Nippon Telegraph & Telephone Corporation	25,000	24,162
Nitori Holdings Co., Ltd.	200	19,568
Ono Pharmaceutical Co., Ltd.	1,400	15,062
Otsuka Holdings Co., Ltd.	900	46,899
Panasonic Holdings Corporation	1,000	11,929
Recruit Holdings Co., Ltd.	900	46,630
Santen Pharmaceutical Co., Ltd.	1,700	16,191
Shimano, Inc.	8,700	1,221,593
Shionogi & Co., Ltd.	1,500	22,642
Shiseido Co., Ltd.	100	1,896
Sumitomo Electric Industries, Ltd.	300	5,007
Tokyo Electron, Ltd.	300	41,140
ZOZO, Inc.	1,500	14,367
		4,150,324
Jersey — 0.8%
Aptiv PLC*	15,475	920,763
Experian PLC	416	19,275
		940,038
Netherlands — 2.8%
ASML Holding NV	1,608	1,064,133
Ferrari NV	47	20,072
Koninklijke Ahold Delhaize NV	471	17,594
Wolters Kluwer NV	12,993	2,022,962
		3,124,761
New Zealand — 0.0%
Fisher & Paykel Healthcare Corporation, Ltd.	483	9,218
Norway — 0.0%
Equinor ASAΔ	412	10,880
	Shares	Value
Orkla ASA	1,197	$13,127
Telenor ASA	429	6,130
		30,137
Singapore — 0.1%
DBS Group Holdings, Ltd.	500	17,171
Jardine Cycle & Carriage, Ltd.	300	5,888
Oversea-Chinese Banking Corporation, Ltd.	1,500	19,224
United Overseas Bank, Ltd.	1,000	28,216
Wilmar International, Ltd.	9,000	22,317
		92,816
Spain — 0.0%
Banco Santander SA	1,470	9,903
Industria de Diseno Textil SA	904	45,012
		54,915
Sweden — 0.1%
Atlas Copco AB, A Shares	1,871	29,886
Atlas Copco AB, B Shares	1,106	15,553
Axfood ABΔ	254	5,706
Investor AB, B Shares	1,267	37,787
		88,932
Switzerland — 0.1%
EMS-Chemie Holding AG	7	4,769
Geberit AG	12	7,518
Partners Group Holding AG	7	9,962
Roche Holding AG	218	71,750
Roche Holding AG (Swiss Exchange)	80	27,769
SGS SA	125	12,455
Straumann Holding AG	44	5,327
		139,550
Taiwan — 2.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	94,000	2,647,321
United Kingdom — 1.7%
3i Group PLC	562	26,425
Associated British Foods PLC	388	9,619
Auto Trader Group PLC 144A	5,551	53,676
CK Hutchison Holdings, Ltd.	1,000	5,637
Kingfisher PLC	4,979	16,401
London Stock Exchange Group PLC	78	11,585
Marks & Spencer Group PLC	7,749	35,776
Pearson PLC	1,623	25,675
RELX PLC	811	40,737
Rio Tinto PLC	551	33,066
SSE PLC	77,792	1,602,389
Unilever PLC	466	27,805
Vodafone Group PLC	14,905	14,005
		1,902,796
Total Foreign Common Stocks (Cost $41,285,910)		41,938,243
MONEY MARKET FUNDS — 4.4%
Northern Institutional Liquid Assets Portfolio (Shares), 4.38%Ø §	28,524	28,524

IMPACT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
GuideStone Money Market Fund, 4.26% (Institutional Class)Ø ∞	4,972,036	$4,972,036
Total Money Market Funds (Cost $5,000,560)		5,000,560
TOTAL INVESTMENTS — 99.4% (Cost $96,788,441)		112,639,528
Other Assets in Excess of Liabilities — 0.6%		662,361
NET ASSETS — 100.0%		$113,301,889
Futures Contracts outstanding at March 31, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	06/2025	6	$724,890	$(16,742)
MSCI Emerging Markets	06/2025	6	333,240	(5,886)
S&P 500® E-Mini	06/2025	7	1,978,638	13,626
Total Futures Contracts outstanding at March 31, 2025			$3,036,768	$(9,002)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2024, see Schedule of Investments in the Fund’s Annual Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 93.8%
Communication Services — 9.1%
Alphabet, Inc. Class A	557,971	$86,284,635
Alphabet, Inc. Class C	475,722	74,322,048
AT&T, Inc.	753,917	21,320,773
Charter Communications, Inc. Class A*	9,682	3,568,107
Comcast Corporation Class A	397,280	14,659,632
Electronic Arts, Inc.	24,199	3,497,239
Fox Corporation Class A	31,129	1,761,901
Fox Corporation Class B	15,812	833,451
Interpublic Group of Cos., Inc. (The)	39,899	1,083,657
Live Nation Entertainment, Inc.Δ*	10,940	1,428,545
Meta Platforms, Inc. Class A	214,985	123,908,755
Netflix, Inc.*	41,766	38,948,048
News Corporation Class A	13,865	377,405
News Corporation Class BΔ	17,149	520,815
Omnicom Group, Inc.	19,263	1,597,095
Paramount Global Class BΔ	81,459	974,250
Take-Two Interactive Software, Inc.*	17,019	3,527,188
TKO Group Holdings, Inc.	7,871	1,202,768
T-Mobile US, Inc.	53,578	14,289,788
Verizon Communications, Inc.	448,394	20,339,152
Walt Disney Co. (The)	183,085	18,070,490
Warner Bros Discovery, Inc.Δ*	230,946	2,478,051
		434,993,793
Consumer Discretionary — 9.9%
Airbnb, Inc. Class A*	41,224	4,924,619
Amazon.com, Inc.*	919,925	175,024,931
AutoZone, Inc.*	1,728	6,588,484
Best Buy Co., Inc.	18,981	1,397,191
Booking Holdings, Inc.	3,190	14,696,043
CarMax, Inc.*	12,596	981,480
Carnival Corporation*	93,461	1,825,293
Chipotle Mexican Grill, Inc.*	132,030	6,629,226
D.R. Horton, Inc.	28,518	3,625,493
Darden Restaurants, Inc.	14,447	3,001,509
Deckers Outdoor Corporation*	12,609	1,409,812
Domino’s Pizza, Inc.	3,030	1,392,134
DoorDash, Inc. Class AΔ*	32,733	5,982,610
eBay, Inc.	53,032	3,591,857
Expedia Group, Inc.	10,462	1,758,662
Ford Motor Co.Δ	360,267	3,613,478
General Motors Co.	95,248	4,479,513
Genuine Parts Co.	18,371	2,188,721
Hasbro, Inc.	20,017	1,230,845
Hilton Worldwide Holdings, Inc.	25,222	5,739,266
Home Depot, Inc. (The)	97,647	35,786,649
Lennar Corporation Class A	22,931	2,632,020
LKQ Corporation	27,740	1,180,060
Lowe’s Cos., Inc.	55,638	12,976,451
Lululemon Athletica, Inc.*	10,232	2,896,270
Marriott International, Inc. Class A	22,914	5,458,115
McDonald’s Corporation	74,085	23,141,932
Mohawk Industries, Inc.*	2,387	272,548
NIKE, Inc. Class B	118,110	7,497,623
	Shares	Value
Norwegian Cruise Line Holdings, Ltd.*	34,212	$648,660
NVR, Inc.*	277	2,006,696
O’Reilly Automotive, Inc.*	5,581	7,995,229
Pool Corporation	3,147	1,001,847
PulteGroup, Inc.	12,455	1,280,374
Ralph Lauren Corporation	2,445	539,709
Ross Stores, Inc.	31,270	3,995,993
Royal Caribbean Cruises, Ltd.	23,270	4,780,589
Starbucks Corporation	114,057	11,187,851
Tapestry, Inc.	21,136	1,488,186
Tesla, Inc.*	270,530	70,110,555
TJX Cos., Inc. (The)	110,726	13,486,427
Tractor Supply Co.	50,195	2,765,745
Ulta Beauty, Inc.*	3,993	1,463,594
Williams-Sonoma, Inc.	8,971	1,418,315
Yum! Brands, Inc.	32,953	5,185,484
		471,278,089
Consumer Staples — 5.8%
Archer-Daniels-Midland Co.	58,780	2,822,028
Church & Dwight Co., Inc.	27,416	3,018,227
Clorox Co. (The)	14,245	2,097,576
Coca-Cola Co. (The)	426,771	30,565,339
Colgate-Palmolive Co.	97,575	9,142,777
Conagra Brands, Inc.	84,491	2,253,375
Costco Wholesale Corporation	43,556	41,194,394
Dollar General Corporation	24,304	2,137,051
Dollar Tree, Inc.*	19,591	1,470,696
Estee Lauder Cos., Inc. (The) Class A	24,032	1,586,112
General Mills, Inc.	98,436	5,885,488
Hershey Co. (The)	16,842	2,880,487
Hormel Foods Corporation	48,902	1,513,028
J.M. Smucker Co. (The)	15,075	1,785,031
Kellanova	35,489	2,927,488
Kenvue, Inc.	243,669	5,843,183
Keurig Dr. Pepper, Inc.	164,662	5,634,734
Kimberly-Clark Corporation	38,870	5,528,091
Kraft Heinz Co. (The)	171,580	5,221,179
Kroger Co. (The)Δ	70,811	4,793,197
Lamb Weston Holdings, Inc.	10,228	545,152
McCormick & Co., Inc. (Non-Voting Shares)	30,377	2,500,331
Mondelez International, Inc. Class A	160,669	10,901,392
Monster Beverage Corporation*	81,543	4,771,896
PepsiCo, Inc.	164,970	24,735,602
Procter & Gamble Co. (The)	251,799	42,911,586
Sysco Corporation	50,720	3,806,029
Target Corporation	45,475	4,745,771
The Campbell's Co.	41,165	1,643,307
Tyson Foods, Inc. Class A	45,726	2,917,776
Walmart, Inc.	435,704	38,250,454
		276,028,777
Energy — 3.5%
APA Corporation	24,228	509,273
Archrock, Inc.	13	341

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Baker Hughes Co.	76,217	$3,349,737
Chevron Corporation	172,352	28,832,766
ConocoPhillips	133,366	14,006,097
Coterra Energy, Inc.	73,032	2,110,625
Devon Energy Corporation	58,094	2,172,716
Diamondback Energy, Inc.	20,000	3,197,600
EOG Resources, Inc.	57,988	7,436,381
EQT Corporation	51,265	2,739,089
Expand Energy Corporation	15,638	1,740,822
Exxon Mobil Corporation	443,965	52,800,757
Halliburton Co.	53,476	1,356,686
Hess Corporation	23,902	3,817,867
Kinder Morgan, Inc.	212,594	6,065,307
Marathon Petroleum Corporation	32,177	4,687,867
Occidental Petroleum Corporation	66,387	3,276,862
ONEOK, Inc.	62,013	6,152,930
Phillips 66	41,166	5,083,178
Targa Resources Corporation	18,590	3,726,737
Texas Pacific Land CorporationΔ	1,684	2,231,283
Valero Energy Corporation	31,345	4,139,734
Williams Cos., Inc. (The)	127,227	7,603,086
		167,037,741
Financials — 13.8%
Aflac, Inc.	56,520	6,284,459
Allstate Corporation (The)	27,407	5,675,168
American Express Co.	50,900	13,694,645
American International Group, Inc.	65,815	5,721,956
Ameriprise Financial, Inc.	10,345	5,008,118
Apollo Global Management, Inc.Δ	40,443	5,538,264
Arch Capital Group, Ltd.	35,117	3,377,553
Arthur J. Gallagher & Co.	26,315	9,084,991
Assurant, Inc.	2,404	504,239
Bank of America Corporation	656,773	27,407,137
Bank of New York Mellon Corporation (The)	77,492	6,499,254
Berkshire Hathaway, Inc. Class B*	182,082	96,973,232
Blackrock, Inc.	14,039	13,287,633
Blackstone, Inc.	67,997	9,504,621
Brown & Brown, Inc.	20,522	2,552,937
Capital One Financial Corporation	34,907	6,258,825
Cboe Global Markets, Inc.	13,221	2,991,780
Charles Schwab Corporation (The)	164,660	12,889,585
Cincinnati Financial Corporation	14,725	2,175,177
Citigroup, Inc.	181,586	12,890,790
Citizens Financial Group, Inc.	34,788	1,425,264
CME Group, Inc.	40,599	10,770,509
Corpay, Inc.*	5,052	1,761,733
Discover Financial Services	22,685	3,872,330
Erie Indemnity Co. Class AΔ	1,849	774,823
Everest Group, Ltd.	3,173	1,152,846
FactSet Research Systems, Inc.	4,700	2,136,808
Fidelity National Information Services, Inc.	54,367	4,060,128
Fifth Third Bancorp	52,084	2,041,693
Fiserv, Inc.*	53,812	11,883,304
Franklin Resources, Inc.Δ	37,861	728,824
Global Payments, Inc.	22,769	2,229,540
	Shares	Value
Globe Life, Inc.	5,006	$659,390
Goldman Sachs Group, Inc. (The)	29,822	16,291,460
Hartford Insurance Group, Inc. (The)	28,747	3,556,866
Huntington Bancshares, Inc.	118,830	1,783,638
Intercontinental Exchange, Inc.	56,953	9,824,393
Invesco, Ltd.	28,914	438,625
Jack Henry & Associates, Inc.	5,812	1,061,271
JPMorgan Chase & Co.	274,634	67,367,720
KeyCorp	64,549	1,032,139
KKR & Co., Inc.	61,931	7,159,843
Loews Corporation	28,928	2,658,773
M&T Bank Corporation	18,081	3,231,979
MarketAxess Holdings, Inc.	3,297	713,306
Marsh & McLennan Cos., Inc.	51,698	12,615,863
Mastercard, Inc. Class A	80,092	43,900,027
MetLife, Inc.	64,005	5,138,961
Moody’s Corporation	13,640	6,352,012
Morgan Stanley	122,245	14,262,324
MSCI, Inc.	7,340	4,150,770
Nasdaq, Inc.	38,291	2,904,755
Northern Trust Corporation	16,617	1,639,267
PayPal Holdings, Inc.*	91,430	5,965,808
PNC Financial Services Group, Inc. (The)	36,978	6,499,623
Principal Financial Group, Inc.	19,881	1,677,360
Progressive Corporation (The)	59,797	16,923,149
Prudential Financial, Inc.	36,128	4,034,775
Raymond James Financial, Inc.	15,892	2,207,558
Regions Financial Corporation	64,510	1,401,802
S&P Global, Inc.	31,031	15,766,851
State Street Corporation	30,870	2,763,791
Synchrony Financial	25,095	1,328,529
T. Rowe Price Group, Inc.	22,044	2,025,182
Travelers Cos., Inc. (The)	24,966	6,602,508
Truist Financial Corporation	129,893	5,345,097
U.S. Bancorp	148,290	6,260,804
Visa, Inc. Class AΔ	170,210	59,651,797
W.R. Berkley Corporation	30,968	2,203,683
Wells Fargo & Co.	320,751	23,026,714
		661,586,579
Health Care — 9.9%
Abbott Laboratories	184,264	24,442,620
Agilent Technologies, Inc.	34,112	3,990,422
Align Technology, Inc.*	5,801	921,547
Amgen, Inc.	79,693	24,828,354
Baxter International, Inc.	64,652	2,213,038
Becton, Dickinson and Co.	33,915	7,768,570
Biogen, Inc.*	57,004	7,800,427
Boston Scientific Corporation*	150,552	15,187,686
Bristol-Myers Squibb Co.	331,408	20,212,574
Cardinal Health, Inc.	29,428	4,054,296
Cencora, Inc.	23,474	6,527,885
Centene Corporation*	60,276	3,659,356
Charles River Laboratories International, Inc.Δ*	6,323	951,738
Cigna Group (The)	31,310	10,300,990
Danaher Corporation	68,606	14,064,230

	Shares	Value
DaVita, Inc.*	6,964	$1,065,283
Dexcom, Inc.*	39,119	2,671,436
Edwards Lifesciences Corporation*	57,327	4,155,061
Elevance Health, Inc.	26,614	11,576,025
Eli Lilly and Co.	82,296	67,969,089
GE HealthCare Technologies, Inc.	43,306	3,495,227
Gilead Sciences, Inc.	191,279	21,432,812
HCA Healthcare, Inc.	20,771	7,177,419
Henry Schein, Inc.*	19,612	1,343,226
Hologic, Inc.*	29,305	1,810,170
Humana, Inc.	13,229	3,500,393
IDEXX Laboratories, Inc.*	7,284	3,058,916
Incyte Corporation*	72,520	4,391,086
Insulet Corporation*	6,477	1,700,925
Intuitive Surgical, Inc.*	34,766	17,218,557
IQVIA Holdings, Inc.*	19,293	3,401,356
Labcorp Holdings, Inc.	12,240	2,848,738
McKesson Corporation	15,139	10,188,396
Mettler-Toledo International, Inc.*	2,272	2,683,028
Moderna, Inc.Δ*	57,800	1,638,630
Molina Healthcare, Inc.*	6,429	2,117,648
Quest Diagnostics, Inc.	18,554	3,139,337
Regeneron Pharmaceuticals, Inc.	19,258	12,214,001
ResMed, Inc.	14,260	3,192,101
Revvity, Inc.Δ	17,319	1,832,350
Solventum Corporation*	15,682	1,192,459
Stryker Corporation	35,798	13,325,805
Thermo Fisher Scientific, Inc.	42,620	21,207,712
UnitedHealth Group, Inc.	91,931	48,148,861
Universal Health Services, Inc. Class B	8,482	1,593,768
Vertex Pharmaceuticals, Inc.*	36,920	17,899,554
Viatris, Inc.	708,372	6,169,920
Waters Corporation*	6,773	2,496,325
West Pharmaceutical Services, Inc.	8,163	1,827,532
Zimmer Biomet Holdings, Inc.	21,601	2,444,801
Zoetis, Inc.	91,767	15,109,437
		474,161,117
Industrials — 7.7%
3M Co.	52,734	7,744,515
A.O. Smith Corporation	16,217	1,059,943
AMETEK, Inc.	25,509	4,391,119
Automatic Data Processing, Inc.	49,116	15,006,411
Axon Enterprise, Inc.*	6,555	3,447,602
Boeing Co. (The)*	72,684	12,396,256
Broadridge Financial Solutions, Inc.	13,628	3,304,245
Builders FirstSource, Inc.*	8,558	1,069,237
C.H. Robinson Worldwide, Inc.	12,459	1,275,802
Carrier Global Corporation	78,938	5,004,669
Caterpillar, Inc.	45,723	15,079,445
Cintas Corporation	27,719	5,697,086
Copart, Inc.*	62,547	3,539,535
CSX Corporation	185,964	5,472,921
Cummins, Inc.	12,679	3,974,106
Dayforce, Inc.Δ*	12,769	744,816
Deere & Co.	25,133	11,796,174
	Shares	Value
Delta Air Lines, Inc.	66,318	$2,891,465
Dover Corporation	11,833	2,078,821
Emerson Electric Co.	56,724	6,219,219
Equifax, Inc.	11,539	2,810,439
Expeditors International of Washington, Inc.	10,368	1,246,752
Fastenal Co.	52,446	4,067,187
FedEx Corporation	22,169	5,404,359
Fortive Corporation	31,205	2,283,582
GE Vernova, Inc.	26,334	8,039,244
Generac Holdings, Inc.*	3,923	496,848
General Dynamics Corporation	26,183	7,136,962
General Electric Co.	102,962	20,607,844
Honeywell International, Inc.Δ	63,790	13,507,532
Howmet Aerospace, Inc.	32,752	4,248,917
Hubbell, Inc.	4,746	1,570,499
Huntington Ingalls Industries, Inc.	2,805	572,332
IDEX Corporation	6,919	1,252,131
Illinois ToolWorks, Inc.	27,249	6,758,024
Ingersoll-Rand, Inc.	28,689	2,295,981
J.B. Hunt Transport Services, Inc.	6,373	942,885
Jacobs Solutions, Inc.	12,870	1,555,854
L3Harris Technologies, Inc.	20,994	4,394,254
Leidos Holdings, Inc.	16,258	2,193,855
Lennox International, Inc.	2,901	1,626,968
Lockheed Martin Corporation	23,829	10,644,653
Masco Corporation	23,878	1,660,476
Nordson Corporation	5,292	1,067,502
Norfolk Southern Corporation	21,910	5,189,384
Northrop Grumman Corporation	15,674	8,025,245
Old Dominion Freight Line, Inc.	14,856	2,457,925
Otis Worldwide Corporation	37,638	3,884,242
PACCAR, Inc.	52,087	5,071,711
Parker-Hannifin Corporation	11,688	7,104,551
Paychex, Inc.	37,853	5,839,961
Paycom Software, Inc.	3,850	841,148
Quanta Services, Inc.	9,548	2,426,911
Republic Services, Inc.	20,308	4,917,785
Rockwell Automation, Inc.	10,845	2,802,131
Rollins, Inc.	21,375	1,154,891
RTX Corporation	149,700	19,829,262
Snap-on, Inc.	5,899	1,988,022
Southwest Airlines Co.	69,304	2,327,228
Stanley Black & Decker, Inc.Δ	15,175	1,166,654
Textron, Inc.	15,886	1,147,764
TransDigm Group, Inc.	5,382	7,444,867
Uber Technologies, Inc.*	200,812	14,631,162
Union Pacific Corporation	60,128	14,204,639
United Airlines Holdings, Inc.*	32,343	2,233,284
United Parcel Service, Inc. Class B	75,268	8,278,727
United Rentals, Inc.	5,125	3,211,838
Veralto Corporation	15,414	1,502,094
Verisk Analytics, Inc.	17,445	5,191,981
W.W. Grainger, Inc.	3,812	3,765,608
Waste Management, Inc.	35,857	8,301,254

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Westinghouse Air Brake Technologies Corporation	13,439	$2,437,163
Xylem, Inc.	21,548	2,574,124
		368,530,023
Information Technology — 27.9%
Adobe, Inc.*	42,172	16,174,227
Advanced Micro Devices, Inc.*	153,580	15,778,809
Akamai Technologies, Inc.*	13,007	1,047,063
Amphenol Corporation Class A	111,218	7,294,789
Analog Devices, Inc.	49,138	9,909,660
ANSYS, Inc.*	7,568	2,395,726
Apple, Inc.	1,466,544	325,763,419
Applied Materials, Inc.	75,421	10,945,096
Arista Networks, Inc.*	93,516	7,245,620
Autodesk, Inc.*	18,971	4,966,608
Broadcom, Inc.	455,932	76,336,695
Cadence Design Systems, Inc.*	25,390	6,457,439
CDW Corporation	11,000	1,762,860
Cisco Systems, Inc.	397,745	24,544,844
Cognizant Technology Solutions Corporation Class A	48,265	3,692,272
Corning, Inc.	82,613	3,782,023
Crowdstrike Holdings, Inc. Class A*	22,763	8,025,779
Dell Technologies, Inc. Class C	29,747	2,711,439
Enphase Energy, Inc.*	12,624	783,319
EPAM Systems, Inc.*	4,977	840,317
F5, Inc.*	3,085	821,443
Fair Isaac Corporation*	2,382	4,392,789
First Solar, Inc.*	10,814	1,367,214
Fortinet, Inc.*	60,698	5,842,789
Gartner, Inc.*	6,492	2,724,952
Gen Digital, Inc.	62,969	1,671,197
GoDaddy, Inc. Class A*	12,575	2,265,260
Hewlett Packard Enterprise Co.	153,179	2,363,552
HP, Inc.	121,150	3,354,643
Intel Corporation	413,151	9,382,659
International Business Machines Corporation	92,060	22,891,640
Intuit, Inc.	27,384	16,813,502
Jabil, Inc.	8,416	1,145,165
Juniper Networks, Inc.	39,466	1,428,275
Keysight Technologies, Inc.*	13,420	2,009,913
KLA Corporation	12,003	8,159,639
Lam Research Corporation	117,645	8,552,791
Microchip Technology, Inc.	49,200	2,381,772
Micron Technology, Inc.	105,058	9,128,490
Microsoft Corporation	725,452	272,327,426
Monolithic Power Systems, Inc.	4,186	2,427,796
Motorola Solutions, Inc.	16,739	7,328,502
NetApp, Inc.	23,896	2,099,025
NVIDIA Corporation	2,381,947	258,155,416
ON Semiconductor Corporation*	33,696	1,371,090
Oracle Corporation	157,906	22,076,838
Palantir Technologies, Inc. Class A*	197,761	16,691,028
Palo Alto Networks, Inc.*	62,306	10,631,896
PTC, Inc.*	8,371	1,297,086
QUALCOMM, Inc.	106,577	16,371,293
Roper Technologies, Inc.	10,888	6,419,347
	Shares	Value
Salesforce, Inc.	92,896	$24,929,571
ServiceNow, Inc.*	19,884	15,830,448
Skyworks Solutions, Inc.	15,419	996,530
Super Micro Computer, Inc.Δ*	46,882	1,605,240
Synopsys, Inc.*	13,802	5,918,988
Teledyne Technologies, Inc.*	5,375	2,675,191
Teradyne, Inc.	9,806	809,976
Texas Instruments, Inc.	91,913	16,516,766
Trimble, Inc.*	19,275	1,265,404
Tyler Technologies, Inc.*	4,548	2,644,162
VeriSign, Inc.Δ*	7,682	1,950,229
Western Digital Corporation*	35,458	1,433,567
Workday, Inc. Class A*	20,656	4,823,796
Zebra Technologies Corporation Class A*	4,187	1,183,079
		1,336,935,379
Materials — 1.4%
Air Products and Chemicals, Inc.	22,541	6,647,792
Albemarle CorporationΔ	9,480	682,750
Avery Dennison Corporation	5,863	1,043,438
Ball Corporation	26,240	1,366,317
CF Industries Holdings, Inc.	17,573	1,373,330
Corteva, Inc.	68,267	4,296,042
Dow, Inc.	94,964	3,316,143
DuPont de Nemours, Inc.	47,302	3,532,513
Eastman Chemical Co.	14,389	1,267,815
Ecolab, Inc.	25,073	6,356,507
Freeport-McMoRan, Inc.	125,741	4,760,554
International Flavors & Fragrances, Inc.	30,254	2,348,013
International Paper Co.	51,522	2,748,699
Martin Marietta Materials, Inc.	5,018	2,399,256
Mosaic Co. (The)	35,598	961,502
Newmont Corporation	104,840	5,061,675
Nucor Corporation	20,449	2,460,833
Packaging Corporation of America	10,735	2,125,745
PPG Industries, Inc.	19,496	2,131,888
Sherwin-Williams Co. (The)	21,527	7,517,013
Steel Dynamics, Inc.	10,955	1,370,251
Vulcan Materials Co.	11,371	2,652,854
		66,420,930
Real Estate — 2.2%
Alexandria Real Estate Equities, Inc. REIT	13,587	1,256,933
American Tower Corporation REIT	52,833	11,496,461
AvalonBay Communities, Inc. REIT	14,896	3,196,980
BXP, Inc. REIT	11,272	757,366
Camden Property Trust REIT	8,401	1,027,442
CBRE Group, Inc. Class A*	32,062	4,193,068
CoStar Group, Inc.*	41,877	3,317,915
Crown Castle, Inc. REIT	63,865	6,656,649
Digital Realty Trust, Inc. REIT	28,137	4,031,751
Equinix, Inc. REIT	8,812	7,184,864
Equity Residential REIT	40,640	2,909,011
Essex Property Trust, Inc. REIT	8,395	2,573,655
Extra Space Storage, Inc. REIT	20,100	2,984,649
Federal Realty Investment Trust REIT	5,137	502,501

	Shares	Value
Healthpeak Properties, Inc. REIT	73,752	$1,491,265
Host Hotels & Resorts, Inc. REIT	47,716	678,044
Invitation Homes, Inc. REIT	60,850	2,120,623
Iron Mountain, Inc. REIT	27,908	2,401,204
Kimco Realty Corporation REIT	64,496	1,369,895
Mid-America Apartment Communities, Inc. REIT	13,360	2,238,869
Prologis, Inc. REIT	89,074	9,957,583
Public Storage REIT	15,968	4,779,063
Regency Centers Corporation REIT	22,747	1,677,819
SBA Communications Corporation REIT	9,699	2,133,877
Simon Property Group, Inc. REIT	30,590	5,080,387
UDR, Inc. REIT	34,368	1,552,403
Ventas, Inc. REIT	46,794	3,217,555
Welltower, Inc. REIT	66,629	10,208,229
Weyerhaeuser Co. REIT	61,400	1,797,792
		102,793,853
Utilities — 2.6%
AES Corporation (The)	84,414	1,048,422
Alliant Energy Corporation	22,632	1,456,369
Ameren CorporationΔ	19,884	1,996,354
American Electric Power Co., Inc.	61,983	6,772,882
American Water Works Co., Inc.	27,182	4,009,889
Atmos Energy CorporationΔ	16,716	2,583,959
CenterPoint Energy, Inc.	50,231	1,819,869
CMS Energy Corporation	24,417	1,833,961
Consolidated Edison, Inc.	54,284	6,003,268
Constellation Energy Corporation	29,265	5,900,702
Dominion Energy, Inc.	85,494	4,793,649
DTE Energy Co.	18,119	2,505,314
Duke Energy Corporation	95,085	11,597,517
Edison International	35,412	2,086,475
Entergy CorporationΔ	40,288	3,444,221
Evergy, Inc.	18,834	1,298,604
Eversource Energy	46,832	2,908,735
Exelon Corporation	121,246	5,587,016
FirstEnergy Corporation	55,593	2,247,069
NextEra Energy, Inc.	206,649	14,649,348
NiSource, Inc.	23,079	925,237
NRG Energy, Inc.	19,377	1,849,728
PG&E Corporation	188,273	3,234,530
Pinnacle West Capital Corporation	5,256	500,634
PPL Corporation	65,214	2,354,878
Public Service Enterprise Group, Inc.	46,751	3,847,607
Sempra	64,983	4,637,187
Southern Co. (The)	129,801	11,935,202
Vistra Corporation	30,698	3,605,173
WEC Energy Group, Inc.	35,929	3,915,542
Xcel Energy, Inc.Δ	60,749	4,300,422
		125,649,763
Total Common Stocks (Cost $2,461,040,223)		4,485,416,044
	Shares	Value
FOREIGN COMMON STOCKS — 2.8%
Canada — 0.0%
Enerflex, Ltd.	6	$46
Curacao — 0.1%
Schlumberger NV	110,637	4,624,627
Ireland — 2.1%
Accenture PLC Class AΔ	61,772	19,275,335
Allegion PLC	9,625	1,255,678
Aon PLC Class A	21,693	8,657,459
Eaton Corporation PLCΔ	36,486	9,917,989
Johnson Controls International PLC	67,201	5,383,472
Linde PLC	48,289	22,485,290
Medtronic PLC	146,157	13,133,668
Pentair PLC	7,659	670,009
Seagate Technology Holdings PLCΔ	23,569	2,002,187
Smurfit WestRock PLC	44,756	2,016,705
STERIS PLC	11,164	2,530,321
TE Connectivity PLC	31,453	4,444,938
Trane Technologies PLCΔ	23,477	7,909,871
Willis Towers Watson PLC	10,753	3,633,976
		103,316,898
Jersey — 0.1%
Amcor PLCΔ	174,148	1,689,236
Aptiv PLC*	26,900	1,600,550
		3,289,786
Netherlands — 0.1%
LyondellBasell Industries NV Class A	38,136	2,684,774
NXP Semiconductor NV	24,211	4,601,543
		7,286,317
Switzerland — 0.4%
Bunge Global SA	15,898	1,214,925
Chubb, Ltd.	42,570	12,855,714
Garmin, Ltd.	15,459	3,356,613
		17,427,252
Total Foreign Common Stocks (Cost $85,165,194)		135,944,926
MONEY MARKET FUNDS — 3.2%
Northern Institutional Liquid Assets Portfolio (Shares), 4.38%Ø§	2,004,117	2,004,117
GuideStone Money Market Fund, 4.26% (Institutional Class)Ø∞	149,314,602	149,314,602
Total Money Market Funds (Cost $151,318,719)		151,318,719
TOTAL INVESTMENTS — 99.8% (Cost $2,697,524,136)		4,772,679,689
Other Assets in Excess of Liabilities — 0.2%		11,039,915
NET ASSETS — 100.0%		$4,783,719,604

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at March 31, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	06/2025	547	$154,616,388	$(682,995)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2024, see Schedule of Investments in the Fund’s Annual Financial Statements.

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 91.3%
Communication Services — 4.6%
AT&T, Inc.	59,639	$1,686,591
Charter Communications, Inc. Class A*	780	287,453
Comcast Corporation Class A	30,491	1,125,118
Electronic Arts, Inc.	2,051	296,410
Fox Corporation Class A	476	26,942
Fox Corporation Class B	3,618	190,705
Frontier Communications Parent, Inc.*	1,224	43,893
IAC, Inc.*	1,060	48,696
Interpublic Group of Cos., Inc. (The)	2,274	61,762
Iridium Communications, Inc.	870	23,768
Liberty Broadband Corporation*	798	67,870
Liberty Broadband Corporation Class A*	105	8,925
Liberty Media Corporation-Liberty Formula One Class A*	387	31,529
Liberty Media Corporation-Liberty Formula One Class C*	905	81,459
Liberty Media Corporation-Liberty Live Class A*	448	30,124
Liberty Media Corporation-Liberty Live Class C*	173	11,788
Madison Square Garden Sports Corporation*	119	23,172
New York Times Co. (The) Class A	831	41,218
News Corporation Class A	2,285	62,198
News Corporation Class B	931	28,274
Nexstar Media Group, Inc. Class A	191	34,231
Omnicom Group, Inc.	1,358	112,592
Paramount Global Class B	5,200	62,192
Roku, Inc.*	807	56,845
Sirius XM Holdings, Inc.Δ	2,604	58,707
Take-Two Interactive Software, Inc.*	1,292	267,767
TKO Group Holdings, Inc.	636	97,187
T-Mobile US, Inc.	3,915	1,044,170
TripAdvisor, Inc.*	1,766	25,024
Verizon Communications, Inc.	34,135	1,548,364
Walt Disney Co. (The)	14,357	1,417,036
Warner Bros Discovery, Inc.*	20,250	217,282
ZoomInfo Technologies, Inc.*	2,992	29,920
		9,149,212
Consumer Discretionary — 5.4%
ADT, Inc.	2,684	21,848
Advance Auto Parts, Inc.Δ	456	17,880
Aramark	1,888	65,174
AutoNation, Inc.*	138	22,345
AutoZone, Inc.*	13	49,566
Bath & Body Works, Inc.	1,381	41,872
Best Buy Co., Inc.	1,727	127,124
Booking Holdings, Inc.	21	96,745
BorgWarner, Inc.	2,686	76,954
Bright Horizons Family Solutions, Inc.*	438	55,643
Brunswick Corporation	311	16,747
Capri Holdings, Ltd.*	604	11,917
CarMax, Inc.*	1,159	90,309
	Shares	Value
Carnival Corporation*	6,987	$136,456
Carter's, Inc.	116	4,744
Carvana Co.*	551	115,203
Crocs, Inc.*	260	27,612
D.R. Horton, Inc.	2,168	275,618
Darden Restaurants, Inc.	587	121,955
Dick's Sporting Goods, Inc.	359	72,360
Domino’s Pizza, Inc.	164	75,350
DoorDash, Inc. Class AΔ*	388	70,915
Dutch Bros., Inc. Class A*	541	33,401
eBay, Inc.	4,111	278,438
Etsy, Inc.*	247	11,653
Floor & Decor Holdings, Inc. Class A*	508	40,879
Ford Motor Co.	29,435	295,233
GameStop Corporation Class AΔ*	2,685	59,929
Gap, Inc. (The)	896	18,467
General Motors Co.	8,006	376,522
Gentex Corporation	1,119	26,073
Genuine Parts Co.	1,435	170,966
Grand Canyon Education, Inc.*	40	6,921
H&R Block, Inc.	848	46,564
Harley-Davidson, Inc.	462	11,665
Hasbro, Inc.	561	34,496
Hilton Worldwide Holdings, Inc.	1,043	237,335
Home Depot, Inc. (The)	1,677	614,604
Hyatt Hotels Corporation Class A	206	25,235
Kohl’s CorporationΔ	1,527	12,491
Lear Corporation	656	57,872
Leggett & Platt, Inc.	3,179	25,146
Lennar Corporation Class A	1,791	205,571
Lithia Motors, Inc.	189	55,479
LKQ Corporation	2,863	121,792
Lowe’s Cos., Inc.	4,399	1,025,979
Lucid Group, Inc.Δ*	5,070	12,269
Macy’s, Inc.	2,253	28,298
Marriott International, Inc. Class A	1,671	398,032
Marriott Vacations Worldwide Corporation	292	18,758
Mattel, Inc.*	3,043	59,125
McDonald’s Corporation	5,492	1,715,536
Mohawk Industries, Inc.*	337	38,479
Newell Brands, Inc.	2,906	18,017
NIKE, Inc. Class B	3,672	233,099
Nordstrom, Inc.	1,043	25,501
NVR, Inc.*	21	152,132
O’Reilly Automotive, Inc.*	45	64,466
Ollie's Bargain Outlet Holdings, Inc.*	617	71,794
Penske Automotive Group, Inc.	192	27,644
Planet Fitness, Inc. Class A*	198	19,129
Polaris, Inc.Δ	403	16,499
PulteGroup, Inc.	1,309	134,565
PVH Corporation	358	23,141
QuantumScape CorporationΔ*	3,710	15,434
Ralph Lauren Corporation	251	55,406
RHΔ*	81	18,987
Rivian Automotive, Inc. Class AΔ*	6,171	76,829
Ross Stores, Inc.	1,947	248,807

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Royal Caribbean Cruises, Ltd.	1,077	$221,259
Service Corporation International	1,293	103,699
SharkNinja, Inc.*	291	24,272
Skechers U.S.A., Inc. Class A*	960	54,509
Starbucks Corporation	2,117	207,657
Tapestry, Inc.	1,755	123,570
Thor Industries, Inc.	326	24,714
TJX Cos., Inc. (The)	3,622	441,160
Toll Brothers, Inc.	526	55,540
TopBuild Corporation*	177	53,976
Travel + Leisure Co.	493	22,821
Under Armour, Inc. Class C*	968	5,760
Vail Resorts, Inc.	60	9,601
VF CorporationΔ	3,173	49,245
Wayfair, Inc. Class AΔ*	385	12,332
Wendy's Co. (The)	1,305	19,092
Whirlpool CorporationΔ	396	35,691
Williams-Sonoma, Inc.	280	44,268
Wyndham Hotels & Resorts, Inc.	521	47,156
Yum! Brands, Inc.	1,543	242,806
		10,658,123
Consumer Staples — 7.6%
Albertsons Cos., Inc. Class A	3,283	72,193
Archer-Daniels-Midland Co.	4,191	201,210
BellRing Brands, Inc.*	939	69,918
BJ's Wholesale Club Holdings, Inc.*	894	102,005
Casey’s General Stores, Inc.	214	92,885
Church & Dwight Co., Inc.	1,942	213,795
Coca-Cola Co. (The)	16,519	1,183,091
Coca-Cola Consolidated, Inc.	60	81,000
Colgate-Palmolive Co.	4,288	401,786
Conagra Brands, Inc.	6,383	170,235
Coty, Inc. Class A*	5,539	30,298
Darling Ingredients, Inc.*	1,055	32,958
Dollar General Corporation	2,028	178,322
Dollar Tree, Inc.*	1,434	107,650
Estee Lauder Cos., Inc. (The) Class A	1,399	92,334
Flowers Foods, Inc.	2,526	48,019
Freshpet, Inc.*	172	14,305
General Mills, Inc.	7,287	435,690
Grocery Outlet Holding Corporation*	444	6,207
Hershey Co. (The)	1,103	188,646
Hormel Foods Corporation	4,336	134,156
Ingredion, Inc.	594	80,315
J.M. Smucker Co. (The)	1,154	136,645
Kellanova	2,921	240,953
Kenvue, Inc.	18,793	450,656
Keurig Dr. Pepper, Inc.	12,612	431,583
Kimberly-Clark Corporation	1,926	273,916
Kraft Heinz Co. (The)	11,676	355,301
Kroger Co. (The)Δ	5,481	371,009
Lamb Weston Holdings, Inc.	759	40,455
Maplebear, Inc.*	1,197	47,748
McCormick & Co., Inc. (Non-Voting Shares)	2,533	208,491
Mondelez International, Inc. Class A	12,410	842,018
Monster Beverage Corporation*	2,139	125,174
	Shares	Value
PepsiCo, Inc.	4,354	$652,839
Pilgrim’s Pride Corporation*	669	36,467
Post Holdings, Inc.Δ*	476	55,387
Procter & Gamble Co. (The)	15,479	2,637,931
Reynolds Consumer Products, Inc.	655	15,628
Seaboard Corporation	3	8,091
Spectrum Brands Holdings, Inc.	255	18,245
Sysco Corporation	1,906	143,026
Target Corporation	3,677	383,732
The Campbell's Co.	3,226	128,782
Tyson Foods, Inc. Class A	3,486	222,442
U.S. Foods Holding Corporation*	1,593	104,278
Walmart, Inc.	34,869	3,061,150
		14,928,965
Energy — 6.7%
Antero Midstream Corporation	2,130	38,340
Antero Resources Corporation*	2,015	81,487
APA Corporation	2,090	43,932
Baker Hughes Co.	7,062	310,375
Cheniere Energy, Inc.	868	200,855
Chevron Corporation	13,629	2,279,995
Chord Energy Corporation	424	47,793
Civitas Resources, Inc.Δ	673	23,481
ConocoPhillips	10,422	1,094,518
Coterra Energy, Inc.	5,680	164,152
Devon Energy Corporation	5,119	191,451
Diamondback Energy, Inc.	1,436	229,588
DT Midstream, Inc.	771	74,386
EOG Resources, Inc.	4,613	591,571
EQT Corporation	3,731	199,347
Expand Energy Corporation	1,385	154,178
Exxon Mobil Corporation	35,239	4,190,974
Halliburton Co.	6,169	156,508
Hess Corporation	699	111,651
HF Sinclair Corporation	1,511	49,682
Kinder Morgan, Inc.	15,194	433,485
Marathon Petroleum Corporation	2,602	379,085
Matador Resources Co.	371	18,954
NOV, Inc.	2,112	32,145
Occidental Petroleum Corporation	5,014	247,491
ONEOK, Inc.	4,775	473,776
Ovintiv, Inc.	1,514	64,799
Permian Resources Corporation	2,565	35,525
Phillips 66	3,096	382,294
Range Resources Corporation	1,059	42,286
Valero Energy Corporation	2,352	310,629
Viper Energy, Inc.	593	26,774
Williams Cos., Inc. (The)	9,329	557,501
		13,239,008
Financials — 21.8%
Affirm Holdings, Inc.*	1,858	83,963
Aflac, Inc.	5,022	558,396
AGNC Investment Corporation REITΔ	10,324	98,904
Allstate Corporation (The)	1,847	382,458
Ally Financial, Inc.	1,013	36,944

	Shares	Value
American Express Co.	2,708	$728,587
American Financial Group, Inc.	583	76,571
American International Group, Inc.	5,301	460,869
Ameriprise Financial, Inc.	50	24,206
Annaly Capital Management, Inc. REIT	7,228	146,801
Apollo Global Management, Inc.	991	135,708
Arch Capital Group, Ltd.	2,634	253,338
Arthur J. Gallagher & Co.	1,908	658,718
Assurant, Inc.	300	62,925
Assured Guaranty, Ltd.	287	25,285
Axis Capital Holdings, Ltd.	375	37,590
Bank of America Corporation	52,678	2,198,253
Bank of New York Mellon Corporation (The)	6,196	519,659
Bank OZKΔ	729	31,675
Berkshire Hathaway, Inc. Class B*	14,390	7,663,826
Blackrock, Inc.	1,152	1,090,345
Block, Inc.*	2,247	122,080
Brighthouse Financial, Inc.*	507	29,401
Brown & Brown, Inc.	933	116,065
Capital One Financial Corporation	2,692	482,676
Carlyle Group, Inc. (The)	1,589	69,265
Cboe Global Markets, Inc.	1,002	226,743
Charles Schwab Corporation (The)	11,434	895,054
Cincinnati Financial Corporation	1,235	182,434
Citigroup, Inc.	14,500	1,029,355
Citizens Financial Group, Inc.	3,986	163,306
CME Group, Inc.	3,060	811,787
CNA Financial Corporation	2,064	104,831
Coinbase Global, Inc. Class A*	193	33,240
Columbia Banking System, Inc.	1,700	42,398
Comerica, Inc.	982	57,997
Corebridge Financial, Inc.	2,345	74,032
Credit Acceptance CorporationΔ*	27	13,941
Cullen/Frost Bankers, Inc.	436	54,587
Discover Financial Services	1,670	285,069
East West Bancorp, Inc.	887	79,617
Euronet Worldwide, Inc.*	204	21,797
Evercore, Inc. Class A	54	10,785
Everest Group, Ltd.	275	99,916
FactSet Research Systems, Inc.	146	66,377
Fidelity National Financial, Inc.	1,944	126,516
Fidelity National Information Services, Inc.	4,247	317,166
Fifth Third Bancorp	5,109	200,273
First American Financial Corporation	743	48,763
First Citizens BancShares, Inc. Class A	90	166,871
First Hawaiian, Inc.	562	13,735
First Horizon Corporation	2,997	58,202
Fiserv, Inc.*	3,054	674,415
FNB Corporation	3,594	48,339
Franklin Resources, Inc.	2,992	57,596
Global Payments, Inc.	1,680	164,506
Globe Life, Inc.	779	102,610
Goldman Sachs Group, Inc. (The)	1,798	982,229
Hanover Insurance Group, Inc. (The)	160	27,832
	Shares	Value
Hartford Insurance Group, Inc. (The)	2,154	$266,514
Houlihan Lokey, Inc.	294	47,481
Huntington Bancshares, Inc.	6,238	93,632
Interactive Brokers Group, Inc. Class A	727	120,384
Intercontinental Exchange, Inc.	4,631	798,848
Invesco, Ltd.	4,106	62,288
Jack Henry & Associates, Inc.	540	98,604
Jefferies Financial Group, Inc.	1,325	70,980
JPMorgan Chase & Co.	21,965	5,388,014
Kemper Corporation	372	24,868
KeyCorp	7,730	123,603
KKR & Co., Inc.	3,595	415,618
Lazard, Inc.Δ	15	650
Lincoln National Corporation	1,223	43,918
Loews Corporation	889	81,708
M&T Bank Corporation	1,439	257,221
Markel Corporation*	61	114,046
MarketAxess Holdings, Inc.	212	45,866
Marsh & McLennan Cos., Inc.	3,650	890,709
MetLife, Inc.	4,499	361,225
MGIC Investment Corporation	1,510	37,418
Morgan Stanley	8,405	980,611
MSCI, Inc.	264	149,292
Nasdaq, Inc.	3,126	237,138
Northern Trust Corporation	1,935	190,888
Old Republic International Corporation	2,132	83,617
OneMain Holdings, Inc.	972	47,511
PayPal Holdings, Inc.*	7,562	493,421
Pinnacle Financial Partners, Inc.	110	11,664
PNC Financial Services Group, Inc. (The)	3,051	536,274
Popular, Inc.	352	32,514
Primerica, Inc.	166	47,232
Principal Financial Group, Inc.	1,685	142,163
Progressive Corporation (The)	918	259,803
Prosperity Bancshares, Inc.	588	41,966
Prudential Financial, Inc.	2,657	296,734
Raymond James Financial, Inc.	1,227	170,443
Regions Financial Corporation	7,234	157,195
Reinsurance Group of America, Inc.	466	91,755
Rithm Capital Corporation REIT	2,009	23,003
RLI Corporation	374	30,043
Robinhood Markets, Inc. Class A*	5,155	214,551
S&P Global, Inc.	2,495	1,267,709
SEI Investments Co.	617	47,898
SLM Corporation	959	28,166
SoFi Technologies, Inc.*	6,461	75,141
Starwood Property Trust, Inc. REITΔ	1,381	27,302
State Street Corporation	2,117	189,535
Stifel Financial Corporation	741	69,847
Synchrony Financial	2,054	108,739
Synovus Financial Corporation	581	27,156
T. Rowe Price Group, Inc.	1,240	113,919
TFS Financial Corporation	1,046	12,960
TPG, Inc.Δ	46	2,182

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Tradeweb Markets, Inc. Class A	610	$90,561
Travelers Cos., Inc. (The)	1,778	470,210
Truist Financial Corporation	10,926	449,605
U.S. Bancorp	12,055	508,962
Unum Group	1,202	97,915
Virtu Financial, Inc. Class A	751	28,628
Voya Financial, Inc.	909	61,594
W.R. Berkley Corporation	2,336	166,230
Webster Financial Corporation	1,563	80,573
Wells Fargo & Co.	25,804	1,852,469
Western Alliance Bancorp	621	47,711
Western Union Co. (The)	2,540	26,873
WEX, Inc.*	225	35,330
White Mountains Insurance Group, Ltd.	8	15,406
Zions Bancorp NA	877	43,727
		42,864,588
Health Care — 12.8%
Abbott Laboratories	14,324	1,900,079
Acadia Healthcare Co., Inc.*	1,050	31,836
Agilent Technologies, Inc.	2,494	291,748
Align Technology, Inc.*	194	30,819
Alnylam Pharmaceuticals, Inc.*	586	158,232
Amedisys, Inc.*	380	35,199
Amgen, Inc.	1,860	579,483
Avantor, Inc.*	6,026	97,681
Azenta, Inc.*	710	24,594
Baxter International, Inc.	4,559	156,055
Becton, Dickinson and Co.	2,438	558,448
Biogen, Inc.*	2,477	338,953
BioMarin Pharmaceutical, Inc.*	3,490	246,708
Bio-Rad Laboratories, Inc. Class A*	239	58,211
Boston Scientific Corporation*	11,888	1,199,261
Bristol-Myers Squibb Co.	21,315	1,300,002
Bruker Corporation	352	14,692
Cardinal Health, Inc.	1,144	157,609
Centene Corporation*	4,334	263,117
Certara, Inc.*	1,253	12,405
Charles River Laboratories International, Inc.*	424	63,821
Chemed Corporation	151	92,913
Cigna Group (The)	2,114	695,506
Danaher Corporation	5,163	1,058,415
DENTSPLY SIRONA, Inc.	1,831	27,355
Doximity, Inc. Class A*	1,487	86,291
Edwards Lifesciences Corporation*	3,850	279,048
Elanco Animal Health, Inc.*	12,985	136,343
Elevance Health, Inc.	1,667	725,078
Encompass Health Corporation	1,179	119,409
Enovis Corporation*	373	14,252
Envista Holdings Corporation*	1,454	25,096
Exact Sciences CorporationΔ*	1,748	75,671
Exelixis, Inc.*	4,304	158,904
Fortrea Holdings, Inc.*	797	6,017
GE HealthCare Technologies, Inc.	3,027	244,309
Gilead Sciences, Inc.	11,985	1,342,919
Globus Medical, Inc. Class A*	722	52,850
	Shares	Value
GRAIL, Inc.Δ*	1,466	$37,442
HCA Healthcare, Inc.	1,233	426,063
Henry Schein, Inc.*	1,447	99,105
Hologic, Inc.*	1,938	119,710
Humana, Inc.	976	258,250
Illumina, Inc.*	1,313	104,173
Incyte Corporation*	3,635	220,099
Ionis Pharmaceuticals, Inc.*	2,766	83,450
IQVIA Holdings, Inc.*	1,126	198,514
Labcorp Holdings, Inc.	862	200,622
Masimo Corporation*	166	27,656
McKesson Corporation	650	437,444
Mettler-Toledo International, Inc.*	173	204,297
Moderna, Inc.Δ*	3,377	95,738
Molina Healthcare, Inc.*	252	83,006
Organon & Co.	10,850	161,557
Premier, Inc. Class AΔ	3,729	71,895
Quest Diagnostics, Inc.	1,364	230,789
QuidelOrtho Corporation*	438	15,317
Regeneron Pharmaceuticals, Inc.	1,018	645,646
Repligen Corporation*	365	46,443
ResMed, Inc.	834	186,691
Revvity, Inc.	1,119	118,390
Roivant Sciences, Ltd.Δ*	13,398	135,186
Solventum Corporation*	1,233	93,757
Sotera Health Co.*	1,844	21,501
Stryker Corporation	2,101	782,097
Teleflex, Inc.	413	57,072
Tenet Healthcare Corporation*	845	113,653
Thermo Fisher Scientific, Inc.	3,164	1,574,406
United Therapeutics Corporation*	728	224,421
UnitedHealth Group, Inc.	6,742	3,531,123
Universal Health Services, Inc. Class B	628	118,001
Vertex Pharmaceuticals, Inc.*	1,462	708,807
Viatris, Inc.	32,913	286,672
Waters Corporation*	190	70,028
West Pharmaceutical Services, Inc.	245	54,851
Zimmer Biomet Holdings, Inc.	1,710	193,538
Zoetis, Inc.	2,609	429,572
		25,126,311
Industrials — 12.6%
3M Co.	3,664	538,095
A.O. Smith Corporation	1,076	70,327
Acuity, Inc.	224	58,990
Advanced Drainage Systems, Inc.	290	31,509
AECOM	1,070	99,221
AGCO Corporation	472	43,693
Air Lease Corporation	457	22,078
Alaska Air Group, Inc.*	1,150	56,603
Allison Transmission Holdings, Inc.	407	38,938
Amentum Holdings, Inc.*	1,021	18,582
American Airlines Group, Inc.*	3,333	35,163
AMETEK, Inc.	1,865	321,041
API Group Corporation*	1,596	57,073
Armstrong World Industries, Inc.	196	27,612

	Shares	Value
Automatic Data Processing, Inc.	607	$185,457
Avis Budget Group, Inc.Δ*	89	6,755
Boeing Co. (The)*	4,797	818,128
Broadridge Financial Solutions, Inc.	207	50,189
Builders FirstSource, Inc.*	737	92,081
BWX Technologies, Inc.	488	48,141
C.H. Robinson Worldwide, Inc.	972	99,533
CACI International, Inc. Class A*	166	60,909
Carlisle Cos., Inc.	336	114,408
Carrier Global Corporation	6,806	431,500
Caterpillar, Inc.	3,183	1,049,753
Cintas Corporation	136	27,952
Clean Harbors, Inc.*	235	46,319
Concentrix Corporation	396	22,033
Crane Co.	171	26,194
CSX Corporation	14,576	428,972
Cummins, Inc.	1,075	336,948
Curtiss-Wright Corporation	244	77,414
Dayforce, Inc.*	1,172	68,363
Deere & Co.	2,020	948,087
Delta Air Lines, Inc.	5,172	225,499
Donaldson Co., Inc.	810	54,319
Dover Corporation	958	168,301
Dun & Bradstreet Holdings, Inc.	3,147	28,134
EMCOR Group, Inc.	124	45,834
Emerson Electric Co.	4,535	497,217
Equifax, Inc.	663	161,480
Esab Corporation	375	43,688
Everus Construction Group, Inc.*	366	13,575
Expeditors International of Washington, Inc.	729	87,662
Fastenal Co.	487	37,767
FedEx Corporation	1,858	452,943
Ferguson Enterprises, Inc.	1,313	210,382
Flowserve Corporation	500	24,420
Fortive Corporation	1,984	145,189
Fortune Brands Innovations, Inc.	1,033	62,889
FTI Consulting, Inc.*	316	51,849
GE Vernova, Inc.	2,128	649,636
Generac Holdings, Inc.*	92	11,652
General Dynamics Corporation	2,126	579,505
General Electric Co.	6,522	1,305,378
Genpact, Ltd.	1,201	60,506
Graco, Inc.	1,218	101,715
GXO Logistics, Inc.*	454	17,742
Hexcel Corporation	646	35,375
Honeywell International, Inc.Δ	4,267	903,537
Howmet Aerospace, Inc.	2,852	369,990
Hubbell, Inc.	395	130,709
Huntington Ingalls Industries, Inc.	134	27,341
IDEX Corporation	634	114,735
Illinois ToolWorks, Inc.	1,801	446,666
Ingersoll-Rand, Inc.	3,021	241,771
ITT, Inc.	297	38,361
J.B. Hunt Transport Services, Inc.	396	58,588
Jacobs Solutions, Inc.	1,021	123,429
KBR, Inc.	1,130	56,285
Kirby Corporation*	713	72,020
	Shares	Value
Knight-Swift Transportation Holdings, Inc.	1,485	$64,583
L3Harris Technologies, Inc.	1,607	336,361
Landstar System, Inc.	116	17,423
Leidos Holdings, Inc.	928	125,224
Lincoln Electric Holdings, Inc.	233	44,074
Lockheed Martin Corporation	1,286	574,469
ManpowerGroup, Inc.	282	16,322
Masco Corporation	2,161	150,276
MasTec, Inc.*	378	44,116
Middleby Corporation (The)*	368	55,929
MSA Safety, Inc.	222	32,565
MSC Industrial Direct Co., Inc. Class A	225	17,476
Nordson Corporation	498	100,457
Norfolk Southern Corporation	1,754	415,435
Northrop Grumman Corporation	1,169	598,540
Oshkosh Corporation	349	32,834
Otis Worldwide Corporation	3,270	337,464
Owens Corning	792	113,113
PACCAR, Inc.	4,262	414,991
Parker-Hannifin Corporation	1,017	618,183
Parsons Corporation*	271	16,046
Paychex, Inc.	1,992	307,326
Paycom Software, Inc.	155	33,864
Paycor HCM, Inc.*	463	10,390
Quanta Services, Inc.	639	162,421
RBC Bearings, Inc.*	184	59,206
Regal Beloit Corporation	547	62,276
Republic Services, Inc.	1,589	384,792
Robert Half, Inc.	712	38,840
Rockwell Automation, Inc.	768	198,436
RTX Corporation	11,422	1,512,958
Ryder System, Inc.	362	52,059
Saia, Inc.Δ*	50	17,472
Schneider National, Inc. Class B	610	13,939
Science Applications International Corporation	391	43,898
Simpson Manufacturing Co., Inc.	235	36,914
Snap-on, Inc.	367	123,683
Southwest Airlines Co.Δ	4,960	166,557
Spirit AeroSystems Holdings, Inc. Class A*	553	19,056
SS&C Technologies Holdings, Inc.	1,793	149,769
Stanley Black & Decker, Inc.	1,152	88,566
Tetra Tech, Inc.	1,175	34,369
Textron, Inc.	925	66,831
Timken Co. (The)	350	25,155
Toro Co. (The)	720	52,380
TransDigm Group, Inc.	321	444,036
TransUnion	1,412	117,182
U-Haul Holding Co.Δ*	430	28,105
Union Pacific Corporation	2,561	605,011
United Airlines Holdings, Inc.*	2,706	186,849
United Parcel Service, Inc. Class B	5,928	652,021
United Rentals, Inc.	343	214,958
Valmont Industries, Inc.	195	55,647
Veralto Corporation	796	77,570

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Vestis Corporation	55	$545
W.W. Grainger, Inc.	24	23,708
Watsco, Inc.	211	107,251
WESCO International, Inc.	274	42,552
Westinghouse Air Brake Technologies Corporation	1,210	219,434
WillScot Holdings Corporation	592	16,458
Woodward, Inc.	416	75,916
Xylem, Inc.	1,878	224,346
		24,892,777
Information Technology — 7.6%
Advanced Micro Devices, Inc.*	3,900	400,686
Akamai Technologies, Inc.*	1,184	95,312
Amdocs, Ltd.	986	90,219
Amkor Technology, Inc.	562	10,150
Amphenol Corporation Class A	3,648	239,272
Analog Devices, Inc.	3,913	789,135
ANSYS, Inc.*	623	197,217
Applied Materials, Inc.	479	69,512
Arrow Electronics, Inc.*	438	45,478
Astera Labs, Inc.*	758	45,230
Avnet, Inc.	925	44,483
BILL Holdings, Inc.*	694	31,848
CCC Intelligent Solutions Holdings, Inc.*	3,502	31,623
CDW Corporation	467	74,841
Ciena Corporation*	1,092	65,990
Cirrus Logic, Inc.*	165	16,443
Cisco Systems, Inc.	31,116	1,920,168
Cognex Corporation	1,100	32,813
Cognizant Technology Solutions Corporation Class A	3,656	279,684
Coherent Corporation*	975	63,317
Corning, Inc.	6,545	299,630
Crane Holdings Co.	265	13,621
Dell Technologies, Inc. Class C	1,765	160,880
Dolby Laboratories, Inc. Class A	619	49,712
Dropbox, Inc. Class A*	1,162	31,037
DXC Technology Co.*	1,336	22,779
EPAM Systems, Inc.*	297	50,145
F5, Inc.*	279	74,289
Fair Isaac Corporation*	38	70,078
First Solar, Inc.*	846	106,960
Fortinet, Inc.*	1,055	101,554
Gen Digital, Inc.	4,637	123,066
Guidewire Software, Inc.*	277	51,899
Hewlett Packard Enterprise Co.	11,352	175,161
HP, Inc.	7,593	210,250
Informatica, Inc. Class A*	265	4,624
Intel Corporation	32,931	747,863
International Business Machines Corporation	7,228	1,797,315
IPG Photonics Corporation*	106	6,693
Jabil, Inc.	704	95,793
Juniper Networks, Inc.	2,327	84,214
Keysight Technologies, Inc.*	1,196	179,125
Kyndryl Holdings, Inc.*	1,739	54,605
Littelfuse, Inc.	202	39,741
	Shares	Value
Lumentum Holdings, Inc.Δ*	375	$23,378
MACOM Technology Solutions Holdings, Inc.*	207	20,779
Marvell Technology, Inc.	5,891	362,709
Microchip Technology, Inc.	3,921	189,816
Micron Technology, Inc.	8,351	725,618
MicroStrategy, Inc. Class AΔ*	1,643	473,628
MKS Instruments, Inc.	325	26,049
Motorola Solutions, Inc.	687	300,775
nCino, Inc.Δ*	211	5,796
NetApp, Inc.	1,083	95,131
Nutanix, Inc. Class A*	1,086	75,814
Okta, Inc.*	459	48,296
ON Semiconductor Corporation*	2,668	108,561
Onto Innovation, Inc.*	192	23,297
PTC, Inc.*	346	53,613
Pure Storage, Inc. Class A*	615	27,226
Qorvo, Inc.*	625	45,256
QUALCOMM, Inc.	502	77,112
Roper Technologies, Inc.	802	472,843
Salesforce, Inc.	1,165	312,639
Sandisk Corporation*	916	43,611
SentinelOne, Inc. Class A*	1,444	26,252
Skyworks Solutions, Inc.	1,231	79,560
TD SYNNEX Corporation	564	58,633
Teledyne Technologies, Inc.*	358	178,180
Texas Instruments, Inc.	6,377	1,145,947
Trimble, Inc.*	1,900	124,735
Twilio, Inc. Class A*	964	94,385
Tyler Technologies, Inc.*	72	41,860
Ubiquiti, Inc.	85	26,362
UiPath, Inc. Class A*	819	8,436
Unity Software, Inc.*	1,102	21,588
Universal Display Corporation	134	18,690
VeriSign, Inc.*	620	157,399
Vontier Corporation	573	18,823
Western Digital Corporation*	2,750	111,183
Wolfspeed, Inc.Δ*	737	2,255
Zebra Technologies Corporation Class A*	279	78,834
Zoom Communications, Inc.*	2,028	149,606
		14,949,130
Materials — 2.8%
Air Products and Chemicals, Inc.	1,880	554,450
Albemarle Corporation	891	64,170
Alcoa Corporation	1,294	39,467
AptarGroup, Inc.	289	42,882
Ashland, Inc.	357	21,167
ATI, Inc.*	464	24,142
Avery Dennison Corporation	419	74,569
Axalta Coating Systems, Ltd.*	1,013	33,601
Ball Corporation	2,181	113,565
Berry Global Group, Inc.	689	48,099
Celanese Corporation	700	39,739
CF Industries Holdings, Inc.	1,411	110,270
Chemours Co. (The)	827	11,189
Cleveland-Cliffs, Inc.Δ*	3,198	26,288

	Shares	Value
Corteva, Inc.	5,485	$345,171
Crown Holdings, Inc.	863	77,031
Dow, Inc.	6,431	224,571
DuPont de Nemours, Inc.	3,157	235,765
Eagle Materials, Inc.	91	20,196
Eastman Chemical Co.	839	73,924
Ecolab, Inc.	438	111,042
Element Solutions, Inc.	1,723	38,957
FMC Corporation	870	36,705
Freeport-McMoRan, Inc.	10,502	397,606
Graphic Packaging Holding Co.	2,065	53,607
Huntsman Corporation	1,831	28,911
International Flavors & Fragrances, Inc.	2,205	171,130
International Paper Co.	4,238	226,097
Louisiana-Pacific Corporation	156	14,349
Martin Marietta Materials, Inc.	389	185,993
Mosaic Co. (The)	3,315	89,538
MP Materials CorporationΔ*	820	20,016
NewMarket Corporation	72	40,784
Newmont Corporation	8,936	431,430
Nucor Corporation	1,710	205,781
Olin Corporation	1,045	25,331
Packaging Corporation of America	606	120,000
PPG Industries, Inc.	1,729	189,066
Reliance, Inc.	470	135,713
Royal Gold, Inc.	444	72,598
RPM International, Inc.	912	105,500
Scotts Miracle-Gro Co. (The)	334	18,333
Sealed Air Corporation	615	17,774
Sherwin-Williams Co. (The)	171	59,711
Silgan Holdings, Inc.	449	22,953
Sonoco Products Co.	1,092	51,586
Steel Dynamics, Inc.	860	107,569
United States Steel CorporationΔ	1,722	72,772
Vulcan Materials Co.	708	165,176
Westlake Corporation	231	23,107
		5,419,391
Real Estate — 4.5%
Agree Realty Corporation REITΔ	1,007	77,730
Alexandria Real Estate Equities, Inc. REIT	897	82,981
American Homes 4 Rent Class A REIT	3,171	119,896
Americold Realty Trust REIT	2,045	43,886
AvalonBay Communities, Inc. REIT	1,167	250,462
Brixmor Property Group, Inc. REIT	2,459	65,286
BXP, Inc. REIT	1,492	100,247
Camden Property Trust REIT	916	112,027
CBRE Group, Inc. Class A*	2,381	311,387
CoStar Group, Inc.*	3,274	259,399
Cousins Properties, Inc. REIT	1,298	38,291
Crown Castle, Inc. REIT	4,486	467,576
CubeSmart REIT	1,816	77,561
Digital Realty Trust, Inc. REIT	2,586	370,548
EastGroup Properties, Inc. REITΔ	275	48,441
EPR Properties REIT	808	42,509
Equinix, Inc. REIT	678	552,807
	Shares	Value
Equity LifeStyle Properties, Inc. REIT	1,276	$85,109
Equity Residential REIT	3,159	226,121
Essex Property Trust, Inc. REIT	472	144,701
Extra Space Storage, Inc. REIT	1,534	227,784
Federal Realty Investment Trust REIT	852	83,343
First Industrial Realty Trust, Inc. REIT	1,122	60,543
Healthcare Realty Trust, Inc. REIT	5,099	86,173
Healthpeak Properties, Inc. REIT	6,623	133,917
Highwoods Properties, Inc. REIT	625	18,525
Host Hotels & Resorts, Inc. REIT	5,729	81,409
Howard Hughes Holdings, Inc.*	284	21,039
Invitation Homes, Inc. REIT	3,847	134,068
Iron Mountain, Inc. REIT	941	80,964
Jones Lang LaSalle, Inc.*	229	56,771
Kilroy Realty Corporation REITΔ	743	24,341
Kimco Realty Corporation REIT	6,072	128,969
Lamar Advertising Co. Class A REIT	345	39,254
Lineage, Inc. REITΔ	370	21,693
Medical Properties Trust, Inc. REITΔ	6,269	37,802
Mid-America Apartment Communities, Inc. REIT	913	153,001
Millrose Properties, Inc. REIT*	895	23,726
National Storage Affiliates Trust REIT	423	16,666
NNN REIT, Inc.	1,716	73,187
Omega Healthcare Investors, Inc. REIT	3,068	116,829
Park Hotels & Resorts, Inc. REIT	1,495	15,967
Prologis, Inc. REIT	6,998	782,306
Public Storage REIT	1,093	327,124
Rayonier, Inc. REIT	927	25,845
Regency Centers Corporation REIT	1,854	136,751
Rexford Industrial Realty, Inc. REIT	1,998	78,222
SBA Communications Corporation REIT	866	190,529
Simon Property Group, Inc. REIT	2,062	342,457
STAG Industrial, Inc. REIT	1,498	54,108
Sun Communities, Inc. REIT	1,057	135,973
UDR, Inc. REIT	3,059	138,175
Ventas, Inc. REIT	4,077	280,335
Vornado Realty Trust REIT	1,242	45,942
Welltower, Inc. REIT	5,470	838,059
Weyerhaeuser Co. REIT	6,055	177,290
WP Carey, Inc. REIT	2,217	139,915
Zillow Group, Inc. Class A*	83	5,549
Zillow Group, Inc. Class C*	1,218	83,506
		8,895,022
Utilities — 4.9%
AES Corporation (The)	4,331	53,791
Alliant Energy Corporation	2,013	129,537
Ameren Corporation	1,688	169,475
American Electric Power Co., Inc.	4,952	541,105
American Water Works Co., Inc.	1,390	205,053
Atmos Energy CorporationΔ	1,011	156,280
CenterPoint Energy, Inc.	4,585	166,115
Clearway Energy, Inc. Class C	854	25,851
CMS Energy Corporation	1,858	139,554

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Consolidated Edison, Inc.	3,067	$339,179
Constellation Energy Corporation	1,978	398,824
Dominion Energy, Inc.	7,009	392,995
DTE Energy Co.	1,307	180,719
Duke Energy Corporation	7,261	885,624
Edison International	3,177	187,189
Entergy CorporationΔ	3,568	305,028
Essential Utilities, Inc.	1,884	74,474
Evergy, Inc.	2,455	169,272
Eversource Energy	3,342	207,572
Exelon Corporation	8,895	409,882
FirstEnergy Corporation	4,669	188,721
IDACORP, Inc.	241	28,009
MDU Resources Group, Inc.	1,464	24,756
National Fuel Gas Co.	495	39,199
NextEra Energy, Inc.	16,315	1,156,570
NiSource, Inc.	2,690	107,842
NRG Energy, Inc.	832	79,423
OGE Energy Corporation	1,619	74,409
PG&E Corporation	15,432	265,122
Pinnacle West Capital Corporation	951	90,583
PPL Corporation	5,529	199,652
Public Service Enterprise Group, Inc.	3,524	290,025
Sempra	5,270	376,067
Southern Co. (The)	10,166	934,764
UGI Corporation	1,214	40,147
WEC Energy Group, Inc.	2,272	247,603
Xcel Energy, Inc.Δ	4,876	345,172
		9,625,583
Total Common Stocks (Cost $152,944,961)		179,748,110
FOREIGN COMMON STOCKS — 5.9%
Belgium — 0.0%
Liberty Global, Ltd. Class A*	3,164	36,418
Bermuda — 0.1%
RenaissanceRe Holdings, Ltd.	394	94,560
Brazil — 0.0%
XP, Inc. Class A	3,486	47,933
Canada — 0.1%
Brookfield Renewable Corporation	748	20,884
RB Global, Inc.	1,323	132,697
		153,581
China — 0.0%
Amer Sports, Inc.*	97	2,593
Curacao — 0.2%
Schlumberger NV	9,428	394,090
Ireland — 4.1%
Accenture PLC Class A	4,903	1,529,932
Allegion PLC	804	104,890
Aon PLC Class A	1,595	636,549
CRH PLC	5,199	457,356
Eaton Corporation PLC	2,873	780,968
Jazz Pharmaceuticals PLC*	1,934	240,106
	Shares	Value
Johnson Controls International PLC	5,220	$418,174
Linde PLC	3,892	1,812,271
Medtronic PLC	10,783	968,960
nVent Electric PLC	1,046	54,831
Pentair PLC	1,088	95,178
Smurfit WestRock PLC	3,871	174,427
STERIS PLC	790	179,054
Trane Technologies PLC	1,176	396,218
Willis Towers Watson PLC	874	295,368
		8,144,282
Jersey — 0.2%
Amcor PLCΔ	13,514	131,086
Aptiv PLC*	2,117	125,961
Clarivate PLC*	2,929	11,511
Janus Henderson Group PLC	927	33,511
		302,069
Netherlands — 0.2%
CNH Industrial NV	8,545	104,933
LyondellBasell Industries NV Class A	2,515	177,056
QIAGEN NV*	2,310	92,746
		374,735
Switzerland — 0.7%
Bunge Global SA	1,227	93,767
Chubb, Ltd.	3,456	1,043,678
Garmin, Ltd.	1,268	275,321
		1,412,766
United Arab Emirates — 0.0%
GLOBALFOUNDRIES, Inc.Δ*	752	27,756
United Kingdom — 0.3%
Royalty Pharma PLC Class A	15,174	472,366
Sensata Technologies Holding PLC	1,040	25,241
TechnipFMC PLC	2,662	84,359
		581,966
Total Foreign Common Stocks (Cost $9,643,147)		11,572,749
MUTUAL FUNDS — 1.5%
iShares Russell 1000 Value ETFΔ (Cost $2,924,925)	15,233	2,866,241
MONEY MARKET FUNDS — 2.5%
Northern Institutional Liquid Assets Portfolio (Shares), 4.38%Ø§	375,697	375,697
GuideStone Money Market Fund, 4.26% (Institutional Class)Ø∞	4,474,086	4,474,086
Total Money Market Funds (Cost $4,849,783)		4,849,783
TOTAL INVESTMENTS — 101.2% (Cost $170,362,816)		199,036,883
Liabilities in Excess of Other Assets — (1.2)%		(2,262,974)
NET ASSETS — 100.0%		$196,773,909

Futures Contracts outstanding at March 31, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	06/2025	10	$2,826,625	$10,801
S&P 500® Micro E-Mini	06/2025	13	367,461	(2,523)
Total Futures Contracts outstanding at March 31, 2025			$3,194,086	$8,278
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2024, see Schedule of Investments in the Fund’s Annual Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 83.5%
Communication Services — 5.4%
Alphabet, Inc. Class C	49,396	$7,717,137
AT&T, Inc.	243,592	6,888,782
Comcast Corporation Class A	437,671	16,150,060
Electronic Arts, Inc.	60,138	8,691,144
Verizon Communications, Inc.	107,128	4,859,326
Walt Disney Co. (The)	85,013	8,390,783
		52,697,232
Consumer Discretionary — 4.7%
Best Buy Co., Inc.	54,152	3,986,129
Carnival Corporation*	496,930	9,705,043
Dick's Sporting Goods, Inc.	25,145	5,068,226
General Motors Co.	170,917	8,038,226
Lennar Corporation Class A	116,996	13,428,801
Tapestry, Inc.	78,134	5,501,415
		45,727,840
Consumer Staples — 5.5%
Coca-Cola Co. (The)	68,953	4,938,414
Estee Lauder Cos., Inc. (The) Class A	74,700	4,930,200
General Mills, Inc.	45,936	2,746,513
Kenvue, Inc.	303,951	7,288,745
Keurig Dr. Pepper, Inc.	357,672	12,239,536
Kimberly-Clark Corporation	15,132	2,152,073
Mondelez International, Inc. Class A	101,863	6,911,405
PepsiCo, Inc.	49,739	7,457,866
Procter & Gamble Co. (The)	28,158	4,798,686
		53,463,438
Energy — 7.0%
Baker Hughes Co.	172,077	7,562,784
Exxon Mobil Corporation	290,327	34,528,590
Halliburton Co.	299,558	7,599,787
Hess Corporation	31,803	5,079,893
Permian Resources CorporationΔ	336,324	4,658,088
Phillips 66	65,982	8,147,457
		67,576,599
Financials — 21.1%
Allstate Corporation (The)	20,052	4,152,168
American Express Co.	19,807	5,329,073
American International Group, Inc.	146,843	12,766,530
Ameriprise Financial, Inc.	10,800	5,228,388
Apollo Global Management, Inc.	50,729	6,946,829
Bank of America Corporation	278,806	11,634,574
Bank of New York Mellon Corporation (The)	184,596	15,482,067
Berkshire Hathaway, Inc. Class B*	11,113	5,918,562
Blackrock, Inc.	7,673	7,262,341
Charles Schwab Corporation (The)	90,570	7,089,820
Equitable Holdings, Inc.	27,376	1,426,016
Everest Group, Ltd.	10,383	3,772,455
Fidelity National Information Services, Inc.	134,536	10,047,148
Fiserv, Inc.*	68,356	15,095,055
	Shares	Value
Intercontinental Exchange, Inc.	70,581	$12,175,222
JPMorgan Chase & Co.	97,466	23,908,410
KKR & Co., Inc.	41,596	4,808,914
Marsh & McLennan Cos., Inc.	16,106	3,930,347
MetLife, Inc.	95,220	7,645,214
Morgan Stanley	60,053	7,006,384
Reinsurance Group of America, Inc.	32,025	6,305,722
Truist Financial Corporation	259,773	10,689,659
Wells Fargo & Co.	137,457	9,868,038
Western Alliance Bancorp	85,338	6,556,519
		205,045,455
Health Care — 9.9%
Amgen, Inc.	27,598	8,598,157
Avantor, Inc.*	509,248	8,254,910
Becton, Dickinson and Co.	38,140	8,736,348
Bristol-Myers Squibb Co.	43,865	2,675,326
Elevance Health, Inc.	19,326	8,406,037
GE HealthCare Technologies, Inc.	78,268	6,317,010
Henry Schein, Inc.*	74,552	5,106,067
IQVIA Holdings, Inc.*	33,117	5,838,527
McKesson Corporation	18,659	12,557,321
UnitedHealth Group, Inc.	37,044	19,401,795
Zimmer Biomet Holdings, Inc.	89,232	10,099,278
		95,990,776
Industrials — 7.8%
AECOM	40,140	3,722,182
Fortive Corporation	49,696	3,636,753
GE Vernova, Inc.	13,611	4,155,166
General Electric Co.	48,451	9,697,468
J.B. Hunt Transport Services, Inc.	63,361	9,374,260
Jacobs Solutions, Inc.	22,115	2,673,482
Norfolk Southern Corporation	42,318	10,023,018
RTX Corporation	34,853	4,616,628
Textron, Inc.	61,055	4,411,224
United Parcel Service, Inc. Class B	106,368	11,699,416
Vertiv Holdings Co. Class A	92,924	6,709,113
Xylem, Inc.	42,827	5,116,114
		75,834,824
Information Technology — 8.4%
Amdocs, Ltd.	33,120	3,030,480
Analog Devices, Inc.	30,184	6,087,207
Cisco Systems, Inc.	87,032	5,370,745
Cognizant Technology Solutions Corporation Class A	54,209	4,146,989
Entegris, Inc.Δ	35,914	3,141,757
F5, Inc.*	10,556	2,810,746
Intel Corporation	136,896	3,108,908
International Business Machines Corporation	58,788	14,618,224
Microchip Technology, Inc.	99,303	4,807,258
NetApp, Inc.	53,626	4,710,508
Oracle Corporation	62,625	8,755,601
QUALCOMM, Inc.	66,985	10,289,566

	Shares	Value
Salesforce, Inc.	18,575	$4,984,787
Texas Instruments, Inc.	30,110	5,410,767
		81,273,543
Materials — 3.6%
Air Products and Chemicals, Inc.	34,728	10,241,981
Axalta Coating Systems, Ltd.*	212,228	7,039,603
DuPont de Nemours, Inc.	76,300	5,698,084
Freeport-McMoRan, Inc.	75,250	2,848,965
Graphic Packaging Holding Co.	221,581	5,752,243
Martin Marietta Materials, Inc.	6,437	3,077,723
		34,658,599
Real Estate — 3.6%
American Tower Corporation REIT	26,184	5,697,638
Jones Lang LaSalle, Inc.*	27,847	6,903,550
Mid-America Apartment Communities, Inc. REIT	32,316	5,415,515
Prologis, Inc. REIT	34,353	3,840,322
Public Storage REIT	24,548	7,346,971
Simon Property Group, Inc. REIT	35,322	5,866,278
		35,070,274
Utilities — 6.5%
Atmos Energy CorporationΔ	65,312	10,095,929
Duke Energy Corporation	81,911	9,990,684
Entergy CorporationΔ	174,308	14,901,591
NiSource, Inc.	213,730	8,568,436
Pinnacle West Capital Corporation	108,299	10,315,480
Xcel Energy, Inc.Δ	129,610	9,175,092
		63,047,212
Total Common Stocks (Cost $713,884,202)		810,385,792
FOREIGN COMMON STOCKS — 12.2%
Canada — 0.6%
Bank of Nova Scotia (The)Δ	113,944	5,404,364
France — 0.3%
TotalEnergies SE ADR	50,520	3,268,139
Germany — 0.4%
Siemens AG	14,644	3,381,978
Ireland — 7.4%
CRH PLC	106,805	9,395,636
	Shares	Value
Johnson Controls International PLC	212,002	$16,983,480
Medtronic PLC	245,024	22,017,857
nVent Electric PLCΔ	67,915	3,560,104
Seagate Technology Holdings PLC	45,410	3,857,579
TE Connectivity PLC	39,326	5,557,550
Willis Towers Watson PLC	31,448	10,627,852
		72,000,058
Jersey — 0.8%
Aptiv PLC*	130,119	7,742,080
Singapore — 0.9%
Flex, Ltd.*	272,937	9,028,756
Switzerland — 0.6%
Roche Holding AG	16,853	5,546,788
United Kingdom — 1.2%
Reckitt Benckiser Group PLC	49,845	3,370,546
Unilever PLC ADR	141,184	8,407,507
		11,778,053
Total Foreign Common Stocks (Cost $109,184,202)		118,150,216
MUTUAL FUNDS — 0.9%
iShares Russell 1000 Value ETFΔ (Cost $8,387,455)	47,104	8,863,089
MONEY MARKET FUNDS — 3.5%
Northern Institutional Liquid Assets Portfolio (Shares), 4.38%Ø§	45,310	45,310
GuideStone Money Market Fund, 4.26% (Institutional Class)Ø∞	33,712,054	33,712,054
Total Money Market Funds (Cost $33,757,364)		33,757,364
TOTAL INVESTMENTS — 100.1% (Cost $865,213,223)		971,156,461
Liabilities in Excess of Other Assets — (0.1)%		(943,393)
NET ASSETS — 100.0%		$970,213,068
Futures Contracts outstanding at March 31, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	06/2025	47	$13,285,138	$(196,149)

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Forward Foreign Currency Contracts outstanding at March 31, 2025:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/27/25	U.S. Dollars	2,867,835	Swiss Francs	2,501,154	MLIB	$10,864
06/27/25	U.S. Dollars	2,867,605	Swiss Francs	2,501,154	UBS	10,634
06/27/25	U.S. Dollars	5,683,290	British Pounds	4,393,071	CITI	8,975
06/27/25	U.S. Dollars	5,682,881	British Pounds	4,393,071	GSC	8,566
06/27/25	U.S. Dollars	1,768,027	Euro	1,624,837	GSC	2,261
06/27/25	U.S. Dollars	1,625,340	Euro	1,493,741	MLIB	2,040
06/27/25	U.S. Dollars	1,625,275	Euro	1,493,741	MSCS	1,975
06/27/25	U.S. Dollars	1,624,884	Euro	1,493,741	UBS	1,585
06/27/25	Euro	134,069	U.S. Dollars	145,470	UBS	228
Subtotal Appreciation						$47,128
06/27/25	Swiss Francs	189,630	U.S. Dollars	217,221	MLIB	$(614)
Subtotal Depreciation						$(614)
Total Forward Foreign Currency Contracts outstanding at March 31, 2025						$46,514
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2024, see Schedule of Investments in the Fund’s Annual Financial Statements.

GROWTH EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.8%
Communication Services — 12.4%
Alphabet, Inc. Class A	57,985	$8,966,800
Alphabet, Inc. Class C	48,555	7,585,748
Iridium Communications, Inc.	587	16,037
Liberty Broadband Corporation*	137	11,652
Liberty Media Corporation-Liberty Formula One Class C*	782	70,388
Live Nation Entertainment, Inc.*	1,551	202,530
Madison Square Garden Sports Corporation*	119	23,172
Meta Platforms, Inc. Class A	20,148	11,612,501
Netflix, Inc.*	4,427	4,128,310
Nexstar Media Group, Inc. Class A	154	27,600
Pinterest, Inc. Class A*	6,085	188,635
ROBLOX Corporation Class A*	5,208	303,574
Spotify Technology SA*	1,483	815,695
TKO Group Holdings, Inc.	180	27,506
Trade Desk, Inc. (The) Class A*	4,577	250,453
Trump Media & Technology Group CorporationΔ*	623	12,173
		34,242,774
Consumer Discretionary — 14.4%
Airbnb, Inc. Class A*	4,494	536,853
Amazon.com, Inc.*	93,221	17,736,228
AutoZone, Inc.*	162	617,670
Booking Holdings, Inc.	323	1,488,032
Burlington Stores, Inc.*	627	149,433
Carvana Co.*	302	63,142
Cava Group, Inc.*	650	56,167
Chipotle Mexican Grill, Inc.*	14,578	731,961
Choice Hotels International, Inc.Δ	278	36,913
Coupang, Inc.*	11,911	261,208
Crocs, Inc.*	16	1,699
Darden Restaurants, Inc.	861	178,881
Deckers Outdoor Corporation*	1,568	175,318
Dick's Sporting Goods, Inc.	52	10,481
Domino’s Pizza, Inc.	143	65,701
DoorDash, Inc. Class AΔ*	3,143	574,446
Duolingo, Inc.*	370	114,900
Dutch Bros., Inc. Class A*	541	33,401
Etsy, Inc.*	780	36,801
Expedia Group, Inc.	1,217	204,578
Five Below, Inc.*	413	30,944
Floor & Decor Holdings, Inc. Class A*	347	27,923
Grand Canyon Education, Inc.*	7	1,211
H&R Block, Inc.	520	28,553
Hasbro, Inc.	1,543	94,879
Hilton Worldwide Holdings, Inc.	1,422	323,576
Home Depot, Inc. (The)	8,368	3,066,788
Hyatt Hotels Corporation Class A	82	10,045
Lululemon Athletica, Inc.*	1,168	330,614
McDonald’s Corporation	659	205,852
Murphy U.S.A., Inc.	197	92,553
NIKE, Inc. Class B	7,577	480,988
Norwegian Cruise Line Holdings, Ltd.*	4,499	85,301
	Shares	Value
O’Reilly Automotive, Inc.*	567	$812,273
Planet Fitness, Inc. Class A*	450	43,475
Pool Corporation	383	121,928
Ross Stores, Inc.	875	111,816
Royal Caribbean Cruises, Ltd.	807	165,790
Somnigroup International, Inc.Δ	1,751	104,850
Starbucks Corporation	9,234	905,763
Tesla, Inc.*	28,776	7,457,588
Texas Roadhouse, Inc.	708	117,974
TJX Cos., Inc. (The)	7,067	860,761
Tractor Supply Co.	5,563	306,521
Ulta Beauty, Inc.*	403	147,716
Vail Resorts, Inc.	460	73,609
Valvoline, Inc.*	1,471	51,206
Wendy's Co. (The)	2,797	40,920
Williams-Sonoma, Inc.Δ	722	114,148
Wingstop, Inc.	355	80,081
Wyndham Hotels & Resorts, Inc.	239	21,632
Yum! Brands, Inc.	1,400	220,304
		39,611,395
Consumer Staples — 4.0%
Casey’s General Stores, Inc.	125	54,255
Celsius Holdings, Inc.Δ*	1,995	71,062
Clorox Co. (The)	1,445	212,776
Coca-Cola Co. (The)	24,300	1,740,366
Colgate-Palmolive Co.	5,474	512,914
Costco Wholesale Corporation	4,609	4,359,100
elf Beauty, Inc.Δ*	649	40,751
Estee Lauder Cos., Inc. (The) Class A	1,120	73,920
Freshpet, Inc.*	172	14,305
Hershey Co. (The)Δ	473	80,897
Kimberly-Clark Corporation	1,880	267,374
Lamb Weston Holdings, Inc.	816	43,493
Monster Beverage Corporation*	6,239	365,106
PepsiCo, Inc.	11,975	1,795,531
Procter & Gamble Co. (The)	6,077	1,035,642
Sysco Corporation	3,717	278,924
		10,946,416
Energy — 0.5%
Antero Midstream Corporation	1,835	33,030
Cheniere Energy, Inc.	1,181	273,283
Civitas Resources, Inc.Δ	920	32,099
EQT Corporation	768	41,034
Hess Corporation	1,889	301,730
Matador Resources Co.	339	17,320
New Fortress Energy, Inc.Δ	351	2,917
Permian Resources Corporation	3,346	46,342
Targa Resources Corporation	2,037	408,357
Texas Pacific Land CorporationΔ	184	243,798
Viper Energy, Inc.	593	26,774
		1,426,684
Financials — 7.5%
Allstate Corporation (The)	584	120,929
American Express Co.	2,125	571,731
Ameriprise Financial, Inc.	909	440,056

GROWTH EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Apollo Global Management, Inc.	4,019	$550,362
Ares Management Corporation Class A	1,984	290,874
Arthur J. Gallagher & Co.	335	115,655
Blackstone, Inc.	7,497	1,047,931
Block, Inc.*	2,377	129,142
Blue Owl Capital, Inc.	5,369	107,595
Brown & Brown, Inc.	1,157	143,931
Charles Schwab Corporation (The)	1,823	142,704
Coinbase Global, Inc. Class A*	1,761	303,297
Corpay, Inc.*	686	239,222
Credit Acceptance CorporationΔ*	47	24,269
Equitable Holdings, Inc.	3,213	167,365
Everest Group, Ltd.	166	60,313
FactSet Research Systems, Inc.	158	71,833
Fiserv, Inc.*	1,916	423,110
Goldman Sachs Group, Inc. (The)	886	484,013
Houlihan Lokey, Inc.	168	27,132
Jefferies Financial Group, Inc.	306	16,392
Kinsale Capital Group, Inc.Δ	246	119,731
KKR & Co., Inc.	2,008	232,145
Lazard, Inc.Δ	903	39,100
LPL Financial Holdings, Inc.	782	255,824
Markel Corporation*	38	71,045
Marsh & McLennan Cos., Inc.	1,076	262,576
Mastercard, Inc. Class A	8,553	4,688,070
Moody’s Corporation	1,625	756,746
Morgan Stanley	932	108,736
Morningstar, Inc.	269	80,665
MSCI, Inc.	478	270,309
Progressive Corporation (The)	5,243	1,483,821
RLI Corporation	450	36,149
Ryan Specialty Holdings, Inc.	1,138	84,064
Shift4 Payments, Inc. Class AΔ*	588	48,046
SoFi Technologies, Inc.*	1,444	16,794
Toast, Inc. Class A*	4,434	147,076
Tradeweb Markets, Inc. Class A	579	85,958
Visa, Inc. Class AΔ	17,993	6,305,827
Western Union Co. (The)	2,884	30,513
WEX, Inc.*	64	10,049
		20,611,100
Health Care — 7.1%
10X Genomics, Inc. Class A*	2,181	19,040
Align Technology, Inc.*	525	83,402
Alnylam Pharmaceuticals, Inc.*	1,444	389,909
Amgen, Inc.	5,083	1,583,609
Apellis Pharmaceuticals, Inc.Δ*	2,671	58,415
Bruker Corporation	1,584	66,116
Cardinal Health, Inc.	1,771	243,991
Cencora, Inc.	2,110	586,770
Chemed Corporation	82	50,456
Cigna Group (The)	407	133,903
DaVita, Inc.*	574	87,805
Dexcom, Inc.*	4,208	287,364
Edwards Lifesciences Corporation*	1,499	108,648
Elevance Health, Inc.	567	246,622
	Shares	Value
Eli Lilly and Co.	8,407	$6,943,425
Exact Sciences Corporation*	1,761	76,234
Exelixis, Inc.Δ*	6,721	248,139
Fortrea Holdings, Inc.*	2,016	15,221
GE HealthCare Technologies, Inc.	706	56,981
HCA Healthcare, Inc.Δ	588	203,183
IDEXX Laboratories, Inc.*	890	373,755
Incyte Corporation*	2,096	126,913
Inspire Medical Systems, Inc.*	339	53,996
Insulet Corporation*	698	183,302
Intra-Cellular Therapies, Inc.*	1,696	223,736
Intuitive Surgical, Inc.*	3,674	1,819,622
Ionis Pharmaceuticals, Inc.*	4,732	142,764
IQVIA Holdings, Inc.*	742	130,815
Masimo Corporation*	271	45,149
McKesson Corporation	654	440,135
Medpace Holdings, Inc.*	357	108,774
Molina Healthcare, Inc.*	465	153,166
Natera, Inc.*	1,533	216,782
Neurocrine Biosciences, Inc.*	2,188	241,993
Penumbra, Inc.*	390	104,290
Regeneron Pharmaceuticals, Inc.	380	241,007
Repligen Corporation*	187	23,794
ResMed, Inc.	414	92,674
Sarepta Therapeutics, Inc.*	1,778	113,472
Stryker Corporation	1,298	483,180
Ultragenyx Pharmaceutical, Inc.*	2,890	104,647
UnitedHealth Group, Inc.	738	386,527
Veeva Systems, Inc. Class A*	1,493	345,824
Vertex Pharmaceuticals, Inc.*	1,673	811,104
Viking Therapeutics, Inc.Δ*	1,710	41,297
Waters Corporation*	515	189,814
West Pharmaceutical Services, Inc.	663	148,432
Zoetis, Inc.	4,626	761,671
		19,597,868
Industrials — 4.7%
3M Co.	1,001	147,007
AAON, Inc.	535	41,800
Advanced Drainage Systems, Inc.	164	17,819
Automatic Data Processing, Inc.	4,082	1,247,173
Axon Enterprise, Inc.*	731	384,469
AZEK Co., Inc. (The)*	530	25,912
Boeing Co. (The)*	1,306	222,738
Booz Allen Hamilton Holding Corporation	1,384	144,739
Broadridge Financial Solutions, Inc.	1,142	276,889
BWX Technologies, Inc.	265	26,142
Carlisle Cos., Inc.	65	22,132
Caterpillar, Inc.Δ	687	226,573
Cintas Corporation	3,412	701,268
Comfort Systems U.S.A., Inc.	354	114,105
Copart, Inc.*	8,571	485,033
Core & Main, Inc. Class A*	1,032	49,856
Dayforce, Inc.*	175	10,208
EMCOR Group, Inc.	206	76,144
Equifax, Inc.	244	59,429

	Shares	Value
Expeditors International of Washington, Inc.	320	$38,480
Fastenal Co.	5,031	390,154
Ferguson Enterprises, Inc.	154	24,675
Generac Holdings, Inc.*	178	22,544
General Electric Co.	2,425	485,364
HEICO Corporation	472	126,114
HEICO Corporation Class A	849	179,113
Honeywell International, Inc.Δ	1,157	244,995
Howmet Aerospace, Inc.	281	36,454
Illinois ToolWorks, Inc.	1,124	278,763
KBR, Inc.	382	19,027
Lennox International, Inc.	297	166,566
Lincoln Electric Holdings, Inc.	63	11,917
Loar Holdings, Inc.Δ*	295	20,842
Lockheed Martin Corporation	796	355,581
Lyft, Inc. Class A*	1,813	21,520
Old Dominion Freight Line, Inc.	2,029	335,698
Paychex, Inc.	1,369	211,209
Paycom Software, Inc.	357	77,997
Paylocity Holding Corporation*	443	82,992
Quanta Services, Inc.	468	118,956
Rockwell Automation, Inc.	149	38,499
Rollins, Inc.	2,821	152,419
Saia, Inc.Δ*	165	57,656
Tetra Tech, Inc.	627	18,340
TransDigm Group, Inc.	136	188,127
Trex Co., Inc.*	897	52,116
Uber Technologies, Inc.*	21,078	1,535,743
U-Haul Holding Co.	435	25,743
Union Pacific Corporation	3,186	752,661
United Rentals, Inc.	141	88,365
Veralto Corporation	1,146	111,678
Verisk Analytics, Inc.	1,533	456,251
Vertiv Holdings Co. Class A	3,718	268,440
W.W. Grainger, Inc.	393	388,217
Waste Management, Inc.	4,411	1,021,191
WillScot Holdings Corporation	504	14,011
XPO Logistics, Inc.*	1,203	129,419
		12,827,273
Information Technology — 44.7%
Adobe, Inc.*	4,512	1,730,487
Advanced Micro Devices, Inc.*	10,988	1,128,907
Amphenol Corporation Class A	6,957	456,310
Appfolio, Inc. Class A*	193	42,441
Apple, Inc.	144,663	32,133,992
Applied Materials, Inc.	7,764	1,126,712
AppLovin Corporation Class A*	2,682	710,650
Arista Networks, Inc.*	10,674	827,021
Atlassian Corporation Class A*	1,637	347,388
Autodesk, Inc.*	2,163	566,273
Bentley Systems, Inc. Class B	1,259	49,529
BILL Holdings, Inc.*	263	12,069
Broadcom, Inc.	46,258	7,744,977
Cadence Design Systems, Inc.*	2,831	720,008
CDW Corporation	774	124,041
Cloudflare, Inc. Class A*	3,074	346,409
	Shares	Value
Confluent, Inc. Class A*	2,691	$63,077
Crowdstrike Holdings, Inc. Class A*	2,366	834,204
Datadog, Inc. Class A*	3,136	311,123
Dell Technologies, Inc. Class C	492	44,846
Docusign, Inc.*	1,770	144,078
DoubleVerify Holdings, Inc.*	1,156	15,456
Dropbox, Inc. Class A*	842	22,490
Dynatrace, Inc.*	2,798	131,926
Enphase Energy, Inc.*	1,386	86,001
Entegris, Inc.Δ	1,481	129,558
Fair Isaac Corporation*	200	368,832
Five9, Inc.*	486	13,195
Fortinet, Inc.*	5,116	492,466
Gartner, Inc.*	745	312,706
Gitlab, Inc. Class A*	1,253	58,891
Globant SAΔ*	258	30,372
GoDaddy, Inc. Class A*	1,315	236,884
Guidewire Software, Inc.*	296	55,459
HP, Inc.	3,178	87,999
HubSpot, Inc.*	500	285,645
Intuit, Inc.	2,835	1,740,662
Jabil, Inc.	14	1,905
KLA Corporation	1,365	927,927
Lam Research Corporation	13,314	967,928
Lattice Semiconductor Corporation*	1,217	63,832
Manhattan Associates, Inc.*	580	100,363
Marvell Technology, Inc.	586	36,080
Microsoft Corporation	73,916	27,747,327
MicroStrategy, Inc. Class AΔ*	140	40,358
MongoDB, Inc.*	744	130,498
Monolithic Power Systems, Inc.	473	274,331
Motorola Solutions, Inc.	852	373,014
NetApp, Inc.	978	85,907
Nutanix, Inc. Class A*	892	62,270
NVIDIA Corporation	231,030	25,039,031
Okta, Inc.*	694	73,023
Onto Innovation, Inc.*	100	12,134
Oracle Corporation	16,555	2,314,555
Palantir Technologies, Inc. Class A*	21,150	1,785,060
Palo Alto Networks, Inc.*	6,647	1,134,244
Pegasystems, Inc.	339	23,567
Procore Technologies, Inc.*	981	64,766
PTC, Inc.*	614	95,139
Pure Storage, Inc. Class A*	2,631	116,474
QUALCOMM, Inc.	10,791	1,657,605
RingCentral, Inc. Class A*	475	11,761
Salesforce, Inc.	8,121	2,179,352
ServiceNow, Inc.*	2,118	1,686,224
Snowflake, Inc. Class A*	3,223	471,074
Super Micro Computer, Inc.Δ*	5,063	173,357
Synopsys, Inc.*	1,601	686,589
Teradata Corporation*	688	15,466
Teradyne, Inc.	1,289	106,471
Texas Instruments, Inc.	1,089	195,693
Twilio, Inc. Class A*	214	20,953
Tyler Technologies, Inc.*	350	203,486
Ubiquiti, Inc.	16	4,962

GROWTH EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
UiPath, Inc. Class A*	4,002	$41,221
Unity Software, Inc.*	1,194	23,390
Universal Display Corporation	214	29,849
VeriSign, Inc.*	149	37,827
Workday, Inc. Class A*	2,188	510,964
Zebra Technologies Corporation Class A*	28	7,912
Zscaler, Inc.*	974	193,261
		123,260,234
Materials — 0.7%
Avery Dennison Corporation	433	77,061
Celanese Corporation	391	22,197
Cleveland-Cliffs, Inc.*	1,034	8,500
Eagle Materials, Inc.	241	53,485
Ecolab, Inc.	2,216	561,800
Louisiana-Pacific Corporation	325	29,894
Martin Marietta Materials, Inc.	70	33,469
RPM International, Inc.	253	29,267
Sherwin-Williams Co. (The)	2,211	772,059
Southern Copper Corporation	1,220	114,021
Vulcan Materials Co.	470	109,651
		1,811,404
Real Estate — 0.6%
American Tower Corporation REIT	4,970	1,081,472
Equinix, Inc. REIT	77	62,782
Iron Mountain, Inc. REIT	1,865	160,465
Jones Lang LaSalle, Inc.*	152	37,682
Lamar Advertising Co. Class A REIT	364	41,416
Public Storage REIT	388	116,125
Simon Property Group, Inc. REIT	1,119	185,843
		1,685,785
Utilities — 0.2%
Constellation Energy Corporation	510	102,831
NRG Energy, Inc.	947	90,401
Vistra Corporation	3,477	408,339
		601,571
Total Common Stocks (Cost $195,194,295)		266,622,504
	Shares	Value
FOREIGN COMMON STOCKS — 0.2%
Brazil — 0.1%
NU Holdings, Ltd. Class A*	33,214	$340,111
XP, Inc. Class A	1,230	16,913
		357,024
Ireland — 0.1%
Trane Technologies PLC	746	251,342
Weatherford International PLC	619	33,148
		284,490
Netherlands — 0.0%
Elastic NV*	913	81,348
Total Foreign Common Stocks (Cost $703,216)		722,862
MUTUAL FUNDS — 1.4%
iShares Russell 1000 Growth ETF (Cost $4,321,520)	10,646	3,844,164
MONEY MARKET FUNDS — 1.7%
Northern Institutional Liquid Assets Portfolio (Shares), 4.38%Ø§	252,864	252,864
GuideStone Money Market Fund, 4.26% (Institutional Class)Ø∞	4,330,445	4,330,445
Total Money Market Funds (Cost $4,583,309)		4,583,309
TOTAL INVESTMENTS — 100.1% (Cost $204,802,340)		275,772,839
Liabilities in Excess of Other Assets — (0.1)%		(322,424)
NET ASSETS — 100.0%		$275,450,415
Futures Contracts outstanding at March 31, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini	06/2025	7	$2,721,530	$(2,160)
S&P 500® E-Mini	06/2025	4	1,130,650	14,809
S&P 500® Micro E-Mini	06/2025	21	593,591	(4,076)
Total Futures Contracts outstanding at March 31, 2025			$4,445,771	$8,573
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2024, see Schedule of Investments in the Fund’s Annual Financial Statements.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 92.9%
Communication Services — 14.3%
Alphabet, Inc. Class A	122,211	$18,898,709
Alphabet, Inc. Class C	154,460	24,131,286
Live Nation Entertainment, Inc.Δ*	71,713	9,364,284
Meta Platforms, Inc. Class A	170,007	97,985,234
Netflix, Inc.*	48,876	45,578,336
ROBLOX Corporation Class A*	27,776	1,619,063
Spotify Technology SA*	17,592	9,676,128
Trade Desk, Inc. (The) Class A*	16,963	928,215
Walt Disney Co. (The)	99,537	9,824,302
		218,005,557
Consumer Discretionary — 14.7%
Airbnb, Inc. Class A*	1,748	208,816
Amazon.com, Inc.*	554,720	105,541,027
AutoZone, Inc.*	1,251	4,769,788
Booking Holdings, Inc.	899	4,141,612
Chipotle Mexican Grill, Inc.*	251,317	12,618,627
D.R. Horton, Inc.	39,265	4,991,759
DoorDash, Inc. Class AΔ*	48,995	8,954,816
Home Depot, Inc. (The)	4,146	1,519,468
McDonald’s Corporation	20,055	6,264,580
MercadoLibre, Inc.*	1,942	3,788,589
NIKE, Inc. Class B	47,872	3,038,915
O’Reilly Automotive, Inc.*	9,419	13,493,471
Starbucks Corporation	113,685	11,151,362
Tesla, Inc.*	142,707	36,983,946
Yum China Holdings, Inc.	31,713	1,650,979
Yum! Brands, Inc.	27,103	4,264,928
		223,382,683
Consumer Staples — 3.1%
Coca-Cola Co. (The)	124,004	8,881,166
Costco Wholesale Corporation	14,127	13,361,034
Monster Beverage Corporation*	276,406	16,175,279
Walmart, Inc.	103,549	9,090,567
		47,508,046
Energy — 0.2%
Cheniere Energy, Inc.	3,881	898,063
ConocoPhillips	15,692	1,647,974
Venture Global, Inc. Class AΔ	65,952	679,306
		3,225,343
Financials — 9.1%
Apollo Global Management, Inc.	37,658	5,156,887
Berkshire Hathaway, Inc. Class B*	13,666	7,278,238
Blackstone, Inc.	24,570	3,434,395
Block, Inc.*	76,110	4,135,056
Carlyle Group, Inc. (The)	219,909	9,585,833
FactSet Research Systems, Inc.	10,319	4,691,430
Fiserv, Inc.*	24,712	5,457,151
Goldman Sachs Group, Inc. (The)	8,629	4,713,936
Intercontinental Exchange, Inc.	25,918	4,470,855
KKR & Co., Inc.	34,516	3,990,395
Mastercard, Inc. Class A	70,871	38,845,813
PayPal Holdings, Inc.*	46,841	3,056,375
SEI Investments Co.	58,784	4,563,402
	Shares	Value
Visa, Inc. Class AΔ	111,891	$39,213,320
		138,593,086
Health Care — 7.8%
Abbott Laboratories	66,134	8,772,675
Agilent Technologies, Inc.	72,119	8,436,481
Dexcom, Inc.*	40,418	2,760,145
Edwards Lifesciences Corporation*	21,376	1,549,332
Eli Lilly and Co.	14,199	11,727,096
Gilead Sciences, Inc.	17,683	1,981,380
IDEXX Laboratories, Inc.Δ*	25,051	10,520,167
Illumina, Inc.*	29,103	2,309,032
Intuitive Surgical, Inc.*	26,561	13,154,866
McKesson Corporation	9,144	6,153,821
Natera, Inc.*	11,972	1,692,961
Regeneron Pharmaceuticals, Inc.	11,316	7,176,947
Thermo Fisher Scientific, Inc.	11,828	5,885,613
Ultragenyx Pharmaceutical, Inc.*	32,350	1,171,394
UnitedHealth Group, Inc.	24,855	13,017,806
Veeva Systems, Inc. Class A*	25,019	5,795,151
Vertex Pharmaceuticals, Inc.*	26,565	12,879,243
West Pharmaceutical Services, Inc.	13,671	3,060,664
		118,044,774
Industrials — 5.4%
3M Co.	46,440	6,820,178
Axon Enterprise, Inc.*	2,497	1,313,297
Boeing Co. (The)*	102,127	17,417,760
Copart, Inc.*	234,435	13,266,677
Deere & Co.	7,396	3,471,312
Expeditors International of Washington, Inc.	39,163	4,709,351
Quanta Services, Inc.	7,320	1,860,598
TransDigm Group, Inc.	3,268	4,520,592
TransUnion	109,022	9,047,736
Uber Technologies, Inc.*	157,563	11,480,040
Union Pacific Corporation	22,380	5,287,051
Vertiv Holdings Co. Class A	7,588	547,854
W.W. Grainger, Inc.	1,892	1,868,974
		81,611,420
Information Technology — 37.7%
Adobe, Inc.*	342	131,167
Amphenol Corporation Class A	30,488	1,999,708
Apple, Inc.	602,185	133,763,354
AppLovin Corporation Class A*	20,829	5,519,060
Arista Networks, Inc.*	37,705	2,921,383
Atlassian Corporation Class A*	14,882	3,158,109
Autodesk, Inc.*	39,496	10,340,053
Broadcom, Inc.	177,326	29,689,692
Cloudflare, Inc. Class A*	18,953	2,135,814
Datadog, Inc. Class A*	96,365	9,560,372
Fair Isaac Corporation*	1,144	2,109,719
HubSpot, Inc.*	3,899	2,227,460
International Business Machines Corporation	36,978	9,194,949
Intuit, Inc.	27,739	17,031,469
Lam Research Corporation	155,274	11,288,420
Microsoft Corporation	296,705	111,380,090

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
MongoDB, Inc.*	2,324	$407,630
NVIDIA Corporation	1,092,356	118,389,543
Oracle Corporation	141,196	19,740,613
Palo Alto Networks, Inc.*	55,610	9,489,290
QUALCOMM, Inc.	33,667	5,171,588
Salesforce, Inc.	102,985	27,637,055
Samsara, Inc. Class A*	69,698	2,671,524
ServiceNow, Inc.*	27,856	22,177,276
Snowflake, Inc. Class A*	6,919	1,011,281
Synopsys, Inc.*	2,734	1,172,476
Twilio, Inc. Class A*	15,561	1,523,577
Tyler Technologies, Inc.*	11,634	6,763,891
Workday, Inc. Class A*	13,761	3,213,606
		571,820,169
Materials — 0.4%
Freeport-McMoRan, Inc.	8,686	328,852
Martin Marietta Materials, Inc.	11,790	5,637,153
		5,966,005
Real Estate — 0.2%
Jones Lang LaSalle, Inc.*	10,259	2,543,309
Total Common Stocks (Cost $1,063,531,683)		1,410,700,392
FOREIGN COMMON STOCKS — 3.5%
Brazil — 0.2%
NU Holdings, Ltd. Class A*	219,986	2,252,657
Canada — 1.1%
Shopify, Inc. Class A*	173,120	16,529,497
China — 0.6%
Alibaba Group Holding, Ltd. ADRΔ	63,417	8,385,630
Ireland — 0.9%
Accenture PLC Class A	9,591	2,992,776
	Shares	Value
Eaton Corporation PLC	4,928	$1,339,578
Linde PLC	16,737	7,793,417
Trane Technologies PLC	6,271	2,112,825
		14,238,596
Netherlands — 0.0%
ASML Holding NV (NASDAQ Exchange)	376	249,149
Singapore — 0.2%
Sea, Ltd. ADR*	28,816	3,760,200
Switzerland — 0.2%
Roche Holding AG ADRΔ	89,097	3,666,341
Taiwan — 0.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	23,780	3,947,480
Total Foreign Common Stocks (Cost $42,701,222)		53,029,550
MONEY MARKET FUNDS — 3.8%
Northern Institutional Liquid Assets Portfolio (Shares), 4.38%Ø§	4,475,039	4,475,039
GuideStone Money Market Fund, 4.26% (Institutional Class)Ø∞	52,798,376	52,798,376
Total Money Market Funds (Cost $57,273,415)		57,273,415
TOTAL INVESTMENTS — 100.2% (Cost $1,163,506,320)		1,521,003,357
Liabilities in Excess of Other Assets — (0.2)%		(2,946,355)
NET ASSETS — 100.0%		$1,518,057,002
Futures Contracts outstanding at March 31, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini	06/2025	54	$20,994,660	$(13,265)
S&P 500® E-Mini	06/2025	23	6,501,238	66,528
Total Futures Contracts outstanding at March 31, 2025			$27,495,898	$53,263
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2024, see Schedule of Investments in the Fund’s Annual Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 88.3%
Communication Services — 1.2%
ATN International, Inc.Δ	10,353	$210,269
Bandwidth, Inc. Class AΔ*	21,017	275,323
Cable One, Inc.Δ	3,942	1,047,665
Entravision Communications Corporation Class A	165,442	347,428
Eventbrite, Inc. Class AΔ*	10,446	22,041
iHeartMedia, Inc. Class AΔ*	96,894	159,875
Integral Ad Science Holding Corporation*	144,487	1,164,565
Madison Square Garden Entertainment Corporation*	19,392	634,894
Magnite, Inc.Δ*	39,845	454,631
MediaAlpha, Inc. Class A*	108,037	998,262
Nextdoor Holdings, Inc.*	53,382	81,675
Outbrain, Inc.Δ*	29,725	110,874
Playstudios, Inc.*	16,289	20,687
Playtika Holding Corporation	21,869	113,063
QuinStreet, Inc.*	39,081	697,205
Roku, Inc.*	14,242	1,003,207
Scholastic CorporationΔ	28,138	531,245
Spok Holdings, Inc.	13,315	218,899
Stagwell, Inc.Δ*	66,892	404,697
Townsquare Media, Inc. Class A	10,934	89,003
TravelzooΔ*	2,000	27,260
Yelp, Inc.*	24,391	903,199
		9,515,967
Consumer Discretionary — 8.8%
1-800-Flowers.com, Inc. Class AΔ*	38,850	229,215
1stdibs.com, Inc.*	5,272	16,027
A-Mark Precious Metals, Inc.Δ	23,748	602,487
American Axle & Manufacturing Holdings, Inc.*	89,715	365,140
American Outdoor Brands, Inc.*	2,950	35,872
BARK, Inc.Δ*	67,116	93,291
Bloomin' Brands, Inc.	88,896	637,384
Boot Barn Holdings, Inc.*	28,122	3,021,146
Bright Horizons Family Solutions, Inc.*	14,170	1,800,157
Brinker International, Inc.*	14,938	2,226,509
Brunswick Corporation	22,446	1,208,717
Capri Holdings, Ltd.Δ*	38,950	768,483
Carvana Co.*	4,100	857,228
Cava Group, Inc.*	4,369	377,525
Champion Homes, Inc.Δ*	21,366	2,024,642
Cheesecake Factory, Inc. (The)Δ	18,862	917,825
Columbia Sportswear Co.Δ	4,845	366,718
Cooper-Standard Holdings, Inc.*	14,761	226,138
Cricut, Inc. Class AΔ	8,300	42,745
Dana, Inc.	115,946	1,545,560
Dave & Buster's Entertainment, Inc.Δ*	30,414	534,374
Dutch Bros., Inc. Class A*	21,163	1,306,604
Flexsteel Industries, Inc.	3,016	110,114
Foot Locker, Inc.*	97,549	1,375,441
Funko, Inc. Class AΔ*	14,411	98,859
Genesco, Inc.Δ*	20,146	427,700
	Shares	Value
GoPro, Inc. Class AΔ*	79,375	$52,618
Grand Canyon Education, Inc.*	2,105	364,207
Haverty Furniture Cos., Inc.	17,394	343,010
Helen of Troy, Ltd.*	7,590	405,989
Hooker Furnishings Corporation	266	2,671
Johnson Outdoors, Inc. Class AΔ	3,177	78,917
KB Home	50,791	2,951,973
KinderCare Learning Cos., Inc.Δ*	53,864	624,284
Kontoor Brands, Inc.	32,535	2,086,470
Lands' End, Inc.Δ*	4,433	45,128
Landsea Homes CorporationΔ*	32,452	208,342
Latham Group, Inc.Δ*	35,700	229,551
La-Z-Boy, Inc.	41,879	1,637,050
Life Time Group Holdings, Inc.*	111,346	3,362,649
Lithia Motors, Inc.	1,028	301,759
M/I Homes, Inc.*	6,051	690,903
Malibu Boats, Inc. Class AΔ*	27,992	858,795
MarineMax, Inc.Δ*	40,202	864,343
MasterCraft Boat Holdings, Inc.Δ*	4,777	82,260
Meritage Homes Corporation	46,472	3,293,935
Modine Manufacturing Co.*	21,356	1,639,073
Movado Group, Inc.	24,769	414,138
OneWater Marine, Inc. Class AΔ*	34,043	550,816
Patrick Industries, Inc.Δ	7,385	624,476
Penske Automotive Group, Inc.Δ	2,167	312,005
Phinia, Inc.	2,375	100,771
Planet Fitness, Inc. Class A*	16,220	1,567,014
Rocky Brands, Inc.	1,000	17,370
Shake Shack, Inc. Class AΔ*	3,303	291,225
Sleep Number CorporationΔ*	30,871	195,722
Solo Brands, Inc. Class AΔ*	24,481	4,108
Sonic Automotive, Inc. Class AΔ	34,404	1,959,652
Sonos, Inc.*	60,775	648,469
Sportsman's Warehouse Holdings, Inc.*	21,547	21,420
Steven Madden, Ltd.Δ	67,661	1,802,489
Stitch Fix, Inc. Class A*	157,878	513,103
Stoneridge, Inc.*	11,254	51,656
Stride, Inc.Δ*	9,007	1,139,385
Superior Group of Cos., Inc.	5,312	58,113
Sweetgreen, Inc. Class AΔ*	12,390	309,998
Taylor Morrison Home Corporation Class A*	80,474	4,831,659
ThredUp, Inc. Class A*	3,336	8,040
Traeger, Inc.Δ*	16,248	27,297
Tri Pointe Homes, Inc.*	18,508	590,775
Universal Electronics, Inc.*	3,617	22,136
Urban Outfitters, Inc.*	43,914	2,301,094
Valvoline, Inc.*	55,200	1,921,512
Visteon Corporation*	22,817	1,771,056
Warby Parker, Inc. Class AΔ*	164,729	3,003,010
Winmark Corporation	1,027	326,452
Wyndham Hotels & Resorts, Inc.	20,135	1,822,419
YETI Holdings, Inc.*	28,384	939,510
Zumiez, Inc.*	30,047	447,400
		69,934,118

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Consumer Staples — 2.5%
Andersons, Inc. (The)	19,723	$846,708
BellRing Brands, Inc.*	24,447	1,820,324
BJ's Wholesale Club Holdings, Inc.*	31,200	3,559,920
Calavo Growers, Inc.	3,798	91,114
Chefs' Warehouse, Inc. (The)Δ*	27,600	1,503,096
Edgewell Personal Care Co.	63,234	1,973,533
Freshpet, Inc.Δ*	14,300	1,189,331
Herbalife, Ltd.*	59,490	513,399
J&J Snack Foods Corporation	17,757	2,338,952
Limoneira Co.Δ	2,800	49,616
Maplebear, Inc.*	5,614	223,943
Medifast, Inc.*	22,025	296,897
Nature's Sunshine Products, Inc.*	6,423	80,609
Pilgrim’s Pride Corporation*	3,842	209,427
PriceSmart, Inc.	6,964	611,787
SpartanNash Co.	19,211	389,215
Spectrum Brands Holdings, Inc.	24,329	1,740,740
Sprouts Farmers Market, Inc.*	16,085	2,455,214
USANA Health Sciences, Inc.*	12,126	327,038
Zevia PBC Class A*	8,500	18,360
		20,239,223
Energy — 5.0%
Amplify Energy Corporation*	8,309	31,076
Archrock, Inc.	22,210	582,790
Aris Water Solutions, Inc. Class A	13,634	436,833
Berry CorporationΔ	130,332	418,366
BKV CorporationΔ*	2,100	44,100
Cactus, Inc. Class A	29,260	1,340,986
ChampionX Corporation	36,074	1,075,005
Chord Energy Corporation	17,063	1,923,341
Crescent Energy Co. Class A	166,500	1,871,460
Delek U.S. Holdings, Inc.	7,748	116,762
DMC Global, Inc.*	11,300	95,146
Excelerate Energy, Inc. Class A	70,789	2,030,229
Flowco Holdings, Inc. Class AΔ*	37,571	963,696
Gulfport Energy Corporation*	6,496	1,196,174
Infinity Natural Resources, Inc. Class AΔ*	88,315	1,655,906
International Seaways, Inc.Δ	27,647	917,880
Kodiak Gas Services, Inc.	15,682	584,939
Liberty Energy, Inc.	90,992	1,440,403
Magnolia Oil & Gas Corporation Class A	254,908	6,438,976
Matador Resources Co.	33,100	1,691,079
Northern Oil & Gas, Inc.Δ	71,919	2,174,111
NPK International, Inc.*	40,600	235,886
Oil States International, Inc.*	4,333	22,315
Patterson-UTI Energy, Inc.	301,516	2,478,462
Permian Resources CorporationΔ	318,207	4,407,167
Ranger Energy Services, Inc. Class A	14,549	206,450
RPC, Inc.	31,600	173,800
SM Energy Co.	71,224	2,133,159
Solaris Energy Infrastructure, Inc.Δ	28,194	613,502
Uranium Energy CorporationΔ*	118,313	565,536
World Fuel Services CorporationΔ	54,251	1,538,558
		39,404,093
	Shares	Value
Financials — 20.3%
1st Source Corporation	633	$37,860
Ally Financial, Inc.	15,420	562,367
Amalgamated Financial Corporation	7,796	224,135
Amerant Bancorp, Inc.	23,268	480,252
Ameris Bancorp	25,913	1,491,811
AMERISAFE, Inc.	2,160	113,508
Arrow Financial CorporationΔ	5,173	135,998
Associated Banc-Corp	112,732	2,539,852
Atlantic Union Bankshares CorporationΔ	23,013	716,625
Axis Capital Holdings, Ltd.	38,125	3,821,650
Axos Financial, Inc.*	14,883	960,251
Baldwin Insurance Group, Inc. (The)Δ*	77,221	3,451,006
Banc of California, Inc.	86,801	1,231,706
Bancorp, Inc. (The)*	9,278	490,250
BankUnited, Inc.	61,482	2,117,440
BayCom Corporation	1,085	27,309
BCB Bancorp, Inc.	3,383	33,356
Berkshire Hills Bancorp, Inc.	34,676	904,697
Bowhead Specialty Holdings, Inc.*	22,957	933,202
Bread Financial Holdings, Inc.	38,804	1,943,304
Business First Bancshares, Inc.	10,501	255,699
Byline Bancorp, Inc.Δ	17,294	452,411
Capital Bancorp, Inc.Δ	1,539	43,600
Capital City Bank Group, Inc.	3,144	113,058
Central Pacific Financial Corporation	12,559	339,595
Chemung Financial Corporation	746	35,487
City Holding Co.	14,854	1,744,899
Civista Bancshares, Inc.	6,856	133,966
CNB Financial Corporation	2,045	45,501
CNO Financial Group, Inc.	107,116	4,461,381
Columbia Banking System, Inc.	91,669	2,286,225
Community Trust Bancorp, Inc.	7,287	366,973
Compass Diversified Holdings	100,885	1,883,523
CVB Financial Corporation	51,776	955,785
Donegal Group, Inc. Class A	7,944	155,941
eHealth, Inc.*	16,858	112,611
Employers Holdings, Inc.	13,596	688,501
Enact Holdings, Inc.	30,181	1,048,790
Enterprise Financial Services Corporation	44,993	2,417,924
Equity Bancshares, Inc. Class A	773	30,456
Essent Group, Ltd.	46,702	2,695,639
Euronet Worldwide, Inc.*	21,649	2,313,196
Evercore, Inc. Class A	1,988	397,043
EVERTEC, Inc.	84,967	3,124,237
FB Financial Corporation	19,160	888,258
First BanCorpΔ	33,460	1,343,084
First BanCorp (New York Exchange)	169,973	3,258,382
First Bank/Hamilton NJ	1,484	21,978
First Business Financial Services, Inc.	1,469	69,263
First Commonwealth Financial Corporation	8,150	126,651
First Financial Bancorp	72,699	1,816,021
First Financial Corporation	6,029	295,300
First Foundation, Inc.	1,000	5,190

	Shares	Value
First Internet Bancorp	3,147	$84,277
First Interstate BancSystem, Inc. Class A	89,898	2,575,578
First Merchants Corporation	13,110	530,168
First Savings Financial Group, Inc.Δ	1,439	37,069
Five Star BancorpΔ	120	3,336
Flushing Financial Corporation	20,121	255,537
FNB Corporation	205,362	2,762,119
FS Bancorp, Inc.	2,225	84,572
Genworth Financial, Inc.*	213,910	1,516,622
Globe Life, Inc.	3,296	434,149
Goosehead Insurance, Inc. Class A	4,281	505,415
Granite Point Mortgage Trust, Inc. REITΔ	5,198	13,515
Great Southern Bancorp, Inc.Δ	1,910	105,757
Green Dot Corporation Class A*	51,199	432,120
Greenlight Capital Re, Ltd. Class A*	5,250	71,138
Guaranty Bancshares, Inc.Δ	3,258	130,418
Hamilton Lane, Inc. Class AΔ	35,144	5,224,858
Hanmi Financial Corporation	26,068	590,701
Hanover Insurance Group, Inc. (The)	12	2,087
HarborOne Bancorp, Inc.	24,310	252,095
HBT Financial, Inc.	4,134	92,643
HCI Group, Inc.Δ	6,026	899,260
Heritage Commerce Corporation	33,405	318,016
Heritage Financial Corporation	1,935	47,079
Heritage Insurance Holdings, Inc.*	44,210	637,508
Hilltop Holdings, Inc.	41,613	1,267,116
Home Bancorp, Inc.	2,006	89,869
Home BancShares, Inc.	81,193	2,295,326
HomeStreet, Inc.Δ*	9,745	114,406
HomeTrust Bancshares, Inc.Δ	3,819	130,915
Horace Mann Educators CorporationΔ	9,051	386,749
Independent Bank Corporation	28,135	1,762,658
Independent Bank Corporation (NASDAQ Exchange)	11,188	344,479
International Bancshares Corporation	20,475	1,291,154
Investar Holding Corporation	2,226	39,200
Jack Henry & Associates, Inc.	1,579	288,325
Jackson Financial, Inc. Class A	7,054	590,984
James River Group Holdings, Ltd.	30,301	127,264
Kearny Financial Corporation	48,470	303,422
Kemper Corporation	13,147	878,877
LendingClub Corporation*	51,617	532,687
LendingTree, Inc.*	1,052	52,884
Live Oak Bancshares, Inc.	14,493	386,383
Marqeta, Inc. Class A*	38,900	160,268
Merchants BancorpΔ	12,854	475,598
Mercury General Corporation	15,487	865,723
Metropolitan Bank Holding Corporation*	3,208	179,616
Midland States Bancorp, Inc.	9,039	154,748
MVB Financial Corporation	69,015	1,195,340
NBT Bancorp, Inc.	6,340	271,986
Nicolet Bankshares, Inc.	1,975	215,196
NMI Holdings, Inc.*	59,424	2,142,235
Northeast Community Bancorp, Inc.	4,203	98,518
Northfield Bancorp, Inc.	41,314	450,736
	Shares	Value
Northpointe Bancshares, Inc.*	8,516	$122,971
Northrim BanCorp, Inc.	2,572	188,322
OceanFirst Financial Corporation	23,024	391,638
OFG Bancorp	29,117	1,165,262
Old National BancorpΔ	345,530	7,321,781
Old Second Bancorp, Inc.	15,100	251,264
Onity Group, Inc.Δ*	3,321	107,335
Orange County Bancorp, Inc.	1,600	37,424
Origin Bancorp, Inc.	1,989	68,959
Pacific Premier Bancorp, Inc.	86,152	1,836,761
Palomar Holdings, Inc.*	8,194	1,123,234
Paymentus Holdings, Inc. Class A*	86,740	2,263,914
Peapack-Gladstone Financial Corporation	9,582	272,129
Perella Weinberg Partners	32,779	603,134
PJT Partners, Inc. Class A	15,140	2,087,503
Popular, Inc.	15,898	1,468,498
Primis Financial Corporation	5,767	56,344
PROG Holdings, Inc.	29,957	796,856
Provident Financial Services, Inc.	22,524	386,737
QCR Holdings, Inc.	5,954	424,639
Radian Group, Inc.	26,227	867,327
RBB Bancorp	5,931	97,862
Red River Bancshares, Inc.	449	23,191
Regional Management Corporation	4,228	127,305
Reinsurance Group of America, Inc.	5,853	1,152,456
Remitly Global, Inc.*	36,151	751,941
Renasant CorporationΔ	59,719	2,026,266
Repay Holdings CorporationΔ*	84,772	472,180
Republic Bancorp, Inc. Class A	1,829	116,727
RLI Corporation	1,000	80,330
Safety Insurance Group, Inc.	51,228	4,040,865
SEI Investments Co.	3,890	301,981
Selective Insurance Group, Inc.	31,204	2,856,414
Selectquote, Inc.*	26,235	87,625
Sierra Bancorp	3,141	87,571
Skyward Specialty Insurance Group, Inc.*	39,857	2,109,232
SmartFinancial, Inc.	408	12,681
South Plains Financial, Inc.	4,598	152,286
Southern First Bancshares, Inc.*	1,212	39,899
SouthState Corporation	77,547	7,197,913
StoneX Group, Inc.*	14,499	1,107,434
Texas Capital Bancshares, Inc.*	30,782	2,299,415
Third Coast Bancshares, Inc.Δ*	10,574	352,854
Tompkins Financial Corporation	5,680	357,726
Towne Bank	11,032	377,184
TriCo Bancshares	3,240	129,503
Trustmark Corporation	1,020	35,180
UMB Financial Corporation	26,977	2,727,375
United Bankshares, Inc.	62,371	2,162,403
United Community Banks, Inc.	67,541	1,899,928
United Fire Group, Inc.	6,607	194,642
Unity Bancorp, Inc.	4,348	176,964
Universal Insurance Holdings, Inc.	18,997	450,229
Upstart Holdings, Inc.Δ*	22,867	1,052,568
Valley National Bancorp	181,690	1,615,224

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Veritex Holdings, Inc.	24,352	$608,069
Victory Capital Holdings, Inc. Class A	66,700	3,859,929
Webster Financial Corporation	55,981	2,885,821
WesBanco, Inc.	47,787	1,479,486
Westamerica BanCorp	14,348	726,439
Western Alliance Bancorp	7,305	561,243
WSFS Financial CorporationΔ	44,436	2,304,895
		161,783,114
Health Care — 12.8%
Addus HomeCare Corporation*	29,050	2,872,754
ADMA Biologics, Inc.*	40,391	801,357
Agios Pharmaceuticals, Inc.*	53,770	1,575,461
Amicus Therapeutics, Inc.*	177,227	1,446,172
Anika Therapeutics, Inc.*	10,204	153,366
Apogee Therapeutics, Inc.Δ*	23,609	882,032
Ardelyx, Inc.*	322,101	1,581,516
Artivion, Inc.Δ*	83,861	2,061,303
Atea Pharmaceuticals, Inc.*	14,490	43,325
AtriCure, Inc.*	70,624	2,278,330
Aveanna Healthcare Holdings, Inc.*	16,311	88,406
Avidity Biosciences, Inc.*	20,936	618,031
Axsome Therapeutics, Inc.*	25,581	2,983,512
Azenta, Inc.Δ*	25,686	889,763
Biote Corporation Class A*	9,062	30,177
Blueprint Medicines Corporation*	38,247	3,385,242
Bridgebio Pharma, Inc.Δ*	29,278	1,012,141
CareDx, Inc.*	43,823	777,858
Caribou Biosciences, Inc.Δ*	144,311	131,770
Ceribell, Inc.Δ*	44,000	845,240
CG oncology, Inc.Δ*	44,010	1,077,805
Chemed Corporation	434	267,049
Codexis, Inc.Δ*	53,256	143,259
CONMED CorporationΔ	26,703	1,612,594
Corcept Therapeutics, Inc.*	3,631	414,733
Crinetics Pharmaceuticals, Inc.Δ*	55,745	1,869,687
Cytek Biosciences, Inc.*	12,700	50,927
Edgewise Therapeutics, Inc.*	16,925	372,350
Embecta CorporationΔ	71,061	906,028
Enanta Pharmaceuticals, Inc.*	14,654	80,890
Enovis CorporationΔ*	67,854	2,592,701
Entrada Therapeutics, Inc.*	16,724	151,185
Envista Holdings Corporation*	41,070	708,868
Fate Therapeutics, Inc.Δ*	159,666	126,152
Foghorn Therapeutics, Inc.*	1,000	3,650
GeneDx Holdings CorporationΔ*	3,033	268,618
Generation Bio Co.Δ*	10,247	4,150
Glaukos Corporation*	15,848	1,559,760
Globus Medical, Inc. Class A*	13,641	998,521
Guardant Health, Inc.*	29,868	1,272,377
Halozyme Therapeutics, Inc.Δ*	58,737	3,748,008
HealthStream, Inc.	5,868	188,832
Inogen, Inc.*	27,721	197,651
Insmed, Inc.Δ*	110,781	8,451,483
Inspire Medical Systems, Inc.*	19,748	3,145,461
Integer Holdings CorporationΔ*	4,377	516,530
Iovance Biotherapeutics, Inc.Δ*	141,975	472,777
Ironwood Pharmaceuticals, Inc.*	19,442	28,580
	Shares	Value
iTeos Therapeutics, Inc.*	61,200	$365,364
Kodiak Sciences, Inc.*	34,322	96,273
Krystal Biotech, Inc.Δ*	11,950	2,154,585
Kymera Therapeutics, Inc.Δ*	14,943	408,990
Kyverna Therapeutics, Inc.Δ*	792	1,529
Lantheus Holdings, Inc.*	24,837	2,424,091
Ligand Pharmaceuticals, Inc.Δ*	32,051	3,369,842
Lyell Immunopharma, Inc.Δ*	20,610	11,088
MacroGenics, Inc.Δ*	11,976	15,210
Merit Medical Systems, Inc.*	32,972	3,485,470
Natera, Inc.*	12,524	1,771,019
Nektar Therapeutics*	107,416	73,043
NeoGenomics, Inc.*	136,065	1,291,257
Nuvalent, Inc. Class AΔ*	7,756	550,056
Omnicell, Inc.*	32,900	1,150,184
OraSure Technologies, Inc.*	113,176	381,403
Organogenesis Holdings, Inc.Δ*	395	1,706
Pacira BioSciences, Inc.Δ*	84,441	2,098,359
Phibro Animal Health Corporation Class A	12,587	268,858
PMV Pharmaceuticals, Inc.Δ*	2,243	2,445
Prestige Consumer Healthcare, Inc.Δ*	48,886	4,202,729
PTC Therapeutics, Inc.*	23,748	1,210,198
Rhythm Pharmaceuticals, Inc.*	17,937	950,123
Sage Therapeutics, Inc.*	43,257	343,893
Septerna, Inc.Δ*	20,675	119,708
Soleno Therapeutics, Inc.*	23,023	1,644,993
Spyre Therapeutics, Inc.Δ*	21,625	348,919
Structure Therapeutics, Inc. ADRΔ*	12,622	218,487
Supernus Pharmaceuticals, Inc.*	69,700	2,282,675
Tarsus Pharmaceuticals, Inc.*	6,600	339,042
Terns Pharmaceuticals, Inc.*	5,798	16,003
TG Therapeutics, Inc.Δ*	17,896	705,639
Theravance Biopharma, Inc.*	16,356	146,059
TransMedics Group, Inc.Δ*	35,251	2,371,687
Travere Therapeutics, Inc.Δ*	203,070	3,639,014
Ultragenyx Pharmaceutical, Inc.*	19,581	709,028
Vanda Pharmaceuticals, Inc.*	33,669	154,541
Varex Imaging Corporation*	53,847	624,625
Vaxcyte, Inc.*	39,309	1,484,308
Veracyte, Inc.*	20,912	620,041
Vericel Corporation*	55,000	2,454,100
Verve Therapeutics, Inc.Δ*	25,578	116,892
Voyager Therapeutics, Inc.Δ*	8,487	28,686
Waystar Holding Corporation*	11,780	440,101
Xencor, Inc.*	48,869	519,966
Zentalis Pharmaceuticals, Inc.Δ*	8,300	13,197
Zimvie, Inc.*	9,472	102,298
		101,416,106
Industrials — 18.6%
ABM Industries, Inc.	47,759	2,261,866
ACV Auctions, Inc. Class AΔ*	235,794	3,322,337
AerSale Corporation*	3,641	27,271
Alamo Group, Inc.	7,365	1,312,517
Albany International Corporation Class A	2,950	203,668
Allegiant Travel Co.	26,541	1,370,843

	Shares	Value
Allison Transmission Holdings, Inc.	3,373	$322,695
Applied Industrial Technologies, Inc.	28,875	6,506,692
ArcBest Corporation	8,952	631,832
Arcosa, Inc.	22,811	1,759,184
Astec Industries, Inc.	18,048	621,754
Atkore, Inc.	9,707	582,323
Atmus Filtration Technologies, Inc.	14,310	525,606
Axon Enterprise, Inc.*	2,769	1,456,356
AZEK Co., Inc. (The)*	61,584	3,010,842
Barrett Business Services, Inc.	4,100	168,715
Bloom Energy Corporation Class AΔ*	24,738	486,349
Blue Bird CorporationΔ*	28,595	925,620
BlueLinx Holdings, Inc.*	6,107	457,903
Boise Cascade Co.	28,980	2,842,648
Brink's Co. (The)	29,282	2,522,937
Casella Waste Systems, Inc. Class A*	63,984	7,134,856
Chart Industries, Inc.Δ*	21,294	3,074,002
Columbus McKinnon CorporationΔ	57,220	968,735
Comfort Systems U.S.A., Inc.	6,600	2,127,378
Conduent, Inc.*	142,481	384,699
Construction Partners, Inc. Class AΔ*	67,728	4,867,611
Covenant Logistics Group, Inc.	13,823	306,871
Crane Co.	7,918	1,212,879
Curtiss-Wright Corporation	4,483	1,422,321
Deluxe Corporation	29,703	469,604
DNOW, Inc.*	57,043	974,294
Donaldson Co., Inc.	5,076	340,397
DXP Enterprises, Inc.*	8,341	686,131
Ennis, Inc.	8,480	170,363
Enovix CorporationΔ*	38,636	283,588
Enviri Corporation*	19,914	132,428
Esab CorporationΔ	39,881	4,646,136
ESCO Technologies, Inc.	19,130	3,043,966
ExlService Holdings, Inc.*	103,400	4,881,514
Exponent, Inc.	23,600	1,913,016
Federal Signal Corporation	49,664	3,652,787
First Advantage CorporationΔ*	55,815	786,433
Flowserve Corporation	26,584	1,298,363
Forrester Research, Inc.*	1,500	13,860
FTAI Aviation, Ltd.Δ	38,698	4,296,639
FTI Consulting, Inc.*	1,885	309,291
GMS, Inc.*	32,308	2,363,976
Graco, Inc.	6,018	502,563
Great Lakes Dredge & Dock Corporation*	5,949	51,756
H&E Equipment Services, Inc.	17,530	1,661,669
Healthcare Services Group, Inc.*	36,200	364,896
Heartland Express, Inc.Δ	38,937	358,999
Heidrick & Struggles International, Inc.	18,849	807,303
Hexcel Corporation	33,800	1,850,888
Hillman Solutions Corporation*	81,336	714,943
Hub Group, Inc. Class A	39,795	1,479,180
Hudson Technologies, Inc.*	14,700	90,699
Huntington Ingalls Industries, Inc.	2,644	539,482
IBEX Holdings, Ltd.*	18,291	445,386
Insteel Industries, Inc.	9,725	255,768
	Shares	Value
ITT, Inc.	15,630	$2,018,771
JBT Marel Corporation	21,160	2,585,752
JELD-WEN Holding, Inc.*	5,800	34,626
Kadant, Inc.Δ	9,133	3,076,999
Karman Holdings, Inc.*	48,901	1,634,271
KBR, Inc.	5,988	298,262
Kelly Services, Inc. Class A	30,479	401,408
Korn Ferry	16,497	1,118,992
Kratos Defense & Security Solutions, Inc.Δ*	88,511	2,627,892
L B Foster Co. Class A*	2,124	41,800
Leonardo DRS, Inc.	15,278	502,341
Lindsay Corporation	1,580	199,902
Loar Holdings, Inc.Δ*	39,909	2,819,571
Lyft, Inc. Class A*	108,106	1,283,218
Manitowoc Co., Inc. (The)*	27,033	232,213
Marten Transport, Ltd.	34,427	472,338
MasTec, Inc.*	997	116,360
Matrix Service Co.*	19,623	243,914
Mayville Engineering Co., Inc.*	13,469	180,889
Mistras Group, Inc.*	10,143	107,313
Montrose Environmental Group, Inc.Δ*	53,295	759,987
MYR Group, Inc.*	34,648	3,918,342
NEXTracker, Inc. Class A*	17,567	740,273
NV5 Global, Inc.*	48,913	942,554
Orion Group Holdings, Inc.Δ*	51,013	266,798
Primoris Services Corporation	217	12,458
Proficient Auto Logistics, Inc.Δ*	26,989	225,898
Pursuit Attractions and Hospitality, Inc.Δ*	35,200	1,245,728
Radiant Logistics, Inc.*	7,910	48,647
RBC Bearings, Inc.*	6,500	2,091,505
Regal Beloit Corporation	31,409	3,575,915
Resources Connection, Inc.Δ	39,548	258,644
RXO, Inc.Δ*	50,863	971,483
Ryder System, Inc.	530	76,219
Science Applications International CorporationΔ	5,888	661,046
Shyft Group , Inc. (The)Δ	12,591	101,861
Skillsoft CorporationΔ*	1,300	25,012
Steelcase, Inc. Class A	71,077	779,004
Sun Country Airlines Holdings, Inc.*	73,742	908,501
Tetra Tech, Inc.	91,780	2,684,565
Thermon Group Holdings, Inc.*	314	8,745
Timken Co. (The)	43,949	3,158,615
Titan Machinery, Inc.Δ*	23,504	400,508
TriNet Group, Inc.	16,695	1,322,912
TrueBlue, Inc.*	28,358	150,581
Tutor Perini Corporation*	55,014	1,275,225
V2X, Inc.*	13,678	670,906
Verra Mobility Corporation*	592	13,326
Wabash National Corporation	45,974	508,013
Watsco, Inc.Δ	497	252,625
Werner Enterprises, Inc.Δ	73,881	2,164,713
WillScot Holdings CorporationΔ	64,400	1,790,320
Worthington Enterprises, Inc.	28,958	1,450,506

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Zurn Water Solutions Corporation	64,391	$2,123,615
		147,787,510
Information Technology — 9.8%
ADTRAN Holdings, Inc.*	9,500	82,840
Alkami Technology, Inc.*	23,763	623,779
Ambarella, Inc.*	23,610	1,188,291
Amkor Technology, Inc.	50,346	909,249
ASGN, Inc.*	49,744	3,134,867
Astera Labs, Inc.Δ*	3,113	185,753
Aviat Networks, Inc.Δ*	22,447	430,309
Avnet, Inc.	28,018	1,347,386
Axcelis Technologies, Inc.*	21,801	1,082,856
Benchmark Electronics, Inc.	19,587	744,894
Box, Inc. Class A*	40,871	1,261,279
Clearwater Analytics Holdings, Inc. Class A*	195,402	5,236,773
Coherent Corporation*	9,519	618,164
Commvault Systems, Inc.*	9,046	1,427,097
Confluent, Inc. Class A*	24,805	581,429
Credo Technology Group Holding, Ltd.*	35,700	1,433,712
CS Disco, Inc.*	9,912	40,540
Dropbox, Inc. Class A*	33,270	888,642
E2open Parent Holdings, Inc.Δ*	106,195	212,390
Freshworks, Inc. Class A*	55,732	786,378
Gitlab, Inc. Class A*	12,766	600,002
Ichor Holdings, Ltd.*	75,782	1,713,431
Ingram Micro Holding CorporationΔ	41,858	742,561
Intapp, Inc.*	32,992	1,926,073
Jabil, Inc.	4,514	614,220
Kulicke & Soffa Industries, Inc.Δ	66,639	2,197,754
Lattice Semiconductor Corporation*	41,600	2,181,920
Life360, Inc.Δ*	7,321	281,053
MACOM Technology Solutions Holdings, Inc.*	15,515	1,557,396
Meridianlink, Inc.Δ*	18,822	348,772
Methode Electronics, Inc.	1,197	7,637
NETGEAR, Inc.*	46,238	1,130,981
Nutanix, Inc. Class A*	13,580	948,020
ON24, Inc.*	5,148	26,770
Onestream, Inc.Δ*	76,700	1,636,778
Onto Innovation, Inc.*	12,600	1,528,884
Ooma, Inc.*	1,700	22,253
PAR Technology CorporationΔ*	38,040	2,333,373
PC Connection, Inc.	8,062	503,230
Progress Software CorporationΔ	31,974	1,646,981
Q2 Holdings, Inc.*	69,214	5,537,812
Rackspace Technology, Inc.Δ*	101,540	171,603
Rapid7, Inc.*	59,207	1,569,577
Ribbon Communications, Inc.*	57,602	225,800
Rimini Street, Inc.*	2,300	8,004
Rogers Corporation*	8,520	575,356
Rubrik, Inc. Class A*	5,717	348,623
ScanSource, Inc.*	13,366	454,578
Semtech Corporation*	76,102	2,617,909
ServiceTitan, Inc. Class AΔ*	28,297	2,691,328
Silicon Laboratories, Inc.*	24,804	2,792,186
SiTime Corporation*	1,912	292,287
	Shares	Value
SmartRent, Inc.Δ*	10,600	$12,826
SPS Commerce, Inc.*	16,714	2,218,449
Synaptics, Inc.*	20,400	1,299,888
Telos Corporation*	15,385	36,616
UiPath, Inc. Class A*	66,248	682,354
Unisys CorporationΔ*	77,214	354,412
Varonis Systems, Inc.*	65,603	2,653,641
Verint Systems, Inc.Δ*	64,398	1,149,504
Vertex, Inc. Class AΔ*	88,800	3,108,888
Workiva, Inc.*	58,544	4,444,075
Xerox Holdings CorporationΔ	75,853	366,370
Xperi, Inc.Δ*	37,815	291,932
		78,068,735
Materials — 2.9%
AdvanSix, Inc.	8,443	191,234
American Vanguard Corporation	34,790	153,076
AptarGroup, Inc.	2,001	296,908
Carpenter Technology Corporation	8,372	1,516,839
Clearwater Paper Corporation*	16,574	420,482
Coeur Mining, Inc.*	128,739	762,135
Commercial Metals Co.Δ	30,271	1,392,769
Core Molding Technologies, Inc.Δ*	6,300	95,760
Graphic Packaging Holding Co.	129,589	3,364,131
Greif, Inc. Class A	3,380	185,866
Huntsman Corporation	10,199	161,042
Ingevity Corporation*	26,647	1,054,955
Kaiser Aluminum Corporation	26,349	1,597,276
Knife River Corporation*	18,257	1,646,964
Koppers Holdings, Inc.	8,049	225,372
Kronos Worldwide, Inc.Δ	21,603	161,591
Louisiana-Pacific Corporation	6,666	613,139
Minerals Technologies, Inc.	62,971	4,003,067
MP Materials CorporationΔ*	32,457	792,275
Olympic Steel, Inc.	12,541	395,292
Origin Materials, Inc.Δ*	12,395	8,225
Quaker Chemical Corporation	10,579	1,307,670
Rayonier Advanced Materials, Inc.*	53,099	305,319
Reliance, Inc.	781	225,514
Ryerson Holding CorporationΔ	18,466	423,979
Stepan Co.	6,051	333,047
SunCoke Energy, Inc.	77,948	717,122
Valhi, Inc.Δ	2,003	32,549
Worthington Steel, Inc.Δ	17,937	454,344
		22,837,942
Real Estate — 4.9%
Alexander & Baldwin, Inc. REIT	13,550	233,467
Alpine Income Property Trust, Inc. REIT	5,135	85,857
American Healthcare REIT, Inc.	13,943	422,473
Americold Realty Trust REIT	73,162	1,570,057
Apple Hospitality REIT, Inc.Δ	75,800	978,578
Armada Hoffler Properties, Inc. REIT	47,343	355,546
Chatham Lodging Trust REIT	38,299	273,072
Compass, Inc. Class A*	135,191	1,180,217
Curbline Properties Corporation REIT	13,155	318,219
DiamondRock Hospitality Co. REIT	178,918	1,381,247
Diversified Healthcare Trust REITΔ	15,849	38,038

	Shares	Value
Douglas Elliman, Inc.*	6,043	$10,394
Easterly Government Properties, Inc. REIT	114,478	1,213,467
EPR Properties REIT	22,507	1,184,093
Equity LifeStyle Properties, Inc. REIT	4,437	295,948
Essential Properties Realty Trust, Inc. REITΔ	59,713	1,949,032
Forestar Group, Inc.*	14,246	301,160
Four Corners Property Trust, Inc. REITΔ	72,992	2,094,870
Howard Hughes Holdings, Inc.*	2,696	199,720
Independence Realty Trust, Inc. REIT	128,228	2,722,280
InvenTrust Properties Corporation REIT	42,023	1,234,216
Kennedy-Wilson Holdings, Inc.	9,100	78,988
Kite Realty Group Trust REIT	116,363	2,603,040
LXP Industrial Trust REIT	235,007	2,032,811
National Storage Affiliates Trust REIT	62,935	2,479,639
Newmark Group, Inc. Class A	7,180	87,381
NexPoint Residential Trust, Inc. REIT	5,346	211,338
Opendoor Technologies, Inc.Δ*	121,500	123,930
Orion Properties, Inc. REITΔ	47,531	101,716
Phillips Edison & Co., Inc. REIT	72,443	2,643,445
RE/MAX Holdings, Inc. Class A*	14,590	122,118
RLJ Lodging Trust REITΔ	119,419	942,216
RMR Group, Inc. (The) Class A	15,007	249,867
Ryman Hospitality Properties, Inc. REITΔ	17,968	1,642,994
Summit Hotel Properties, Inc. REIT	40,300	218,023
Sunstone Hotel Investors, Inc. REIT	170,544	1,604,819
Terreno Realty Corporation REITΔ	57,752	3,651,081
UMH Properties, Inc. REIT	40,266	752,974
Uniti Group, Inc. REIT	31,700	159,768
Whitestone REIT	9,817	143,034
Xenia Hotels & Resorts, Inc. REIT	94,778	1,114,589
		39,005,722
Utilities — 1.5%
American States Water Co.	10,218	803,952
Avista Corporation	38,460	1,610,320
Black Hills Corporation	38,146	2,313,555
California Water Service Group	11,840	573,766
MDU Resources Group, Inc.Δ	15,362	259,772
Northwest Natural Holding Co.	11,889	507,898
Northwestern Energy Group, Inc.Δ	41,647	2,410,112
Southwest Gas Holdings, Inc.	19,052	1,367,934
Spire, Inc.Δ	27,285	2,135,051
		11,982,360
Total Common Stocks (Cost $699,638,855)		701,974,890
FOREIGN COMMON STOCKS — 7.0%
Bahamas — 0.2%
OneSpaWorld Holdings, Ltd.	81,614	1,370,299
Belgium — 0.1%
Titan America SAΔ*	45,434	614,268
	Shares	Value
Bermuda — 0.4%
Bank of NT Butterfield & Son, Ltd. (The)	22,295	$867,722
Hamilton Insurance Group, Ltd. Class B*	44,657	925,740
SiriusPoint, Ltd.*	15,915	275,170
Teekay Tankers, Ltd. Class A	31,731	1,214,345
		3,282,977
Brazil — 0.4%
Embraer SA ADRΔ*	61,729	2,851,880
Canada — 1.2%
BRP, Inc.Δ	19,774	668,559
Cameco CorporationΔ	17,309	712,438
DIRTT Environmental Solutions*	117,135	83,388
IMAX CorporationΔ*	92,174	2,428,785
Pan American Silver CorporationΔ	49,697	1,283,673
SSR Mining, Inc.*	86,853	871,136
Xenon Pharmaceuticals, Inc.*	101,243	3,396,703
		9,444,682
Colombia — 0.4%
Tecnoglass, Inc.Δ	40,334	2,885,898
Ireland — 0.1%
Alkermes PLC*	18,280	603,605
Dole PLC	41,244	595,976
		1,199,581
Israel — 1.8%
CyberArk Software, Ltd.*	20,798	7,029,724
Global-e Online, Ltd.*	47,100	1,679,115
JFrog, Ltd.Δ*	122,600	3,923,200
Monday.com, Ltd.*	3,539	860,543
Wix.com, Ltd.*	3,924	641,103
		14,133,685
Italy — 0.3%
Stevanato Group SpAΔ	111,500	2,276,830
Jersey — 0.2%
Caledonia Mining Corporation PLC	6,574	82,109
WNS Holdings, Ltd.*	32,057	1,971,185
		2,053,294
Netherlands — 0.6%
Elastic NV*	13,223	1,178,169
Merus NV*	44,622	1,878,140
Newamsterdam Pharma Co. NV*	75,510	1,545,690
		4,601,999
Norway — 0.0%
Golden Ocean Group, Ltd.Δ	44,727	356,921
Singapore — 0.1%
WaVe Life Sciences, Ltd.*	70,806	572,113
Sweden — 0.1%
Loomis AB	23,433	949,110

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
United Kingdom — 1.1%
Cushman & Wakefield PLCΔ*	178,277	$1,821,991
Fidelis Insurance Holdings, Ltd.Δ	103,934	1,683,731
Gates Industrial Corporation PLC*	133,211	2,452,415
Luxfer Holdings PLC	5,248	62,241
Sensata Technologies Holding PLC	24,330	590,489
TechnipFMC PLC	25,319	802,359
Verona Pharma PLC ADR*	27,500	1,745,975
		9,159,201
Total Foreign Common Stocks (Cost $51,814,662)		55,752,738
MASTER LIMITED PARTNERSHIP — 0.1%
Mach Natural Resources LP	45,797	712,143
TXO Partners LPΔ	17,984	344,574
Total Master Limited Partnership (Cost $1,182,693)		1,056,717
RIGHTS — 0.0%
Chinook Therapeutics, Inc.†††*	2,713	—
Omniab, Inc.†††*	7,376	—
	Shares	Value
Omniab, Inc. (NASDAQ Exchange)†††*	7,376	$1
Total Rights (Cost $—)		1
MONEY MARKET FUNDS — 6.1%
Northern Institutional Liquid Assets Portfolio (Shares), 4.38%Ø§	15,116,098	15,116,098
GuideStone Money Market Fund, 4.26% (Institutional Class)Ø∞	32,939,555	32,939,555
Total Money Market Funds (Cost $48,055,653)		48,055,653
TOTAL INVESTMENTS — 101.5% (Cost $800,691,863)		806,839,999
Liabilities in Excess of Other Assets — (1.5)%		(11,634,959)
NET ASSETS — 100.0%		$795,205,040
Futures Contracts outstanding at March 31, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	06/2025	226	$22,906,230	$(142,452)
Forward Foreign Currency Contracts outstanding at March 31, 2025:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/27/25	U.S. Dollars	928,804	Swedish Kronor	9,346,580	CITI	$(5,917)
Total Forward Foreign Currency Contracts outstanding at March 31, 2025						$(5,917)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2024, see Schedule of Investments in the Fund’s Annual Financial Statements.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCK — 0.5%
Communication Services — 0.5%
Spotify Technology SA* (Cost $5,306,301)	11,022	$6,062,431
FOREIGN COMMON STOCKS — 95.0%
Australia — 6.2%
ANZ Group Holdings, Ltd.	314,264	5,753,883
APA Group	56,822	281,484
ASX, Ltd.	9,397	385,124
BHP Group, Ltd.	347,822	8,439,255
BlueScope Steel, Ltd.	21,263	284,795
Brambles, Ltd.	67,348	850,823
CAR Group, Ltd.	113,339	2,258,914
Cochlear, Ltd.	7,986	1,316,165
Coles Group, Ltd.	137,380	1,681,636
Commonwealth Bank of Australia	108,232	10,292,201
Computershare, Ltd.	31,223	769,617
CSL, Ltd.	48,664	7,659,190
Fortescue, Ltd.	97,382	942,563
Goodman Group REIT	146,925	2,636,810
GPT Group (The) REIT	56,319	154,472
Insurance Australia Group, Ltd.	115,449	561,607
Macquarie Group, Ltd.	21,263	2,646,109
Medibank Pvt., Ltd.	179,765	502,415
National Australia Bank, Ltd.	219,242	4,715,610
Northern Star Resources, Ltd.	45,766	528,377
Origin Energy, Ltd.	81,077	536,516
Qantas Airways, Ltd.	66,392	378,510
QBE Insurance Group, Ltd.	75,406	1,041,897
REA Group, Ltd.	4,130	573,015
Rio Tinto, Ltd.Δ	19,717	1,430,663
Santos, Ltd.	155,840	653,039
Scentre Group REIT	265,947	562,689
SGH, Ltd.	9,000	282,518
Sonic Healthcare, Ltd.	65,006	1,055,494
South32, Ltd.	212,814	428,722
Stockland REIT	135,879	419,262
Suncorp Group, Ltd.	58,007	702,562
Telstra Corporation, Ltd.	341,734	902,788
Transurban Group	515,872	4,345,028
Vicinity Centres REIT	216,299	299,508
Wesfarmers, Ltd.	122,996	5,575,895
Westpac Banking Corporation	194,992	3,885,693
WiseTech Global, Ltd.	8,455	436,008
Woodside Energy Group, Ltd.	112,500	1,634,392
Woolworths Group, Ltd.	99,504	1,847,525
		79,652,774
Austria — 0.2%
Erste Group Bank AG	21,419	1,481,576
OMV AG	10,806	556,470
Verbund AG	5,255	371,902
		2,409,948
Belgium — 0.6%
Ageas SA/NV	10,480	628,206
D'ieteren Group	2,641	454,942
Groupe Bruxelles Lambert NV	5,725	427,192
	Shares	Value
KBC Group NV	21,628	$1,971,253
Lotus Bakeries NVΔ	78	693,424
Sofina SA	865	221,525
Syensqo SA	9,910	676,284
UCB SA	12,770	2,248,348
		7,321,174
Denmark — 2.6%
AP Moeller - Maersk A/S Class AΔ	649	1,111,743
AP Moeller - Maersk A/S Class BΔ	810	1,409,748
Coloplast A/S Class BΔ	32,701	3,429,801
Danske Bank A/S	107,273	3,511,198
Demant A/SΔ*	97,922	3,290,771
DSV A/S	29,383	5,682,120
Genmab A/S*	15,830	3,084,007
Novonesis (Novozymes) BΔ	43,669	2,542,694
Orsted A/S 144AΔ*	30,730	1,342,013
Pandora A/S	15,325	2,348,729
ROCKWOOL International A/S Class B	2,073	859,276
Tryg A/SΔ	63,880	1,519,607
Vestas Wind Systems A/SΔ*	247,117	3,418,741
Zealand Pharma A/SΔ*	4,701	353,019
		33,903,467
Finland — 1.0%
Elisa OYJ	7,229	352,378
Fortum OYJ	22,487	368,236
Kesko OYJ Class BΔ	12,949	264,683
Kone OYJ Class B	19,989	1,102,907
Neste OYJΔ	21,037	194,576
Nokia OYJ	358,262	1,886,893
Nordea Bank Abp	334,779	4,281,973
Orion OYJ Class B	17,254	1,024,835
Sampo OYJ Class A	175,570	1,682,518
Stora Enso OYJ, R Shares	34,560	327,500
UPM-Kymmene OYJΔ	72,893	1,955,597
		13,442,096
France — 10.2%
Accor SA	16,778	765,165
Aeroports de Paris SA	2,268	230,890
Air Liquide SA	52,196	9,914,381
Alstom SA*	16,417	363,648
Arkema SA	2,715	207,891
AXA SA	172,306	7,361,907
BNP Paribas SA	86,911	7,263,966
Bollore SE	40,000	234,336
Bouygues SA	11,283	444,780
Bureau Veritas SA	15,449	468,724
Capgemini SE	16,330	2,453,714
Carrefour SA	98,085	1,402,803
Cie de Saint-Gobain SA	46,241	4,606,383
Cie Generale des Etablissements Michelin SCA	56,663	1,991,510
Credit Agricole SA	44,532	810,796
Danone SA	65,297	4,994,259
Dassault Systemes SE	41,281	1,571,681

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Edenred SE	19,978	$649,215
Eiffage SA	6,925	806,270
Engie SA	106,227	2,069,921
EssilorLuxottica SA	32,824	9,458,847
Eurazeo SE	3,083	228,318
Gecina SA REIT	2,894	271,554
Getlink SE	29,669	512,410
Hermes International SCA	2,818	7,414,496
Ipsen SA	33,962	3,911,764
Kering SA	5,668	1,179,172
Klepierre REIT	14,221	476,002
L’Oreal SA	22,503	8,364,207
Legrand SA	16,102	1,705,260
Orange SA	132,848	1,720,933
Publicis Groupe SA	13,734	1,295,785
Renault SA	16,883	855,234
Rexel SA	12,000	323,411
Safran SA	34,165	8,995,079
Sartorius Stedim Biotech	3,225	638,928
Schneider Electric SE	46,343	10,698,068
Societe Generale SA	58,734	2,649,721
Sodexo SA	8,568	550,316
Teleperformance SE	3,388	340,667
Thales SA	6,325	1,681,321
TotalEnergies SE	188,051	12,116,687
Unibail-Rodamco-Westfield CDI	10,140	42,272
Unibail-Rodamco-Westfield REIT*	6,095	513,872
Veolia Environnement SA	38,312	1,317,620
Vinci SA	50,394	6,352,676
		132,226,860
Germany — 9.4%
adidas AG	11,209	2,643,760
Allianz SE	33,506	12,823,078
BASF SE	53,716	2,692,722
Bayerische Motoren Werke AG	59,384	4,788,569
Beiersdorf AG	11,389	1,471,276
Brenntag SE	7,869	510,050
Commerzbank AG	49,702	1,137,430
Continental AG	4,960	349,778
Covestro AG*	8,920	572,925
Daimler Truck Holding AG	27,061	1,096,230
Delivery Hero SE*	7,927	190,071
Deutsche Bank AG	104,927	2,501,163
Deutsche Boerse AG	19,154	5,651,575
Deutsche Lufthansa AG	49,931	363,808
Deutsche Post AG	60,860	2,612,920
Deutsche Telekom AG	249,528	9,212,570
E.ON SE	245,743	3,709,429
Evonik Industries AG	13,302	288,374
Fresenius Medical Care AG	15,717	782,078
Fresenius SE & Co. KGaA*	57,197	2,441,950
GEA Group AG	7,555	459,260
Hannover Rueck SE	3,483	1,038,135
HeidelbergCement AG	9,249	1,594,321
Infineon Technologies AG	97,044	3,234,952
LEG Immobilien SE	1,506	106,453
Mercedes-Benz Group AG	67,967	4,014,928
	Shares	Value
MTU Aero Engines AG	2,932	$1,018,790
Muenchener Rueckversicherungs-Gesellschaft AG	12,326	7,786,593
Nemetschek SE	785	91,512
Puma SE	13,626	332,369
Rheinmetall AG	2,384	3,411,320
RWE AG	33,871	1,209,348
SAP SE	78,214	20,957,417
Siemens AG	61,317	14,160,935
Siemens Energy AG*	30,866	1,829,799
Siemens Healthineers AG 144A	25,788	1,391,272
Symrise AG	6,729	697,623
Vonovia SE	53,405	1,437,146
Zalando SE 144A*	10,454	362,600
		120,974,529
Hong Kong — 1.7%
AIA Group, Ltd.	822,600	6,226,978
BOC Hong Kong Holdings, Ltd.	214,500	868,494
CK Asset Holdings, Ltd.	161,057	651,629
CLP Holdings, Ltd.	156,000	1,269,961
Futu Holdings, Ltd. ADR	2,522	258,127
Hang Seng Bank, Ltd.	34,300	467,125
Henderson Land Development Co., Ltd.	71,275	205,008
HKT Trust & HKT, Ltd.	289,000	386,081
Hong Kong & China Gas Co., Ltd.	562,138	483,762
Hong Kong Exchanges and Clearing, Ltd.	127,197	5,658,258
Hongkong Land Holdings, Ltd.	52,200	225,504
Jardine Matheson Holdings, Ltd.	13,200	557,473
Link REIT	167,091	783,017
MTR Corporation, Ltd.	183,463	601,054
Power Assets Holdings, Ltd.	86,500	518,010
Sino Land Co., Ltd.	356,447	356,816
SITC International Holdings Co., Ltd.	59,000	160,362
Sun Hung Kai Properties, Ltd. (Hong Kong Exchange)	109,500	1,043,278
Swire Pacific, Ltd. Class A	22,500	198,356
Techtronic Industries Co., Ltd.	71,500	856,876
WH Group, Ltd. 144A	585,591	537,692
Wharf Real Estate Investment Co., Ltd.	115,000	279,234
		22,593,095
Ireland — 0.4%
Bank of Ireland Group PLC	80,800	954,678
DCC PLC	5,616	375,328
James Hardie Industries PLC CDI*	25,315	604,125
Kerry Group PLC Class A	15,874	1,662,243
Kingspan Group PLC	13,457	1,087,032
		4,683,406
Israel — 0.8%
Azrieli Group, Ltd.	1,239	83,625
Bank Hapoalim BM	76,213	1,033,527
Bank Leumi Le-Israel BM	172,431	2,322,058
Check Point Software Technologies, Ltd.*	11,172	2,546,322

	Shares	Value
CyberArk Software, Ltd.*	4,881	$1,649,778
Elbit Systems, Ltd.	1,618	620,500
ICL Group, Ltd.	5,905	33,535
Israel Discount Bank, Ltd. Class A	52,953	368,877
Mizrahi Tefahot Bank, Ltd.	11,154	501,633
Nice, Ltd.*	3,728	575,454
Wix.com, Ltd.*	2,346	383,290
		10,118,599
Italy — 2.6%
Amplifon SpA	15,067	305,876
Enel SpA	710,480	5,759,511
Eni SpA	160,136	2,476,749
FinecoBank Banca Fineco SpA	27,715	548,940
Generali	104,358	3,666,002
Infrastrutture Wireless Italiane SpA 144AΔ	26,318	278,600
Intesa Sanpaolo SpA	1,080,817	5,570,175
Mediobanca Banca di Credito Finanziario SpA	21,353	400,533
Moncler SpA	72,849	4,487,287
Nexi SpA 144AΔ*	24,702	131,748
Poste Italiane SpA 144A	25,999	463,830
Prysmian SpA	11,108	611,462
Recordati Industria Chimica e Farmaceutica SpA	16,364	927,313
Snam SpA	116,668	604,904
Terna - Rete Elettrica NazionaleΔ	90,920	821,669
UniCredit SpA	115,651	6,491,740
		33,546,339
Japan — 20.9%
Advantest Corporation	72,600	3,236,253
Aeon Co., Ltd.Δ	52,800	1,324,220
AGC, Inc.Δ	9,300	283,118
Aisin CorporationΔ	10,800	117,967
Ajinomoto Co., Inc.Δ	97,600	1,932,257
Asahi Kasei Corporation	49,000	343,522
Bandai Namco Holdings, Inc.	35,400	1,187,581
Bridgestone CorporationΔ	41,300	1,659,138
Canon, Inc.	66,900	2,086,154
Capcom Co., Ltd.Δ	35,200	868,791
Central Japan Railway Co.	36,500	696,206
Chugai Pharmaceutical Co., Ltd.Δ	93,800	4,297,124
Dai Nippon Printing Co., Ltd.	23,000	327,461
Daifuku Co., Ltd.Δ	14,100	346,599
Dai-ichi Life Holdings, Inc.	198,400	1,514,889
Daiichi Sankyo Co., Ltd.	197,500	4,703,242
Daikin Industries, Ltd.	15,200	1,649,484
Daito Trust Construction Co., Ltd.	3,500	358,135
Daiwa House Industry Co., Ltd.	127,200	4,207,083
Denso CorporationΔ	118,000	1,463,976
Dentsu Group, Inc.Δ	11,700	258,390
Disco CorporationΔ	7,700	1,572,507
East Japan Railway Co.Δ	51,900	1,022,979
Eisai Co., Ltd.Δ	27,700	771,092
ENEOS Holdings, Inc.Δ	106,250	560,364
FANUC Corporation	55,000	1,498,517
	Shares	Value
Fast Retailing Co., Ltd.Δ	19,000	$5,656,137
Fuji Electric Co., Ltd.	5,000	213,749
FUJIFILM Holdings CorporationΔ	64,500	1,235,754
Fujitsu, Ltd.	99,000	1,970,189
Hankyu Hanshin Holdings, Inc.Δ	14,100	379,393
Hikari Tsushin, Inc.	1,200	309,713
Hitachi, Ltd.Δ	335,000	7,865,601
Honda Motor Co., Ltd.	451,800	4,088,598
Hoya Corporation	41,700	4,706,199
Inpex Corporation	52,800	732,378
Isuzu Motors, Ltd.Δ	25,100	341,300
ITOCHU Corporation	91,300	4,238,415
Japan Exchange Group, Inc.	51,600	531,012
Japan Post Bank Co., Ltd.	120,000	1,218,430
Japan Post Holdings Co., Ltd.	105,100	1,053,882
JFE Holdings, Inc.Δ	24,900	305,685
Kansai Electric Power Co., Inc. (The)Δ	36,900	437,930
Kao Corporation	54,100	2,341,811
KDDI Corporation	190,000	3,001,175
Keyence Corporation	15,200	5,976,795
Kobe Bussan Co., Ltd.	8,600	200,229
Komatsu, Ltd.	54,200	1,587,146
Konami Holdings CorporationΔ	5,500	649,453
Kubota CorporationΔ	52,500	648,764
Kyocera CorporationΔ	75,600	853,905
Kyowa Kirin Co., Ltd.	87,100	1,271,368
Lasertec CorporationΔ	4,200	360,992
LY Corporation	129,000	436,814
M3, Inc.Δ	36,000	411,244
Marubeni Corporation	83,500	1,339,492
MatsukiyoCocokara & Co.	27,000	422,388
MEIJI Holdings Co., Ltd.	16,000	346,690
MINEBEA MITSUMI, Inc.Δ	14,700	214,863
Mitsubishi Chemical Group Corporation	63,200	312,302
Mitsubishi CorporationΔ	241,900	4,270,687
Mitsubishi Electric Corporation	108,700	2,004,676
Mitsubishi Estate Co., Ltd.	66,800	1,091,909
Mitsubishi Heavy Industries, Ltd.Δ	213,200	3,661,411
Mitsubishi UFJ Financial Group, Inc.	860,700	11,734,628
Mitsui & Co., Ltd.Δ	163,200	3,076,846
Mitsui Fudosan Co., Ltd.	157,200	1,407,738
Mitsui OSK Lines, Ltd.Δ	11,300	393,434
Mizuho Financial Group, Inc.	182,590	5,010,951
MonotaRO Co., Ltd.Δ	11,900	222,301
MS&AD Insurance Group Holdings, Inc.	72,600	1,578,893
Murata Manufacturing Co., Ltd.Δ	100,800	1,554,835
NEC Corporation	68,000	1,448,449
Nexon Co., Ltd.Δ	24,400	334,191
Nidec Corporation	45,600	765,272
Nintendo Co., Ltd.Δ	96,000	6,525,859
Nippon Building Fund, Inc. REIT	345	293,040
Nippon Paint Holdings Co., Ltd.Δ	41,100	308,643
Nippon Sanso Holdings CorporationΔ	8,800	266,944
Nippon Steel CorporationΔ	45,400	971,609

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Nippon Telegraph & Telephone Corporation	1,725,000	$1,667,164
Nippon Yusen KK	25,500	842,726
Nissan Motor Co., Ltd.Δ*	112,800	289,295
Nissin Foods Holdings Co., Ltd.Δ	23,100	471,480
Nitori Holdings Co., Ltd.	4,000	391,358
Nitto Denko Corporation	35,500	656,628
Nomura Holdings, Inc.	229,400	1,413,545
Nomura Research Institute, Ltd.Δ	18,157	591,053
NTT Data CorporationΔ	31,300	567,001
Obic Co., Ltd.	18,000	518,994
Olympus CorporationΔ	139,900	1,831,393
Omron Corporation	8,300	234,365
Ono Pharmaceutical Co., Ltd.Δ	86,300	928,471
Oracle CorporationΔ	700	73,663
Oriental Land Co., Ltd.Δ	82,400	1,624,988
ORIX Corporation	202,600	4,230,066
Osaka Gas Co., Ltd.	15,000	339,410
Otsuka Corporation	13,800	298,790
Otsuka Holdings Co., Ltd.Δ	61,000	3,178,709
Pan Pacific International Holdings Corporation	18,800	516,405
Panasonic Holdings Corporation	133,300	1,590,203
Recruit Holdings Co., Ltd.Δ	117,000	6,061,919
Renesas Electronics CorporationΔ	94,400	1,266,154
Resona Holdings, Inc.Δ	94,500	825,156
Ricoh Co., Ltd.	26,200	277,148
SBI Holdings, Inc.	9,400	253,828
SCREEN Holdings Co., Ltd.	4,000	260,966
Secom Co., Ltd.Δ	25,000	851,477
Seiko Epson CorporationΔ	18,200	291,574
Sekisui House, Ltd.	33,600	752,040
Seven & i Holdings Co., Ltd.	215,100	3,114,843
SG Holdings Co., Ltd.	13,100	130,645
Shimadzu CorporationΔ	12,300	307,237
Shimano, Inc.Δ	3,600	505,487
Shin-Etsu Chemical Co., Ltd.	154,800	4,417,244
Shionogi & Co., Ltd.	231,600	3,495,937
Shiseido Co., Ltd.Δ	35,800	678,944
SMC CorporationΔ	3,300	1,180,885
SoftBank Corporation	1,711,800	2,387,919
SoftBank Group Corporation	97,600	4,992,232
Sompo Holdings, Inc.	67,800	2,064,591
Sony Group Corporation	521,000	13,182,866
Subaru Corporation	32,200	576,675
Sumitomo Corporation	197,800	4,513,371
Sumitomo Electric Industries, Ltd.	65,100	1,086,514
Sumitomo Metal Mining Co., Ltd.Δ	10,900	238,261
Sumitomo Mitsui Financial Group, Inc.	249,600	6,418,367
Sumitomo Mitsui Trust Group, Inc.	22,900	576,422
Sumitomo Realty & Development Co., Ltd.Δ	9,600	360,706
Suntory Beverage & Food, Ltd.	26,700	880,878
Suzuki Motor Corporation	84,600	1,038,475
Sysmex CorporationΔ	43,500	830,416
T&D Holdings, Inc.	22,500	481,568
Taisei CorporationΔ	13,300	592,004
	Shares	Value
Takeda Pharmaceutical Co., Ltd.	208,236	$6,171,861
TDK Corporation	112,900	1,183,089
Terumo Corporation	140,200	2,638,008
TIS, Inc.	14,800	409,559
Tokio Marine Holdings, Inc.	150,500	5,854,876
Tokyo Electron, Ltd.	35,500	4,868,207
Tokyo Gas Co., Ltd.	23,400	744,369
Tokyu CorporationΔ	27,000	303,967
TOPPAN Holdings, Inc.	15,000	410,059
Toyota Industries CorporationΔ	6,500	555,927
Toyota Motor Corporation	838,480	14,822,064
Toyota Tsusho Corporation	30,000	505,436
Trend Micro, Inc.	8,500	573,818
Unicharm CorporationΔ	78,900	628,421
West Japan Railway Co.Δ	18,600	362,839
Yakult Honsha Co., Ltd.Δ	23,000	437,655
Yamaha Motor Co., Ltd.Δ	42,900	343,471
Yaskawa Electric CorporationΔ	11,200	280,651
Yokogawa Electric Corporation	22,800	444,965
ZOZO, Inc.Δ	17,100	163,780
		269,720,639
Jersey — 0.5%
Experian PLC	66,013	3,058,734
Glencore PLC*	868,456	3,178,664
WPP PLC	45,700	347,276
		6,584,674
Luxembourg — 0.1%
ArcelorMittal SA	34,529	997,425
Eurofins Scientific SEΔ	12,824	684,067
		1,681,492
Netherlands — 5.7%
Adyen NV 144A*	1,167	1,788,773
Aegon, Ltd.	118,218	776,436
AerCap Holdings NV	9,818	1,003,105
Airbus SE	53,921	9,494,717
Akzo Nobel NVΔ	10,566	650,715
Argenx SE*	2,000	1,169,102
Argenx SE (Euronext Brussels Exchange)*	6,029	3,557,690
ASM International NV	2,646	1,205,765
ASML Holding NV	31,091	20,575,209
Euronext NV 144A	4,841	702,584
EXOR NV	6,961	632,150
Ferrari NV	10,866	4,640,440
Ferrovial SE	26,684	1,193,515
IMCD NVΔ	2,480	330,043
ING Groep NV	200,643	3,930,858
JDE Peet's NV	20,956	458,172
Koninklijke Ahold Delhaize NV	89,313	3,336,293
Koninklijke KPN NV	184,467	781,339
Koninklijke Philips NVΔ*	90,725	2,309,688
NN Group NV	16,401	912,646
Prosus NV*	109,409	5,083,050
QIAGEN NV*	24,055	955,647
Stellantis NVΔ	165,970	1,861,533

	Shares	Value
STMicroelectronics NVΔ	37,246	$816,713
Tenaris SA	20,000	391,375
Universal Music Group NV	64,973	1,794,100
Wolters Kluwer NV	18,771	2,922,575
		73,274,233
New Zealand — 0.2%
Auckland International Airport, Ltd.	81,824	379,542
Fisher & Paykel Healthcare Corporation, Ltd.	50,139	956,872
Xero, Ltd.*	7,519	734,934
		2,071,348
Norway — 0.6%
Aker BP ASA	14,477	343,236
DNB Bank ASA	42,517	1,118,736
Equinor ASA	113,781	3,004,814
Gjensidige Forsikring ASA	8,027	184,487
Kongsberg Gruppen ASA	2,955	433,248
Mowi ASA	33,947	629,289
Norsk Hydro ASA	67,659	391,136
Orkla ASA	106,700	1,170,124
Salmar ASA	6,863	329,950
Telenor ASA	21,933	313,400
Yara International ASA	10,434	314,747
		8,233,167
Portugal — 0.2%
EDP SA	454,225	1,528,470
Galp Energia SGPS SA	27,004	473,110
Jeronimo Martins SGPS SA	19,382	410,772
		2,412,352
Singapore — 1.7%
CapitaLand Ascendas REIT	157,957	312,098
CapitaLand Integrated Commercial Trust REIT	449,753	698,895
Capitaland Investment, Ltd.Δ	174,460	352,846
DBS Group Holdings, Ltd.	143,506	4,928,187
Grab Holdings, Ltd. Class A*	55,000	249,150
Keppel, Ltd.	84,500	431,028
Oversea-Chinese Banking Corporation, Ltd.	265,140	3,398,042
Sea, Ltd. ADR*	28,281	3,690,388
Singapore Airlines, Ltd.	190,850	961,403
Singapore Exchange, Ltd.	108,000	1,069,204
Singapore Telecommunications, Ltd.	754,500	1,913,679
United Overseas Bank, Ltd.	116,959	3,300,175
Wilmar International, Ltd.	258,000	639,748
		21,944,843
Spain — 3.2%
Acciona SA	827	108,240
ACS Actividades de Construccion y Servicios SA	10,581	605,586
Aena SME SA 144A	3,930	921,994
Amadeus IT Group SA	50,674	3,880,767
Banco Bilbao Vizcaya Argentaria SA	426,478	5,820,395
Banco Santander SA	1,346,523	9,071,409
CaixaBank SA	262,455	2,044,455
	Shares	Value
Cellnex Telecom SA 144AΔ*	28,971	$1,029,883
EDP Renovaveis SAΔ	19,128	159,366
Endesa SA	13,556	359,124
Grifols SA*	31,106	276,935
Iberdrola SA	578,440	9,340,699
Industria de Diseno Textil SA	97,714	4,865,364
Redeia Corporation SAΔ	23,715	475,990
Repsol SA	52,755	700,456
Telefonica SAΔ	320,126	1,508,876
		41,169,539
Sweden — 2.6%
Alfa Laval AB	14,717	630,993
Assa Abloy AB, B Shares	75,283	2,260,091
Atlas Copco AB, A Shares	262,207	4,188,346
Atlas Copco AB, B Shares	218,000	3,065,542
Boliden AB	12,271	402,644
Epiroc AB, A Shares	46,862	943,535
EQT ABΔ	12,795	390,159
Essity AB, B Shares	59,852	1,700,469
Fastighets AB Balder, B SharesΔ*	28,806	180,256
H & M Hennes & Mauritz AB, B SharesΔ	42,435	559,721
Hexagon AB, B Shares	134,111	1,433,615
Industrivarden AB, A Shares	12,534	460,524
Industrivarden AB, C SharesΔ	18,571	682,246
Investment AB Latour, B SharesΔ	9,171	249,634
Investor AB, B Shares	38,911	1,160,486
L E Lundbergforetagen AB, B Shares	5,888	295,031
Nibe Industrier AB, B SharesΔ	74,413	283,030
Sagax AB, B Shares	11,741	246,338
Sandvik AB	81,379	1,711,522
Securitas AB, B Shares	23,710	335,520
Skandinaviska Enskilda Banken AB, A SharesΔ	129,780	2,135,045
Skanska AB, B SharesΔ	13,311	293,788
SKF AB, B SharesΔ	17,959	363,824
Svenska Cellulosa AB SCA, B SharesΔ	49,432	652,215
Svenska Handelsbanken AB, A SharesΔ	80,926	914,586
Swedbank AB, A SharesΔ	41,659	948,762
Swedish Orphan Biovitrum AB*	26,881	770,308
Tele2 AB, B Shares	37,286	502,807
Telefonaktiebolaget LM Ericsson, B SharesΔ	166,228	1,293,380
Telia Co. ABΔ	126,527	456,800
Volvo AB, B SharesΔ	150,875	4,426,425
		33,937,642
Switzerland — 9.6%
ABB, Ltd.	122,321	6,311,514
Alcon AGΔ	56,754	5,385,104
Barry Callebaut AGΔ	404	535,063
Chocoladefabriken Lindt & Spruengli AG	331	4,474,936
Chocoladefabriken Lindt & Spruengli AG (Swiss Exchange)	8	1,049,808
Cie Financiere Richemont SA	40,877	7,135,732

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Coca-Cola HBC AG CDI*	53,299	$2,413,901
DSM-Firmenich AG	10,715	1,060,765
EMS-Chemie Holding AG	227	154,661
Geberit AG	1,229	769,952
Givaudan SA	496	2,129,318
Holcim, Ltd.*	30,626	3,295,762
Julius Baer Group, Ltd.	11,052	766,081
Kuehne + Nagel International AG	1,928	445,234
Logitech International SA	9,124	773,124
Lonza Group AG	11,846	7,318,102
Nestle SA	210,778	21,300,514
Partners Group Holding AG	3,003	4,273,876
Roche Holding AG	64,691	21,291,596
Roche Holding AG (Swiss Exchange)	12,102	4,200,733
Sandoz Group AG	64,284	2,695,688
SGS SA	4,921	490,322
SIG Group AGΔ*	6,984	129,130
Sika AG	16,441	4,004,769
Straumann Holding AGΔ	13,370	1,618,625
Swiss Life Holding AG	1,032	941,503
Swiss Re AG	16,099	2,739,710
Temenos AG	3,832	297,525
UBS Group AG	286,904	8,812,141
VAT Group AG 144A	1,112	400,834
Zurich Insurance Group AG	10,683	7,456,821
		124,672,844
United Kingdom — 14.0%
3i Group PLC	96,813	4,552,208
Admiral Group PLC	8,048	297,133
Anglo American PLCΔ	97,180	2,723,797
Antofagasta PLC	23,560	512,938
Ashtead Group PLC	30,479	1,647,901
Associated British Foods PLC	48,376	1,199,308
Auto Trader Group PLC 144A	54,162	523,726
Aviva PLC	188,579	1,359,107
BAE Systems PLC	272,243	5,497,266
Barclays PLC	1,098,843	4,131,687
Barratt Redrow PLC	90,118	495,726
BP PLC	1,599,495	8,975,494
BT Group PLCΔ	253,308	543,335
Bunzl PLC	26,142	1,005,589
Centrica PLC	350,000	677,688
CK Hutchison Holdings, Ltd.	212,500	1,197,849
CK Infrastructure Holdings, Ltd.	35,000	209,561
Coca-Cola Europacific Partners PLC	46,506	4,047,417
Compass Group PLC	173,434	5,736,556
Croda International PLC	8,431	320,308
Haleon PLC	781,639	3,947,439
Halma PLC	38,546	1,293,280
Hikma Pharmaceuticals PLC	171,485	4,332,069
HSBC Holdings PLC	1,466,177	16,621,294
Informa PLC	57,112	572,656
InterContinental Hotels Group PLC	22,571	2,430,225
Intertek Group PLC	16,272	1,058,076
J Sainsbury PLC	118,172	360,198
JD Sports Fashion PLC	259,615	229,561
	Shares	Value
Kingfisher PLC	252,818	$832,785
Land Securities Group PLC REIT	93,472	666,217
Legal & General Group PLC	432,169	1,362,905
Lloyds Banking Group PLC	6,085,048	5,707,268
London Stock Exchange Group PLC	40,951	6,082,340
M&G PLC	174,268	448,906
Mondi PLC	44,958	670,649
National Grid PLC	510,129	6,654,240
NatWest Group PLC	671,433	3,964,403
Next PLC	15,694	2,261,118
Pearson PLC	41,042	649,262
Phoenix Group Holdings PLC	52,209	387,561
Prudential PLC	209,227	2,257,774
Reckitt Benckiser Group PLC	86,635	5,858,305
RELX PLC	127,773	6,418,126
Rentokil Initial PLC	164,319	745,703
Rio Tinto PLC	108,199	6,493,045
Rolls-Royce Holdings PLC*	802,696	7,801,697
Sage Group PLC (The)	115,730	1,816,999
Schroders PLC	111,805	506,195
Segro PLC REIT	82,405	737,017
Severn Trent PLC	25,238	826,237
Shell PLC	490,445	17,852,359
Smith & Nephew PLC	86,838	1,221,163
Smiths Group PLC	48,466	1,216,157
Spirax Group PLC	6,430	518,347
SSE PLC	63,689	1,311,890
Standard Chartered PLC	147,424	2,187,680
Tesco PLC	610,319	2,625,767
Unilever PLC	198,223	11,827,387
United Utilities Group PLC	72,451	945,339
Vodafone Group PLC	1,287,411	1,209,678
Whitbread PLC	28,617	911,623
		181,475,534
Total Foreign Common Stocks (Cost $1,032,596,814)		1,228,050,594
FOREIGN PREFERRED STOCKS — 0.3%
Germany — 0.3%
Bayerische MotorenWerke AG 6.26%◊	7,785	587,288
Dr. Ing hc F Porsche AG 5.03% 144A◊	6,210	311,015
Henkel AG & Co. KGaA 2.78%◊	13,912	1,106,938
Porsche Automobil Holding SE 5.54%◊	6,933	261,087
Sartorius AG 0.35%◊	2,399	559,255
Volkswagen AG 6.80%◊	11,005	1,122,931
Total Foreign Preferred Stocks (Cost $5,328,663)		3,948,514

	Shares	Value
MONEY MARKET FUNDS — 9.1%
Northern Institutional Liquid Assets Portfolio (Shares), 4.38%Ø§	78,472,966	$78,472,966
GuideStone Money Market Fund, 4.26% (Institutional Class)Ø∞	38,669,849	38,669,849
Total Money Market Funds (Cost $117,142,815)		117,142,815
TOTAL INVESTMENTS — 104.9% (Cost $1,160,374,593)		1,355,204,354
Liabilities in Excess of Other Assets — (4.9)%		(63,359,472)
NET ASSETS — 100.0%		$1,291,844,882
Futures Contracts outstanding at March 31, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	06/2025	426	$51,467,190	$(1,567,487)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2024, see Schedule of Investments in the Fund’s Annual Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 3.2%
Communication Services — 0.7%
Spotify Technology SA*	15,513	$8,532,615
Consumer Discretionary — 0.7%
Coupang, Inc.*	199,461	4,374,180
MercadoLibre, Inc.*	2,128	4,151,451
		8,525,631
Financials — 1.6%
Arch Capital Group, Ltd.	54,883	5,278,647
Axis Capital Holdings, Ltd.	51,750	5,187,420
Everest Group, Ltd.	28,921	10,507,867
		20,973,934
Information Technology — 0.2%
Atlassian Corporation Class A*	14,508	3,078,743
Total Common Stocks (Cost $31,257,525)		41,110,923
FOREIGN COMMON STOCKS — 88.9%
Australia — 1.7%
AGL Energy, Ltd.	118,320	780,986
ANZ Group Holdings, Ltd.	184,939	3,386,062
ASX, Ltd.	1,363	55,861
BlueScope Steel, Ltd.	64,283	861,003
Brambles, Ltd.	2,744	34,666
Challenger, Ltd.	197,323	749,999
Computershare, Ltd.	78,866	1,943,971
Dexus REIT	33,004	146,766
Evolution Mining, Ltd.	258,784	1,157,900
Fortescue, Ltd.	3,493	33,809
Goodman Group REIT	29,615	531,490
GPT Group (The) REIT	62,123	170,391
Incitec Pivot, Ltd.	100,555	161,270
JB Hi-Fi, Ltd.	12,369	722,970
Lendlease Corporation, Ltd.	68,495	254,457
Macquarie Group, Ltd.	9,463	1,177,639
Mirvac Group REIT	210,421	277,104
Northern Star Resources, Ltd.	91,883	1,060,806
Pro Medicus, Ltd.	8,521	1,078,550
Qantas Airways, Ltd.	152,365	868,654
QBE Insurance Group, Ltd.	64,801	895,366
Rio Tinto, Ltd.	2,838	205,925
Scentre Group REIT	110,542	233,884
Sonic Healthcare, Ltd.	3,536	57,414
Stockland REIT	922,086	2,845,149
Suncorp Group, Ltd.	11,507	139,369
Vicinity Centres REIT	199,290	275,955
Westpac Banking Corporation	55,917	1,114,283
Whitehaven Coal, Ltd.Δ	163,992	564,172
		21,785,871
Austria — 0.3%
BAWAG Group AG 144A*	35,376	3,649,532
Erste Group Bank AG	11,444	791,594
		4,441,126
Belgium — 0.9%
Groupe Bruxelles Lambert NV	246	18,356
	Shares	Value
KBC Group NV	95,312	$8,687,076
UCB SA	15,832	2,787,458
		11,492,890
Brazil — 0.5%
B3 SA - Brasil Bolsa Balcao	1,394,075	2,977,994
NU Holdings, Ltd. Class A*	295,511	3,026,033
		6,004,027
Canada — 2.7%
Agnico Eagle Mines, Ltd.	32,799	3,555,740
Barrick Gold Corporation	89,578	1,739,209
Canadian National Railway Co.	65,638	6,397,079
Canadian Natural Resources, Ltd.	96,723	2,976,196
Canadian Pacific Kansas City, Ltd.	69,931	4,909,855
First Quantum Minerals, Ltd.*	34,596	465,191
Lundin Mining Corporation	87,102	705,750
Methanex Corporation	13,450	471,622
Shopify, Inc. Class A*	15,902	1,518,323
Toronto-Dominion Bank (The)	136,663	8,189,049
Waste Connections, Inc.	17,190	3,355,316
		34,283,330
China — 0.7%
Baidu, Inc. Class A*	245,791	2,836,958
Meituan Class B 144A*	276,500	5,563,863
		8,400,821
Denmark — 0.5%
AP Moeller - Maersk A/S Class B	865	1,505,471
Danske Bank A/S	24,254	793,868
DSV A/SΔ	8,030	1,552,851
Genmab A/S*	1,106	215,471
ISS A/S	3,704	85,054
Pandora A/S	8,766	1,343,489
Vestas Wind Systems A/S*	26,326	364,207
		5,860,411
Finland — 0.1%
Nordea Bank Abp	62,674	801,628
Wartsila OYJ Abp	24,781	442,179
		1,243,807
France — 10.0%
Accor SA	33,547	1,529,920
Air Liquide SA	59,630	11,326,434
Arkema SA	7,699	589,521
AXA SA	51,797	2,213,067
Ayvens SA 144AΔ	64,225	563,620
Bureau Veritas SA	187,177	5,678,969
Capgemini SE	96,686	14,527,852
Cie Generale des Etablissements Michelin SCA	49,964	1,756,063
Danone SA	115,055	8,800,013
Engie SA	570,879	11,124,050
Hermes International SCA	1,316	3,462,554
JCDecaux SE*	61,213	1,033,267
Klepierre REIT	84,342	2,823,073
Legrand SA	20,831	2,206,078

	Shares	Value
L'Oreal SA	27,855	$10,353,508
Renault SA	26,918	1,363,573
Safran SA	38,313	10,087,179
Schneider Electric SE	79,519	18,356,596
SCOR SE	116,605	3,367,530
Societe Generale SA	66,094	2,981,759
TotalEnergies SE	167,544	10,795,360
Valeo SE	28,980	272,078
Vinci SA	16,077	2,026,669
		127,238,733
Germany — 10.3%
adidas AG	39,265	9,261,063
Allianz SE	11,827	4,526,310
Bayerische Motoren Werke AG	43,313	3,492,646
Beiersdorf AG	73,677	9,517,885
BioNTech SE ADR*	40,838	3,718,708
Brenntag SE	18,923	1,226,543
Commerzbank AG	104,986	2,402,603
Continental AG	9,287	654,918
Daimler Truck Holding AG	152,683	6,185,125
Delivery Hero SE*	5,208	124,875
Deutsche Bank AG	34,091	812,633
Deutsche Boerse AG	75,077	22,152,202
Deutsche Post AG	126,410	5,427,198
Deutsche Telekom AG	100,394	3,706,545
E.ON SE	261,660	3,949,692
Fresenius Medical Care AG	6,001	298,610
Fresenius SE & Co. KGaA*	3,215	137,260
Mercedes-Benz Group AG	19,053	1,125,494
Muenchener Rueckversicherungs-Gesellschaft AG	1,410	890,727
Rheinmetall AG	1,983	2,837,520
RWE AG	19,609	700,130
SAP SE	114,850	30,774,021
Siemens AG	22,717	5,246,407
Siemens Energy AG*	118,517	7,025,928
Talanx AG	29,893	3,144,035
TeamViewer AG 144A*	48,499	633,117
thyssenkrupp AG	148,103	1,520,558
		131,492,753
Guatemala — 0.0%
Millicom International Cellular SA	3,332	100,860
Hong Kong — 2.7%
AIA Group, Ltd.	1,474,540	11,162,081
Alibaba Group Holding, Ltd. Class W	283,014	4,682,745
Techtronic Industries Co., Ltd.	59,000	707,072
Tencent Holdings, Ltd.	286,100	18,280,632
		34,832,530
India — 1.7%
HDFC Bank, Ltd.	450,461	9,602,123
HDFC Bank, Ltd. ADR	110,930	7,370,189
ICICI Bank, Ltd. ADR	142,876	4,503,452
		21,475,764
	Shares	Value
Ireland — 5.0%
AIB Group PLC	193,083	$1,247,164
Aon PLC Class A	19,774	7,891,606
Bank of Ireland Group PLC	439,459	5,192,351
CRH PLC	25,829	2,272,177
ICON PLC*	25,926	4,536,791
James Hardie Industries PLC ADR*	21,260	500,886
Kerry Group PLC Class A	67,378	7,055,473
Linde PLC	8,399	3,910,910
Medtronic PLC	88,250	7,930,145
Ryanair Holdings PLC	22,065	445,887
Ryanair Holdings PLC ADR	255,252	10,815,027
STERIS PLC	18,359	4,161,067
Willis Towers Watson PLC	22,350	7,553,182
		63,512,666
Israel — 0.7%
Bank Leumi Le-Israel BM	78,426	1,056,131
Check Point Software Technologies, Ltd.*	13,461	3,068,031
CyberArk Software, Ltd.*	1,878	634,764
Monday.com, Ltd.*	15,810	3,844,359
Wix.com, Ltd.*	5,110	834,872
		9,438,157
Italy — 1.0%
Banca Monte dei Paschi di Siena SpA	137,289	1,091,893
DiaSorin SpA	11,894	1,181,214
Enel SpA	69,682	564,878
Eni SpA	34,242	529,605
Eurogroup Laminations SpAΔ	46,922	116,955
FinecoBank Banca Fineco SpA	111,608	2,210,574
Intesa Sanpaolo SpA	184,021	948,384
Leonardo SpA	20,968	1,021,118
Nexi SpA 144A*	10,330	55,095
Pirelli & C SpA 144A	5,931	35,304
Poste Italiane SpA 144A	62,243	1,110,435
Stevanato Group SpAΔ	31,294	639,023
UniCredit SpA	57,904	3,250,276
		12,754,754
Japan — 17.8%
Advantest CorporationΔ	49,097	2,188,572
Aeon Co., Ltd.Δ	7,500	188,099
AGC, Inc.	1,800	54,797
Ajinomoto Co., Inc.Δ	23,600	467,226
Asahi Intecc Co., Ltd.	15,300	247,151
Asahi Kasei Corporation	38,700	271,313
Asics Corporation	13,000	275,698
Bandai Namco Holdings, Inc.	42,900	1,439,187
Bridgestone CorporationΔ	8,800	353,521
Brother Industries, Ltd.	8,900	161,147
Canon, Inc.	21,000	654,847
Central Japan Railway Co.	11,300	215,538
Chiba Bank, Ltd. (The)Δ	75,300	712,763
Chubu Electric Power Co., Inc.	29,400	318,761
Chugai Pharmaceutical Co., Ltd.Δ	8,500	389,398

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Concordia Financial Group, Ltd.Δ	159,100	$1,056,270
Daifuku Co., Ltd.	7,400	181,903
Dai-ichi Life Holdings, Inc.	59,600	455,078
Daiichi Sankyo Co., Ltd.Δ	297,800	7,091,774
Daikin Industries, Ltd.Δ	81,000	8,790,012
Daito Trust Construction Co., Ltd.	48,329	4,945,228
Daiwa House Industry Co., Ltd.Δ	15,790	522,247
Denso CorporationΔ	29,310	363,637
Dentsu Group, Inc.Δ	6,100	134,716
Disco Corporation	1,600	326,755
East Japan Railway Co.Δ	12,900	254,266
Ebara Corporation	19,100	290,713
Eisai Co., Ltd.Δ	5,900	164,240
ENEOS Holdings, Inc.Δ	61,500	324,352
FANUC Corporation	51,706	1,408,769
Fast Retailing Co., Ltd.Δ	2,300	684,690
Fuji Electric Co., Ltd.Δ	9,700	414,673
FUJIFILM Holdings CorporationΔ	14,900	285,469
Fujikura, Ltd.	28,700	1,062,901
Fujitsu, Ltd.	129,000	2,567,216
GMO Payment Gateway, Inc.	15,900	846,022
Hankyu Hanshin Holdings, Inc.Δ	10,300	277,145
Hirose Electric Co., Ltd.	2,200	254,835
Hitachi Construction Machinery Co., Ltd.	2,100	55,954
Hitachi, Ltd.Δ	163,579	3,840,738
Honda Motor Co., Ltd.	389,478	3,524,610
Hoya Corporation	62,000	6,997,227
Hulic Co., Ltd.Δ	12,900	123,830
IHI Corporation	2,000	139,578
Inpex Corporation	106,800	1,481,401
Isuzu Motors, Ltd.Δ	146,800	1,996,127
ITOCHU Corporation	48,600	2,256,155
Japan Airlines Co., Ltd.	19,500	334,022
Japan Post Bank Co., Ltd.	68,200	692,474
Japan Post Holdings Co., Ltd.	64,700	648,774
Japan Real Estate Investment Corporation REIT	60	42,990
Kao Corporation	6,800	294,350
KDDI CorporationΔ	117,800	1,860,728
Keyence Corporation	10,132	3,984,006
Koito Manufacturing Co., Ltd.Δ	57,887	713,985
Komatsu, Ltd.	31,700	928,275
Kubota CorporationΔ	476,849	5,892,615
Kyocera CorporationΔ	26,500	299,319
Kyowa Kirin Co., Ltd.	11,500	167,861
Lasertec CorporationΔ	2,200	189,091
LY Corporation	123,300	417,513
M3, Inc.Δ	13,400	153,074
Makita Corporation	17,400	576,523
Marubeni Corporation	30,900	495,692
MatsukiyoCocokara & Co.Δ	13,600	212,758
Mazda Motor Corporation	277,735	1,777,049
MEIJI Holdings Co., Ltd.Δ	11,500	249,183
MINEBEA MITSUMI, Inc.Δ	201,403	2,943,808
MISUMI Group, Inc.	145,474	2,421,370
Mitsubishi Chemical Group CorporationΔ	62,700	309,831
	Shares	Value
Mitsubishi CorporationΔ	95,500	$1,686,030
Mitsubishi Electric Corporation	92,600	1,707,755
Mitsubishi Estate Co., Ltd.	19,200	313,842
Mitsubishi Heavy Industries, Ltd.Δ	496,700	8,530,126
Mitsubishi Motors Corporation	28,000	77,206
Mitsubishi UFJ Financial Group, Inc.	385,844	5,260,527
Mitsui & Co., Ltd.Δ	102,400	1,930,570
Mitsui Fudosan Co., Ltd.	331,900	2,972,190
Mizuho Financial Group, Inc.	140,413	3,853,457
MonotaRO Co., Ltd.Δ	3,200	59,778
MS&AD Insurance Group Holdings, Inc.	31,100	676,358
Murata Manufacturing Co., Ltd.Δ	156,911	2,420,344
NEC Corporation	25,000	532,518
Nexon Co., Ltd.Δ	7,100	97,244
NGK Insulators, Ltd.	10,309	127,017
Nidec CorporationΔ	10,400	174,536
Nintendo Co., Ltd.	72,200	4,907,990
Nippon Building Fund, Inc. REIT	55	46,716
NIPPON EXPRESS HOLDINGS, INC.	12,982	236,465
Nippon Steel Corporation	16,100	344,557
Nippon Telegraph & Telephone Corporation	1,915,300	1,851,083
Nippon Yusen KK	46,200	1,526,822
Nisshin Seifun Group, Inc.	7,600	87,768
Nitori Holdings Co., Ltd.	1,400	136,975
Nitto Denko Corporation	32,400	599,289
Nomura Holdings, Inc.	179,100	1,103,600
Obic Co., Ltd.	10,500	302,747
Olympus CorporationΔ	16,300	213,379
Omron CorporationΔ	5,200	146,831
Oracle Corporation	400	42,093
Oriental Land Co., Ltd.Δ	18,300	360,889
ORIX Corporation	39,000	814,277
Osaka Gas Co., Ltd.Δ	60,300	1,364,428
Otsuka Holdings Co., Ltd.Δ	84,000	4,377,239
Panasonic Holdings Corporation	43,200	515,355
Persol Holdings Co., Ltd.	617,000	1,028,048
Rakuten Group, Inc.*	40,300	231,200
Recruit Holdings Co., Ltd.Δ	51,700	2,678,643
Renesas Electronics CorporationΔ	94,469	1,267,080
Resonac Holdings Corporation	2,800	55,965
Ricoh Co., Ltd.Δ	14,300	151,268
Rohm Co., Ltd.	4,700	45,410
Sansan, Inc.*	34,555	446,588
SCREEN Holdings Co., Ltd.	5,800	378,401
SCSK Corporation	7,700	190,403
Secom Co., Ltd.Δ	10,000	340,591
Sekisui Chemical Co., Ltd.	19,100	325,766
Seven & i Holdings Co., Ltd.	39,100	566,203
Shimamura Co., Ltd.	5,772	330,820
Shimano, Inc.Δ	1,600	224,661
Shimizu Corporation	3,900	34,413
Shin-Etsu Chemical Co., Ltd.	34,600	987,317
Shionogi & Co., Ltd.	67,100	1,012,856
Shiseido Co., Ltd.Δ	5,500	104,307
SMC CorporationΔ	21,870	7,826,047

	Shares	Value
Socionext, Inc.	1,100	$13,357
SoftBank Corporation	1,233,000	1,720,005
SoftBank Group Corporation	23,000	1,176,448
Sojitz Corporation	3,060	67,443
Sompo Holdings, Inc.	229,281	6,981,881
Sony Group Corporation	613,424	15,521,471
Square Enix Holdings Co., Ltd.	15,700	729,289
Subaru Corporation	2,300	41,191
Sumitomo Corporation	32,200	734,735
Sumitomo Electric Industries, Ltd.	21,300	355,495
Sumitomo Metal Mining Co., Ltd.Δ	4,800	104,922
Sumitomo Mitsui Financial Group, Inc.	88,000	2,262,886
Sumitomo Mitsui Trust Group, Inc.	271,527	6,834,683
Sumitomo Rubber Industries, Ltd.	37,300	471,619
Suntory Beverage & Food, Ltd.	7,800	257,335
Suzuki Motor CorporationΔ	525,038	6,444,904
Sysmex CorporationΔ	11,800	225,262
T&D Holdings, Inc.	16,900	361,711
Takeda Pharmaceutical Co., Ltd.	42,600	1,262,612
TDK Corporation	29,800	312,277
Terumo CorporationΔ	597,600	11,244,464
Tokio Marine Holdings, Inc.	30,400	1,182,646
Tokyo Electric Power Co. Holdings, Inc.*	156,300	449,941
Tokyo Electron, Ltd.	33,669	4,617,117
Tokyo Gas Co., Ltd.	9,600	305,382
Tokyu CorporationΔ	18,000	202,645
Toray Industries, Inc.	82,100	561,065
Toyo Suisan Kaisha, Ltd.	600	35,510
Toyota Motor Corporation	137,300	2,427,094
Trend Micro, Inc.	15,900	1,073,377
Unicharm CorporationΔ	15,000	119,472
USS Co., Ltd.	104,900	975,053
Welcia Holdings Co., Ltd.	7,900	114,011
Yakult Honsha Co., Ltd.Δ	14,400	274,010
Yamaha Corporation	13,000	100,884
Yamaha Motor Co., Ltd.Δ	345,478	2,766,008
Yokogawa Electric Corporation	6,600	128,806
ZOZO, Inc.Δ	26,700	255,727
		226,998,566
Jersey — 1.6%
CVC Capital Partners PLC 144A*	61,693	1,223,884
Experian PLC	362,704	16,806,010
Glencore PLC*	373,869	1,368,410
WPP PLC	72,599	551,682
		19,949,986
Mexico — 0.9%
Fomento Economico Mexicano SAB de CV ADR	32,157	3,137,880
Grupo Financiero Banorte SAB de CV Series O	565,421	3,925,579
Wal-Mart de Mexico SAB de CV	1,739,197	4,807,661
		11,871,120
	Shares	Value
Netherlands — 5.1%
Aalberts NV	22,123	$754,304
Adyen NV 144A*	3,858	5,913,528
Airbus SE	4,326	761,747
Akzo Nobel NVΔ	90,030	5,544,561
Arcadis NV	679	34,664
Argenx SE*	4,211	2,461,543
Argenx SE (Euronext Brussels Exchange)*	5,002	2,951,661
ASM International NV	7,057	3,215,828
ASML Holding NV	10,410	6,889,065
ASML Holding NV (NASDAQ Exchange)	6,282	4,162,642
Euronext NV 144A	35,546	5,158,864
Ferrari NV	16,375	6,993,117
IMCD NV	5,948	791,570
ING Groep NV	21,380	418,862
JDE Peet's NV	8,772	191,787
Just Eat Takeaway.com NV 144A*	50,177	1,059,757
Koninklijke Ahold Delhaize NV	1,016	37,953
Koninklijke KPN NV	24,180	102,418
Koninklijke Philips NV*	145,049	3,692,675
NN Group NV	16,785	934,014
Prosus NV*	63,583	2,954,013
QIAGEN NV*	239,964	9,533,193
Signify NV 144A	30,259	656,986
Wolters Kluwer NV	2,538	395,157
		65,609,909
New Zealand — 0.1%
Xero, Ltd.*	13,242	1,294,320
Norway — 0.1%
Equinor ASA	33,884	894,834
Telenor ASA	13,684	195,530
TOMRA Systems ASA	29,489	421,036
		1,511,400
Peru — 0.2%
Credicorp, Ltd.	10,737	1,998,800
Portugal — 0.7%
Galp Energia SGPS SA	430,342	7,539,593
Jeronimo Martins SGPS SA	45,062	955,020
		8,494,613
Singapore — 1.6%
CapitaLand Integrated Commercial Trust REIT	112,569	174,927
DBS Group Holdings, Ltd.	15,600	535,725
Grab Holdings, Ltd. Class A*	248,648	1,126,375
Oversea-Chinese Banking Corporation, Ltd.	2,900	37,167
Sea, Ltd. ADR*	67,954	8,867,317
Singapore Exchange, Ltd.	286,873	2,840,053
Singapore Telecommunications, Ltd.	779,000	1,975,820
United Overseas Bank, Ltd.	146,800	4,142,184

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Yangzijiang Shipbuilding Holdings, Ltd.	212,300	$372,592
		20,072,160
South Korea — 1.1%
Hana Financial Group, Inc.	97,537	3,982,470
KB Financial Group, Inc.	106,095	5,750,744
Samsung Electronics Co., Ltd. GDR	4,835	4,762,041
		14,495,255
Spain — 1.6%
Amadeus IT Group SA	156,180	11,960,734
Banco Santander SA	130,737	880,764
Bankinter SAΔ	424,948	4,723,375
Industria de Diseno Textil SA	45,198	2,250,493
		19,815,366
Sweden — 0.5%
Alfa Laval AB	5,253	225,223
Atlas Copco AB, A Shares	125,876	2,010,672
Atlas Copco AB, B Shares	9,342	131,368
Electrolux AB, B Shares*	70,210	574,914
Epiroc AB, A Shares	55,490	1,117,254
Getinge AB, B Shares	1,762	37,978
Husqvarna AB, B Shares	7,243	34,405
Investor AB, B Shares	13,332	397,615
Nibe Industrier AB, B Shares	44,900	170,778
Svenska Handelsbanken AB, A Shares	5,124	57,909
Swedbank AB, A Shares	21,040	479,175
Telefonaktiebolaget LM Ericsson, B Shares	120,803	939,939
Volvo AB, B Shares	21,924	643,214
		6,820,444
Switzerland — 9.1%
ABB, Ltd.	22,723	1,172,460
Barry Callebaut AGΔ	2,979	3,945,428
Chubb, Ltd.	43,864	13,246,489
Cie Financiere Richemont SA	116,459	20,329,774
DSM-Firmenich AG	13,324	1,319,051
Galderma Group AG*	24,441	2,584,994
Givaudan SA	28	120,203
Holcim, Ltd.*	12,812	1,378,741
Kuehne + Nagel International AG	2,047	472,715
Logitech International SA	20,405	1,729,022
Nestle SA	175,182	17,703,302
Roche Holding AG	60,879	20,036,961
Sika AG	25,141	6,123,952
Tecan Group AG	4,357	829,045
UBS Group AG	516,371	15,860,127
Ypsomed Holding AG	624	241,544
Zurich Insurance Group AG	13,038	9,100,630
		116,194,438
Taiwan — 1.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	265,000	7,463,193
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	83,493	13,859,838
		21,323,031
	Shares	Value
Turkey — 0.0%
Yapi ve Kredi Bankasi AS	1	$1
United Kingdom — 8.0%
3i Group PLC	124,525	5,855,244
Allfunds Group PLC	141,234	812,896
Anglo American PLC	65,535	1,836,839
BAE Systems PLC	506,964	10,236,868
Beazley PLC	196,374	2,365,079
BP PLC ADR	136,377	4,608,179
BT Group PLCΔ	919,909	1,973,168
Coca-Cola Europacific Partners PLC	14,943	1,303,598
Compass Group PLC	558,745	18,481,219
Croda International PLC	9,672	367,456
Haleon PLC	1,085,801	5,483,520
HSBC Holdings PLC	331,993	3,763,634
IMI PLC	52,070	1,280,869
Inchcape PLC	123,645	1,070,113
Informa PLC	404,113	4,052,002
Intermediate Capital Group PLC	22,244	566,539
Intertek Group PLC	35,084	2,281,314
London Stock Exchange Group PLC	9,591	1,424,525
Marks & Spencer Group PLC	231,849	1,070,413
National Grid PLC	184,605	2,408,030
Next PLC	13,957	2,010,859
Reckitt Benckiser Group PLC	33,579	2,270,630
Rolls-Royce Holdings PLC*	918,948	8,931,593
Sage Group PLC (The)	22,547	353,995
Schroders PLC	1	5
Shell PLC	197,374	7,184,478
Subsea 7 SA	5,715	91,377
Tesco PLC	802,362	3,451,991
Trainline PLC 144A*	155,576	551,895
Unilever PLC	82,146	4,901,412
Wise PLC Class A*	67,069	823,265
		101,813,005
Total Foreign Common Stocks (Cost $994,858,933)		1,132,620,914
FOREIGN PREFERRED STOCKS — 0.6%
Brazil — 0.3%
Itau Unibanco Holding SA 3.62%◊	773,550	4,259,203
Germany — 0.3%
Henkel AG & Co. KGaA 2.78%◊	38,267	3,044,797
Porsche Automobil Holding SE 5.54%◊	1,561	58,785
		3,103,582
Total Foreign Preferred Stocks (Cost $7,025,570)		7,362,785
MONEY MARKET FUNDS — 10.1%
Northern Institutional Liquid Assets Portfolio (Shares), 4.38%Ø§	71,252,004	71,252,004

	Shares	Value
GuideStone Money Market Fund, 4.26% (Institutional Class)Ø∞	57,311,555	$57,311,555
Total Money Market Funds (Cost $128,563,559)		128,563,559
TOTAL INVESTMENTS — 102.8% (Cost $1,161,705,587)		1,309,658,181
Liabilities in Excess of Other Assets — (2.8)%		(35,801,243)
NET ASSETS — 100.0%		$1,273,856,938
Futures Contracts outstanding at March 31, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
CAC40 10 Euro	04/2025	(6)	$(506,275)	$22,885
IBEX 35 Index	04/2025	75	10,640,073	(131,004)
OMXS30 Index	04/2025	(90)	(2,216,469)	49,630
MSCI Singapore Index	04/2025	41	1,189,368	(18,606)
Topix Index®	06/2025	8	1,419,828	(41,630)
ASX SPI 200 Index	06/2025	(149)	(18,334,240)	64,685
S&P/TSX 60 Index	06/2025	18	3,746,472	(58,463)
Dax Index	06/2025	(7)	(4,234,155)	45,217
FTSE 100 Index	06/2025	60	6,659,230	(103,680)
FTSE/MIB Index	06/2025	89	17,964,318	(641,020)
MSCI EAFE Index	06/2025	308	37,211,020	(756,901)
Total Futures Contracts outstanding at March 31, 2025			$53,539,170	$(1,568,887)
Forward Foreign Currency Contracts outstanding at March 31, 2025:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/18/25	Norwegian Kroner	381,329,777	U.S. Dollars	34,251,523	CITI	$1,993,334
06/18/25	British Pounds	25,015,000	U.S. Dollars	31,979,315	CITI	331,450
06/18/25	U.S. Dollars	11,463,321	New Zealand Dollars	19,907,428	CITI	138,519
06/18/25	Euro	4,012,000	U.S. Dollars	4,244,474	CITI	113,213
06/18/25	Swedish Kronor	101,250,000	U.S. Dollars	10,029,343	CITI	91,204
06/18/25	U.S. Dollars	19,521,751	Canadian Dollars	27,859,000	CITI	85,538
06/18/25	U.S. Dollars	5,837,192	Australian Dollars	9,216,000	CITI	74,768
06/18/25	Australian Dollars	16,384,500	U.S. Dollars	10,198,763	CITI	45,858
06/18/25	Canadian Dollars	20,015,000	U.S. Dollars	13,945,501	CITI	18,239
06/18/25	U.S. Dollars	6,176,998	British Pounds	4,771,000	CITI	14,509
06/18/25	U.S. Dollars	5,790,225	Swiss Francs	5,065,724	CITI	9,901
06/18/25	Danish Kroner	3,109,000	U.S. Dollars	443,233	CITI	9,727
06/18/25	U.S. Dollars	3,476,247	Norwegian Kroner	36,513,944	CITI	5,648
06/18/25	U.S. Dollars	1,115,161	Danish Kroner	7,627,000	CITI	3,957
06/18/25	U.S. Dollars	406,126	Singapore Dollars	539,000	CITI	3,277
06/18/25	U.S. Dollars	1,912,184	Euro	1,758,000	CITI	2,709
06/18/25	Japanese Yen	350,000,000	U.S. Dollars	2,353,409	CITI	988
06/18/25	Singapore Dollars	476,280	U.S. Dollars	355,029	CITI	942

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/18/25	U.S. Dollars	29,936	Israeli Shekels	110,000	CITI	$297
06/18/25	U.S. Dollars	90,071	Hong Kong Dollars	699,000	CITI	78
Subtotal Appreciation						$2,944,156
06/18/25	U.S. Dollars	66,978	Japanese Yen	10,000,000	CITI	$(291)
06/18/25	Danish Kroner	641,000	U.S. Dollars	93,793	CITI	(404)
06/18/25	U.S. Dollars	682,670	British Pounds	529,000	CITI	(616)
06/18/25	Hong Kong Dollars	21,378,987	U.S. Dollars	2,754,671	CITI	(2,211)
06/18/25	U.S. Dollars	7,607,153	Canadian Dollars	10,908,000	CITI	(2,963)
06/18/25	Swedish Kronor	36,000,000	U.S. Dollars	3,601,622	CITI	(3,205)
06/18/25	New Zealand Dollars	1,295,000	U.S. Dollars	741,074	CITI	(4,383)
06/18/25	Singapore Dollars	1,346,865	U.S. Dollars	1,012,985	CITI	(6,338)
06/18/25	U.S. Dollars	8,616,280	Euro	7,941,000	CITI	(8,943)
06/18/25	U.S. Dollars	552,581	Danish Kroner	3,855,000	CITI	(9,067)
06/18/25	British Pounds	8,154,000	U.S. Dollars	10,542,625	CITI	(10,466)
06/18/25	Euro	3,699,000	U.S. Dollars	4,036,139	CITI	(18,421)
06/18/25	U.S. Dollars	2,869,546	New Zealand Dollars	5,097,572	CITI	(30,326)
06/18/25	Israeli Shekels	4,904,000	U.S. Dollars	1,368,602	CITI	(47,233)
06/18/25	Swiss Francs	12,522,000	U.S. Dollars	14,347,911	CITI	(59,484)
06/18/25	U.S. Dollars	11,189,836	Swedish Kronor	113,250,000	CITI	(130,183)
06/18/25	Australian Dollars	30,890,500	U.S. Dollars	19,475,980	CITI	(161,295)
06/18/25	U.S. Dollars	12,577,318	Norwegian Kroner	134,486,056	CITI	(205,391)
06/18/25	Japanese Yen	5,215,000,000	U.S. Dollars	35,387,731	CITI	(307,203)
06/18/25	U.S. Dollars	32,701,156	Swiss Francs	28,969,609	CITI	(355,075)
Subtotal Depreciation						$(1,363,498)
Total Forward Foreign Currency Contracts outstanding at March 31, 2025						$1,580,658
Swap Agreements outstanding at March 31, 2025:
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Increase in total return of AEX Index (At Termination)	Decrease in total return of AEX Index (At Termination)	4/17/2025	GSC	EUR	5,938,482	$133,659	$—	$133,659
Financing Index: Euro Short Term Rate + 0.14%	MSCI Spain Net Return EUR Index (Monthly)	6/18/2025	BAR	EUR	828,808	24,253	—	24,253
MSCI France Net Return EUR Index (Monthly)	Financing Index: Euro Short Term Rate - 0.5%	6/18/2025	BAR	EUR	2,176,596	55,567	—	55,567
MSCI Netherlands Net Return EUR Index (Monthly)	Financing Index: Euro Short Term Rate + 0.25%	6/18/2025	BAR	EUR	1,017,171	35,570	—	35,570
MSCI Sweden Net Return SEK Index (Monthly)	Financing Index: 1-Month STIBOR - 1.75%	6/18/2025	BAR	SEK	222,188	6,750	—	6,750
Subtotal Appreciation						$255,799	$ —	$255,799
Financing Index: 1-Month HIBOR + 0.4%	MSCI Hong Kong Net Return HKD Index (Monthly)	6/18/2025	BAR	HKD	5,789,436	$(258,798)	$—	$(258,798)
Financing Index: 1-Month TELBOR + 0.95%	Tel Aviv Interbank Offered Rate (Monthly)	6/18/2025	BAR	ILS	1,262,799	(40,392)	—	(40,392)
Financing Index: Canadian Overnight Repo Rate Average + 0.4%	MSCI Canada Net Return CAD Index (Monthly)	6/18/2025	BAR	CAD	98,059	(1,710)	—	(1,710)
Financing Index: Swiss Average Rate Overnight + 0.11%	MSCI Switzerland Net Return CHF Index (Monthly)	6/18/2025	BAR	CHF	1,354,461	(22,035)	—	(22,035)
MSCI Australia Net Return AUD Index (Monthly)	Financing Index: 1-Month ASX BBSW + 0.25%	6/18/2025	BAR	AUD	2,061,243	(16,271)	—	(16,271)

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Decrease in total return of Swiss Market Index (At Termination)	Increase in total return of Swiss Market Index (At Termination)	6/20/2025	GSC	CHF	2,121,260	$(74,328)	$—	$(74,328)
Subtotal Depreciation						$(413,534)	$ —	$(413,534)
Net Total Return Swaps outstanding at March 31, 2025						$(157,735)	$ —	$(157,735)
Total Return Basket Swap Agreements outstanding at March 31, 2025:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA or EURIBOR plus or minus a specified spread (-6.65% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swap (Monthly).*	5-61 months maturity ranging from 08/08/2025 - 04/03/2030	GSC	$27,734,846	$731,157	$—	$731,157
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the SONIA plus or minus a specified spread(-0.25% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swap (Monthly).**	5-61 months maturity ranging from 08/08/2025 - 04/03/2030	GSC	20,172,658	722,400	—	722,400
The Fund receives the total return on a portfolio of short equity positions and receives the MUTSCALM minus a specified spread (-0.75% to -0.30%), which is denominated in JPY based on the local currencies of the positions within the swap (Monthly).	40-61 months maturity ranging from 07/11/2028 - 04/03/2030	GSC	1,444,456,483	444,941	—	444,941
The Fund receives the total return on a portfolio of short equity positions and receives the RBA minus a specified spread (-0.75% to -0.40%), which is denominated in AUD based on the local currencies of the positions within the swap (Monthly).	22-61 months maturity ranging from 01/06/2027 - 04/03/2030	GSC	7,969,405	249,943	—	249,943
The Fund receives the total return on a portfolio of short equity positions and receives the SSARON minus a specified spread (-0.35%), which is denominated in CHF based on the local currencies of the positions within the swap (Monthly).	29-59 months maturity ranging from 08/09/2027 - 02/11/2030	GSC	2,716,133	135,685	—	135,685
The Fund receives the total return on a portfolio of short equity positions and receives the DETNT/N minus a specified spread (-0.35%), which is denominated in DKK based on the local currencies of the positions within the swap (Monthly).	55-57 months maturity ranging from 10/08/2029 - 12/19/2029	GSC	7,278,157	112,993	—	112,993

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of short equity positions and receives the STIBOR minus a specified spread (-0.35%), which is denominated in SEK based on the local currencies of the positions within the swap (Monthly).	50-58 months maturity ranging from 05/23/2029 - 01/25/2030	GSC	$5,565,208	$10,973	$—	$10,973
Subtotal Appreciation				$2,408,092	$ —	$2,408,092

*The following table represents disclosures associated with the underlying components of the total return basket swap as of year end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Safran SA	8,101	$1,972,495	$41,925	5.73%
Societe Generale SA	46,959	1,959,220	91,383	12.50
Engie SA	105,640	1,903,711	106,088	14.51
Orange SA	150,653	1,804,847	23,653	3.24
Unibail-Rodamco-Westfield REIT	(19,652)	1,532,294	(71,323)	(9.75)
Universal Music Group NV	(47,706)	1,218,261	54,501	7.45
Vinci SA	9,997	1,165,471	4,704	0.64
TotalEnergies SE	19,298	1,149,938	79,385	10.86
Schneider Electric SE	4,328	923,979	(27,558)	(3.77)
Renault SA	18,553	869,167	(8,366)	(1.14)
Bouygues SA	22,953	836,785	32,315	4.42
Industria de Diseno Textil SA	17,065	785,812	(77,784)	(10.64)
Carrefour SA	56,199	743,321	7,730	1.06
Dr. Ing hc F Porsche AG	(15,677)	726,116	66,344	9.07
Banco Santander SA	111,366	693,853	32,736	4.48
Vivendi SE	246,290	682,790	(12,321)	(1.69)
L’Oreal SA	1,903	654,149	(43,654)	(5.97)
Mapfre SA	226,198	644,510	32,088	4.39
Edenred SE	(20,629)	619,967	97,476	13.33
Eiffage SA	4,732	509,517	27,864	3.81
BNP Paribas SA	6,450	498,555	19,256	2.63
Interpump Group SpA	(14,859)	490,799	48,281	6.60
Sartorius Stedim Biotech	(2,562)	469,413	14,456	1.98
Ubisoft Entertainment	(39,096)	437,259	94,762	12.96
Iberdrola SA	27,042	403,844	34,257	4.69
IMCD NV	(3,208)	394,826	20,296	2.78
Valeo SE	42,190	366,317	(40,572)	(5.55)
Amundi SA	4,642	336,335	9,867	1.35
Asr Nederland NV	(6,148)	326,860	(20,982)	(2.87)
CaixaBank SA	43,671	314,608	8,555	1.17
Aurubis AG	(2,732)	239,699	6,575	0.90
Infineon Technologies AG	(7,132)	219,869	27,462	3.76
AXA SA	4,774	188,637	4,876	0.67
Inpost SA	(10,935)	148,419	29,714	4.06
Lotus Bakeries	(18)	147,989	(2,212)	(0.30)
Wacker Chemie AG	(1,888)	144,653	695	0.10
Airbus SE	862	140,374	(448)	(0.06)
Elia Group SA/NV	(1,703)	136,602	(7,385)	(1.01)
Adyen NV	(82)	125,483	(10,202)	(1.40)
Sartorius AG	(474)	102,191	4,956	0.68

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
D'Ieteren Group	(634)	$101,002	$(2,603)	(0.36)%
Kion Group AG	(2,555)	99,091	11,852	1.62
Acciona SA	(600)	72,625	(1,572)	(0.21)
Koninklijke Philips NV	(2,996)	70,538	1,348	0.18
Bper Banca SpA	(9,502)	68,980	964	0.13
DiaSorin SpA	(668)	61,352	6,612	0.90
Worldline SA	(9,735)	55,310	16,903	2.31
Aena SME SA	231	50,119	(756)	(0.10)
S.o.i.t.e.c.	(945)	46,739	7,043	0.96
BE Semiconductor Industries	(379)	36,630	(30)	(0.00)
Other	989	43,525	(7,997)	(1.10)
		$27,734,846	$731,157	100.00%

**The following table represents disclosures associated with the underlying components of the total return basket swap as of year end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Shell PLC	97,814	$2,756,309	$337,432	46.71%
NatWest Group PLC	371,243	1,696,895	161,292	22.33
BP PLC	365,774	1,588,949	102,368	14.17
Rolls-Royce Holdings PLC	164,177	1,235,298	38,200	5.29
HSBC Holdings PLC	129,897	1,139,985	81,964	11.35
International Distributions	275,301	999,343	(3,542)	(0.49)
Aviva PLC	179,078	999,135	50,337	6.97
Barclays PLC	337,988	983,817	49,802	6.89
Direct Line Insurance Group	340,248	958,437	22,340	3.09
Vodafone Group PLC	1,275,147	927,544	(21,772)	(3.01)
EasyJet PLC	142,085	632,480	(58,517)	(8.10)
Tesco PLC	186,143	619,965	(110,294)	(15.27)
Centrica PLC	357,848	536,392	25,651	3.55
Wise PLC Class A	(46,715)	443,911	(25,633)	(3.55)
Associated British Foods PLC	20,309	389,772	(4,072)	(0.56)
Burberry Group PLC	49,018	382,234	(36,546)	(5.06)
Antofagasta PLC	(21,504)	362,435	24,037	3.33
JD Sports Fashion PLC	(452,267)	309,588	54,797	7.58
London Stock Exchange Group PLC	2,449	281,590	24,666	3.41
Barratt Redrow PLC	(59,479)	253,288	1,376	0.19
Pennon Group PLC	(56,030)	251,266	(48,467)	(6.71)
WPP PLC	(38,851)	228,550	27,795	3.85
RS Group PLC	(38,844)	218,934	30,908	4.28
Ocado Group PLC	75,462	213,909	32,703	4.53
3i Group PLC	5,710	207,848	(5,462)	(0.76)
Marks & Spencer Group PLC	(43,219)	196,924	(57,453)	(7.95)
Berkeley Group Holdings PLC	(5,107)	184,007	(61)	(0.01)
Rentokil Initial PLC	(52,252)	183,570	(8,001)	(1.11)
Carnival PLC	(13,325)	180,391	(271)	(0.04)
Endeavor Mining PLC	7,949	145,096	25,440	3.52
Itv PLC	173,801	138,259	702	0.10
Johnson Matthey PLC	9,445	125,686	(14,697)	(2.04)
Compass Group PLC	4,377	112,077	(3,684)	(0.51)
United Utilities Group PLC	8,932	90,222	3,040	0.42
Lloyds Banking Group PLC	75,226	70,041	20,435	2.83
Spectris PLC	(2,622)	61,248	7,570	1.05

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Intermediate Capital Group PLC	1,707	$33,657	$(809)	(0.11)%
Severn Trent PLC	(1,326)	33,606	(1,174)	(0.16)
		$20,172,658	$722,400	100.00%

Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of short equity positions and pays 1-Month SORA minus a specified spread (-0.40%), which is denominated in SGD based on the local currencies of the positions within the swap (Monthly).	36 months maturity 03/23/2028	GSC	$323,867	$(12,001)	$—	$(12,001)
The Fund receives the total return on a portfolio of long equity positions and pays HIBOR or HOISHKD plus a specified spread (0.33%), which is denominated in HKD based on the local currencies of the positions within the swap (Monthly).	5-60 months maturity ranging from 08/08/2025 - 03/18/2030	GSC	24,999,912	(213,030)	—	(213,030)
Subtotal Depreciation				$(225,031)	$ —	$(225,031)
Net Total Return Basket Swaps				$2,183,061	$ —	$2,183,061
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2024, see Schedule of Investments in the Fund’s Annual Financial Statements.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 2.1%
Consumer Discretionary — 2.1%
Coupang, Inc.*	135,425	$2,969,870
MercadoLibre, Inc.*	2,518	4,912,291
Samsonite Group SA 144A	111,900	265,397
Yum China Holdings, Inc.	143,620	7,476,857
		15,624,415
Materials — 0.0%
Southern Copper Corporation	2,512	234,771
Total Common Stocks (Cost $12,932,421)		15,859,186
FOREIGN COMMON STOCKS — 88.9%
Brazil — 4.0%
Atacadao SA*	930,111	1,181,699
B3 SA - Brasil Bolsa Balcao	2,963,858	6,331,332
Banco BTG Pactual SA*	235,173	1,396,255
Banco do Brasil SA	621,700	3,074,481
BB Seguridade Participacoes SA	120,800	854,170
Embraer SA ADR*	28,702	1,326,032
JBS S/A	394,000	2,841,189
Localiza Rent a Car SA*	219,299	1,292,017
NU Holdings, Ltd. Class A*	39,820	407,757
PRIO SA*	565,310	3,957,651
Raia Drogasil SA	1,451,205	4,867,486
Rede D'Or Sao Luiz SA 144A*	300,857	1,486,768
Rumo SA	97,500	278,159
Telefonica Brasil SA*	139,700	1,224,543
		30,519,539
Canada — 0.2%
Lundin Mining Corporation	227,164	1,840,612
Chile — 0.2%
Banco de Chile ADR	12,087	320,185
Enel Chile SA	5,680,809	373,559
Latam Airlines Group SA	48,128,098	753,849
		1,447,593
China — 17.3%
Alibaba Group Holding, Ltd. ADRΔ	115,943	15,331,143
ANTA Sports Products, Ltd.	47,000	516,765
AVIC Airborne Systems Co., Ltd.	4,453	—
Bank of China, Ltd. Class H	2,038,000	1,230,857
BeiGene, Ltd.*	3,500	74,029
BYD Co., Ltd. Class H	22,000	1,114,004
China CITIC Bank Corporation, Ltd. Class H	640,000	502,019
China Communications Services Corporation, Ltd. Class H	3,234,000	1,770,036
China Construction Bank Corporation Class H	6,024,000	5,338,255
China Feihe, Ltd. 144A	230,000	173,549
China Galaxy Securities Co., Ltd. Class H	200,000	200,695
China Hongqiao Group, Ltd.	45,500	94,123
China Mengniu Dairy Co., Ltd.	441,000	1,089,237
China Merchants Bank Co., Ltd. Class H	204,500	1,212,472
	Shares	Value
China Pacific Insurance Group Co., Ltd. Class H	428,200	$1,349,051
China Resources Land, Ltd.	1,271,487	4,217,788
China Tower Corporation, Ltd. Class H 144A	1,244,781	1,676,783
China Yangtze Power Co., Ltd. Class A	68,599	262,582
Contemporary Amperex Technology Co., Ltd. Class A	16,758	585,436
DiDi Global, Inc. ADR*	744,570	3,603,719
Fuyao Glass Industry Group Co., Ltd. Class A	141,862	1,142,763
Fuyao Glass Industry Group Co., Ltd. Class H 144A	141,030	1,008,952
Geely Automobile Holdings, Ltd.	283,000	607,490
H World Group, Ltd. ADR	10,369	383,757
Huatai Securities Co., Ltd. Class H 144A	233,600	376,672
Industrial & Commercial Bank of China, Ltd. Class H	2,668,000	1,903,834
JD.com, Inc. Class A	197,000	4,052,593
KE Holdings, Inc. ADR	114,969	2,309,727
Kingdee International Software Group Co., Ltd.*	827,000	1,407,884
Kingsoft Corporation, Ltd.	523,200	2,548,053
Kunlun Energy Co., Ltd.	2,007,911	1,962,069
Li Auto, Inc. Class A*	58,600	738,501
Luxshare Precision Industry Co., Ltd. Class A	321,800	1,817,298
Mao Geping Cosmetics Co., Ltd.*	13,200	169,530
Meituan Class B 144A*	603,788	12,149,706
Midea Group Co., Ltd. Class A	512,593	5,540,596
Midea Group Co., Ltd. Class H*	121,400	1,230,785
NARI Technology Co., Ltd. Class A	1,027,667	3,098,171
NAURA Technology Group Co., Ltd. Class A	22,300	1,282,957
NetEase, Inc.	161,321	3,313,955
NetEase, Inc. ADR	45,572	4,690,270
Ningbo Tuopu Group Co., Ltd. Class A	40,300	325,217
PDD Holdings, Inc. ADR*	60,348	7,142,186
People's Insurance Co. Group of China, Ltd. (The) Class H	1,592,000	824,665
PICC Property & Casualty Co., Ltd. Class H	2,245,060	4,157,200
Ping An Insurance Group Co. of China, Ltd. Class H	1,019,496	6,085,324
Pop Mart International Group, Ltd. 144A	57,400	1,160,096
Qifu Technology, Inc. ADR	40,795	1,832,103
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	101,890	3,282,071
Shenzhen Transsion Holdings Co., Ltd. Class A	1	5
Shenzhou International Group Holdings, Ltd.	49,900	375,208
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd.*	37,724	1,418,519
Sunresin New Materials Co., Ltd. Class A	52,250	330,482

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Tencent Music Entertainment Group ADR	31,855	$459,031
Vipshop Holdings, Ltd. ADR	13,960	218,893
Weichai Power Co., Ltd. Class H	282,000	593,934
Will Semiconductor Co., Ltd. Class A	135,703	2,497,741
WuXi AppTec Co., Ltd. Class H 144A	117,446	1,048,825
Xiaomi Corporation Class B 144A*	564,200	3,570,105
Yunnan Aluminium Co., Ltd. Class A	231,048	553,545
Zai Lab, Ltd.*	112,276	410,078
Zai Lab, Ltd. ADRΔ*	31,684	1,145,060
Zhaojin Mining Industry Co., Ltd. Class H	261,500	522,340
Zhejiang Leapmotor Technology Co., Ltd. 144A*	261,600	1,697,112
Zijin Mining Group Co., Ltd. Class H	306,000	698,260
ZTO Express Cayman, Inc. ADR	10,645	211,197
		132,637,303
Egypt — 0.0%
Commercial International Bank - Egypt (CIB) GDR	131,729	198,911
Greece — 0.5%
JUMBO SA	14,557	399,086
National Bank of Greece SA	74,952	770,354
Piraeus Financial Holdings SA	519,242	2,853,102
		4,022,542
Hong Kong — 9.8%
AIA Group, Ltd.	842,627	6,378,580
Alibaba Group Holding, Ltd. Class W	602,211	9,964,172
BYD Electronic International Co., Ltd.	146,000	761,238
China Merchants Port Holdings Co., Ltd.	866,000	1,489,032
China Overseas Land & Investment, Ltd.	180,000	322,192
China Taiping Insurance Holdings Co., Ltd.	1,220,800	1,858,594
CITIC, Ltd.	56,000	69,118
Hong Kong Exchanges and Clearing, Ltd.	224,580	9,990,264
Lenovo Group, Ltd.	2,076,000	2,821,205
Sinotruk Hong Kong, Ltd.	339,500	922,121
Tencent Holdings, Ltd.	638,165	40,776,162
		75,352,678
Hungary — 0.6%
OTP Bank Nyrt	65,778	4,425,670
India — 16.8%
360 ONE WAM, Ltd.	20,818	228,694
Amber Enterprises India, Ltd.*	6,106	511,633
Archean Chemical Industries, Ltd.	19,525	117,735
Axis Bank, Ltd.	251,348	3,224,157
Bajaj Finance, Ltd.	24,874	2,591,591
Bharat Electronics, Ltd.	57,020	199,453
Bharti Airtel, Ltd.	245,813	4,969,426
BSE, Ltd.	19,158	1,219,786
Canara Bank	254,842	263,685
Cartrade Tech, Ltd.*	13,932	267,074
Coforge, Ltd.	4,575	428,891
	Shares	Value
Computer Age Management Services, Ltd.	12,666	$547,795
Cummins India, Ltd.	31,743	1,126,755
DLF, Ltd.	44,362	350,658
Embassy Office Parks REIT	471,603	2,013,316
Five-Star Business Finance, Ltd.*	29,323	247,338
Godrej Properties, Ltd.*	27,437	678,091
HCL Technologies, Ltd.	142,241	2,635,060
HDFC Asset Management Co., Ltd. 144A	44,778	2,094,997
HDFC Bank, Ltd.	513,544	10,946,814
HDFC Bank, Ltd. ADR	9,400	624,536
HDFC Life Insurance Co., Ltd. 144A	28,680	229,211
Hero MotoCorp, Ltd.	11,094	481,442
Hindalco Industries, Ltd.	225,292	1,787,726
Hindustan Aeronautics, Ltd.	52,418	2,547,001
ICICI Bank, Ltd.	436,580	6,862,174
ICICI Lombard General Insurance Co., Ltd. 144A	44,256	926,426
Info Edge India, Ltd.	33,054	2,759,735
Infosys, Ltd.	153,804	2,818,237
Infosys, Ltd. ADRΔ	248,641	4,537,698
InterGlobe Aviation, Ltd. 144A*	15,666	933,683
Kotak Mahindra Bank, Ltd.	332,345	8,413,545
Larsen & Toubro, Ltd.	99,111	4,030,476
Macrotech Developers, Ltd. 144A	6,192	86,391
Mahindra & Mahindra, Ltd.	382,410	11,869,709
MakeMyTrip, Ltd.Δ*	11,584	1,135,116
Marico, Ltd.	941,756	7,164,118
Max Financial Services, Ltd.*	214,020	2,862,783
Mphasis, Ltd.	11,426	332,790
Navin Fluorine International, Ltd.	10,194	501,354
Netweb Technologies India, Ltd.	10,859	189,994
Oil & Natural Gas Corporation, Ltd.	786,930	2,261,501
Oracle Financial Services Software, Ltd.	5,087	463,568
PB Fintech, Ltd.*	57,984	1,070,787
Petronet LNG, Ltd.	263,960	904,119
Phoenix Mills, Ltd. (The)	4,207	80,613
Reliance Industries, Ltd.	218,576	3,249,642
SBI Life Insurance Co., Ltd. 144A	176,071	3,175,920
Sona Blw Precision Forgings, Ltd. 144A	52,752	282,857
Suzlon Energy, Ltd.*	462,670	304,303
Tata Consultancy Services, Ltd.	248,137	10,438,274
Tata Consumer Products, Ltd.	65,379	763,105
Tech Mahindra, Ltd.	155,527	2,565,324
Varun Beverages, Ltd.	290,910	1,830,508
Vedanta, Ltd.	588,289	3,170,128
Voltas, Ltd.	4,034	68,630
Wipro, Ltd.	548,497	1,672,939
Zomato, Ltd.*	450,021	1,057,140
		129,116,452
Indonesia — 2.0%
PT Alamtri Resources Indonesia Tbk	931,000	103,426
PT Astra International Tbk	2,858,400	845,943
PT Bank Central Asia Tbk	17,455,442	8,959,617
PT Bank Mandiri Persero Tbk	1,494,300	463,887

	Shares	Value
PT BFI Finance Indonesia Tbk	3,556,700	$174,779
PT GoTo Gojek Tokopedia Tbk*	581,023,400	2,889,518
PT Indah Kiat Pulp & Paper Tbk	25,200	7,452
PT Map Aktif Adiperkasa	5,906,500	235,404
PT Nusantara Sejahtera Raya Tbk 144A	10,612,700	78,826
PT Pakuwon Jati Tbk	6,421,100	131,255
PT United Tractors Tbk	905,060	1,283,013
		15,173,120
Jersey — 0.2%
Wizz Air Holdings PLC 144A*	76,211	1,470,620
Kazakhstan — 0.2%
Kaspi.KZ JSC ADR	12,849	1,193,030
Kaspi.KZ JSC GDR	3,113	289,042
		1,482,072
Malaysia — 0.3%
Malayan Banking Bhd.	87,300	199,315
RHB Bank Bhd	550,500	848,545
YTL Corporation Bhd.	1,872,000	848,418
		1,896,278
Mexico — 2.8%
America Movil SAB de CV Series B	399,900	284,910
Arca Continental SAB de CV	36,121	377,705
Banco del Bajio SA 144A	65,900	143,557
Corporation Inmobiliaria Vesta SAB de CV ADRΔ	106,209	2,422,627
Fibra Uno Administracion SA de CV REIT	737,610	861,437
Fomento Economico Mexicano SAB de CV ADR	80,400	7,845,432
GCC SAB de CV	20,858	191,268
Gentera SAB de CVΔ	230,050	354,554
Grupo Aeroportuario del Centro Norte SAB de CV ADR	2,961	232,824
Grupo Aeroportuario del Sureste SAB de CV ADR	6,407	1,754,365
Grupo Financiero Banorte SAB de CV Series O	712,157	4,944,331
Grupo Mexico SAB de CV Series B	195,212	975,273
Industrias Penoles SAB de CV*	35,900	667,530
Prologis Property Mexico SA de CV REIT	83,336	267,586
Wal-Mart de Mexico SAB de CV	142,800	394,742
		21,718,141
Peru — 0.8%
Credicorp, Ltd.	31,382	5,842,073
Philippines — 0.2%
BDO Unibank, Inc.	140,540	376,492
Jollibee Foods Corporation	77,940	326,878
Monde Nissin Corporation 144A	2,962,300	374,267
SM Prime Holdings, Inc.	473,200	198,853
		1,276,490
Poland — 0.7%
Bank Polska Kasa Opieki SA	35,146	1,606,723
Diagnostyka SA*	14,400	496,372
	Shares	Value
Dino Polska SA 144A*	3,970	$463,384
Powszechna Kasa Oszczednosci Bank Polski SA	100,901	1,970,143
Santander Bank Polska SA	6,248	899,689
		5,436,311
Qatar — 0.2%
Commercial Bank PSQC (The)	74,739	85,656
Qatar National Bank QPSC	243,785	1,074,456
		1,160,112
Russia — 0.0%
Gazprom PJSC ADR†††*	170,565	—
MMC Norilsk Nickel PJSC ADR†††*	19,198	—
Mobile TeleSystems PJSC ADR†††*	34,508	—
Novatek PJSC GDR†††*	1,991	—
Novolipetsk Steel PJSC GDR†††*	13,631	—
Sberbank of Russia PJSC ADR†††*	75,573	—
Severstal PAO GDR†††*	18,988	—
Surgutneftegas PAO ADR†††*	17,904	—
		—
Saudi Arabia — 2.0%
Al Rajhi Bank	26,526	720,056
Al Rajhi Co. for Co-operative Insurance*	1,892	70,955
Alinma Bank	67,825	553,660
Almarai Co. JSC	29,208	431,476
Arab National Bank	321,072	1,970,551
Banque Saudi Fransi	125,880	622,013
Bupa Arabia for Cooperative Insurance Co.	1,501	70,666
Co for Cooperative Insurance (The)	5,444	207,208
Rasan Information Technology Co.*	12,021	261,473
Riyad Bank	304,394	2,669,186
Saudi British Bank (The)	253,040	2,527,674
Saudi Electricity Co.	193,235	820,474
Saudi National Bank (The)	295,032	2,811,465
Saudi Telecom Co.	113,997	1,378,199
		15,115,056
Singapore — 0.1%
Grab Holdings, Ltd. Class A*	216,345	980,043
Nanofilm Technologies International, Ltd.	173,606	83,599
		1,063,642
Slovenia — 0.1%
Nova Ljubljanska Banka dd GDR	22,691	691,757
South Africa — 2.2%
Capitec Bank Holdings, Ltd.	2,343	398,499
Clicks Group, Ltd.	20,595	380,482
Discovery, Ltd.	564,727	6,144,698
Exxaro Resources, Ltd.	75,954	615,021
Harmony Gold Mining Co., Ltd. ADR	5,519	81,516
JSE, Ltd.	38,506	260,186
Kumba Iron Ore, Ltd.Δ	11,322	192,693
MTN Group, Ltd.	43,669	293,500
Naspers, Ltd. Class N	21,015	5,211,523

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Nedbank Group, Ltd.	45,094	$632,693
Old Mutual, Ltd.	3,291,542	2,136,316
OUTsurance Group, Ltd.	104,546	397,429
Sanlam, Ltd.	63,593	287,010
Sasol, Ltd.*	22,307	93,468
		17,125,034
South Korea — 6.9%
Doosan Bobcat, Inc.	22,289	761,097
Hana Financial Group, Inc.	75,440	3,080,242
Hankook Tire & Technology Co., Ltd.	14,078	379,056
Hanmi Semiconductor Co., Ltd.	20,059	959,070
HD Hyundai Marine Solution Co., Ltd.	7,989	734,715
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	3,523	485,132
Hyundai Motor Co.	19,630	2,651,423
Hyundai Rotem Co., Ltd.	4,515	324,716
Industrial Bank of Korea	126,136	1,223,935
JYP Entertainment Corporation	4,886	197,236
KB Financial Group, Inc.	31,074	1,684,326
Kia Corporation	21,355	1,350,675
Korea Investment Holdings Co., Ltd.	18,950	947,607
LG Electronic, Inc.	11,856	625,382
LG Uplus Corporation	13,101	91,686
NCSoft Corporation	2,134	217,344
Samsung Biologics Co., Ltd. 144A*	831	576,723
Samsung E&A Co., Ltd.	14,359	194,312
Samsung Electronics Co., Ltd.	324,265	12,855,639
Samsung Fire & Marine Insurance Co., Ltd.	25,997	6,344,545
Samsung Life Insurance Co., Ltd.	8,231	465,300
Shinhan Financial Group Co., Ltd.	36,259	1,160,391
SK Hynix, Inc.	90,136	12,015,673
SK Telecom Co., Ltd.	35,886	1,351,739
Woori Financial Group, Inc.	229,402	2,590,566
		53,268,530
Taiwan — 15.7%
Accton Technology Corporation	95,000	1,683,115
ASE Technology Holding Co., Ltd.	125,000	549,340
ASPEED Technology, Inc.	22,271	2,062,420
Asustek Computer, Inc.	44,000	818,671
Catcher Technology Co., Ltd.	12,000	76,462
Cathay Financial Holding Co., Ltd.	1,689,000	3,151,736
Chroma ATE, Inc.	34,000	297,102
Compal Electronics, Inc.	360,000	349,932
Delta Electronics, Inc.	843,778	9,332,403
E Ink Holdings, Inc.	66,000	537,293
eMemory Technology, Inc.	1,000	70,308
Far Eastern New Century Corporation	166,000	165,764
Fubon Financial Holding Co., Ltd.	49,000	127,414
Hon Hai Precision Industry Co., Ltd.	220,000	992,374
Jentech Precision Industrial Co., Ltd.	10,000	301,170
KGI Financial Holding Co., Ltd.	746,000	389,580
Largan Precision Co., Ltd.	14,694	1,058,323
MediaTek, Inc.	272,410	11,740,995
Merida Industry Co., Ltd.	36,000	165,024
	Shares	Value
Nien Made Enterprise Co., Ltd.	19,000	$228,086
Pegatron Corporation	206,000	526,482
PharmaEssentia Corporation*	89,000	1,403,618
Pou Chen Corporation	406,000	435,344
Realtek Semiconductor Corporation	268,556	4,281,458
Taiwan Semiconductor Manufacturing Co., Ltd.	2,450,772	69,021,069
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,793	297,638
Unimicron Technology Corporation	455,089	1,296,399
Uni-President Enterprises Corporation	2,081,886	5,076,864
Voltronic Power Technology Corporation	58,091	2,716,468
Yageo Corporation	29,507	434,594
Yang Ming Marine Transport Corporation	330,000	746,531
		120,333,977
Thailand — 0.9%
Advanced Info Service PCL NVDR	14,600	118,725
Bangkok Dusit Medical Services PCL	721,500	463,632
Kasikornbank PCL NVDR	241,600	1,154,351
Krung Thai Bank PCL NVDR	1,300,900	927,650
True Corporation PCL NVDR*	13,182,266	4,565,148
		7,229,506
Turkey — 0.5%
KOC Holding AS	233,628	1,008,171
Turkcell Iletisim Hizmetleri AS	494,125	1,247,017
Yapi ve Kredi Bankasi AS	2,209,497	1,400,282
		3,655,470
United Arab Emirates — 1.1%
Abu Dhabi Commercial Bank PJSC	27,073	80,233
Abu Dhabi Islamic Bank PJSC	451,091	1,969,916
ADNOC Drilling Co. PJSC	376,370	526,693
Adnoc Gas PLC	485,243	421,818
Aldar Properties PJSC	421,080	961,607
Burjeel Holdings PLC	1,173,521	452,265
Dubai Islamic Bank PJSC	45,867	89,277
Emaar Properties PJSC	183,778	665,557
Emirates NBD Bank PJSC	124,373	684,001
First Abu Dhabi Bank PJSC	167,615	630,667
Lulu Retail Holdings PLC*	1,934,700	695,291
Talabat Holding PLC*	4,131,854	1,597,395
		8,774,720
United Kingdom — 2.6%
Anglo American PLC	86,145	2,414,504
Anglogold Ashanti PLC	29,531	1,108,495
Antofagasta PLC	371,425	8,086,498
Unilever PLC	132,809	7,924,325
		19,533,822
Total Foreign Common Stocks (Cost $615,763,761)		681,808,031

	Shares	Value
FOREIGN PREFERRED STOCKS — 1.5%
Brazil — 0.5%
Itau Unibanco Holding SA 3.62%◊	155,650	$857,017
Banco Bradesco SA *	909,500	2,014,576
Marcopolo SA 3.76%◊	178,900	193,433
Petroleo Brasileiro SA 3.82%◊	124,700	813,567
		3,878,593
South Korea — 1.0%
Samsung Electronics Co., Ltd. 3.07%◊	225,688	7,304,930
Total Foreign Preferred Stocks (Cost $13,928,540)		11,183,523
	Shares	Value
MONEY MARKET FUNDS — 5.3%
Northern Institutional Liquid Assets Portfolio (Shares), 4.38%Ø§	6,259,012	$6,259,012
GuideStone Money Market Fund, 4.26% (Institutional Class)Ø∞	20,707,833	20,707,833
Northern Institutional U.S. Treasury Portfolio (Premier), 4.18%Ø	14,085,361	14,085,361
Total Money Market Funds (Cost $41,052,206)		41,052,206
TOTAL INVESTMENTS — 97.8% (Cost $683,676,928)		749,902,946
Other Assets in Excess of Liabilities — 2.2%		16,952,728
NET ASSETS — 100.0%		$766,855,674
Futures Contracts outstanding at March 31, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
IFSC NIFTY 50 Index	04/2025	54	$2,523,798	$(45,795)
FTSE China Index	04/2025	(1,106)	(14,747,404)	144,501
FTSE Taiwan Index	04/2025	33	2,293,830	(38,510)
MSCI Singapore Index	04/2025	(205)	(5,946,838)	92,259
Euro-BTP	04/2025	152	2,589,566	3,137
MSCI Emerging Markets	06/2025	479	26,603,660	(608,007)
Thai SET50 Index	06/2025	(431)	(1,856,127)	51,259
Total Futures Contracts outstanding at March 31, 2025			$11,460,485	$(401,156)
Forward Foreign Currency Contracts outstanding at March 31, 2025:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/18/25	Indian Rupees	4,798,445,466	U.S. Dollars	54,735,911	CITI	$1,077,423
06/18/25	Hungarian Forint	1,803,908,666	U.S. Dollars	4,698,262	CITI	124,096
06/18/25	U.S. Dollars	8,325,113	Mexican Pesos	170,002,472	CITI	105,561
06/18/25	U.S. Dollars	20,284,375	Singapore Dollars	27,000,643	CITI	104,093
06/18/25	Brazilian Reals	70,844,335	U.S. Dollars	12,102,624	CITI	103,692
06/18/25	U.S. Dollars	8,023,050	Israeli Shekels	29,464,000	CITI	84,058
06/18/25	U.S. Dollars	4,305,588	South Korean Won	6,200,000,000	CITI	81,758
06/18/25	U.S. Dollars	10,475,234	Thai Baht	350,684,956	CITI	79,674
06/18/25	U.S. Dollars	6,103,836	Hungarian Forint	2,260,000,000	CITI	62,217
06/18/25	U.S. Dollars	2,692,500	Chilean Pesos	2,500,000,000	CITI	61,215
06/18/25	U.S. Dollars	14,709,746	Chinese Offshore Yuan	105,872,777	CITI	58,687
06/18/25	U.S. Dollars	3,446,819	Indonesian Rupiahs	56,694,698,383	CITI	56,589
06/18/25	Euro	1,327,000	U.S. Dollars	1,405,441	CITI	35,897
06/18/25	U.S. Dollars	3,720,820	South African Rand	68,000,000	CITI	35,834
06/18/25	Thai Baht	74,993,500	U.S. Dollars	2,208,051	CITI	15,025
06/18/25	Chilean Pesos	2,993,452,160	U.S. Dollars	3,137,631	CITI	13,019
06/18/25	U.S. Dollars	1,087,644	Colombian Pesos	4,561,000,000	CITI	8,685

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/18/25	South African Rand	16,123,800	U.S. Dollars	868,315	CITI	$5,449
06/18/25	U.S. Dollars	2,966,387	Polish Zloty	11,509,345	CITI	3,691
06/18/25	Polish Zloty	11,019,692	U.S. Dollars	2,833,822	CITI	2,830
06/18/25	U.S. Dollars	935,644	Philippine Pesos	53,573,199	CITI	1,728
06/18/25	U.S. Dollars	2,007,571	Czech Republic Koruna	46,225,000	CITI	1,457
06/18/25	U.S. Dollars	182,428	Taiwan Dollars	6,000,000	CITI	1,004
06/18/25	Saudi Riyals	10,209,000	U.S. Dollars	2,717,587	CITI	971
06/18/25	U.S. Dollars	137,986	Peruvian Nuevo Soles	505,000	CITI	802
06/18/25	Chinese Offshore Yuan	1,671,913	U.S. Dollars	230,611	CITI	754
06/18/25	Peruvian Nuevo Soles	431,475	U.S. Dollars	116,854	CITI	358
06/18/25	Colombian Pesos	500,000,000	U.S. Dollars	118,117	CITI	164
06/18/25	U.S. Dollars	67,446	Euro	62,000	CITI	103
06/18/25	U.S. Dollars	347,274	Saudi Riyals	1,304,000	CITI	31
04/08/25	U.S. Dollars	5,147	Indonesian Rupiahs	85,296,002	NT	6
Subtotal Appreciation						$2,126,871
06/18/25	Saudi Riyals	4,331,000	U.S. Dollars	1,153,457	CITI	$(154)
06/18/25	U.S. Dollars	31,146	Euro	29,000	CITI	(353)
06/18/25	U.S. Dollars	268,947	Colombian Pesos	1,139,000,000	CITI	(498)
04/08/25	Indonesian Rupiahs	2,807,000,632	U.S. Dollars	169,673	NT	(504)
06/18/25	Euro	135,000	U.S. Dollars	147,281	CITI	(649)
06/18/25	Philippine Pesos	30,000,000	U.S. Dollars	523,690	CITI	(714)
06/18/25	Peruvian Nuevo Soles	539,146	U.S. Dollars	147,235	CITI	(775)
06/18/25	U.S. Dollars	3,052,924	Saudi Riyals	11,469,863	CITI	(1,390)
06/18/25	Czech Republic Koruna	7,000,000	U.S. Dollars	306,234	CITI	(2,442)
06/18/25	U.S. Dollars	2,460,476	Israeli Shekels	9,141,000	CITI	(2,540)
06/18/25	Brazilian Reals	12,770,288	U.S. Dollars	2,206,518	CITI	(6,226)
06/18/25	U.S. Dollars	3,025,597	South African Rand	56,000,000	CITI	(9,098)
06/18/25	Hong Kong Dollars	81,071,116	U.S. Dollars	10,446,823	CITI	(9,236)
06/18/25	Hungarian Forint	1,210,000,000	U.S. Dollars	3,246,485	CITI	(11,813)
06/18/25	Chinese Offshore Yuan	31,585,619	U.S. Dollars	4,384,285	CITI	(13,352)
06/18/25	U.S. Dollars	5,861,344	Singapore Dollars	7,862,357	CITI	(14,981)
06/18/25	U.S. Dollars	5,493,208	Chinese Offshore Yuan	39,819,259	CITI	(17,126)
06/18/25	U.S. Dollars	1,222,483	Brazilian Reals	7,208,000	CITI	(19,439)
06/18/25	U.S. Dollars	5,758,356	Thai Baht	195,561,652	CITI	(38,793)
06/18/25	U.S. Dollars	9,964,236	Mexican Pesos	207,007,419	CITI	(44,490)
06/18/25	Mexican Pesos	76,000,000	U.S. Dollars	3,719,659	CITI	(45,090)
06/18/25	Singapore Dollars	8,316,000	U.S. Dollars	6,268,094	CITI	(52,715)
06/18/25	Thai Baht	224,980,500	U.S. Dollars	6,729,259	CITI	(60,030)
06/18/25	Colombian Pesos	20,000,000,000	U.S. Dollars	4,794,048	CITI	(62,808)
06/18/25	Polish Zloty	43,537,308	U.S. Dollars	11,278,091	CITI	(70,866)
06/18/25	U.S. Dollars	9,525,162	Philippine Pesos	550,719,592	CITI	(75,278)
06/18/25	Chilean Pesos	8,447,617,281	U.S. Dollars	8,986,641	CITI	(95,406)
06/18/25	South Korean Won	12,253,414,720	U.S. Dollars	8,443,812	CITI	(96,014)
07/16/25	Chinese Offshore Yuan	24,819,000	U.S. Dollars	3,538,494	CITI	(97,389)
06/18/25	U.S. Dollars	5,019,629	Indian Rupees	440,000,000	CITI	(98,249)
07/16/25	U.S. Dollars	3,253,457	Chinese Offshore Yuan	24,819,000	MSCS	(187,648)
06/18/25	Israeli Shekels	29,090,000	U.S. Dollars	8,133,423	CITI	(295,204)
06/18/25	U.S. Dollars	20,543,914	Czech Republic Koruna	484,675,000	CITI	(490,439)
06/18/25	Taiwan Dollars	1,398,477,890	U.S. Dollars	42,877,371	CITI	(591,151)
06/18/25	U.S. Dollars	28,697,202	Polish Zloty	114,041,655	CITI	(659,010)
Subtotal Depreciation						$(3,171,870)
Total Forward Foreign Currency Contracts outstanding at March 31, 2025						$(1,044,999)

Swap Agreements outstanding at March 31, 2025:
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Financing Index: Overnight Bank Funding Rate + 0.65%	MSCI Saudi Arabia Index Futures (Monthly)	6/18/2025	BAR	USD	2,934,221	$67,901	$—	$67,901
Financing Index: Overnight Brazil CETIP - 1.2%	MSCI Brazil Net Return BRL Index (Monthly)	6/18/2025	BAR	BRL	4,089,523	119,946	—	119,946
MSCI Mexico Net MXN Index (Monthly)	Central Bank of Mexico Overnight TIIE Funding Rate (Monthly) - 0.4%	6/18/2025	BAR	MXN	840,945	5,676	—	5,676
Increase in total return of WIG20 Index (At Termination)	Decrease in total return of WIG20 Index (At Termination)	6/20/2025	CITI	PLN	3,329,400	30,926	—	30,926
Subtotal Appreciation						$224,449	$ —	$224,449
Decrease in total return of TAIEX (At Termination)	Increase in total return of TAIEX (At Termination)	4/16/2025	CITI	TWD	74,750,400	$(142,958)	$—	$(142,958)
Decrease in total return of WIG20 Index (At Termination)	Increase in total return of WIG20 Index (At Termination)	4/16/2025	GSC	BRL	31,058,850	(9,157)	—	(9,157)
Decrease in total return of HSCEI Index (At Termination)	Increase in total return of HSCEI Index (At Termination)	4/29/2025	CITI	HKD	85,190,000	(219,618)	—	(219,618)
Decrease in total return of KOSPI 200 Index (At Termination)	Increase in total return of KOSPI 200 Index (At Termination)	6/12/2025	CITI	KRW	27,204,700,000	(262,148)	—	(262,148)
Financing Index: 1-Month HIBOR + 0%	MSCI China Net Return HKD Index (Monthly)	6/18/2025	BAR	HKD	200,776	(4,329)	—	(4,329)
Financing Index: 1-Month TELBOR + 0.95%	Tel Aviv Interbank Offered Rate (Monthly)	6/18/2025	BAR	ILS	2,432,658	(82,294)	—	(82,294)
Financing Index: Overnight Bank Funding Rate + 0%	MSCI Daily TR Net Emerging Markets Index (Monthly)	6/18/2025	BAR	USD	143,982	(12,067)	—	(12,067)
Financing Index: Overnight Bank Funding Rate + 0.1%	MSCI Daily Total Return Net Emerging Markets USD Index (Monthly)	6/18/2025	BAR	USD	137,895	(5,100)	—	(5,100)
MSCI Emerging Markets Thailand Net Total Return USD Index (Monthly)	Financing Index: Overnight Bank Funding Rate - 0.3%	6/18/2025	BAR	USD	7,089,410	(83,671)	—	(83,671)
MSCI Poland Net Return PLN Index (Monthly)	Financing Index: 1-Month WIBOR - 0.82%	6/18/2025	BAR	PLN	2,046,367	(43,241)	—	(43,241)
MSCI South Africa Net Return ZAR Index (Monthly)	Financing Index: 1-Month SAFE South Africa JIBAR - 1.4%	6/18/2025	BAR	ZAR	18,081,268	(693,817)	—	(693,817)
Subtotal Depreciation						$(1,558,400)	$ —	$(1,558,400)
Net Total Return Swaps outstanding at March 31, 2025						$(1,333,951)	$ —	$(1,333,951)

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Total Return Basket Swap Agreements outstanding at March 31, 2025:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long equity positions and pays or receives the OBFR01 plus a specified spread( 0.40%), which is denominated in USD based on the local currencies of the positions within the swap (Monthly).	54 months maturity 09/28/2029	GSC	$10,009	$(826)	$—	$(826)
The Fund receives the total return on a portfolio of long equity positions and pays or receives the OBFR01 plus or minus a specified spread (-2.60% to 0.40%), which is denominated in USD based on the local currencies of the positions within the swap (Monthly).*	6-8 months maturity ranging from 09/16/2025 - 11/12/2025	CITI	29,267,815	(344,887)	—	(344,887)
Subtotal Depreciation				$(345,713)	$ —	$(345,713)
Net Total Return Basket Swaps				$(345,713)	$ —	$(345,713)

*The following table represents disclosures associated with the underlying components of the total return basket swap as of year end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
SK Hynix, Inc.	14,878	$1,983,327	$(49,127)	14.24%
Contemporary Amperex Technology Co., Ltd. Class A	28,360	992,607	(10,995)	3.19
Sk, Inc.	9,094	804,972	(26,647)	7.73
Cosco Shipping Holdings Co. Class A	386,700	775,650	17,919	(5.20)
Huatai Securities Co., Ltd. Class A	293,900	669,609	(53,614)	15.55
China Pacific Insurance Group Class A	139,200	616,672	15,215	(4.41)
Guangdong Haid Group Co. Class A	87,900	605,035	(6,931)	2.01
Ping An Insurance Group Co. Class A	82,600	587,353	(4,842)	1.40
Shandong Nanshan Aluminum Class A	1,053,300	553,454	(10,017)	2.90
Bank of Hangzhou Co., Ltd. Class A	274,600	546,270	(9,927)	2.88
Hankook Tire & Technology Co., Ltd.	20,088	540,878	17,525	(5.08)
Yunnan Yuntianhua Co. Class A	170,200	535,610	11,580	(3.36)
Petrochina Co., Ltd. Class A	467,400	529,771	27,213	(7.89)
Yutong Bus Co., Ltd. Class A	144,300	527,519	7,265	(2.11)
Huaxia Bank Co., Ltd. Class A	487,307	525,663	33,486	(9.71)
Yealink Network Technology Class A	89,800	505,283	4,105	(1.19)
Luxshare Precision Industry Class A	82,400	465,298	2,269	(0.66)
Picc Holding Co. Class A	465,600	437,229	2,223	(0.64)
Seres Group Co., Ltd. Class A	25,000	435,275	(9,597)	2.78
China National Chemical Class A	428,800	424,446	(14,812)	4.29
China State Construction Class A	580,200	420,467	(17,603)	5.10
Jiangsu Zhongtian Technology Class A	186,900	375,281	7,318	(2.12)
Industrial Bank Co., Ltd. Class A	124,600	371,093	4,948	(1.43)
Hengtong Optic-Electric Co. Class A	161,000	369,710	12,033	(3.49)
Bank Of Shanghai Co., Ltd. Class A	262,100	355,717	16,721	(4.85)
Shenergy Company Limited Class A	280,800	344,451	(1,268)	0.37
Aluminum Corporation Of China, Ltd. Class A	334,400	344,416	(14,119)	4.09
Gf Securities Co., Ltd. Class A	152,700	338,495	8,496	(2.46)
China Railway Group, Ltd. Class A	444,400	338,447	(22,235)	6.45
Bank of Beijing Co., Ltd. Class A	394,900	328,396	10,317	(2.99)
Shanghai Pudong Devel Bank Class A	220,100	315,799	3,078	(0.89)
Korea Electric Power Corporation	21,338	314,908	(10,387)	3.01
Hundsun Technologies, Inc. Class A	79,900	309,722	(32,263)	9.35
Ping An Bank Co., Ltd. Class A	195,900	303,759	(13,289)	3.85
Wens Foodstuff Group Co., Ltd. Class A	127,400	292,389	(2,847)	0.83

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Huaibei Mining Holdings Co., Class A	154,900	$278,950	$(16,390)	4.75%
Inner Mongolia Yili Indutrys Class A	70,362	271,934	680	(0.20)
Tianshan Aluminum Group Co. Class A	220,800	270,837	(13,956)	4.05
Zte Corporation Class A	57,200	270,492	(35,975)	10.43
Shanghai Baosight Software Class A Stock Connect	63,240	266,583	(25,675)	7.44
Zhejiang Zheneng Electric Class A	334,300	262,439	10,568	(3.06)
Weichai Power Co., Ltd. Class A	115,300	261,111	504	(0.15)
Byd Co., Ltd. Class A	5,000	259,356	14,396	(4.17)
Hmm Co, Ltd.	19,091	254,935	(14,508)	4.21
China Xd Electric Co., Ltd. Class A	272,500	249,008	(1,730)	0.50
NARI Technology Co., Ltd. Class A	79,000	238,147	(7,214)	2.09
Will Semiconductor Co., Ltd. Class A	12,905	237,974	(13,207)	3.83
37 Interactive Entertainment Class A	114,200	234,325	(13,386)	3.88
Muyuan Foods Co., Ltd. Class A	42,600	227,192	1,158	(0.34)
Cnooc Energy Technology & Class A	403,400	223,391	15,627	(4.53)
Other	3,856,601	7,276,170	(136,970)	39.73
		$29,267,815	$(344,887)	100.00%
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2024, see Schedule of Investments in the Fund’s Annual Financial Statements.

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 63.7%
Real Estate — 63.7%
Agree Realty Corporation REITΔ	86,391	$6,668,521
Alexandria Real Estate Equities, Inc. REIT	20,290	1,877,028
American Healthcare REIT, Inc.	71,126	2,155,118
American Homes 4 Rent Class A REIT	52,183	1,973,039
American Tower Corporation REIT	7,606	1,655,066
AvalonBay Communities, Inc. REIT	39,834	8,549,173
Brixmor Property Group, Inc. REIT	126,573	3,360,513
Broadstone Net Lease, Inc. REIT	98,217	1,673,618
Camden Property Trust REIT	24,801	3,033,162
Cousins Properties, Inc. REIT	42,593	1,256,493
CTO Realty Growth, Inc. REITΔ	65,792	1,270,444
CubeSmart REIT	77,765	3,321,343
DiamondRock Hospitality Co. REIT	87,815	677,932
Digital Realty Trust, Inc. REIT	54,162	7,760,873
EastGroup Properties, Inc. REITΔ	27,257	4,801,321
Empire State Realty Trust, Inc. Class A REIT	89,957	703,464
EPR Properties REIT	57,040	3,000,874
Equinix, Inc. REIT	15,399	12,555,575
Essential Properties Realty Trust, Inc. REITΔ	198,395	6,475,613
Essex Property Trust, Inc. REIT	9,444	2,895,247
Extra Space Storage, Inc. REIT	4,243	630,043
Federal Realty Investment Trust REIT	1,039	101,635
First Industrial Realty Trust, Inc. REIT	36,491	1,969,054
Four Corners Property Trust, Inc. REITΔ	29,184	837,581
FrontView REIT, Inc.Δ	44,149	564,666
Healthpeak Properties, Inc. REIT	127,387	2,575,765
Host Hotels & Resorts, Inc. REIT	85,311	1,212,269
Independence Realty Trust, Inc. REIT	91,848	1,949,933
Invitation Homes, Inc. REIT	90,569	3,156,330
Iron Mountain, Inc. REIT	71,454	6,147,902
LTC Properties, Inc. REIT	23,949	848,992
Medical Properties Trust, Inc. REITΔ	59,395	358,152
Mid-America Apartment Communities, Inc. REIT	28,455	4,768,489
Prologis, Inc. REIT	121,850	13,621,611
Public Storage REIT	38,460	11,510,693
Realty Income Corporation REIT	34,821	2,019,966
Regency Centers Corporation REIT	42,371	3,125,285
Ryman Hospitality Properties, Inc. REITΔ	11,028	1,008,400
Simon Property Group, Inc. REIT	67,825	11,264,376
SL Green Realty Corporation REITΔ	33,924	1,957,415
STAG Industrial, Inc. REIT	50,758	1,833,379
Sun Communities, Inc. REIT	43,413	5,584,648
Terreno Realty Corporation REIT	25,876	1,635,881
UDR, Inc. REIT	53,503	2,416,731
Urban Edge Properties REIT	57,854	1,099,226
Ventas, Inc. REIT	84,867	5,835,455
Vornado Realty Trust REIT	65,434	2,420,404
Welltower, Inc. REIT	112,115	17,177,139
	Shares	Value
WP Carey, Inc. REIT	24,031	$1,516,596
		184,812,433
Total Common Stocks (Cost $181,610,998)		184,812,433
FOREIGN COMMON STOCKS — 33.8%
Australia — 5.1%
Charter Hall Group REIT	67,978	692,518
Dexus REITΔ	296,100	1,316,727
Goodman Group REIT	250,784	4,500,731
GPT Group (The) REIT	512,709	1,406,261
Lifestyle Communities, Ltd.Δ	21,434	104,919
Mirvac Group REIT	1,530,353	2,015,328
NEXTDC, Ltd.Δ*	45,819	328,177
Region RE, Ltd. REIT	1,057,138	1,376,321
Scentre Group REIT	918,336	1,943,010
Stockland REIT	253,050	780,800
Vicinity Centres REIT	209,088	289,523
		14,754,315
Belgium — 0.6%
Aedifica SA REIT	6,803	459,412
VGP NVΔ	6,548	569,107
Warehouses De Pauw CVA REIT	28,762	681,836
Xior Student Housing NV REIT	2,448	72,970
		1,783,325
Canada — 2.0%
Boardwalk REIT	24,866	1,159,452
Chartwell Retirement Residences	251,362	2,930,999
First Capital Real Estate Investment Trust	55,657	637,771
Sienna Senior Living, Inc.	104,200	1,201,987
		5,930,209
Finland — 0.0%
Kojamo OYJ*	12,155	110,840
France — 2.3%
Covivio SA REIT	25,055	1,402,498
Gecina SA REIT	5,624	527,720
ICADE REITΔ	9,839	223,155
Klepierre REIT	49,916	1,670,775
Unibail-Rodamco-Westfield REIT*	34,999	2,950,783
		6,774,931
Germany — 2.0%
Aroundtown SAΔ*	85,886	235,321
LEG Immobilien SE	1,940	137,130
Sirius Real Estate, Ltd. REIT	697,510	761,352
TAG Immobilien AG*	38,252	521,593
Vonovia SE	158,961	4,277,692
		5,933,088
Hong Kong — 2.6%
Hang Lung Properties, Ltd.	157,536	134,777
Henderson Land Development Co., Ltd.	23,540	67,708
Hongkong Land Holdings, Ltd.	343,321	1,483,147

	Shares	Value
Link REIT	629,978	$2,952,186
Sun Hung Kai Properties, Ltd.	8,500	80,985
Sun Hung Kai Properties, Ltd. (Hong Kong Exchange)	249,566	2,377,777
Wharf Real Estate Investment Co., Ltd.	126,270	306,599
		7,403,179
Ireland — 0.1%
Irish Residential Properties REIT PLC	178,464	181,588
Japan — 9.2%
Activia Properties, Inc. REIT	453	1,026,487
Aeon Mall Co., Ltd.	6,945	108,512
Comforia Residential REIT, Inc.	269	473,454
CRE Logistics REIT, Inc.	675	654,578
Daiwa House REIT Investment Corporation	641	1,012,735
Daiwa Securities Living Investments Corporation REIT	895	530,018
GLP J-REIT	1,309	1,053,052
Hankyu Hanshin REIT, Inc.	120	119,421
Ichigo Office REIT Investment Corporation	943	534,090
Industrial & Infrastructure Fund Investment Corporation REIT	1,864	1,444,815
Invincible Investment Corporation REIT	572	241,032
Japan Metropolitan Fund Invest REIT	2,313	1,475,429
Japan Real Estate Investment Corporation REIT	519	371,865
KDX Realty Investment Corporation REITΔ	1,676	1,652,571
Keihanshin Building Co., Ltd.	98,300	896,355
Mitsubishi Estate Co., Ltd.Δ	237,097	3,875,572
Mitsui Fudosan Co., Ltd.Δ	410,005	3,671,626
Mitsui Fudosan Logistics Park, Inc. REIT	1,723	1,183,589
Mori Trust REIT, Inc.Δ	3,205	1,331,367
Nippon Prologis REIT, Inc.	178	274,702
Nomura Real Estate Master Fund, Inc. REIT	328	312,185
Orix JREIT, Inc.	546	642,215
Sumitomo Realty & Development Co., Ltd.Δ	71,353	2,680,982
Tokyo Tatemono Co., Ltd.	8,289	140,349
Tokyu Fudosan Holdings Corporation	40,197	269,704
United Urban Investment Corporation REIT	630	624,841
		26,601,546
Netherlands — 0.3%
CTP NV 144A	29,715	532,086
Eurocommercial Properties NV REIT	6,256	169,828
NSI NV REIT	11,325	264,508
		966,422
Norway — 0.1%
Entra ASA 144A*	15,095	173,036
	Shares	Value
Singapore — 2.7%
CapitaLand Ascendas REIT	1,001,300	$1,978,413
CapitaLand Integrated Commercial Trust REIT	194,957	302,954
Capitaland Investment, Ltd.Δ	621,656	1,257,302
City Developments, Ltd.	143,625	534,217
Digital Core REIT Management Pte, Ltd.Δ	1,784,192	941,922
Frasers Logistics & Commercial Trust REIT	576,000	391,103
Mapletree Logistics Trust REIT	2,065,619	2,007,490
Mapletree Pan Asia Commercial Trust REIT	393,207	364,439
		7,777,840
Spain — 0.5%
Merlin Properties Socimi SA REIT	144,611	1,542,510
Sweden — 1.6%
Castellum ABΔ*	63,936	704,633
Catena AB	20,974	907,667
Fabege ABΔ	54,816	444,448
Fastighets AB Balder, B SharesΔ*	229,968	1,439,045
Logistea AB, B Shares*	249,510	343,046
Nyfosa AB*	19,730	171,944
Pandox AB	5,880	101,317
Samhallsbyggnadsbolaget i Norden AB	87,935	29,732
Wihlborgs Fastigheter AB	48,506	476,528
		4,618,360
Switzerland — 0.7%
PSP Swiss Property AG	10,287	1,607,051
Swiss Prime Site AG	3,178	389,998
		1,997,049
United Kingdom — 4.0%
Assura PLC REIT	484,578	290,798
Big Yellow Group PLC REIT	29,951	361,547
British Land Co. PLC (The) REIT	339,987	1,627,830
Derwent London PLC REIT	5,216	124,379
Grainger PLC	328,355	861,898
Great Portland Estates PLC REIT	61,688	237,064
Hammerson PLC REIT	127,940	408,736
Land Securities Group PLC REIT	40,858	291,213
Life Science Reit PLC REIT	441,350	254,271
LondonMetric Property PLC REIT	628,635	1,492,740
PRS REIT PLC (The)	640,113	959,954
Safestore Holdings PLC REIT	15,720	125,161
Segro PLC REIT	241,209	2,157,334
Shaftesbury Capital PLC REIT	414,826	672,046
Tritax Big Box REIT PLC	189,629	343,914
UNITE Group PLC (The) REIT	100,658	1,059,283
Urban Logistics REIT PLC	188,913	317,237
		11,585,405
Total Foreign Common Stocks (Cost $102,267,587)		98,133,643

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
MONEY MARKET FUNDS — 5.7%
Northern Institutional Liquid Assets Portfolio (Shares), 4.38%Ø§	10,612,779	$10,612,779
GuideStone Money Market Fund, 4.26% (Institutional Class)Ø∞	5,995,585	5,995,585
Total Money Market Funds (Cost $16,608,364)		16,608,364
TOTAL INVESTMENTS — 103.2% (Cost $300,486,949)		299,554,440
Liabilities in Excess of Other Assets — (3.2)%		(9,324,511)
NET ASSETS — 100.0%		$290,229,929
Futures Contracts outstanding at March 31, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Dow Jones U.S. Real Estate Index	06/2025	32	$1,176,640	$(405)
MSCI EAFE Index	06/2025	3	362,445	(10,953)
Total Futures Contracts outstanding at March 31, 2025			$1,539,085	$(11,358)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2024, see Schedule of Investments in the Fund’s Annual Financial Statements.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS — 14.0%
Affirm Holdings, Inc.
0.00%, 11/15/26‡‡ CONV »	$274,000	$253,296
Air Transport Services Group, Inc.
3.88%, 08/15/29‡‡ CONV	630,000	630,693
Airbnb, Inc.
0.00%, 03/15/26‡‡ CONV »	209,000	200,013
Alarm.com Holdings, Inc.
2.25%, 06/01/29 144A ‡‡ CONV	136,000	131,648
Applied Optoelectronics, Inc.
2.75%, 01/15/30 CONV	304,000	237,929
Arbor Realty Trust, Inc.
7.50%, 08/01/25 CONV	454,000	454,000
AST SpaceMobile, Inc.
4.25%, 03/01/32 144A CONV	163,000	191,647
Bentley Systems, Inc.
0.38%, 07/01/27‡‡ CONV	585,000	531,473
Blackstone Mortgage Trust, Inc.
5.50%, 03/15/27 CONV	751,000	731,474
Block, Inc.
0.25%, 11/01/27‡‡ CONV	465,000	410,944
Bridgebio Pharma, Inc.
2.25%, 02/01/29‡‡ CONV	633,000	570,649
Capital Southwest Corporation
5.13%, 11/15/29‡‡ CONV	310,000	302,444
CenterPoint Energy, Inc.
4.25%, 08/15/26‡‡ CONV	549,000	595,390
Centrus Energy Corporation
2.25%, 11/01/30 144A CONV	281,000	264,324
Century Aluminum Co.
2.75%, 05/01/28‡‡ CONV	363,000	443,405
Cheesecake Factory, Inc. (The)
2.00%, 03/15/30 144A CONV	163,000	156,276
Collegium Pharmaceutical, Inc.
2.88%, 02/15/29‡‡ CONV	598,000	645,466
CONMED Corporation
2.25%, 06/15/27‡‡ CONV	721,000	678,821
CSG Systems International, Inc.
3.88%, 09/15/28‡‡ CONV	638,000	690,954
Dayforce, Inc.
0.25%, 03/15/26‡‡ CONV	553,000	530,880
Dexcom, Inc.
0.38%, 05/15/28‡‡ CONV	88,000	78,848
Duke Energy Corporation
4.13%, 04/15/26‡‡ CONV	549,000	595,692
Enovis Corporation
3.88%, 10/15/28‡‡ CONV	762,000	781,812
Enphase Energy, Inc.
0.00%, 03/01/28‡‡ CONV »	221,000	187,740
Evolent Health, Inc.
3.50%, 12/01/29 CONV	319,000	260,888
Exact Sciences Corporation
0.38%, 03/15/27‡‡ CONV	613,000	564,266
EZCORP, Inc.
2.38%, 05/01/25 CONV	362,000	362,181
3.75%, 12/15/29 144A ‡‡ CONV	229,000	338,577
Fluence Energy, Inc.
2.25%, 06/15/30 144A CONV	407,000	240,534
	Par	Value
fuboTV, Inc.
3.25%, 02/15/26 CONV	$301,000	$291,970
Greenbrier Cos., Inc. (The)
2.88%, 04/15/28‡‡ CONV	692,000	768,224
Haemonetics Corporation
0.00%, 03/01/26‡‡ CONV »	356,000	341,548
2.50%, 06/01/29 144A CONV	393,000	375,119
HAT Holdings I LLC
0.00%, 05/01/25 144A ‡‡ CONV »	641,000	702,536
indie Semiconductor, Inc.
4.50%, 11/15/27 144A ‡‡ CONV	352,000	292,380
Integer Holdings Corporation
1.88%, 03/15/30 144A CONV	205,000	207,665
Jamf Holding Corporation
0.13%, 09/01/26 CONV	459,000	433,196
Jazz Investments I, Ltd.
3.13%, 09/15/30 144A ‡‡ CONV	309,000	344,072
Kosmos Energy, Ltd.
3.13%, 03/15/30 CONV	313,000	240,905
LeMaitre Vascular, Inc.
2.50%, 02/01/30 144A CONV	274,000	274,685
LendingTree, Inc.
0.50%, 07/15/25‡‡ CONV	1,054,000	1,039,507
Liberty Broadband Corporation
3.13%, 03/31/53 144A CONV	563,000	564,970
Live Nation Entertainment, Inc.
3.13%, 01/15/29‡‡ CONV	733,000	1,020,336
Lumentum Holdings, Inc.
0.50%, 06/15/28‡‡ CONV	366,000	339,099
MARA Holdings, Inc.
0.00%, 06/01/31 144A CONV »	175,000	125,650
2.13%, 09/01/31 144A CONV	170,000	135,793
Marriott Vacations Worldwide Corporation
3.25%, 12/15/27‡‡ CONV	613,000	568,557
Mesa Laboratories, Inc.
1.38%, 08/15/25‡‡ CONV	389,000	379,763
MicroStrategy, Inc.
0.00%, 12/01/29 144A CONV »	307,000	248,977
Mirum Pharmaceuticals, Inc.
4.00%, 05/01/29 CONV	408,000	663,714
NCL Corporation, Ltd.
2.50%, 02/15/27‡‡ CONV	539,000	533,341
Omnicell, Inc.
1.00%, 12/01/29 144A CONV	590,000	555,485
OSI Systems, Inc.
2.25%, 08/01/29 144A CONV	274,000	334,186
Pacira BioSciences, Inc.
2.13%, 05/15/29 144A ‡‡ CONV	179,000	175,001
Parsons Corporation
2.63%, 03/01/29 CONV	320,000	320,480
Pebblebrook Hotel Trust REIT
1.75%, 12/15/26‡‡ CONV	961,000	900,457
Peloton Interactive, Inc.
0.00%, 02/15/26 CONV »	135,000	127,913
PennyMac Corporation
5.50%, 03/15/26 CONV	868,000	863,226

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
PennyMac Mortgage Investment Trust
8.50%, 06/01/29 144A CONV	$177,000	$184,788
PG&E Corporation
4.25%, 12/01/27 CONV	784,000	830,256
Progress Software Corporation
3.50%, 03/01/30 CONV	518,000	546,490
PROS Holdings, Inc.
2.25%, 09/15/27‡‡ CONV	317,000	300,041
Rapid7, Inc.
1.25%, 03/15/29 CONV	243,000	209,148
Redwood Trust, Inc.
7.75%, 06/15/27‡‡ CONV	1,422,000	1,403,514
Repay Holdings Corporation
0.00%, 02/01/26 144A CONV »	218,000	208,735
Royal Caribbean Cruises, Ltd.
6.00%, 08/15/25‡‡ CONV	243,000	1,005,352
Sabre GLBL, Inc.
4.00%, 04/15/25‡‡ CONV	390,000	389,814
Sirius XM Holdings, Inc.
3.75%, 03/15/28 CONV	851,000	884,369
Snap, Inc.
0.13%, 03/01/28 CONV	696,000	590,556
Spectrum Brands, Inc.
3.38%, 06/01/29 144A ‡‡ CONV	563,000	536,227
Sphere Entertainment Co.
3.50%, 12/01/28 CONV	666,000	804,861
Summit Hotel Properties, Inc. REIT
1.50%, 02/15/26‡‡ CONV	501,000	480,381
Teladoc Health, Inc.
1.25%, 06/01/27 CONV	338,000	311,298
Tetra Tech, Inc.
2.25%, 08/15/28 CONV	456,000	471,527
Two Harbors Investment Corporation
6.25%, 01/15/26‡‡ CONV	1,113,000	1,104,652
Upstart Holdings, Inc.
0.25%, 08/15/26 CONV	327,000	306,154
Upwork, Inc.
0.25%, 08/15/26‡‡ CONV	174,000	162,912
Veradigm, Inc.
0.88%, 01/01/27‡‡ CONV	173,000	184,931
Verint Systems, Inc.
0.25%, 04/15/26 CONV	410,000	389,910
Western Digital Corporation
3.00%, 11/15/28‡‡ CONV	546,000	703,521
WisdomTree, Inc.
5.75%, 08/15/28‡‡ CONV	648,000	753,300
XPLR Infrastructure LP
0.00%, 11/15/25 144A ‡‡ CONV »	329,000	318,719
Ziff Davis, Inc.
1.75%, 11/01/26 CONV	474,000	446,449
3.63%, 03/01/28 144A CONV	298,000	278,258
Zillow Group, Inc.
2.75%, 05/15/25‡‡ CONV	248,000	258,664
Total Corporate Bonds (Cost $37,608,491)		39,295,846
	Par	Value
FOREIGN BONDS — 0.9%
Canada — 0.5%
Equinox Gold Corporation
4.75%, 10/15/28 CONV	$591,000	$783,430
First Majestic Silver Corporation
0.38%, 01/15/27‡‡ CONV	501,000	470,940
Fortuna Mining Corporation
3.75%, 06/30/29 144A CONV	263,000	319,085
		1,573,455
China — 0.1%
Qifu Technology, Inc.
0.50%, 04/01/30 144A CONV	201,000	204,892
Denmark — 0.2%
Ascendis Pharma A/S
2.25%, 04/01/28‡‡ CONV	440,000	523,118
Israel — 0.1%
Pagaya Technologies, Ltd.
6.13%, 10/01/29 144A CONV	204,000	226,440
Total Foreign Bonds (Cost $2,338,896)		2,527,905
MORTGAGE-BACKED SECURITIES — 3.6%
Federal Home Loan Mortgage Corporation
6.00%, 01/01/53	806,147	824,650
Federal Home Loan Mortgage Corporation REMIC, Series 4248
(Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap), 1.54%, 09/15/43† IO	171,441	17,321
Federal Home Loan Mortgage Corporation REMIC, Series 4468
(Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap), 1.64%, 05/15/45† IO	183,238	17,200
Federal National Mortgage Association
6.50%, 09/01/53	1,605,358	1,666,398
Federal National Mortgage Association REMIC, Series 2017-31
(Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap), 1.65%, 05/25/47† IO	258,527	29,470
Federal National Mortgage Association REMIC, Series 2018-8
(Floating, 6.04% - U.S. 30-Day Average SOFR, 6.15% Cap), 1.70%, 02/25/48† IO	145,828	17,039
Federal National Mortgage Association STRIP, Series 405
(Floating, 4.94% - U.S. 30-Day Average SOFR, 5.05% Cap), 0.60%, 10/25/40† IO	434,802	28,935
Government National Mortgage Association
4.00%, 05/20/48	828,663	784,605

	Par	Value
2.50%, 09/20/51	$135,744	$114,090
2.50%, 11/20/51	499,286	423,382
2.50%, 12/20/51	289,563	245,541
6.00%, 04/01/55ρ TBA	2,000,000	2,030,095
Government National Mortgage Association, Series 2015-110
(Floating, 5.59% - CME Term SOFR 1M, 5.70% Cap), 1.27%, 08/20/45† IO	99,879	9,840
Government National Mortgage Association, Series 2018-124
(Floating, 6.09% - CME Term SOFR 1M, 6.20% Cap), 1.77%, 09/20/48† IO	290,259	35,949
Government National Mortgage Association, Series 2018-139
(Floating, 6.04% - CME Term SOFR 1M, 6.15% Cap), 1.72%, 10/20/48† IO	115,513	14,052
Government National Mortgage Association, Series 2018-7
(Floating, 5.59% - CME Term SOFR 1M, 5.70% Cap), 1.27%, 01/20/48† IO	717,736	76,681
Government National Mortgage Association, Series 2019-1
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 1.62%, 01/20/49† IO	132,681	15,061
Government National Mortgage Association, Series 2019-110
1.67%, 09/20/49† IO	493,782	61,516
Government National Mortgage Association, Series 2019-111
(Floating, 6.04% - CME Term SOFR 1M, 6.15% Cap), 1.72%, 01/20/49† IO	387,284	46,898
Government National Mortgage Association, Series 2019-151
3.50%, 10/20/49 IO	558,961	94,180
3.50%, 12/20/49 IO	318,923	60,640
Government National Mortgage Association, Series 2019-20
(Floating, 3.68% - CME Term SOFR 1M, 3.79% Cap), 0.00%, 02/20/49† IO	299,488	6,991
Government National Mortgage Association, Series 2019-6
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 1.62%, 01/20/49† IO	112,832	12,754
Government National Mortgage Association, Series 2020-146
2.50%, 10/20/50 IO	264,560	38,796
Government National Mortgage Association, Series 2020-21
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 1.62%, 02/20/50† IO	259,085	33,865
	Par	Value
Government National Mortgage Association, Series 2020-55
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 1.62%, 04/20/50† IO	$423,272	$56,596
3.50%, 04/20/50 IO	238,710	48,411
Government National Mortgage Association, Series 2020-61
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 1.62%, 08/20/49† IO	555,459	60,474
Government National Mortgage Association, Series 2020-78
4.00%, 06/20/50 IO	447,093	102,942
Government National Mortgage Association, Series 2020-79
4.00%, 06/20/50 IO	142,561	29,615
Government National Mortgage Association, Series 2023-133
(Floating, 6.50% - U.S. 30-Day Average SOFR, 6.50% Cap), 2.16%, 09/20/53† IO	1,079,874	80,638
Government National Mortgage Association, Series 2023-70
(Floating, 6.12% - U.S. 30-Day Average SOFR, 6.12% Cap), 1.78%, 05/20/53† IO	558,836	35,112
Uniform Mortgage Backed Securities
4.50%, 04/01/53ρ TBA	1,000,000	956,624
5.00%, 04/01/53ρ TBA	1,000,000	980,207
5.50%, 04/01/54ρ TBA	1,000,000	998,827
Total Mortgage-Backed Securities (Cost $10,022,855)		10,055,395

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.1%
Call Swaptions — 0.1%
Pay 6-Month EURIBOR (Semiannually); Receive 1.95% (Annually); Interest Rate Swap Maturing 05/13/2031 EUR, Strike Price $1.95, Expires 05/11/26 (BNP)	1	$4,470,000	27,865

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Pay 6-Month EURIBOR (Semiannually); Receive 2% (Annually); Interest Rate Swap Maturing 11/13/2031 EUR, Strike Price $2.00, Expires 11/11/26 (BNP)	1	$4,520,000	$38,497
Pay 6-Month EURIBOR (Semiannually); Receive 2.05% (Annually); Interest Rate Swap Maturing 05/15/2031 EUR, Strike Price $2.05, Expires 05/13/26 (BNP)	1	4,520,000	34,086
Pay 6-Month EURIBOR (Semiannually); Receive 2.2% (Annually); Interest Rate Swap Maturing 09/10/2027 EUR, Strike Price $2.20, Expires 09/08/25 (BNP)	1	7,640,000	34,116
Pay 6-Month EURIBOR (Semiannually); Receive 2.25% (Annually); Interest Rate Swap Maturing 03/10/2029 EUR, Strike Price $2.25, Expires 03/08/27 (BNP)	1	11,070,000	80,126
Total Purchased Options (Premiums paid $287,883)			214,690

	Par
U.S. TREASURY OBLIGATIONS — 27.5%
U.S. Treasury Bills
4.07%, 04/08/25Ω	$12,800,000	12,789,445
4.11%, 04/10/25Ω	25,987,000	25,959,421
4.17%, 05/08/25Ω	5,975,000	5,949,024
4.15%, 05/29/25Ω	5,975,000	5,934,258
		50,632,148
U.S. Treasury Inflationary Indexed Bonds
1.50%, 02/15/53	6,144,967	5,118,102
U.S. Treasury Notes
4.00%, 03/31/30	10,610,000	10,631,966
	Par	Value
4.13%, 03/31/32	$10,740,000	$10,771,045
		21,403,011
Total U.S. Treasury Obligations (Cost $77,085,699)		77,153,261

	Shares
COMMON STOCKS — 7.0%
Communication Services — 0.0%
NII Holdings, Inc.††† *	76,167	19,804
Consumer Discretionary — 1.4%
Abercrombie & Fitch Co. Class A*	3,976	303,647
AutoZone, Inc.*	108	411,780
Best Buy Co., Inc.	2,991	220,168
Carvana Co.*	239	49,970
Dillard's, Inc. Class A	332	118,899
eBay, Inc.	4,618	312,777
Etsy, Inc.*	3,666	172,962
Lowe’s Cos., Inc.	1,374	320,458
MercadoLibre, Inc.*	71	138,512
Murphy U.S.A., Inc.	483	226,918
O’Reilly Automotive, Inc.*	295	422,611
Penske Automotive Group, Inc.	848	122,095
Ross Stores, Inc.	1,673	213,793
TJX Cos., Inc. (The)	2,550	310,590
Tractor Supply Co.	2,435	134,168
Ulta Beauty, Inc.*	382	140,018
Wayfair, Inc. Class A*	1,219	39,045
Williams-Sonoma, Inc.	1,148	181,499
		3,839,910
Consumer Staples — 1.2%
Albertsons Cos., Inc. Class A	8,061	177,261
BellRing Brands, Inc.*	2,446	182,129
BJ's Wholesale Club Holdings, Inc.*	721	82,266
Church & Dwight Co., Inc.	483	53,173
Colgate-Palmolive Co.	6,559	614,578
Costco Wholesale Corporation	229	216,584
Coty, Inc. Class A*	5,492	30,041
Kimberly-Clark Corporation	2,286	325,115
Kroger Co. (The)	7,240	490,076
Maplebear, Inc.*	849	33,867
Procter & Gamble Co. (The)	902	153,719
Sprouts Farmers Market, Inc.*	947	144,550
Sysco Corporation	2,678	200,957
Target Corporation	1,350	140,886
U.S. Foods Holding Corporation*	2,767	181,128
Walmart, Inc.	4,187	367,577
		3,393,907
Financials — 1.8%
Allstate Corporation (The)	1,659	343,529
American Financial Group, Inc.	1,554	204,102
American International Group, Inc.	452	39,297
Arch Capital Group, Ltd.	1,865	179,376
Assurant, Inc.	208	43,628
Axis Capital Holdings, Ltd.	1,575	157,878

	Shares	Value
Cincinnati Financial Corporation	2,748	$405,935
CNA Financial Corporation	3,352	170,248
CNO Financial Group, Inc.	1,963	81,759
Erie Indemnity Co. Class A	20	8,381
Everest Group, Ltd.	664	241,251
Fidelity National Financial, Inc.	802	52,194
Hanover Insurance Group, Inc. (The)	1,133	197,085
Hartford Insurance Group, Inc. (The)	2,404	297,447
Loews Corporation	1,283	117,920
Markel Corporation*	28	52,349
Marsh & McLennan Cos., Inc.	1,315	320,899
Old Republic International Corporation	4,686	183,785
Primerica, Inc.	1,409	400,903
Progressive Corporation (The)	577	163,297
Reinsurance Group of America, Inc.	356	70,096
RLI Corporation	2,638	211,911
Travelers Cos., Inc. (The)	1,787	472,590
Unum Group	2,539	206,827
W.R. Berkley Corporation	5,542	394,369
		5,017,056
Information Technology — 1.2%
Amphenol Corporation Class A	4,590	301,058
Apple, Inc.	1,383	307,206
Arista Networks, Inc.*	8,290	642,309
Arrow Electronics, Inc.*	1,618	167,997
Avnet, Inc.	4,329	208,182
CDW Corporation	364	58,335
F5, Inc.*	1,916	510,173
HP, Inc.	1,591	44,055
IPG Photonics Corporation*	1,992	125,775
Jabil, Inc.	1,185	161,243
NetApp, Inc.	1,348	118,408
Pure Storage, Inc. Class A*	4,162	184,252
TD SYNNEX Corporation	817	84,935
Teledyne Technologies, Inc.*	64	31,853
Trimble, Inc.*	761	49,960
Ubiquiti, Inc.	790	245,010
		3,240,751
Materials — 1.3%
AptarGroup, Inc.	1,572	233,253
Ashland, Inc.	145	8,597
Avery Dennison Corporation	1,186	211,072
Avient Corporation	473	17,577
Cabot Corporation	2,339	194,465
CF Industries Holdings, Inc.	6,771	529,154
Commercial Metals Co.	1,619	74,490
Crown Holdings, Inc.	1,159	103,452
DuPont de Nemours, Inc.	243	18,147
Eastman Chemical Co.	1,394	122,825
Ecolab, Inc.	445	112,816
Element Solutions, Inc.	3,041	68,757
Freeport-McMoRan, Inc.	1,613	61,068
Martin Marietta Materials, Inc.	252	120,489
NewMarket Corporation	476	269,630
Nucor Corporation	134	16,126
	Shares	Value
Olin Corporation	1,754	$42,517
Packaging Corporation of America	538	106,535
Reliance, Inc.	828	239,085
Royal Gold, Inc.	3,376	552,010
RPM International, Inc.	1,210	139,973
Sherwin-Williams Co. (The)	1,214	423,917
Steel Dynamics, Inc.	191	23,890
Vulcan Materials Co.	281	65,557
		3,755,402
Real Estate — 0.1%
CBRE Group, Inc. Class A*	378	49,435
Jones Lang LaSalle, Inc.*	912	226,094
		275,529
Total Common Stocks (Cost $16,348,208)		19,542,359
FOREIGN COMMON STOCKS — 0.3%
Bermuda — 0.0%
RenaissanceRe Holdings, Ltd.	305	73,200
Ireland — 0.2%
Seagate Technology Holdings PLC	850	72,208
TE Connectivity PLC	2,666	376,759
Willis Towers Watson PLC	43	14,532
		463,499
Netherlands — 0.0%
LyondellBasell Industries NV Class A	671	47,238
Switzerland — 0.1%
Chubb, Ltd.	978	295,346
Thailand — 0.0%
Fabrinet*	306	60,438
Total Foreign Common Stocks (Cost $859,819)		939,721
PREFERRED STOCKS — 1.5%
Albemarle Corporation
7.25% CONV	10,481	373,648
AMG Capital Trust II
5.15% CONV †††	10,583	571,376
Apollo Global Management, Inc.
6.75% CONV	10,047	734,335
Ares Management Corporation
6.75% CONV	10,691	515,413
BrightSpring Health Services, Inc.
6.75% CONV	4,103	266,695
Chart Industries, Inc.
6.75% CONV	10,374	568,184
Hewlett Packard Enterprise Co.
7.63% CONV	9,750	465,465
Lyondellbasell Advanced Polymers, Inc.
6.00% CONV	12	10,440
Microchip Technology, Inc.
7.50%, 03/15/28 CONV *	4,762	239,671
MicroStrategy, Inc.
8.00% CONV	2,319	194,819

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
NCR Voyix Corporation
PIK, 5.50% CONV 1	250	$242,443
PG&E Corporation
6.00% CONV	2,300	102,902
Total Preferred Stocks (Cost $4,341,177)		4,285,391
MONEY MARKET FUNDS — 40.1%
GuideStone Money Market Fund, 4.26% (Institutional Class)Ø ∞	83,503,029	83,503,029
Northern Institutional U.S. Treasury Portfolio (Premier), 4.18%Ø	28,907,158	28,907,158
Total Money Market Funds (Cost $112,410,187)		112,410,187
TOTAL INVESTMENTS — 95.0% (Cost $261,303,215)		266,424,755
COMMON STOCKS SOLD SHORT — (4.4)%
Communication Services — (0.6)%
AST SpaceMobile, Inc. *	(5,134)	(116,747)
Charter Communications, Inc. Class A *	(265)	(97,660)
Live Nation Entertainment, Inc. *	(5,310)	(693,380)
Sirius XM Holdings, Inc.	(12,791)	(288,383)
Snap, Inc. Class A *	(819)	(7,134)
Sphere Entertainment Co. *	(14,077)	(460,599)
Ziff Davis, Inc. *	(388)	(14,581)
(1,678,484)
Consumer Discretionary — (0.4)%
Airbnb, Inc. Class A *	(23)	(2,747)
Cheesecake Factory, Inc. (The)	(1,157)	(56,300)
Marriott Vacations Worldwide Corporation	(332)	(21,328)
Norwegian Cruise Line Holdings, Ltd. *	(4,692)	(88,960)
Royal Caribbean Cruises, Ltd.	(4,841)	(994,535)
(1,163,870)
Consumer Staples — (0.0)%
Spectrum Brands Holdings, Inc.	(1,759)	(125,857)
Energy — (0.1)%
Centrus Energy Corporation Class A *	(2,324)	(144,576)
Kosmos Energy, Ltd. *	(24,008)	(54,738)
(199,314)
Financials — (0.7)%
Affiliated Managers Group, Inc.	(1,631)	(274,057)
Apollo Global Management, Inc.	(4,660)	(638,140)
Ares Management Corporation Class A	(2,581)	(378,401)
Block, Inc. *	(92)	(4,998)
EZCORP, Inc. Class A *	(17,176)	(252,831)
WisdomTree, Inc.	(42,304)	(377,352)
(1,925,779)
Health Care — (0.7)%
Bridgebio Pharma, Inc. *	(2,385)	(82,450)
BrightSpring Health Services, Inc. *	(12,924)	(233,795)
	Shares	Value
Collegium Pharmaceutical, Inc. *	(11,071)	$(330,469)
CONMED Corporation	(701)	(42,333)
Dexcom, Inc. *	(167)	(11,405)
Enovis Corporation *	(5,890)	(225,057)
Evolent Health, Inc. Class A *	(2,109)	(19,972)
Exact Sciences Corporation *	(852)	(36,883)
Haemonetics Corporation *	(1,545)	(98,185)
Integer Holdings Corporation *	(806)	(95,116)
LeMaitre Vascular, Inc.	(1,286)	(107,895)
Mirum Pharmaceuticals, Inc. *	(10,927)	(492,261)
Omnicell, Inc. *	(6,230)	(217,801)
Pacira BioSciences, Inc. *	(2,776)	(68,984)
(2,062,606)
Industrials — (0.6)%
Air Transport Services Group, Inc. *	(7,884)	(176,917)
Chart Industries, Inc. *	(3,337)	(481,729)
CSG Systems International, Inc.	(5,398)	(326,417)
Fluence Energy, Inc. *	(9,540)	(46,269)
Greenbrier Cos., Inc. (The)	(8,114)	(415,599)
Parsons Corporation *	(1,328)	(78,631)
Tetra Tech, Inc.	(5,787)	(169,270)
(1,694,832)
Information Technology — (0.7)%
Alarm.com Holdings, Inc. *	(821)	(45,688)
Applied Optoelectronics, Inc. *	(4,568)	(70,119)
Bentley Systems, Inc. Class B	(1,227)	(48,270)
Enphase Energy, Inc. *	(74)	(4,592)
Hewlett Packard Enterprise Co.	(21,849)	(337,130)
indie Semiconductor, Inc. Class A *	(16,280)	(33,130)
Lumentum Holdings, Inc. *	(1,028)	(64,085)
MARA Holdings, Inc. *	(9,799)	(112,688)
Microchip Technology, Inc.	(3,048)	(147,554)
MicroStrategy, Inc. Class A *	(266)	(76,680)
NCR Voyix Corporation *	(7,927)	(77,288)
OSI Systems, Inc. *	(1,105)	(214,746)
Progress Software Corporation	(4,728)	(243,539)
PROS Holdings, Inc. *	(2,660)	(50,620)
Rapid7, Inc. *	(1,319)	(34,967)
Sandisk Corporation *	(482)	(22,931)
Western Digital Corporation *	(9,526)	(385,136)
(1,969,163)
Materials — (0.2)%
Albemarle Corporation	(3,909)	(281,526)
Century Aluminum Co. *	(12,874)	(238,942)
(520,468)
Real Estate — (0.1)%
Pebblebrook Hotel Trust REIT	(3,861)	(39,112)
Summit Hotel Properties, Inc. REIT	(2,250)	(12,172)
Zillow Group, Inc. Class C *	(2,769)	(189,843)
(241,127)
Utilities — (0.3)%
CenterPoint Energy, Inc.	(7,480)	(271,000)
Duke Energy Corporation	(2,339)	(285,288)

	Shares	Value
PG&E Corporation	(17,626)	$(302,815)
(859,103)
Total Common Stocks Sold Short (Proceeds $(12,472,314))		(12,440,603)
FOREIGN COMMON STOCKS SOLD SHORT — (0.5)%
Canada — (0.3)%
Equinox Gold Corporation *	(71,568)	(492,388)
First Majestic Silver Corporation	(3,167)	(21,187)
Fortuna Mining Corporation *	(27,527)	(167,915)
(681,490)
China — (0.0)%
Qifu Technology, Inc. ADR	(2,087)	(93,727)
Denmark — (0.1)%
Ascendis Pharma A/S ADR *	(1,695)	(264,183)
Ireland — (0.1)%
Jazz Pharmaceuticals PLC *	(1,410)	(175,051)
Israel — (0.0)%
Pagaya Technologies, Ltd. Class A *	(10,932)	(114,567)
Total Foreign Common Stocks Sold Short (Proceeds $(1,220,322))		(1,329,018)
RIGHTS SOLD SHORT — 0.0%
Ligand Pharmaceuticals, Inc. ††† *	(29)	—
Ligand Pharmaceuticals, Inc. (NASDAQ Exchange) ††† *	(29)	—
Total Rights Sold Short (Proceeds $—)		—
TOTAL SECURITIES SOLD SHORT — (4.9)% (Proceeds $(13,692,636))		(13,769,621)

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.1)%
Call Swaptions — (0.1)%
Pay 2.065% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 05/13/2046 EUR, Strike Price $2.07, Expires 05/11/26 (BNP)	(1)	$(1,320,000)	(17,105)
	Number of Contracts	Notional Amount	Value
Pay 2.0845% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 11/13/2046 EUR, Strike Price $2.08, Expires 11/11/26 (BNP)	(1)	$(1,330,000)	$(26,467)
Pay 2.105% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 05/15/2046 EUR, Strike Price $2.11, Expires 05/13/26 (BNP)	(1)	(1,330,000)	(18,831)
Pay 2.347% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 03/10/2057 EUR, Strike Price $2.35, Expires 03/08/27 (BNP)	(1)	(1,030,000)	(60,180)
Pay 2.4625% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 09/10/2055 EUR, Strike Price $2.46, Expires 09/08/25 (BNP)	(1)	(710,000)	(19,791)
Total Written Options (Premiums received $ (287,814))			(142,374)
Other Assets in Excess of Liabilities — 10.0%			28,053,948
NET ASSETS — 100.0%			$280,566,708
Futures Contracts outstanding at March 31, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Brazilian Reals/U.S. Dollars	04/2025	2	$34,820	$70
Euro-BTP	06/2025	(1)	(127,074)	2,244
Euro-Bund	06/2025	39	5,432,851	(124,603)
Euro-OAT	06/2025	(37)	(4,908,594)	108,840

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Australian Dollars/U.S. Dollars	06/2025	(106)	$(6,628,710)	$23,447
British Pounds/U.S. Dollars	06/2025	(4)	(322,775)	59
Euro/U.S. Dollars	06/2025	(143)	(19,415,825)	123,499
Mexican Pesos/U.S. Dollars	06/2025	10	242,150	(370)
New Zealand Dollars/U.S. Dollars	06/2025	(7)	(398,090)	2,757
South African Rand/U.S. Dollars	06/2025	9	244,125	9
Swiss Francs/U.S. Dollars	06/2025	4	570,350	(3,185)
U.S. Dollars/Norwegian Kroner	06/2025	1	99,922	(1,733)
U.S. Dollars/Swedish Kronor	06/2025	(2)	(198,870)	(490)
Canadian Dollars/U.S. Dollars	06/2025	1	69,830	235
10-Year U.S. Treasury Note	06/2025	65	7,229,219	(35,219)
Japanese Yen/U.S. Dollars	06/2025	8	671,900	(14,943)
U.S. Treasury Long Bond	06/2025	(13)	(1,524,656)	4,722
Ultra 10-Year U.S. Treasury Note	06/2025	78	8,901,750	29,923
Ultra Long U.S. Treasury Bond	06/2025	(54)	(6,601,500)	59,536
10-Year Bond	06/2025	1	86,272	(982)
Long GILT	06/2025	32	3,790,098	(27,822)
2-Year U.S. Treasury Note	06/2025	(875)	(181,275,391)	(309,287)
5-Year U.S. Treasury Note	06/2025	1,317	142,441,781	344,929
3-Month SONIA SO3	03/2026	150	46,534,487	5,890
Total Futures Contracts outstanding at March 31, 2025			$(5,051,930)	$187,526
Forward Foreign Currency Contracts outstanding at March 31, 2025:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/09/25	Euro	2,763,837	U.S. Dollars	2,863,494	MSCS	$126,494
06/18/25	Swedish Kronor	16,667,290	U.S. Dollars	1,571,481	MSCS	94,515
06/18/25	Euro	4,343,062	U.S. Dollars	4,623,598	MSCS	93,676
06/18/25	Norwegian Kroner	16,032,770	U.S. Dollars	1,460,049	MSCS	63,843
04/01/25	Swedish Kronor	3,504,348	U.S. Dollars	316,911	MSCS	31,718
06/18/25	U.S. Dollars	4,031,492	Euro	3,682,923	MSCS	31,237
06/18/25	Hungarian Forint	266,210,667	U.S. Dollars	692,045	MSCS	19,611
06/18/25	U.S. Dollars	2,267,759	Australian Dollars	3,596,394	MSCS	19,067
06/18/25	U.S. Dollars	738,017	South Korean Won	1,059,556,069	MSCS	16,181
06/18/25	U.S. Dollars	1,078,530	Hungarian Forint	397,432,433	MSCS	16,081
06/18/25	U.S. Dollars	958,866	New Zealand Dollars	1,657,406	MSCS	16,012
06/18/25	Indian Rupees	98,407,956	U.S. Dollars	1,128,996	MSCS	15,641
06/18/25	U.S. Dollars	3,002,990	Chinese Offshore Yuan	21,613,175	MSCS	12,081
04/07/25	Indian Rupees	54,873,000	U.S. Dollars	630,000	MSCS	11,616
06/18/25	British Pounds	601,799	U.S. Dollars	767,537	MSCS	9,780
06/18/25	U.S. Dollars	793,304	Japanese Yen	116,511,469	MSCS	9,548
06/18/25	U.S. Dollars	424,618	Chilean Pesos	395,616,549	MSCS	8,226
06/18/25	U.S. Dollars	296,910	Israeli Shekels	1,073,455	MSCS	7,671
06/18/25	U.S. Dollars	1,105,852	Swiss Francs	962,474	MSCS	7,606
06/18/25	Mexican Pesos	4,924,208	U.S. Dollars	232,359	MSCS	5,725
04/10/25	U.S. Dollars	291,808	South Korean Won	422,216,995	MSCS	5,021
06/16/25	U.S. Dollars	207,090	Mexican Pesos	4,184,665	MSCS	4,712
06/18/25	U.S. Dollars	1,879,882	Canadian Dollars	2,688,440	MSCS	4,255
06/18/25	U.S. Dollars	417,175	Singapore Dollars	553,101	MSCS	3,787
06/18/25	Polish Zloty	563,432	U.S. Dollars	141,591	MSCS	3,446

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/14/25	U.S. Dollars	275,451	Taiwan Dollars	9,031,752	MSCS	$3,371
06/18/25	U.S. Dollars	183,735	Mexican Pesos	3,734,969	MSCS	3,151
04/03/25	Japanese Yen	10,942,154	U.S. Dollars	70,135	MSCS	2,842
06/18/25	U.S. Dollars	236,015	Turkish Lira	9,767,506	MSCS	2,816
09/17/25	U.S. Dollars	172,469	South Korean Won	247,908,665	MSCS	2,758
04/21/25	U.S. Dollars	313,000	Taiwan Dollars	10,310,220	MSCS	2,373
06/04/25	U.S. Dollars	314,847	Singapore Dollars	418,564	MSCS	2,235
04/07/25	U.S. Dollars	262,206	Taiwan Dollars	8,635,765	MSCS	2,084
06/17/25	U.S. Dollars	275,701	Canadian Dollars	392,731	MSCS	1,720
06/18/25	Australian Dollars	2,604,362	U.S. Dollars	1,626,846	MSCS	1,565
09/17/25	U.S. Dollars	197,453	Japanese Yen	28,854,934	MSCS	1,498
06/18/25	U.S. Dollars	365,362	Taiwan Dollars	12,034,410	MSCS	1,474
04/16/25	U.S. Dollars	84,624	Colombian Pesos	349,138,232	MSCS	1,316
06/18/25	Singapore Dollars	412,411	U.S. Dollars	307,097	MSCS	1,139
09/17/25	U.S. Dollars	114,793	Canadian Dollars	162,240	MSCS	1,117
04/24/25	U.S. Dollars	165,251	South Korean Won	241,612,771	MSCS	1,096
04/08/25	U.S. Dollars	657,122	Canadian Dollars	943,696	MSCS	1,089
09/17/25	U.S. Dollars	92,121	Euro	83,512	MSCS	942
04/08/25	Canadian Dollars	1,007,358	U.S. Dollars	699,377	MSCS	912
06/18/25	Canadian Dollars	1,071,339	U.S. Dollars	746,543	MSCS	892
06/18/25	U.S. Dollars	279,956	Polish Zloty	1,084,306	MSCS	838
09/17/25	U.S. Dollars	246,715	Swiss Francs	213,263	MSCS	820
04/02/25	U.S. Dollars	109,589	Brazilian Reals	622,082	MSCS	575
06/18/25	Brazilian Reals	155,797	U.S. Dollars	26,356	MSCS	487
06/18/25	Swiss Francs	201,377	U.S. Dollars	229,326	MSCS	458
04/02/25	Brazilian Reals	398,070	U.S. Dollars	69,306	MSCS	452
05/07/25	U.S. Dollars	318,656	New Zealand Dollars	560,028	MSCS	401
09/17/25	U.S. Dollars	152,185	Chinese Offshore Yuan	1,089,986	MSCS	390
06/18/25	U.S. Dollars	22,694	Colombian Pesos	94,654,512	MSCS	302
06/18/25	U.S. Dollars	306,235	Indian Rupees	26,303,519	MSCS	284
06/18/25	Chinese Offshore Yuan	1,044,107	U.S. Dollars	144,358	MSCS	129
06/18/25	South African Rand	968,133	U.S. Dollars	52,359	MSCS	105
09/17/25	U.S. Dollars	92,963	British Pounds	71,976	MSCS	20
Subtotal Appreciation						$679,201
06/18/25	Indian Rupees	21,545,813	U.S. Dollars	250,656	MSCS	$(45)
06/04/25	U.S. Dollars	93,595	British Pounds	72,539	MSCS	(101)
06/18/25	Swedish Kronor	2,785,850	U.S. Dollars	278,645	MSCS	(182)
04/14/25	Taiwan Dollars	9,044,341	U.S. Dollars	272,706	MSCS	(247)
06/18/25	Hungarian Forint	9,255,456	U.S. Dollars	25,002	MSCS	(259)
05/02/25	British Pounds	242,975	Euro	290,000	MSCS	(279)
06/18/25	U.S. Dollars	263,988	South African Rand	4,876,959	MSCS	(299)
09/17/25	Japanese Yen	11,505,541	U.S. Dollars	78,467	MSCS	(332)
09/19/25	U.S. Dollars	132,904	Euro	122,058	MSCS	(377)
05/05/25	U.S. Dollars	69,306	Brazilian Reals	400,291	MSCS	(381)
06/18/25	Norwegian Kroner	2,625,263	U.S. Dollars	250,000	MSCS	(473)
06/26/25	Swedish Kronor	1,733,346	U.S. Dollars	173,819	MSCS	(483)
05/02/25	Taiwan Dollars	10,401,438	U.S. Dollars	314,000	MSCS	(535)
06/18/25	British Pounds	154,214	U.S. Dollars	199,816	MSCS	(625)
04/02/25	U.S. Dollars	85,057	Brazilian Reals	489,412	MSCS	(708)
09/17/25	U.S. Dollars	139,167	Canadian Dollars	199,654	MSCS	(723)
09/17/25	U.S. Dollars	279,423	British Pounds	216,967	MSCS	(750)
09/17/25	Polish Zloty	1,088,445	U.S. Dollars	279,956	MSCS	(803)
04/02/25	Brazilian Reals	713,916	U.S. Dollars	126,000	MSCS	(893)
09/17/25	U.S. Dollars	122,355	Swedish Kronor	1,228,286	MSCS	(1,013)
06/18/25	Chilean Pesos	126,224,119	U.S. Dollars	133,881	MSCS	(1,028)

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/17/25	U.S. Dollars	279,956	British Pounds	217,555	MSCS	$(1,050)
06/18/25	U.S. Dollars	400,179	Canadian Dollars	575,297	MSCS	(1,185)
05/08/25	U.S. Dollars	77,690	Swiss Francs	69,695	MSCS	(1,449)
09/17/25	Euro	509,663	U.S. Dollars	558,068	MSCS	(1,609)
06/18/25	Taiwan Dollars	10,132,158	U.S. Dollars	308,017	MSCS	(1,648)
04/16/25	Colombian Pesos	523,007,058	U.S. Dollars	126,591	MSCS	(1,796)
06/18/25	U.S. Dollars	962,830	British Pounds	746,836	MSCS	(1,825)
06/16/25	Mexican Pesos	5,157,326	U.S. Dollars	251,605	MSCS	(2,187)
09/17/25	Chinese Offshore Yuan	3,722,588	U.S. Dollars	520,628	MSCS	(2,209)
06/18/25	Polish Zloty	2,678,261	U.S. Dollars	692,084	MSCS	(2,655)
06/18/25	U.S. Dollars	865,074	Chinese Offshore Yuan	6,270,858	MSCS	(2,711)
06/18/25	U.S. Dollars	124,403	Turkish Lira	5,336,883	MSCS	(3,015)
04/07/25	Taiwan Dollars	10,644,138	U.S. Dollars	323,924	MSCS	(3,307)
06/18/25	U.S. Dollars	533,382	Mexican Pesos	11,100,745	MSCS	(3,335)
09/17/25	Australian Dollars	361,656	U.S. Dollars	230,118	MSCS	(3,821)
04/10/25	South Korean Won	474,996,136	U.S. Dollars	327,221	MSCS	(4,584)
06/18/25	Singapore Dollars	1,340,968	U.S. Dollars	1,006,887	MSCS	(4,647)
09/17/25	U.S. Dollars	278,348	Indian Rupees	24,481,068	MSCS	(4,871)
06/18/25	Australian Dollars	650,935	U.S. Dollars	411,942	MSCS	(4,936)
06/18/25	Chinese Offshore Yuan	12,303,290	U.S. Dollars	1,708,077	MSCS	(5,503)
06/17/25	New Zealand Dollars	477,844	U.S. Dollars	278,184	MSCS	(6,359)
06/18/25	U.S. Dollars	299,197	Indian Rupees	26,310,630	MSCS	(6,836)
04/07/25	U.S. Dollars	634,516	Indian Rupees	54,950,246	MSCS	(8,003)
06/18/25	Swiss Francs	1,841,485	U.S. Dollars	2,109,775	MSCS	(8,519)
06/18/25	New Zealand Dollars	3,095,417	U.S. Dollars	1,770,238	MSCS	(9,339)
06/18/25	Euro	1,583,116	U.S. Dollars	1,730,471	MSCS	(10,949)
06/18/25	U.S. Dollars	1,816,511	Swedish Kronor	18,287,684	MSCS	(11,454)
06/18/25	U.S. Dollars	977,175	Swiss Francs	866,428	MSCS	(11,476)
06/18/25	Canadian Dollars	2,599,757	U.S. Dollars	1,825,242	MSCS	(11,486)
04/09/25	Euro	1,217,136	U.S. Dollars	1,329,380	MSCS	(12,652)
06/18/25	U.S. Dollars	1,636,594	New Zealand Dollars	2,902,401	MSCS	(14,504)
04/03/25	U.S. Dollars	527,084	Japanese Yen	81,335,204	MSCS	(15,369)
06/18/25	Czech Republic Koruna	62,601,345	U.S. Dollars	2,733,944	MSCS	(17,116)
06/18/25	Turkish Lira	12,771,653	U.S. Dollars	322,264	MSCS	(17,342)
06/18/25	Japanese Yen	177,075,708	U.S. Dollars	1,212,276	MSCS	(21,114)
06/18/25	South Korean Won	2,173,874,710	U.S. Dollars	1,502,296	MSCS	(21,315)
04/01/25	U.S. Dollars	333,359	Swedish Kronor	3,698,009	MSCS	(34,536)
06/18/25	U.S. Dollars	908,404	Polish Zloty	3,663,623	MSCS	(34,673)
06/18/25	U.S. Dollars	2,111,772	Euro	1,984,980	MSCS	(44,240)
06/18/25	U.S. Dollars	1,040,012	Norwegian Kroner	11,415,592	MSCS	(45,024)
06/18/25	Israeli Shekels	8,499,729	U.S. Dollars	2,353,591	MSCS	(63,363)
06/18/25	U.S. Dollars	2,158,951	Czech Republic Koruna	51,381,945	MSCS	(70,968)
04/09/25	U.S. Dollars	3,660,345	Euro	3,494,111	MSCS	(119,672)
Subtotal Depreciation						$(685,188)
Total Forward Foreign Currency Contracts outstanding at March 31, 2025						$(5,987)
Swap Agreements outstanding at March 31, 2025:
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
0.27% (Annually)	1-Day SONIA (Annually)	6/17/2025	GBP	10,000	$584	$(174)	$758
4.50% (Annually)	3-Month TELBOR (Quarterly)	3/19/2027	ILS	55,700,000	(104,072)	(141,129)	37,057
1-Day SOFR (Annually)	3.85% (Annually)	3/31/2027	USD	174,550,000	538,624	266,555	272,069

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
1.75% (Annually)	1-Day ESTR (Annually)	6/18/2027	EUR	2,130,000	$6,647	$6,148	$499
1-Day SOFR (Annually)	3.25% (Annually)	6/18/2027	USD	10,970,000	(82,438)	(120,311)	37,873
6-Month EURIBOR (Semiannually)	2.50% (Annually)	6/18/2027	EUR	1,220,000	8,540	5,533	3,007
6-Month NIBOR (Semiannually)	4.00% (Annually)	6/18/2027	NOK	206,770,000	(114,889)	(137,722)	22,833
Bank Of Canada Overnight Repo Rate (Semiannually)	3.00% (Semiannually)	6/18/2027	CAD	4,540,000	42,160	35,526	6,634
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	8.25% (Lunar)	9/15/2027	MXN	119,160,000	54,897	37,496	17,401
1-Day MIBOR (Semiannually)	6.00% (Semiannually)	9/17/2027	INR	1,066,700,000	50,658	32,777	17,881
3-Month KWCDC (Quarterly)	2.50% (Quarterly)	9/17/2027	KRW	30,527,570,000	(3,238)	(23,781)	20,543
6.25% (Annually)	6-Month BUBOR (Semiannually)	9/17/2027	HUF	1,302,310,000	19,719	119	19,600
6-Month WIBOR (Semiannually)	4.75% (Annually)	9/17/2027	PLN	17,530,000	20,523	(2,477)	23,000
8.25% (Quarterly)	1-Day COP-IBR-OIS (Quarterly)	9/17/2027	COP	22,898,410,000	4,366	(37,708)	42,074
Thai Overnight Repurchase Rate (Quarterly)	1.75% (Quarterly)	9/17/2027	THB	43,410,000	9,057	3,252	5,805
2.18% (Annually)	6-Month EURIBOR (Semiannually)	11/20/2027	EUR	254,950,000	306,192	64,047	242,145
1-Day MIBOR (Semiannually)	6.00% (Semiannually)	3/19/2028	INR	2,476,700,000	117,422	(68,861)	186,283
1-Day SONIA (Annually)	3.50% (Annually)	6/18/2030	GBP	5,120,000	(140,217)	(146,446)	6,229
3-Month STIBOR (Quarterly)	2.50% (Annually)	6/18/2030	SEK	55,740,000	(42,201)	(51,236)	9,035
6-Month NIBOR (Semiannually)	4.00% (Annually)	6/18/2030	NOK	56,620,000	(28,128)	(50,973)	22,845
Bank of Japan Unsecured Overnight Call Rate (Annually)	0.75% (Annually)	6/18/2030	JPY	1,041,000,000	(111,401)	(124,524)	13,123
1.30% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	8/2/2034	JPY	4,676,620,000	320,463	56,320	264,143
3-Month JIBAR (Quarterly)	10.50% (Quarterly)	12/18/2034	ZAR	129,130,000	44,743	30,291	14,452
6-Month EURIBOR (Semiannually)	3.00% (Annually)	3/28/2035	EUR	8,250,000	21,614	10,635	10,979
3-Month New Zealand BBR FRA (Quarterly)	4.25% (Semiannually)	6/18/2035	NZD	4,610,000	26,733	13,417	13,316
3-Month STIBOR (Quarterly)	2.75% (Annually)	6/18/2035	SEK	44,600,000	(66,083)	(74,379)	8,296
6-Month EURIBOR (Semiannually)	2.50% (Annually)	6/18/2035	EUR	3,170,000	(49,855)	(80,293)	30,438
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	8.75% (Lunar)	9/5/2035	MXN	37,390,000	44,944	31,140	13,804
3-Month JIBAR (Quarterly)	9.25% (Quarterly)	9/17/2035	ZAR	19,100,000	18,635	17,182	1,453
4.25% (Annually)	1-Day SONIA (Annually)	9/7/2037	GBP	3,450,000	1,026	(34,124)	35,150
2.50% (Annually)	6-Month EURIBOR (Semiannually)	1/25/2044	EUR	28,270,000	309,648	(44,764)	354,412
6-Month EURIBOR (Semiannually)	2.50% (Annually)	6/18/2045	EUR	2,130,000	(92,009)	(106,105)	14,096
2.00% (Annually)	6-Month EURIBOR (Semiannually)	5/17/2053	EUR	3,032,765	149,987	4,606	145,381
2.50% (Annually)	6-Month EURIBOR (Semiannually)	11/10/2053	EUR	5,051,140	(706)	(116,387)	115,681
1-Day ESTR (Annually)	2.53% (Annually)	3/19/2056	EUR	3,240,000	(17,354)	(23,838)	6,484
Subtotal Appreciation					$1,264,591	$(770,188)	$2,034,779
8.75% (Lunar)	Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	3/18/2026	MXN	640,390,000	$(170,786)	$(44,747)	$(126,039)
6.25% (Annually)	1-Day MIBOR (Annually)	3/19/2026	INR	3,231,650,000	(60,268)	17,993	(78,261)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	13.75% (Upon termination)	1/4/2027	BRL	75,197,966	(222,466)	(140,485)	(81,981)
0.50% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	6/18/2027	JPY	3,059,000,000	165,599	174,332	(8,733)
3.50% (Annually)	1-Day SOFR (Annually)	6/18/2027	USD	1,650,000	4,561	6,844	(2,283)
3.75% (Annually)	1-Day SONIA (Annually)	6/18/2027	GBP	680,000	3,721	4,040	(319)
3.50% (Annually)	6-Month PRIBOR (Semiannually)	9/17/2027	CZK	169,710,000	(12,725)	1,869	(14,594)
3-Month JIBAR (Quarterly)	7.50% (Quarterly)	9/17/2027	ZAR	132,250,000	14,823	23,061	(8,238)
5.50% (Semiannually)	1-Day CLP-TNA (Semiannually)	9/17/2027	CLP	2,225,410,000	(26,312)	(20,643)	(5,669)
7-Day CFETS Repo Rate (Quarterly)	1.50% (Quarterly)	9/17/2027	CNY	230,420,000	(29,433)	(19,231)	(10,202)
3-Month EURIBOR (Quarterly)	2.14% (Annually)	11/20/2027	EUR	254,950,000	(242,842)	(45,782)	(197,060)
6-Month EURIBOR (Semiannually)	2.50% (Annually)	5/14/2028	EUR	8,510,178	36,728	47,079	(10,351)
6-Month EURIBOR (Semiannually)	2.33% (Annually)	2/25/2029	EUR	16,043,961	(44,585)	(36,809)	(7,776)
3.80% (Annually)	1-Day SOFR (Annually)	8/31/2029	USD	156,820,000	(1,007,033)	(444,142)	(562,891)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	13.25% (Upon termination)	1/2/2030	BRL	5,410,393	(60,137)	(40,799)	(19,338)
6.00% (Semiannually)	1-Day MIBOR (Semiannually)	3/19/2030	INR	804,260,000	(37,068)	53,823	(90,891)
1-Day SONIA (Annually)	0.31% (Annually)	6/17/2030	GBP	10,000	(2,674)	307	(2,981)
1.50% (Quarterly)	7-Day CFETS Repo Rate (Quarterly)	9/17/2030	CNY	67,010,000	34,187	43,423	(9,236)
1-Day COP-IBR-OIS (Quarterly)	8.75% (Quarterly)	9/17/2030	COP	10,224,120,000	7,234	51,620	(44,386)

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
2.00% (Quarterly)	Thai Overnight Repurchase Rate (Quarterly)	9/17/2030	THB	197,160,000	$(127,209)	$(64,403)	$(62,806)
3.82% (Annually)	1-Day SOFR (Annually)	1/31/2032	USD	25,330,000	(186,712)	10,570	(197,282)
3.86% (Annually)	1-Day SOFR (Annually)	11/15/2034	USD	9,910,000	(75,569)	(13,244)	(62,325)
3.75% (Annually)	6-Month PRIBOR (Semiannually)	3/19/2035	CZK	18,360,000	1,975	12,022	(10,047)
0.75% (Annually)	Swiss Average Overnight Rate (Annually)	6/18/2035	CHF	180,000	(1,701)	2,758	(4,459)
1.00% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	6/18/2035	JPY	3,643,000,000	791,961	861,098	(69,137)
1-Day SONIA (Annually)	3.50% (Annually)	6/18/2035	GBP	720,000	(49,457)	(49,333)	(124)
3.00% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/18/2035	CAD	2,750,000	(40,043)	(34,891)	(5,152)
3.25% (Annually)	1-Day SOFR (Annually)	6/18/2035	USD	980,000	43,272	50,357	(7,085)
4.00% (Annually)	6-Month NIBOR (Semiannually)	6/18/2035	NOK	12,150,000	9,034	14,727	(5,693)
4.25% (Semiannually)	6-Month ASX BBSW (Semiannually)	6/18/2035	AUD	3,970,000	15,601	26,088	(10,487)
1-Day COP-IBR-OIS (Quarterly)	9.25% (Quarterly)	9/17/2035	COP	5,497,350,000	6,034	44,808	(38,774)
3.75% (Quarterly)	3-Month KWCDC (Quarterly)	9/17/2035	KRW	6,694,600,000	(451,723)	(403,592)	(48,131)
5.00% (Annually)	6-Month WIBOR (Semiannually)	9/17/2035	PLN	6,730,000	(24,848)	7,460	(32,308)
5.75% (Semiannually)	1-Day CLP-TNA (Semiannually)	9/17/2035	CLP	744,230,000	(21,650)	(20,171)	(1,479)
6.75% (Annually)	6-Month BUBOR (Semiannually)	9/17/2035	HUF	179,990,000	10,325	10,749	(424)
6-Month EURIBOR (Semiannually)	3.00% (Annually)	1/25/2039	EUR	11,910,000	(35,699)	60,033	(95,732)
3.00% (Annually)	6-Month EURIBOR (Semiannually)	3/28/2040	EUR	10,180,000	24,645	33,156	(8,511)
1-Day SONIA (Annually)	0.40% (Annually)	6/17/2040	GBP	10,000	(6,105)	512	(6,617)
Bank of Japan Unsecured Overnight Call Rate (Annually)	2.16% (Annually)	8/2/2044	JPY	5,921,700,000	(675,817)	(298,368)	(377,449)
6-Month EURIBOR (Semiannually)	2.00% (Annually)	1/25/2049	EUR	16,640,000	(199,397)	5,976	(205,373)
2.61% (Annually)	6-Month EURIBOR (Semiannually)	3/19/2056	EUR	3,240,000	17,244	20,827	(3,583)
2.00% (Annually)	6-Month EURIBOR (Semiannually)	6/18/2075	EUR	1,240,000	173,105	178,701	(5,596)
Subtotal Depreciation					$(2,452,210)	$87,593	$(2,539,803)
Net Centrally Cleared Interest Rate Swaps outstanding at March 31, 2025					$(1,187,619)	$(682,595)	$(505,024)
Total Return Basket Swap Agreements outstanding at March 31, 2025:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the USFFE, OBFR01 or 1-Month LIBOR plus or minus a specified spread(-17.31% to 0.15%), which is denominated in USD based on the local currencies of the positions within the swap (Monthly).*	14-6 months maturity ranging from 05/26/2026 - 03/21/2030	GSC	$153,281,688	$578,443	$—	$578,443

*The following table represents disclosures associated with the underlying components of the total return basket swap as of year end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Booking Holdings, Inc.	235	$1,082,624	$33,070	5.72%
Microsoft Corporation	(2,793)	1,048,464	16,505	2.85
ConocoPhillips	9,384	985,508	100,518	17.38
ROBLOX Corporation Class A	16,248	947,096	42,541	7.35
CME Group, Inc.	3,459	917,638	8,379	1.45
Snowflake, Inc. Class A	6,038	882,514	(21,723)	(3.76)
VeriSign, Inc.	3,468	880,421	50,296	8.70
General Electric Co.	4,184	837,428	31,797	5.50
Walt Disney Co. (The)	8,374	826,514	(38,612)	(6.68)

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Nutanix, Inc. Class A	11,091	$774,263	$58,718	10.15%
Fortinet, Inc.	8,031	773,064	(330)	(0.06)
Hancock Whitney Corporation	14,457	758,270	27,710	4.79
Veeva Systems, Inc. Class A	3,236	749,555	(23,461)	(4.06)
Marriott International, Inc. Class A	3,142	748,424	(61,730)	(10.67)
Cencora, Inc.	2,673	743,335	42,619	7.37
General Motors Co.	15,165	713,210	(17,557)	(3.04)
McKesson Corporation	1,050	706,640	13,053	2.26
DoorDash, Inc. Class A	3,835	700,923	(437)	(0.08)
ServiceNow, Inc.	875	696,623	6,540	1.13
Boeing Co. (The)	(4,011)	684,076	(88,634)	(15.32)
TechnipFMC PLC	21,120	669,293	126,946	21.95
Oracle Corporation	(4,719)	659,763	43,809	7.57
Trex Co., Inc.	(11,349)	659,377	(43,387)	(7.50)
Airbnb, Inc. Class A	4,902	585,593	(51,799)	(8.95)
Cadence Design Systems, Inc.	(2,205)	560,797	(43,863)	(7.58)
MicroStrategy, Inc. Class A	(1,858)	535,606	(90,135)	(15.58)
Cardinal Health, Inc.	3,858	531,517	52,324	9.05
Southwest Airlines Co.	(15,725)	528,046	(89,324)	(15.44)
General Mills, Inc.	8,789	525,494	(49,713)	(8.59)
Zoom Communications, Inc.	6,953	512,923	942	0.16
Synopsys, Inc.	(1,184)	507,758	600	0.10
Delta Air Lines, Inc.	11,309	493,072	(77,385)	(13.38)
Comcast Corporation Class A	13,283	490,143	9,419	1.63
Cintas Corporation	2,368	486,695	10,586	1.83
Datadog, Inc. Class A	4,900	486,129	(14,009)	(2.42)
Atlassian Corporation Class A	2,269	481,504	(14,078)	(2.43)
Manhattan Associates, Inc.	2,777	480,532	18,191	3.14
Exelixis, Inc.	13,015	480,514	(30,230)	(5.23)
Palo Alto Networks, Inc.	2,805	478,645	(9,303)	(1.61)
NNN REIT, Inc.	11,190	477,254	(7,125)	(1.23)
Truist Financial Corporation	(11,485)	472,608	(8,012)	(1.39)
Saia, Inc.	(1,339)	467,887	22,100	3.82
Chemed Corporation	759	467,028	13,072	2.26
Carrier Global Corporation	(7,228)	458,255	27,371	4.73
NOV, Inc.	29,930	455,535	11,362	1.96
Kinsale Capital Group, Inc.	(933)	454,100	(34,291)	(5.93)
TransUnion	(5,435)	451,051	(10,312)	(1.78)
Advanced Micro Devices, Inc.	(4,370)	448,974	(25,839)	(4.47)
Ameriprise Financial, Inc.	918	444,413	2,446	0.42
Lumentum Holdings, Inc.	(7,108)	443,113	(34,210)	(5.91)
Other	(1,100,980)	121,631,479	693,028	119.82
		$153,281,688	$578,443	100.00%
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2024, see Schedule of Investments in the Fund’s Annual Financial Statements.

See the Notes to Financial Statements in the December 31, 2024 GuideStone Funds’ Annual Financial Statements to shareholders for more information. The Notes also contain Derivative Holdings Categorized by Risk Exposure by Fund as of December 31, 2024, the average balance of derivative holdings by Fund during the period ended December 31, 2024, and the market values of loaned securities and collateral received for each of the Select Funds.